UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	September 30, 2019

Long Short Credit Strategies Fund

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6, and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Long Short Credit Strategies Fund

TABLE OF CONTENTS

Fund Basics	1

Schedule of Investments	4

Financial Statements	10

Financial Highlights	13

Notes to Financial Statements	20

Other Information	32

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Long Short Credit Strategies Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	2.35%	1.31%	3.38%	3.03%
Class C	1.97	1.31	2.77	2.40
Institutional	2.53	1.31	3.85	3.49
Investor	2.48	1.31	3.77	3.40
Class R	2.23	1.31	3.27	2.92
Class P	2.53	1.31	3.86	3.50
Class R6	2.53	1.31	3.87	3.50

[1]	The net asset value (“NAV”) represents the net assets of the Fund (ex-dividend) divided by the total number of shares outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “BofA/Merrill Lynch Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The BofA/Merrill Lynch Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

2

FUND BASICS

TOP TEN INDUSTRY ALLOCATIONS[5]

As of September 30, 2019	Percentage of Net Assets

Media	9.1%
Packaging	5.8
Oil Field Services	5.5
Telecommunication Services	4.7
Automotive	4.6
Media – Non Cable	4.6
Health Care	4.5
Aerospace & Defense	3.5
Commercial Services	3.2
Pharmaceuticals	3.1

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – 43.6%
Bank Loans(a) – 30.5%
Aerospace & Defense(b) – 1.5%
TransDigm, Inc. (B+/Ba3) (1M LIBOR + 2.500%)
$1,690,633	4.544%		06/09/23	$1,685,054

Automotive(b) – 2.9%
Adient US LLC (BB-/Ba2) (3M LIBOR + 4.250%)
2,066,906	6.459		05/06/24	2,030,218
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
1,227,060	5.530		11/06/24	1,219,771

				3,249,989

Building Materials – 0.5%
AECOM (BBB-/Ba1)(b) (3M LIBOR + 1.750%)
506,604	3.804		03/13/25	507,713
Advanced Drainage System , Inc. (NR/NR)(c)
58,000	0.000		07/31/26	58,218

				565,931

Chemicals(b) – 0.4%
Consolidated Energy Finance SA (BB/Ba2) (3M LIBOR + 2.500%)
301,006	4.547		05/07/25	291,223
INEOS Enterprises Holdings US Finco LLC (BB/Ba3) (3M LIBOR + 4.000%)
208,000	6.124		08/28/26	208,520

				499,743

Commercial Services(b) – 1.3%
Prime Security Services Borrower LLC (BB-/Ba3)(1 Week LIBOR + 3.250%)
1,467,103	5.210		09/23/26	1,450,833

Construction Machinery(b) – 0.3%
TEX Operations Co. LLC (BBB-/Ba1) (1M LIBOR + 2.000%)
327,988	4.044		08/04/23	328,945

Consumer Cyclical Services – 1.3%
Allied Universal Holding Co. LLC (B-/B3)
29,189	2.125		07/10/26	29,203
(3M LIBOR + 4.250%)
795,261	6.507	(b)	07/10/26	795,635
The Hertz Corp. (BB/Ba2)(c)
652,159	0.000		06/30/23	652,159

				1,476,997

Consumer Products(b) – 0.7%
Energizer Holdings, Inc. (BB+/Ba1) (1M LIBOR + 2.250%)
792,074	4.375		12/17/25	791,583

Diversified Financial services – 0.5%
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/Ba2)(b) (1M LIBOR + 3.750%)
259,686	5.875	(b)	06/03/26	259,281
VFH Parent LLC (B+/Ba3)(b)(c)(6M LIBOR + 3.500%)
272,000	0.000		03/01/26	272,340

				531,621

Diversified Manufacturing(b) – 0.4%
AI Aqua Merger Sub, Inc. (B/B2) (1M LIBOR + 3.250%)
134,578	5.294		12/13/23	128,298

Secured Debt Obligations – (continued)
Diversified Manufacturing(b) – (continued)
Apex Tool Group LLC (B-/B2) (1M LIBOR + 5.500%)
296,202	7.544		08/01/24	287,561

				415,859

Environmental(b) – 0.3%
Core & Main LP (B+/B2) (6M LIBOR + 2.750%)
291,000	5.211		08/01/24	288,273

Food & Beverage – 0.3%
B&G Foods, Inc. (NR/NR)(c)
57,000	0.000		09/17/26	57,249
Dole Food Co., Inc. (B/B1)(b) (1M LIBOR + 2.750%)
306,849	4.796		04/06/24	302,575

				359,824

Gaming(b) – 0.8%
Caesars Resort Collection LLC (BB/Ba3) (1M LIBOR + 2.750%)
941,393	4.794		12/22/24	934,803

Health Care –(b) – 1.6%
Vizient, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
770,014	4.544		05/06/26	772,901
Athenahealth, Inc. (B/B2) (3M LIBOR + 4.500%)
1,030,552	6.830		02/11/26	1,026,688

				1,799,589

Health Care – Services(b) – 1.3%
Envision Healthcare Corp. (B+/B2) (1M LIBOR + 3.750%)
846,727	5.794		10/10/25	688,228
Kindred Healthcare, Inc. (B+/B3) (1M LIBOR + 5.000%)
767,250	7.063		06/19/25	767,250

				1,455,978

Insurance(b) – 1.1%
Hub International Ltd. (B/B2) (3M LIBOR + 3.000%)
1,190,956	5.267		04/25/25	1,176,236

Media – Cable(b) – 0.3%
CSC Holdings LLC (BB/Ba3) (1M LIBOR + 2.250%)
308,212	4.278		07/17/25	307,715

Media – Non Cable – 4.6%
CBS Radio, Inc. (BB/Ba3)(b) (1M LIBOR + 2.750%)
695,188	4.804		11/18/24	695,362
Cumulus Media New Holdings, Inc. (B/B2)(b)
57,000	5.796		03/17/26	57,071
Diamond Sports Group LLC (BB/Ba2)(b) (3M LIBOR + 3.000%)
475,000	5.300		08/24/26	477,375
iHeartCommunications, Inc. (BB-/B1)(b) (1M LIBOR + 4.000%)
473,069	6.100		05/01/26	475,865
Lions Gate Capital Holdings LLC (BB-/Ba2)(b) (1M LIBOR + 2.250%)
1,245,205	4.294		03/24/25	1,240,922
Nexstar Broadcasting, Inc. (BB/Ba3)(c)
2,040,855	0.000		09/18/26	2,049,141
Univision Communications, Inc. (B/B2)(b) (1M LIBOR + 2.750%)
127,856	4.794		03/15/24	124,153

				5,119,889

Packaging(b) – 4.0%
Berry Global, Inc. (BBB-/Ba2) (1M LIBOR + 2.250%)
307,959	4.299		10/01/22	309,231

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Packaging(b) – (continued)
BWAY Holding Co. (B/B2) (3M LIBOR + 3.250%)
$1,366,999	5.590%		04/03/24	$1,337,007
Flex Acquisition Co., Inc. (B/B2) (3M LIBOR + 3.000%)
1,165,670	5.319		12/29/23	1,121,083
Reynolds Group Holdings, Inc. (B+/B1) (1M LIBOR + 2.750%)
1,134,253	4.794		02/05/23	1,135,671
Trident TPI Holdings, Inc. (CCC+/Caa2) (1M LIBOR + 3.250%)
517,973	5.294		10/17/24	499,927

				4,402,919

Pharmaceuticals(b) – 0.3%
Valeant Pharmaceuticals International, Inc. (BB-/Ba2) (1M LIBOR + 3.000%)
295,718	5.412		06/02/25	296,797

Real Estate Investment Trust(b) – 0.4%
iStar, Inc. (BB-/Ba2) (1M LIBOR + 2.750%)
497,481	4.807		06/28/23	498,103

Restaurant(b) – 0.3%
1011778 B.C. Unlimited Liability Co. (BB/Ba3) (1M LIBOR + 2.250%)
300,856	4.294		02/16/24	301,758

Technology(b) – 0.2%
Match Group, Inc. (BBB-/Ba2) (6M LIBOR + 2.500%)
216,610	4.659		11/16/22	216,610

Technology- Hardware – 1.2%
CommScope, Inc. (B+/Ba1)(b) (1M LIBOR + 3.250%)
1,278,000	5.294		04/06/26	1,272,300

Technology- Software – 1.8%
DigiCert Holdings, Inc. (B-/B2)(c)
598,000	0.000		08/31/26	595,757
Navicure, Inc. (NR/NR)(c)
286,000	0.000		09/18/26	285,643
Perforce Software, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
592,234	6.544		07/01/26	591,494
SS&C Technologies Holdings Europe S.a.r.l. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
224,995	4.294		04/16/25	225,558
SS&C Technologies, Inc. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
340,632	4.294		04/16/25	341,483

				2,039,935

Telecommunications(b) – 0.2%
Rackspace Hosting, Inc. (BB-/B1) (3M LIBOR + 3.000%)
286,741	5.287		11/03/23	262,681

Telecommunications – Wireless(b) – 0.5%
SBA Senior Finance II LLC (BB+/B1) (1M LIBOR + 2.000%)
249,369	4.050		04/11/25	249,379
Sprint Communications, Inc. (BB-/Ba2) (1M LIBOR + 3.000%)
318,455	5.063		02/02/24	317,359

				566,738

Telecommunications-Wirelines(b) – 0.7%
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR +2.750%)
771,076	4.794		01/31/25	765,509

Secured Debt Obligations – (continued)
Transportation(b) – 0.8%
XPO Logistics, Inc. (BBB-/Baa3) (1M LIBOR + 2.000%)
925,000	4.044		02/24/25	928,783

TOTAL BANK LOANS				$33,990,495

Other Secured Debt Obligations – 13.1%
Aerospace & Defense(d)(e) – 0.2%
Triumph Group, Inc. (B/B3)
$206,000	6.250%		09/15/24	$213,725

Auto Components(d)(e) – 1.7%
Ashtead Capital, Inc. (BBB-/Baa3)
1,090,000	5.250		08/01/26	1,157,199
681,000	4.375		08/15/27	698,188

				1,855,387

Chemicals(d)(e) – 1.0%
TPC Group, Inc. (B/B2)
1,052,000	10.500		08/01/24	1,096,710

Commercial Services(e) – 1.3%
Capitol Investment Merger Sub 2 LLC (B/Caa1)(d)
534,000	10.000		08/01/24	555,360
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)
900,000	5.750		04/15/26	934,875

				1,490,235

Electrical Equipment(d)(e) – 0.2%
Talen Energy Supply LLC (BB/Ba3)
300,000	6.625		01/15/28	294,750

Financial Services(d)(e) – 0.8%
VFH Parent LLC/Orchestra Co-Issuer, Inc. (B-/B1)
824,000	6.750		06/15/22	851,810

Health Care – Services – 1.6%
HCA, Inc. (BBB-/Baa3)
234,000	5.250		04/15/25	260,325
296,000	4.125	(d)	06/15/29	310,800
Tenet Healthcare Corp. (BB-/Ba3)(d)
557,000	4.625		07/15/24	572,317
156,000	4.625	(e)	09/01/24	160,290
454,000	4.875	(e)	01/01/26	466,485

				1,770,217

Media(d) – 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital (BBB-/Ba1)
567,000	3.750		02/15/28	581,192
Clear Channel Worldwide Holdings, Inc. (B+/B1)(e)
319,000	5.125		08/15/27	332,558
Univision Communications, Inc. (B/B2)(e)
500,000	5.125		05/15/23	498,750
Virgin Media Secured Finance PLC (BB-/Ba3)(e)
1,349,000	5.500		05/15/29	1,409,705

				2,822,205

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Metal Fabricate/Hardware(d)(e) – 0.1%
Advanced Drainage Systems, Inc. (B/B1)
$152,000	5.000%	09/30/27	$153,900

Metals & Mining(d)(e) – 0.5%
Cleveland-Cliffs, Inc. (BB/Ba2)
185,000	4.875	01/15/24	188,700
Mauser Packaging Solutions Holding Co. (B/B2)
345,000	5.500	04/15/24	354,919

			543,619

Oil Field Service(d)(e) – 0.3%
Transocean Phoenix 2 Ltd. (B/NR)
300,000	7.750	10/15/24	314,250

Oil, Gas & Consumable Fuels(d)(e) – 0.8%
Transocean Sentry Ltd. (B/B1)
872,000	5.375	05/15/23	873,090

Packaging(d)(e) – 1.3%
LABL Escrow Issuer LLC (B/B2)
979,000	6.750	07/15/26	1,015,713
Trivium Packaging Finance B.V. (B+/B2)
433,000	5.500	08/15/26	455,191

			1,470,904

Retailing(d)(e) – 0.1%
Beacon Roofing Supply, Inc. (BB/B1)
76,000	4.500	11/15/26	76,717

Telecommunications – Wireless(d)(e) – 0.1%
CommScope, Inc. (B+/Ba3)
65,000	5.500	03/01/24	66,869

Telecommunications-Wirelines(d)(e) – 0.6%
Altice France SA (B/B2)
591,000	7.375	05/01/26	631,631

TOTAL OTHER SECURED DEBT OBLIGATIONS			$14,526,019

TOTAL SECURED DEBT OBLIGATIONS
(Cost $48,024,965)			$48,516,514

Unsecured Debt Obligations – 40.3%
Aero Leasing(d)(e) – 1.1%
Avolon Holdings Funding, Ltd. (BBB-/Baa3)
$1,144,000	4.375%	05/01/26	$1,187,323

Aerospace & Defense(d) – 1.8%
Bombardier, Inc. (B-/Caa1)(e)
589,000	7.875	04/15/27	584,582
TransDigm UK Holdings PLC (B-/B3)
300,000	6.875	05/15/26	322,500
Triumph Group, Inc. (CCC+/Caa2)
476,000	5.250	06/01/22	474,653
651,000	7.750	08/15/25	657,510

			2,039,245

Unsecured Debt Obligations – (continued)
Automotive(d) – 1.7%
Adient Global Holdings Ltd. (B/B3)(e)
$1,570,000	4.875%	08/15/26	$1,271,700
Lear Corp. (BBB-/Baa2)
272,000	4.250	05/15/29	278,650
Tesla, Inc. (B-/Caa1)(e)
432,000	5.300	08/15/25	387,720

			1,938,070

Chemicals(d)(e) – 0.4%
NOVA Chemicals Corp. (BB+/Ba2)
389,000	4.875	06/01/24	397,266

Commercial Services(d)(e) – 1.9%
Nielsen Finance LLC/Nielsen Finance Co. (BB/B1)
981,000	5.000	04/15/22	984,679
Ritchie Bros Auctioneers, Inc. (BB/Ba3)
253,000	5.375	01/15/25	263,841
The Nielsen Co. Luxembourg S.a.r.l. (BB/B1)
912,000	5.000	02/01/25	899,460

			2,147,980

Computers(d)(e) – 0.7%
Booz Allen Hamilton, Inc. (B+/B1)
797,000	5.125	05/01/25	817,921

Distribution & Wholesale(d)(e) – 0.1%
Performance Food Group, Inc. (B+/B1)
155,000	5.500	10/15/27	163,138

Diversified Financial Services(d)(e) – 0.9%
Nationstar Mortgage Holdings, Inc. (B/B2)
943,000	8.125	07/15/23	981,899

Engineering & Construction(d) – 0.4%
AECOM (BB-/Ba3)
446,000	5.125	03/15/27	468,300

Entertainment(d)(e) – 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. (B-/B3)
82,000	5.250	10/15/25	83,640
Lions Gate Capital Holdings LLC (B-/B2)
78,000	5.875	11/01/24	80,145

			163,785

Environmental(d)(e) – 0.7%
Stericycle, Inc. (BB/NR)
749,000	5.375	07/15/24	769,313

Food & Drug Retailing(d)(e) – 0.2%
FAGE International SA/FAGE USA Dairy Industry, Inc. (B+/B1)
267,000	5.625	08/15/26	238,298

Healthcare Providers & Services(d) – 1.9%
Centene Corp. (BB+/Ba1)
202,000	4.750	05/15/22	206,040
787,000	4.750	01/15/25	808,643
Charles River Laboratories International, Inc. (BB/B1)(e)
553,000	5.500	04/01/26	586,180
Encompass Health Corp. (B+/B1)
360,000	4.500	02/01/28	364,050

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Healthcare Providers & Services(d) – (continued)
Hill-Rom Holdings, Inc. (BB/Ba3)(e)
$103,000	4.375%		09/15/27	$105,060
Surgery Center Holdings, Inc. (CCC/Caa2)(e)
86,000	6.750		07/01/25	77,551

				2,147,524

Home Builders(d)(e) – 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (BB-/B1)
201,000	6.250		09/15/27	201,251
Installed Building Products, Inc. (B+/B3)
256,000	5.750		02/01/28	263,680

				464,931

Insurance(d)(e) – 0.5%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
630,000	7.000		11/15/25	587,475

Internet(d)(e) – 0.2%
GrubHub Holdings, Inc. (BB/Ba3)
254,000	5.500		07/01/27	259,080

Iron/Steel(d) – 1.2%
Cleveland-Cliffs, Inc. (B+/B1)
205,000	5.750		03/01/25	201,413
United States Steel Corp. (B/B3)
1,380,000	6.250		03/15/26	1,159,200

				1,360,613

Lodging(d)(e) – 0.1%
Marriott Ownership Resorts, Inc. (BB-/NR)
128,000	4.750		01/15/28	129,280

Machinery – Construction & Mining(d)(e) – 0.3%
Terex Corp. (BB/B2)
270,000	5.625		02/01/25	277,425

Media(d) – 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(e)
762,000	4.750		03/01/30	773,430
CSC Holdings LLC (B/B3)(e)
1,141,000	5.750		01/15/30	1,192,345
Diamond Sports Group LLC/Diamond Sports Finance Co. (B/B2)(e)
694,000	6.625		08/15/27	719,157
Entercom Media Corp. (B-/B3)(e)
80,000	7.250		11/01/24	82,800
GCI LLC (B/B3)
491,000	6.625	(e)	06/15/24	530,280
723,000	6.875		04/15/25	760,054
Sirius XM Radio, Inc. (BB/Ba3)(e)
257,000	5.500		07/01/29	273,705
TEGNA, Inc. (BB/Ba3)
591,000	6.375		10/15/23	609,469
1,535,000	5.000	(e)	09/15/29	1,552,269
The Walt Disney Co (A/A2)
413,000	1.750		08/30/24	408,990
413,000	2.000		09/01/29	402,357

				7,304,856

Unsecured Debt Obligations – (continued)
Mining(d)(e) – 0.3%
FMG Resources August 2006 Pty, Ltd. (BB+/Ba1)
389,000	4.500		09/15/27	380,469

Oil Field Services(d) – 5.2%
CNX Resources Corp. (BB-/B3)
280,000	5.875		04/15/22	268,800
CNX Resources Corp. (BB-/B3)(e)
517,000	7.250		03/14/27	435,572
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(e)
821,000	5.625		10/15/25	825,105
Diamondback Energy, Inc. (BB+/Ba2)
546,000	4.750		11/01/24	558,285
Ensign Drilling, Inc. (BB-/B2)(e)
405,000	9.250		04/15/24	378,675
Gulfport Energy Corp. (BB-/B1)
1,039,000	6.625		05/01/23	810,420
Indigo Natural Resources LLC (B+/B3)(e)
418,000	6.875		02/15/26	376,200
Montage Resources Corp. (B/B3)
758,000	8.875		07/15/23	583,660
Noble Holding International Ltd. (B-/B3)(e)
945,000	7.875		02/01/26	675,675
Parsley Energy LLC/Parsley Finance Corp. (BB-/B1)(e)
500,000	5.375		01/15/25	505,000
QEP Resources, Inc. (BB-/Ba3)
280,000	5.375		10/01/22	267,400
WPX Energy, Inc. (BB-/B1)
52,000	5.250		10/15/27	52,399

				5,737,191

Packaging(d)(e) – 0.5%
Trident TPI Holdings, Inc. (CCC+/Caa2)
526,000	9.250		08/01/24	514,165

Pharmaceuticals – 2.8%
Bausch Health Cos., Inc. (B-/B3)(d)(e)
125,000	5.500		03/01/23	126,406
818,000	5.875		05/15/23	829,248
301,000	6.125		04/15/25	311,535
Teva Pharmaceutical Finance Co. B.V. (BB/Ba2)
976,000	2.950		12/18/22	836,920
Teva Pharmaceutical Finance Netherlands III B.V. (BB/Ba2)
1,212,000	2.800		07/21/23	980,205

				3,084,314

Pipelines(d) – 1.8%
Cheniere Energy Partners LP (BB/Ba2)(e)
669,000	4.500		10/01/29	684,889
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (BB-/B1)(e)
435,000	5.625		05/01/27	443,700
EnLink Midstream LLC (BB+/Ba1)
870,000	5.375		06/01/29	831,183

				1,959,772

Real Estate Investment Trust(d) –1.7%
Equinix, Inc. (BBB-/Ba2)
610,000	5.375		01/01/22	622,962

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
iStar, Inc. (BB-/Ba3)
$491,000	5.250%	09/15/22	$501,434
SBA Communications Corp. (BB-/B2)
787,000	4.000	10/01/22	801,756

			1,926,152

Retailing(d)(e) – 1.2%
Rite Aid Corp. (CCC/Caa1)
1,246,000	6.125	04/01/23	987,455
Yum! Brands, Inc. (B+/B1)
284,000	4.750	01/15/30	292,875

			1,280,330

Software(d) – 0.5%
Donnelley Financial Solutions, Inc. (B/B2)
500,000	8.250	10/15/24	518,750

Telecommunication Services – 4.7%
Inmarsat Finance PLC (BB/Ba3)(d)(e)
1,286,000	4.875	05/15/22	1,302,075
Sprint Corp. (B/B3)(d)
2,674,000	7.625	03/01/26	2,948,085
Telesat Canada/Telesat LLC (B/B3)
150,000	6.500	10/15/27	152,121
ViaSat, Inc. (B/Caa1)(d)(e)
824,000	5.625	09/15/25	833,270

			5,235,551

Transportation(d) – 0.4%
CSX Corp. (BBB+/Baa1)
413,000	2.400	02/15/30	404,876

TOTAL UNSECURED DEBT OBLIGATIONS
(Cost $45,589,052)			$44,885,292

U.S. Treasury Obligation(f) –10.7%
United States Treasury Bill
$12,000,000	0.000%	11/26/19	$11,966,027
(Cost $11,968,080)

Shares	Description	Value

Common Stock* - 0.0%
Oil, Gas & Consumable Fuels – 0.0%
1,141,924	Prairie Provident Resources, Inc.	$47,401
(Cost $2,946,424)

Units	Expiration Date	Value

Warrant*(g) – 0.0%
Jack Cooper Enterprises, Inc. (NR/NR)
1,734	10/17/29	$17
Cost (0)

Shares	Dividend Rate	Value

Investment Company(h) – 8.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
9,128,494	2.032%	$9,128,494
(Cost $9,128,494)

TOTAL INVESTMENTS – 102.8%
(Cost $117,657,015)		$114,543,745

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%		(3,167,021)

NET ASSETS –100.0%		$111,376,724

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2019, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Allied Universal Holding Co. LLC (NR/NR), due 07/10/26	$49,550	$49,573	$23

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.750%	3M LIBOR	12/18/26	$2,274	$(188,612)	$(163,777)	$(24,835)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund	Credit Spread at September 30, 2019(a)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:

CDX.NA.HY. Index 32(b)	(5.000)%	3.282%	06/20/24	29,700	$(2,163,864)	$(1,849,493)	$(314,371)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.

Abbreviation:
CDX.NA.HY.Index 32	—CDX North America High Yield Index 32

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Statement of Assets and Liabilities

September 30, 2019 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost and $108,528,521)	$105,415,251
Investments of affiliated issuers, at value (cost $9,128,494)	9,128,494
Cash	1,269,201
Receivables:
Investments sold	13,439,784
Collateral on swap contracts	1,184,150
Dividends and interest	1,001,623
Reimbursement from investment adviser	32,285
Fund shares sold	28,434
Unrealized gain on unfunded loan commitment	23
Other assets	51,806
Total assets	131,551,051

Liabilities:
Variation margin on swap contracts	82,208
Payables:
Investments purchased	18,137,476
Investments purchased on an extended — settlement basis	1,655,595
Management fees	90,194
Fund shares redeemed	50,365
Distribution and Service fees and Transfer Agency fees	4,488
Income distribution	172
Accrued expenses	153,829
Total liabilities	20,174,327

Net Assets:
Paid-in capital	147,295,167
Total distributable earnings (loss)	(35,918,443)
NET ASSETS	$111,376,724
Net Assets:
Class A	$1,872,354
Class C	790,872
Institutional	21,278,483
Investor	3,654,326
Class P	81,628,504
Class R	25,599
Class R6	2,126,586
Total Net Assets	$111,376,724
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	212,875
Class C	89,986
Institutional	2,421,897
Investor	415,673
Class P	9,301,394
Class R	2,913
Class R6	242,006
Net asset value, offering and redemption price per share:(a)
Class A	$8.80
Class C	8.79
Institutional	8.79
Investor	8.79
Class P	8.78
Class R	8.79
Class R6	8.79

(a)	Maximum public offering price for Class A Shares of the Long Short Credit Strategies Fund is $9.14. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Statement of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

Investment income:

Interest	$2,907,793

Dividends — affiliated issuers	89,222

Total investment income	2,997,015

Expenses:

Management fees	576,180

Custody, accounting and administrative services	75,763

Registration fees	64,049

Professional fees	63,459

Printing and mailing costs	34,569

Transfer Agency fees(a)	21,923

Trustee fees	8,413

Distribution and Service fees(a)	7,315

Other	8,343

Total expenses	860,014

Less — expense reductions	(206,850)

Net expenses	653,164

NET INVESTMENT INCOME	2,343,851

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	239,151

Swap contracts	(1,681,946)

Net change in unrealized gain on:

Investments — unaffiliated issuers	1,446,442

Unfunded loan commitment	23

Swap contracts	526,774

Net realized and unrealized gain	530,444

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,874,295

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

Distribution and Service Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
$2,995	$4,253	$67	$1,557	$553	$4,477	$2,446	$12,578	$18	$294

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$2,343,851	$8,151,711

Net realized loss	(1,442,795)	(11,544,997)

Net change in unrealized gain	1,973,239	4,116,488
Net increase in net assets resulting from operations	2,874,295	723,202

Distributions to shareholders:

From distributable earnings:

Class A Shares	(30,641)	(326,270)

Class C Shares	(7,817)	(67,583)

Institutional Shares	(328,542)	(4,124,356)

Investor Shares	(53,448)	(405,543)

Class P Shares(a)	(1,234,844)	(5,378,337)

Class R Shares	(315)	(1,512)

Class R6 Shares	(28,976)	(109,745)

Total distributions to shareholders	(1,684,583)	(10,413,346)

From share transactions:

Proceeds from sales of shares	4,264,198	145,191,325

Reinvestment of distributions	1,683,246	10,328,319

Cost of shares redeemed	(15,905,855)	(244,474,444)

Net decrease in net assets resulting from share transactions	(9,958,411)	(88,954,800)

TOTAL DECREASE	(8,768,699)	(98,644,944)

Net assets:

Beginning of period	120,145,423	218,790,367

End of period	$111,376,724	$120,145,423

(a)	Class P Shares commenced operations on April 20, 2018.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.71		$9.19	$9.45	$9.47	$9.79	$10.52

Net investment income (loss)(b)	0.16		0.38	0.32	0.33	0.32	0.31

Net realized and unrealized gain (loss)	0.04		(0.34)	(0.24)	(0.03)	(0.30)	(0.65)

Total from investment operations	0.20		0.04	0.08	0.30	0.02	(0.34)

Distributions to shareholders from net investment income	(0.11)		(0.52)	(0.34)	(0.32)	(0.34)	(0.30)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.09)

Total distributions	(0.11)		(0.52)	(0.34)	(0.32)	(0.34)	(0.39)

Net asset value, end of period	$8.80		$8.71	$9.19	$9.45	$9.47	$9.79

Total return(c)	2.35%		0.61%	0.86%	3.20%	0.19%	(3.28)%

Net assets, end of period (in 000s)	$1,872		$3,169	$6,984	$12,673	$8,358	$6,943

Ratio of net expenses to average net assets	1.46	%(d)	1.47%	1.43%	1.45%	1.49%	1.57	%(d)

Ratio of total expenses to average net assets	1.82	%(d)	1.74%	1.54%	1.62%	1.57%	1.62	%(d)

Ratio of net investment income to average net assets	3.77	%(d)	4.15%	3.40%	3.43%	3.34%	3.35	%(d)

Portfolio turnover rate(e)	105%		220%	267%	266%	173%	164%

(a)	Commenced operations on April 30, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.70		$9.19	$9.45	$9.47	$9.79	$10.52

Net investment income(b)	0.13		0.31	0.25	0.26	0.25	0.24

Net realized and unrealized gain (loss)	0.04		(0.34)	(0.24)	(0.03)	(0.31)	(0.66)

Total from investment operations	0.17		(0.03)	0.01	0.23	(0.06)	(0.42)

Distributions to shareholders from net investment income	(0.08)		(0.46)	(0.27)	(0.25)	(0.26)	(0.22)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.09)

Total distributions	(0.08)		(0.46)	(0.27)	(0.25)	(0.26)	(0.31)

Net asset value, end of period	$8.79		$8.70	$9.19	$9.45	$9.47	$9.79

Total return(c)	1.97%		(0.25)%	0.12%	2.43%	(0.55)%	(3.95)%

Net assets, end of period (in 000s)	$791		$1,092	$1,545	$2,692	$1,773	$1,016

Ratio of net expenses to average net assets	2.22	%(d)	2.22%	2.18%	2.20%	2.23%	2.30	%(d)

Ratio of total expenses to average net assets	2.58	%(d)	2.52%	2.29%	2.37%	2.32%	2.38	%(d)

Ratio of net investment income to average net assets	3.03	%(d)	3.39%	2.65%	2.68%	2.61%	2.61	%(d)

Portfolio turnover rate(e)	105%		220%	267%	266%	173%	164%

(a)	Commenced operations on April 30, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.70		$9.18	$9.44	$9.46	$9.78	$10.51

Net investment income(a)	0.18		0.41	0.35	0.36	0.35	0.37

Net realized and unrealized gain (loss)	0.04		(0.34)	(0.23)	(0.03)	(0.30)	(0.66)

Total from investment operations	0.22		0.07	0.12	0.33	0.05	(0.29)

Distributions to shareholders from net investment income	(0.13)		(0.55)	(0.38)	(0.35)	(0.37)	(0.35)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.09)

Total distributions	(0.13)		(0.55)	(0.38)	(0.35)	(0.37)	(0.44)

Net asset value, end of period	$8.79		$8.70	$9.18	$9.44	$9.46	$9.78

Total return(b)	2.53%		0.84%	1.32%	3.55%	0.53%	(2.77)%

Net assets, end of period (in 000s)	$21,278		$22,611	$199,256	$189,429	$173,758	$190,148

Ratio of net expenses to average net assets	1.12	%(c)	1.13%	1.09%	1.11%	1.15%	1.27%

Ratio of total expenses to average net assets	1.48	%(c)	1.30%	1.19%	1.28%	1.23%	1.35%

Ratio of net investment income to average net assets	4.10	%(c)	4.45%	3.74%	3.77%	3.68%	3.57%

Portfolio turnover rate(d)	105%		220%	267%	266%	173%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.70		$9.19	$9.45	$9.47	$9.79	$10.52

Net investment income(b)	0.17		0.40	0.35	0.35	0.35	0.33

Net realized and unrealized gain (loss)	0.04		(0.34)	(0.24)	(0.03)	(0.31)	(0.65)

Total from investment operations	0.21		0.06	0.11	0.32	0.04	(0.32)

Distributions to shareholders from net investment income	(0.12)		(0.55)	(0.37)	(0.34)	(0.36)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.09)

Total distributions	(0.12)		(0.55)	(0.37)	(0.34)	(0.36)	(0.41)

Net asset value, end of period	$8.79		$8.70	$9.19	$9.45	$9.47	$9.79

Total return(c)	2.48%		0.75%	1.12%	3.45%	0.44%	(3.05)%

Net assets, end of period (in 000s)	$3,654		$4,261	$7,357	$9,347	$5,067	$2,475

Ratio of net expenses to average net assets	1.21	%(d)	1.22%	1.18%	1.20%	1.23%	1.30	%(d)

Ratio of total expenses to average net assets	1.57	%(d)	1.50%	1.28%	1.38%	1.32%	1.40	%(d)

Ratio of net investment income to average net assets	4.00	%(d)	4.41%	3.66%	3.69%	3.61%	3.60	%(d)

Portfolio turnover rate(e)	105%		220%	267%	266%	173%	164%

(a)	Commenced operations on April 30, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$8.69	$9.25

Net investment income(b)	0.18	0.38

Net realized and unrealized gain (loss)	0.04	(0.40)

Total from investment operations	0.22	(0.02)

Distributions to shareholders from net investment income	(0.13)	(0.54)

Net asset value, end of period	$8.78	$8.69

Total return(c)	2.53%	(0.07)%

Net assets, end of period (in 000s)	$81,629	$87,163

Ratio of net expenses to average net assets(d)	1.11%	1.12%

Ratio of total expenses to average net assets(d)	1.47%	1.52%

Ratio of net investment income to average net assets(d)	4.11%	4.55%

Portfolio turnover rate(e)	105%	220%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class R Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.70		$9.19	$9.45	$9.47	$9.78	$10.52

Net investment income(b)	0.15		0.35	0.30	0.30	0.30	0.28

Net realized and unrealized gain (loss)	0.04		(0.34)	(0.24)	(0.02)	(0.30)	(0.65)

Total from investment operations	0.19		0.01	0.06	0.28	—	(0.37)

Distributions to shareholders from net investment income	(0.10)		(0.50)	(0.32)	(0.30)	(0.31)	(0.28)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.09)

Total distributions	(0.10)		(0.50)	(0.32)	(0.30)	(0.31)	(0.37)

Net asset value, end of period	$8.79		$8.70	$9.19	$9.45	$9.47	$9.78

Total return(c)	2.23%		0.24%	0.61%	2.94%	0.04%	(3.57)%

Net assets, end of period (in 000s)	$26		$26	$36	$35	$33	$32

Ratio of net expenses to average net assets	1.71	%(d)	1.72%	1.68%	1.70%	1.74%	1.84	%(d)

Ratio of total expenses to average net assets	2.07	%(d)	2.01%	1.78%	1.87%	1.83%	1.93	%(d)

Ratio of net investment income to average net assets	3.50	%(d)	3.88%	3.15%	3.18%	3.08%	2.98	%(d)

Portfolio turnover rate(e)	105%		220%	267%	266%	173%	164%

(a)	Commenced operations on April 30, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,	Period Ended March 31,
			2019	2018(a)
Per Share Data

Net asset value, beginning of period	$8.70		$9.18	$9.48

Net investment income(b)	0.18		0.40	0.13

Net realized and unrealized gain (loss)	0.04		(0.33)	(0.20)

Total from investment operations	0.22		0.07	(0.07)

Distributions to shareholders from net investment income	(0.13)		(0.55)	(0.23)

Net asset value, end of period	$8.79		$8.70	$9.18

Total return(c)	2.53%		0.85%	(0.62)%

Net assets, end of period (in 000s)	$2,127		$1,823	$3,612

Ratio of net expenses to average net assets	1.11	%(d)	1.12%	1.11	%(d)

Ratio of total expenses to average net assets	1.47	%(d)	1.43%	1.05	%(d)

Ratio of net investment income to average net assets	4.10	%(d)	4.49%	4.27	%(d)

Portfolio turnover rate(e)	105%		220%	267%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Notes to Financial Statements

September 30, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Long Short Credit Strategies Fund (the “Fund”) is a diversified fund that currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares. Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the

Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Investment income distributions, if any, are declared daily and paid at least monthly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

20

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally

21

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are

22

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

23

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$33,990,495	$—

Other Secured Obligations	—	14,526,019	—

Unsecured Debt Obligations	—	44,885,292	—

U.S Treasury Obligations	11,966,027	—	—

Common Stock and/or Other Equity Investments

North America	47,401	—	—

Warrants	—	—	17

Investment Company	9,128,494	—	—

Total	$21,141,922	$93,401,806	$17

Investment Type

Liabilities

Unfunded Loan Commitment	$—	$49,573	$—

Derivative Type

Liabilities(a)

Interest Rate Swap Contracts	$—	$(24,835)	$—

Credit Default Swap Contracts	—	(314,371)	—

Total	$—	$(339,206)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2019. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Liabilities
Interest rate	Variation Margin on swap contracts	$(24,835)
Credit	Variation Margin on swap contracts	(314,371)
Total		$(339,206)

24

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(1,005,151)	$332,753	1
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(676,795)	194,021	1
Total		$(1,681,946)	$526,774	2

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2019.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended September 30, 2019, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^
1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	0.99%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Fund invests. For the six months ended September 30, 2019, GSAM waived $6,376 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

25

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Service Plan —The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2019, Goldman Sachs retained $2 in front end sales charges, and it did not retain any contingent deferred sales charges.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.03% of average daily net assets with respect to Class P and Class R6 Shares, 0.04% of average daily net assets with respect to the Institutional Shares and 0.13% of average daily net assets with respect to the Class A, Class C, Investor and Class R Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets of the Fund is 0.094%. The Other Expense limitation will remain in place through at least July 29, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. Goldman Sachs may voluntarily waive a portion of any payments under the Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended September 30, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Fee Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
$6,376	$38	$200,436	$206,850

26

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of September 30, 2019, the Fund participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2019, the Fund did not have any borrowings under the facility. Prior to April 30, 2019 the facility was $770,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2019, Goldman Sachs did not earn any brokerage commissions from portfolio transactions.

As of September 30, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 100% of outstanding Class R Shares of the Fund.

The following table provides information about the Fund’s investments in the Underlying Fund as of and for the six months ended September 30, 2019:

Beginning Value as of March 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2019	Shares as of September 30, 2019	Dividend Income
$9,883,769	$55,173,582	$(55,928,857)	$9,128,494	9,128,494	$89,222

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2019, were:

Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
$—	$97,923,703	$—	$100,146,615

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, March 31, 2019, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:
Perpetual Short-Term	$(24,205,106)
Perpetual Long-Term	(3,356,125)
Total capital loss carryforwards	$(27,561,231)
Timing differences (Post October Loss Deferral/Distributions Payable)	$(6,463,263)

27

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

7. TAX INFORMATION (continued)

As of September 30, 2019, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$117,038,976
Gross unrealized gain	2,364,085
Gross unrealized loss	(4,859,316)
Net unrealized gains on investments	$(2,495,231)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of underlying fund investments, swap transactions, and material modification of debt securities.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the

28

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

8. OTHER RISKS (continued)

realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

29

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

8. OTHER RISKS (continued)

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended September 30, 2019. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Fund. Upon evaluation, GSAM has concluded that the change in accounting principle does not materially impact the financial statement amounts.

On November 5, 2019, a definitive proxy statement (“proxy”) was filed with the SEC to elect certain Trustees to the Trust. The Fund will amortize its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

30

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Long Short Credit Strategies Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,676	$76,294	187,841	$1,688,703
Reinvestment of distributions	3,493	30,639	37,564	325,884
Shares redeemed	(163,279)	(1,431,385)	(621,174)	(5,513,680)
	(151,110)	(1,324,452)	(395,769)	(3,499,093)
Class C Shares
Shares sold	—	—	2,339	21,500
Reinvestment of distributions	891	7,817	7,831	67,504
Shares redeemed	(36,390)	(319,092)	(52,865)	(469,684)
	(35,499)	(311,275)	(42,695)	(380,680)
Institutional Shares
Shares sold	225,291	1,969,703	1,094,503	9,938,491
Reinvestment of distributions	37,354	327,430	456,429	4,039,696
Shares redeemed	(440,705)	(3,856,147)	(20,645,953)	(187,550,998)
	(178,060)	(1,559,014)	(19,095,021)	(173,572,811)
Investor Shares
Shares sold	52,703	461,505	261,703	2,358,837
Reinvestment of distributions	6,079	53,325	46,765	405,540
Shares redeemed	(132,747)	(1,162,681)	(619,379)	(5,489,449)
	(73,965)	(647,851)	(310,911)	(2,725,072)
Class P Shares(a)
Shares sold	171,586	1,500,000	14,275,383	130,828,502
Reinvestment of distributions	141,020	1,234,745	626,192	5,378,440
Shares redeemed	(1,044,824)	(9,133,680)	(4,867,963)	(43,284,558)
	(732,218)	(6,398,935)	10,033,612	92,922,384
Class R Shares
Shares sold	194	1,696	148	1,292
Reinvestment of distributions	36	314	174	1,510
Shares redeemed	(328)	(2,870)	(1,209)	(11,075)
	(98)	(860)	(887)	(8,273)
Class R6 Shares
Shares sold	29,119	255,000	39,312	354,000
Reinvestment of distributions	3,305	28,976	12,636	109,745
Shares redeemed	—	—	(235,684)	(2,155,000)
	32,424	283,976	(183,736)	(1,691,255)

NET DECREASE	(1,138,526)	$(9,958,411)	(9,995,407)	$(88,954,800)

(a)	Class P Shares commenced operations on April 20, 2018.

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GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Fund Expenses — Six Month Period Ended September 30, 2019 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R and Class R6 Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019, which represents a period of 183 days in a 366-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Long Short Credit Strategies Fund
Share Class	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*
Class A
Actual	$1,000.00	$1,023.50		$7.39
Hypothetical 5% return	1,000.00	1,017.70	(a)	7.36
Class C
Actual	1,000.00	1,019.70		11.21
Hypothetical 5% return	1,000.00	1,013.90	(a)	11.18
Institutional
Actual	1,000.00	1,025.30		5.67
Hypothetical 5% return	1,000.00	1,019.40	(a)	5.65
Investor
Actual	1,000.00	1,024.80		6.13
Hypothetical 5% return	1,000.00	1,018.95	(a)	6.11
Class P
Actual	1,000.00	1,025.30		5.62
Hypothetical 5% return	1,000.00	1,019.45	(a)	5.60
Class R
Actual	1,000.00	1,022.30		8.65
Hypothetical 5% return	1,000.00	1,016.45	(a)	8.62
Class R6
Actual	1,000.00	1,025.30		5.62
Hypothetical 5% return	1,000.00	1,019.45	(a)	5.60

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

(a)	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

The annualized net expense ratios for the period were as follows:

Class A	Class C	Institutional	Investor	Class P	Class R	Class R6

1.46%	2.22%	1.12%	1.21%	1.11%	1.71%	1.11%

32

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Long Short Credit Strategies Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Fund and its service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2018, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2019. The information on the Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

34

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees recalled that the Fund was launched in April 2014 in connection with the reorganization of the Goldman Sachs Credit Strategies Fund, a closed-end interval fund, with and into the Fund. The Trustees noted that the Fund’s Institutional Shares (when viewed together with its predecessor for the applicable periods) had placed in the third quartile of the Fund’s peer group for the one-year period and in the fourth quartile for the three- and five-year periods; had outperformed the Fund’s LIBOR-based benchmark index by 0.42% for the three-year period and underperformed by 1.64% and 0.32%, respectively, for the one- and five-year periods; and had underperformed the average performance of a group of competitor funds, as determined by the Investment Adviser, for the one-, three-, and five-year periods ended March 31, 2019. However, they noted that the Fund currently implements a long/short credit strategy, while the Goldman Sachs Credit Strategies Fund implemented a long-only credit strategy through April of 2014.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2018 and 2017, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

35

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

First $1 billion	1.00%

Next $1 billion	0.90

Next $3 billion	0.86

Next $3 billion	0.84

Over $8 billion	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (g) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2020.

36

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.60 trillion in assets under supervision as of September 30, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square Fundssm

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund
∎	Small Cap Growth Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.
Financial	Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction.

Fund holdings and allocations shown are as of September 30, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2019 Goldman Sachs. All rights reserved. 184772-OTU-1086507 FIALTSAR-19

Goldman Sachs Funds

Semi-Annual Report	September 30, 2019

Multi Sector Fixed Income Funds
Bond Fund
Core Fixed Income
Global Income
Strategic Income

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class P, and Class R6 shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Multi Sector Fixed Income Funds

∎	BOND FUND

∎	CORE FIXED INCOME

∎	GLOBAL INCOME

∎	STRATEGIC INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Bond Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Aggregate Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	5.35%	5.42%	1.97%	1.84%
Class C	4.97	5.42	1.30	1.17
Institutional	5.53	5.42	2.38	2.25
Service	5.27	5.42	1.89	1.76
Investor	5.50	5.42	2.29	2.16
Class P	5.64	5.42	2.39	2.26
Class R	5.23	5.42	1.80	1.67
Class R6	5.64	5.42	2.39	2.26

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposits and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Core Fixed Income Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Aggregate Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	5.50%	5.42%	1.68%	1.63%
Class C	5.19	5.42	1.00	0.94
Institutional	5.76	5.42	2.07	2.02
Service	5.40	5.42	1.58	1.53
Investor	5.63	5.42	1.99	1.94
Class P	5.76	5.42	2.09	2.03
Class R	5.37	5.42	1.49	1.44
Class R6	5.76	5.42	2.09	2.03

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificate of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Global Income Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged)[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	5.41%	5.59%	0.51%	0.41%
Class C	5.06	5.59	-0.20	-0.31
Institutional	5.59	5.59	0.84	0.77
Service	5.35	5.59	0.33	0.26
Investor	5.56	5.59	0.78	0.68
Class P	5.59	5.59	0.85	0.78
Class R6	5.68	5.59	0.85	0.78

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged), an unmanaged index, provides a broad based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

CURRENCY ALLOCATION[4]

	Percentage of Net Assets

	as of 9/30/19	as of 3/31/19
U.S. Dollar	66.8%	63.1%
Japanese Yen	16.9	13.7
Euro	15.4	13.7
British Pound	5.4	5.8
Canadian Dollar	2.1	2.5
Thai Baht	2.0	0.6
South Korean Won	1.5	1.8
Swedish Krona	0.4	0.4
Australian Dollar	0.3	0.4
Chinese Yuan Renminbi	0.3	0.0
Singapore Dollar	0.2	0.3
Indonesian Rupiah	0.2	0.2
Mexican Peso	0.1	0.3
Danish Krone	0.1	0.1
Israeli Shekel	0.1	0.1
Czech Koruna	0.1	0.1
Russian Ruble	0.1	0.1
South African Rand	0.0	0.2

[4]	The percentage shown for each currency reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Strategic Income Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	ICE BofAML U.S. Dollar 3-Month LIBOR Constant Maturity Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	0.27%	1.31%	2.69%	2.69%
Class C	0.00	1.31	2.07	2.07
Institutional	0.56	1.31	3.16	3.16
Investor	0.40	1.31	3.07	3.07
Class P	0.45	1.31	3.17	3.17
Class R	0.26	1.31	2.57	2.57
Class R6	0.45	1.31	3.17	3.17

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML U.S. Dollar 3-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposits and commercial papers. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

GOLDMAN SACHS BOND FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 46.1%
Aerospace & Defense – 1.0%
Bombardier, Inc.(a)(b)
$150,000	7.500%		03/15/25	$149,625
Northrop Grumman Corp.
1,250,000	2.930	(a)	01/15/25	1,288,225
225,000	4.750		06/01/43	275,785
TransDigm, Inc.(a)
50,000	6.500		05/15/25	52,063
575,000	6.375		06/15/26	603,750
425,000	7.500		03/15/27	460,594
United Technologies Corp.
350,000	3.350		08/16/21	358,487
475,000	3.950	(a)	08/16/25	520,006
225,000	2.650	(a)	11/01/26	231,030
325,000	4.125	(a)	11/16/28	367,705
(3M USD LIBOR + 0.650%)
350,000	2.818	(a)(c)	08/16/21	350,178

				4,657,448

Agriculture – 0.6%
Altria Group, Inc.(a)
875,000	3.800		02/14/24	914,944
25,000	4.400		02/14/26	26,726
BAT Capital Corp.(a)
840,000	3.222		08/15/24	849,315
Reynolds American, Inc.
700,000	4.850		09/15/23	756,161

				2,547,146

Automotive – 0.2%
General Motors Co.
225,000	4.000		04/01/25	230,904
General Motors Financial Co., Inc.(a)
300,000	4.300		07/13/25	311,472
125,000	5.650		01/17/29	137,909

				680,285

Banks – 13.4%
AIB Group PLC(b)
1,300,000	4.750		10/12/23	1,374,277
Banco do Brasil SA(a)(c) (10 Year CMT + 6.362%)
200,000	9.000		06/29/49	223,575
Banco Santander SA
600,000	4.250		04/11/27	644,226
400,000	3.306		06/27/29	412,980
Bank of America Corp.
625,000	4.125		01/22/24	672,756
325,000	4.200		08/26/24	348,628
1,300,000	3.248	(a)	10/21/27	1,352,455
925,000	4.183	(a)	11/25/27	994,773
100,000	6.110		01/29/37	130,926
(3M USD LIBOR + 0.940%)
1,250,000	3.864	(a)(c)	07/23/24	1,316,237
(3M USD LIBOR + 1.310%)
750,000	4.271	(a)(c)	07/23/29	834,165
(3M USD LIBOR + 1.575%)
525,000	3.824	(a)(c)	01/20/28	563,561

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
1,275,000	4.610		02/15/23	1,323,335
BNP Paribas SA(b)
2,000,000	3.500		03/01/23	2,064,740
550,000	3.375		01/09/25	568,255
(5 year USD Swap + 4.149%)
200,000	6.625	(a)(c)	12/31/99	211,280
BPCE SA(b)
1,025,000	4.000		09/12/23	1,081,529
525,000	4.625		09/12/28	590,783
CIT Bank NA(a)(c) (SOFR + 1.715%)
600,000	2.969		09/27/25	600,660
Citigroup, Inc.
1,450,000	2.700	(a)	10/27/22	1,470,691
1,050,000	3.400		05/01/26	1,098,069
125,000	4.300		11/20/26	134,828
1,200,000	4.125		07/25/28	1,286,292
Cooperatieve Rabobank UA
875,000	3.125		04/26/21	889,079
(3M USD LIBOR + 0.430%)
750,000	2.697	(c)	04/26/21	752,490
Credit Agricole SA(a)(b)(c) (5 year USD Swap + 4.319%)
250,000	6.875		12/31/99	269,175
Credit Suisse AG(c) (SOFR + 0.230%)
2,000,000	2.050		02/14/20	2,000,142
Credit Suisse Group AG(a)(b)
875,000	4.282		01/09/28	940,625
(3M USD LIBOR + 1.410%)
525,000	3.869	(c)	01/12/29	552,678
Credit Suisse Group Funding Guernsey Ltd.
307,000	4.550		04/17/26	337,743
Deutsche Bank AG
925,000	2.700		07/13/20	920,747
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
450,000	3.124		05/18/24	451,647
(3M USD LIBOR + 1.055%)
1,150,000	3.262		03/13/23	1,170,056
(3M USD LIBOR + 1.211%)
600,000	3.803		03/11/25	624,642
Huntington Bancshares, Inc.(a)
825,000	4.000		05/15/25	883,542
JPMorgan Chase & Co.(a)
1,200,000	3.625		12/01/27	1,263,516
(3M USD LIBOR + 0.945%)
875,000	3.509	(c)	01/23/29	922,276
(3M USD LIBOR + 1.000%)
2,425,000	4.023	(c)	12/05/24	2,585,414
(3M USD LIBOR + 1.245%)
1,000,000	3.960	(c)	01/29/27	1,080,940
(3M USD LIBOR + 3.800%)
1,075,000	5.300	(c)	12/29/49	1,086,674
(SOFR + 1.160%)
825,000	2.301	(c)	10/15/25	821,783
Kreditanstalt fuer Wiederaufbau(d)
5,720,000	2.500		02/15/22	5,832,169

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc.
$302,000	2.950%		03/01/21	$304,845
700,000	3.751		07/18/39	753,151
Morgan Stanley, Inc.
1,050,000	3.700		10/23/24	1,111,309
50,000	4.000		07/23/25	53,954
(3M USD LIBOR + 0.847%)
750,000	3.737	(a)(c)	04/24/24	783,345
(3M USD LIBOR + 1.400%)
1,550,000	3.683	(a)(c)	10/24/23	1,577,435
(3M USD LIBOR + 1.628%)
700,000	4.431	(a)(c)	01/23/30	786,408
(SOFR + 1.152%)
800,000	2.720	(a)(c)	07/22/25	807,126
Royal Bank of Canada(c) (3M USD LIBOR + 0.390%)
875,000	2.656		04/30/21	877,861
Royal Bank of Scotland Group PLC
826,000	3.875		09/12/23	852,118
(3M USD LIBOR + 1.480%)
1,160,000	3.498	(a)(c)	05/15/23	1,175,358
(3M USD LIBOR + 1.550%)
850,000	4.519	(a)(c)	06/25/24	893,486
(3M USD LIBOR + 1.762%)
225,000	4.269	(a)(c)	03/22/25	235,508
Santander UK PLC
1,000,000	2.875		06/18/24	1,015,350
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,325,000	4.247		01/20/23	1,371,931
SunTrust Bank(a) (c) (3M USD LIBOR + 0.298%)
1,295,000	2.590		01/29/21	1,295,596
Wells Fargo & Co.
2,750,000	3.000		10/23/26	2,822,270
75,000	4.150	(a)	01/24/29	83,192
Westpac Banking Corp.(a)(c)(5 Year CMT + 2.000%)
575,000	4.110		07/24/34	600,087

				60,084,689

Beverages(a) – 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
325,000	4.700		02/01/36	375,180
2,750,000	4.900		02/01/46	3,276,432
Anheuser-Busch InBev Worldwide, Inc.
350,000	4.600		04/15/48	402,532
200,000	5.550		01/23/49	261,774
Bacardi Ltd.(b)
600,000	5.300		05/15/48	683,532
Constellation Brands, Inc.
625,000	4.400		11/15/25	690,900
225,000	3.700		12/06/26	238,381
500,000	3.600		02/15/28	528,125
625,000	3.150		08/01/29	639,663
(3M USD LIBOR + 0.700%)
975,000	2.858	(c)	11/15/21	976,082
Keurig Dr Pepper, Inc.
750,000	4.057		05/25/23	793,305

				8,865,906

Corporate Obligations – (continued)
Biotechnology(a) – 0.4%
Celgene Corp.
1,345,000	3.875		08/15/25	1,451,309
300,000	3.900		02/20/28	327,798

				1,779,107

Chemicals – 1.2%
CNAC HK Finbridge Co. Ltd.
270,000	3.125		06/19/22	270,588
200,000	4.625		03/14/23	209,813
DuPont de Nemours, Inc.(a)
750,000	4.205		11/15/23	803,902
75,000	5.419		11/15/48	95,193
Huntsman International LLC(a)
350,000	4.500		05/01/29	368,181
Syngenta Finance NV(b)
1,210,000	3.698		04/24/20	1,215,384
1,485,000	3.933		04/23/21	1,511,700
The Sherwin-Williams Co.(a)
102,000	2.750		06/01/22	103,421
500,000	3.450		06/01/27	523,840
475,000	2.950		08/15/29	477,266

				5,579,288

Commercial Services(a) – 0.4%
Global Payments, Inc.
375,000	2.650		02/15/25	376,447
225,000	3.200		08/15/29	228,173
PayPal Holdings, Inc.
1,175,000	2.650		10/01/26	1,182,837

				1,787,457

Computers(a) – 1.1%
Apple, Inc.
900,000	2.750		01/13/25	931,023
1,875,000	2.450		08/04/26	1,901,925
Dell International LLC/EMC Corp.(b)
600,000	5.450		06/15/23	653,346
100,000	6.020		06/15/26	112,530
225,000	8.350		07/15/46	297,333
Hewlett Packard Enterprise Co.
859,000	4.900		10/15/25	953,644
155,000	6.350		10/15/45	181,110

				5,030,911

Diversified Financial Services – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,213,330
450,000	3.300	(a)	01/23/23	458,379
400,000	4.875	(a)	01/16/24	431,428
Air Lease Corp.(a)
875,000	3.750		06/01/26	910,163
GE Capital International Funding Co.
1,600,000	3.373		11/15/25	1,633,168
Global Aircraft Leasing Co. Ltd.(a)(b)(e) (PIK 7.250%, Cash 6.500%)
900,000	6.500		09/15/24	909,000

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Huarong Finance 2019 Co. Ltd.
$480,000	3.750%		05/29/24	$491,250
Huarong Finance II Co. Ltd.
200,000	5.500		01/16/25	218,813

				6,265,531

Electrical – 1.5%
Alliant Energy Finance LLC(a)(b)
375,000	3.750		06/15/23	390,994
100,000	4.250		06/15/28	108,101
Berkshire Hathaway Energy Co.(a)
225,000	3.250		04/15/28	237,065
Dominion Energy, Inc.(f)
675,000	3.071		08/15/24	691,733
NRG Energy, Inc.(a)(b)
675,000	3.750		06/15/24	693,864
Sempra Energy(a)(c) (3M USD LIBOR + 0.500%)
1,125,000	2.803		01/15/21	1,124,314
Southern California Edison Co.(a)
725,000	3.700		08/01/25	765,056
450,000	4.200		03/01/29	501,345
The Southern Co.(a)
1,050,000	3.250		07/01/26	1,082,760
Vistra Operations Co. LLC(a)(b)
1,175,000	3.550		07/15/24	1,191,003

				6,786,235

Electrical Components & Equipment(a)(b) – 0.3%
Energizer Holdings, Inc.
1,075,000	7.750		01/15/27	1,193,250

Engineering & Construction(a) – 0.2%
Mexico City Airport Trust
200,000	4.250		10/31/26	201,250
250,000	3.875	(b)	04/30/28	245,156
310,000	5.500	(b)	07/31/47	307,830

				754,236

Food & Drug Retailing(a)(b) – 0.4%
Kraft Heinz Foods Co.
525,000	3.750		04/01/30	529,751
Mars, Inc.
225,000	2.700		04/01/25	230,697
425,000	3.200		04/01/30	449,391
Post Holdings, Inc.
450,000	5.750		03/01/27	475,875
225,000	5.500		12/15/29	234,281

				1,919,995

Gas(a) – 0.1%
NiSource, Inc.
575,000	3.650		06/15/23	599,610

Healthcare Providers & Services – 1.3%
Acadia Healthcare Co., Inc.(a)
682,000	5.625		02/15/23	695,640
Becton Dickinson & Co.(a)
950,000	2.894		06/06/22	964,459

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Becton Dickinson & Co.(a) – (continued)
275,000	3.363		06/06/24	286,511
580,000	3.700		06/06/27	614,127
372,000	4.685		12/15/44	434,310
175,000	4.669		06/06/47	207,531
(3M USD LIBOR + 0.875%)
919,000	2.979	(c)	12/29/20	919,368
Catalent Pharma Solutions, Inc.(a)(b)
130,000	5.000		07/15/27	134,875
HCA, Inc.
425,000	5.375		02/01/25	464,312
150,000	5.875	(a)	02/15/26	167,813
Tenet Healthcare Corp.
500,000	6.750		06/15/23	524,375
560,000	5.125	(a)	05/01/25	567,000

				5,980,321

Insurance – 1.3%
American International Group, Inc.(a)
1,075,000	3.900		04/01/26	1,147,068
375,000	4.200		04/01/28	409,058
Arch Capital Finance LLC(a)
1,000,000	4.011		12/15/26	1,092,310
Great-West Lifeco Finance 2018 LP(a)(b)
325,000	4.047		05/17/28	358,449
Marsh & McLennan Cos., Inc.(a)
575,000	4.375		03/15/29	650,382
Teachers Insurance & Annuity Association of America(b)
295,000	4.900		09/15/44	363,753
The Northwestern Mutual Life Insurance Co.(b)
800,000	6.063		03/30/40	1,119,968
XLIT Ltd.
775,000	4.450		03/31/25	841,363

				5,982,351

Internet(a) – 0.1%
Amazon.com, Inc.
400,000	3.875		08/22/37	459,464

Iron/Steel – 0.0%
Vale Overseas Ltd.
134,000	6.250		08/10/26	154,268

Media – 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
400,000	3.579		07/23/20	403,420
1,187,000	4.500		02/01/24	1,273,556
1,300,000	4.908		07/23/25	1,427,309
Comcast Corp.(a)
1,025,000	3.700		04/15/24	1,092,937
550,000	3.950		10/15/25	599,187
256,000	3.300		02/01/27	270,024
350,000	3.150		02/15/28	365,001
375,000	4.150		10/15/28	420,476
575,000	4.250		10/15/30	654,051
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
420,000	5.375		08/15/26	435,750

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	Entercom Media Corp.(a)(b)
	$400,000	7.250%		11/01/24	$414,000
	675,000	6.500		05/01/27	705,375
	Fox Corp.(a)(b)
	300,000	4.030		01/25/24	319,587
	275,000	4.709		01/25/29	314,003
	NBCUniversal Media LLC
	458,000	4.450		01/15/43	530,895
	The Walt Disney Co.(b)
	1,125,000	4.000		10/01/23	1,205,651

					10,431,222

Mining(b) – 0.2%
	Glencore Finance Canada Ltd.
	650,000	4.250		10/25/22	679,484
	Glencore Funding LLC(a)
	300,000	4.125		03/12/24	314,883

					994,367

Miscellaneous Manufacturing – 0.1%
	General Electric Co.
	75,000	2.700		10/09/22	75,186
	250,000	3.100		01/09/23	253,613

					328,799

Oil Field Services – 2.9%
	BP Capital Markets America, Inc.(a)
	600,000	4.234		11/06/28	676,260
	Cenovus Energy, Inc.(a)
	450,000	4.250		04/15/27	468,423
	Continental Resources, Inc.(a)
	2,225,000	4.500		04/15/23	2,308,437
	25,000	4.375		01/15/28	25,830
	Devon Energy Corp.(a)
	227,000	5.850		12/15/25	269,674
	265,000	5.600		07/15/41	321,469
	Diamondback Energy, Inc.(a)
	1,250,000	4.750		11/01/24	1,278,125
	Gazprom OAO Via Gaz Capital SA
	230,000	5.150	(b)	02/11/26	250,341
	240,000	7.288		08/16/37	317,250
	Halliburton Co.(a)
	100,000	3.800		11/15/25	105,988
	Marathon Petroleum Corp.(a)
	325,000	3.800		04/01/28	338,595
	Noble Energy, Inc.(a)
	425,000	3.250		10/15/29	420,941
	Occidental Petroleum Corp.
	2,250,000	2.900	(a)	08/15/24	2,265,817
	300,000	5.550	(a)	03/15/26	339,054
	150,000	3.200	(a)	08/15/26	151,244
	375,000	6.450		09/15/36	462,286
	Petrobras Global Finance B.V.
	30,000	5.999		01/27/28	33,405
	30,000	5.093	(b)	01/15/30	31,295

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Petroleos de Venezuela SA(g)
	4,280,000	6.000		10/28/22	256,800
	1,110,000	5.375		04/12/27	88,800
	Petroleos Mexicanos
EUR	410,000	5.125		03/15/23	490,171
	$140,000	6.490	(a)(b)	01/23/27	145,593
	50,000	6.500		03/13/27	51,942
	10,000	6.750		09/21/47	9,590
	40,000	6.350		02/12/48	36,632
	320,000	7.690	(a)(b)	01/23/50	333,696
	Phillips 66(a)
	750,000	3.900		03/15/28	807,525
	Pioneer Natural Resources Co.(a)
	410,000	3.950		07/15/22	426,478
	Total Capital International SA(a)
	300,000	3.461		07/12/49	317,244

					13,028,905

Packaging(a)(b) – 0.1%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	400,000	6.000		02/15/25	418,000

Pharmaceuticals – 2.2%
	AbbVie, Inc.
	1,100,000	3.375		11/14/21	1,126,389
	725,000	3.750	(a)	11/14/23	762,098
	Bausch Health Americas, Inc.(a)(b)
	200,000	9.250		04/01/26	227,000
	Bausch Health Cos., Inc.(a)(b)
	650,000	9.000		12/15/25	729,625
	Bayer US Finance II LLC(a)(b)
	950,000	3.875		12/15/23	992,323
	Cigna Corp.(a)
	2,175,000	3.750		07/15/23	2,275,267
	CVS Health Corp.(a)
	425,000	3.500		07/20/22	438,804
	950,000	3.375		08/12/24	983,241
	450,000	3.875		07/20/25	476,523
	Elanco Animal Health, Inc.
	775,000	3.912		08/27/21	793,654
	300,000	4.272	(a)	08/28/23	314,872
	Pfizer, Inc.(a)
	750,000	3.450		03/15/29	812,745

					9,932,541

Pipelines – 3.1%
	Energy Transfer Operating LP(a)
	350,000	4.650		06/01/21	360,447
	875,000	4.200		09/15/23	920,824
	725,000	5.500		06/01/27	818,611
	550,000	5.250		04/15/29	619,729
	Enterprise Products Operating LLC(a)(c) (3M USD LIBOR + 2.778%)
	475,000	4.909		06/01/67	439,983
	EQM Midstream Partners LP(a)
	1,700,000	4.750		07/15/23	1,706,171
	325,000	5.500		07/15/28	322,777

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Genesis Energy LP/Genesis Energy Finance Corp.(a)
$400,000	6.500%		10/01/25	$390,000
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,061,152
Kinder Morgan, Inc.
500	7.750		01/15/32	692
MPLX LP(a)
225,000	4.800		02/15/29	247,914
325,000	4.500		04/15/38	337,269
175,000	4.700		04/15/48	182,683
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	615,204
925,000	3.850		10/15/23	956,533
Sabine Pass Liquefaction LLC(a)
800,000	6.250		03/15/22	861,768
300,000	5.625		04/15/23	326,037
900,000	5.625		03/01/25	1,010,250
425,000	5.000		03/15/27	468,443
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	210,730
100,000	5.400		10/01/47	109,327
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
500,000	5.875		04/15/26	528,125
The Williams Cos., Inc.(a)
915,000	3.600		03/15/22	939,824
450,000	3.900		01/15/25	471,906
Western Midstream Operating LP(a)
100,000	5.450		04/01/44	88,381
100,000	5.300		03/01/48	86,787

				14,081,567

Real Estate Investment Trust – 2.4%
Alexandria Real Estate Equities, Inc.(a)
325,000	3.800		04/15/26	346,574
350,000	3.375		08/15/31	365,785
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	834,376
American Homes 4 Rent LP(a)
831,000	4.900		02/15/29	942,994
American Tower Corp.(a)
925,000	3.375		05/15/24	962,277
Crown Castle International Corp.
575,000	5.250		01/15/23	626,781
1,275,000	3.150	(a)	07/15/23	1,309,795
Easy Tactic Ltd.(a)
220,000	8.125		07/11/24	206,483
Kaisa Group Holdings Ltd.(a)
200,000	9.375		06/30/24	170,688
Kilroy Realty LP(a)
500,000	4.750		12/15/28	567,695
National Retail Properties, Inc.(a)
400,000	4.000		11/15/25	428,588
Regency Centers LP(a)
700,000	2.950		09/15/29	698,915

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Scenery Journey Ltd.(a)
200,000	13.000		11/06/22	200,063
Spirit Realty LP(a)
725,000	4.000		07/15/29	757,632
Trust F/1401(a)(b)
300,000	5.250		12/15/24	319,500
VEREIT Operating Partnership LP(a)
750,000	4.125		06/01/21	769,007
800,000	4.625		11/01/25	873,288
WP Carey, Inc.(a)
425,000	3.850		07/15/29	449,705

				10,830,146

Retailing(a) – 0.4%
Dollar Tree, Inc.
525,000	4.000		05/15/25	556,342
Starbucks Corp.
850,000	3.800		08/15/25	919,504
The Home Depot, Inc.
275,000	3.900		12/06/28	308,897

				1,784,743

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
400,000	3.960		07/18/30	419,096

Semiconductors – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,100,000	3.000		01/15/22	1,110,912
1,125,000	3.625		01/15/24	1,150,414
500,000	3.125		01/15/25	496,315
Broadcom, Inc.(b)
1,150,000	3.125		10/15/22	1,164,950
825,000	3.625	(a)	10/15/24	839,833
Microchip Technology, Inc.
525,000	3.922		06/01/21	536,046
NXP B.V./NXP Funding LLC(b)
1,325,000	3.875		09/01/22	1,367,784

				6,666,254

Software(a) – 0.4%
Fiserv, Inc.
300,000	3.800		10/01/23	317,427
750,000	3.200		07/01/26	776,438
525,000	4.200		10/01/28	580,335

				1,674,200

Telecommunication Services – 3.4%
AT&T, Inc.(a)
1,375,000	3.000		06/30/22	1,402,445
400,000	4.450		04/01/24	432,956
2,375,000	3.400		05/15/25	2,479,429
425,000	3.600		07/15/25	446,943
600,000	4.125		02/17/26	646,880
175,000	4.900		08/15/37	198,935
225,000	5.450		03/01/47	271,750

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Connect Finco S.a.r.l/Connect US Finco LLC(a)(b)
$725,000	6.750%	10/01/26	$738,594
Digicel Ltd.(a)(b)
200,000	6.000	04/15/21	140,812
800,000	6.750	03/01/23	379,750
Intelsat Jackson Holdings SA(a)
750,000	5.500	08/01/23	699,375
Level 3 Financing, Inc.(a)
1,150,000	5.625	02/01/23	1,161,500
Sprint Communications, Inc.
900,000	6.000	11/15/22	951,750
Telefonica Emisiones SA
150,000	5.462	02/16/21	156,526
325,000	4.570	04/27/23	350,044
Verizon Communications, Inc.
925,000	3.376	02/15/25	976,097
630,000	4.329	09/21/28	714,036
50,000	4.125	08/15/46	55,740
50,000	4.862	08/21/46	61,260
1,030,000	5.012	04/15/49	1,294,576
Vodafone Group PLC
1,525,000	3.750	01/16/24	1,605,749

			15,165,147

Trucking & Leasing(a)(b) – 0.1%
Avolon Holdings Funding Ltd.
425,000	3.950	07/01/24	436,751

TOTAL CORPORATE OBLIGATIONS
(Cost $199,928,667)			$207,299,236

Mortgage-Backed Obligations – 55.9%
Collateralized Mortgage Obligations – 4.7%
Interest Only(h) – 0.7%
FHLMC REMIC Series 4314, Class SE(c) (-1x1M LIBOR + 6.050%)
$781,652	4.023%	03/15/44	$125,996
FHLMC REMIC Series 4320, Class SD(c) (-1x1M LIBOR + 6.100%)
3,613,731	4.073	07/15/39	642,231
FHLMC REMIC Series 4583, Class ST(c) (-1x1M LIBOR + 6.000%)
1,512,381	3.973	05/15/46	256,762
FHLMC STRIPS Series 304, Class C45
238,804	3.000	12/15/27	16,725
FNMA REMIC Series 2011-124, Class SC(c) (-1x1M LIBOR + 6.550%)
397,918	4.532	12/25/41	72,502
FNMA REMIC Series 2012-5, Class SA(c) (-1x1M LIBOR + 5.950%)
561,595	3.932	02/25/42	91,427
FNMA REMIC Series 2012-88, Class SB(c) (-1x1M LIBOR + 6.670%)
375,665	4.652	07/25/42	63,917

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Interest Only(h) – (continued)
FNMA REMIC Series 2014-6, Class SA(c) (-1x1M LIBOR + 6.600%)
434,357	4.582	02/25/44	81,149
FNMA REMIC Series 2016-69, Class BS(c) (-1x1M LIBOR + 6.100%)
2,311,553	4.082	10/25/46	413,531
GNMA REMIC Series 2010-101, Class S(c) (-1x1M LIBOR + 6.000%)
401,213	3.956	08/20/40	69,189
GNMA REMIC Series 2010-20, Class SE(c) (-1x1M LIBOR + 6.250%)
859,565	4.206	02/20/40	160,580
GNMA REMIC Series 2013-134, Class DS(c) (-1x1M LIBOR + 6.100%)
115,587	4.056	09/20/43	21,173
GNMA REMIC Series 2013-152, Class SG(c) (-1x1M LIBOR + 6.150%)
359,748	4.106	06/20/43	65,157
GNMA REMIC Series 2013-181, Class SA(c) (-1x1M LIBOR + 6.100%)
483,474	4.056	11/20/43	90,945
GNMA REMIC Series 2014-132, Class SL(c) (-1x1M LIBOR + 6.100%)
572,191	4.056	10/20/43	72,672
GNMA REMIC Series 2014-133, Class BS(c) (-1x1M LIBOR + 5.600%)
292,574	3.556	09/20/44	46,809
GNMA REMIC Series 2014-162, Class SA(c) (-1x1M LIBOR + 5.600%)
272,696	3.556	11/20/44	40,372
GNMA REMIC Series 2015-110, Class MS(c) (-1x1M LIBOR + 5.710%)
1,876,487	3.666	08/20/45	270,316
GNMA REMIC Series 2015-111, Class IM
809,807	4.000	08/20/45	101,210
GNMA REMIC Series 2015-119, Class SN(c) (-1x1M LIBOR + 6.250%)
382,797	4.206	08/20/45	61,250
GNMA REMIC Series 2015-123, Class SP(a) (c) (-1x1M USD LIBOR + 6.250%)
410,533	4.206	09/20/45	69,040
GNMA REMIC Series 2015-167, Class AS(c) (-1x1M LIBOR + 6.250%)
289,244	4.206	11/20/45	45,773
GNMA REMIC Series 2015-168, Class SD(c) (-1x1M LIBOR + 6.200%)
194,847	4.156	11/20/45	35,470
GNMA REMIC Series 2015-57, Class AS(c) (-1x1M LIBOR + 5.600%)
1,582,190	3.556	04/20/45	227,526
GNMA REMIC Series 2016-109, Class IH
1,167,615	4.000	10/20/45	140,275
GNMA REMIC Series 2016-27, Class IA
584,624	4.000	06/20/45	61,434

			3,343,431

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(c) – 0.2%
	FNMA REMIC Series 2011-63, Class FG (1M LIBOR + 0.450%)
	$96,591	2.468%	07/25/41	$97,203
	Silverstone Master Issuer PLC Series 2019-1A, Class 1A(b) (3M USD LIBOR + 0.570%)
	780,000	2.848	01/21/70	780,828

				878,031

Sequential Fixed Rate – 0.2%
	FNMA REMIC Series 2005-70, Class PA
	50,523	5.500	08/25/35	55,916
	FNMA REMIC Series 2011-52, Class GB
	414,147	5.000	06/25/41	456,177
	FNMA REMIC Series 2012-111, Class B
	33,701	7.000	10/25/42	39,361
	FNMA REMIC Series 2012-153, Class B
	94,118	7.000	07/25/42	110,548

				662,002

Sequential Floating Rate(c) – 3.6%
	Brunel Residential Mortgage Securitisation No. 1 PLC Series 2007-1X, Class A4B (3M GBP LIBOR + 0.220%)
GBP	259,708	0.987	01/13/39	313,666
	Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b) (1M USD LIBOR + 2.400%)
	$650,000	4.418	04/25/31	656,307
	Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b) (1M USD LIBOR + 2.300%)
	870,000	4.318	08/25/31	875,632
	Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3 (1M USD LIBOR + 0.250%)
	1,821,089	2.268	11/25/36	1,580,444
	Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(b) (3M Euribor + 2.750%)
EUR	772,255	2.750	04/20/20	841,719
	FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 (1M USD LIBOR + 3.300%)
	$260,000	5.318	10/25/27	274,857
	FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3 (1M USD LIBOR + 3.250%)
	1,000,000	5.268	05/25/25	1,046,863
	Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	820,569	1.561	08/20/56	1,007,863
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
	935,632	1.618	11/15/49	1,146,333
	Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B(12M MTA + 1.200%)
	$174,884	3.646	12/25/46	253,766
	Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	287,102	1.561	08/20/56	351,978

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
	Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
GBP	2,493,309	1.561	08/20/56	3,060,767
	Station Place Securitization Trust Series 2015-2, Class AR(b) (1M USD LIBOR + 0.550%)
	$950,000	2.586	05/15/21	950,000
	Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
GBP	1,132,234	1.676	03/20/56	1,390,958
	Tower Bridge Funding No. 1 PLC, Class A (3M GBP LIBOR + 1.000%)
	468,083	1.776	03/20/56	575,937
	Warwick Finance Residential Mortgages No. One PLC Series 1, Class A (3M GBP LIBOR + 1.000%)
GBP	1,310,465	1.765%	09/21/49	1,614,493

				15,941,583

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$20,825,047

Commercial Mortgage-Backed Securities(b)(c) – 0.5%
Sequential Floating Rate – 0.5%
	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
	$919,781	2.928%	09/15/35	$919,496
	Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
	1,432,484	2.855	06/15/35	1,431,583

	TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$2,351,079

Federal Agencies – 50.7%
Adjustable Rate FHLMC(c) – 0.0%
	FHLMC (12M USD LIBOR + 1.749%)
	$29,967	4.382%	09/01/35	$31,297

FHLMC – 1.0%
	119,597	6.000	08/01/27	132,219
	13,280	5.000	08/01/33	14,600
	2,560	5.000	09/01/33	2,814
	3,060	5.000	10/01/33	3,364
	3,223	5.000	11/01/34	3,551
	190,689	5.000	12/01/34	210,076
	4,768	5.000	07/01/35	5,252
	1,028	5.000	11/01/35	1,130
	34,016	5.000	03/01/39	37,587
	7,355	5.000	05/01/39	8,127
	19,911	5.000	04/01/40	21,894
	3,857	5.000	08/01/40	4,234
	52,984	4.000	02/01/41	56,679
	778	5.000	04/01/41	853
	3,804	5.000	06/01/41	4,163
	3,648,929	4.500	08/01/48	3,953,669

				4,460,212

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – 25.3%
$31,982	5.500%	11/15/32		$35,216
18,346	5.500	01/15/33		20,016
36,474	5.500	02/15/33		41,184
46,183	5.500	03/15/33		52,121
46,301	5.500	07/15/33		51,518
15,951	5.500	08/15/33		17,583
9,495	5.500	09/15/33		10,408
27,197	5.500	04/15/34		29,611
8,175	5.500	05/15/34		8,817
190,709	5.500	09/15/34		216,129
188,267	5.500	12/15/34		212,399
140,793	5.500	01/15/35		159,734
863	5.500	05/15/36		931
7,475	4.000	02/20/41		7,993
11,429	4.000	11/20/41		12,218
1,892	4.000	01/20/42		2,022
6,069	4.000	04/20/42		6,476
3,441	4.000	10/20/42		3,672
1,033,037	4.000	08/20/43		1,100,413
6,349	4.000	03/20/44		6,759
7,688	4.000	05/20/44		8,179
532,129	4.000	11/20/44		564,341
121,106	4.000	12/20/44		128,437
34,443	4.000	05/20/45		36,506
136,152	4.000	07/20/45		144,308
788,092	4.000	01/20/46		833,088
5,199,551	4.500	05/20/48		5,477,612
10,075,514	4.500	08/20/48		10,593,077
3,147,312	4.500	09/20/48		3,308,001
750,596	5.000	09/20/48		796,518
4,358,234	5.000	10/20/48		4,619,431
919,974	5.000	11/20/48		968,792
9,123,819	5.000	01/20/49		9,607,975
937,664	5.000	02/20/49		986,315
42,000,000	3.000	TBA-30yr	(i)	43,077,890
6,000,000	3.500	TBA-30yr	(i)	6,212,960
19,000,000	4.500	TBA-30yr	(i)	19,865,000
4,000,000	5.000	TBA-30yr	(i)	4,228,438

				113,452,088

UMBS – 10.6%
3,274	6.000	06/01/21		3,340
11,108	5.000	08/01/23		11,473
5,270	5.500	09/01/23		5,449
3,524	5.500	10/01/23		3,648
22,631	5.000	02/01/24		23,379
5,647	5.500	05/01/25		5,753
10,953	4.500	02/01/39		11,741
9,966	4.500	04/01/39		10,858
8,871	4.500	08/01/39		9,665
127,324	4.500	12/01/39		138,721
111,961	4.500	06/01/40		121,476
51,360	4.500	08/01/41		55,475
67,610	3.000	12/01/42		70,130
155,951	3.000	01/01/43		161,760
43,845	3.000	02/01/43		45,506

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
15,227	3.000	03/01/43		15,804
225,850	3.000	04/01/43		234,407
39,381	3.000	05/01/43		40,873
50,392	3.000	06/01/43		52,302
16,544	3.000	07/01/43		17,182
39,935	5.000	06/01/44		42,743
24,570	3.500	03/01/45		25,537
569,249	3.000	04/01/45		585,836
2,153,443	4.500	04/01/45		2,362,342
242,298	4.500	05/01/45		265,802
1,408,415	4.500	06/01/45		1,496,187
650,048	4.000	11/01/45		686,215
212,832	4.000	03/01/46		224,136
148,071	4.000	06/01/46		155,619
36,001	4.000	08/01/46		37,837
232,732	4.000	10/01/46		244,596
232,051	4.000	06/01/47		246,159
2,076,538	4.500	07/01/47		2,231,256
473,640	4.500	11/01/47		508,634
535,357	4.000	12/01/47		569,912
1,628,878	4.000	01/01/48		1,734,526
3,172,967	4.000	02/01/48		3,370,377
2,410,307	4.000	03/01/48		2,558,045
883,649	4.000	05/01/48		935,991
1,811,165	4.000	06/01/48		1,927,503
906,677	4.500	09/01/48		980,464
23,785,152	5.000	10/01/49		25,549,283

				47,777,942

UMBS, 30 Year, Single Family(i) – 13.8%
18,000,000	2.500	TBA-30yr		17,922,593
22,000,000	3.000	TBA-30yr		22,331,795
11,000,000	3.500	TBA-30yr		11,283,474
10,000,000	4.500	TBA-30yr		10,530,777

				62,068,639

TOTAL FEDERAL AGENCIES				$227,790,178

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $248,706,191)				$250,966,304

Agency Debentures – 2.9%
Dominican Republic(b)
$560,000	6.400%	06/05/49		$595,175
FHLB
400,000	5.375	08/15/24		469,476
FNMA
4,000,000	1.875	09/24/26		4,046,880
800,000	6.250	05/15/29		1,105,784
Hashemite Kingdom of Jordan Government AID Bond(j)
1,600,000	2.503	10/30/20		1,608,992
Israel Government AID Bond(j)
2,000,000	5.500	09/18/23		2,292,160
300,000	5.500	12/04/23		345,561
877,000	5.500	04/26/24		1,023,617
40,000	5.500	09/18/33		56,216

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Tennessee Valley Authority
$1,200,000	3.875%	02/15/21	$1,233,612

TOTAL AGENCY DEBENTURES
(Cost $12,416,767)			$12,777,473

Asset-Backed Securities(c) – 8.4%
Collateralized Loan Obligations – 2.7%
Crown Point CLO III Ltd. Series 2015-3A, Class A1AR(b) (3M USD LIBOR + 0.910%)
$3,200,000	3.213%	12/31/27	$3,200,330
KREF Ltd. Series 2018-FL1, Class A(b) (1M USD LIBOR + 1.100%)
1,950,000	3.125	06/15/36	1,953,674
MidOcean Credit CLO Series 2018-8X, Class A2(a) (3M USD LIBOR + 1.300%)
500,000	3.436	02/20/31	489,910
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)
417,840	2.877	07/25/59	422,340
Orec Ltd. Series 2018-CRE1, Class A(b) (1M USD LIBOR + 1.180%)
1,475,000	3.208	06/15/36	1,476,061
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(b) (1M USD LIBOR + 0.850%)
437,013	2.868	06/25/35	435,890
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A(b) (1M USD LIBOR + 1.130%)
2,400,000	3.155	11/15/37	2,403,023
Whitehorse Ltd. Series 2014-9A, Class AR(b) (3M USD LIBOR + 1.160%)
1,962,282	3.463	07/17/26	1,963,937

			12,345,165

Home Equity – 0.6%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2 (1M LIBOR + 0.800%)
5,705	2.818	10/27/32	5,550
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1 (1M USD LIBOR + 0.660%)
1,526	2.678	10/25/32	1,489
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
991	2.638	01/25/32	960
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
7,392	7.000	09/25/37	7,426
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
22,159	7.000	09/25/37	23,002
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	2.618	11/25/32	243
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
1,400,000	2.248	04/25/37	1,293,720

Asset-Backed Securities(c) – (continued)
Home Equity – (continued)
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.220%)
3,064,537	2.238	04/25/37	1,262,605
Renaissance Home Equity Loan Trust Series 2003-2, Class A (1M USD LIBOR + 0.880%)
862	2.898	08/25/33	838
Renaissance Home Equity Loan Trust Series 2003-3, Class A (1M USD LIBOR + 1.000%)
2,478	3.018	12/25/33	2,410

			2,598,243

Student Loan – 5.1%
Academic Loan Funding Trust Series 2012-1A, Class A2(b) (1M USD LIBOR + 1.100%)
2,185,682	3.118	12/27/44	2,185,680
Access Group, Inc. Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
1,233,352	2.316	09/26/33	1,203,708
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(b) (1M USD LIBOR + 0.800%)
909,892	2.818	10/25/56	902,905
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(b) (1M USD LIBOR + 1.000%)
1,468,719	3.018	04/25/33	1,476,906
Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
1,855,923	3.168	03/25/66	1,873,615
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
3,592,005	3.068	12/27/66	3,603,263
Nelnet Student Loan Trust Series 2006-1, Class A6(b) (3M USD LIBOR + 0.450%)
2,600,000	2.598	08/23/36	2,523,948
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,611,389	3.168	09/25/65	1,624,236
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
416,193	3.006	10/28/41	414,666
SLM Student Loan Trust Series 2003-7A, Class A5A(b) (3M USD LIBOR + 1.200%)
1,603,829	3.319	12/15/33	1,588,379
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
221,320	2.396	01/25/27	220,171
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
1,243,852	2.416	10/25/28	1,234,725
SLM Student Loan Trust Series 2006-10, Class A5A (3M USD LIBOR + 0.100%)
254,198	2.376	04/25/27	254,022
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
768,878	2.606	01/25/22	750,544

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan – (continued)
	SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
	$213,850	3.026%	04/25/23	$210,981
	SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
	500,252	3.926	07/25/22	505,398
	SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
	889,427	3.976	07/25/23	893,455
	SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
	1,081,824	3.376	07/25/23	1,077,856
	SLM Student Loan Trust Series 2008-8, Class A4 (3M USD LIBOR + 1.500%)
	363,923	3.776	04/25/23	369,626

				22,914,084

	TOTAL ASSET-BACKED SECURITIES
	(Cost $37,352,058)			$37,857,492

Foreign Debt Obligations – 1.4%
Sovereign – 1.4%
	Ecuador Government International Bond
	$360,000	9.625%	06/02/27	$373,500
	300,000	8.875(b)	10/23/27	299,344
	Mexico Government International Bond
	200,000	4.500	04/22/29	217,700
	280,000	4.500 (a)	01/31/50	294,280
	Republic of Argentina
EUR	410,000	5.250	01/15/28	172,049
	110,000	3.750 (f)	12/31/38	43,835
	530,000	6.875	01/11/48	223,925
	Republic of Indonesia(b)
EUR	250,000	2.150	07/18/24	292,839
	Republic of South Africa
	$330,000	4.850	09/30/29	329,175
	200,000	5.750	09/30/49	199,350
	Spain Government Bond(b)
EUR	3,300,000	1.600	04/30/25	3,967,058

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $7,047,022)			$6,413,055

Municipal Debt Obligations – 2.2%
California(a) – 0.5%
	California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%	04/01/39	$347,436
	California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	639,894
	East Bay Municipal Utility District Water System RB Build America SubSeries 2010
	900,000	5.874	06/01/40	1,270,728

				2,258,058

Municipal Debt Obligations – (continued)
Illinois – 1.3%
	Chicago Illinois GO Bonds Prerefunded Taxable Series B(a)
	2,374,000	7.750	01/01/42	3,053,842
	Illinois State GO Bonds Build America Series 2010(a)
	115,000	6.630	02/01/35	135,540
	730,000	7.350	07/01/35	889,928
	Illinois State GO Bonds Taxable-Pension Series 2003
	1,460,000	5.100	06/01/33	1,581,385

				5,660,695

Minnesota(a)(c) – 0.0%
	Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1 (3M USD LIBOR + 0.100%)
	185,233	0.000	04/28/30	184,466

New York(a) – 0.1%
	Port Authority of New York & New Jersey Consolidated Bonds – 192 Series 2015
	375,000	4.810	10/15/65	495,442

Ohio(a) – 0.1%
	American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270	02/15/50	344,558

Puerto Rico(a) – 0.2%
	Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1
	49,000	4.500	07/01/34	52,344
	25,000	4.550	07/01/40	25,777
	184,000	4.750	07/01/53	190,900
	465,000	5.000	07/01/58	490,212

				759,233

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $8,718,327)			$9,702,452

U.S. Treasury Obligations – 8.0%
	United States Treasury Bill(k)
	$20,443,000	0.000%	03/05/20	$20,285,301
	United States Treasury Bonds
	1,790,000	3.625 (l)	02/15/44	2,315,813
	2,420,000	3.375	05/15/44	3,017,438
	United States Treasury Notes
	6,660,000	2.875	10/15/21	6,822,337
	1,490,000	1.750	09/30/22	1,497,566
	90,000	2.875	10/31/23	94,627
	80,000	2.875	05/31/25	85,525
	30,000	2.125	05/31/26	30,956
	1,680,000	2.875	08/15/28	1,847,738

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $35,372,979)			$35,997,301

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Shares	Dividend Rate	Value

Investment Company(m) – 2.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,593,378	2.032%	$9,593,378
(Cost $9,593,378)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $599,135,389)		$570,606,691

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 2.1%
Certificate of Deposit(b)(c) – 0.9%
Societe Generale SA (U.S. FFER + 0.450%)
$4,000,000	2.570%	08/17/20	$4,002,096

Commercial Paper(k) – 1.2%
Marriott International, Inc.
1,500,000	0.000	10/31/19	1,497,067
VW Credit, Inc.
4,000,000	0.000	02/03/20	3,967,688

			5,464,755

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,463,072)			$9,466,851

TOTAL INVESTMENTS – 129.1%
(Cost $568,598,461)			$580,073,542

LIABILITIES IN EXCESS OF OTHER ASSETS – (29.1)%			(130,639,899)

NET ASSETS – 100.0%			$449,433,643

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $5,832,169, which represents approximately 1.3% of the Fund’s net assets as of September 30, 2019.

(e)	Pay-in-kind securities.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2019.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $135,452,927 which represents approximately 30.1% of the Fund’s net assets as of September 30, 2019.

(j)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,326,546, which represents approximately 1.2% of the Fund’s net assets as of September 30, 2019.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(m)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombian Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GBP	—British Pound Offered Rate
GMAC	—General Motors Acceptance Corporation
GNMA	—Government National Mortgage Association
GO	—General Obligation
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PLC	—Public Limited Company
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
U.S. FFER	—United States Federal Funds Effective Rate
WIBOR	—Warsaw Interbank Offered Rate

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	586,695	SEK	3,877,409	12/18/19	$935
	AUD	2,120,505	USD	1,429,740	11/13/19	3,654
	BRL	1,651,359	USD	395,696	10/02/19	1,692
	BRL	18,498,992	USD	4,419,251	11/04/19	21,854
	CHF	1,725,226	EUR	1,586,146	12/18/19	1,428
	COP	1,415,698,511	USD	405,061	11/08/19	1,009
	EUR	723,315	AUD	1,169,170	12/18/19	2,142
	EUR	1,446,604	CHF	1,569,947	12/18/19	2,231
	EUR	505,855	HUF	168,256,419	12/18/19	4,391
	EUR	362,619	NOK	3,606,792	12/18/19	725
	EUR	362,108	PLN	1,578,700	12/18/19	2,983
	EUR	4,320,094	SEK	46,188,719	12/18/19	19,978
	IDR	26,491,914,894	USD	1,849,256	10/09/19	18,608
	INR	256,624,871	USD	3,600,691	10/09/19	24,107
	JPY	64,626,569	AUD	886,170	12/18/19	1,614
	JPY	42,681,839	NZD	629,730	12/18/19	2,030
	JPY	85,047,395	USD	789,080	12/18/19	2,144
	MXN	30,282,382	USD	1,514,346	12/18/19	920
	NOK	67,818,142	EUR	6,784,341	12/18/19	23,596
	PEN	5,733,954	USD	1,688,891	11/06/19	9,953
	RUB	25,867,849	USD	397,810	10/15/19	251
	SEK	14,770,402	EUR	1,371,989	12/18/19	4,038
	TRY	2,330,344	EUR	356,804	12/18/19	10,912
	TRY	12,989,400	USD	2,204,731	12/18/19	37,260
	TWD	25,156,608	USD	805,869	10/03/19	4,764
	USD	378,820	AUD	551,493	11/13/19	6,028
	USD	4,119,806	AUD	6,037,776	12/18/19	34,333
	USD	1,119,843	BRL	4,582,105	10/02/19	17,191
	USD	1,883,008	CAD	2,482,609	11/20/19	7,662
	USD	4,663,156	CAD	6,162,000	12/18/19	5,812
	USD	577,879	CHF	564,524	11/20/19	9,792
	USD	2,912,657	CHF	2,863,327	12/18/19	23,215
	USD	8,499,238	CLP	6,141,764,794	10/01/19	75,917
	USD	1,562,069	CLP	1,128,902,003	10/25/19	13,030
	USD	1,582,336	CNH	11,279,902	12/18/19	5,763
	USD	1,479,395	COP	5,102,772,225	10/10/19	13,764
	USD	3,271,208	COP	11,281,367,543	11/08/19	35,326
	USD	16,454,556	EUR	14,900,629	11/27/19	144,403
	USD	8,218,142	EUR	7,426,439	12/18/19	73,536
	USD	11,921,515	GBP	9,634,349	12/04/19	45,094
	USD	1,325,399	HUF	393,749,840	12/18/19	37,405
	USD	398,114	IDR	5,621,926,730	10/09/19	1,729
	USD	381,639	INR	26,978,063	10/09/19	577
	USD	1,273,440	JPY	134,495,726	11/14/19	25,779
	USD	3,595,080	JPY	384,875,494	12/18/19	14,459
	USD	398,184	KRW	475,820,276	11/25/19	765
	USD	2,858,180	MXN	56,584,818	12/18/19	26,796
	USD	400,883	NOK	3,583,006	12/18/19	6,540
	USD	4,444,405	NZD	6,990,140	12/18/19	59,240

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	USD	396,232	PEN	1,326,980	11/06/19	$3,077
	USD	394,280	PLN	1,550,972	12/18/19	7,060
	USD	818,659	RON	3,518,187	12/18/19	11,362
	USD	1,189,740	RUB	76,283,299	10/15/19	15,873
	USD	3,932,950	SEK	36,930,179	10/07/19	179,711
	USD	789,708	SGD	1,084,858	12/18/19	4,068
	USD	811,401	TWD	25,156,608	10/03/19	769
	USD	1,643,819	TWD	50,549,084	10/30/19	11,624
	USD	2,392,068	ZAR	35,981,440	12/18/19	40,596
	ZAR	12,314,063	USD	801,493	12/18/19	3,261

TOTAL						$1,164,776

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	579,558	CAD	526,868	12/18/19	$(6,056)
	AUD	551,493	USD	379,698	11/13/19	(6,906)
	AUD	6,913,953	USD	4,731,633	12/18/19	(53,291)
	BRL	24,807,210	USD	6,008,245	10/02/19	(38,567)
	CAD	2,678,691	USD	2,031,733	11/20/19	(8,267)
	CAD	1,049,015	USD	795,590	12/18/19	(2,727)
	CHF	2,977,335	EUR	2,747,818	12/18/19	(9,054)
	CHF	3,817,105	USD	3,889,966	12/18/19	(38,046)
	CLP	6,141,764,794	USD	8,545,246	10/01/19	(121,922)
	CLP	465,353,556	USD	644,873	10/25/19	(6,332)
	COP	5,102,772,223	USD	1,515,145	10/10/19	(49,514)
	COP	9,863,581,142	USD	2,871,301	11/08/19	(42,089)
	CZK	36,952,379	USD	1,581,344	12/18/19	(17,293)
	EUR	357,969	AUD	584,088	12/18/19	(2,638)
	EUR	722,729	CAD	1,060,632	12/18/19	(9,024)
	EUR	2,023,409	CHF	2,209,633	12/18/19	(10,707)
	EUR	724,349	CZK	18,788,535	12/18/19	(850)
	EUR	363,219	HUF	121,818,383	12/18/19	(135)
	EUR	736,245	ILS	2,861,411	12/18/19	(19,241)
	EUR	2,149,106	JPY	257,065,943	12/18/19	(34,635)
	EUR	365,775	SEK	3,938,470	12/18/19	(1,144)
	EUR	9,587,598	USD	10,587,450	11/27/19	(92,914)
	EUR	5,224,775	USD	5,801,883	12/18/19	(71,848)
	GBP	1,217,684	USD	1,506,758	12/04/19	(5,699)
	GBP	600,988	USD	744,243	12/18/19	(2,854)
	HUF	120,959,702	EUR	361,408	12/18/19	(688)
	HUF	120,354,980	PLN	1,582,848	12/18/19	(1,486)
	HUF	120,428,657	USD	398,047	12/18/19	(4,114)
	IDR	3,332,855,852	USD	238,214	10/09/19	(3,225)
	JPY	161,847,005	USD	1,532,408	11/14/19	(31,021)
	JPY	657,100,793	USD	6,170,904	12/18/19	(57,682)
	KRW	2,663,336,480	USD	2,231,792	11/25/19	(7,294)
	MXN	22,912,809	USD	1,158,633	12/18/19	(12,124)
	NOK	11,094,740	CAD	1,633,499	12/18/19	(13,547)
	NOK	3,526,210	EUR	354,647	12/18/19	(851)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	NOK	7,110,489	USD	794,640	12/18/19	$(12,065)
	NZD	639,475	EUR	366,727	12/18/19	(1,025)
	NZD	2,252,972	USD	1,450,602	12/18/19	(37,232)
	PEN	2,045,329	USD	609,871	11/06/19	(3,885)
	PLN	17,786,775	EUR	4,078,268	12/18/19	(31,954)
	PLN	13,272,656	USD	3,382,689	12/18/19	(68,998)
	RON	1,734,111	EUR	362,938	12/18/19	(120)
	RUB	297,138,417	USD	4,621,903	10/15/19	(49,460)
	SEK	34,251,168	EUR	3,210,104	12/18/19	(21,995)
	SEK	32,074,000	USD	3,443,292	10/07/19	(183,590)
	SEK	11,677,369	USD	1,204,533	12/18/19	(11,764)
	TWD	12,883,943	USD	416,377	10/30/19	(363)
	USD	1,010,274	AUD	1,498,377	11/13/19	(2,582)
	USD	5,237,343	BRL	21,876,464	10/02/19	(27,073)
	USD	1,591,714	CAD	2,109,737	12/18/19	(2,861)
	USD	1,653,618	IDR	23,661,574,698	10/09/19	(14,687)
	USD	2,364,798	ILS	8,296,724	12/18/19	(32,190)
	USD	3,199,328	INR	229,646,806	10/09/19	(44,408)
	USD	395,848	INR	28,292,228	11/25/19	(1,889)
	USD	369,307	INR	26,333,417	12/03/19	(521)
	USD	806,285	MXN	16,178,130	12/18/19	(3,235)
	USD	396,677	NZD	632,334	12/18/19	(9)
	USD	1,849,396	SGD	2,556,013	12/18/19	(1,637)
	USD	745,314	TRY	4,341,870	12/18/19	(4,099)
	USD	795,772	TWD	24,651,348	10/30/19	(203)
	ZAR	5,885,114	EUR	362,000	12/18/19	(12,401)
	ZAR	41,435,506	USD	2,766,415	12/18/19	(58,507)

TOTAL						$(1,412,538)

FORWARD SALES CONTRACTS — At September 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA	5.000%	TBA-30yr	11/13/19	$(8,000,000)	$(8,573,125)
FNMA	5.000	TBA-30yr	10/10/19	(2,000,000)	(2,142,344)
GNMA	4.000	TBA-30yr	10/21/19	(1,000,000)	(1,039,839)
GNMA	5.000	TBA-30yr	10/21/19	(1,000,000)	(1,054,140)

TOTAL (Proceeds Receivable: $12,789,063)					$(12,809,448)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3 Year Government Bonds	33	12/16/19	$2,576,823	$(159)
Australian 10 Year Government Bonds	17	12/16/19	1,690,708	(2,120)
Ultra Long U.S. Treasury Bonds	241	12/19/19	46,249,406	(534,934)
30 Day Federal Funds	140	11/29/19	57,314,168	3,024
10 Year U.S. Treasury Notes	449	12/19/19	58,510,313	(247,015)

Total				$(781,204)
Short position contracts:
Eurodollars	(63)	12/16/19	(15,441,300)	(104,132)
Eurodollars	(1)	06/15/20	(246,112)	(365)
Eurodollars	(4)	12/14/20	(985,250)	(6,245)
Ultra 10 Year U.S. Treasury Notes	(144)	12/19/19	(20,506,500)	248,334
5 Year German Euro-Bobl	(34)	12/06/19	(5,026,960)	35,154
10 Year U.K. Long Gilt	(26)	12/27/19	(4,291,423)	(2,672)
2 Year U.S. Treasury Notes	(36)	12/31/19	(7,758,000)	220
5 Year U.S. Treasury Notes	(130)	12/31/19	(15,489,297)	(1,083)
20 Year U.S. Treasury Bonds	(10)	12/19/19	(1,623,125)	(34,631)

Total				$134,580

TOTAL FUTURES CONTRACTS				$(646,624)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.727%(a)	6M GBP(a)	11/07/19	GBP	57,940		$(4,817)	$123	$(4,940)
8.360(b)	Mexico IB TIIE 28D(b)	03/18/20	MXN	91,350		(17,201)	(87,557)	70,356
6.500(c)	3M JIBAR(c)	12/18/20	ZAR	57,060	(d)	3,340	(2,357)	5,697
0.045(c)	3M STIBOR(a)	03/18/21	SEK	308,340	(d)	(11,146)	1,091	(12,237)
7.950(b)	Mexico IB TIIE 28D(b)	06/16/21	MXN	46,425		(46,346)	(490)	(45,856)
3M LIBOR(e)	1.287%(e)	09/15/21		$17,580	(d)	(1,700)	2,058	(3,758)
3M KWCDC(c)	1.250(c)	12/18/21	KRW	15,992,520		7,470	41,399	(33,929)
6M CDOR(f)	2.250(f)	12/18/21	CAD	39,230	(d)	247,065	211,572	35,493
1.500%(f)	3M LIBOR(c)	12/18/21		$27,210	(d)	31,030	(37,135)	68,165
1.750(f)	3M LIBOR(c)	12/18/21		3,400	(d)	(12,818)	(16,356)	3,538
1M BID Avg(b)	6.660%(b)	01/02/23	BRL	9,825		44,062	23,807	20,255
1M BID Avg(b)	6.849(b)	01/02/23		4,000		22,965	—	22,965
0.000(c)	3M LIBOR(c)	07/25/24		$24,700		4,632	395	4,237
6M AUDOR(f)	1.250%(f)	12/18/24	AUD	5,870	(d)	63,839	64,853	(1,014)
6M CDOR(f)	2.250(f)	12/18/24	CAD	16,680	(d)	323,122	308,238	14,884
1.500%(f)	3M LIBOR(c)	12/18/24		$12,130	(d)	(12,427)	(69,199)	56,772
0.050(e)	3M STIBOR(c)	12/18/24	SEK	48,090	(d)	(18,293)	(9,723)	(8,570)
1.860(e)	6M WIBOR(f)	12/18/24	PLN	19,980	(d)	(51,377)	(32,643)	(18,734)
0.971(e)	3M LIBOR(e)	06/30/26		$11,930	(d)	203,888	186,444	17,444
6M AUDOR(f)	1.250%(f)	12/18/26	AUD	5,420	(d)	55,148	28,293	26,855

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.500%(f)	6M GBP(f)	12/18/26	GBP	2,650	(d)	$(202,229)	$(153,040)	$(49,189)
6M JYOR(f)	0.500%(f)	03/22/28	JPY	467,020	(d)	113,689	(25,645)	139,334
0.300%	6M EURO	08/03/28	EUR	5,850	(d)	(114,217)	(60,556)	(53,661)
6M CHFOR	1.050%	08/07/28	CHF	6,930	(d)	475,338	98,710	376,628
6M EURO	1.200	02/12/29	EUR	8,310	(d)	552,174	49,178	502,996
3M LIBOR	2.800	02/12/29		$8,210	(d)	449,609	37,899	411,710
1.500%	6M GBP	02/12/29	GBP	13,150	(d)	(661,660)	(341,153)	(320,507)
3M LIBOR	1.295%	05/15/29		$5,700	(d)	(123,648)	(207,883)	84,235
3M KWCDC(c)	1.750(c)	06/19/29	KRW	3,829,930		76,729	103,352	(26,623)
6M CDOR(f)	3.000(f)	06/19/29	CAD	6,400	(d)	271,824	204,509	67,315
1.500%(e)	6M EURO(f)	06/19/29	EUR	8,250	(d)	(667,219)	(952,473)	285,254
1.750(f)	6M GBP(f)	06/19/29	GBP	3,150	(d)	(199,077)	(199,075)	(2)
3M LIBOR(f)	2.013%(c)	08/02/29		$18,060	(d)	516,160	199,290	316,870
0.900%(f)	6M GBP(f)	09/13/29	GBP	4,350	(d)	(56,215)	8,279	(64,494)
6M EURO(e)	0.275%(f)	09/17/29	EUR	5,810	(d)	58,429	(5,716)	64,145
3M JIBAR(c)	8.775(c)	09/18/29	ZAR	78,100	(d)	20,029	(6,605)	26,634
6M AUDOR(f)	1.250(f)	12/18/29	AUD	24,350	(d)	102,373	(12,017)	114,390
6M CDOR(f)	2.500(f)	12/18/29	CAD	2,780	(d)	146,122	131,335	14,787
0.400%(e)	3M STIBOR(c)	12/18/29	SEK	48,300	(d)	(63,614)	14,929	(78,543)
0.750(e)	6M EURO(f)	12/18/29	EUR	4,810	(d)	(475,830)	(463,766)	(12,064)
1.500(f)	6M GBP(f)	12/18/29	GBP	4,020	(d)	(416,273)	(307,632)	(108,641)
1.750(e)	6M NIBOR(f)	12/18/29	NOK	63,970	(d)	(37,916)	(26,854)	(11,062)
6M NIBOR(e)	2.000%(f)	03/19/30		8,730	(d)	12,594	7,687	4,907
1.750%(f)	3M NZDOR(c)	03/19/30	NZD	3,040	(d)	(16,543)	(1,319)	(15,224)
1.750(f)	6M AUDOR(f)	03/19/30	AUD	2,820	(d)	(23,843)	(12,001)	(11,842)
6M EURO(e)	0.002%(f)	09/16/30	EUR	2,820	(d)	22,127	15,000	7,127
6M EURO(e)	0.020(f)	09/16/30		380	(d)	2,062	7	2,055
6M JYOR(f)	1.250(f)	06/14/38	JPY	394,660	(d)	313,662	301,143	12,519
3M LIBOR(f)	3.000(c)	06/20/39		$1,000	(d)	93,855	93,469	386
1.750%(e)	6M EURO(f)	06/20/39	EUR	800	(d)	(107,367)	(112,934)	5,567
1.750(f)	6M GBP(f)	06/20/39	GBP	1,920	(d)	(215,457)	(252,007)	36,550
1.485(f)	3M LIBOR(c)	05/15/45		$6,480	(d)	301,310	568,891	(267,581)
6M JYOR(f)	1.000%(f)	06/15/49	JPY	589,730	(d)	247,033	252,191	(5,158)
3M LIBOR(f)	2.750(c)	06/15/49		$1,110	(d)	75,132	75,411	(279)
1.500%(e)	6M EURO(f)	06/15/49	EUR	1,940	(d)	(247,977)	(272,050)	24,073
1.750(f)	6M GBP(f)	06/15/49	GBP	1,280	(d)	(146,708)	(155,091)	8,383
2.230(f)	3M LIBOR(c)	08/02/52		$4,820	(d)	(559,124)	(183,915)	(375,209)

TOTAL						$345,770	$(977,639)	$1,323,409

(a)	Payments made at the termination date.
(b)	Payments made monthly.
(c)	Payments made quarterly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(e)	Payments made annually.
(f)	Payments made semi-annually.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.125%	Barclays Bank PLC	06/20/21	$80	$(1,224)	$252	$(1,476)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.172	Barclays Bank PLC	12/20/21	1,130	(20,969)	(1,763)	(19,206)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.089	BofA Securities LLC	12/20/20	830	(9,508)	1,203	(10,711)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	BofA Securities LLC	06/20/21	900	(13,770)	3,439	(17,209)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.089	Citibank NA	12/20/20	720	(8,248)	1,485	(9,733)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	Citibank NA	06/20/21	560	(8,567)	1,808	(10,375)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.218	Citibank NA	06/20/22	280	(5,967)	(2,301)	(3,666)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	Deutsche Bank AG (London)	06/20/21	460	(7,037)	1,849	(8,886)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.089	JPMorgan Securities, Inc.	12/20/20	6,410	(73,424)	12,285	(85,709)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	JPMorgan Securities, Inc.	06/20/21	10	(153)	33	(186)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.218	JPMorgan Securities, Inc.	06/20/22	580	(12,359)	(4,797)	(7,562)

TOTAL						$(161,226)	$13,493	$(174,719)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
iTraxx Europe Series 31	(1.000)%	0.478%	06/20/24	EUR	25,040	$(686,126)	$(820,565)	$134,439
Protection Sold:
General Electric Co. 2.700%, 10/09/22	1.000	1.164	06/20/24		$1,125	(7,890)	(18,360)	10,470
The Boeing Co., 8.750%, 08/15/21	1.000	0.421	06/20/24		500	13,461	10,246	3,215
CDX.NA.IG Index 32	1.000	0.528	06/20/24		29,800	643,571	456,060	187,511
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.658	06/20/24		825	13,056	13,147	(91)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.818	06/20/24		2,430	20,697	7,078	13,619
State of Qatar, 9.750%, 06/15/30	1.000	0.482	06/20/24		210	5,026	4,335	691

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
State of Qatar, 9.750%, 06/15/30	1.000%	0.540%	12/20/24	$100	$2,341	$2,204	$137
CDX.NA.IG Index 33	1.000	0.600	12/20/24	22,175	445,559	433,913	11,646

TOTAL					$449,695	$88,058	$361,637

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	1.300%	03/11/2020	3,620,000	$3,620,000	$32,966	$33,937	$(971)
3M IRS	Citibank NA	1.580	11/12/2019	1,130,000	1,130,000	12,200	15,594	(3,394)
3M IRS	JPMorgan Securities, Inc.	1.585	11/12/2019	1,210,000	1,210,000	13,197	24,200	(11,003)
2M IRS	UBS AG (London)	1.580	11/12/2019	1,920,000	1,920,000	20,730	30,912	(10,182)
3M IRS	UBS AG (London)	1.585	11/12/2019	2,450,000	2,450,000	26,964	41,338	(14,374)
3M IRS	UBS AG (London)	1.420	11/15/2019	3,660,000	3,660,000	18,133	60,024	(41,891)
1Y IRS	UBS AG (London)	1.270	08/27/2020	3,630,000	3,630,000	52,250	73,210	(20,960)

				17,620,000	$17,620,000	$176,440	$279,215	$(102,775)
Puts
3M IRS	JPMorgan Securities, Inc.	1.580	11/19/2019	3,700,000	3,700,000	37,332	38,480	(1,148)
3M IRS	JPMorgan Securities, Inc.	2.080	11/19/2019	3,700,000	3,700,000	2,218	4,441	(2,223)
				7,400,000	$7,400,000	$39,550	$42,921	$(3,371)

Total purchased option contracts				25,020,000	$25,020,000	$215,990	$322,136	$(106,146)
Written option contracts
Calls
6M IRS	Barclays Bank PLC	0.280%	03/11/2020	(4,440,000)	$(4,440,000)	$(32,249)	$(31,677)	$(572)
1Y IRS	Barclays Bank PLC	0.600	08/21/2020	(16,510,000)	(16,510,000)	(38,528)	(82,294)	43,766
1Y IRS	BofA Securities LLC	0.600	08/21/2020	(1,680,000)	(1,680,000)	(3,920)	(9,674)	5,754
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(8,480,000)	(8,480,000)	(244,319)	(211,938)	(32,381)
2M IRS	JPMorgan Securities, Inc.	0.680	11/12/2019	(1,730,000)	(1,730,000)	(24,293)	(23,068)	(1,225)
3M IRS	JPMorgan Securities, Inc.	0.680	11/12/2019	(1,030,000)	(1,030,000)	(14,463)	(16,240)	1,777
3M IRS	JPMorgan Securities, Inc.	0.090	11/12/2019	(1,460,000)	(1,460,000)	(15,699)	(25,851)	10,152
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(3,680,000)	(3,680,000)	(106,026)	(78,040)	(27,986)
1Y IRS	JPMorgan Securities, Inc.	0.600	08/21/2020	(4,150,000)	(4,150,000)	(9,684)	(22,081)	12,397
3M IRS	UBS AG (London)	0.090	11/12/2019	(2,990,000)	(2,990,000)	(32,295)	(41,185)	8,890
3M IRS	UBS AG (London)	0.250	11/15/2019	(4,450,000)	(4,450,000)	(15,904)	(81,933)	66,029

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
1Y IRS	UBS AG (London)	0.256%	08/27/2020	(4,380,000)	$(4,380,000)	$(51,871)	$(70,560)	$18,689
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,410,000)	(2,410,000)	(69,435)	(68,864)	(571)
				(57,390,000)	$(57,390,000)	$(658,686)	$(763,405)	$104,719
Puts
1Y IRS	BofA Securities LLC	0.065%	09/14/2020	(8,480,000)	$(8,480,000)	$(119,037)	$(156,095)	$37,058
3M IRS	JPMorgan Securities, Inc.	1.830	11/19/2019	(7,400,000)	(7,400,000)	(19,880)	(26,640)	6,760
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(3,680,000)	(3,680,000)	(51,657)	(78,039)	26,382
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,410,000)	(2,410,000)	(33,830)	(37,486)	3,656
				(21,970,000)	$(21,970,000)	$(224,404)	$(298,260)	$73,856

Total written option contracts				(79,360,000)	$(79,360,000)	$(883,090)	$(1,061,665)	$178,575

TOTAL				(54,340,000)	$(54,340,000)	$(667,100)	$(739,529)	$72,429

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.IG Index 32	—CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	—CDX North America Investment Grade Index 33
CS International (London)	—Credit Suisse International (London)
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 43.4%
Aerospace & Defense – 1.2%
Northrop Grumman Corp.(a)
$3,175,000	2.930%		01/15/25	$3,272,092
2,750,000	3.250		01/15/28	2,886,290
The Boeing Co.(a)
1,575,000	3.450		11/01/28	1,686,116
United Technologies Corp.
725,000	3.350		08/16/21	742,581
1,775,000	3.950	(a)	08/16/25	1,943,181
375,000	4.125	(a)	11/16/28	424,275
800,000	5.700		04/15/40	1,069,848
(3M USD LIBOR + 0.650%)
725,000	2.818	(a)(b)	08/16/21	725,370

				12,749,753

Agriculture – 0.8%
Altria Group, Inc.(a)
1,975,000	3.800		02/14/24	2,065,159
25,000	4.400		02/14/26	26,726
BAT Capital Corp.(a)
1,685,000	3.222		08/15/24	1,703,687
BAT International Finance PLC(c)
4,875,000	2.750		06/15/20	4,888,406
Reynolds American, Inc.(a)
125,000	4.450		06/12/25	133,246

				8,817,224

Airlines – 0.4%
Delta Air Lines, Inc.
4,250,000	3.400		04/19/21	4,311,829

Automotive – 0.3%
Ford Motor Credit Co. LLC
1,200,000	5.875		08/02/21	1,256,544
General Motors Co.
550,000	4.000		04/01/25	564,432
General Motors Financial Co., Inc.(a)
675,000	4.300		07/13/25	700,812
300,000	5.650		01/17/29	330,981

				2,852,769

Banks – 9.5%
Banco Santander SA
400,000	4.250		04/11/27	429,484
800,000	3.306		06/27/29	825,960
Bank of America Corp.
3,050,000	4.125		01/22/24	3,283,050
1,250,000	4.200		08/26/24	1,340,875
350,000	6.110		01/29/37	458,241
(3M USD LIBOR + 0.940%)
2,625,000	3.864	(a)(b)	07/23/24	2,764,099
(3M USD LIBOR + 1.370%)
1,550,000	3.593	(a)(b)	07/21/28	1,635,948
Barclays PLC(a) (b) (3M USD LIBOR + 1.400%)
2,725,000	4.610		02/15/23	2,828,305
BNP Paribas SA(c)
4,350,000	3.500		03/01/23	4,490,809
900,000	3.375		01/09/25	929,871

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA(c) – (continued)
(5 year USD Swap + 4.149%)
650,000	6.625	%(a)(b)	03/25/49	686,660
BPCE SA
925,000	2.650		02/03/21	930,014
2,250,000	4.000	(c)	09/12/23	2,374,088
1,150,000	4.625	(c)	09/12/28	1,294,095
Capital One NA(a)
1,700,000	2.650		08/08/22	1,719,006
CIT Bank NA(a) (b)(SOFR + 1.715%)
1,500,000	2.969		09/27/25	1,501,650
Citigroup, Inc.
2,575,000	2.700	(a)	10/27/22	2,611,745
1,300,000	4.600		03/09/26	1,418,508
3,175,000	3.400		05/01/26	3,320,351
1,150,000	4.125		07/25/28	1,232,697
Credit Agricole SA(c)
1,050,000	3.250		10/04/24	1,080,450
(5 year USD Swap + 4.319%)
600,000	6.875	(a)(b)	09/23/49	646,020
Credit Suisse Group AG(a)(c)
1,400,000	4.282		01/09/28	1,505,000
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(b)	01/12/29	1,763,306
Credit Suisse Group Funding Guernsey Ltd.
683,000	4.550		04/17/26	751,396
Deutsche Bank AG
3,350,000	2.700		07/13/20	3,334,597
HSBC Holdings PLC(a)(b)
(3M USD LIBOR + 1.000%)
850,000	3.124		05/18/24	853,111
(3M USD LIBOR + 1.055%)
2,200,000	3.262		03/13/23	2,238,368
(3M USD LIBOR + 1.211%)
1,625,000	3.803		03/11/25	1,691,739
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,740,310
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 1.000%)
5,300,000	4.023		12/05/24	5,650,595
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,459,138
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	2,302,199
(3M USD LIBOR + 1.360%)
800,000	3.882		07/24/38	877,688
(3M USD LIBOR + 3.800%)
2,250,000	5.300		12/29/49	2,274,435
Lloyds Bank PLC(b) (3M USD LIBOR + 0.490%)
1,550,000	2.699		05/07/21	1,549,845
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	1,829,081
Morgan Stanley, Inc.
2,200,000	4.875		11/01/22	2,361,744
3,300,000	3.700		10/23/24	3,492,687
700,000	4.000		07/23/25	755,349

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
(3M USD LIBOR + 0.847%)
$3,725,000	3.737	%(a)(b)	04/24/24	$3,890,613
(3M USD LIBOR + 1.400%)
2,575,000	3.683	(a)(b)	10/24/23	2,620,577
(3M USD LIBOR + 1.628%)
1,150,000	4.431	(a)(b)	01/23/30	1,291,956
(SOFR + 1.152%)
1,050,000	2.720	(a)(b)	07/22/25	1,059,353
Royal Bank of Canada(b) (3M USD LIBOR + 0.390%)
1,525,000	2.656		04/30/21	1,529,987
Royal Bank of Scotland Group PLC
1,336,000	3.875		09/12/23	1,378,244
(3M USD LIBOR + 1.480%)
1,883,000	3.498	(a)(b)	05/15/23	1,907,931
(3M USD LIBOR + 1.550%)
2,100,000	4.519	(a)(b)	06/25/24	2,207,436
(3M USD LIBOR + 1.762%)
400,000	4.269	(a)(b)	03/22/25	418,680
Santander UK PLC
2,325,000	2.875		06/18/24	2,360,689
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
3,008,000	4.247		01/20/23	3,114,543
UBS Group Funding Switzerland AG(c)
2,550,000	4.125		09/24/25	2,746,987
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,770,956
Westpac Banking Corp.(a)(b)(5 Year CMT + 2.000%)
1,350,000	4.110		07/24/34	1,408,901

				103,939,367

Beverages(a) – 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
850,000	4.700		02/01/36	981,240
6,675,000	4.900		02/01/46	7,952,795
Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.750		01/23/29	2,328,480
550,000	4.600		04/15/48	632,550
475,000	5.550		01/23/49	621,713
Bacardi Ltd.(c)
1,500,000	5.300		05/15/48	1,708,830
Constellation Brands, Inc.
1,375,000	4.400		11/15/25	1,519,980
625,000	3.700		12/06/26	662,170
1,075,000	3.600		02/15/28	1,135,469
1,425,000	3.150		08/01/29	1,458,430
(3M USD LIBOR + 0.700%)
2,100,000	2.858	(b)	11/15/21	2,102,331
Keurig Dr Pepper, Inc.
1,400,000	4.057		05/25/23	1,480,836

				22,584,824

Corporate Obligations – (continued)
Biotechnology(a) – 0.4%
Celgene Corp.
3,240,000	3.875		08/15/25	3,496,090
700,000	3.900		02/20/28	764,862

				4,260,952

Chemicals – 1.2%
CNAC HK Finbridge Co. Ltd.
870,000	3.125		06/19/22	871,894
300,000	4.625		03/14/23	314,719
DuPont de Nemours, Inc.(a)
1,575,000	4.205		11/15/23	1,688,195
975,000	4.493		11/15/25	1,076,213
175,000	5.419		11/15/48	222,117
Ecolab, Inc.
133,000	5.500		12/08/41	178,264
231,000	3.950	(a)	12/01/47	264,525
Huntsman International LLC(a)
850,000	4.500		05/01/29	894,153
Sasol Financing International Ltd.
400,000	4.500		11/14/22	409,500
SASOL Financing USA LLC(a)
200,000	5.875		03/27/24	215,562
Syngenta Finance NV(c)
2,115,000	3.698		04/24/20	2,124,412
2,590,000	3.933		04/23/21	2,636,568
The Sherwin-Williams Co.(a)
180,000	2.750		06/01/22	182,507
325,000	3.125		06/01/24	335,618
1,900,000	3.450		06/01/27	1,990,592

				13,404,839

Commercial Services(a) – 0.6%
Global Payments, Inc.
875,000	2.650		02/15/25	878,377
550,000	3.200		08/15/29	557,755
IHS Markit Ltd.
1,775,000	4.250		05/01/29	1,909,705
PayPal Holdings, Inc.
3,000,000	2.650		10/01/26	3,020,010

				6,365,847

Computers(a) – 1.0%
Apple, Inc.
1,925,000	2.750		01/13/25	1,991,355
4,050,000	2.450		08/04/26	4,108,158
Dell International LLC/EMC Corp.(c)
1,625,000	5.450		06/15/23	1,769,479
325,000	6.020		06/15/26	365,722
Hewlett Packard Enterprise Co.
1,782,000	4.900		10/15/25	1,978,341
410,000	6.350		10/15/45	479,064

				10,692,119

Diversified Financial Services – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,189,270
1,450,000	3.300	(a)	01/23/23	1,476,999

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust – (continued)
$900,000	4.875	%(a)	01/16/24	$970,713
Air Lease Corp.(a)
2,200,000	3.750		06/01/26	2,288,409
American Express Co.(a)
700,000	3.625		12/05/24	740,075
Avolon Holdings Funding Ltd.(a)(c)
975,000	3.950		07/01/24	1,001,959
GE Capital International Funding Co.
3,500,000	3.373		11/15/25	3,572,555
Huarong Finance 2017 Co. Ltd.
200,000	4.250		11/07/27	207,938
Huarong Finance 2019 Co. Ltd.
780,000	3.750		05/29/24	798,281
Huarong Finance II Co. Ltd.
210,000	5.000		11/19/25	226,209
TD Ameritrade Holding Corp.(a)
1,950,000	2.950		04/01/22	1,993,271

				15,465,679

Electrical – 2.0%
Alliant Energy Finance LLC(a)(c)
825,000	3.750		06/15/23	860,186
225,000	4.250		06/15/28	243,227
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,212,424
Berkshire Hathaway Energy Co.(a)
400,000	3.250		04/15/28	421,448
Dominion Energy, Inc.(d)
1,650,000	3.071		08/15/24	1,690,904
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	2,180,808
Emera US Finance LP(a)
950,000	2.700		06/15/21	955,434
Enel Finance International NV(c)
1,375,000	2.875		05/25/22	1,391,596
Entergy Corp.(a)
1,025,000	2.950		09/01/26	1,039,104
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,154,801
Florida Power & Light Co.(a)
832,000	4.125		02/01/42	965,727
NRG Energy, Inc.(a)(c)
1,625,000	3.750		06/15/24	1,670,412
Sempra Energy(a)(b) (3M USD LIBOR + 0.500%)
1,900,000	2.803		01/15/21	1,898,841
Southern California Edison Co.(a)
1,075,000	4.200		03/01/29	1,197,658
The Southern Co.(a)
1,730,000	3.250		07/01/26	1,783,976
Vistra Operations Co. LLC(a)(c)
3,350,000	3.550		07/15/24	3,395,627

				22,062,173

Engineering & Construction(a) – 0.2%
Mexico City Airport Trust
400,000	4.250		10/31/26	402,500
440,000	3.875	(c)	04/30/28	431,475

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
Mexico City Airport Trust – (continued)
200,000	5.500	%(c)	10/31/46	198,438
420,000	5.500		07/31/47	417,060
340,000	5.500	(c)	07/31/47	337,620

				1,787,093

Environmental(a) – 0.4%
Republic Services, Inc.
1,650,000	2.500		08/15/24	1,670,443
Waste Management, Inc.
2,800,000	3.200		06/15/26	2,954,532

				4,624,975

Food & Drug Retailing – 0.7%
Kraft Heinz Foods Co.(a)
750,000	3.750	(c)	04/01/30	756,788
250,000	5.200		07/15/45	262,435
Mars, Inc.(a)(c)
525,000	2.700		04/01/25	538,293
925,000	3.200		04/01/30	978,086
Smithfield Foods, Inc.(c)
1,200,000	2.700		01/31/20	1,198,764
2,350,000	2.650	(a)	10/03/21	2,325,983
Tyson Foods, Inc.(a)
1,250,000	3.900		09/28/23	1,323,662

				7,384,011

Gas(a) – 0.4%
NiSource, Inc.
1,275,000	3.650		06/15/23	1,329,570
2,500,000	3.490		05/15/27	2,621,775

				3,951,345

Hand/Machine Tools(a) – 0.1%
Stanley Black & Decker, Inc.
1,400,000	4.250		11/15/28	1,593,732

Healthcare Providers & Services – 0.9%
Aetna, Inc.(a)
750,000	2.800		06/15/23	759,480
Becton Dickinson & Co.(a)
1,600,000	2.894		06/06/22	1,624,352
2,200,000	3.363		06/06/24	2,292,092
1,000,000	3.700		06/06/27	1,058,840
(3M USD LIBOR + 0.875%)
1,669,000	2.979	(b)	12/29/20	1,669,668
Stryker Corp.(a)
575,000	2.625		03/15/21	578,381
475,000	3.375		11/01/25	503,951
Thermo Fisher Scientific, Inc.(a)
450,000	3.000		04/15/23	462,582
UnitedHealth Group, Inc.
650,000	4.625		07/15/35	785,986

				9,735,332

Insurance – 0.8%
AIA Group Ltd.(a)(c)
875,000	3.900		04/06/28	953,181

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
	American International Group, Inc.(a)
	$2,375,000	3.900%		04/01/26	$2,534,220
	Arch Capital Finance LLC(a)
	1,200,000	4.011		12/15/26	1,310,772
	Arch Capital Group Ltd.
	1,125,000	7.350		05/01/34	1,632,229
	Great-West Lifeco Finance 2018 LP(a)(c)
	1,125,000	4.047		05/17/28	1,240,785
	Marsh & McLennan Cos., Inc.(a)
	1,325,000	4.375		03/15/29	1,498,707

					9,169,894

Internet(a) – 0.7%
	Amazon.com, Inc.
	2,300,000	5.200		12/03/25	2,704,018
	1,300,000	4.800		12/05/34	1,627,119
	700,000	3.875		08/22/37	804,062
	eBay, Inc.
	1,700,000	3.450		08/01/24	1,767,388
	Expedia Group, Inc.
	825,000	3.800		02/15/28	863,494

					7,766,081

Media(a) – 2.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital
	2,603,000	4.500		02/01/24	2,792,811
	6,350,000	4.908		07/23/25	6,971,855
	Comcast Corp.
	2,425,000	3.700		04/15/24	2,585,729
	1,300,000	3.950		10/15/25	1,416,259
	1,173,000	3.300		02/01/27	1,237,257
	1,550,000	3.150		02/15/28	1,616,433
	1,775,000	4.150		10/15/28	1,990,254
	1,325,000	4.250		10/15/30	1,507,161
	Fox Corp.(c)
	700,000	4.030		01/25/24	745,703
	600,000	4.709		01/25/29	685,098
	Time Warner Cable LLC
	275,000	5.875		11/15/40	307,035

					21,855,595

Mining(c) – 0.2%
	Glencore Funding LLC
	1,300,000	4.125	(a)	03/12/24	1,364,493
	1,181,000	4.625		04/29/24	1,263,753

					2,628,246

Miscellaneous Manufacturing – 0.1%
	General Electric Co.
	225,000	2.700		10/09/22	225,558
	625,000	3.100		01/09/23	634,031

					859,589

Oil Field Services – 3.1%
	BP Capital Markets America, Inc.(a)
	1,775,000	3.224		04/14/24	1,845,716

Corporate Obligations – (continued)
Oil Field Services – (continued)
	BP Capital Markets America, Inc.(a) – (continued)
	1,300,000	4.234		11/06/28	1,465,230
	Cenovus Energy, Inc.(a)
	1,025,000	4.250		04/15/27	1,066,964
	Continental Resources, Inc.(a)
	4,650,000	4.500		04/15/23	4,824,375
	275,000	4.375		01/15/28	284,133
	Devon Energy Corp.(a)
	514,000	5.850		12/15/25	610,627
	280,000	5.600		07/15/41	339,665
	Diamondback Energy, Inc.(a)
	2,325,000	4.750		11/01/24	2,377,312
	Gazprom OAO Via Gaz Capital SA(c)
	990,000	5.150		02/11/26	1,077,553
	Halliburton Co.(a)
	1,600,000	3.250		11/15/21	1,631,824
	Marathon Oil Corp.(a)
	800,000	4.400		07/15/27	852,672
	Marathon Petroleum Corp.(a)
	850,000	3.625		09/15/24	890,273
	700,000	3.800		04/01/28	729,281
	Newfield Exploration Co.
	1,649,000	5.625		07/01/24	1,818,022
	Noble Energy, Inc.(a)
	1,100,000	3.250		10/15/29	1,089,495
	Occidental Petroleum Corp.
	5,375,000	2.900	(a)	08/15/24	5,412,786
	475,000	5.550	(a)	03/15/26	536,835
	425,000	3.200	(a)	08/15/26	428,523
	1,315,000	6.450		09/15/36	1,621,083
	Petroleos Mexicanos
EUR	1,250,000	5.125		03/15/23	1,494,424
	$340,000	6.490	(a)(c)	01/23/27	353,583
	80,000	6.500		03/13/27	83,108
	20,000	6.750		09/21/47	19,180
	80,000	6.350		02/12/48	73,265
	821,000	7.690	(a)(c)	01/23/50	856,139
	Phillips 66(a)
	1,325,000	3.900		03/15/28	1,426,628
	Pioneer Natural Resources Co.(a)
	295,000	3.950		07/15/22	306,856
	Reliance Industries Ltd.
	250,000	4.125		01/28/25	266,406
	Total Capital International SA(a)
	700,000	3.461		07/12/49	740,236

					34,522,194

Pharmaceuticals – 1.6%
	AbbVie, Inc.
	2,325,000	3.375		11/14/21	2,380,777
	1,575,000	3.750	(a)	11/14/23	1,655,593
	Bayer US Finance II LLC(a)(c)
	850,000	3.875		12/15/23	887,868
	1,475,000	4.250		12/15/25	1,575,300
	Cigna Corp.(a)
	4,775,000	3.750		07/15/23	4,995,127

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Health Corp.(a)
$2,100,000	3.500%		07/20/22	$2,168,208
1,650,000	3.875		07/20/25	1,747,251
100,000	4.780		03/25/38	110,262
Elanco Animal Health, Inc.
1,675,000	3.912		08/27/21	1,715,317
650,000	4.272	(a)	08/28/23	682,222

				17,917,925

Pipelines – 2.9%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600		11/02/47	1,383,375
Columbia Pipeline Group, Inc.(a)
925,000	3.300		06/01/20	930,624
Energy Transfer Operating LP(a)
1,375,000	4.650		06/01/21	1,416,044
775,000	5.200		02/01/22	817,447
1,950,000	4.200		09/15/23	2,052,121
50,000	4.950		06/15/28	54,975
1,225,000	5.250		04/15/29	1,380,305
675,000	5.300		04/15/47	725,976
Enterprise Products Operating LLC(a)
215,000	3.350		03/15/23	222,525
85,000	3.750		02/15/25	90,442
(3M USD LIBOR + 2.778%)
2,460,000	4.909	(b)	06/01/67	2,278,649
EQM Midstream Partners LP(a)
3,625,000	4.750		07/15/23	3,638,159
775,000	5.500		07/15/28	769,699
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,640,850
MPLX LP(a)
525,000	4.500		04/15/38	544,819
645,000	5.500		02/15/49	750,038
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650		06/01/22	538,303
1,100,000	3.850		10/15/23	1,137,499
650,000	4.500		12/15/26	689,585
Sabine Pass Liquefaction LLC(a)
1,475,000	6.250		03/15/22	1,588,885
1,650,000	5.625		03/01/25	1,852,125
1,025,000	5.000		03/15/27	1,129,775
The Williams Cos., Inc.(a)
785,000	3.600		03/15/22	806,297
850,000	3.900		01/15/25	891,378
800,000	4.000		09/15/25	846,208
Western Midstream Operating LP(a)
900,000	3.950		06/01/25	869,373
225,000	5.450		04/01/44	198,857
225,000	5.300		03/01/48	195,271

				32,439,604

Real Estate Investment Trust(a) – 2.6%
Alexandria Real Estate Equities, Inc.
750,000	3.800		04/15/26	799,785
800,000	3.375		08/15/31	836,080

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
American Campus Communities Operating Partnership LP
2,575,000	3.750		04/15/23	2,685,648
American Homes 4 Rent LP
1,851,000	4.900		02/15/29	2,100,459
American Tower Corp.
2,100,000	3.375		05/15/24	2,184,630
Crown Castle International Corp.
2,150,000	3.150		07/15/23	2,208,673
CubeSmart LP
1,500,000	4.000		11/15/25	1,591,095
Digital Realty Trust LP
1,525,000	2.750		02/01/23	1,540,570
Essex Portfolio LP
875,000	3.000		01/15/30	883,960
Healthcare Trust of America Holdings LP
2,275,000	3.700		04/15/23	2,350,439
Kilroy Realty LP
1,500,000	3.800		01/15/23	1,566,960
1,025,000	4.750		12/15/28	1,163,775
National Retail Properties, Inc.
1,150,000	4.000		11/15/25	1,232,191
Regency Centers LP
1,950,000	2.950		09/15/29	1,946,977
Spirit Realty LP
1,200,000	3.400		01/15/30	1,191,084
Ventas Realty LP
975,000	3.500		02/01/25	1,020,299
VEREIT Operating Partnership LP
1,675,000	4.625		11/01/25	1,828,447
400,000	3.950		08/15/27	422,248
WP Carey, Inc.
1,000,000	3.850		07/15/29	1,058,130

				28,611,450

Retailing(a) – 0.6%
Dollar Tree, Inc.
975,000	4.000		05/15/25	1,033,207
1,999,000	4.200		05/15/28	2,149,505
Starbucks Corp.
1,850,000	3.800		08/15/25	2,001,274
The Home Depot, Inc.
625,000	3.900		12/06/28	702,038
Walmart, Inc.
800,000	4.050		06/29/48	962,152

				6,848,176

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960		07/18/30	1,021,547

Semiconductors – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,725,000	3.000		01/15/22	1,742,112
2,800,000	3.625		01/15/24	2,863,252
975,000	3.125		01/15/25	967,814
Broadcom, Inc.(c)
2,675,000	3.125		10/15/22	2,709,775

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
	Broadcom, Inc.(c) – (continued)
	$2,350,000	3.625	%(a)	10/15/24	$2,392,253
	Microchip Technology, Inc.
	1,025,000	3.922		06/01/21	1,046,566
	NXP B.V./NXP Funding LLC(c)
	1,975,000	4.125		06/01/21	2,025,619
	NXP B.V./NXP Funding LLC(c)
	225,000	4.625		06/01/23	239,344

					13,986,735

Software(a) – 0.6%
	Fiserv, Inc.
	700,000	3.800		10/01/23	740,663
	2,775,000	2.750		07/01/24	2,825,339
	1,825,000	3.200		07/01/26	1,889,331
	1,075,000	4.200		10/01/28	1,188,305

					6,643,638

Telecommunication Services – 2.9%
	AT&T, Inc.
	2,075,000	3.800		03/15/22	2,155,883
	2,400,000	3.000	(a)	06/30/22	2,447,904
	1,600,000	3.950	(a)	01/15/25	1,707,696
	6,125,000	3.400	(a)	05/15/25	6,394,316
	1,449,000	3.600	(a)	07/15/25	1,523,812
	100,000	4.125	(a)	02/17/26	107,813
	1,975,000	4.250	(a)	03/01/27	2,152,434
	425,000	4.900	(a)	08/15/37	483,127
	100,000	5.450	(a)	03/01/47	120,778
	Telefonica Emisiones SA
	1,375,000	4.570		04/27/23	1,480,958
	Verizon Communications, Inc.
	5,066,000	4.329		09/21/28	5,741,754
	625,000	3.875	(a)	02/08/29	685,806
	2,251,000	4.016	(a)	12/03/29	2,509,978
	500,000	5.250		03/16/37	621,555
	25,000	4.125		08/15/46	27,870
	50,000	4.862		08/21/46	61,260
	693,000	5.012		04/15/49	871,011
	Vodafone Group PLC
	2,925,000	3.750		01/16/24	3,079,879

					32,173,834

Transportation(a) – 0.1%
	Burlington Northern Santa Fe LLC
	800,000	4.050		06/15/48	916,560

Trucking & Leasing(c) – 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,225,000	3.375	(a)	02/01/22	1,250,872
	1,425,000	4.250		01/17/23	1,506,026

					2,756,898

	TOTAL CORPORATE OBLIGATIONS
	(Cost $453,827,574)				$476,701,829

Mortgage-Backed Obligations – 49.4%
Collateralized Mortgage Obligations – 2.7%
Interest Only(e)(f) – 0.0%
	CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(1 Year CMT + 2.912%)
	$41,330	0.000%		08/25/33	$—
	CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X
	133,119	0.000		07/25/33	—

					—

Inverse Floaters(b) – 0.0%
	GNMA REMIC Series 2002-13, Class SB (-1x1M LIBOR + 37.567%)
	30,966	28.105		02/16/32	43,319

Sequential Fixed Rate – 0.4%
	FHLMC REMIC Series 2755, Class ZA
	438,270	5.000		02/15/34	485,019
	FHLMC REMIC Series 4273, Class PD
	974,571	6.500		11/15/43	1,147,982
	FNMA REMIC Series 2011-52, Class GB
	957,140	5.000		06/25/41	1,054,275
	FNMA REMIC Series 2011-99, Class DB
	952,027	5.000		10/25/41	1,048,374
	FNMA REMIC Series 2012-111, Class B
	146,038	7.000		10/25/42	170,566
	FNMA REMIC Series 2012-153, Class B
	533,334	7.000		07/25/42	626,436

					4,532,652

Sequential Floating Rate(b) – 2.3%
	Brunel Residential Mortgage Securitisation No. 1 PLC Series 2007-1X, Class A4B (3M GBP LIBOR + 0.220%)
GBP	692,554	0.987		01/13/39	836,442
	Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
	1,863,955	1.561		08/20/56	2,289,400
	HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
	$215,090	2.537		01/19/36	206,362
	Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
	182,607	2.738		10/25/34	180,296
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	2,022,172	1.618		11/15/49	2,477,559
	Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
	$699,538	3.296		12/25/46	1,000,690
	Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	438,208	1.561		08/20/56	537,230
	Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	4,601,311	1.561		08/20/56	5,648,533
	Sequoia Mortgage Trust Series 2003-4, Class 1A2(6M USD LIBOR + 0.660%)
	417,911	2.677		07/20/33	400,378

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
	Silverstone Master Issuer PLC Series 2019-1A, Class 1A(c) (3M USD LIBOR + 0.570%)
	$1,810,000	2.848%	01/21/70		$1,811,922
	Station Place Securitization Trust Series 2015-2, Class AR(c) (1M USD LIBOR + 0.550%)
	1,800,000	2.586	05/15/21		1,800,000
	Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
GBP	2,453,173	1.676	03/20/56		3,013,743
	Tower Bridge Funding No. 1 PLC, Class A (3M GBP LIBOR + 1.000%)
	1,076,520	1.776	03/20/56		1,324,568
	Warwick Finance Residential Mortgages No. One PLC Series 1, Class A (3M GBP LIBOR + 1.000%)
	2,772,138	1.765	09/21/49		3,415,274
	Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7 (1 Year CMT + 2.592%)
	$17,889	4.515	02/25/33		18,230

					24,960,627

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$29,536,598

Commercial Mortgage-Backed Securities – 0.6%
Sequential Fixed Rate(a) – 0.1%
	Bank Series 2019-BN21, Class A5
	$950,000	2.851%	10/17/52		$978,476

Sequential Floating Rate(b)(c) – 0.5%
	Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
	3,079,840	2.855	06/15/35		3,077,904
	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
	2,115,495	2.928	09/15/35		2,114,842

					5,192,746

	TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$6,171,222

Federal Agencies – 46.1%
Adjustable Rate FNMA(b) – 0.2%
	(1 Year CMT + 2.222%)
	$3,565	4.757%	06/01/33		$3,747
	(12M USD LIBOR + 1.233%)
	158,842	4.230	06/01/35		164,401
	(12M USD LIBOR + 1.542%)
	975,219	4.254	09/01/34		1,013,399
	(12M USD LIBOR + 1.661%)
	527,415	4.457	07/01/34		551,523
	(12M USD LIBOR + 1.734%)
	916,346	4.767	05/01/35		958,002

					2,691,072

FHLMC – 0.5%
	29,215	5.000	05/01/23		31,235
	89,830	4.500	10/01/23		94,490
	24,132	5.500	10/01/25		26,232
	10,037	7.500	12/01/30		10,383
	5,054	7.500	01/01/31		5,167

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
	10,582	5.000	10/01/33		11,631
	2,076	5.000	04/01/35		2,282
	16,318	5.000	07/01/35		17,977
	86,088	5.000	12/01/35		94,987
	185,025	5.000	01/01/38		204,589
	445,908	5.000	01/01/39		491,468
	146,836	5.000	06/01/39		162,251
	20,519	4.000	06/01/40		21,950
	11,462	5.000	08/01/40		12,582
	3,514	4.500	11/01/40		3,815
	183,780	4.000	02/01/41		196,594
	2,312	5.000	04/01/41		2,534
	11,302	5.000	06/01/41		12,371
	13,938	4.000	11/01/41		14,906
	3,648,929	4.500	08/01/48		3,953,669

					5,371,113

FNMA – 0.0%
	16,100	8.000	02/01/31		18,394
	15,625	7.000	03/01/31		15,829

					34,223

GNMA – 23.6%
	7,899	6.000	11/15/38		9,039
	51,996	5.000	07/15/40		54,708
	84,734	5.000	01/15/41		91,941
	7,475	4.000	02/20/41		7,993
	11,429	4.000	11/20/41		12,218
	1,892	4.000	01/20/42		2,022
	6,069	4.000	04/20/42		6,476
	3,441	4.000	10/20/42		3,672
	61,570	4.000	08/20/43		65,585
	6,349	4.000	03/20/44		6,759
	7,688	4.000	05/20/44		8,180
	532,129	4.000	11/20/44		564,341
	34,443	4.000	05/20/45		36,506
	5,078,164	4.000	07/20/45		5,382,389
	87,347	4.000	10/20/45		92,416
	711,369	4.500	02/20/48		749,046
	2,150,221	4.500	04/20/48		2,268,234
	6,061,509	4.500	05/20/48		6,385,665
	13,175,166	4.500	08/20/48		13,851,953
	52,914,513	4.500	09/20/48		55,616,112
	2,252,465	5.000	09/20/48		2,390,275
	4,358,234	5.000	10/20/48		4,619,431
	4,814,582	5.000	11/20/48		5,070,068
	1,149,637	4.500	01/20/49		1,199,082
	25,077,258	5.000	01/20/49		26,407,985
	1,875,328	5.000	02/20/49		1,972,629
	102,000,000	3.000	TBA-30yr	(g)	104,616,561
	15,000,000	3.500	TBA-30yr	(g)	15,532,399
	3,000,000	4.500	TBA-30yr	(g)	3,139,688
	8,000,000	5.000	TBA-30yr	(g)	8,455,469

					258,618,842

UMBS – 9.3%
	11,714	5.000	04/01/23		12,536
	16,111	5.000	05/01/23		17,332
	50,755	5.000	07/01/23		54,318
	14,707	5.000	09/01/23		14,778

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$30,596	5.500%	09/01/23	$31,639
10,573	5.500	10/01/23	10,944
90,523	5.000	02/01/24	93,515
32,891	5.000	04/01/24	35,233
22,200	5.000	07/01/24	23,781
23,709	5.000	12/01/24	25,397
28,412	7.000	08/01/27	31,474
1,039	6.500	09/01/27	1,140
103,326	7.000	03/01/28	115,610
26,579	5.000	04/01/28	28,702
1,606	6.500	05/01/28	1,778
37,579	5.000	02/01/32	40,580
26,428	4.500	04/01/39	28,794
8,795	4.500	05/01/39	9,583
6,927	4.500	07/01/39	7,548
36,553	4.500	08/01/39	39,824
337,662	4.500	12/01/39	367,885
698,610	4.500	05/01/41	757,702
108,426	4.500	08/01/41	117,114
27,353	3.000	11/01/42	28,372
581,911	3.000	12/01/42	601,351
815,151	3.000	01/01/43	845,636
122,069	3.000	02/01/43	126,694
846,775	3.000	03/01/43	878,856
1,456,530	3.000	04/01/43	1,511,715
1,045,655	3.000	05/01/43	1,085,271
98,354	3.000	06/01/43	102,080
888,380	3.000	07/01/43	922,593
973,159	5.000	05/01/44	1,069,149
3,230,164	4.500	04/01/45	3,543,514
363,446	4.500	05/01/45	398,703
1,408,415	4.500	06/01/45	1,496,187
212,832	4.000	03/01/46	224,136
148,071	4.000	06/01/46	155,619
36,001	4.000	08/01/46	37,837
232,732	4.000	10/01/46	244,596
464,102	4.000	06/01/47	492,318
5,537,435	4.500	07/01/47	5,950,014
1,263,042	4.500	11/01/47	1,356,358
535,357	4.000	12/01/47	569,912
2,171,837	4.000	01/01/48	2,312,700
5,697,034	4.000	02/01/48	6,046,462
4,425,702	4.000	03/01/48	4,693,450
883,649	4.000	05/01/48	935,991
3,622,329	4.000	06/01/48	3,855,005
4,550,490	4.000	07/01/48	4,830,905
1,813,354	4.500	09/01/48	1,960,929
50,111,698	5.000	10/01/49	53,828,455

			101,972,015

UMBS, 30 Year, Single Family(g) – 12.5%
33,000,000	2.500	TBA-30yr	32,858,087
57,000,000	3.000	TBA-30yr	57,859,651
24,000,000	3.500	TBA-30yr	24,618,490
21,000,000	4.500	TBA-30yr	22,114,444

			137,450,672

TOTAL FEDERAL AGENCIES			$506,137,937

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $539,362,547)			$541,845,757

Agency Debentures – 5.3%
FHLB
$6,800,000	2.125%	06/09/23	$6,921,448
3,500,000	3.375	09/08/23	3,726,878
750,000	3.375	12/08/23	801,857
2,400,000	5.000	09/28/29	3,054,366
FNMA
3,700,000	1.875	09/24/26	3,743,364
4,200,000	6.250	05/15/29	5,805,366
Hashemite Kingdom of Jordan Government AID Bond(h)
7,400,000	2.503	10/30/20	7,441,588
Israel Government AID Bond(h)
7,827,000	5.500	09/18/23	8,970,368
1,200,000	5.500	12/04/23	1,382,244
2,400,000	5.500	04/26/24	2,801,232
4,700,000	5.500	09/18/33	6,605,380
Mexico Government International Bond
450,000	4.500	04/22/29	489,825
Republic of Colombia(a)
350,000	4.500	03/15/29	389,922
470,000	5.200	05/15/49	568,259
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,551,254

TOTAL AGENCY DEBENTURES
(Cost $54,678,662)			$58,253,351

Asset-Backed Securities(b) – 8.8%
Collateralized Loan Obligations(c) – 4.9%
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
$5,000,000	3.106%	01/27/28	$4,967,605
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
2,755,279	3.553	07/15/26	2,756,698
Galaxy XVIII CLO Ltd. Series 2018-28A, Class A2 (3M USD LIBOR + 1.070%)
6,000,000	3.373	07/15/31	5,989,224
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R (3M USD LIBOR + 1.130%)
876,492	3.430	04/18/26	876,793
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100%)
4,200,000	3.125	06/15/36	4,207,914
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
6,900,000	3.053	04/15/29	6,846,022
Mill City Mortgage Loan Trust Series 2017-2, Class A3
1,010,301	2.877	07/25/59	1,021,181
OHA Credit Funding 3 Ltd. Series 2019-3A, Class A1 (3M USD LIBOR + 1.320%)
2,150,000	3.945	07/20/32	2,154,644
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
2,450,000	3.208	06/15/36	2,451,762
Palmer Square CLO Ltd. Series 2019-1A, Class A1(a) (3M USD LIBOR + 1.340%)
6,000,000	3.440	11/14/32	6,000,000
Palmer Square Loan Funding Ltd. Series 2017-1A, Class A1 (3M USD LIBOR + 0.740%)
2,388,470	3.043	10/15/25	2,388,568

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
	Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
	$7,000,000	3.198%		10/20/27	$6,993,273
	TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
	3,850,000	3.155		11/15/37	3,854,850
	WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
	3,290,823	3.153		05/01/26	3,291,156

					53,799,690

Other(c) – 1.4%
	Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
	5,700,000	3.178		06/15/28	5,705,326
	BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
	3,100,000	3.078		09/15/35	3,101,007
	Dryden Senior Loan Fund Series 2019-76A, Class A1(a) (3M USD LIBOR + 1.330%)
	6,000,000	3.410		10/20/32	6,000,000
	Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
	951,146	2.868		06/25/35	948,703

					15,755,036

Student Loan – 2.5%
	Access Group, Inc. Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
	2,076,562	2.316		09/26/33	2,026,651
	Access Group, Inc. Series 2015-1, Class A(a) (c) (1M USD LIBOR + 0.700%)
	1,311,340	2.718		07/25/56	1,298,255
	Chase Education Loan Trust Series 2007-A, Class A3 (3M USD LIBOR + 0.070%)
	28,481	2.174		12/28/23	28,449
	Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c) (1M USD LIBOR + 0.800%)
	1,877,862	2.818		10/25/56	1,863,443
	Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
	1,819,242	2.926		04/25/35	1,811,937
	Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
	4,091,055	3.182		05/25/34	4,108,968
	Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
	3,436,895	3.168		03/25/66	3,469,658
	Nelnet Student Loan Trust Series 2006-1, Class A5 (3M USD LIBOR + 0.110%)
	872,157	2.258		08/23/27	871,251
	Nelnet Student Loan Trust Series 2006-1, Class A6(c) (3M USD LIBOR + 0.450%)
	5,200,000	2.598		08/23/36	5,047,896
	Nelnet Student Loan Trust Series 2013-5A, Class A(c) (1M USD LIBOR + 0.630%)
	452,576	2.648		01/25/37	449,298
	PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
	3,165,229	3.168		09/25/65	3,190,463
	Scholar Funding Trust Series 2010-A, Class A(c) (3M USD LIBOR + 0.750%)
	1,109,849	3.006		10/28/41	1,105,775

Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
	SLC Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
	1,200,038	2.219		09/15/26	1,197,196
	SLM Student Loan Trust Series 2005-3, Class A5 (3M USD LIBOR + 0.090%)
	350,902	2.366		10/25/24	350,650

					26,819,890

	TOTAL ASSET-BACKED SECURITIES
	(Cost $96,137,012)				$96,374,616

Foreign Debt Obligations – 1.7%
Sovereign – 1.7%
	Abu Dhabi Government International Bond
	$460,000	2.500	%(c)	10/11/22	$464,025
	420,000	3.125	(c)	10/11/27	440,475
	240,000	4.125	(c)	10/11/47	281,250
	450,000	4.125		10/11/47	527,344
	Perusahaan Penerbit SBSN Indonesia III
	2,030,000	4.550		03/29/26	2,213,334
	Republic of Indonesia
	790,000	3.700	(c)	01/08/22	810,935
	200,000	5.875		01/15/24	225,437
EUR	280,000	2.150	(c)	07/18/24	327,980
	$420,000	4.125	(c)	01/15/25	446,775
	380,000	4.125		01/15/25	404,225
	1,380,000	4.350	(c)	01/08/27	1,496,869
	Republic of Kuwait
	4,120,000	3.500		03/20/27	4,434,150
	Republic of Qatar(c)
	210,000	3.875		04/23/23	222,075
	230,000	4.500		04/23/28	261,912
	Republic of South Africa
	510,000	4.850		09/30/29	508,725
	380,000	5.750		09/30/49	378,765
	Spain Government Bond(c)
EUR	3,770,000	1.600		04/30/25	4,532,064
	United Mexican States
	760,000	1.625		04/08/26	865,380
	430,000	4.500	(a)	01/31/50	451,930

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $18,367,586)				$19,293,650

Municipal Debt Obligations – 2.0%
California(a) – 0.5%
	California State GO Bonds Build America Taxable Series 2009
	$950,000	7.500%		04/01/34	$1,464,017
	1,650,000	7.550		04/01/39	2,729,859
	California State GO Bonds Build America Taxable Series 2010
	1,645,000	7.950		03/01/36	1,684,200

					5,878,076

Illinois – 1.0%
	Chicago Illinois GO Bonds Prerefunded Taxable Series B(a)
	5,475,000	7.750		01/01/42	7,042,876
	Illinois State GO Bonds Build America Series 2010(a)
	160,000	6.630		02/01/35	188,578
	1,595,000	7.350		07/01/35	1,944,432

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Taxable-Pension Series 2003
$1,170,000	5.100%	06/01/33	$1,267,274

			10,443,160

New Hampshire(a)(b) – 0.3%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
3,311,957	3.125	10/25/37	3,304,717

Ohio(a) – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	2,342,991

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $19,153,606)			$21,968,944

U.S. Treasury Obligations – 11.6%
United States Treasury Bill(f)
$67,206,000	0.000%	03/05/20	$66,687,569
United States Treasury Bonds
210,000	3.375	05/15/44	261,844
27,960,000	2.875 (i)	11/15/46	32,381,175
United States Treasury Notes
9,490,000	2.875	10/15/21	9,721,319
7,470,000	1.750	09/30/22	7,507,933
9,920,000	2.875	05/31/25	10,605,100

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $124,010,338)			$127,164,940

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $1,305,537,325)			$1,341,603,087

Short-term Investments – 4.2%
Certificates of Deposit(b) – 1.4%
Credit Suisse AG(SOFR+0.230%)
$5,000,000	2.580%	02/14/20	$5,000,355
Societe Generale SA(c)
10,000,000	2.570	08/17/20	10,005,240

			15,005,595

Commercial Paper(c)(f) – 2.8%
AT&T, Inc.
7,000,000	0.000	12/10/19	6,967,971
Entergy Corp.
6,000,000	0.000	10/11/19	5,995,783
Marriott International, Inc.
4,000,000	0.000	10/31/19	3,992,178
VW Credit, Inc.
4,200,000	0.000	12/06/19	4,182,100
10,000,000	0.000	02/03/20	9,919,220

			31,057,252

TOTAL SHORT-TERM INVESTMENTS
(Cost $46,041,877)			$46,062,847

TOTAL INVESTMENTS – 126.4%
(Cost $1,351,579,202)			$1,387,665,934

LIABILITIES IN EXCESS OF OTHER ASSETS – (26.4)%			(290,091,521)

NET ASSETS – 100.0%			$1,097,574,413

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2019.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $269,194,789 which represents approximately 24.5% of the Fund’s net assets as of September 30, 2019.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $27,200,812, which represents approximately 2.5% of the Fund’s net assets as of September 30, 2019.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
JYOR	—Japanese Yen Offered Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PLC	—Public Limited Company
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Barclays Bank PLC	USD	3,583,127	AUD	5,264,797	12/18/19	$20,689
	USD	1,304,974	EUR	1,180,000	12/18/19	10,863
BofA Securities LLC	EUR	1,217,531	AUD	1,969,840	12/18/19	2,375
	USD	650,949	CAD	858,733	12/18/19	1,904
	USD	214,277	CHF	210,449	12/18/19	1,909
Citibank NA	JPY	72,965,620	NZD	1,076,538	12/18/19	3,472
	USD	670,388	AUD	972,102	12/18/19	12,613
	USD	2,686,522	EUR	2,421,795	12/18/19	30,529
	USD	4,967,805	NZD	7,779,654	12/18/19	87,349
CS International (London)	CHF	2,943,544	EUR	2,706,250	12/18/19	2,436
	EUR	2,435,017	CHF	2,642,636	12/18/19	3,755
	USD	2,676,753	CHF	2,632,700	12/18/19	20,042
Deutsche Bank AG	USD	2,272,837	JPY	242,900,607	12/18/19	13,054
HSBC Bank PLC	USD	674,146	AUD	987,644	12/18/19	5,855
JPMorgan Securities, Inc.	EUR	584,386	NOK	5,812,599	12/18/19	1,169
	EUR	6,335,787	SEK	67,739,702	12/18/19	29,300
	USD	1,469,648	AUD	2,146,518	12/18/19	17,203
	USD	669,394	CHF	658,111	12/18/19	5,280
	USD	2,706,863	EUR	2,441,593	12/18/19	29,158
	USD	1,302,681	NZD	2,065,211	12/18/19	7,099
MS & Co. Int. PLC	USD	3,135,806	JPY	336,032,110	12/18/19	9,590
	USD	668,901	NZD	1,058,801	12/18/19	4,677
State Street Bank (London)	AUD	944,509	SEK	6,242,165	12/18/19	1,505
	JPY	109,748,474	AUD	1,504,888	12/18/19	2,741
	JPY	144,224,860	USD	1,338,135	12/18/19	3,636
	SEK	18,258,502	EUR	1,696,210	12/18/19	4,751
	USD	5,844,142	CAD	7,726,686	12/18/19	4,183
	USD	2,585,107	EUR	2,337,506	12/18/19	21,555
	USD	668,386	JPY	71,656,947	12/18/19	1,738
UBS AG (London)	NOK	104,074,683	EUR	10,411,346	12/18/19	36,211
	SEK	6,523,810	EUR	605,773	12/18/19	2,012
	USD	1,337,393	CAD	1,764,709	12/18/19	3,597
	USD	1,302,658	CHF	1,279,528	12/18/19	11,460
	USD	6,611,405	EUR	5,987,041	11/27/19	58,020
	USD	19,769,074	GBP	15,976,339	12/04/19	74,777
	USD	672,803	NOK	6,013,374	12/18/19	10,976
Westpac Banking Corp.	USD	611,049	AUD	889,594	11/13/19	9,712
	USD	1,364,132	EUR	1,241,044	12/18/19	3,074
	USD	678,680	NZD	1,076,152	12/18/19	3,572

TOTAL						$573,841

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Barclays Bank PLC	AUD	999,371	USD	679,496	12/18/19	$(3,271)
	CHF	1,257,518	USD	1,283,069	12/18/19	(14,083)
	EUR	2,184,087	USD	2,425,488	12/18/19	(30,192)
BofA Securities LLC	AUD	975,257	CAD	886,667	12/18/19	(10,250)
	AUD	936,476	USD	633,826	12/18/19	(157)
	CAD	1,762,237	USD	1,336,312	12/18/19	(4,383)
	USD	1,358,287	CAD	1,799,389	12/18/19	(1,721)
Citibank NA	AUD	5,895,226	USD	4,044,051	12/18/19	(55,034)
	CHF	664,909	USD	678,437	12/18/19	(7,464)
	EUR	1,201,553	JPY	142,868,229	12/18/19	(11,402)
	EUR	5,073,448	USD	5,640,840	12/18/19	(76,770)
	JPY	615,669,462	USD	5,779,584	12/18/19	(51,811)
	NZD	2,088,263	USD	1,346,008	12/18/19	(35,965)
	SEK	6,337,082	EUR	591,576	12/18/19	(1,491)
	SEK	8,415,585	USD	866,681	12/18/19	(7,082)
CS International (London)	CHF	2,605,421	EUR	2,402,827	12/18/19	(6,007)
	CHF	1,997,734	USD	2,035,206	12/18/19	(19,253)
	EUR	2,433,521	CHF	2,657,234	12/18/19	(12,617)
Deutsche Bank AG	AUD	997,596	USD	679,812	12/18/19	(4,787)
	CHF	1,322,655	USD	1,352,457	12/18/19	(17,738)
Deutsche Bank AG (continued)	EUR	606,948	USD	671,906	12/18/19	(6,264)
	JPY	212,744,250	USD	2,007,015	12/18/19	(27,786)
	USD	1,357,224	CAD	1,800,005	12/18/19	(3,250)
	USD	675,983	NZD	1,077,569	12/18/19	(15)
HSBC Bank PLC	EUR	2,421,627	JPY	290,515,379	12/18/19	(46,950)
	EUR	2,179,237	USD	2,421,904	12/18/19	(31,926)
	NZD	1,031,604	EUR	591,559	12/18/19	(1,603)
JPMorgan Securities, Inc.	EUR	606,948	AUD	990,338	12/18/19	(4,472)
	EUR	1,459,810	USD	1,625,856	12/18/19	(24,876)
	GBP	1,039,320	USD	1,287,322	12/18/19	(5,199)
	JPY	72,959,723	USD	679,327	12/18/19	(559)
	NOK	10,182,780	CAD	1,499,229	12/18/19	(12,433)
	SEK	6,466,598	EUR	604,753	12/18/19	(2,713)
MS & Co. Int. PLC	EUR	1,216,543	CAD	1,785,325	12/18/19	(15,190)
	EUR	1,210,377	USD	1,341,982	12/18/19	(14,556)
State Street Bank (London)	CHF	2,482,652	EUR	2,293,203	12/18/19	(9,671)
	CHF	1,261,000	USD	1,279,035	12/18/19	(6,533)
	JPY	129,842,994	USD	1,216,002	12/18/19	(8,029)
	NOK	5,969,725	EUR	600,403	12/18/19	(1,440)
	NZD	1,634,100	USD	1,050,726	12/18/19	(25,597)
	SEK	23,098,148	EUR	2,167,239	12/18/19	(17,489)
	SEK	4,128,801	USD	427,275	12/18/19	(5,544)
UBS AG (London)	AUD	1,952,273	USD	1,337,610	12/18/19	(16,600)
	EUR	968,485	CHF	1,057,877	12/18/19	(5,383)
	EUR	589,637	SEK	6,348,900	12/18/19	(1,843)
	NOK	11,967,086	USD	1,337,393	12/18/19	(20,305)
	SEK	20,861,064	EUR	1,956,443	12/18/19	(14,810)
Westpac Banking Corp.	AUD	889,594	USD	611,586	12/18/19	(9,641)

TOTAL						$(712,155)

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA	4.000%	TBA-30yr	10/10/19	$(1,000,000)	$(1,037,647)
FNMA	5.000	TBA-30yr	11/13/19	(22,000,000)	(23,576,093)
FNMA	5.000	TBA-30yr	10/10/19	(2,000,000)	(2,142,344)
GNMA	4.000	TBA-30yr	11/20/19	(1,000,000)	(1,039,566)
GNMA	4.500	TBA-30yr	10/21/19	(2,000,000)	(2,089,844)
GNMA	5.000	TBA-30yr	10/21/19	(2,000,000)	(2,108,281)

TOTAL (Proceeds Receivable: $32,001,523)					$(31,993,775)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	12	12/16/19	$2,941,200	$1,235
Eurodollars	1	03/16/20	245,825	402
Eurodollars	3	06/15/20	738,338	1,378
Australian 3 Year Government Bonds	33	12/16/19	2,576,823	(159)
Australian 10 Year Government Bonds	18	12/16/19	1,790,162	(1,800)
Ultra Long U.S. Treasury Bonds	418	12/19/19	80,216,812	(1,097,436)
30 Day Federal Funds	134	11/29/19	54,857,847	2,895
2 Year U.S. Treasury Notes	18	12/31/19	3,879,000	(155)
5 Year U.S. Treasury Notes	59	12/31/19	7,029,758	3,839
10 Year U.S. Treasury Notes	218	12/19/19	28,408,125	39,941

Total				$(1,049,860)
Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(73)	12/19/19	(10,395,656)	(34,338)
5 Year German Euro-Bobl	(43)	12/06/19	(6,357,626)	44,460
10 Year U.K. Long Gilt	(32)	12/27/19	(5,281,751)	(3,419)
20 Year U.S. Treasury Bonds	(15)	12/19/19	(2,434,688)	(1,903)

Total				$4,800

TOTAL FUTURES CONTRACTS				$(1,045,060)

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.727%(a)	6M GBP	11/07/19	GBP	51,000		$(4,240)	$108	$(4,348)
0.045(b)	3M STIBOR(a)	03/18/21	SEK	291,140	(c)	(10,524)	1,030	(11,554)
3M LIBOR(d)	1.287%	09/15/21		$17,280	(c)	(1,671)	1,991	(3,662)
3M CDOR(e)	2.250	12/18/21	CAD	37,480	(c)	236,043	204,036	32,007
1.500(b)	3M LIBOR(e)	12/18/21		$26,450	(c)	30,164	(3,757)	33,920
0.000(b)	3M LIBOR	07/25/24		23,200		4,350	376	3,974
6M AUDOR(e)	1.250	12/18/24	AUD	6,290	(c)	68,407	69,509	(1,101)
3M CDOR(e)	2.250	12/18/24	CAD	16,330	(c)	316,342	299,376	16,966
1.500(b)	3M LIBOR(e)	12/18/24		$10,870	(c)	(11,136)	(62,011)	50,874
0.050(b)	3M STIBOR(d)	12/18/24	SEK	51,630	(c)	(19,639)	(10,451)	(9,188)
0.971(d)	3M LIBOR	06/30/26		$11,450	(c)	195,685	186,006	9,679
6M AUDOR(e)	1.250	12/18/26	AUD	4,860	(c)	49,450	25,369	24,080
1.500(e)	6M GBP	12/18/26	GBP	2,380	(c)	(181,625)	(137,447)	(44,178)
6M JYOR(e)	0.500	03/22/28	JPY	723,060	(c)	176,017	(3,310)	179,328
0.300(e)	6M EURO(d)	08/03/28	EUR	5,380	(c)	(105,040)	(53,083)	(51,957)
6M CHFOR(e)	1.050(d)	08/07/28	CHF	6,340	(c)	434,869	90,496	344,373
6M EURO(e)	1.200(d)	02/12/29	EUR	8,060	(c)	535,562	84,123	451,439
3M LIBOR(b)	2.800(e)	02/12/29		$8,420	(c)	461,110	60,395	400,715
1.500(e)	6M GBP	02/12/29	GBP	12,250	(c)	(616,375)	(234,239)	(382,136)
3M LIBOR(b)	1.295(e)	05/15/29		$4,910	(c)	(106,511)	(179,099)	72,588
6M CDOR(c)	3.000	06/19/29	CAD	9,100	(c)	386,501	346,219	40,282
1.500%(c)	6M EURO(d)	06/19/29	EUR	6,900	(c)	(558,038)	(807,273)	249,235
1.750(c)	6M GBP	06/19/29	GBP	1,360	(c)	(87,427)	(87,427)	—
3M LIBOR(b)	2.013%(e)	08/02/29		$15,920	(c)	454,998	171,546	283,452
0.900(e)	6M GBP	09/13/29	GBP	4,120	(c)	(53,242)	7,842	(61,084)
6M EURO(e)	0.275(d)	09/17/29	EUR	5,510	(c)	55,412	(5,420)	60,832
6M AUDOR(e)	1.250	12/18/29	AUD	23,270	(c)	97,832	(13,023)	110,854
3M CDOR(e)	2.500	12/18/29	CAD	2,750	(c)	144,546	129,918	14,628
0.400(b)	3M STIBOR(d)	12/18/29	SEK	45,640	(c)	(60,111)	14,100	(74,210)
0.750(e)	6M EURO(d)	12/18/29	EUR	3,890	(c)	(384,818)	(375,062)	(9,756)
1.500(e)	6M GBP	12/18/29	GBP	3,440	(c)	(356,214)	(263,247)	(92,967)
1.750(e)	6M NIBOR(d)	12/18/29	NOK	58,790	(c)	(34,846)	(22,626)	(12,220)
6M NIBOR(e)	2.000(d)	03/19/30		17,920	(c)	25,850	13,297	12,553
1.750(b)	3M NZDOR(e)	03/19/30	NZD	3,120	(c)	(16,979)	(1,207)	(15,772)
6M EURO(e)	0.002(d)	09/16/30	EUR	3,090	(c)	24,246	15,034	9,211
6M JYOR(e)	1.250	06/14/38	JPY	373,090	(c)	296,519	287,245	9,274
3M LIBOR(b)	3.000(e)	06/20/39		$980	(c)	91,978	91,600	378
1.750(e)	6M EURO(d)	06/20/39	EUR	780	(c)	(104,683)	(110,154)	5,471
1.750(e)	6M GBP	06/20/39	GBP	1,870	(c)	(209,846)	(244,235)	34,389
1.485(b)	3M LIBOR(e)	05/15/45		$5,460	(c)	253,881	479,319	(225,437)
6M JYOR(e)	1.000	06/15/49	JPY	572,420	(c)	239,781	246,383	(6,602)
3M LIBOR(b)	2.750(e)	06/15/49		$1,080	(c)	73,102	73,569	(467)
1.500(e)	6M EURO(d)	06/15/49	EUR	1,820	(c)	(232,637)	(255,417)	22,780
1.750(e)	6M GBP	06/15/49	GBP	1,130	(c)	(129,515)	(136,503)	6,988
2.230(b)	3M LIBOR(e)	08/02/52		$4,100	(c)	(475,604)	(157,100)	(318,503)

TOTAL						$891,924	$(263,204)	$1,155,128

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

(a)	Payments made at termination date.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(d)	Payments made annually.
(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
iTraxx Europe Index Series 31	(1.000)%	0.478%	06/20/24	EUR	32,710	$(896,293)	$(892,296)	$(3,997)
Protection Sold:
CDX.NA.IG Index 32	1.000	0.528	06/20/24		$50,955	1,100,442	783,910	316,532
CDX.NA.IG Index 33	1.000	0.600	12/20/24		55,225	1,109,628	1,080,657	28,971
General Electric Co. 2.700%, 10/09/22	1.000	1.164	06/20/24		2,825	(19,814)	(46,106)	26,292
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.757	12/20/24		1,080	13,420	14,950	(1,530)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.658	06/20/24		2,950	46,684	46,998	(314)
Republic of Colombia, 10.375%, 01/28/33	1.000	0.830	06/20/24		3,580	28,684	(15,045)	43,729
Republic of Indonesia, 5.875%, 03/13/20	1.000%	0.818%	06/20/24		2,160	18,398	12,074	6,324
State of Qatar, 9.750%, 06/15/30	1.000	0.540	12/20/24		170	3,980	3,752	228
The Boeing Co., 8.750%, 08/15/2	1.000	0.421	06/20/24		1,225	32,979	25,116	7,863
United Mexican States, 4.150%, 03/28/27	1.000	1.047	06/20/24		410	(748)	(5,734)	4,986

TOTAL				$		1,437,360	$1,008,276	$429,084

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	1.300%	03/11/2020	3,410,000	$3,410,000	$31,054	$31,969	$(915)
3M IRS	Citibank NA	1.580	11/12/2019	1,000,000	1,000,000	10,797	13,800	(3,003)
3M IRS	Deutsche Bank AG (London)	1.420	11/15/2019	2,310,000	2,310,000	12,418	33,264	(20,846)
3M IRS	JPMorgan Securities, Inc.	1.585	11/12/2019	1,070,000	1,070,000	11,670	21,400	(9,730)
1Y IRS	UBS AG (London)	1.270	08/27/2020	3,300,000	3,300,000	47,500	66,555	(19,055)
2M IRS	UBS AG (London)	1.580	11/12/2019	1,880,000	1,880,000	20,298	30,268	(9,970)
3M IRS	UBS AG (London)	1.420	11/15/2019	940,000	940,000	4,657	15,416	(10,759)
3M IRS	UBS AG (London)	1.585	11/12/2019	2,180,000	2,180,000	23,992	36,811	(12,819)

				16,090,000	$16,090,000	$162,386	$249,483	$(87,097)
Puts
3M IRS	JPMorgan Securities, Inc.	1.580	11/19/2019	3,500,000	3,500,000	35,314	36,400	(1,086)
3M IRS	JPMorgan Securities, Inc.	2.080	11/19/2019	3,500,000	3,500,000	2,098	4,200	(2,102)
				7,000,000	$7,000,000	$37,412	$40,600	$(3,188)

Total purchased option contracts				23,090,000	$23,090,000	$199,798	$290,083	$(90,285)
Written option contracts
Calls
1Y IRS	Barclays Bank PLC	0.600%	08/21/2020	(14,690,000)	$(14,690,000)	$(34,281)	$(73,219)	$38,938
6M IRS	Barclays Bank PLC	0.280	03/11/2020	(4,190,000)	(4,190,000)	(30,433)	(29,893)	(540)
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(5,770,000)	(5,770,000)	(166,240)	(152,742)	(13,498)
1Y IRS	BofA Securities LLC	0.600	08/21/2020	(1,500,000)	(1,500,000)	(3,501)	(8,638)	5,137
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(2,400,000)	(2,400,000)	(69,147)	(51,549)	(17,598)
3M IRS	Deutsche Bank AG (London)	0.250	11/15/2019	(2,800,000)	(2,800,000)	(10,007)	(31,116)	21,109
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(3,520,000)	(3,520,000)	(101,414)	(74,646)	(26,768)
1Y IRS	JPMorgan Securities, Inc.	0.600	08/21/2020	(3,700,000)	(3,700,000)	(8,634)	(19,687)	11,053
2M IRS	JPMorgan Securities, Inc.	0.680	11/12/2019	(1,690,000)	(1,690,000)	(23,731)	(22,535)	(1,196)
3M IRS	JPMorgan Securities, Inc.	0.090	11/12/2019	(1,300,000)	(1,300,000)	(13,979)	(23,018)	9,039
3M IRS	JPMorgan Securities, Inc.	0.680	11/12/2019	(910,000)	(910,000)	(12,779)	(14,348)	1,569
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,350,000)	(2,350,000)	(67,706)	(67,077)	(629)
1Y IRS	UBS AG (London)	0.256	08/27/2020	(3,980,000)	(3,980,000)	(47,135)	(64,115)	16,980
3M IRS	UBS AG (London)	0.090	11/12/2019	(2,650,000)	(2,650,000)	(28,622)	(36,452)	7,830
3M IRS	UBS AG (London)	0.250	11/15/2019	(1,150,000)	(1,150,000)	(4,110)	(21,174)	17,064

				(52,600,000)	$(52,600,000)	$(621,720)	$(690,209)	$68,490

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Puts
1Y IRS	BofA Securities LLC	0.065%	09/14/2020	(5,770,000)	$(5,770,000)	$(80,996)	$(98,749)	$17,753
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(2,400,000)	(2,400,000)	(33,690)	(51,549)	17,859
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(3,520,000)	(3,520,000)	(49,412)	(74,647)	25,235
3M IRS	JPMorgan Securities, Inc.	1.830	11/19/2019	(7,000,000)	(7,000,000)	(18,806)	(25,200)	6,394
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,350,000)	(2,350,000)	(32,987)	(36,610)	3,623
				(21,040,000)	$(21,040,000)	$(215,890)	$(286,754)	$70,864

Total written option contracts				(73,640,000)	$(73,640,000)	$(837,610)	$(976,964)	$139,354

TOTAL				(50,550,000)	$(50,550,000)	$(637,812)	$(686,881)	$49,069

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.IG Index 32	—CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	—CDX North America Investment Grade Index 33
CS International (London)	—Credit Suisse International (London)
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – 35.9%
British Pound – 2.0%
	United Kingdom Treasury
GBP	1,450,000	4.500%		09/07/34	$2,737,383
	3,970,000	3.500		01/22/45	7,650,089
	1,270,000	3.500		07/22/68	3,185,658

					13,573,130

Canadian Dollar – 2.1%
	British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	623,581
	2,600,000	2.850		06/18/25	2,071,130
	2,000,000	4.950		06/18/40	2,165,302
	Canadian Government Bond
	1,760,000	2.750		12/01/48	1,708,350
	Ontario Province of Canada
	3,700,000	2.850		06/02/23	2,896,464
	1,700,000	2.600		06/02/25	1,332,617
	2,300,000	4.650		06/02/41	2,404,857
	Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,430,639

					14,632,940

Chinese Yuan – 0.3%
	China Development Bank
CNY	7,420,000	4.040		04/10/27	1,052,151
	China Government Bond
	5,390,000	3.860		07/22/49	766,649

					1,818,800

Czech Koruna – 0.1%
	Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	472,701

Danish Krone – 0.1%
	Kingdom of Denmark
DKK	3,000,000	4.500		11/15/39	883,815

Euro – 7.1%
	French Republic Government Bond OAT
EUR	1,700,000	4.500		04/25/41	3,516,018
	800,000	1.750	(a)	05/25/66	1,221,067
	Ireland Government Bond
	1,030,000	0.900		05/15/28	1,222,935
	Italy Buoni Poliennali Del Tesoro
EUR	1,100,000	0.950		03/01/23	1,237,803
	2,210,000	1.450		05/15/25	2,557,461
	3,580,000	2.800		12/01/28	4,615,312
	1,750,000	2.950	(a)	09/01/38	2,342,093
	1,000,000	2.800	(a)	03/01/67	1,297,455
	Italy Certificati di Credito del Tesoro/CCTS-eu(b) (-1x6M Euribor + 1.850%)
	4,320,000	1.508		01/15/25	4,951,548
	Kingdom of Belgium(a)
	1,040,000	0.200		10/22/23	1,172,826
	580,000	0.800		06/22/27	691,703
	1,020,000	0.900		06/22/29	1,238,700
	910,000	2.150		06/22/66	1,523,063
	Portugal Obrigacoes do Tesouro OT(a)
	1,200,000	1.950		06/15/29	1,533,325

Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
	Republic of Austria(a)
	450,000	1.500		11/02/86	723,396
	460,000	2.100	(c)	09/20/17	952,376
	Republic of Indonesia(a)
	650,000	2.625		06/14/23	766,916
	240,000	2.150		07/18/24	281,125
	Spain Government Bond(a)
	3,330,000	3.800		04/30/24	4,316,206
	1,250,000	2.750		10/31/24	1,574,243
	2,200,000	1.600		04/30/25	2,644,706
	1,215,000	5.900		07/30/26	1,868,612
	3,250,000	1.500		04/30/27	3,952,648
	1,110,000	3.450		07/30/66	2,062,483

					48,264,020

Indonesian Rupiah – 0.2%
	Republic of Indonesia
IDR	18,441,000,000	8.750		05/15/31	1,412,792

Israeli Shekel – 0.1%
	Israel Government Bond
ILS	2,430,000	2.000		03/31/27	762,563

Japanese Yen – 16.9%
	Government of Japan
JPY	171,350,000	0.100		08/01/21	1,596,879
	4,472,600,000	0.100		09/01/21	41,704,280
	1,324,200,000	0.100		09/20/21	12,348,831
	448,000,000	0.100		03/20/29	4,278,840
	4,500,000	0.100		06/20/29	42,914
	1,078,250,000	2.500		09/20/34	13,645,833
	464,050,000	0.400		03/20/39	4,446,726
	898,050,000	0.300		06/20/39	8,460,482
	145,000,000	1.400		09/20/45	1,707,453
	143,600,000	0.500		03/20/49	1,378,640
	172,500,000	0.400		06/20/49	1,606,336
	711,000,000	0.500		03/20/59	6,733,080
	Japanese Government CPI Linked Bond
	615,597,500	0.100		03/10/25	5,869,882
	992,600,185	0.100		03/10/26	9,512,254
	227,590,731	0.100		03/10/29	2,195,396

					115,527,826

Mexican Peso – 0.1%
	United Mexican States
MXN	251,600	10.000		11/20/36	16,210
	13,763,300	10.000		11/20/36	886,726

					902,936

Russian Ruble – 0.1%
	Russian Federation Bond
RUB	26,160,000	7.050		01/19/28	408,908

Singapore Dollar – 0.2%
	Singapore Government Bond
SGD	2,150,000	2.750		07/01/23	1,612,325

South Korean Won – 1.5%
	Inflation Linked Korea Treasury Bond
KRW	11,963,956,685	1.000		06/10/26	10,341,445

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Swedish Krona – 0.3%
	Sweden Government Bond
SEK	21,290,000	3.500%		06/01/22	$2,403,418

Thai Baht – 2.0%
	Thailand Government Bond
THB	126,490,000	1.875		06/17/22	4,171,635
	47,730,000	3.625		06/16/23	1,685,918
	221,950,000	2.400		12/17/23	7,517,623

					13,375,176

United States Dollar – 2.8%
	Abu Dhabi Government International Bond
	$500,000	2.500	(a)	10/11/22	504,375
	790,000	3.125	(a)	10/11/27	828,513
	600,000	4.125	(a)	10/11/47	703,125
	1,370,000	4.125		10/11/47	1,605,469
	Republic of Indonesia
	970,000	5.875		01/15/24	1,093,372
	4,340,000	4.125		01/15/25	4,616,675
	200,000	4.125	(a)	01/15/25	212,750
	790,000	3.850	(a)	07/18/27	834,684
	Republic of Kuwait
	5,470,000	3.500		03/20/27	5,887,087
	Republic of Qatar(a)
	1,820,000	5.103		04/23/48	2,329,031
	United Mexican States(d)
	200,000	4.500		01/31/50	210,200

					18,825,281

	TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS
	(Cost $233,551,180)				$245,218,076

Corporate Obligations – 32.8%
Aerospace & Defense(d) – 1.0%
	General Dynamics Corp.
	$400,000	3.375%		05/15/23	$419,224
	Northrop Grumman Corp.
	1,700,000	2.930		01/15/25	1,751,986
	2,250,000	3.250		01/15/28	2,361,510
	United Technologies Corp.
	800,000	3.650		08/16/23	846,560
	850,000	3.950		08/16/25	930,538
	778,000	4.125		11/16/28	880,229

					7,190,047

Agriculture – 0.3%
	Altria Group, Inc.(d)
EUR	200,000	3.125		06/15/31	244,855
	BAT Capital Corp.(d)
	$450,000	3.222		08/15/24	454,990
	50,000	3.557		08/15/27	50,270
	BAT International Finance PLC(a)
	800,000	2.750		06/15/20	802,200
	200,000	3.500		06/15/22	205,278
	Reynolds American, Inc.
	108,000	3.250		06/12/20	108,631
	150,000	4.000		06/12/22	156,153

					2,022,377

Corporate Obligations – (continued)
Automotive – 0.2%
	General Motors Financial Co., Inc.(d)
	200,000	5.650		01/17/29	220,654
	Volkswagen Leasing GmbH
EUR	1,050,000	1.625		08/15/25	1,196,909

					1,417,563

Banks – 12.3%
	AIB Group PLC(a)(b)(d) (3M USD LIBOR + 1.874%)
	$1,050,000	4.263		04/10/25	1,091,055
	Banco Bilbao Vizcaya Argentaria SA
EUR	600,000	0.750		09/11/22	667,396
	Banco de Sabadell SA
	400,000	0.875		03/05/23	443,745
	Banco Santander SA
	$800,000	2.706		06/27/24	807,904
	400,000	3.306		06/27/29	412,980
	Bank of America Corp.
	1,450,000	4.125		01/22/24	1,560,794
	150,000	3.875		08/01/25	161,915
	(3M USD LIBOR + 0.630%)
	900,000	3.499	(b)(d)	05/17/22	918,081
	Barclays PLC(d)
	900,000	3.684		01/10/23	914,652
	(3M USD LIBOR + 1.400%)
	800,000	4.610	(b)	02/15/23	830,328
	BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,498,126
	1,250,000	3.375		01/09/25	1,291,488
	(3M Euribor + 1.800%)
EUR	1,100,000	2.125	(b)(d)	01/23/27	1,322,521
	(5 year USD Swap + 4.149%)
	$400,000	6.625	(a)(b)(d)	03/25/49	422,560
	BPCE SA(a)
	2,350,000	4.000		09/12/23	2,479,602
	CaixaBank SA
EUR	400,000	1.125		05/17/24	454,230
	Citigroup, Inc.(d)
GBP	600,000	2.750		01/24/24	775,738
	Commerzbank AG
EUR	550,000	4.000		03/23/26	674,227
	Cooperatieve Rabobank UA
	550,000	3.875		07/25/23	684,346
	Credit Agricole SA(a)
	$800,000	3.375		01/10/22	817,704
	300,000	3.750		04/24/23	313,293
	Credit Suisse Group AG(a)(b)(d) (SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,536,902
	Credit Suisse Group Funding Guernsey Ltd.
EUR	500,000	1.250		04/14/22	561,853
	Deutsche Bank AG
	$2,400,000	2.700		07/13/20	2,388,965
	100,000	3.125		01/13/21	99,657
	Dexia Credit Local SA
GBP	5,900,000	1.125		06/15/22	7,328,554
	HSBC Holdings PLC
	$200,000	4.250		08/18/25	211,890

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	HSBC Holdings PLC – (continued)
	(3M USD LIBOR + 1.211%)
	$1,950,000	3.803	%(b)(d)	03/11/25	$2,030,086
	JPMorgan Chase & Co.(b)(d)
	(3M USD LIBOR + 0.890%)
	2,250,000	3.797		07/23/24	2,372,850
	(3M USD LIBOR + 1.000%)
	2,050,000	4.023		12/05/24	2,185,607
	KBC Group NV
EUR	800,000	0.750		10/18/23	893,698
	Kreditanstalt fuer Wiederaufbau(e)
AUD	3,000,000	6.000		08/20/20	2,111,554
EUR	12,260,000	0.000	(f)	12/15/22	13,625,504
	5,800,000	0.375		03/15/23	6,534,248
	3,000,000	0.625		01/07/28	3,544,159
	Macquarie Group Ltd.(a)(b)(d) (3M USD LIBOR + 1.372%)
	$300,000	3.763		11/28/28	314,139
	Mitsubishi UFJ Financial Group, Inc.
	750,000	3.751		07/18/39	806,948
	Morgan Stanley, Inc.
	50,000	3.875		04/29/24	53,225
	1,700,000	3.700		10/23/24	1,799,263
	300,000	4.000		07/23/25	323,721
	(-1x3M Euribor + 0.753%)
EUR	550,000	0.637	(b)(d)	07/26/24	608,669
	(SOFR + 1.152%)
	$1,300,000	2.720	(b)(d)	07/22/25	1,311,580
	Royal Bank of Scotland Group PLC
	200,000	3.875		09/12/23	206,324
	(3M Euribor + 1.080%)
EUR	550,000	1.750	(b)(d)	03/02/26	626,365
	(3M USD LIBOR + 1.480%)
	$1,200,000	3.498	(b)(d)	05/15/23	1,215,888
	(3M USD LIBOR + 1.550%)
	900,000	4.519	(b)(d)	06/25/24	946,044
	Santander UK PLC
	1,700,000	2.875		06/18/24	1,726,095
	Societe Generale SA
EUR	1,700,000	1.750		03/22/29	2,028,720
	The Huntington National Bank(d)
	$1,950,000	3.250		05/14/21	1,982,038
	The PNC Financial Services Group, Inc.(d)
	600,000	3.500		01/23/24	634,044
	UBS Group Funding Switzerland AG(a)
	2,400,000	3.000		04/15/21	2,428,728
	Wells Fargo Bank NA(d)
	2,600,000	3.550		08/14/23	2,730,884

					83,710,887

Beverages(d) – 1.1%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	750,000	4.900		02/01/46	893,572
	Anheuser-Busch InBev Worldwide, Inc.
	500,000	4.150		01/23/25	546,120
	2,300,000	4.750		01/23/29	2,677,752
	700,000	4.600		04/15/48	805,063

Corporate Obligations – (continued)
Beverages(d) – (continued)
	Bacardi Ltd.(a)
	1,200,000	4.700		05/15/28	1,307,256
	Constellation Brands, Inc.
	1,500,000	3.200		02/15/23	1,545,450

					7,775,213

Chemicals – 1.1%
	CNAC HK Finbridge Co. Ltd.
	630,000	3.125		06/19/22	631,371
	410,000	4.625		03/14/23	430,116
	DuPont de Nemours, Inc.(d)
	600,000	4.493		11/15/25	662,285
	1,200,000	4.725		11/15/28	1,371,096
	Sasol Financing International Ltd.
	560,000	4.500		11/14/22	573,300
	SASOL Financing USA LLC(d)
	200,000	5.875		03/27/24	215,562
	Syngenta Finance NV(a)(d)
	750,000	4.441		04/24/23	783,420
	600,000	4.892		04/24/25	633,678
	200,000	5.182		04/24/28	211,928
	200,000	5.676		04/24/48	206,410
	The Sherwin-Williams Co.(d)
	2,000,000	3.450		06/01/27	2,095,360

					7,814,526

Commercial Services – 0.1%
	Global Payments, Inc.(d)
	300,000	3.200		08/15/29	304,230
	Societa Iniziative Autostradali e Servizi SpA
EUR	550,000	3.375		02/13/24	670,906

					975,136

Computers(d) – 0.2%
	Apple, Inc.
	$400,000	2.950		09/11/49	391,528
	Dell International LLC/EMC Corp.(a)
	950,000	4.900		10/01/26	1,017,992

					1,409,520

Diversified Financial Services – 1.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,400,000	3.500	(d)	05/26/22	1,435,392
	2,149,000	4.625		07/01/22	2,267,346
	Air Lease Corp.(d)
	1,150,000	3.250		03/01/25	1,169,884
	Avolon Holdings Funding Ltd.(a)(d)
	400,000	3.950		07/01/24	411,060
	Capital One Financial Corp.(d)
	1,600,000	2.500		05/12/20	1,602,656
	GE Capital International Funding Co.
	1,100,000	3.373		11/15/25	1,122,803
	Huarong Finance 2019 Co. Ltd.
	620,000	3.750		05/29/24	634,531
	Huarong Finance II Co. Ltd.
	370,000	5.000		11/19/25	398,559
	200,000	4.625		06/03/26	211,625

					9,253,856

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 0.7%
	Ameren Corp.(d)
	$150,000	2.500%		09/15/24	$150,736
	Electricite de France SA(a)(d)
	2,900,000	4.500		09/21/28	3,236,922
	innogy Finance B.V.
GBP	250,000	6.125		07/06/39	480,001
	Sempra Energy(d)
	700,000	3.400		02/01/28	722,974

					4,590,633

Engineering & Construction(d) – 0.2%
	Mexico City Airport Trust
	540,000	3.875	(a)	04/30/28	529,537
	200,000	5.500	(a)	10/31/46	198,438
	430,000	5.500	(a)	07/31/47	426,990
	200,000	5.500		07/31/47	198,600

					1,353,565

Food & Drug Retailing(d) – 0.1%
	Kraft Heinz Foods Co.
	600,000	2.800		07/02/20	601,008

Healthcare Providers & Services(d) – 1.7%
	Becton Dickinson & Co.
	1,600,000	2.894		06/06/22	1,624,352
	3,275,000	3.363		06/06/24	3,412,092
	DH Europe Finance II S.a.r.l.
EUR	500,000	0.450		03/18/28	546,588
	800,000	0.750		09/18/31	877,018
	Medtronic Global Holdings SCA
	1,500,000	0.375		03/07/23	1,656,474
	400,000	0.250		07/02/25	439,738
	500,000	1.625		03/07/31	606,263
	800,000	1.000		07/02/31	909,585
	300,000	2.250		03/07/39	391,042
	400,000	1.500		07/02/39	464,833
	Thermo Fisher Scientific, Inc.
	500,000	0.500		03/01/28	544,016
	450,000	0.875		10/01/31	494,774

					11,966,775

Insurance – 0.6%
	Aviva PLC(b)(d)
	(5 Year EUR Swap + 5.130%)
EUR	450,000	6.125%		07/05/43	$573,824
	(5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	660,432
	AXA SA(b)(d) (3M Euribor + 3.200%)
EUR	550,000	3.250		05/28/49	678,459
	Chubb INA Holdings, Inc.(d)
	100,000	0.875		06/15/27	112,542
	400,000	1.550		03/15/28	474,438
	550,000	1.400		06/15/31	640,441
	MetLife, Inc.
	$500,000	4.368		09/15/23	540,750
	110,000	3.600		04/10/24	116,565

					3,797,451

Corporate Obligations – (continued)
Internet(a)(d) – 0.2%
	Expedia Group, Inc.
	1,150,000	3.250		02/15/30	1,147,539

Lodging(d) – 0.2%
	Marriott International, Inc.
	1,500,000	4.650		12/01/28	1,693,020

Media – 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital(d)
	150,000	3.579		07/23/20	151,283
	900,000	4.500		02/01/24	965,628
	3,400,000	4.908		07/23/25	3,732,962
	Comcast Corp.(d)
	1,000,000	3.700		04/15/24	1,066,280
	750,000	3.950		10/15/25	817,072
	Fox Corp.(a)(d)
	200,000	4.030		01/25/24	213,058
	Time Warner Cable LLC
	450,000	5.000		02/01/20	453,321
	100,000	4.125	(d)	02/15/21	101,807

					7,501,411

Mining(a) – 0.3%
	Glencore Funding LLC
	1,400,000	4.125		05/30/23	1,465,856
	650,000	4.125	(d)	03/12/24	682,247

					2,148,103

Miscellaneous Manufacturing – 0.1%
	General Electric Co.
	100,000	2.700		10/09/22	100,248
	300,000	3.100		01/09/23	304,335

					404,583

Multi-National – 0.6%
	European Investment Bank
EUR	3,400,000	0.875		01/14/28	4,101,503

Oil Field Services – 1.1%
	BP Capital Markets America, Inc.(d)
	$2,100,000	3.790		02/06/24	2,235,324
	BP Capital Markets PLC
	250,000	3.814		02/10/24	266,082
	Devon Energy Corp.(d)
	100,000	5.850		12/15/25	118,799
	Gazprom OAO Via Gaz Capital SA
	310,000	5.150	(a)	02/11/26	337,416
	210,000	5.150		02/11/26	228,572
	240,000	8.625	(g)	04/28/34	340,125
	310,000	7.288		08/16/37	409,781
	Occidental Petroleum Corp.
	600,000	5.550	(d)	03/15/26	678,107
	200,000	3.200	(d)	08/15/26	201,658
	150,000	3.500	(d)	08/15/29	152,099
	600,000	6.450		09/15/36	739,658
	Petroleos Mexicanos
EUR	820,000	5.125		03/15/23	980,342

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Reliance Industries Ltd.(a)
	$260,000	3.667%		11/30/27	$271,294
	Total Capital International SA(d)
	350,000	3.461		07/12/49	370,118

					7,329,375

Pharmaceuticals(d) – 0.7%
	AbbVie, Inc.
	300,000	3.750		11/14/23	315,351
	200,000	4.250		11/14/28	217,056
	Bayer US Finance II LLC(a)
	750,000	3.875		12/15/23	783,413
	1,000,000	4.250		12/15/25	1,068,000
	550,000	4.375		12/15/28	593,406
	Cigna Corp.
	1,050,000	3.750		07/15/23	1,098,405
	CVS Health Corp.
	550,000	2.800		07/20/20	552,497

					4,628,128

Pipelines – 1.4%
	Abu Dhabi Crude Oil Pipeline LLC(a)
	1,260,000	4.600		11/02/47	1,464,750
	Energy Transfer Operating LP(d)
	400,000	5.250		04/15/29	450,712
	Enterprise Products Operating LLC(d)
	700,000	2.850		04/15/21	706,944
	500,000	3.750		02/15/25	532,010
	EQM Midstream Partners LP(d)
	550,000	4.750		07/15/23	551,996
	MPLX LP(d)
	250,000	4.500		04/15/38	259,437
	150,000	5.500		02/15/49	174,428
	Plains All American Pipeline LP/PAA Finance Corp.(d)
	1,050,000	4.500		12/15/26	1,113,945
	50,000	4.700		06/15/44	48,798
	Sabine Pass Liquefaction LLC(d)
	1,500,000	5.625		03/01/25	1,683,750
	Sunoco Logistics Partners Operations LP(d)
	1,050,000	4.000		10/01/27	1,088,703
	350,000	5.300		04/01/44	369,127
	The Williams Cos., Inc.(d)
	550,000	3.600		03/15/22	564,921
	450,000	3.900		01/15/25	471,906
	Western Midstream Operating LP(d)
	250,000	4.750		08/15/28	245,810
	50,000	5.450		04/01/44	44,191
	50,000	5.300		03/01/48	43,394

					9,814,822

Real Estate Investment Trust(d) – 1.0%
	Alexandria Real Estate Equities, Inc.
	500,000	3.375		08/15/31	522,550
	American Tower Corp.
	450,000	3.300		02/15/21	456,417
	400,000	3.800		08/15/29	426,572

Corporate Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
	HCP, Inc.
	200,000	3.250		07/15/26	205,716
	Logicor Financing S.a.r.l.
EUR	600,000	2.250		05/13/25	704,463
	550,000	3.250		11/13/28	679,466
	Ventas Realty LP/Ventas Capital Corp.
	$200,000	3.250		08/15/22	205,170
	VEREIT Operating Partnership LP
	900,000	4.625		11/01/25	982,449
	WEA Finance LLC(a)
	700,000	3.500		06/15/29	720,657
	WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
	400,000	3.750		09/17/24	423,668
	WPC Eurobond B.V.
EUR	1,200,000	1.350		04/15/28	1,300,525

					6,627,653

Retailing(d) – 0.5%
	Dollar Tree, Inc.
	$650,000	4.000		05/15/25	688,805
	950,000	4.200		05/15/28	1,021,526
	Lowe’s Cos., Inc.
	1,550,000	3.650		04/05/29	1,657,368

					3,367,699

Savings & Loans(a)(b)(d) – 0.1%
	Nationwide Building Society
	(3M USD LIBOR + 1.181%)
	200,000	3.622		04/26/23	203,820
	(3M USD LIBOR + 1.855%)
	500,000	3.960		07/18/30	523,870

					727,690

Semiconductors – 0.9%
	Broadcom Corp./Broadcom Cayman Finance Ltd.(d)
	500,000	3.000		01/15/22	504,960
	Broadcom, Inc.(a)
	1,850,000	3.125		10/15/22	1,874,050
	1,850,000	3.625	(d)	10/15/24	1,883,263
	1,850,000	4.250	(d)	04/15/26	1,910,865

					6,173,138

Software(d) – 0.6%
	Fidelity National Information Services, Inc.
EUR	400,000	0.750		05/21/23	445,524
GBP	250,000	2.602		05/21/25	324,583
EUR	650,000	1.500		05/21/27	758,996
	Fiserv, Inc.
	$650,000	3.200		07/01/26	672,912
EUR	800,000	1.125		07/01/27	907,501
	$850,000	3.500		07/01/29	893,826

					4,003,342

Supranational(e) – 0.2%
	European Financial Stability Facility
EUR	900,000	1.375		05/31/47	1,270,631

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 2.7%
	AT&T, Inc.(d)
	$2,000,000	2.800%	02/17/21	$2,017,060
	1,450,000	3.200	03/01/22	1,485,090
	250,000	3.000	06/30/22	254,990
	300,000	3.950	01/15/25	320,193
	150,000	3.400	05/15/25	156,596
	1,600,000	4.100	02/15/28	1,731,776
	1,600,000	4.350	03/01/29	1,769,632
EUR	600,000	1.800	09/14/39	649,510
	$100,000	4.350	06/15/45	105,433
	100,000	4.850	07/15/45	110,890
	British Telecommunications PLC(d)
	850,000	5.125	12/04/28	972,850
	Deutsche Telekom International Finance B.V.(a)(d)
	500,000	2.485	09/19/23	502,415
	1,300,000	4.375	06/21/28	1,453,829
	Telefonica Emisiones SA(d)
EUR	500,000	1.788	03/12/29	597,505
	Verizon Communications, Inc.
	$350,000	2.625	08/15/26	354,438
	3,084,000	4.329	09/21/28	3,495,375
	650,000	5.012	04/15/49	816,966
	Vodafone Group PLC
	1,550,000	3.750	01/16/24	1,632,072

				18,426,620

Trading Companies & Distributors(d) – 0.1%
	Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200	07/24/25	523,938

	TOTAL CORPORATE OBLIGATIONS
	(Cost $218,229,369)			$223,767,752

Asset-Backed Securities(b) – 7.5%
Collateralized Loan Obligations(a) – 3.6%
	Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
	$3,800,000	3.106%	01/27/28	$3,775,380
	GoldentTree Loan Management US CLO 1 Ltd. Series 2017-1A, Class A (3M USD LIBOR + 1.220%)
	4,650,000	3.498	04/20/29	4,660,556
	Halcyon Loan Advisors Funding Ltd. Series 2013-1A, Class A1 (3M USD LIBOR + 1.150%)
	27,189	3.453	04/15/25	27,193
	Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R (3M USD LIBOR + 1.130%)
	1,443,633	3.430	04/18/26	1,444,130
	Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
	2,308,216	3.538	07/20/26	2,308,560
	Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
	5,300,000	3.053	04/15/29	5,258,538
	OFSI Fund VII Ltd. Series 2014-7A, Class AR (3M USD LIBOR + 0.900%)
	1,249,272	3.200	10/18/26	1,249,371

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(a) – (continued)
	Trinitas CLO II Ltd. Series 2014-2A, Class A1R (3M USD LIBOR + 1.180%)
	657,069	3.483	07/15/26	657,880
	Tryon Park CLO Ltd. Series 2013-1A, Class A1SR (3M USD LIBOR + 0.890%)
	3,700,000	3.193	04/15/29	3,698,712
	WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
	1,535,718	3.153	05/01/26	1,535,873

				24,616,193

Home Equity – 0.0%
	GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
	4,368	7.000	09/25/37	4,388
	GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
	48,010	7.000	09/25/37	49,838

				54,226

Other(a) – 0.1%
	Mill City Mortgage Loan Trust Series 2017-2, Class A3
	617,406	2.877	07/25/59	624,055

Student Loans – 3.8%
	Chase Education Loan Trust Series 2007-A, Class A3 (3M USD LIBOR + 0.070%)
	17,089	2.174	12/28/23	17,069
	ECMC Group Student Loan Trust Series 2017-1A, Class A(a) (1M USD LIBOR + 1.200%)
	5,500,441	3.218	12/27/66	5,555,892
	Educational Services of America, Inc. Series 2015-2, Class A(a) (1M USD LIBOR + 1.000%)
	1,058,098	3.018	12/25/56	1,061,816
	Higher Education Funding I Series 2014-1, Class A(a) (3M USD LIBOR + 1.050%)
	3,363,757	3.182	05/25/34	3,378,485
	Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
	343,271	3.082	02/25/42	342,873
	Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3 (1M USD LIBOR + 1.050%)
	2,450,000	3.094	07/20/43	2,449,996
	Navient Student Loan Trust Series 2017-2A, Class A(a) (1M USD LIBOR + 1.050%)
	5,159,425	3.068	12/27/66	5,175,596
	Nelnet Student Loan Trust Series 2006-1, Class A6(a) (3M USD LIBOR + 0.450%)
	4,300,000	2.598	08/23/36	4,174,222
	Nelnet Student Loan Trust Series 2011-1A, Class A(a) (1M USD LIBOR + 0.850%)
	200,613	2.868	02/25/48	201,778
	PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
	2,589,733	3.168	09/25/65	2,610,379

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loans – (continued)
Scholar Funding Trust Series 2010-A, Class A(a) (3M USD LIBOR + 0.750%)
$658,973	3.006%	10/28/41	$656,554

			25,624,660

TOTAL ASSET-BACKED SECURITIES
(Cost $50,599,699)			$50,919,134

Mortgage-Backed Obligations – 28.3%
Collateralized Mortgage Obligations – 3.2%
Interest Only(h) – 0.5%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M LIBOR + 6.000%)
$438,413	3.973%	05/15/41	$69,542
FHLMC REMIC Series 4314, Class SE(b) (-1x1M LIBOR + 6.050%)
358,922	4.023	03/15/44	57,855
FHLMC REMIC Series 4320, Class SD(b) (-1x1M LIBOR + 6.100%)
261,772	4.073	07/15/39	46,522
FHLMC REMIC Series 4583, Class ST(b) (-1x1M LIBOR + 6.000%)
1,233,398	3.973	05/15/46	209,399
FHLMC REMIC Series 4792, Class SA(b) (-1x1M LIBOR + 6.200%)
1,239,823	4.173	05/15/48	167,982
FHLMC STRIPS Series 304, Class C45
286,565	3.000	12/15/27	20,070
FNMA REMIC Series 2011-124, Class SC(b) (-1x1M LIBOR + 6.550%)
409,621	4.532	12/25/41	74,634
FNMA REMIC Series 2012-5, Class SA(b) (-1x1M LIBOR + 5.950%)
561,595	3.932	02/25/42	91,427
FNMA REMIC Series 2014-6, Class SA(b) (-1x1M LIBOR + 6.600%)
450,152	4.582	02/25/44	84,100
FNMA REMIC Series 2018-38, Class SG(b) (-1x1M LIBOR + 6.200%)
415,520	4.182	06/25/48	56,254
GNMA REMIC Series 2010-101, Class S(b) (-1x1M LIBOR + 6.000%)
854,583	3.956	08/20/40	147,372
GNMA REMIC Series 2010-20, Class SE(b) (-1x1M LIBOR + 6.250%)
648,244	4.206	02/20/40	121,102
GNMA REMIC Series 2013-124, Class CS(b) (-1x1M LIBOR + 6.050%)
688,014	4.006	08/20/43	125,799
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M LIBOR + 6.100%)
139,921	4.056	09/20/43	25,630
GNMA REMIC Series 2013-152, Class SG(b) (-1x1M LIBOR + 6.150%)
251,252	4.106	06/20/43	45,507

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M LIBOR + 6.100%)
239,519	4.056	06/20/43	42,516
GNMA REMIC Series 2013-181, Class SA(b) (-1x1M LIBOR + 6.100%)
813,949	4.056	11/20/43	153,109
GNMA REMIC Series 2014-117, Class SJ(b) (-1x1M LIBOR + 5.600%)
1,980,806	3.556	08/20/44	316,333
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M LIBOR + 6.100%)
572,191	4.056	10/20/43	72,672
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M LIBOR + 5.600%)
292,574	3.556	09/20/44	46,809
GNMA REMIC Series 2014-158, Class SA(b) (-1x1M LIBOR + 5.600%)
934,407	3.573	10/16/44	151,833
GNMA REMIC Series 2015-110, Class MS(b) (-1x1M LIBOR + 5.710%)
1,658,291	3.666	08/20/45	238,884
GNMA REMIC Series 2015-111, Class IM
798,560	4.000	08/20/45	99,805
GNMA REMIC Series 2015-123, Class SP(b) (d) (-1x1M USD LIBOR + 6.250%)
410,533	3.762	09/20/45	69,040
GNMA REMIC Series 2015-129, Class IC
333,653	4.500	09/16/45	59,598
GNMA REMIC Series 2015-167, Class AS(b) (-1x1M LIBOR + 6.250%)
289,244	4.206	11/20/45	45,773
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M LIBOR + 6.200%)
194,847	4.156	11/20/45	35,470
GNMA REMIC Series 2015-57, Class AS(b) (-1x1M LIBOR + 5.600%)
1,346,701	3.556	04/20/45	193,661
GNMA REMIC Series 2016-1, Class ST(b) (-1x1M LIBOR + 6.200%)
371,634	4.156	01/20/46	58,036
GNMA REMIC Series 2016-138, Class GI
874,139	4.000	10/20/46	118,193
GNMA REMIC Series 2016-27, Class IA
498,368	4.000	06/20/45	52,370

			3,097,297

Sequential Fixed Rate – 0.2%
FNMA REMIC Series 2011-52, Class GB
414,147	5.000	06/25/41	456,177
FNMA REMIC Series 2011-99, Class DB
392,011	5.000	10/25/41	431,683
FNMA REMIC Series 2012-111, Class B
44,935	7.000	10/25/42	52,482
FNMA REMIC Series 2012-153, Class B
188,235	7.000	07/25/42	221,095

			1,161,437

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 2.5%
	Countrywide Alternative Loan Trust Series 2005-38, Class A1(12M MTA + 1.500%)
	$81,083	3.946%	09/25/35		$80,027
	Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 (1M USD LIBOR + 0.210%)
	255,547	2.254	03/20/46		236,687
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	29,257	4.178	04/20/35		28,437
	Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	857,593	1.561	08/20/56		1,053,338
	Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$347,375	4.489	08/19/36		326,909
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	1,026,177	1.618	11/15/49		1,257,269
	Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
	$557,012	3.446	01/25/46		507,264
	Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	370,210	1.561	08/20/56		453,867
	Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	3,256,340	1.561	08/20/56		3,997,457
	Sequoia Mortgage Trust Series 2004-10, Class A3A(6M USD LIBOR + 0.660%)
	$70,616	3.294	11/20/34		68,584
	Silverstone Master Issuer PLC Series 2019-1A, Class 1A(a) (3M USD LIBOR + 0.570%)
	1,050,000	2.848	01/21/70		1,051,115
	Station Place Securitization Trust Series 2015-2, Class AR(a) (1M USD LIBOR + 0.550%)
	1,400,000	2.586	05/15/21		1,400,000
	Towd Point Mortgage Funding Auburn 11 PLC Series 2017-A11X, Class A1 (3M GBP LIBOR + 0.850%)
GBP	2,386,580	1.611	05/20/45		2,936,291
	Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
	943,528	1.676	03/20/56		1,159,132
	Tower Bridge Funding No. 1 PLC, Class A (3M GBP LIBOR + 1.000%)
	655,456	1.776	03/20/56		806,484
	Warwick Finance Residential Mortgages No. One PLC Series 1, Class A (3M GBP LIBOR + 1.000%)
	1,512,075	1.765	09/21/49		1,862,877

					17,225,738

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$21,484,472

Federal Agencies – 25.1%
FHLMC – 0.0%
	$2,458	5.000%	01/01/33		$2,651
	389	5.000	06/01/33		427
	4,379	5.000	07/01/33		4,814
	5,430	5.000	08/01/33		5,969

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
	887	5.000	10/01/33		975
	2,761	5.000	11/01/33		3,035
	1,335	5.000	12/01/33		1,468
	4,121	5.000	02/01/34		4,533
	1,711	5.000	03/01/34		1,886
	2,751	5.000	04/01/34		3,031
	4,538	5.000	05/01/34		4,989
	64,452	5.000	06/01/34		70,871
	938	5.000	11/01/34		1,034
	18,051	5.000	04/01/35		19,844
	826	5.000	11/01/35		908
	7,548	5.000	02/01/37		8,358
	511	5.000	11/01/37		561
	25,991	5.000	01/01/40		28,636
	15,389	4.000	06/01/40		16,462
	137,836	4.000	02/01/41		147,446
	10,453	4.000	11/01/41		11,180

					339,078

GNMA – 11.0%
	532,129	4.000	11/20/44		564,341
	49,281	4.000	05/20/45		52,233
	1,232,467	4.000	07/20/45		1,306,302
	909,999	4.000	01/20/46		961,956
	533,275	4.500	02/20/48		561,520
	177,190	4.500	03/20/48		186,575
	716,740	4.500	04/20/48		756,078
	1,703,062	4.500	05/20/48		1,794,138
	2,325,029	4.500	08/20/48		2,444,462
	12,318,642	4.500	09/20/48		12,947,582
	1,501,191	5.000	09/20/48		1,593,036
	1,743,294	5.000	10/20/48		1,847,772
	2,441,003	5.000	11/20/48		2,570,535
	1,910,495	5.000	01/20/49		2,011,875
	937,664	5.000	02/20/49		986,315
	22,000,000	3.000	TBA-30yr	(i)	22,570,195
	1,000,000	3.500	TBA-30yr	(i)	1,035,493
	17,000,000	4.500	TBA-30yr	(i)	17,773,516
	3,000,000	5.000	TBA-30yr	(i)	3,171,328

					75,135,252

UMBS – 5.2%
	469,380	5.000	06/01/23		502,314
	89,672	5.000	01/01/24		95,965
	88,108	5.000	01/01/25		94,290
	311,954	4.500	07/01/36		336,952
	29,067	4.500	12/01/36		31,305
	32,591	4.500	05/01/38		35,290
	21,855	4.500	05/01/39		23,811
	13,893	4.500	06/01/39		15,136
	8,871	4.500	08/01/39		9,665
	14,614	4.500	09/01/39		15,847
	22,184	4.500	10/01/39		24,055
	8,202	4.500	03/01/40		8,894
	120,954	4.500	04/01/40		131,234
	9,324	4.500	12/01/40		10,117
	119,342	4.500	01/01/41		128,980

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$35,694	4.500%	04/01/41	$38,577
62,805	4.500	06/01/41	68,117
48,480	4.500	07/01/41	52,364
74,163	4.500	08/01/41	80,206
230,731	4.500	09/01/41	249,220
183,821	4.500	10/01/41	198,551
154,875	4.500	11/01/41	166,802
103,330	4.500	12/01/41	112,070
97,767	4.500	01/01/42	105,556
13,839	4.500	03/01/42	15,194
41,149	4.500	04/01/42	44,487
95,528	3.000	12/01/42	99,088
232,190	3.000	01/01/43	240,859
289,688	3.000	04/01/43	300,664
704,207	4.500	06/01/45	748,093
3,606,397	4.500	11/01/47	3,873,973
7,152,269	4.000	01/01/48	7,582,631
906,677	4.500	09/01/48	980,464
6,000,000	4.000	01/01/49	6,344,911
11,885,592	5.000	10/01/49	12,767,140

			35,532,822

UMBS, 30 Year, Single Family(i) – 8.9%
2,000,000	2.500	TBA-30yr	1,991,399
18,000,000	3.500	TBA-30yr	18,463,867
38,000,000	4.500	TBA-30yr	40,014,828

			60,470,094

TOTAL FEDERAL AGENCIES			$171,477,246

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $192,909,986)			$192,961,718

Agency Debenture – 0.4%
FHLMC
$1,800,000	6.750%	03/15/31	$2,679,156
(Cost $2,266,271)

Municipal Debt Obligation(b)(d) – 0.4%
New Hampshire – 0.4%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
$2,744,193	3.125%	10/25/37	$2,738,194
(Cost $2,721,716)

Shares	Dividend Rate	Value

Investment Company(j) – 6.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
46,043,669	2.032%	$46,043,669
(Cost $46,043,669)

TOTAL INVESTMENTS – 112.0%
(Cost $746,321,890)		$764,327,699

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.0)%		(81,996,839)

NET ASSETS – 100.0%		$682,330,860

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Actual maturity date is September 20, 2117.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Guaranteed by a foreign government until maturity.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2019.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $105,020,626 which represents approximately 15.4% of the Fund’s net assets as of September 30, 2019.

(j)	Represents an affiliated issuer.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLO	—Collateralized Loan Obligation
CPI	—Consumer Price Index
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMAC	—General Motors Acceptance Corporation
GNMA	—Government National Mortgage Association
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SHIBOR	—Shanghai Interbank Offered Rate
SHIBOR	—Shanghai Interbank Offered Rate
SHIBOR	—Shanghai Interbank Offered Rate
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	INR	300,449,375	USD	4,213,845	10/09/19	$29,968
	CNH	5,549,455	USD	776,009	11/20/19	169
	USD	1,705,809	COP	5,883,176,378	10/10/19	16,029
	USD	5,296,150	NZD	8,328,167	12/18/19	71,591
	SEK	17,106,519	EUR	1,588,986	12/18/19	4,674
	USD	695,413	ILS	2,412,747	10/29/19	226
	USD	5,278,586	AUD	7,737,491	12/18/19	42,999
	RUB	29,962,508	USD	460,780	10/15/19	291
	USD	9,310,348	CLP	6,727,262,836	10/01/19	84,020
	USD	929,189	TWD	28,808,375	10/03/19	883
	USD	1,586,255	CNH	11,304,909	12/18/19	6,188
	ZAR	14,143,185	USD	920,567	12/18/19	3,724
	USD	444,124	INR	31,395,126	10/09/19	671
	USD	8,965,502	EUR	8,101,222	12/18/19	80,860
	TRY	14,993,311	USD	2,544,933	12/18/19	42,937
	EUR	420,558	NOK	4,183,084	12/18/19	841

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	USD	11,266,973	KRW	13,430,415,344	11/25/19	$49,487
	MXN	33,380,003	USD	1,669,251	12/18/19	1,014
	IDR	27,293,531,783	USD	1,905,970	10/09/19	18,414
	AUD	680,646	SEK	4,498,322	12/18/19	1,085
	COP	1,649,900,488	USD	472,071	11/08/19	1,176
	USD	4,174,586	JPY	446,917,884	12/18/19	16,763
	USD	1,817,140	CLP	1,313,235,808	10/25/19	15,165
	USD	3,786,108	COP	13,057,919,375	11/08/19	40,653
	USD	3,367,756	CHF	3,310,733	12/18/19	26,827
	USD	5,932,719	CAD	7,840,018	12/18/19	7,102
	USD	1,290,815	BRL	5,281,237	10/02/19	19,923
	EUR	585,728	HUF	194,823,225	12/18/19	5,085
	USD	3,322,208	MXN	65,770,998	12/18/19	31,167
	CHF	2,006,962	EUR	1,845,170	12/18/19	1,661
	USD	2,762,235	ZAR	41,550,274	12/18/19	46,825
	JPY	75,184,650	AUD	1,030,944	12/18/19	1,877
	BRL	1,922,415	USD	460,646	10/02/19	1,969
	USD	462,133	IDR	6,525,955,241	10/09/19	2,007
	BRL	21,188,274	USD	5,061,697	11/04/19	25,031
	JPY	49,592,232	NZD	731,686	12/18/19	2,359
	EUR	840,366	AUD	1,358,372	12/18/19	2,488
	JPY	98,952,482	USD	918,093	12/18/19	2,494
	EUR	1,680,702	CHF	1,824,005	12/18/19	2,592
	USD	2,644,545	CNH	18,814,733	11/20/19	13,010
	EUR	419,126	PLN	1,827,280	12/18/19	3,453
	USD	106,134,601	EUR	96,116,593	11/27/19	925,865
	USD	461,270	PEN	1,544,792	11/06/19	3,582
	USD	1,382,698	RUB	88,654,860	10/15/19	18,454
	USD	919,660	SGD	1,263,379	12/18/19	4,737
	TWD	28,808,374	USD	922,850	10/03/19	5,456
	USD	431,486	AUD	628,166	11/13/19	6,866
	USD	463,864	NOK	4,145,922	12/18/19	7,567
	USD	1,955,967	HUF	580,639,156	12/18/19	56,643
	USD	459,327	PLN	1,806,842	12/18/19	8,225
	USD	617,003	DKK	4,144,174	11/20/19	9,553
	USD	727,832	RON	3,127,856	12/18/19	10,101
	PEN	6,605,180	USD	1,945,504	11/06/19	11,465
	TRY	2,715,470	EUR	415,772	12/18/19	12,716
	USD	1,939,315	TWD	59,635,873	10/30/19	13,714
	EUR	4,751,779	SEK	50,804,116	12/18/19	21,975
	NOK	79,950,786	EUR	7,998,058	12/18/19	27,817
	USD	1,427,995	MXN	27,411,933	10/07/19	40,576
	USD	15,361,644	CAD	20,246,094	11/20/19	67,876
	USD	2,593,083	SEK	24,155,095	10/07/19	138,185
	USD	37,220,128	GBP	30,079,374	12/04/19	140,786
	USD	120,008,984	JPY	12,674,400,861	11/14/19	2,433,831

TOTAL						$4,691,688

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	673,487	CAD	612,257	12/18/19	$(7,038)
	AUD	628,166	USD	432,487	11/13/19	(7,866)
	AUD	8,018,604	USD	5,487,561	12/18/19	(61,757)
	BRL	28,400,032	USD	6,878,480	10/02/19	(44,215)
	CAD	1,217,701	USD	923,524	12/18/19	(3,166)
	CHF	3,460,475	EUR	3,193,720	12/18/19	(10,529)
	CHF	4,434,838	USD	4,519,484	12/18/19	(44,198)
	CLP	6,727,262,836	USD	9,355,583	10/01/19	(129,256)
	CLP	354,697,074	USD	491,529	10/25/19	(4,826)
	COP	5,883,176,377	USD	1,746,854	10/10/19	(57,075)
	COP	11,290,121,432	USD	3,286,373	11/08/19	(47,981)
	CZK	38,516,105	USD	1,648,263	12/18/19	(18,025)
	EUR	415,964	AUD	678,716	12/18/19	(3,065)
	EUR	839,685	CAD	1,232,270	12/18/19	(10,485)
	EUR	2,349,313	CHF	2,565,533	12/18/19	(12,431)
	EUR	842,405	CZK	21,850,790	12/18/19	(990)
	EUR	421,254	HUF	141,282,474	12/18/19	(157)
	EUR	856,702	ILS	3,329,505	12/18/19	(22,371)
	EUR	2,500,124	JPY	299,051,957	12/18/19	(40,282)
	EUR	416,743	SEK	4,487,273	12/18/19	(1,302)
	EUR	6,076,063	USD	6,747,200	12/18/19	(83,556)
	GBP	907,169	USD	1,123,407	12/18/19	(4,308)
	HUF	140,701,396	EUR	420,393	12/18/19	(800)
	HUF	140,122,696	PLN	1,842,823	12/18/19	(1,730)
	HUF	139,794,067	USD	462,055	12/18/19	(4,775)
	IDR	3,878,996,076	USD	277,249	10/09/19	(3,753)
	JPY	176,663,000	USD	1,639,522	11/14/19	(693)
	JPY	753,467,821	USD	7,075,595	12/18/19	(65,838)
	KRW	2,956,483,318	USD	2,477,405	11/25/19	(8,061)
	MXN	26,617,969	USD	1,345,995	12/18/19	(14,088)
	NOK	14,198,337	CAD	2,090,447	12/18/19	(17,337)
	NOK	4,112,256	EUR	413,588	12/18/19	(993)
	NOK	8,264,266	USD	923,581	12/18/19	(14,023)
	NZD	730,081	EUR	418,688	12/18/19	(1,171)
	NZD	2,591,770	USD	1,668,758	12/18/19	(42,847)
	PEN	2,422,995	USD	722,481	11/06/19	(4,601)
	PLN	20,777,962	EUR	4,764,093	12/18/19	(37,312)
	PLN	15,536,922	USD	3,959,763	12/18/19	(80,769)
	RON	2,011,186	EUR	420,928	12/18/19	(139)
	RUB	371,749,974	USD	5,782,372	10/15/19	(61,786)
	SEK	39,438,934	EUR	3,696,333	12/18/19	(25,345)
	SEK	14,522,815	USD	1,498,047	12/18/19	(14,632)
	TWD	14,521,257	USD	469,291	10/30/19	(409)
	USD	1,974,523	AUD	2,927,995	11/13/19	(4,709)
	USD	5,994,954	BRL	25,041,211	10/02/19	(31,035)
	USD	1,847,668	CAD	2,448,991	12/18/19	(3,320)
	USD	3,390,625	IDR	48,617,283,394	10/09/19	(37,231)
	USD	2,721,615	ILS	9,548,556	12/18/19	(37,039)
	USD	3,748,836	INR	269,054,248	10/09/19	(51,524)
	USD	460,823	INR	32,936,155	11/25/19	(2,199)
	USD	219,755	INR	15,669,598	12/03/19	(310)
	USD	919,325	MXN	18,446,347	12/18/19	(3,692)

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	USD	460,698	NZD	734,388	12/18/19	$(10)
	USD	1,551,803	SGD	2,151,540	11/13/19	(5,663)
	USD	2,276,357	SGD	3,146,108	12/18/19	(2,014)
	USD	13,297,611	THB	407,043,925	12/18/19	(31,703)
	USD	865,433	TRY	5,041,698	12/18/19	(4,772)
	USD	923,735	TWD	28,615,384	10/30/19	(236)
	ZAR	6,828,032	EUR	420,000	12/18/19	(14,387)
	ZAR	47,081,424	USD	3,143,251	12/18/19	(66,369)

TOTAL						$(1,312,194)

FORWARD SALES CONTRACTS — At September 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA	4.000%	TBA-30yr	10/10/19	$(6,000,000)	$(6,225,883)
FNMA	5.000	TBA-30yr	11/13/19	(1,000,000)	(1,071,641)
GNMA	4.000	TBA-30yr	11/20/19	(1,000,000)	(1,039,565)
GNMA	4.000	TBA-30yr	10/21/19	(1,000,000)	(1,039,839)
GNMA	5.000	TBA-30yr	10/21/19	(1,000,000)	(1,054,141)

TOTAL (Proceeds Receivable: $10,419,258)					$(10,431,069)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3 Year Government Bonds	111	12/16/19	$8,667,497	$12,364
Australian 10 Year Government Bonds	64	12/16/19	6,365,019	22,470
Eurodollars	1	03/16/20	245,825	402
Eurodollars	13	06/15/20	3,199,463	5,971
French 10 Year Government Bonds	55	12/06/19	10,209,619	9,040
Italian 10 Year Government Bonds	23	12/06/19	2,825,010	3,976
Ultra Long U.S. Treasury Bonds	175	12/19/19	33,583,594	(984,714)
30 Day Federal Funds	58	11/29/19	23,744,441	1,541
2 Year German Euro-Schatz	145	12/06/19	17,752,947	(59,484)
10 Year German Euro-Bund	69	12/06/19	13,104,745	(168,566)
10 Year U.S. Treasury Notes	480	12/19/19	62,550,000	(295,588)
20 Year U.S. Treasury Bonds	61	12/19/19	9,901,062	(254,681)

Total				$(1,707,269)

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts: (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Canada 10 Year Government Bonds	(29)	12/18/19	$(3,121,410)	$41,524
Eurodollars	(7)	12/16/19	(1,715,700)	(11,479)
Euro Buxl 30 Year Bonds	(6)	12/06/19	(1,422,385)	(17,405)
Ultra 10 Year U.S. Treasury Notes	(203)	12/19/19	(28,908,469)	517,743
5 Year German Euro-Bobl	(31)	12/06/19	(4,583,404)	32,053
2 Year U.S. Treasury Notes	(12)	12/31/19	(2,586,000)	73
5 Year U.S. Treasury Notes	(123)	12/31/19	(14,655,258)	11,189
10 Year U.K. Long Gilt	(34)	12/27/19	(5,611,861)	(2,549)

Total				$571,149

TOTAL FUTURES CONTRACTS				$(1,136,120)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

3M KLIBOR(a)	3.565%	JPMorgan Securities, Inc.	03/14/24	MYR 10,040	$39,091

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contract(s) is equal to their market value.
(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.727%(a)	6M GBP	11/07/19	GBP	59,290		$(4,929)	$126	$(5,055)
8.360(b)	Mexico IB TIIE 28D	03/18/20	MXN	40,100		(7,551)	(55,359)	47,808
6.500(c)	3M JIBAR	12/18/20	ZAR	69,050	(f)	4,042	(2,859)	6,901
(0.045) (a)	3M STIBOR(c)	03/18/21	SEK	356,160	(f)	(12,874)	1,260	(14,134)
7.950(c)	Mexico IB TIIE 28D	06/16/21	MXN	56,125		(56,030)	(593)	(55,437)
3M LIBOR(d)	1.287%	09/15/21		$20,050	(f)	(1,939)	2,330	(4,269)
3M KWCDC(c)	1.250	12/18/21	KR	W 19,495,890		9,106	50,462	(41,356)
6M CDOR(e)	2.250	12/18/21	CAD	42,580	(f)	268,162	228,127	40,036
1.500(c)	3M LIBOR(e)	12/18/21		$32,450	(f)	37,006	(44,286)	81,292
1.750(c)	3M LIBOR(e)	12/18/21		4,160	(f)	(15,684)	(20,032)	4,349
1M BID Avg(b)	6.660	01/02/23	BRL	9,425		42,268	24,318	17,950
1M BID Avg(b)	6.849	01/02/23		4,000		22,965	—	22,965
3M GBP(d)	1.100	08/01/23	GBP	3,080		105,832	69,719	36,113
0.000(c)	3M LIBOR	07/25/24		$28,200		5,288	452	4,835
6M AUDOR(e)	1.250	12/18/24	AUD	7,290	(f)	79,283	80,539	(1,256)
6M CDOR(e)	2.250	12/18/24	CAD	19,050	(f)	369,034	352,035	16,999
3 month SHIBOR(c)	3.000	12/18/24	CNY	90,770		36,815	54,514	(17,700)
1.500 (c)	3M LIBOR(e)	12/18/24		$12,580	(f)	(12,888)	(71,766)	58,878
0.050(c)	3M STIBOR(d)	12/18/24	SEK	59,800	(f)	(22,747)	(12,086)	(10,661)
0.250(e)	6M EURO(d)	12/18/24	EUR	6,170	(f)	(222,557)	(237,829)	15,272
1.860(e)	6M WIBOR(d)	12/18/24	PLN	19,290	(f)	(49,603)	(37,089)	(12,514)
6M EURO(e)	0.080(d)	01/15/25	EUR	4,960		138,921	30,426	108,495

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.971%(d)	3M LIBOR	06/30/26		$4,990	(f)	$85,281	$30,215	$55,066
6M EURO(e)	0.500%(d)	12/18/26	EUR	7,920	(f)	497,595	508,771	(11,176)
6M AUDOR(e)	1.250	12/18/26	AUD	5,580	(f)	56,776	29,128	27,648
1.500(e)	6M GBP	12/18/26	GBP	4,050	(f)	(309,067)	(233,891)	(75,176)
6M JYOR(e)	0.500	03/22/28	JPY	878,060	(f)	213,750	(4,606)	218,356
6M CDOR(e)	2.750	06/21/28	CAD	8,010	(f)	291,457	(52,196)	343,652
1.500(e)	6M EURO(d)	06/21/28	EUR	5,050	(f)	(444,125)	(59,157)	(384,969)
0.300(e)	6M EURO(d)	08/03/28		6,710	(f)	(131,007)	(73,836)	(57,171)
6M CHFOR(e)	1.050(d)	08/07/28	CHF	7,870	(f)	539,814	156,260	383,554
6M EURO(e)	1.200(d)	02/12/29	EUR	9,420	(f)	625,930	106,025	519,904
3M LIBOR(c)	2.800(e)	02/12/29		$9,840	(f)	538,874	75,343	463,531
1.500(e)	6M GBP	02/12/29	GBP	14,290	(f)	(719,021)	(302,408)	(416,613)
3M LIBOR (e)	1.295(e)	05/15/29		$7,660	(f)	(166,166)	(263,466)	97,300
6M CDOR(e)	3.000(d)	06/19/29	CAD	11,790	(f)	500,752	445,854	54,898
1.500(e)	6M EURO(d)	06/19/29	EUR	8,920	(f)	(721,406)	(1,003,483)	282,077
1.750(e)	6M GBP	06/19/29	GBP	1,700	(f)	(109,284)	(109,284)	—
3M LIBOR(c)	2.013(e)	08/02/29		$25,110	(f)	717,651	216,219	501,433
0.900(e)	6M GBP	09/13/29	GBP	5,000	(f)	(64,615)	9,523	(74,137)
6M EURO(e)	0.275(d)	09/17/29	EUR	6,680	(f)	67,178	(6,583)	73,762
6M CHFOR(e)	(0.500) (d)	12/18/29	CHF	1,140	(f)	(13,774)	(9,166)	(4,608)
3M KWCDC(c)	1.250	12/18/29	KRW	2,162,060		5,845	5,169	676
6M AUDOR(e)	1.250	12/18/29	AUD	28,510	(f)	119,862	(13,213)	133,074
3M LIBOR(c)	1.500(e)	12/18/29		$510	(f)	(2,953)	1,284	(4,238)
6M CDOR(e)	2.500	12/18/29	CAD	3,410	(f)	179,237	161,098	18,138
0.400(c)	3M STIBOR(d)	12/18/29	SEK	55,740	(f)	(73,413)	17,230	(90,643)
0.750(e)	6M EURO(d)	12/18/29	EUR	4,430	(f)	(438,238)	(427,127)	(11,111)
1.500(e)	6M GBP	12/18/29	GBP	1,380	(f)	(142,900)	(105,605)	(37,295)
1.750(e)	6M NIBOR(d)	12/18/29	NOK	75,730	(f)	(44,886)	(30,503)	(14,383)
6M NIBOR(e)	2.000(d)	03/19/30		21,300	(f)	30,726	15,805	14,921
1.750(c)	3M NZDOR(e)	03/19/30	NZD	3,710	(f)	(20,190)	(1,435)	(18,755)
6M EURO(e)	0.002(d)	09/16/30	EUR	3,660	(f)	28,718	17,818	10,901
1.750(e)	6M GBP	12/18/34	GBP	1,330	(f)	(252,175)	(200,993)	(51,182)
6M JYOR(e)	1.250	06/14/38	JPY	458,230	(f)	364,186	352,278	11,907
3M LIBOR(c)	3.000(e)	06/20/39		$1,150	(f)	107,934	107,490	444
1.750(e)	6M EURO(d)	06/20/39	EUR	920	(f)	(123,472)	(129,936)	6,464
1.750(e)	6M GBP	06/20/39	GBP	2,190	(f)	(245,756)	(285,931)	40,175
6M EURO(e)	0.250(d)	12/18/39	EUR	1,250	(f)	14,149	(10,979)	25,129
6M GBP(e)	1.750	12/18/39	GBP	520	(f)	127,880	101,332	26,548
1.485(c)	3M LIBOR(d)	05/15/45		$8,650	(f)	402,211	700,657	(298,446)
6M JYOR(e)	1.000	06/15/49	JPY	683,230	(f)	286,198	292,384	(6,185)
3M LIBOR(c)	2.750(e)	06/15/49		$1,260	(f)	85,285	85,840	(554)
1.500(e)	6M EURO(d)	06/15/49	EUR	2,210	(f)	(282,488)	(309,974)	27,486
1.750(e)	6M GBP	06/15/49	GBP	1,440	(f)	(165,046)	(171,875)	6,828
6M GBP(e)	1.750	12/18/49		520	(f)	187,458	146,499	40,960
2.230(b)	3M LIBOR(e)	08/02/52		$6,630	(f)	(769,086)	(201,440)	(567,646)

TOTAL						$1,547,599	$(12,456)	$1,560,055

(a)	Payments made at termination date.
(b)	Payments made monthly.
(c)	Payments made quarterly.
(d)	Payments made annually.
(e)	Payments made semi-annually.
(f)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2019 (b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)%	0.172%	Barclays Bank PLC	12/20/21	$460	$(8,536)	$(814)	$(7,722)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.089	Citibank NA	12/20/20	13,280	(152,118)	24,591	(176,709)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.126	Deutsche Bank AG (London)	06/20/21	100	(1,530)	(8)	(1,522)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.25	JPMorgan Securities, Inc.	12/20/22	9,110	(219,083)	(134,464)	(84,619)

TOTAL						$(381,267)	$(110,695)	$(270,572)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019 (b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
iTraxx Europe Series 31(a)	(1.000)%	0.478%	06/20/24	EUR	32,700	$(896,019)	$(1,066,987)	$170,968
Protection Sold:
CDX.NA.IG Index 32(a)	1.000	0.528	06/20/24		$45,580	984,362	775,085	209,277
CDX.NA.IG Index 33(a)	1.000	0.600	12/20/24		53,650	1,078,000	1,071,831	6,169
iTraxx Europe Series 32(a)	1.000	0.986	12/20/29	EUR	7,950	14,189	36,108	(21,919)
Kingdom of Saudi Arabia, 2.375%, 10/26/21(a)	1.000	0.690	06/20/24		$1,130	16,251	5,097	11,154
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.830	06/20/24		2,950	23,636	(10,319)	33,955
Republic of Indonesia, 5.875%, 03/13/20(a)	1.000	0.818	06/20/24		110	937	(236)	1,173
Republic of Peru, 8.750%, 11/21/33(a)	1.000	0.489	06/20/24		20	473	464	9
Russian Federation, 7.500%, 03/31/30(a)	1.000	0.859	12/20/24		580	4,249	(4,606)	8,855
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21(a)	1.000	0.627	06/20/24	EUR	1,200	23,675	23,779	(104)
United Mexican States, 4.150%, 03/28/27(a)	1.000	1.047	06/20/24		$320	(584)	(4,475)	3,891

TOTAL						$1,249,169	$825,741	$423,428

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	1.300%	03/11/2020	4,100,000	$4,100,000	$37,337	$38,437	$(1,100)
3M IRS	Citibank NA	1.580	11/12/2019	1,300,000	1,300,000	14,036	17,940	(3,904)
3M IRS	Deutsche Bank AG (London)	1.420	11/15/2019	2,960,000	2,960,000	15,912	42,624	(26,712)
3M IRS	JPMorgan Securities, Inc.	1.585	11/12/2019	1,370,000	1,370,000	14,943	27,400	(12,457)
1Y IRS	UBS AG (London)	1.270	08/27/2020	4,200,000	4,200,000	60,454	84,706	(24,252)
2M IRS	UBS AG (London)	1.580	11/12/2019	2,220,000	2,220,000	23,969	35,742	(11,773)
3M IRS	UBS AG (London)	1.420	11/15/2019	1,220,000	1,220,000	6,044	20,008	(13,964)
3M IRS	UBS AG (London)	1.585	11/12/2019	2,810,000	2,810,000	30,926	47,431	(16,505)
				20,180,000	$20,180,000	$203,621	$314,288	$(110,667)
Puts
3M IRS	JPMorgan Securities, Inc.	1.580	11/19/2019	4,300,000	4,300,000	43,386	44,720	(1,334)
3M IRS	JPMorgan Securities, Inc.	2.080	11/19/2019	4,300,000	4,300,000	2,578	5,160	(2,582)
				8,600,000	$8,600,000	$45,964	$49,880	$(3,916)

Total purchased option contracts				28,780,000	$28,780,000	$249,585	$364,168	$(114,583)
Written option contracts
Calls
1Y IRS	Barclays Bank PLC	0.600	08/21/2020	(19,080,000)	$(19,080,000)	$(44,525)	$(95,097)	$50,572
6M IRS	Barclays Bank PLC	0.280	03/11/2020	(5,030,000)	(5,030,000)	(36,534)	(35,886)	(648)
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(6,850,000)	(6,850,000)	(197,356)	(181,231)	(16,125)
1Y IRS	BofA Securities LLC	0.600	08/21/2020	(1,950,000)	(1,950,000)	(4,551)	(11,229)	6,678
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(2,820,000)	(2,820,000)	(81,247)	(60,570)	(20,677)
3M IRS	Deutsche Bank AG (London)	0.250	11/15/2019	(3,600,000)	(3,600,000)	(12,866)	(40,007)	27,141
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(4,190,000)	(4,190,000)	(120,718)	(88,853)	(31,865)
1Y IRS	JPMorgan Securities, Inc.	0.600	08/21/2020	(4,800,000)	(4,800,000)	(11,201)	(25,540)	14,339
2M IRS	JPMorgan Securities, Inc.	0.680	11/12/2019	(2,000,000)	(2,000,000)	(28,084)	(26,668)	(1,416)
3M IRS	JPMorgan Securities, Inc.	0.090	11/12/2019	(1,670,000)	(1,670,000)	(17,957)	(29,569)	11,612
3M IRS	JPMorgan Securities, Inc.	0.680	11/12/2019	(1,170,000)	(1,170,000)	(16,430)	(18,448)	2,018
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,780,000)	(2,780,000)	(80,096)	(79,345)	(751)
1Y IRS	UBS AG (London)	0.256	08/27/2020	(5,070,000)	(5,070,000)	(60,043)	(81,676)	21,633
3M IRS	UBS AG (London)	0.090	11/12/2019	(3,410,000)	(3,410,000)	(36,832)	(46,868)	10,036
3M IRS	UBS AG (London)	0.250	11/15/2019	(1,480,000)	(1,480,000)	(5,290)	(27,250)	21,960
				(65,900,000)	$(65,900,000)	$(753,730)	$(848,237)	$94,507

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Puts
1Y IRS	BofA Securities LLC	0.065%	09/14/2020	(6,850,000)	$(6,850,000)	$(96,157)	$(117,303)	$21,146
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(2,820,000)	(2,820,000)	(39,585)	(60,570)	20,985
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(4,190,000)	(4,190,000)	(58,816)	(88,853)	30,037
3M IRS	JPMorgan Securities, Inc.	1.830	11/19/2019	(8,600,000)	(8,600,000)	(23,104)	(30,960)	7,856
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,780,000)	(2,780,000)	(39,024)	(43,313)	4,289

				(25,240,000)	$(25,240,000)	$(256,686)	$(340,999)	$84,313

Total written option contracts				(91,140,000)	$(91,140,000)	$(1,010,416)	$(1,189,236)	$178,820

TOTAL				(62,360,000)	$(62,360,000)	$(760,831)	$(825,068)	$64,237

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
3M IRS	—3 Months Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.IG Index 32	—CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	—CDX North America Investment Grade Index 33
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 2.0%
Automotive(b) – 0.0%
Adient US LLC (3M LIBOR + 4.250%)
$344,138	6.889%	05/06/24	$338,029

Building Materials(b) – 0.2%
CPG International, Inc. (3M LIBOR + 3.750%)
2,729,007	5.933	05/05/24	2,715,362

Chemicals(b) – 0.3%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,334,150	5.300	05/15/24	2,316,644
Starfruit Finco B.V. (1M LIBOR + 3.250%)
1,741,250	5.292	10/01/25	1,702,942

			4,019,586

Food & Drug Retailing(c) – 0.0%
B&G Foods, Inc.
550,000	0.000	09/17/26	552,409

Health Care – Services(b) – 0.3%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,977,046	4.854	06/07/23	1,880,250
Sotera Health Holdings LLC (1M LIBOR + 3.000%)
1,984,733	5.044	05/15/22	1,959,924

			3,840,174

Media – Broadcasting & Radio(b) – 0.1%
Getty Images, Inc. (1M LIBOR + 4.500%)
942,875	6.563	02/19/26	938,557

Media – Cable(b) – 0.1%
CSC Holdings LLC (1M LIBOR + 2.250%)
1,989,822	4.278	07/17/25	1,986,618

Real Estate Investment Trust(b) – 0.1%
Brookfield Property REIT, Inc. (1M LIBOR + 2.250%)
2,050,000	4.294	08/28/23	2,019,250

Services Cyclical – Business Services(b) – 0.2%
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 5.000%)
3,650,000	7.104	05/29/26	3,290,220

Services Cyclical – Consumer Services(b) – 0.2%
Asurion LLC (1M LIBOR + 6.500%)
2,715,636	5.044	08/04/22	2,725,330

Technology – Software/Services(b) – 0.5%
Infor (US), Inc. (3M LIBOR + 2.750%)
2,018,054	4.854	02/01/22	2,019,628
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
925,000	5.794	05/04/26	929,625
Vertafore, Inc. (1M LIBOR + 3.250%)
3,920,375	5.294	07/02/25	3,804,254

			6,753,507

TOTAL BANK LOANS
(Cost $29,444,763)			$29,179,042

Corporate Obligations – 29.0%
Advertising(d)(e) – 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$665,000	5.000%	08/15/27	$698,250

Aerospace & Defense(e) – 0.3%
Bombardier, Inc.(d)
3,241,000	7.500	12/01/24	3,261,256
TransDigm, Inc.
1,150,000	6.500	05/15/25	1,197,438

			4,458,694

Automotive(d)(e) – 0.1%
Adient US LLC
1,105,000	7.000	05/15/26	1,156,106

Banks – 4.1%
Banco do Brasil SA(b)(e)(10 Year CMT + 6.362%)
630,000	9.000	06/29/49	704,261
Bank of America Corp.(b)(e)
(3M USD LIBOR + 0.930%)
6,100,000	2.816	07/21/23	6,186,193
(3M USD LIBOR + 0.970%)
7,125,000	3.458	03/15/25	7,432,059
BNP Paribas SA(d)
5,700,000	3.375	01/09/25	5,889,183
Branch Banking & Trust Co.(b)(e)(5 Year CMT + 1.150%)
4,025,000	2.636	09/17/29	3,994,813
CIT Bank NA(b)(e)(SOFR + 1.715%)
1,850,000	2.969	09/27/25	1,852,035
Citigroup, Inc.(e)
6,250,000	3.200	10/21/26	6,456,750
ING Groep NV(d)
4,000,000	4.625	01/06/26	4,424,640
JPMorgan Chase & Co.(b)(e)(SOFR + 1.160%)
7,525,000	2.301	10/15/25	7,495,652
Morgan Stanley, Inc.(b)(e)(SOFR + 1.152%)
7,225,000	2.720	07/22/25	7,289,360
QNB Finance Ltd.
230,000	3.500	03/28/24	237,834
Royal Bank of Scotland Group PLC(b)(e) (3M USD LIBOR + 1.762%)
1,975,000	4.269	03/22/25	2,067,233
UBS Group Funding Switzerland AG(d)
5,050,000	4.125	09/24/25	5,440,113

			59,470,126

Beverages(e) – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3,225,000	4.900	02/01/46	3,842,362
Constellation Brands, Inc.
2,325,000	4.400	11/15/25	2,570,148
Keurig Dr Pepper, Inc.
5,650,000	4.057	05/25/23	5,976,231
3,475,000	4.417	05/25/25	3,799,982

			16,188,723

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(d)(e) – 0.1%
Cornerstone Building Brands, Inc.
$1,760,000	8.000%		04/15/26	$1,731,400

Chemicals – 1.4%
CNAC HK Finbridge Co. Ltd.
2,560,000	3.125		06/19/22	2,565,573
1,020,000	4.625		03/14/23	1,070,044
370,000	3.375		06/19/24	373,147
DuPont de Nemours, Inc.(e)
3,425,000	4.493		11/15/25	3,780,542
PQ Corp.(d)(e)
2,705,000	6.750		11/15/22	2,799,675
Sasol Financing International Ltd.
4,008,000	4.500		11/14/22	4,103,190
SASOL Financing USA LLC(e)
2,580,000	5.875		03/27/24	2,780,756
Starfruit Finco B.V./Starfruit US Holdco LLC(d)(e)
2,300,000	8.000		10/01/26	2,294,250

				19,767,177

Commercial Services(d)(e) – 0.4%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC
800,000	7.125		07/31/26	822,250
Herc Holdings, Inc.
2,330,000	5.500		07/15/27	2,411,550
The Hertz Corp.
1,750,000	7.625		06/01/22	1,822,187
The Nielsen Co. Luxembourg S.a.r.l.
490,000	5.000		02/01/25	483,263

				5,539,250

Computers(e) – 0.7%
Dell International LLC/EMC Corp.(d)
5,625,000	6.020		06/15/26	6,329,812
Hewlett Packard Enterprise Co.
3,725,000	4.900		10/15/25	4,135,421

				10,465,233

Distribution & Wholesale(d)(e) – 0.3%
Core & Main Holdings LP(f) (PIK 9.375%, Cash 8.625%)
1,900,000	8.625		09/15/24	1,923,750
Performance Food Group, Inc.
1,900,000	5.500		10/15/27	1,999,750

				3,923,500

Diversified Financial Services – 1.3%
Air Lease Corp.
2,425,000	2.250		01/15/23	2,414,633
Allied Universal Holdco. LLC/Allied Universal Finance Corp.(d)(e)
1,500,000	6.625		07/15/26	1,580,625
1,485,000	9.750		07/15/27	1,544,400
Global Aircraft Leasing Co. Ltd.(d)(e)(f)(PIK 7.250%, Cash 6.500%)
3,175,000	6.500		09/15/24	3,206,750
Huarong Finance 2017 Co. Ltd.
250,000	4.250		11/07/27	259,922
Huarong Finance 2019 Co. Ltd.
1,260,000	3.750		05/29/24	1,289,531

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Huarong Finance II Co. Ltd.
2,090,000	5.500		01/16/25	2,286,591
220,000	5.000		11/19/25	236,981
450,000	4.625		06/03/26	476,156
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(d)(e)
1,475,000	4.750		09/15/24	1,473,157
Navient Corp.
2,050,000	8.000		03/25/20	2,091,000
2,100,000	5.875		03/25/21	2,168,250

				19,027,996

Electrical(e) – 0.2%
Calpine Corp.
2,175,000	5.750		01/15/25	2,229,375
Talen Energy Supply LLC(d)
1,125,000	6.625		01/15/28	1,105,312

				3,334,687

Engineering & Construction(e) – 0.4%
Mexico City Airport Trust
200,000	4.250		10/31/26	201,250
320,000	4.250	(d)	10/31/26	322,000
310,000	3.875	(d)	04/30/28	303,994
468,000	5.500		10/31/46	464,344
690,000	5.500	(d)	10/31/46	684,609
2,985,000	5.500		07/31/47	2,964,105
520,000	5.500	(d)	07/31/47	516,360

				5,456,662

Entertainment(e) – 0.4%
AMC Entertainment Holdings, Inc.
2,450,000	5.875		11/15/26	2,211,125
Scientific Games International, Inc.
1,473,000	10.000		12/01/22	1,530,079
1,400,000	8.250	(d)	03/15/26	1,487,500

				5,228,704

Environmental(d)(e) – 0.2%
GFL Environmental, Inc.
1,550,000	8.500		05/01/27	1,718,562
Stericycle, Inc.
1,000,000	5.375		07/15/24	1,027,120

				2,745,682

Food & Drug Retailing(e) – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
870,000	5.875		02/15/28	920,025
B&G Foods, Inc.
1,455,000	5.250		04/01/25	1,487,737
Post Holdings, Inc.(d)
775,000	5.500		12/15/29	806,969

				3,214,731

Forest Products&Paper(d)(e) – 0.1%
Mercer International, Inc.
1,000,000	7.375		01/15/25	1,032,500

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(e) – 2.2%
	Acadia Healthcare Co., Inc.
	$100,000	6.125%		03/15/21	$100,125
	800,000	5.125		07/01/22	807,000
	Alcon Finance Corp.(d)
	5,575,000	3.000		09/23/29	5,642,959
	Becton Dickinson & Co.
	16,825,000	2.894		06/06/22	17,081,076
	3,475,000	3.363		06/06/24	3,620,464
	CHS/Community Health Systems, Inc.(d)
	1,935,000	8.000		03/15/26	1,930,163
	Encompass Health Corp.
	1,100,000	4.500		02/01/28	1,112,375
	Envision Healthcare Corp.(d)
	1,175,000	8.750		10/15/26	716,750
	Polaris Intermediate Corp.(d) (f)(PIK 9.250%, Cash 8.500%)
	550,000	8.500		12/01/22	466,125

					31,477,037

Insurance(e) – 0.7%
	Acrisure LLC/Acrisure Finance, Inc.(d)
	2,475,000	7.000		11/15/25	2,307,938
	Arch Capital Finance LLC
	2,253,000	4.011		12/15/26	2,460,974
	GTCR AP Finance, Inc.(d)
	700,000	8.000		05/15/27	719,250
	HUB International Ltd.(d)
	2,160,000	7.000		05/01/26	2,216,700
	USI, Inc.(d)
	2,250,000	6.875		05/01/25	2,283,750

					9,988,612

Internet – 0.4%
	Netflix, Inc.
	3,350,000	5.500		02/15/22	3,542,625
	Uber Technologies, Inc.(d)(e)
	2,150,000	7.500		11/01/23	2,163,437

					5,706,062

Media(e) – 1.8%
	Altice Financing SA(d)
	2,535,000	6.625		02/15/23	2,601,544
	Altice Luxembourg SA(d)
	1,450,000	10.500		05/15/27	1,631,250
	Charter Communications Operating LLC/Charter Communications Operating Capital
	5,950,000	4.464		07/23/22	6,263,148
	3,325,000	4.908		07/23/25	3,650,617
	CSC Holdings LLC(d)
	2,300,000	5.750		01/15/30	2,403,500
	Cumulus Media New Holdings, Inc.(d)
	665,000	6.750		07/01/26	695,756
	Diamond Sports Group LLC/Diamond Sports Finance Co.(d)
	875,000	5.375		08/15/26	907,813
	1,770,000	6.625		08/15/27	1,834,163
	Entercom Media Corp.(d)
	2,175,000	7.250		11/01/24	2,251,125

Corporate Obligations – (continued)
Media(e) – (continued)
	iHeartCommunications, Inc.(d)
	1,300,000	5.250		08/15/27	1,352,000
	Nexstar Escrow, Inc.(d)
	1,350,000	5.625		07/15/27	1,414,125
	Sirius XM Radio, Inc.(d)
	1,310,000	4.625		07/15/24	1,355,850

					26,360,891

Mining(e) – 0.5%
	First Quantum Minerals Ltd.(d)
	4,350,000	7.250		04/01/23	4,281,352
	Freeport-McMoRan, Inc.
	2,582,000	3.550		03/01/22	2,594,910

					6,876,262

Oil Field Services – 1.8%
	Antero Resources Corp.(e)
	4,400,000	5.375		11/01/21	4,246,000
	Gazprom OAO Via Gaz Capital SA(d)
	4,280,000	5.150		02/11/26	4,658,513
	Gulfport Energy Corp.(e)
	2,800,000	6.000		10/15/24	2,030,000
	Petrobras Global Finance B.V.
	250,000	5.999		01/27/28	278,375
	192,000	5.093	(d)	01/15/30	200,285
	Petroleos de Venezuela SA(g)
	137,050,000	6.000		10/28/22	8,223,000
	Petroleos Mexicanos
EUR	2,880,000	5.125		03/15/23	3,443,153
	Reliance Industries Ltd.(d)
	$1,020,000	3.667		11/30/27	1,064,306
	Whiting Petroleum Corp.
	2,950,000	1.250		04/01/20	1,227,852

					25,371,484

Packaging(e) – 0.8%
	Mauser Packaging Solutions Holding Co.(d)
	1,530,000	7.250		04/15/25	1,459,237
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	5,087,816	5.750		10/15/20	5,094,175
	Sealed Air Corp.(d)
	2,450,000	6.500		12/01/20	2,523,500
	Trivium Packaging Finance B.V.(d)
	875,000	5.500		08/15/26	919,844
	1,350,000	8.500		08/15/27	1,461,375

					11,458,131

Pharmaceuticals(e) – 0.3%
	Bausch Health Cos., Inc.(d)
	3,150,000	6.500		03/15/22	3,256,313
	Elanco Animal Health, Inc.
	1,735,000	4.272		08/28/23	1,821,007

					5,077,320

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(e) – 3.2%
	Buckeye Partners LP
	$1,145,000	4.350%	10/15/24	$1,113,890
	1,122,000	3.950	12/01/26	986,653
	538,000	4.125	12/01/27	470,099
	Cheniere Energy Partners LP(d)
	2,000,000	4.500	10/01/29	2,047,500
	Energy Transfer Operating LP
	6,075,000	3.600	02/01/23	6,230,824
	EQM Midstream Partners LP
	9,775,000	4.750	07/15/23	9,810,483
	Genesis Energy LP/Genesis Energy Finance Corp.
	2,400,000	6.750	08/01/22	2,433,000
	Plains All American Pipeline LP/PAA Finance Corp.
	4,925,000	3.600	11/01/24	5,051,917
	Sabine Pass Liquefaction LLC
	5,100,000	5.625	04/15/23	5,542,629
	5,550,000	5.625	03/01/25	6,229,875
	The Williams Cos., Inc.
	5,975,000	3.600	03/15/22	6,137,102

				46,053,972

Real Estate Investment Trust – 1.2%
	China Evergrande Group(e)
	750,000	8.250	03/23/22	672,422
	Corporacion Geo SA(h)
	557,340	8.000	04/13/21	—
	Easy Tactic Ltd.(e)
	240,000	8.125	02/27/23	231,000
	650,000	8.125	07/11/24	610,064
	iStar, Inc.(e)
	2,850,000	4.625	09/15/20	2,892,750
	Kaisa Group Holdings Ltd.(e)
	800,000	9.375	06/30/24	682,750
	MPT Operating Partnership LP/MPT Finance Corp.(e)
	3,080,000	4.625	08/01/29	3,175,203
	SBA Communications Corp.(e)
	3,800,000	4.000	10/01/22	3,871,250
	Spirit Realty LP(e)
	3,750,000	3.200	01/15/27	3,717,997
	Starwood Property Trust, Inc.(e)
	1,550,000	5.000	12/15/21	1,610,063

				17,463,499

Retailing(d)(e) – 0.1%
	eG Global Finance PLC
	1,413,000	6.750	02/07/25	1,377,675

Semiconductors – 1.4%
	Broadcom Corp./Broadcom Cayman Finance Ltd.(e)
	2,775,000	3.875	01/15/27	2,787,238
	Broadcom, Inc.(d)(e)
	1,850,000	3.625	10/15/24	1,883,263
	9,100,000	4.250	04/15/26	9,399,390
	NXP B.V./NXP Funding LLC(d)
	3,325,000	4.125	06/01/21	3,410,220
	NXP B.V./NXP Funding LLC(d)(e)
	1,975,000	4.875	03/01/24	2,139,537

				19,619,648

Corporate Obligations – (continued)
Software(e) – 0.5%
	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(d)
	3,347,000	5.750	03/01/25	3,397,205
	Fidelity National Information Services, Inc.
EUR	1,600,000	0.750	05/21/23	1,782,095
	2,100,000	1.500	05/21/27	2,452,140

				7,631,440

Telecommunication Services – 2.4%
	AT&T, Inc.(e)
	$6,850,000	4.125	02/17/26	7,385,218
	CenturyLink, Inc.
	1,680,000	5.800	03/15/22	1,768,200
	Digicel Group One Ltd.(d)(e)
	2,172,000	8.250	12/30/22	1,278,086
	Digicel Group Two Ltd.(d)(e)
	3,956,000	8.250	09/30/22	802,870
	Digicel Ltd.(e)
	7,300,000	6.000(d)	04/15/21	5,139,656
	1,884,000	6.000	04/15/21	1,326,454
	Intelsat Jackson Holdings SA(d)(e)
	2,900,000	8.000	02/15/24	3,012,375
	SoftBank Group Corp.(e)
	2,175,000	4.750	09/19/24	2,210,344
	Sprint Communications, Inc.
	2,350,000	6.000	11/15/22	2,485,125
	Telecom Italia Capital SA
	1,240,000	7.721	06/04/38	1,488,000
	Verizon Communications, Inc.
	6,800,000	4.125	03/16/27	7,509,444

				34,405,772

Water Utilities(b)(e) – 0.4%
	Thames Water Utilities Finance PLC(-1x3M GBP LIBOR + 7.970%)
GBP	3,975,000	5.750	09/13/30	5,346,832

	TOTAL CORPORATE OBLIGATIONS
	(Cost $450,433,871)			$417,654,058

Mortgage-Backed Obligations – 35.4%
Collateralized Mortgage Obligations – 11.0%
Interest Only(i) – 2.6%
	FHLMC REMIC Series 3753, Class SK(b) (-1x1M LIBOR + 6.050%)
	$7,100,766	4.023%	11/15/38	$317,418
	FHLMC REMIC Series 3852, Class SW(b) (-1x1M LIBOR + 6.000%)
	3,474,423	3.973	05/15/41	551,119
	FHLMC REMIC Series 4468, Class SY(b) (-1x1M LIBOR + 6.100%)
	10,419,768	4.073	05/15/45	1,732,322
	FHLMC STRIPS Series 304, Class C45
	19,347,527	3.000	12/15/27	1,355,051

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Interest Only(i) – (continued)
FNMA REMIC Series 2011-100, Class S(b) (-1x1M LIBOR + 6.450%)
$8,570,626	4.432%	10/25/41	$1,365,984
FNMA REMIC Series 2012-88, Class SB(b) (-1x1M LIBOR + 6.670%)
7,513,306	4.652	07/25/42	1,278,330
GNMA REMIC Series 2010-35, Class DS(b) (-1x1M LIBOR + 5.680%)
8,053,898	3.636	03/20/40	1,300,565
GNMA REMIC Series 2010-85, Class SN(b)(e) (-1x1M LIBOR + 5.940%)
9,828,735	3.896	07/20/40	1,750,801
GNMA REMIC Series 2013-103, Class DS(b) (-1x1M LIBOR + 6.150%)
9,787,062	4.106	07/20/43	1,802,786
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M LIBOR + 6.150%)
13,608,750	4.106	04/20/43	1,941,808
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M LIBOR + 6.100%)
85,169	4.056	09/20/43	15,601
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M LIBOR + 6.100%)
239,519	4.056	06/20/43	42,516
GNMA REMIC Series 2014-11, Class NI
6,748,575	4.500	12/16/42	678,471
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M LIBOR + 6.100%)
16,777,426	4.056	10/20/43	2,130,845
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M LIBOR + 5.600%)
7,899,494	3.556	09/20/44	1,263,846
GNMA REMIC Series 2014-180, Class PI
9,023,142	4.000	08/20/44	1,247,518
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M LIBOR + 6.200%)
10,229,083	4.156	08/20/45	1,648,454
GNMA REMIC Series 2015-126, Class LS(b)(e) (-1x1M LIBOR + 6.200%)
6,660,628	4.156	09/20/45	1,073,384
GNMA REMIC Series 2015-129, Class IC
3,336,529	4.500	09/16/45	595,977
GNMA REMIC Series 2015-133, Class SA(b) (-1x1M LIBOR + 5.700%)
3,817,176	3.656	09/20/45	562,947
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M LIBOR + 5.700%)
5,309,768	3.656	09/20/45	736,498
GNMA REMIC Series 2015-144, Class QS(b)(e) (-1x1M LIBOR + 5.700%)
11,065,591	3.656	10/20/45	1,617,793
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M LIBOR + 6.200%)
19,163,250	4.156	11/20/45	3,488,459
GNMA REMIC Series 2015-95, Class GI
31,036,574	4.500	07/16/45	6,444,652

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Interest Only(i) – (continued)
GNMA REMIC Series 2016-6, Class S(b) (-1x1M LIBOR + 5.650%)
14,052,853	3.606	01/20/46	2,267,755

			37,210,900

Regular Floater(b) – 0.4%
FHLMC REMIC Series 3231, Class FB (1M LIBOR + 0.350%)
354,163	2.378	10/15/36	353,217
FHLMC REMIC Series 3314, Class FC (1M LIBOR + 0.400%)
212,545	2.428	12/15/36	212,377
FHLMC REMIC Series 3371, Class FA (1M LIBOR + 0.600%)
317,734	2.628	09/15/37	320,217
FHLMC REMIC Series 3545, Class FA (1M LIBOR + 0.850%)
199,615	2.878	06/15/39	201,535
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
531,234	2.398	03/15/41	530,594
FNMA REMIC Series 2006-45, Class TF (1M LIBOR + 0.400%)
659,024	2.418	06/25/36	658,534
FNMA REMIC Series 2006-76, Class QF (1M LIBOR + 0.400%)
715,317	2.418	08/25/36	714,789
FNMA REMIC Series 2006-79, Class PF (1M LIBOR + 0.400%)
756,088	2.418	08/25/36	755,525
FNMA REMIC Series 2007-33, Class HF (1M LIBOR + 0.350%)
912,349	2.368	04/25/37	909,872
FNMA REMIC Series 2007-75, Class VF (1M LIBOR + 0.450%)
262,069	2.468	08/25/37	262,353
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
97,313	3.118	10/25/39	98,743

			5,017,756

Sequential Fixed Rate – 0.5%
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
15,208	5.500	05/25/22	15,223
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
1,598,571	6.000	02/25/36	1,133,363
Countrywide Home Mortgage Pass-Through Trust Series 2007-1, Class A4
790,084	6.000	03/25/37	661,269
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
102,978	5.000	08/25/35	102,639
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
403,468	5.500	02/25/36	365,335
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
669,101	6.000	06/25/36	608,142
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
1,317,886	6.500	07/25/36	1,255,613
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
1,109,162	6.000	08/25/36	986,885
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
3,113,580	6.000	10/25/37	2,572,741

			7,701,210

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 7.5%
	American Home Mortgage Investment Trust Series 2007-2, Class 11A1 (1M USD LIBOR + 0.230%)
	$3,367,811	2.248%	03/25/47	$2,029,633
	Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.190%)
	14,569,587	2.234	10/20/36	12,594,836
	Banc of America Funding Trust Series 2007-2, Class 2A1
	42,348	4.443	03/25/37	42,093
	Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(d) (1M USD LIBOR + 2.400%)
	3,180,000	4.418	04/25/31	3,210,856
	Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(d) (1M USD LIBOR + 2.300%)
	4,205,000	4.318	08/25/31	4,232,224
	Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(d) (1M USD LIBOR + 2.150%)
	635,000	4.168	09/25/31	637,947
	Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
	501,344	2.518	07/25/35	407,298
	Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
	663,554	2.818	12/25/35	604,161
	Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5 (1M USD LIBOR + 0.500%)
	548,678	2.518	05/25/35	491,358
	Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B (1M USD LIBOR + 0.170%)
	736,507	2.188	11/25/36	783,025
	Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
	3,366,208	2.518	08/25/37	2,772,971
	Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(d) (3M Euribor + 2.750%)
EUR	3,023,049	2.750	04/20/20	3,294,972
	FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2016-DNA3, Class M3 (1M USD LIBOR + 5.000%)
	$350,000	7.018	12/25/28	378,903
	FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2019-DNA1, Class M2(d) (1M USD LIBOR + 2.650%)
	1,030,000	4.668	01/25/49	1,044,982
	FNMA Connecticut Avenue Securities Series 2018-C01, Class 1M2 (1M USD LIBOR + 2.250%)
	1,352,000	4.268	07/25/30	1,366,997
	FNMA Connecticut Avenue Securities Series 2018-C03, Class 1M2 (1M USD LIBOR + 2.150%)
	690,000	4.168	10/25/30	695,888
	FNMA Connecticut Avenue Securities Series 2018-C06, Class 1M2 (1M USD LIBOR + 2.000%)
	1,541,000	4.018	03/25/31	1,546,693
	Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.260%)
	3,174,889	2.278	06/25/35	2,998,322
	Lehman XS Trust Series 2007-5H, Class 3A4
	3,902,224	3.227	05/25/37	3,594,613

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	7,303,965	1.618%	11/15/49	$8,948,795
	Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(12M MTA + 0.800%)
	$5,619,360	3.246	12/25/46	7,628,927
	Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
	864,358	3.296	12/25/46	1,236,466
	Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1 (1M LIBOR + 0.200%)
	1,105,228	2.218	05/25/47	1,200,170
	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A (1M USD LIBOR + 0.240%)
	1,359,150	2.258	12/25/36	1,324,909
	Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
	2,603,395	4.991	12/25/35	2,436,694
	Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	3,112,302	3.446	01/25/46	2,834,337
	Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1 (1M USD LIBOR + 0.270%)
	1,897,894	2.288	02/25/46	1,380,522
	Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(12M MTA + 0.800%)
	3,435,468	3.246	09/25/46	3,317,163
	Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.205%)
	159,379	2.223	09/25/46	154,208
	Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
	1,225,723	4.662	11/25/35	1,175,106
	Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	2,206,152	1.561	08/20/56	2,704,676
	Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	22,507,740	1.561	08/20/56	27,630,323
	Silverstone Master Issuer PLC Series 2019-1A, Class 1A(d) (3M USD LIBOR + 0.570%)
	$2,920,000	2.848	01/21/70	2,923,101

				107,623,169

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$157,553,035

Commercial Mortgage-Backed Securities – 2.1%
Sequential Fixed Rate – 0.4%
	CSMC Trust Series 2014-USA, Class E(d)
	$3,550,000	4.373%	09/15/37	$3,408,012
	WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
	2,500,000	4.697	04/15/45	2,611,915

				6,019,927

Sequential Floating Rate(b)(d) – 1.7%
	CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class E
	12,450,000	3.912	04/10/28	12,505,862

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(d) – (continued)
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
$11,388,247	2.855%	06/15/35	$11,381,086

			23,886,948

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$29,906,875

Federal Agencies – 22.3%
FHLMC – 0.1%
$14,944	5.000%	01/01/33	$16,114
1,579	5.000	03/01/33	1,736
8,206	5.000	04/01/33	9,020
1,242	5.000	05/01/33	1,366
4,152	5.000	06/01/33	4,564
26,619	5.000	07/01/33	29,264
38,087	5.000	08/01/33	41,860
4,886	5.000	09/01/33	5,365
7,822	5.000	10/01/33	8,598
16,782	5.000	11/01/33	18,448
9,573	5.000	12/01/33	10,524
8,694	5.000	01/01/34	9,557
27,548	5.000	02/01/34	30,300
12,180	5.000	03/01/34	13,414
20,346	5.000	04/01/34	22,413
29,725	5.000	05/01/34	32,683
391,781	5.000	06/01/34	430,790
7,051	5.000	11/01/34	7,768
109,726	5.000	04/01/35	120,624
5,021	5.000	11/01/35	5,520

			819,928

GNMA(j) – 6.6%
74,000,000	3.000	TBA-30yr	75,901,522
7,000,000	3.500	TBA-30yr	7,248,453
12,000,000	4.000	TBA-30yr	12,478,066

			95,628,041

UMBS – 6.4%
113	5.500	10/01/19	113
640	5.500	11/01/19	640
2,018	5.500	12/01/19	2,018
165	5.500	01/01/20	165
3	5.500	06/01/20	3
8,826	5.500	07/01/20	8,818
32,468	5.500	05/01/25	33,081
39,128	4.500	08/01/37	42,325
9,443	4.500	04/01/39	10,229
14,850	4.000	08/01/39	15,879
8,052	4.000	09/01/39	8,610
40,039	4.500	10/01/39	43,348
6,091	4.500	05/01/41	6,623
23,344	4.500	06/01/41	25,222
35,406	4.500	08/01/41	38,235
7,955	4.500	10/01/41	8,650
3,702	4.500	11/01/42	3,931
35,564	4.500	12/01/43	38,603
85,396,259	5.000	10/01/49	91,730,052

			92,016,545

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(j) – 9.2%
53,000,000	3.000	TBA-30yr	53,799,325
28,000,000	3.500	TBA-30yr	28,721,571
1,000,000	4.000	TBA-30yr	1,037,647
47,000,000	4.500	TBA-30yr	49,491,465

			133,050,008

TOTAL FEDERAL AGENCIES			$321,514,522

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $495,117,524)			$508,974,432

Asset-Backed Securities(b) – 23.7%
Collateralized Loan Obligations(d) – 7.7%
ACIS CLO Ltd. Series 2014-4A, Class A (3M USD LIBOR + 1.420%)
$43,991,323	3.673%	05/01/26	$44,006,896
Crown Point CLO III Ltd. Series 2015-3A, Class A1AR (3M USD LIBOR + 0.910%)
31,350,000	3.213	12/31/27	31,353,229
Mill City Mortgage Loan Trust Series 2017-2, Class A3
1,490,505	2.877	07/25/59	1,506,558
OCP CLO Ltd. Series 2014-5A, Class A2R (3M USD LIBOR + 1.400%)
2,950,000	3.667	04/26/31	2,873,468
OCP CLO Ltd. Series 2014-5A, Class BR (3M USD LIBOR + 1.800%)
2,200,000	4.067	04/26/31	2,087,873
OCP CLO Ltd. Series 2015-10A, Class A1R (3M USD LIBOR + 0.820%)
27,800,000	3.087	10/26/27	27,766,501
OCP CLO Ltd. Series 2015-8A, Class A2AR (3M USD LIBOR + 1.450%)
850,000	3.753	04/17/27	849,904

			110,444,429

Home Equity – 1.7%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C (1M USD LIBOR + 0.260%)
8,329,620	2.278	03/25/37	5,306,716
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D (1M USD LIBOR + 0.270%)
15,915,243	2.288	05/25/36	15,208,631
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
167,012	2.531	03/25/37	167,248
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.170%)
806,058	2.188	11/25/36	304,626
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.215%)
3,771,630	2.233	03/25/37	3,195,727

			24,182,948

Other(d) – 1.4%
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
3,947,000	3.208	06/15/36	3,949,839

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Other(d) – (continued)
	Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
	$3,573,225	2.868%	06/25/35	$3,564,044
	TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
	13,225,000	3.155	11/15/37	13,241,660

				20,755,543

Student Loan – 12.9%
	Academic Loan Funding Trust Series 2012-1A, Class A2(d) (1M USD LIBOR + 1.100%)
	37,037,378	3.118	12/27/44	37,037,334
	Access Group, Inc. Series 2015-1, Class A(d)(e) (1M USD LIBOR + 0.700%)
	20,522,470	2.718	07/25/56	20,317,687
	EFS Volunteer No. 3 LLC Series 2012-1, Class A3(d) (1M USD LIBOR + 1.000%)
	22,520,365	3.018	04/25/33	22,645,891
	Scholar Funding Trust Series 2010-A, Class A(d) (3M USD LIBOR + 0.750%)
	20,786,545	3.006	10/28/41	20,710,240
	SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
	5,713,616	2.239	06/15/29	5,682,312
	SLM Student Loan Trust Series 2003-7A, Class A5A(d) (3M USD LIBOR + 1.200%)
	25,572,606	3.319	12/15/33	25,326,253
	SLM Student Loan Trust Series 2006-10, Class A5A (3M USD LIBOR + 0.100%)
	79,437	2.376	04/25/27	79,382
	SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
	11,666,679	3.026	04/25/23	11,510,206
	SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
	12,618,337	3.276	10/25/21	12,573,975
	SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
	17,456,000	3.376	07/25/23	17,391,971
	SLM Student Loan Trust Series 2008-8, Class A4 (3M USD LIBOR + 1.500%)
	5,926,753	3.776	04/25/23	6,019,625
	South Texas Higher Education Authority, Inc. Series 2013-1, Class A1 (1M USD LIBOR + 0.600%)
	6,360,848	2.689	12/03/29	6,321,029
	Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
	250,765	2.406	01/26/26	250,736

				185,866,641

	TOTAL ASSET-BACKED SECURITIES
	(Cost $334,167,518)			$341,249,561

Foreign Debt Obligations – 5.1%
Sovereign – 5.1%
	Dominican Republic
DOP	30,000,000	18.500%	02/04/28	835,074
	Japanese Government CPI Linked Bond
JPY	4,266,709,901	0.100	03/10/26	40,888,596
	473,920,023	0.100	03/10/29	4,571,548
	Republic of Argentina
EUR	5,090,000	3.375	01/15/23	2,110,956
	14,190,000	5.250	01/15/28	5,954,562
	(Argentina Blended Historical Policy Rate + 0.000%)
ARS	76,600,000	79.499 (b)	06/21/20	619,396
	Republic of Indonesia
	$5,310,000	4.450	02/11/24	5,701,612
	Republic of South Africa
	670,000	5.750	09/30/49	667,822
	United Mexican States
MXN	163,154,600	5.750	03/05/26	7,826,196
	17,646,200	7.750	11/23/34	940,612
	8,720,800	10.000	11/20/36	561,854
	48,116,800	8.500	11/18/38	2,743,784

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $91,064,683)			$73,422,012

Municipal Debt Obligations – 1.4%
Illinois – 0.7%
	Illinois State GO Bonds Build America Series 2010(e)
	$4,470,000	7.350%	07/01/35	$5,449,288
	Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100	06/01/33	4,635,839

				10,085,127

Minnesota(e)(k) – 0.2%
	Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1 (3M USD LIBOR + 0.100%)
	3,031,088	2.356	04/28/30	3,018,537

Puerto Rico(e) – 0.5%
	Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1
	608,000	4.500	07/01/34	649,490
	306,000	4.550	07/01/40	315,504
	1,811,000	4.750	07/01/53	1,878,913
	4,687,000	5.000	07/01/58	4,941,129

				7,785,036

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $19,320,452)			$20,888,700

U.S. Treasury Obligations – 3.9%
	United States Treasury Bill(k)
	$42,977,000	0.000%	03/05/20	$42,645,473
	United States Treasury Bonds(l)
	10,000	2.750	11/15/47	11,336
	2,880,000	3.000	02/15/48	3,422,250

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes(l)
$8,670,000	1.625%	10/31/23	$8,690,320
1,470,000	2.750	02/28/25	1,558,889

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $55,573,277)			$56,328,268

Units	Expiration Date	Value

Warrant(g) – 0.0%
True Religion Warrant
2,355	10/27/22	$—
True Religion Warrant 2
8,897	10/27/22	—

TOTAL WARRANT
(Cost $—)		$—

Shares	Dividend Rate	Value

Investment Company(m) – 2.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
35,915,569	2.032%	$35,915,569
(Cost $35,915,569)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $1,511,037,657)		$1,483,611,642

Principal Amount	Interest Rate	Maturity Date		Value

Short-term Investments – 6.3%
Certificates of Deposit(b) – 1.7%
Credit Suisse AG (SOFR + 0.230%)
$12,000,000	2.580%		02/14/20	$12,000,853
Societe Generale SA(d) (FEDL01 + 0.450%)
12,000,000	2.570		08/17/20	12,006,288

				24,007,141

Commercial Paper(k) – 4.6%
AT&T, Inc.(d)
10,000,000	0.000		12/06/19	9,956,822
Entergy Corp.(d)
10,000,000	0.000		10/11/19	9,992,972
General Electric Co.
11,500,000	0.000		11/04/19	11,474,587
Marriott International, Inc.(d)
8,300,000	0.000		10/31/19	8,283,769
Spire, Inc.(d)
6,750,000	0.000		10/16/19	6,743,223
VW Credit, Inc.(d)
10,000,000	0.000		10/07/19	9,995,431
10,000,000	0.000		02/03/20	9,919,220

				66,366,024

Short-term Investments – (continued)
TOTAL SHORT-TERM INVESTMENTS
(Cost $90,361,139)		$90,373,165

TOTAL INVESTMENTS – 109.3%
(Cost $1,601,398,796)		$1,573,984,807

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.3)%		(134,428,082)

NET ASSETS – 100.0%		$1,439,556,725

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $228,678,049 which represents approximately 15.9% of the Fund’s net assets as of September 30, 2019.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(m)	Represents an affiliated issuer.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Currency Abbreviations:
ARS	—Argentine Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Peso
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
CPI	—Consumer Price Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PI	—Private Investment
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	4,263,783	SEK	28,178,918	12/18/19	$6,798
	BRL	12,197,535	USD	2,922,755	10/02/19	12,494
	BRL	135,632,817	USD	32,401,520	11/04/19	160,229
	CHF	12,733,603	EUR	11,707,080	12/18/19	10,536
	COP	10,934,086,191	USD	3,128,472	11/08/19	7,796
	EUR	5,366,340	AUD	8,674,173	12/18/19	15,891
	EUR	10,732,483	CHF	11,647,577	12/18/19	16,550
	EUR	3,751,177	HUF	1,247,707,570	12/18/19	32,563
	EUR	2,637,231	NOK	26,231,217	12/18/19	5,275
	EUR	2,687,805	PLN	11,718,139	12/18/19	22,142
	EUR	32,936,077	SEK	352,139,363	12/18/19	152,311
	IDR	240,248,159,164	USD	16,760,544	10/09/19	178,621
	INR	2,138,180,669	USD	29,974,877	10/09/19	226,696
	JPY	479,725,861	AUD	6,578,075	12/18/19	11,978
	JPY	310,967,686	NZD	4,588,033	12/18/19	14,796
	JPY	634,244,455	USD	5,884,594	12/18/19	15,988
	MXN	239,444,911	USD	11,974,042	12/18/19	7,274

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	NOK	525,093,749	EUR	52,528,942	12/18/19	$182,697
	PEN	44,149,072	USD	13,003,762	11/06/19	76,631
	RUB	187,834,381	USD	2,888,622	10/15/19	1,822
	SEK	109,712,092	EUR	10,190,919	12/18/19	29,978
	TRY	17,343,762	EUR	2,655,545	12/18/19	81,213
	TRY	96,815,385	USD	16,431,723	12/18/19	278,766
	TWD	189,704,548	USD	6,077,011	10/03/19	35,926
	USD	2,849,714	AUD	4,148,666	11/13/19	45,348
	USD	34,137,671	AUD	50,053,520	12/18/19	268,858
	USD	8,350,847	BRL	34,172,133	10/02/19	127,565
	USD	5,502,442	CAD	7,254,569	11/20/19	22,388
	USD	37,811,460	CAD	49,966,980	12/18/19	45,579
	USD	21,760,948	CHF	21,392,317	12/18/19	173,523
	USD	68,363,002	CLP	49,405,073,456	10/01/19	604,797
	USD	11,516,230	CLP	8,322,650,321	10/25/19	96,182
	USD	10,825,568	CNH	77,161,707	12/18/19	40,810
	USD	11,116,705	COP	38,348,821,304	10/10/19	102,062
	USD	24,396,323	COP	84,122,416,499	11/08/19	267,146
	USD	18,614,262	EUR	16,858,118	11/27/19	161,451
	USD	59,909,812	EUR	54,119,020	12/18/19	557,257
	USD	47,483,753	GBP	38,373,903	12/04/19	179,609
	USD	12,602,345	HUF	3,741,016,472	12/18/19	365,129
	USD	2,956,849	IDR	41,754,812,816	10/09/19	12,844
	USD	2,782,024	INR	196,661,245	10/09/19	4,205
	USD	48,190,678	JPY	5,089,518,736	11/14/19	977,327
	USD	26,641,918	JPY	2,852,204,720	12/18/19	106,931
	USD	2,891,336	KRW	3,455,076,877	11/25/19	5,552
	USD	11,129,788	MXN	216,069,126	10/07/19	193,733
	USD	21,153,327	MXN	418,777,530	12/18/19	198,589
	USD	2,882,543	NOK	25,836,864	10/07/19	42,194
	USD	2,958,134	NOK	26,439,188	12/18/19	48,258
	USD	32,653,289	NZD	51,357,092	12/18/19	435,142
	USD	2,926,711	PEN	9,801,554	11/06/19	22,727
	USD	4,429,491	PLN	17,091,000	10/30/19	165,759
	USD	2,948,096	PLN	11,596,858	12/18/19	52,790
	USD	6,772,876	RON	29,106,433	12/18/19	94,000
	USD	8,772,085	RUB	562,437,338	10/15/19	117,152
	USD	9,043,688	SEK	87,113,367	10/07/19	190,298
	USD	5,867,833	SGD	8,060,907	12/18/19	30,226
	USD	6,118,707	TWD	189,704,549	10/03/19	5,769
	USD	12,890,478	TWD	396,395,084	10/30/19	91,153
	USD	17,768,880	ZAR	267,252,223	12/18/19	303,316
	ZAR	91,168,521	USD	5,933,640	12/18/19	24,440

TOTAL						$7,765,080

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	4,297,724	CAD	3,906,996	12/18/19	$(44,910)
	AUD	9,871,000	USD	6,797,200	11/13/19	(124,717)
	AUD	51,211,522	USD	35,048,308	12/18/19	(395,930)
	BRL	183,553,675	USD	44,458,297	10/02/19	(287,414)
	CAD	8,510,256	USD	6,454,855	11/20/19	(26,264)
	CAD	7,791,177	USD	5,908,956	12/18/19	(20,254)
	CHF	23,753,053	EUR	21,923,606	12/18/19	(74,017)
	CHF	28,046,201	USD	28,581,552	12/18/19	(279,558)
	CLP	49,405,073,456	USD	68,771,575	10/01/19	(1,013,368)
	CLP	4,802,523,860	USD	6,655,198	10/25/19	(65,344)
	COP	38,348,821,304	USD	11,386,881	10/10/19	(372,237)
	COP	74,711,478,733	USD	21,747,350	11/08/19	(317,553)
	CZK	304,460,588	USD	13,029,121	12/18/19	(142,483)
	EUR	2,654,771	AUD	4,331,710	12/18/19	(19,562)
	EUR	5,361,987	CAD	7,868,925	12/18/19	(66,952)
	EUR	15,006,612	CHF	16,387,755	12/18/19	(79,404)
	EUR	5,288,544	CZK	137,177,379	12/18/19	(6,219)
	EUR	2,641,594	HUF	885,951,864	12/18/19	(984)
	EUR	5,431,146	ILS	21,109,181	12/18/19	(142,249)
	EUR	16,012,806	JPY	1,915,340,999	12/18/19	(257,728)
	EUR	2,758,302	SEK	29,699,937	12/18/19	(8,622)
	EUR	3,336,000	USD	3,683,237	11/27/19	(31,668)
	EUR	38,886,623	USD	43,182,063	12/18/19	(534,944)
	GBP	5,231,939	USD	6,479,056	12/18/19	(24,848)
	HUF	885,532,096	EUR	2,645,829	12/18/19	(5,034)
	HUF	881,564,114	PLN	11,593,883	12/18/19	(10,884)
	HUF	882,941,752	USD	2,918,346	12/18/19	(30,161)
	IDR	24,758,357,475	USD	1,769,592	10/09/19	(23,956)
	JPY	4,863,752,440	USD	45,678,145	12/18/19	(429,079)
	KRW	19,885,728,293	USD	16,663,664	11/25/19	(54,507)
	MXN	169,579,347	USD	8,575,264	12/18/19	(89,875)
	NOK	107,871,977	CAD	15,882,188	12/18/19	(131,719)
	NOK	26,441,610	EUR	2,659,354	12/18/19	(6,381)
	NOK	18,090,624	USD	2,031,864	10/07/19	(43,090)
	NOK	52,751,775	USD	5,895,326	12/18/19	(89,507)
	NZD	4,823,068	EUR	2,765,939	12/18/19	(7,734)
	NZD	16,868,742	USD	10,860,950	12/18/19	(278,583)
	PEN	15,531,568	USD	4,631,152	11/06/19	(29,493)
	PLN	131,136,009	EUR	30,067,787	12/18/19	(235,663)
	PLN	16,889,887	USD	4,377,368	10/30/19	(163,808)
	PLN	97,622,922	USD	24,880,323	12/18/19	(507,495)
	RON	12,611,715	EUR	2,639,550	12/18/19	(872)
	RUB	2,445,941,954	USD	38,045,149	10/15/19	(406,355)
	SEK	255,544,126	EUR	23,950,132	12/18/19	(163,984)
	SEK	76,349,122	USD	8,094,599	10/07/19	(335,187)
	SEK	122,206,461	USD	12,606,089	12/18/19	(123,468)
	TWD	99,054,183	USD	3,201,182	10/30/19	(2,791)
	USD	38,682,835	BRL	161,579,077	10/02/19	(200,016)
	USD	11,669,902	CAD	15,467,868	12/18/19	(20,972)
	USD	13,778,324	IDR	197,260,487,836	10/09/19	(129,910)
	USD	17,715,085	ILS	62,153,342	12/18/19	(241,510)
	USD	27,072,468	INR	1,941,519,426	10/09/19	(351,285)

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	USD	2,898,885	INR	207,190,561	11/25/19	$(13,836)
	USD	764,167	INR	54,488,910	12/03/19	(1,079)
	USD	6,080,152	MXN	121,997,678	12/18/19	(24,353)
	USD	2,936,790	NZD	4,681,472	12/18/19	(65)
	USD	15,774,996	SGD	21,802,307	12/18/19	(13,960)
	USD	5,481,314	TRY	31,933,861	12/18/19	(30,520)
	USD	5,834,329	TWD	180,735,263	10/30/19	(1,488)
	ZAR	43,585,607	EUR	2,681,000	12/18/19	(91,841)
	ZAR	313,955,969	USD	20,961,730	12/18/19	(443,967)

TOTAL						$(9,071,657)

FORWARD SALES CONTRACT — At September 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA(Proceeds Receivable: $(32,151,563))	5.000%	TBA-30yr	11/13/19	$(30,000,000)	$(32,149,218)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3 Year Government Bonds	238	12/16/19	$18,584,363	$(1,148)
Australian 10 Year Government Bonds	143	12/16/19	14,221,840	(12,468)
Ultra Long U.S. Treasury Bonds	624	12/19/19	119,749,500	(904,836)
30 Day Federal Funds	970	11/29/19	397,105,307	20,994
10 Year U.S. Treasury Notes	5,370	12/19/19	699,778,125	(2,807,811)

Total				$(3,705,269)

Short position contracts:
Eurodollars	(299)	12/16/19	(73,284,900)	(660,189)
Eurodollars	(11)	03/16/20	(2,704,075)	(18,450)
Eurodollars	(105)	06/15/20	(25,841,813)	(197,381)
Eurodollars	(3)	12/14/20	(738,937)	(4,684)
Japan 10 Year Government Bonds	(31)	12/13/19	(44,445,040)	(81,823)
Ultra 10 Year U.S. Treasury Notes	(2,405)	12/19/19	(342,487,031)	4,892,223
2 Year U.S. Treasury Notes	(1,670)	12/31/19	(359,885,000)	(197,253)
5 Year U.S. Treasury Notes	(1,982)	12/31/19	(236,152,204)	1,012,951
10 Year U.K. Long Gilt	(192)	12/27/19	(31,690,508)	(13,970)
20 Year U.S. Treasury Bonds	(220)	12/19/19	(35,708,750)	(922,228)

Total				$3,809,196

TOTAL FUTURES CONTRACTS				$103,927

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6M EURIBOR(a)	0.002%(b)	09/16/30	EUR	33,330	(c)	$261,526	$144,368	$117,158
6M EURIBOR(a)	0.275(b)	09/17/29		51,450	(c)	517,415	(50,629)	568,044
6M JYOR(a)	0.500	03/22/28	JPY	4,172,950	(c)	1,015,838	(239,672)	1,255,510
6M JYOR(a)	1.000	06/15/49		5,181,190	(c)	2,170,350	2,207,736	(37,386)
6M CHFOR(a)	1.050(b)	08/07/28	CHF	62,290	(c)	4,272,555	431,643	3,840,912
6M EURIBOR(a)	1.200(b)	02/12/29	EUR	73,900	(c)	4,910,423	428,893	4,481,530
3M KWCDC(d)	1.250	12/18/21	KRW	217,352,800		101,522	567,365	(465,843)
6M AUDOR(a)	1.250	12/18/29	AUD	217,490	(c)	914,371	(112,735)	1,027,106
6M AUDOR(a)	1.250	12/18/24		61,480	(c)	668,628	678,880	(10,252)
6M AUDOR(a)	1.250	12/18/26		46,960	(c)	477,812	245,134	232,678
6M JYOR(a)	1.250	06/14/38	JPY	3,444,350	(c)	2,737,453	2,611,724	125,729
3M LIBOR(b)	1.287	09/15/21		$213,650	(c)	(20,660)	24,792	(45,452)
3M LIBOR(d)	1.295(a)	05/15/29		89,100	(c)	(1,932,819)	(3,249,739)	1,316,920
3M KWCDC(d)	1.750	06/19/29	KRW	35,774,400		716,702	964,146	(247,444)
6M NIBOR(a)	2.000(b)	03/19/30	NOK	77,830	(c)	112,274	68,527	43,747
3M LIBOR(d)	2.013(a)	08/02/29		$267,710	(c)	7,651,232	1,881,498	5,769,734
6M CDOR(a)	2.250	12/18/24	CAD	152,610	(c)	2,956,338	2,820,160	136,178
6M CDOR(a)	2.250	12/18/21		347,290	(c)	2,187,178	1,860,642	326,536
6M CDOR(a)	2.500	12/18/29		30,090	(c)	1,581,591	1,421,537	160,054
3M LIBOR(d)	2.750(a)	06/15/49		$9,870	(c)	668,068	671,215	(3,147)
3M LIBOR(d)	2.800(a)	02/12/29		74,620	(c)	4,086,460	326,922	3,759,538
3M LIBOR(d)	3.000(a)	06/20/39		8,550	(c)	802,463	799,162	3,301
6M CDOR(a)	3.000	06/19/29	CAD	60,130	(c)	2,553,876	1,920,962	632,914
6.500(d)	3M JIBAR	12/18/20	ZAR	734,130	(c)	42,977	(31,133)	74,110
0.000(d)	3M LIBOR	07/25/24		$312,900		58,669	4,941	53,728
0.971(b)	3M LIBOR	06/30/26		178,690	(c)	3,053,883	2,662,404	391,479
1.485(d)	3M LIBOR(a)	05/15/45		89,840	(c)	4,177,417	7,887,263	(3,709,846)
1.500(d)	3M LIBOR(a)	12/18/21		248,490	(c)	283,378	(339,129)	622,507
1.500(d)	3M LIBOR(a)	12/18/24		114,960	(c)	(117,776)	(655,820)	538,044
1.750(d)	3M LIBOR(a)	12/18/21		46,670	(c)	(175,951)	(226,271)	50,320
1.750(d)	3M LIBOR(a)	12/18/49		4,180	(c)	(40,246)	93,749	(133,995)
2.230(d)	3M LIBOR(a)	08/02/52		71,520	(c)	(8,296,384)	(1,715,556)	(6,580,828)
1.750(d)	3M NZDOR(a)	03/19/30	NZD	27,070	(c)	(147,315)	(11,748)	(135,567)
(0.045)(e)	3M STIBOR(d)	03/18/21	SEK	2,136,480	(c)	(77,227)	7,561	(84,788)
0.050(d)	3M STIBOR(b)	12/18/24		504,030	(c)	(191,724)	(101,421)	(90,303)
0.400(d)	3M STIBOR(b)	12/18/29		428,570	(c)	(564,452)	132,474	(696,926)
1M BID Avg(f)	6.660	01/02/23	BRL	129,625		581,326	341,341	239,985
1M BID Avg(f)	6.849	01/02/23		27,850		159,894	—	159,894
1.750(a)	6M AUDOR	03/19/30	AUD	25,110	(c)	(212,302)	(106,859)	(105,443)
0.300(a)	6M EURIBOR(b)	08/03/28	EUR	53,140	(c)	(1,037,515)	(479,527)	(557,988)
0.750(a)	6M EURIBOR(b)	12/18/29		42,060	(c)	(4,160,785)	(4,055,297)	(105,488)
1.250(a)	6M EURIBOR(b)	12/19/28		2,630		(421,159)	(72,930)	(348,229)
1.500(a)	6M EURIBOR(b)	06/19/29		71,790	(c)	(5,806,022)	(8,395,768)	2,589,746
1.500(a)	6M EURIBOR(b)	06/15/49		16,740	(c)	(2,139,752)	(2,348,556)	208,804
1.750(a)	6M EURIBOR(b)	06/20/39		6,870	(c)	(922,014)	(969,324)	47,310
0.727(e)	6M GBP	11/07/19	GBP	455,550		(37,870)	968	(38,838)
0.900(a)	6M GBP	09/13/29		38,490	(c)	(497,403)	73,246	(570,649)
1.500(a)	6M GBP	02/12/29		116,920	(c)	(5,882,990)	(3,684,479)	(2,198,511)
1.500(a)	6M GBP	12/18/26		26,200	(c)	(1,999,400)	(1,513,074)	(486,326)

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.500%(a)	6M GBP	12/18/29	GBP	34,670	(c)	$(3,590,098)	$(2,653,135)	$(936,963)
1.750(a)	6M GBP	06/20/39		16,830	(c)	(1,888,616)	(2,208,512)	319,896
1.750(a)	6M GBP	06/15/49		10,890	(c)	(1,248,162)	(1,328,811)	80,649
1.750(a)	6M GBP	06/19/29		26,890	(c)	(1,698,491)	(1,698,489)	(2)
1.750(a)	6M NIBOR(b)	12/18/29	NOK	629,860	(c)	(373,326)	(249,675)	(123,651)
1.860(a)	6M WIBOR(b)	12/18/24	PLN	259,620	(c)	(667,595)	(441,787)	(225,808)
1M BID Avg(f)	7.250	01/02/20	BRL	3		11	1	10
Mexico IB TIIE 28D(f)	8.250	06/06/29	MXN	40,025		219,939	2,922	217,017
3M JIBAR(d)	8.775	09/18/29	ZAR	730,320	(c)	187,294	(61,146)	248,440
7.950(f)	Mexico IB TIIE 28D	06/16/21	MXN	703,425		(702,231)	(7,433)	(694,798)
8.360(f)	Mexico IB TIIE 28D	03/18/20		2,893,000		(544,750)	(1,135,454)	590,704

TOTAL						$4,733,829	$(6,861,933)	$11,595,761

(a)	Payments made semi-annually.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(d)	Payments made quarterly.
(e)	Payments made at the termination date.
(f)	Payments made monthly.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.125%	Barclays Bank PLC	06/20/21	$9,860	$(150,854)	$14,590	$(165,444)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	Barclays Bank PLC	06/20/21	470	(7,191)	1,517	(8,708)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	Citibank NA	06/20/21	2,060	(31,517)	6,898	(38,415)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	Deutsche Bank AG (London)	06/20/21	11,160	(170,744)	14,565	(185,309)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	JPMorgan Securities, Inc.	06/20/21	3,640	(55,691)	6,510	(62,201)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	UBS AG (London)	06/20/21	5,910	(90,422)	10,254	(100,676)
Protection Sold:
People’s Republic of China, 7.500%, 10/28/27(a)	1.000	0.36	MS & Co. Int. PLC	12/20/23	43,200	1,147,615	895,943	251,672

TOTAL						$641,196	$950,277	$(309,081)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
iTraxx Europe Index Series 31	(1.000)%	0.478%	06/20/24	EUR	15,050	$(412,388)	$(956,482)	$544,094
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.360	12/20/23		$49,090	(1,304,084)	(483,782)	(820,302)
Republic of Argentine, 7.500%, 04/22/26	(5.000)	87.141	12/20/22		9,560	5,630,918	348,667	5,282,251
Protection Sold:
CDX.NA.HY Index 33	5.000	3.502	12/20/24		17,550	1,206,418	1,179,606	26,812
CDX.NA.IG Index 32	1.000	0.528	06/20/24		141,100	3,047,246	2,913,046	134,200
General Electric Co. 2.700%, 10/09/22	1.000	1.164	06/20/24		3,650	(25,600)	(59,570)	33,970
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.757	12/20/24		3,250	40,384	45,383	(4,999)
People’s Republic of China, 7.500%, 10/28/27	1.000	0.218	06/20/22		75,980	1,619,100	1,511,509	107,591
Republic of Colombia, 10.375%, 01/28/33	1.000	0.704	12/20/23		16,980	209,636	(276,375)	486,011
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.818	06/20/24		8,760	74,613	53,996	20,617
Republic of Ireland, 4.500%, 04/18/20	1.000	0.600	12/20/24		195,725	3,932,675	3,829,984	102,691
State of Qatar, 9.750%, 06/15/30	1.000	0.482	06/20/24		1,330	31,833	27,319	4,514
State of Qatar, 9.750%, 06/15/30	1.000	0.540	12/20/24		520	12,173	11,481	692

TOTAL						$14,062,924	$8,144,782	$5,918,142

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Paid by the Fund(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	1M LIBOR	CS International (London)	01/12/38	$11,862	$40,473	$17,818	$22,655
Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	1M LIBOR	JPMorgan Securities, Inc.	01/12/41	12,387	(46,079)	34,566	(80,645)

TOTAL					$(5,606)	$52,384	$(57,990)

(a)	Payments made monthly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
1Y IRS	UBS AG (London)	1.270%	08/27/2020	33,200,000	$33,200,000	$477,875	$669,583	$(191,708)
2M IRS	UBS AG (London)	1.580	11/12/2019	16,600,000	16,600,000	179,230	267,260	(88,030)
3M IRS	Citibank NA	1.580	11/12/2019	10,340,000	10,340,000	111,641	142,692	(31,051)
3M IRS	Deutsche Bank AG (London)	1.420	11/15/2019	23,470,000	23,470,000	126,170	337,968	(211,798)
3M IRS	JPMorgan Securities, Inc.	1.585	11/12/2019	10,790,000	10,790,000	117,685	215,800	(98,115)
3M IRS	UBS AG (London)	1.420	11/15/2019	9,650,000	9,650,000	47,809	158,260	(110,451)
3M IRS	UBS AG (London)	1.585	11/12/2019	22,330,000	22,330,000	245,761	376,496	(130,735)
6M IRS	Barclays Bank PLC	1.300	03/11/2020	32,080,000	32,080,000	292,143	300,750	(8,607)
				158,460,000	$158,460,000	$1,598,314	$2,468,809	$(870,495)
Puts
3M IRS	JPMorgan Securities, Inc.	1.580	11/19/2019	47,300,000	47,300,000	477,243	491,920	(14,677)
3M IRS	JPMorgan Securities, Inc.	2.080	11/19/2019	47,300,000	47,300,000	28,356	56,760	(28,404)
				94,600,000	$94,600,000	$505,599	$548,680	$(43,081)
Total purchased option contracts				253,060,000	$253,060,000	$2,103,913	$3,017,489	$(913,576)
Written option contracts
Calls
1Y IRS	Barclays Bank PLC	0.600	08/21/2020	(117,410,000)	(117,410,000)	(273,986)	(585,176)	311,190
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(61,990,000)	(61,990,000)	(1,786,000)	(1,331,466)	(454,534)
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(45,280,000)	(45,280,000)	(1,304,565)	(960,212)	(344,353)
1Y IRS	JPMorgan Securities, Inc.	0.600	08/21/2020	(29,520,000)	(29,520,000)	(68,887)	(157,070)	88,183
1Y IRS	UBS AG (London)	0.065	09/14/2020	(44,250,000)	(44,250,000)	(1,274,890)	(1,189,674)	(85,216)
1Y IRS	UBS AG (London)	0.256	08/27/2020	(40,070,000)	(40,070,000)	(474,548)	(645,524)	170,976
2M IRS	JPMorgan Securities, Inc.	0.680	11/12/2019	(14,970,000)	(14,970,000)	(210,210)	(199,613)	(10,597)
3M IRS	Deutsche Bank AG (London)	0.250	11/15/2019	(28,450,000)	(28,450,000)	(101,679)	(316,165)	214,486
3M IRS	JPMorgan Securities, Inc.	0.090	11/12/2019	(13,110,000)	(13,110,000)	(140,969)	(232,129)	91,160
3M IRS	JPMorgan Securities, Inc.	0.680	11/12/2019	(9,350,000)	(9,350,000)	(131,293)	(147,425)	16,132
3M IRS	UBS AG (London)	0.090	11/12/2019	(27,120,000)	(27,120,000)	(292,937)	(372,520)	79,583
3M IRS	UBS AG (London)	0.250	11/15/2019	(11,780,000)	(11,780,000)	(42,101)	(216,892)	174,791
6M IRS	Barclays Bank PLC	0.280	03/11/2020	(39,380,000)	(39,380,000)	(286,030)	(280,956)	(5,074)
				(482,680,000)	$(482,680,000)	$(6,388,095)	$(6,634,822)	$246,727
Puts
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(61,990,000)	(61,990,000)	(870,177)	(1,331,466)	461,289
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(45,280,000)	(45,280,000)	(635,611)	(960,212)	324,601
1Y IRS	UBS AG (London)	0.065	09/14/2020	(44,250,000)	(44,250,000)	(621,153)	(746,725)	125,572
3M IRS	JPMorgan Securities, Inc.	1.830	11/19/2019	(94,600,000)	(94,600,000)	(254,143)	(340,560)	86,417
				(246,120,000)	$(246,120,000)	$(2,381,084)	$(3,378,963)	$997,879

Total written option contracts				(728,800,000)	$(728,800,000)	$(8,769,179)	$(10,013,785)	$1,244,606

TOTAL				(475,740,000)	$(475,740,000)	$(6,665,266)	$(6,996,296)	$331,030

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
CDX.NA.HY Index 33	—CDX North America High Yield Index 33
CDX.NA.IG Index 32	—CDX North America Investment Grade Index 32
CS International (London)	—Credit Suisse International (London)
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUND

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

	Bond Fund	Core Fixed Income Fund

Assets:
Investments of unaffiliated issuers, at value (cost $559,005,083 and $1,351,579,202)	$570,480,164	$1,387,665,934
Investments of affiliated issuers, at value (cost $9,593,378 and $0)	9,593,378	—
Cash	6,668,165	6,856,439
Unrealized gain on forward foreign currency exchange contracts	1,164,776	573,841
Purchased options (cost $322,136 and $290,083)	215,990	199,798
Foreign currencies, at value (cost $23,396 and $260,337, respectively)	21,882	254,412
Variation margin on futures contracts	—	41,618
Receivables:
Investments sold on an extended-settlement basis	105,929,464	268,857,109
Collateral on certain derivative contracts(a)	9,097,164	7,532,037
Interest and dividends	2,974,010	7,048,157
Fund shares sold	750,435	2,492,268
Reimbursement from investment adviser	44,948	41,689
Due from broker — upfront payment	27,962	—
Upfront payments made on swap contracts	22,354	—
Other assets	76,471	110,729

Total assets	707,067,163	1,681,674,031

Liabilities:
Forward sale contracts, at value (proceeds received $12,789,063 and $32,001,523, respectively)	12,809,448	31,993,775
Unrealized loss on forward foreign currency exchange contracts	1,412,538	712,155
Written option contracts, at value (premium received $1,061,665 and $976,964, respectively)	883,090	837,610
Variation margin on swap contracts	311,178	305,599
Unrealized loss on swap contracts	174,719	—
Variation margin on futures contracts	35,650	—
Upfront payments received on swap contracts	8,861	—
Payables:
Investments purchased on an extended — settlement basis	239,461,433	547,891,677
Fund shares redeemed	1,361,836	1,525,937
Investments purchased	460,968	30,701
Management fees	148,473	359,375
Distribution and Service fees and Transfer Agency fees	66,277	69,144
Income distributions	37,642	43,665
Accrued expenses	461,407	329,980

Total liabilities	257,633,520	584,099,618

Net Assets:
Paid-in capital	444,307,721	1,046,538,079
Total distributable earnings	5,125,922	51,036,334
NET ASSETS	$449,433,643	$1,097,574,413
Net Assets:
Class A	$88,427,056	$109,047,837
Class C	8,938,825	6,388,805
Institutional	137,696,409	198,192,452
Service	41,427	926,913
Investor	35,936,283	31,366,896
Class P	91,964,590	584,477,271
Class R	6,902,182	5,086,271
Class R6	79,526,871	162,087,968
Total Net Assets	$449,433,643	$1,097,574,413
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,461,337	10,055,976
Class C	856,167	586,211
Institutional	13,179,426	18,201,731
Service	3,966	85,104
Investor	3,450,366	2,890,491
Class P	8,805,533	53,595,217
Class R	661,064	468,771
Class R6	7,613,982	14,870,796
Net asset value, offering and redemption price per share:(b)
Class A	$10.45	$10.84
Class C	10.44	10.90
Institutional	10.45	10.89
Service	10.45	10.89
Investor	10.42	10.85
Class P	10.44	10.91
Class R	10.44	10.85
Class R6	10.44	10.90

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Forward Foreign Currrencies	Futures	Swaps	TBA
Bond	$3,270,000	$600,000	$4,937,164	$290,000

Core Fixed Income	—	—	6,802,037	730,000

(b)	Maximum public offering price per share for Class A Shares of the Bond and Core Fixed Income Funds is $10.86 and $11.26, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUND

Statements of Assets and Liabilities (continued)

September 30, 2019 (Unaudited)

	Global Income Fund	Strategic Income Fund

Assets:
Investments of unaffiliated issuers, at value (cost $700,278,221 and $1,565,483,227)	$718,284,030	$1,538,069,238
Investments of affiliated issuers, at value (cost $46,043,669 and $35,915,569)	46,043,669	35,915,569
Cash	10,061,770	23,646,099
Unrealized gain on forward foreign currency exchange contracts	4,691,688	7,765,080
Foreign currencies, at value (cost $1,644,484 and $55,685, respectively)	1,627,149	—
Purchased options (cost $364,168 and $3,017,489)	249,585	2,103,913
Variation margin on futures contracts	54,450	—
Unrealized gain on swap contracts	39,091	274,327
Receivables:
Investments sold on an extended-settlement basis	115,381,043	183,873,120
Collateral on certain derivative contracts(a)	14,910,021	79,250,813
Interest and dividends	3,284,906	8,902,583
Fund shares sold	610,010	585,406
Reimbursement from investment adviser	35,182	—
Upfront payments made on swap contracts	24,591	1,002,661
Investments sold	1,473	—
Due from broker	2,813	—
Due from broker — upfront payment	—	344,705
Other assets	66,124	82,585

Total assets	915,367,595	1,881,816,099

Liabilities:
Foreign currency overdraft, at value (identified cost $0 and $55,685)	—	7,583
Forward sale contracts, at value (proceeds received $10,419,258 and $32,151,563, respectively)	10,431,069	32,149,218
Unrealized loss on forward foreign currency exchange contracts	1,312,194	9,071,657
Written option contracts, at value (premium received $1,189,236 and $10,013,785, respectively)	1,010,416	8,769,179
Unrealized loss on swap contracts	270,572	641,398
Variation margin on swap contracts	181,277	3,394,745
Upfront payments received on swap contracts	135,286	—
Variation margin on futures contracts	—	373,850
Payables:
Investments purchased on an extended — settlement basis	218,260,807	383,310,506
Fund shares redeemed	442,278	1,941,148
Management fees	356,842	692,344
Investments purchased	74,639	—
Distribution and Service fees and Transfer Agency fees	43,777	205,561
Income distributions	22,569	—
Collateral on certain derivative contracts(b)	—	680,000
Accrued expenses and other liabilities	495,009	1,022,185

Total liabilities	233,036,735	442,259,374

Net Assets:
Paid-in capital	642,738,510	3,546,915,505
Total distributable earnings (loss)	39,592,350	(2,107,358,780)
NET ASSETS	$682,330,860	$1,439,556,725
Net Assets:
Class A	$56,790,419	$146,978,160
Class C	7,477,797	118,310,965
Institutional	265,024,703	798,821,346
Service	739,687	—
Investor	54,797,418	66,742,805
Class P	8,193,253	297,233,512
Class R	—	4,626,987
Class R6	289,307,583	6,842,950
Total Net Assets	$682,330,860	$1,439,556,725
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	4,350,437	16,027,842
Class C	577,543	12,934,772
Institutional	20,336,799	87,062,064
Service	57,083	—
Investor	4,212,550	7,275,511
Class P	628,267	32,448,700
Class R	—	505,471
Class R6	22,194,662	745,955
Net asset value, offering and redemption price per share:(c)
Class A	$13.05	$9.17
Class C	12.95	9.15
Institutional	13.03	9.18
Service	12.96	—
Investor	13.01	9.17
Class P	13.04	9.16
Class R	—	9.15
Class R6	13.04	9.17

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Forward Foreign Currrencies	Futures	Swaps	TBA
Global Income	$6,390,000	$2,091,943	$6,118,078	$310,000

Strategic Income	24,240,000	1,233,000	52,732,813	1,045,000

(b)	Includes segregated cash for initial margin and/or collateral on swap transactions of $(680,000) for the Strategic Income Fund.
(c)	Maximum public offering price per share for Class A Shares of the Global Income and Strategic Income Funds is $13.56 and $9.53, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUND

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	Bond Fund	Core Fixed Income Fund
Investment income:

Interest (net of foreign withholding taxes of $345 and $1,321)	$7,257,172	$16,081,178

Dividends — affiliated issuers	447,830	845,033

Total investment income	7,705,002	16,926,211

Expenses:

Management fees	935,673	2,172,484

Distribution and Service fees(a)	183,821	128,675

Custody, accounting and administrative services	179,881	164,690

Transfer Agency fees(a)	147,248	226,667

Professional fees	79,019	64,617

Registration fees	70,172	102,810

Printing and mailing costs	30,813	30,954

Trustee fees	8,728	9,305

Prime Broker Fees	5,579	—

Service Share fees — Service Plan	66	1,141

Service Share fees — Shareholder Administration Plan	66	1,141

Other	14,908	26,108

Total expenses	1,655,974	2,928,592

Less — expense reductions	(407,488)	(382,746)

Net expenses	1,248,486	2,545,846

NET INVESTMENT INCOME	6,456,516	14,380,365

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,863,538	18,509,238

Purchased options	941,201	(36,599)

Futures contracts	10,618,144	12,124,326

Written options	(952,625)	—

Swap contracts	(1,083,566)	(863,504)

Forward foreign currency exchange contracts	212,400	2,109,473

Foreign currency transactions	(208,234)	(265,681)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	5,362,134	16,375,906

Purchased options	(534,343)	(112,635)

Futures contracts	(1,954,759)	(2,136,335)

Written options	533,964	139,354

Swap contracts	580,467	662,215

Forward foreign currency exchange contracts	(264,444)	(434,045)

Foreign currency translation	2,537	(2,794)

Net realized and unrealized gain (loss)	18,116,414	46,068,919

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,572,930	$60,449,284

(a)	Class specific Distribution and/or Service and Transfer Agent fees were as follows:

Distribution and/or Service Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
$108,438	$43,027	$32,356	$56,388	$5,593	$29,795	$11	$22,338	$13,352	$8,413	$11,358
82,615	34,270	11,790	42,959	4,455	45,965	182	15,503	86,750	3,066	27,787

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUND

Statements of Operations (continued)

For the Six Months Ended September 30, 2019 (Unaudited)

	Global Income Fund	Strategic Income Fund
Investment income:

Interest (net of foreign withholding taxes of $13,193 and $7,877)	$6,677,719	$29,251,858

Dividends — affiliated issuers	546,923	1,556,616

Total investment income	7,224,642	30,808,474

Expenses:

Management fees	2,180,704	4,616,256

Transfer Agency fees(a)	175,813	488,788

Custody, accounting and administrative services	163,213	318,127

Distribution and Service fees(a)	118,171	929,604

Professional fees	69,867	81,378

Registration fees	55,988	145,291

Printing and mailing costs	33,708	90,789

Prime Broker Fees	9,570	44,346

Trustee fees	8,868	9,926

Service Share fees — Service Plan	2,251	—

Service Share fees — Shareholder Administration Plan	2,251	—

Other	17,457	23,309

Total expenses	2,837,861	6,747,814

Less — expense reductions	(381,981)	(350,998)

Net expenses	2,455,880	6,396,816

NET INVESTMENT INCOME	4,768,762	24,411,658

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	8,834,910	6,543,016

Investments — affiliated issuers	—	(50,144,332)

Purchased options	949,544	20,613,504

Futures contracts	11,018,726	2,986,232

Written options	(917,674)	(19,438,716)

Swap contracts	930,531	(10,833,357)

Forward foreign currency exchange contracts	8,689,114	2,163,165

Foreign currency transactions	(2,651,946)	(2,380,991)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	8,399,729	(16,814,990)

Investments — affiliated issuers	—	40,995,017

Purchased options	(483,387)	(9,361,429)

Futures contracts	(2,362,145)	7,205,643

Written options	503,841	8,256,329

Swap contracts	158,519	7,254,604

Forward foreign currency exchange contracts	(812,072)	(3,456,249)

Foreign currency translation	(13,186)	61,756

Net realized and unrealized gain (loss)	32,244,504	(16,350,798)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,013,266	$8,060,860

(a)	Class specific Distribution and/or Service and Transfer Agent fees were as follows:

Distribution and/or Service Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
$77,740	$40,431	$—	$40,425	$5,256	$50,416	$360	$35,531	$1,229	$—	$42,596
242,729	674,687	12,188	126,219	87,709	172,096	—	50,667	47,813	3,169	1,115

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUND

Statements of Changes in Net Assets

	Bond Fund		Core Fixed Income Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:
Net investment income	$6,456,516	$14,281,168	$14,380,365	$30,028,467
Net realized gain (loss)	14,390,858	(7,845,088)	31,577,253	(2,500,713)
Net change in unrealized gain	3,725,556	10,647,573	14,491,666	21,211,439

Net increase in net assets resulting from operations	24,572,930	17,083,653	60,449,284	48,739,193

Distributions to shareholders:
From distributable earnings:
Class A Shares	(1,232,504)	(2,346,462)	(866,297)	(1,504,319)
Class C Shares	(89,786)	(169,625)	(64,437)	(138,472)
Institutional Shares	(2,373,272)	(5,740,892)	(3,398,611)	(10,291,006)
Service Shares	(716)	(5,121)	(11,262)	(22,157)
Investor Shares	(531,207)	(866,606)	(342,546)	(1,020,405)
Class P Shares(a)	(1,420,057)	(1,946,046)	(8,626,107)	(12,475,336)
Class R Shares	(171,302)	(444,289)	(56,075)	(104,062)
Class R6 Shares	(1,206,934)	(1,876,845)	(2,775,704)	(5,799,985)
Return of capital:
Class A Shares	—	(244,669)	—	—
Class C Shares	—	(26,060)	—	—
Institutional Shares	—	(532,844)	—	—
Service Shares	—	(612)	—	—
Investor Shares	—	(81,784)	—	—
Class P Shares(a)	—	(186,212)	—	—
Class R Shares	—	(51,807)	—	—
Class R6 Shares	—	(170,427)	—	—

Total distributions to shareholders	(7,025,778)	(14,690,301)	(16,141,039)	(31,355,742)

From share transactions:
Proceeds from sales of shares	50,938,397	218,721,578	253,035,250	986,499,098
Reinvestment of distributions	6,696,066	13,847,454	15,734,021	30,920,666
Cost of shares redeemed	(87,531,178)	(333,810,042)	(299,423,854)	(932,859,923)

Net increase (decrease) in net assets resulting from share transactions	(29,896,715)	(101,241,010)	(30,654,583)	84,559,841

TOTAL INCREASE (DECREASE)	(12,349,563)	(98,847,658)	13,653,662	101,943,292

Net assets:

Beginning of period	461,783,206	560,630,864	1,083,920,751	981,977,459
End of period	$449,433,643	$461,783,206	$1,097,574,413	$1,083,920,751

(a)	Class P Shares commenced operations on April 20, 2018.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUND

Statements of Changes in Net Assets (continued)

	Global Income Fund		Strategic Income Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:
Net investment income	$4,768,762	$10,429,095	$24,411,658	$126,373,084
Net realized gain (loss)	26,853,205	19,692,157	(50,491,479)	(40,895,733)
Net change in unrealized gain (loss)	5,391,299	(6,287,409)	34,140,681	(107,542,585)

Net increase (decrease) in net assets resulting from operations	37,013,266	23,833,843	8,060,860	(22,065,234)

Distributions to shareholders:
From distributable earnings:
Class A Shares	(453,765)	(1,017,618)	(2,810,948)	(1,046,263)
Class C Shares	(29,008)	(75,805)	(1,440,731)	(653,211)
Institutional Shares	(2,242,761)	(4,967,706)	(13,919,592)	(10,054,263)
Service Shares	(11,722)	(24,270)	—	—
Investor Shares	(465,092)	(934,660)	(1,212,034)	(635,964)
Class P Shares(a)	(73,438)	(116,187)	(5,193,041)	(1,794,734)
Class R Shares	—	—	(65,494)	(27,364)
Class R6 Shares	(2,523,059)	(3,792,977)	(119,783)	(224,128)
Return of capital:
Class A Shares	—	—	—	(6,491,310)
Class C Shares	—	—	—	(4,052,701)
Institutional Shares	—	—	—	(62,379,439)
Investor Shares	—	—	—	(3,945,699)
Class P Shares(a)	—	—	—	(11,135,030)
Class R Shares	—	—	—	(169,774)
Class R6 Shares	—	—	—	(1,390,551)

Total distributions to shareholders	(5,798,845)	(10,929,223)	(24,761,623)	(104,000,431)

From share transactions:
Proceeds from sales of shares	127,362,890	172,259,396	122,668,843	1,328,491,815
Reinvestment of distributions	5,625,752	10,461,498	22,192,842	93,927,115
Cost of shares redeemed	(98,384,272)	(325,070,222)	(455,985,459)	(4,164,007,815)

Net increase (decrease) in net assets resulting from share transactions	34,604,370	(142,349,328)	(311,123,774)	(2,741,588,885)

TOTAL INCREASE (DECREASE)	65,818,791	(129,444,708)	(327,824,537)	(2,867,654,550)

Net assets:

Beginning of period	616,512,069	745,956,777	1,767,381,262	4,635,035,812
End of period	$682,330,860	$616,512,069	$1,439,556,725	$1,767,381,262

(a)	Class P Shares commenced operations on April 20, 2018.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS BOND FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.06		$9.95	$10.14	$10.28	$10.44	$10.42

Net investment income(a)	0.13		0.25	0.21	0.19	0.21	0.17

Net realized and unrealized gain (loss)	0.41		0.12	(0.19)	(0.07)	(0.03)	0.25

Total from investment operations	0.54		0.37	0.02	0.12	0.18	0.42

Distributions to shareholders from net investment income	(0.15)		(0.24)	(0.18)	(0.25)	(0.34)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	(0.16)

Distributions to shareholders from return of capital	—		(0.02)	(0.03)	—	—	—

Total distributions	(0.15)		(0.26)	(0.21)	(0.26)	(0.34)	(0.40)

Net asset value, end of period	$10.45		$10.06	$9.95	$10.14	$10.28	$10.44

Total return(c)	5.35%		3.84%	0.22%	1.15%	1.83%	4.09%

Net assets, end of period (in 000s)	$88,427		$85,671	$101,231	$117,249	$129,351	$106,694

Ratio of net expenses to average net assets	0.78	%(d)	0.80%	0.79%	0.78%	0.78%	0.80%

Ratio of total expenses to average net assets	0.96	%(d)	1.00%	0.93%	0.97%	1.00%	1.06%

Ratio of net investment income to average net assets	2.59	%(d)	2.59%	2.03%	1.87%	2.00%	1.64%

Portfolio turnover rate(e)	370%		429%	372%	517%	588%	454%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.05		$9.95	$10.14	$10.27	$10.44	$10.41

Net investment income(a)	0.09		0.18	0.13	0.11	0.13	0.10

Net realized and unrealized gain (loss)	0.41		0.11	(0.18)	(0.05)	(0.03)	0.25

Total from investment operations	0.50		0.29	(0.05)	0.06	0.10	0.35

Distributions to shareholders from net investment income	(0.11)		(0.17)	(0.12)	(0.18)	(0.27)	(0.16)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	(0.16)

Distributions to shareholders from return of capital	—		(0.02)	(0.02)	—	—	—

Total distributions	(0.11)		(0.19)	(0.14)	(0.19)	(0.27)	(0.32)

Net asset value, end of period	$10.44		$10.05	$9.95	$10.14	$10.27	$10.44

Total return(c)	4.97%		2.97%	(0.53)%	0.50%	0.98%	3.41%

Net assets, end of period (in 000s)	$8,939		$8,217	$14,476	$19,081	$17,254	$11,813

Ratio of net expenses to average net assets	1.53	%(d)	1.55%	1.54%	1.53%	1.53%	1.56%

Ratio of total expenses to average net assets	1.71	%(d)	1.74%	1.68%	1.72%	1.75%	1.82%

Ratio of net investment income to average net assets	1.83	%(d)	1.82%	1.29%	1.10%	1.25%	0.97%

Portfolio turnover rate(e)	370%		429%	372%	517%	588%	454%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.05		$9.95	$10.14	$10.28	$10.44	$10.42

Net investment income(a)	0.15		0.28	0.24	0.23	0.24	0.22

Net realized and unrealized gain (loss)	0.41		0.12	(0.18)	(0.07)	(0.02)	0.24

Total from investment operations	0.56		0.40	0.06	0.16	0.22	0.46

Distributions to shareholders from net investment income	(0.16)		(0.28)	(0.21)	(0.29)	(0.38)	(0.28)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	(0.16)

Distributions to shareholders from return of capital	—		(0.02)	(0.04)	—	—	—

Total distributions	(0.16)		(0.30)	(0.25)	(0.30)	(0.38)	(0.44)

Net asset value, end of period	$10.45		$10.05	$9.95	$10.14	$10.28	$10.44

Total return(c)	5.53%		4.19%	0.56%	1.50%	2.18%	4.45%

Net assets, end of period (in 000s)	$137,696		$155,541	$314,928	$329,358	$279,435	$302,035

Ratio of net expenses to average net assets	0.44	%(d)	0.46%	0.45%	0.44%	0.44%	0.47%

Ratio of total expenses to average net assets	0.62	%(d)	0.64%	0.59%	0.63%	0.66%	0.73%

Ratio of net investment income to average net assets	2.94	%(d)	2.89%	2.37%	2.19%	2.33%	2.06%

Portfolio turnover rate(e)	370%		429%	372%	517%	588%	454%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Service Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.05		$9.95	$10.14	$10.28	$10.44	$10.42

Net investment income(a)	0.13		0.22	0.19	0.17	0.18	0.17

Net realized and unrealized gain (loss)	0.41		0.13	(0.18)	(0.06)	(0.01)	0.24

Total from investment operations	0.54		0.35	0.01	0.11	0.17	0.41

Distributions to shareholders from net investment income	(0.14)		(0.23)	(0.17)	(0.24)	(0.33)	(0.23)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	(0.16)

Distributions to shareholders from return of capital	—		(0.02)	(0.03)	—	—	—

Total distributions	(0.14)		(0.25)	(0.20)	(0.25)	(0.33)	(0.39)

Net asset value, end of period	$10.45		$10.05	$9.95	$10.14	$10.28	$10.44

Total return(c)	5.27%		3.67%	0.06%	0.99%	1.68%	3.94%

Net assets, end of period (in 000s)	$41		$66	$410	$1,293	$1,119	$15

Ratio of net expenses to average net assets	0.94	%(d)	0.96%	0.95%	0.94%	0.94%	0.96%

Ratio of total expenses to average net assets	1.13	%(d)	1.11%	1.09%	1.13%	1.17%	1.23%

Ratio of net investment income to average net assets	2.48	%(d)	2.28%	1.87%	1.69%	1.74%	1.61%

Portfolio turnover rate(e)	370%		429%	372%	517%	588%	454%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.02		$9.92	$10.11	$10.25	$10.40	$10.38

Net investment income(a)	0.15		0.28	0.23	0.22	0.23	0.19

Net realized and unrealized gain (loss)	0.41		0.11	(0.18)	(0.07)	(0.01)	0.26

Total from investment operations	0.56		0.39	0.05	0.15	0.22	0.45

Distributions to shareholders from net investment income	(0.16)		(0.27)	(0.20)	(0.28)	(0.37)	(0.27)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	(0.16)

Distributions to shareholders from return of capital	—		(0.02)	(0.04)	—	—	—

Total distributions	(0.16)		(0.29)	(0.24)	(0.29)	(0.37)	(0.43)

Net asset value, end of period	$10.42		$10.02	$9.92	$10.11	$10.25	$10.40

Total return(c)	5.50%		4.10%	0.47%	1.40%	2.18%	4.36%

Net assets, end of period (in 000s)	$35,936		$33,495	$36,267	$44,207	$39,939	$24,680

Ratio of net expenses to average net assets	0.53	%(d)	0.55%	0.54%	0.53%	0.53%	0.54%

Ratio of total expenses to average net assets	0.71	%(d)	0.75%	0.68%	0.72%	0.75%	0.80%

Ratio of net investment income to average net assets	2.84	%(d)	2.85%	2.27%	2.12%	2.23%	1.80%

Portfolio turnover rate(e)	370%		429%	372%	517%	588%	454%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$10.05	$9.87

Net investment income(b)	0.15	0.27

Net realized and unrealized gain	0.40	0.19

Total from investment operations	0.55	0.46

Distributions to shareholders from net investment income	(0.16)	(0.26)

Distributions to shareholders from return of capital	—	(0.02)

Total distributions	(0.16)	(0.28)

Net asset value, end of period	$10.44	$10.05

Total return(c)	5.64%	4.72%

Net assets, end of period (in 000s)	$91,965	$87,881

Ratio of net expenses to average net assets(d)	0.43%	0.44%

Ratio of total expenses to average net assets(d)	0.61%	0.67%

Ratio of net investment income to average net assets(d)	2.94%	3.00%

Portfolio turnover rate(e)	370%	429%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class R Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.05		$9.94	$10.13	$10.27	$10.43	$10.41

Net investment income(a)	0.12		0.23	0.18	0.16	0.18	0.15

Net realized and unrealized gain (loss)	0.40		0.12	(0.18)	(0.06)	(0.02)	0.25

Total from investment operations	0.52		0.35	—	0.10	0.16	0.40

Distributions to shareholders from net investment income	(0.13)		(0.22)	(0.16)	(0.23)	(0.32)	(0.22)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	(0.16)

Distributions to shareholders from return of capital	—		(0.02)	(0.03)	—	—	—

Total distributions	(0.13)		(0.24)	(0.19)	(0.24)	(0.32)	(0.38)

Net asset value, end of period	$10.44		$10.05	$9.94	$10.13	$10.27	$10.43

Total return(c)	5.23%		3.58%	(0.03)%	0.90%	1.58%	3.84%

Net assets, end of period (in 000s)	$6,902		$19,263	$22,970	$25,639	$9,241	$363

Ratio of net expenses to average net assets	1.03	%(d)	1.05%	1.04%	1.03%	1.03%	1.06%

Ratio of total expenses to average net assets	1.23	%(d)	1.25%	1.18%	1.22%	1.26%	1.33%

Ratio of net investment income to average net assets	2.43	%(d)	2.34%	1.78%	1.58%	1.77%	1.47%

Portfolio turnover rate(e)	370%		429%	372%	517%	588%	454%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016(a)
Per Share Data

Net asset value, beginning of period	$10.05		$9.95	$10.14	$10.28	$10.33

Net investment income(b)	0.15		0.29	0.24	0.23	0.16

Net realized and unrealized gain (loss)	0.40		0.11	(0.18)	(0.07)	0.08

Total from investment operations	0.55		0.40	0.06	0.16	0.24

Distributions to shareholders from net investment income	(0.16)		(0.28)	(0.22)	(0.29)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	—	(c)

Distributions to shareholders from return of capital	—		(0.02)	(0.03)	—	—

Total distributions	(0.16)		(0.30)	(0.25)	(0.30)	(0.29)

Net asset value, end of period	$10.44		$10.05	$9.95	$10.14	$10.28

Total return(d)	5.64%		4.10%	0.58%	1.51%	2.42%

Net assets, end of period (in 000s)	$79,527		$71,648	$70,350	$51,028	$10

Ratio of net expenses to average net assets	0.43	%(e)	0.45%	0.44%	0.43%	0.47	%(e)

Ratio of total expenses to average net assets	0.61	%(e)	0.65%	0.58%	0.60%	0.69	%(e)

Ratio of net investment income to average net assets	2.94	%(e)	2.95%	2.37%	2.24%	2.37	%(e)

Portfolio turnover rate(f)	370%		429%	372%	517%	588%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.41		$10.23	$10.40	$10.53	$10.64	$10.38

Net investment income(a)	0.12		0.25	0.19	0.19	0.21	0.20

Net realized and unrealized gain (loss)	0.45		0.19	(0.13)	(0.09)	(0.07)	0.29

Total from investment operations	0.57		0.44	0.06	0.10	0.14	0.49

Distributions to shareholders from net investment income	(0.14)		(0.26)	(0.23)	(0.23)	(0.25)	(0.23)

Net asset value, end of period	$10.84		$10.41	$10.23	$10.40	$10.53	$10.64

Total return(b)	5.50%		4.40%	0.56%	0.94%	1.35%	4.77%

Net assets, end of period (in 000s)	$109,048		$57,754	$62,399	$148,548	$142,299	$150,677

Ratio of net expenses to average net assets	0.78	%(c)	0.79%	0.79%	0.79%	0.78%	0.83%

Ratio of total expenses to average net assets	0.85	%(c)	0.86%	0.84%	0.84%	0.85%	0.85%

Ratio of net investment income to average net assets	2.30	%(c)	2.45%	1.82%	1.77%	1.98%	1.86%

Portfolio turnover rate(d)	346%		396%	273%	363%	450%	388%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.46		$10.29	$10.46	$10.59	$10.69	$10.43

Net investment income(a)	0.08		0.17	0.11	0.11	0.13	0.12

Net realized and unrealized gain (loss)	0.46		0.19	(0.13)	(0.09)	(0.06)	0.29

Total from investment operations	0.54		0.36	(0.02)	0.02	0.07	0.41

Distributions to shareholders from net investment income	(0.10)		(0.19)	(0.15)	(0.15)	(0.17)	(0.15)

Net asset value, end of period	$10.90		$10.46	$10.29	$10.46	$10.59	$10.69

Total return(b)	5.19%		3.52%	(0.18)%	0.20%	0.69%	3.98%

Net assets, end of period (in 000s)	$6,389		$6,585	$9,817	$15,714	$18,124	$19,477

Ratio of net expenses to average net assets	1.53	%(c)	1.54%	1.54%	1.54%	1.53%	1.58%

Ratio of total expenses to average net assets	1.60	%(c)	1.61%	1.59%	1.59%	1.60%	1.60%

Ratio of net investment income to average net assets	1.57	%(c)	1.67%	1.09%	1.02%	1.23%	1.12%

Portfolio turnover rate(d)	346%		396%	273%	363%	450%	388%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.45		$10.27	$10.45	$10.57	$10.68	$10.42

Net investment income(a)	0.14		0.27	0.23	0.22	0.24	0.23

Net realized and unrealized gain (loss)	0.46		0.21	(0.14)	(0.07)	(0.06)	0.30

Total from investment operations	0.60		0.48	0.09	0.15	0.18	0.53

Distributions to shareholders from net investment income	(0.16)		(0.30)	(0.27)	(0.27)	(0.29)	(0.27)

Net asset value, end of period	$10.89		$10.45	$10.27	$10.45	$10.57	$10.68

Total return(b)	5.76%		4.75%	0.81%	1.38%	1.69%	5.11%

Net assets, end of period (in 000s)	$198,192		$181,702	$850,477	$776,135	$697,260	$758,542

Ratio of net expenses to average net assets	0.44	%(c)	0.45%	0.45%	0.44%	0.44%	0.49%

Ratio of total expenses to average net assets	0.51	%(c)	0.51%	0.50%	0.50%	0.51%	0.51%

Ratio of net investment income to average net assets	2.64	%(c)	2.66%	2.20%	2.11%	2.31%	2.21%

Portfolio turnover rate(d)	346%		396%	273%	363%	450%	388%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Service Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.46		$10.28	$10.45	$10.58	$10.69	$10.43

Net investment income(a)	0.12		0.23	0.18	0.17	0.19	0.18

Net realized and unrealized gain (loss)	0.44		0.20	(0.14)	(0.09)	(0.07)	0.30

Total from investment operations	0.56		0.43	0.04	0.08	0.12	0.48

Distributions to shareholders from net investment income	(0.13)		(0.25)	(0.21)	(0.21)	(0.23)	(0.22)

Net asset value, end of period	$10.89		$10.46	$10.28	$10.45	$10.58	$10.69

Total return(b)	5.40%		4.23%	0.41%	0.79%	1.19%	4.59%

Net assets, end of period (in 000s)	$927		$855	$1,035	$1,522	$1,578	$1,882

Ratio of net expenses to average net assets	0.94	%(c)	0.95%	0.95%	0.94%	0.94%	0.99%

Ratio of total expenses to average net assets	1.01	%(c)	1.02%	1.00%	1.00%	1.01%	1.01%

Ratio of net investment income to average net assets	2.15	%(c)	2.28%	1.68%	1.61%	1.82%	1.71%

Portfolio turnover rate(d)	346%		396%	273%	363%	450%	388%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

`		Goldman Sachs Core Fixed Income Fund
		Investor Shares
		Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
				2019	2018	2017	2016	2015
	Per Share Data

	Net asset value, beginning of period	$10.42		$10.24	$10.41	$10.54	$10.65	$10.39

	Net investment income(a)	0.14		0.27	0.22	0.21	0.23	0.22

	Net realized and unrealized gain (loss)	0.44		0.20	(0.13)	(0.08)	(0.06)	0.30

	Total from investment operations	0.58		0.47	0.09	0.13	0.17	0.52

	Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.26)	(0.26)	(0.28)	(0.26)

	Net asset value, end of period	$10.85		$10.42	$10.24	$10.41	$10.54	$10.65

	Total return(b)	5.63%		4.66%	0.81%	1.19%	1.60%	5.03%

	Net assets, end of period (in 000s)	$31,367		$17,645	$45,129	$38,620	$5,058	$5,054

	Ratio of net expenses to average net assets	0.53	%(c)	0.54%	0.54%	0.53%	0.53%	0.56%

	Ratio of total expenses to average net assets	0.60	%(c)	0.60%	0.59%	0.59%	0.60%	0.60%

	Ratio of net investment income to average net assets	2.56	%(c)	2.66%	2.11%	2.01%	2.23%	2.10%

	Portfolio turnover rate(d)	346%		396%	273%	363%	450%	388%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$10.47	$10.20

Net investment income(b)	0.14	0.28

Net realized and unrealized gain	0.46	0.27

Total from investment operations	0.60	0.55

Distributions to shareholders from net investment income	(0.16)	(0.28)

Net asset value, end of period	$10.91	$10.47

Total return(c)	5.76%	5.50%

Net assets, end of period (in 000s)	$584,477	$595,010

Ratio of net expenses to average net assets(d)	0.43%	0.44%

Ratio of total expenses to average net assets(d)	0.50%	0.52%

Ratio of net investment income to average net assets(d)	2.68%	2.91%

Portfolio turnover rate(e)	346%	396%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class R Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.42		$10.24	$10.41	$10.54	$10.65	$10.39

Net investment income(a)	0.11		0.22	0.17	0.16	0.19	0.17

Net realized and unrealized gain (loss)	0.45		0.20	(0.14)	(0.09)	(0.08)	0.30

Total from investment operations	0.56		0.42	0.03	0.07	0.11	0.47

Distributions to shareholders from net investment income	(0.13)		(0.24)	(0.20)	(0.20)	(0.22)	(0.21)

Net asset value, end of period	$10.85		$10.42	$10.24	$10.41	$10.54	$10.65

Total return(b)	5.37%		4.14%	0.31%	0.69%	1.09%	4.51%

Net assets, end of period (in 000s)	$5,086		$4,444	$4,637	$944	$9,524	$1,126

Ratio of net expenses to average net assets	1.03	%(c)	1.04%	1.04%	1.03%	1.03%	1.07%

Ratio of total expenses to average net assets	1.10	%(c)	1.11%	1.09%	1.10%	1.11%	1.10%

Ratio of net investment income to average net assets	2.07	%(c)	2.20%	1.63%	1.50%	1.79%	1.60%

Portfolio turnover rate(d)	346%		396%	273%	363%	450%	388%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.46		$10.28	$10.45	$10.57	$10.52

Net investment income(b)	0.14		0.29	0.26	0.23	0.16

Net realized and unrealized gain (loss)	0.46		0.19	(0.16)	(0.08)	0.08

Total from investment operations	0.60		0.48	0.10	0.15	0.24

Distributions to shareholders from net investment income	(0.16)		(0.30)	(0.27)	(0.27)	(0.19)

Net asset value, end of period	$10.90		$10.46	$10.28	$10.45	$10.57

Total return(c)	5.76%		4.76%	0.92%	1.40%	2.34%

Net assets, end of period (in 000s)	$162,088		$219,927	$8,482	$56,117	$57,091

Ratio of net expenses to average net assets	0.43	%(d)	0.44%	0.43%	0.42%	0.43	%(d)

Ratio of total expenses to average net assets	0.50	%(d)	0.51%	0.47%	0.48%	0.49	%(d)

Ratio of net investment income to average net assets	2.70	%(d)	2.84%	2.50%	2.13%	2.36	%(d)

Portfolio turnover rate(e)	346%		396%	273%	363%	450%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Income Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.47		$12.17	$12.21	$12.24	$12.76	$12.70

Net investment income(a)	0.07		0.17	0.09	0.09	0.13	0.16

Net realized and unrealized gain	0.60		0.31	0.08	0.05	0.07	0.50

Total from investment operations	0.67		0.48	0.17	0.14	0.20	0.66

Distributions to shareholders from net investment income	(0.09)		(0.18)	(0.21)	(0.12)	(0.71)	(0.31)

Distributions to shareholders from net realized gains	—		—	—	(0.05)	(0.01)	(0.29)

Total distributions	(0.09)		(0.18)	(0.21)	(0.17)	(0.72)	(0.60)

Net asset value, end of period	$13.05		$12.47	$12.17	$12.21	$12.24	$12.76

Total return(b)	5.41%		3.99%	1.38%	1.14%	1.67%	5.27%

Net assets, end of period (in 000s)	$56,790		$63,453	$78,752	$136,317	$111,852	$64,939

Ratio of net expenses to average net assets	1.02	%(c)	1.03%	1.03%	1.03%	1.03%	1.03%

Ratio of total expenses to average net assets	1.14	%(c)	1.20%	1.14%	1.13%	1.15%	1.18%

Ratio of net investment income to average net assets	1.20	%(c)	1.39%	0.76%	0.71%	1.06%	1.26%

Portfolio turnover rate(d)	291%		302%	172%	289%	261%	226%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Income Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.37		$12.07	$12.11	$12.14	$12.67	$12.61

Net investment income(a)	0.03		0.08	0.01	— (b)	0.04	0.06

Net realized and unrealized gain	0.59		0.31	0.07	0.05	0.05	0.51

Total from investment operations	0.62		0.39	0.08	0.05	0.09	0.57

Distributions to shareholders from net investment income	(0.04)		(0.09)	(0.12)	(0.03)	(0.61)	(0.22)

Distributions to shareholders from net realized gains	—		—	—	(0.05)	(0.01)	(0.29)

Total distributions	(0.04)		(0.09)	(0.12)	(0.08)	(0.62)	(0.51)

Net asset value, end of period	$12.95		$12.37	$12.07	$12.11	$12.14	$12.67

Total return(c)	5.06%		3.24%	0.68%	0.42%	0.83%	4.53%

Net assets, end of period (in 000s)	$7,478		$8,725	$12,984	$20,808	$12,653	$6,592

Ratio of net expenses to average net assets	1.77	%(d)	1.78%	1.74%	1.74%	1.77%	1.77%

Ratio of total expenses to average net assets	1.89	%(d)	1.94%	1.89%	1.88%	1.90%	1.93%

Ratio of net investment income (loss) to average net assets	0.46	%(d)	0.63%	0.05%	(0.03)%	0.31%	0.50%

Portfolio turnover rate(e)	291%		302%	172%	289%	261%	226%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Income Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.45		$12.15	$12.19	$12.22	$12.74	$12.68

Net investment income(a)	0.09		0.21	0.13	0.13	0.17	0.20

Net realized and unrealized gain	0.60		0.31	0.08	0.05	0.07	0.50

Total from investment operations	0.69		0.52	0.21	0.18	0.24	0.70

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.25)	(0.16)	(0.75)	(0.35)

Distributions to shareholders from net realized gains	—		—	—	(0.05)	(0.01)	(0.29)

Total distributions	(0.11)		(0.22)	(0.25)	(0.21)	(0.76)	(0.64)

Net asset value, end of period	$13.03		$12.45	$12.15	$12.19	$12.22	$12.74

Total return(b)	5.59%		4.34%	1.72%	1.48%	2.00%	5.63%

Net assets, end of period (in 000s)	$265,025		$252,456	$321,021	$627,253	$639,915	$437,007

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.69%	0.69%	0.69%	0.70%

Ratio of total expenses to average net assets	0.80	%(c)	0.86%	0.80%	0.79%	0.81%	0.84%

Ratio of net investment income to average net assets	1.51	%(c)	1.73%	1.08%	1.05%	1.41%	1.60%

Portfolio turnover rate(d)	291%		302%	172%	289%	261%	226%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Income Fund
	Service Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.38		$12.09	$12.12	$12.16	$12.71	$12.66

Net investment income(a)	0.06		0.15	0.07	0.07	0.09	0.14

Net realized and unrealized gain	0.60		0.30	0.09	0.04	0.05	0.49

Total from investment operations	0.66		0.45	0.16	0.11	0.14	0.63

Distributions to shareholders from net investment income	(0.08)		(0.16)	(0.19)	(0.10)	(0.68)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	(0.05)	(0.01)	(0.29)

Total distributions	(0.08)		(0.16)	(0.19)	(0.15)	(0.69)	(0.58)

Net asset value, end of period	$12.96		$12.38	$12.09	$12.12	$12.16	$12.71

Total return(b)	5.35%		3.75%	1.31%	0.90%	1.23%	5.03%

Net assets, end of period (in 000s)	$740		$1,930	$1,799	$2,772	$2,280	$358

Ratio of net expenses to average net assets	1.19	%(c)	1.19%	1.19%	1.19%	1.18%	1.20%

Ratio of total expenses to average net assets	1.30	%(c)	1.36%	1.30%	1.29%	1.29%	1.34%

Ratio of net investment income to average net assets	1.04	%(c)	1.24%	0.60%	0.56%	0.75%	1.12%

Portfolio turnover rate(d)	291%		302%	172%	289%	261%	226%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Income Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.43		$12.13	$12.17	$12.20	$12.72	$12.66

Net investment income(a)	0.09		0.20	0.12	0.11	0.16	0.15

Net realized and unrealized gain	0.60		0.31	0.08	0.06	0.07	0.54

Total from investment operations	0.69		0.51	0.20	0.17	0.23	0.69

Distributions to shareholders from net investment income	(0.11)		(0.21)	(0.24)	(0.15)	(0.74)	(0.34)

Distributions to shareholders from net realized gains	—		—	—	(0.05)	(0.01)	(0.29)

Total distributions	(0.11)		(0.21)	(0.24)	(0.20)	(0.75)	(0.63)

Net asset value, end of period	$13.01		$12.43	$12.13	$12.17	$12.20	$12.72

Total return(b)	5.56%		4.25%	1.63%	1.39%	1.95%	5.54%

Net assets, end of period (in 000s)	$54,797		$53,615	$62,988	$97,332	$31,548	$10,261

Ratio of net expenses to average net assets	0.76	%(c)	0.78%	0.78%	0.78%	0.78%	0.77%

Ratio of total expenses to average net assets	0.89	%(c)	0.95%	0.89%	0.88%	0.90%	0.90%

Ratio of net investment income to average net assets	1.44	%(c)	1.64%	1.00%	0.90%	1.26%	1.20%

Portfolio turnover rate(d)	291%		302%	172%	289%	261%	226%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Income Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$12.46	$12.10

Net investment income(b)	0.09	0.21

Net realized and unrealized gain	0.60	0.36

Total from investment operations	0.69	0.57

Distributions to shareholders from net investment income	(0.11)	(0.21)

Net asset value, end of period	$13.04	$12.46

Total return(c)	5.59%	4.77%

Net assets, end of period (in 000s)	$8,193	$8,170

Ratio of net expenses to average net assets(d)	0.68%	0.69%

Ratio of total expenses to average net assets(d)	0.79%	0.87%

Ratio of net investment income to average net assets(d)	1.53%	1.82%

Portfolio turnover rate(e)	291%	302%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.45		$12.16	$12.19	$12.22	$12.55

Net investment income(b)	0.09		0.21	0.15	0.11	0.09

Net realized and unrealized gain	0.61		0.30	0.07	0.07	0.26

Total from investment operations	0.70		0.51	0.22	0.18	0.35

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.25)	(0.16)	(0.67)

Distributions to shareholders from net realized gains	—		—	—	(0.05)	(0.01)

Total distributions	(0.11)		(0.22)	(0.25)	(0.21)	(0.68)

Net asset value, end of period	$13.04		$12.45	$12.16	$12.19	$12.22

Total return(c)	5.68%		4.35%	1.73%	1.50%	2.92%

Net assets, end of period (in 000s)	$289,308		$228,163	$268,413	$5,468	$520

Ratio of net expenses to average net assets	0.67	%(d)	0.68%	0.68%	0.67%	0.68	%(d)

Ratio of total expenses to average net assets	0.79	%(d)	0.85%	0.78%	0.77%	0.79	%(d)

Ratio of net investment income to average net assets	1.51	%(d)	1.74%	1.25%	0.92%	1.10	%(d)

Portfolio turnover rate(e)	291%		302%	172%	289%	261%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.28		$9.54	$9.70	$9.41	$10.06	$10.64

Net investment income(a)	0.13		0.35	0.17	0.19	0.28	0.22

Net realized and unrealized gain (loss)	(0.10)		(0.31)	(0.25)	0.26	(0.52)	(0.51)

Total from investment operations	0.03		0.04	(0.08)	0.45	(0.24)	(0.29)

Distributions to shareholders from net investment income	(0.14)		(0.05)	(0.05)	(0.11)	(0.41)	(0.29)

Distributions to shareholders from return of capital	—		(0.25)	(0.03)	(0.05)	—	— (b)

Total distributions	(0.14)		(0.30)	(0.08)	(0.16)	(0.41)	(0.29)

Net asset value, end of period	$9.17		$9.28	$9.54	$9.70	$9.41	$10.06

Total return(c)	0.27%		0.46%	(0.86)%	4.84%	(2.49)%	(2.78)%

Net assets, end of period (in 000s)	$146,978		$202,337	$311,146	$646,435	$1,383,885	$2,648,848

Ratio of net expenses to average net assets	1.00	%(d)	0.99%	0.95%	0.92%	0.90%	0.91%

Ratio of total expenses to average net assets	1.05	%(d)	1.01%	0.95%	0.93%	0.91%	0.91%

Ratio of net investment income to average net assets	2.89	%(d)	3.72%	1.81%	1.96%	2.83%	2.10%

Portfolio turnover rate(e)	205%		169%	128%	184%	212%	188%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.25		$9.52	$9.71	$9.41	$10.06	$10.64

Net investment income(a)	0.10		0.28	0.10	0.12	0.21	0.14

Net realized and unrealized gain (loss)	(0.10)		(0.32)	(0.26)	0.28	(0.52)	(0.51)

Total from investment operations	—		(0.04)	(0.16)	0.40	(0.31)	(0.37)

Distributions to shareholders from net investment income	(0.10)		(0.04)	(0.02)	(0.07)	(0.34)	(0.21)

Distributions to shareholders from return of capital	—		(0.19)	(0.01)	(0.03)	—	— (b)

Total distributions	(0.10)		(0.23)	(0.03)	(0.10)	(0.34)	(0.21)

Net asset value, end of period	$9.15		$9.25	$9.52	$9.71	$9.41	$10.06

Total return(c)	0.00%		(0.41)%	(1.60)%	4.25%	(3.21)%	(3.51)%

Net assets, end of period (in 000s)	$118,311		$150,514	$252,929	$448,657	$710,230	$1,096,577

Ratio of net expenses to average net assets	1.75	%(d)	1.74%	1.70%	1.60%	1.65%	1.66%

Ratio of total expenses to average net assets	1.80	%(d)	1.76%	1.70%	1.68%	1.66%	1.66%

Ratio of net investment income to average net assets	2.17	%(d)	2.97%	1.01%	1.26%	2.08%	1.34%

Portfolio turnover rate(e)	205%		169%	128%	184%	212%	188%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.28		$9.55	$9.70	$9.41	$10.06	$10.64

Net investment income(a)	0.15		0.38	0.20	0.22	0.31	0.25

Net realized and unrealized gain (loss)	(0.10)		(0.32)	(0.25)	0.26	(0.52)	(0.50)

Total from investment operations	0.05		0.06	(0.05)	0.48	(0.21)	(0.25)

Distributions to shareholders from net investment income	(0.15)		(0.06)	(0.07)	(0.13)	(0.44)	(0.33)

Distributions to shareholders from return of capital	—		(0.27)	(0.03)	(0.06)	—	— (b)

Total distributions	(0.15)		(0.33)	(0.10)	(0.19)	(0.44)	(0.33)

Net asset value, end of period	$9.18		$9.28	$9.55	$9.70	$9.41	$10.06

Total return(c)	0.56%		0.71%	(0.49)%	5.19%	(2.16)%	(2.45)%

Net assets, end of period (in 000s)	$798,821		$950,665	$3,849,088	$6,435,385	$11,261,977	$18,685,774

Ratio of net expenses to average net assets	0.66	%(d)	0.65%	0.61%	0.58%	0.56%	0.57%

Ratio of total expenses to average net assets	0.71	%(d)	0.66%	0.61%	0.59%	0.57%	0.57%

Ratio of net investment income to average net assets	3.25	%(d)	4.10%	2.08%	2.31%	3.17%	2.43%

Portfolio turnover rate(e)	205%		169%	128%	184%	212%	188%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.28		$9.55	$9.70	$9.41	$10.06	$10.63

Net investment income(a)	0.15		0.37	0.19	0.21	0.31	0.24

Net realized and unrealized gain (loss)	(0.11)		(0.32)	(0.24)	0.26	(0.53)	(0.49)

Total from investment operations	0.04		0.05	(0.05)	0.47	(0.22)	(0.25)

Distributions to shareholders from net investment income	(0.15)		(0.05)	(0.07)	(0.13)	(0.43)	(0.32)

Distributions to shareholders from return of capital	—		(0.27)	(0.03)	(0.05)	—	— (b)

Total distributions	(0.15)		(0.32)	(0.10)	(0.18)	(0.43)	(0.32)

Net asset value, end of period	$9.17		$9.28	$9.55	$9.70	$9.41	$10.06

Total return(c)	0.40%		0.61%	(0.56)%	5.10%	(2.24)%	(2.44)%

Net assets, end of period (in 000s)	$66,743		$96,019	$189,884	$345,997	$332,917	$684,204

Ratio of net expenses to average net assets	0.75	%(d)	0.74%	0.70%	0.67%	0.65%	0.66%

Ratio of total expenses to average net assets	0.80	%(d)	0.76%	0.70%	0.68%	0.66%	0.66%

Ratio of net investment income to average net assets	3.18	%(d)	3.98%	2.01%	2.23%	3.09%	2.34%

Portfolio turnover rate(e)	205%		169%	128%	184%	212%	188%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.27	$9.62

Net investment income(b)	0.15	0.33

Net realized and unrealized gain (loss)	(0.11)	(0.35)

Total from investment operations	0.04	(0.02)

Distributions to shareholders from net investment income	(0.15)	(0.06)

Distributions to shareholders from return of capital	—	(0.27)

Total distributions	(0.15)	(0.33)

Net asset value, end of period	$9.16	$9.27

Total return(c)	0.45%	(0.12)%

Net assets, end of period (in 000s)	$297,234	$336,979

Ratio of net expenses to average net assets(d)	0.65%	0.64%

Ratio of total expenses to average net assets(d)	0.70%	0.68%

Ratio of net investment income to average net assets(d)	3.26%	3.84%

Portfolio turnover rate(e)	205%	169%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class R Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.26		$9.53	$9.70	$9.40	$10.05	$10.63

Net investment income(a)	0.12		0.32	0.14	0.16	0.25	0.19

Net realized and unrealized gain (loss)	(0.11)		(0.31)	(0.25)	0.28	(0.52)	(0.51)

Total from investment operations	0.01		0.01	(0.11)	0.44	(0.27)	(0.32)

Distributions to shareholders from net investment income	(0.12)		(0.05)	(0.04)	(0.10)	(0.38)	(0.26)

Distributions to shareholders from return of capital	—		(0.23)	(0.02)	(0.04)	—	— (b)

Total distributions	(0.12)		(0.28)	(0.06)	(0.14)	(0.38)	(0.26)

Net asset value, end of period	$9.15		$9.26	$9.53	$9.70	$9.40	$10.05

Total return(c)	0.26%		0.10%	(1.12)%	4.71%	(2.73)%	3.03%

Net assets, end of period (in 000s)	$4,627		$4,986	$7,361	$9,577	$9,399	$9,418

Ratio of net expenses to average net assets	1.25	%(d)	1.24%	1.20%	1.14%	1.15%	1.16%

Ratio of total expenses to average net assets	1.30	%(d)	1.26%	1.20%	1.18%	1.16%	1.16%

Ratio of net investment income to average net assets	2.65	%(d)	3.46%	1.46%	1.66%	2.58%	1.85%

Portfolio turnover rate(e)	205%		169%	128%	184%	212%	188%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.28		$9.55	$9.70	$9.41	$10.04

Net investment income(b)	0.15		0.35	0.21	0.21	0.20

Net realized and unrealized gain (loss)	(0.11)		(0.29)	(0.26)	0.27	(0.50)

Total from investment operations	0.04		0.06	(0.05)	0.48	(0.30)

Distributions to shareholders from net investment income	(0.15)		(0.10)	(0.06)	(0.13)	(0.33)

Distributions to shareholders from return of capital	—		(0.23)	(0.04)	(0.06)	—

Total distributions	(0.15)		(0.33)	(0.10)	(0.19)	(0.33)

Net asset value, end of period	$9.17		$9.28	$9.55	$9.70	$9.41

Total return(c)	0.45%		0.70%	(0.48)%	5.21%	(3.05)%

Net assets, end of period (in 000s)	$6,843		$25,882	$24,628	$66,431	$19,708

Ratio of net expenses to average net assets	0.65	%(d)	0.64%	0.60%	0.56%	0.53	%(d)

Ratio of total expenses to average net assets	0.70	%(d)	0.66%	0.60%	0.57%	0.55	%(d)

Ratio of net investment income to average net assets	3.26	%(d)	3.73%	2.14%	2.18%	3.19	%(d)

Portfolio turnover rate(e)	205%		169%	128%	184%	212%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Bond and Core Fixed Income	A, C, Institutional, Service, Investor, P, R and R6	Diversified
Global Income	A, C, Institutional, Service, Investor, P and R6	Non-diversified
Strategic Income	A, C, Institutional, Investor, P, R and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P, Class R, and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Bond, Core Fixed Income and Strategic Income Funds pursuant to management agreements with the Trust. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser pursuant to a management agreement with the Trust on behalf of the Global Income Fund (the management agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy and underlying funds (“Underlying Funds”) is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

118

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Bond	Daily/Monthly	Annually
Core Fixed Income	Daily/Monthly	Annually
Global Income	Daily/Monthly	Annually
Strategic Income	Monthly/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for

119

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issue challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii.  Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real

120

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby the Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi.  Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

viii.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund ] will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value

121

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$207,299,236	$—

Mortgage-Backed Obligations	—	250,966,304	—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	35,997,301	12,777,473	—

Asset-Backed Securities	—	37,857,492	—

Foreign Debt Obligations	—	6,413,055	—

Municipal Debt Obligations	—	9,702,452	—

Investment Company	9,593,378	—	—

Short-term Investments	—	9,466,851	—

Total	$45,590,679	$534,482,863	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(12,809,448)	$—

Total	$—	$(12,809,448)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,164,776	$—

Futures Contracts(a)	286,732	—	—

Interest Rate Swap Contracts(a)	—	2,852,526	—

Credit Default Swap Contracts(a)	—	361,728	—

Options Purchased	—	215,990	—

Total	$286,732	$4,595,020	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,412,538)	$—

Futures Contracts(a)	(933,356)	—	—

Interest Rate Swap Contracts(a)	—	(1,529,117)	—

Credit Default Swap Contracts(a)	—	(174,810)	—

Written Option Contracts	—	(883,090)	—

Total	$(933,356)	$(3,999,555)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$476,701,829	$—

Mortgage-Backed Obligations	—	541,845,757	—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	127,164,940	58,253,351	—

Asset-Backed Securities	—	96,374,616	—

Foreign Debt Obligations	—	19,293,650	—

Municipal Debt Obligations	—	21,968,944	—

Short-term Investments	—	46,062,847	—

Total	$127,164,940	$1,260,500,994	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(31,993,775)	$—

Total	$—	$(31,993,775)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

125

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$573,841	$—

Futures Contracts(a)	94,150	—	—

Interest Rate Swap Contracts(a)	—	2,480,270	—

Credit Default Swap Contracts(a)	—	434,925	—

Options Purchased	—	199,798	—

Total	$94,150	$3,688,834	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(712,155)	$—

Futures Contracts(a)	(1,139,210)	—	—

Interest Rate Swap Contracts(a)	—	(1,325,142)	—

Credit Default Swap Contracts(a)	—	(5,841)	—

Written Option Contracts	—	(837,610)	—

Total	$(1,139,210)	$(2,880,748)	$—

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Foreign Sovereign Debt Obligations	$165,472,653	$79,745,423	$—

Corporate Obligations	—	223,767,752	—

Asset-Backed Securities	—	50,919,134	—

Mortgage-Backed Obligations	—	192,961,718	—

U.S. Government Agencies	—	2,679,156	—

Municipal Debt Obligation	—	2,738,194	—

Investment Company	46,043,669	—	—

Total	$211,516,322	$552,811,377	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(10,431,069)	$—

Total	$—	$(10,431,069)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

126

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$4,691,688	$—

Futures Contracts(a)	658,346	—	—

Interest Rate Swap Contracts(a)	—	3,885,816	—

Credit Default Swap Contracts(a)	—	445,451	—

Options Purchased	—	249,585	—

Total	$658,346	$9,272,540	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,312,194)	$—

Futures Contracts(a)	(1,794,466)	—	—

Interest Rate Swap Contracts(a)	—	(2,286,670)	—

Credit Default Swap Contracts(a)	—	(292,595)	—

Written Option Contracts	—	(1,010,416)	—

Total	$(1,794,466)	$(4,901,875)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$29,179,042	$—

Corporate Obligations	—	417,654,058	—

Mortgage-Backed Obligations	—	508,974,432	—

Asset-Backed Securities	—	341,249,561	—

Foreign Debt Obligations	45,460,144	27,961,868	—

Municipal Debt Obligations	—	20,888,700	—

U.S. Treasury Obligations	56,328,268	—	—

Investment Company	35,915,569	—	—

Short-term Investments	—	90,373,165	—

Total	$137,703,981	$1,436,280,826	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(32,149,218)	$—

Total	$—	$(32,149,218)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

127

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$7,765,080	$—

Futures Contracts(a)	5,926,168	—	—

Interest Rate Swap Contracts(a)	—	30,230,232	—

Credit Default Swap Contracts(a)	—	6,995,115	—

Total Return Swap Contracts(a)	—	22,655	—

Options Purchased	—	2,103,913	—

Total	$5,926,168	$47,116,995	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(9,071,657)	$—

Futures Contracts(a)	(5,822,241)	—	—

Interest Rate Swap Contracts(a)	—	(18,634,471)	—

Credit Default Swap Contracts(a)	—	(1,386,054)	—

Total Return Swap Contracts(a)	—	(80,645)	—

Written Option Contracts	—	(8,769,179)	—

Total	$(5,822,241)	$(37,942,006)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2019. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

BOND
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$3,355,248	(a)	Variation margin on swap contracts; Variation margin on futures contracts; Written options, at value	$(3,345,563)	(a)
Credit	Variation margin on swap contracts	361,728	(a)	Payable for unrealized loss on swap contracts; Payable for unrealized loss on swap contracts	(174,810)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	1,164,776		Payable for unrealized loss on forward foreign currency exchange contracts.	(1,412,538)
Total		$4,881,752			$(4,932,911)

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4. INVESTMENTS IN DERIVATIVES (continued)

CORE FIXED INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts; Purchased options, at value	$2,774,218	(a)	Variation margin on swap contracts; Variation margin on futures contracts; Written options, at value	$(3,301,962)	(a)
Credit	Variation margin on swap contracts	434,925	(a)	Variation margin on swap contracts	(5,841)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	573,841		Payable for unrealized loss on forward foreign currency exchange contracts.	(712,155)
Total		$3,782,984			$(4,019,958)

GLOBAL INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$4,793,747	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(5,091,552)	(a)
Credit	Variation margin on swap contracts	445,451	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	(292,595)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	4,691,688		Payable for unrealized loss on forward foreign currency exchange contracts.	(1,312,194)
Total		$9,930,886			$(6,696,341)

STRATEGIC INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$38,282,115	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(33,306,536)	(a)
Credit	Variation margin on swap contracts	6,995,115	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	(1,386,054)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	7,765,080		Payable for unrealized loss on forward foreign currency exchange contracts.	(9,071,657)
Total		$53,043,163			$(43,764,247)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts includes $174,719, $270,572 and $641,398, for the Bond, Global Income and Strategic Income Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

BOND
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, swap contracts and written option contracts/Net change in unrealized gain (loss) on purchased options contracts, futures contracts, swap contracts and written option contracts	$9,922,336	$(1,772,433)	1,481
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(399,182)	397,762	33
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	212,400	(264,444)	452
Total		$9,735,554	$(1,639,115)	1,966

CORE FIXED INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts and swap contracts/Net change in unrealized gain (loss) on purchased options contracts, futures contracts and swap contracts	$11,482,678	$(1,840,030)	1,536
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(258,455)	392,629	8
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	2,109,473	(434,045)	232
Total		$13,333,696	$(1,881,446)	1,776

GLOBAL INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, swap contracts and written options /Net change in unrealized gain (loss) on purchased options contracts, futures contracts, swap contracts and written options	$11,404,144	$(2,114,340)	1,558
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	576,983	(68,832)	13
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	8,689,114	(812,072)	460
Total		$20,670,241	$(2,995,244)	2,031

(a)	Average number of contracts is based on the average of month end balances for the six month ended September 30, 2019.

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4. INVESTMENTS IN DERIVATIVES (continued)

STRATEGIC INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, swap contracts and written options /Net change in unrealized gain (loss) on purchased options, futures contracts, swap contracts and written options contracts	$(5,271,718)	$4,772,217	10,733
Credit	Net realized gain (loss) from purchased options contracts and swap contracts/Net change in unrealized gain (loss) on swap contracts	(2,910,025)	7,436,461	22
Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	1,509,406	1,146,469	1
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	2,163,165	(3,456,249)	455
Total		$(4,509,172)	$9,898,898	11,211

(a)	Average number of contracts is based on the average of month end balances for the six month ended September 30, 2019.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM and GSAMI believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2019:

Global Income Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Options Written	Swaps	Forward Currency Contracts	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Barclays Bank PLC	$37,337	$—	$—	$37,337	$(81,059)	$(7,722)	$—	$(88,781)	$(51,444)	$—	$(51,444)
BofA Securities LLC	—	—	—	—	(298,064)	—	—	(298,064)	(298,064)	—	(298,064)
Citibank NA	14,036	—	—	14,036	—	(176,709)	—	(176,709)	(162,673)	—	(162,673)
Deutsche Bank AG (London)	15,912	—	—	15,912	(133,698)	(1,522)	—	(135,220)	(119,308)	—	(119,308)
JPMorgan Securities, Inc.	60,907	39,091	—	99,998	(276,310)	(84,619)	—	(360,929)	(260,931)	260,000	(931)
MS & Co. Int. PLC	—	—	4,691,688	4,691,688	—	—	(1,312,194)	(1,312,194)	3,379,494	—	3,379,494
UBS AG (London)	121,393	—	—	121,393	(221,285)	—	—	(221,285)	(99,892)	—	(99,892)

Total	$249,585	$39,091	$4,691,688	$4,980,364	$(1,010,416)	$(270,572)	$(1,312,194)	$(2,593,182)	$2,387,182	$2,387,182	$1,376,766
(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Strategic Income Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Barclays Bank PLC	$292,143	$—	$—	$292,143	$(174,152)	$—	$(560,016)	$(734,168)	$(442,025)	$420,000	$(22,025)
Citibank NA	111,641	—	—	111,641	(38,415)	—	—	(38,415)	73,226	—	73,226
CS International (London)	—	22,655	—	22,655	—	—	—	—	22,655	—	22,655
Deutsche Bank AG (London)	126,170	—	—	126,170	(185,309)	—	(2,757,856)	(2,943,165)	(2,816,995)	220,000	(2,596,995)
JPMorgan Securities, Inc.	623,284	—	—	623,284	(142,846)	—	(2,745,678)	(2,888,524)	(2,265,240)	2,160,000	(105,240)
MS & Co. Int. PLC	—	251,672	7,765,080	8,016,752	—	(9,071,657)	—	(9,071,657)	(1,054,905)	1,054,905	—
UBS AG (London)	950,675	—	—	950,675	(100,676)	—	(2,705,629)	(2,806,305)	(1,855,630)	1,855,630	—

Total	$2,103,913	$274,327	$7,765,080	$10,143,320	(641,398)	$(9,071,657)	$(8,769,179)	$(18,482,234)	$(8,338,914)	$5,710,535	$(2,628,379)
(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM and GSAMI manage the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM and GSAMI are entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2019, contractual and effective net management fees with GSAM and GSAMI were at the following rates:

	Contractual Management Rate						Effective Net Management Rate*
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion	Effective Rate
Bond	0.41%	0.37%	0.35%	0.34%	0.34%	0.41%	0.40%
Core Fixed Income	0.40	0.36	0.34	0.33	0.32	0.40	0.39
Global Income	0.65	0.59	0.56	0.55	0.54	0.65	0.64
Strategic Income	0.60	0.54	0.51	0.50	0.49	0.58	0.57

*	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM and GSAMI have agreed to waive a portion of their management fee payable by the Funds in an amount equal to the management fee they earn as investment advisers to the affiliated Underlying Fund in which the Funds invest. For the six months ended September 30, 2019, GSAM waived $32,567, $60,635 and $112,303 of the Fund’s management fee for the Bond, Core Fixed Income and Strategic Income Funds, respectively. For the six months ended September 30, 2019, GSAMI waived $39,514 of the Global Income Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2019, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Bond	$1,766	$39
Core Fixed Income	2,909	334
Global Income	637	11
Strategic Income	3,729	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and/or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.13% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Effective July 30, 2019, Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Global Income Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM and GSAMI have agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM and GSAMI for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Bond, Core Fixed Income, Global Income and Strategic Income Funds are 0.004%, 0.014%, 0.004% and 0.054%, respectively. These Other Expense limitations will remain in place through at least July 29, 2020 and prior to such date GSAM and GSAMI may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Bond	$32,567	$527	$—	$374,394	$407,488
Core Fixed Income	60,635	336	—	321,775	382,746
Global Income	39,514	6,715	69	335,683	381,981
Strategic Income	112,303	1,502	—	237,193	350,998

G.  Line of Credit Facility — As of September 30, 2019, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2019, the Funds did not have any borrowings under the facility. Prior to April 30, 2019 the facility was $770,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2019, Goldman Sachs earned $30,043, $36,089 and $312,363 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Bond, Core Fixed Income and Strategic Income Funds, respectively.

As of September 30, 2019, the following Fund of Funds Portfolios were the beneficial owners of approximately 5% or more of total outstanding shares of the following Fund:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio
Global Income	22%	17%

As of September 30, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 40% or more of outstanding Service Shares of Goldman Sachs Bond Fund.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended September 30, 2019:

Fund	Market Value as of March 31, 2019	Purchases at Cost	Proceeds from Sales	Market Value as of September 30, 2019	Shares as of September 30, 2019	Dividend Income
Bond	$45,426,180	$190,746,328	$ (226,579,130)	$9,593,378	9,593,378	$447,830
Core Fixed Income	82,512,155	451,795,967	(534,308,122)	—	—	845,033
Global Income	35,651,263	216,091,297	(205,698,891)	46,043,669	46,043,669	546,923
Strategic Income	21,405,495	838,170,004	(823,659,930)	35,915,569	35,915,569	1,556,616

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the investment in the shares of an issuer deemed to be an affiliate by the Strategic Income Fund for the six months ended September 30, 2019:

Name of Affiliated Issuer	Market Value as of March 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain Loss	Net Change in Unrealized Gain (loss)	Market Value as of September 30, 2019
Montage Resource Corp. — Common Stock	$28,801,743	$—	$(19,652,428)	$(50,144,332)	$40,995,017	$—

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2019, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Bond	$1,822,198,975	$62,971,112	$1,763,671,030	$80,712,328
Core Fixed Income	3,979,746,333	152,478,109	3,905,982,274	109,437,276
Global Income	1,327,724,797	703,825,842	1,274,559,549	652,684,759
Strategic Income	2,693,172,427	197,135,165	2,472,678,470	584,585,440

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2019, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Core Fixed Income	Global Income	Strategic Income
Capital loss carryforwards:
Perpetual Short-Term	$(8,809,274)	$(10,640,997)	$(3,773,661)	$(1,226,425,904)
Perpetual Long-Term	(8,605,687)	(8,094,551)	(4,647,018)	(739,520,855)
Total capital loss carryforwards	$(17,414,961)	$(18,735,548)	$(8,420,679)	$(1,965,946,759)
Timing differences (Qualified Late Year Loss Deferral/Post October Loss Deferral, Straddle Loss Deferral/Distributions Payable)	$(1,225,530)	$(2,513,782)	$(3,367,356)	$(54,028,914)

As of September 30, 2019, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond	Core Fixed Income	Global Income	Strategic Income
Tax Cost	$571,122,980	$1,353,492,782	$752,684,317	$1,630,005,542
Gross unrealized gain	15,697,123	38,882,796	25,465,092	46,281,273
Gross unrealized loss	(6,746,561)	(4,709,644)	(13,821,710)	(102,302,008)
Net unrealized gains (losses)	$8,950,562	$34,173,152	$11,643,382	$ (56,020,735)

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7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts and options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, and material modification of debt securities.

GSAM and GSAMI have reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

8. OTHER RISKS (continued)

markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the

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8. OTHER RISKS (continued)

borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM and GSAMI believe the risk of loss under these arrangements to be remote.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

10. OTHER MATTERS

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended September 30, 2019. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Funds.

Upon evaluation, GSAM has concluded that the change in accounting principle does not materially impact the financial statement amounts.

On November 5, 2019, a definitive proxy statement (“proxy”) was filed with the SEC to elect certain Trustees to the Trust. The Funds will amortize their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM and GSAMI have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Bond Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	742,416	$7,628,027	2,185,022	$21,344,637
Reinvestment of distributions	110,759	1,141,314	244,979	2,403,950
Shares redeemed	(909,770)	(9,324,772)	(4,082,586)	(40,074,225)
	(56,595)	(555,431)	(1,652,585)	(16,325,638)
Class C Shares
Shares sold	171,702	1,777,450	147,909	1,442,442
Reinvestment of distributions	7,301	75,160	17,007	166,764
Shares redeemed	(140,589)	(1,433,600)	(802,598)	(7,844,001)
	38,414	419,010	(637,682)	(6,234,795)
Institutional Shares
Shares sold	1,798,543	18,420,905	4,100,590	40,262,334
Reinvestment of distributions	218,892	2,253,858	609,579	5,980,318
Shares redeemed	(4,307,480)	(44,267,761)	(20,893,643)	(204,776,401)
	(2,290,045)	(23,592,998)	(16,183,474)	(158,533,749)
Service Shares
Shares sold	92	942	5,639	55,456
Reinvestment of distributions	69	703	584	5,733
Shares redeemed	(2,715)	(27,845)	(40,944)	(397,946)
	(2,554)	(26,200)	(34,721)	(336,757)
Investor Shares
Shares sold	444,766	4,556,846	1,066,729	10,426,901
Reinvestment of distributions	51,716	531,204	96,964	948,365
Shares redeemed	(387,749)	(3,949,569)	(1,478,173)	(14,438,629)
	108,733	1,138,481	(314,480)	(3,063,363)
Class P Shares(a)
Shares sold	775,826	7,988,167	12,346,083	121,371,840
Reinvestment of distributions	137,863	1,420,068	217,924	2,132,258
Shares redeemed	(851,590)	(8,760,749)	(3,820,573)	(37,001,641)
	62,099	647,486	8,743,434	86,502,457
Class R Shares
Shares sold	101,423	1,033,572	450,536	4,416,959
Reinvestment of distributions	8,409	86,455	18,226	178,638
Shares redeemed	(1,366,404)	(14,027,614)	(861,666)	(8,435,190)
	(1,256,572)	(12,907,587)	(392,904)	(3,839,593)
Class R6 Shares
Shares sold	929,700	9,532,488	1,983,266	19,401,009
Reinvestment of distributions	115,235	1,187,304	207,082	2,031,428
Shares redeemed	(558,599)	(5,739,268)	(2,134,114)	(20,842,009)
	486,336	4,980,524	56,234	590,428

NET DECREASE	(2,910,184)	$(29,896,715)	(10,416,178)	$(101,241,010)

(a)	Class P Shares commenced operations on April 20, 2018.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Core Fixed Income Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,350,072	$57,980,317	859,937	$8,728,376
Reinvestment of distributions	76,748	820,245	139,982	1,421,931
Shares redeemed	(918,295)	(9,817,423)	(1,549,770)	(15,676,729)
	4,508,525	48,983,139	(549,851)	(5,526,422)
Class C Shares
Shares sold	163,303	1,740,849	124,329	1,268,027
Reinvestment of distributions	5,618	60,226	12,779	130,458
Shares redeemed	(212,159)	(2,277,215)	(462,158)	(4,706,160)
	(43,238)	(476,140)	(325,050)	(3,307,675)
Institutional Shares
Shares sold	9,694,176	103,338,524	4,845,565	49,377,460
Reinvestment of distributions	285,105	3,059,300	977,384	9,969,120
Shares redeemed	(9,163,371)	(99,120,039)	(71,216,558)	(727,795,302)
	815,910	7,277,785	(65,393,609)	(668,448,722)
Service Shares
Shares sold	18,750	201,765	32,626	331,593
Reinvestment of distributions	316	3,387	773	7,880
Shares redeemed	(15,696)	(169,985)	(52,385)	(533,499)
	3,370	35,167	(18,986)	(194,026)
Investor Shares
Shares sold	1,363,699	14,567,944	504,874	5,129,453
Reinvestment of distributions	32,037	342,491	100,545	1,020,223
Shares redeemed	(199,107)	(2,118,713)	(3,318,291)	(33,652,171)
	1,196,629	12,791,722	(2,712,872)	(27,502,495)
Class P Shares(a)
Shares sold	5,744,708	61,399,857	64,528,745	660,845,396
Reinvestment of distributions	804,289	8,625,283	1,221,263	12,475,336
Shares redeemed	(9,794,840)	(104,297,003)	(8,908,948)	(90,620,729)
	(3,245,843)	(34,271,863)	56,841,060	582,700,003
Class R Shares
Shares sold	69,216	733,721	77,977	793,451
Reinvestment of distributions	5,043	53,837	9,869	100,309
Shares redeemed	(32,125)	(338,428)	(114,084)	(1,152,252)
	42,134	449,130	(26,238)	(258,492)
Class R6 Shares
Shares sold	1,201,006	13,072,273	25,430,249	260,025,342
Reinvestment of distributions	258,898	2,769,252	567,747	5,795,409
Shares redeemed	(7,609,961)	(81,285,048)	(5,801,856)	(58,723,081)
	(6,150,057)	(65,443,523)	20,196,140	207,097,670

NET INCREASE (DECREASE)	(2,872,570)	$(30,654,583)	8,010,594	$84,559,841

(a)	Class P Shares commenced operations on April 20, 2018.

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Income Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	394,533	$4,984,822	1,156,585	$13,991,043
Reinvestment of distributions	32,532	416,000	78,659	952,476
Shares redeemed	(1,163,910)	(14,963,646)	(2,617,348)	(31,518,669)
	(736,845)	(9,562,824)	(1,382,104)	(16,575,150)
Class C Shares
Shares sold	15,942	200,162	58,410	699,958
Reinvestment of distributions	2,074	26,215	5,789	69,529
Shares redeemed	(145,774)	(1,842,928)	(434,306)	(5,199,309)
	(127,758)	(1,616,551)	(370,107)	(4,429,822)
Institutional Shares
Shares sold	3,258,048	41,704,272	6,027,982	72,732,238
Reinvestment of distributions	167,213	2,136,990	381,282	4,609,921
Shares redeemed	(3,363,315)	(42,613,537)	(12,549,140)	(151,516,859)
	61,946	1,227,725	(6,139,876)	(74,174,700)
Service Shares
Shares sold	14,896	187,066	21,225	254,076
Reinvestment of distributions	885	11,224	1,934	23,273
Shares redeemed	(114,520)	(1,467,800)	(16,158)	(193,580)
	(98,739)	(1,269,510)	7,001	83,769
Investor Shares
Shares sold	499,408	6,327,260	1,661,824	19,972,695
Reinvestment of distributions	36,457	465,065	77,357	933,877
Shares redeemed	(636,829)	(8,103,745)	(2,617,963)	(31,499,436)
	(100,964)	(1,311,420)	(878,782)	(10,592,864)
Class P Shares(a)
Shares sold	—	—	754,785	9,132,869
Reinvestment of distributions	5,744	73,438	9,594	116,187
Shares redeemed	(33,116)	(423,690)	(108,740)	(1,306,929)
	(27,372)	(350,252)	655,639	7,942,127
Class R6 Shares
Shares sold	5,914,226	73,959,308	4,566,866	55,476,517
Reinvestment of distributions	195,075	2,496,820	310,362	3,756,235
Shares redeemed	(2,234,223)	(28,968,926)	(8,639,576)	(103,835,440)
	3,875,078	47,487,202	(3,762,348)	(44,602,688)

NET INCREASE (DECREASE)	2,845,346	$34,604,370	(11,870,577)	$(142,349,328)

(a)	Class P Shares commenced operations on April 20, 2018.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Income Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,288,251	$30,576,684	5,356,686	$49,817,262
Reinvestment of distributions	278,498	2,579,512	752,267	6,978,071
Shares redeemed	(9,347,294)	(86,468,296)	(16,906,763)	(157,792,364)
	(5,780,545)	(53,312,100)	(10,797,810)	(100,997,031)
Class C Shares
Shares sold	85,089	789,207	426,260	3,960,874
Reinvestment of distributions	132,637	1,225,470	435,789	4,030,776
Shares redeemed	(3,546,773)	(32,871,132)	(11,173,371)	(103,708,803)
	(3,329,047)	(30,856,455)	(10,311,322)	(95,717,153)
Institutional Shares
Shares sold	7,757,830	72,144,310	25,791,693	242,001,210
Reinvestment of distributions	1,275,273	11,816,144	6,825,291	63,654,682
Shares redeemed	(24,365,513)	(226,708,382)	(333,238,154)	(3,108,651,769)
	(15,332,410)	(142,747,928)	(300,621,170)	(2,802,995,877)
Investor Shares
Shares sold	503,893	4,688,600	2,684,329	25,168,792
Reinvestment of distributions	130,711	1,210,861	492,863	4,577,904
Shares redeemed	(3,703,544)	(34,451,102)	(12,722,774)	(118,818,224)
	(3,068,940)	(28,551,641)	(9,545,582)	(89,071,528)
Class P Shares(a)
Shares sold	1,397,221	12,987,043	73,272,220	687,014,666
Reinvestment of distributions	561,487	5,193,041	1,403,686	12,929,764
Shares redeemed	(5,865,100)	(54,516,862)	(38,320,814)	(352,851,481)
	(3,906,392)	(36,336,778)	36,355,092	347,092,949
Class R Shares
Shares sold	37,246	345,458	150,959	1,402,682
Reinvestment of distributions	5,218	48,223	15,287	141,376
Shares redeemed	(75,264)	(696,971)	(400,550)	(3,685,645)
	(32,800)	(303,290)	(234,304)	(2,141,587)
Class R6 Shares
Shares sold	122,397	1,137,541	34,325,464	319,126,329
Reinvestment of distributions	12,913	119,591	174,234	1,614,542
Shares redeemed	(2,177,654)	(20,272,714)	(34,290,999)	(318,499,529)
	(2,042,344)	(19,015,582)	208,699	2,241,342

NET DECREASE	(33,492,478)	$(311,123,774)	(294,946,397)	$(2,741,588,885)

(a)	Class P Shares commenced operations on April 20, 2018.

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Fund Expenses — Six Month Period Ended September 30, 2019 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R or Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019, which represents a period of 183 days of a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

.Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Bond Fund				Core Fixed Income Fund				Global Income Fund				Strategic Income Fund
Share Class	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*
Class A
Actual	$1,000.00	$1,053.50		$4.00	$1,000.00	$1,055.00		$4.01	$1,000.00	$1,054.10		$5.24	$1,000.00	$1,002.70		$5.01
Hypothetical 5% return	1,000.00	1,021.10	+	3.94	1,000.00	1,021.10	+	3.94	1,000.00	1,019.90	+	5.15	1,000.00	1,020.00	+	5.05
Class C
Actual	1,000.00	1,049.70		7.84	1,000.00	1,051.90		7.85	1,000.00	1,050.60		9.02	1,000.00	1,000.00		8.75
Hypothetical 5% return	1,000.00	1,017.35	+	7.72	1,000.00	1,017.35	+	7.72	1,000.00	1,016.20	+	8.87	1,000.00	1,016.25	+	8.82
Institutional
Actual	1,000.00	1,055.30		2.26	1,000.00	1,057.60		2.26	1,000.00	1,055.90		3.55	1,000.00	1,005.60		3.31
Hypothetical 5% return	1,000.00	1,022.80	+	2.23	1,000.00	1,022.80	+	2.23	1,000.00	1,021.55	+	3.49	1,000.00	1,021.70	+	3.34
Service
Actual	1,000.00	1,052.70		4.82	1,000.00	1,054.00		4.83	1,000.00	1,053.50		6.06	—	—		—
Hypothetical 5% return	1,000.00	1,020.30	+	4.75	1,000.00	1,020.30	+	4.75	1,000.00	1,019.10	+	5.96	—	—		—
Investor
Actual	1,000.00	1,055.00		2.72	1,000.00	1,056.30		2.72	1,000.00	1,055.60		3.91	1,000.00	1,004.00		3.76
Hypothetical 5% return	1,000.00	1,022.35	+	2.68	1,000.00	1,022.35	+	2.68	1,000.00	1,021.20	+	3.84	1,000.00	1,021.25	+	3.79
Class P
Actual	1,000.00	1,056.40		2.21	1,000.00	1,057.60		2.21	1,000.00	1,055.90		3.50	1,000.00	1,004.50		3.26
Hypothethical 5% return	1,000.00	1,022.85	+	2.17	1,000.00	1,022.85	+	2.17	1,000.00	1,021.60	+	3.44	1,000.00	1,021.75	+	3.29
Class R
Actual	1,000.00	1,052.30		5.28	1,000.00	1,053.70		5.29	—	—		—	1,000.00	1,002.60		6.26
Hypothetical 5% return	1,000.00	1,019.85	+	5.20	1,000.00	1,019.85	+	5.20	—	—		—	1,000.00	1,018.75	+	6.31
R6 Shares
Actual	1,000.00	1,056.40		2.21	1,000.00	1,057.60		2.21	1,000.00	1,056.80		3.45	1,000.00	1,004.50		3.26
Hypothetical 5% return	1,000.00	1,022.85	+	2.17	1,000.00	1,022.85	+	2.17	1,000.00	1,021.65	+	3.39	1,000.00	1,021.75	+	3.29

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Bond	0.78%	1.53%	0.44%	0.94%	0.53%	0.43%	1.03%	0.43%
Core Fixed Income	0.78	1.53	0.44	0.94	0.53	0.43	1.03	0.43
Global Income	1.02	1.77	0.69	1.19	0.76	0.68	—	0.67
Strategic Income	1.00	1.75	0.66	—	0.75	0.65	1.25	0.65

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Income Fund, and Goldman Sachs Strategic Income Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) on behalf of the Bond, Core Fixed Income, and Strategic Income Funds with Goldman Sachs Asset Management, L.P. (“GSAM”) and on behalf of the Global Income Fund with Goldman Sachs Asset Management International (together with GSAM, the “Investment Advisers”).

The Management Agreements were most recently approved for continuation until June 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Bond and Core Fixed Income Funds), a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

146

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Advisers and their affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers and their affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Advisers addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Advisers and their affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Advisers or their affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Advisers and their affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Advisers’ portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Advisers. They also noted the Investment Advisers’ commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Funds and their service providers operate, as well as the efforts of the Investment Advisers and their affiliates to combat cyber security risks. The Trustees concluded that the Investment Advisers continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Advisers would continue to do so in the future. The Trustees also recognized that the Investment Advisers had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Advisers and their affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2018, and updated performance information prepared by the Investment Advisers using the peer group identified by the Outside Data Provider as of March 31, 2019. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The

147

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Bond and Core Fixed Income Funds’ performance to that of composites of accounts with comparable investment strategies managed by GSAM.

In addition, the Trustees considered materials prepared and presentations made by the Investment Advisers’ senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Advisers’ periodic reports with respect to the Funds’ risk profiles, and how the Investment Advisers’ approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Bond Fund’s Institutional Shares had placed in the top half of its peer group for the one-, five-, and ten-year periods and in the third quartile for the three-year period, and had outperformed the Fund’s benchmark index for the three- and ten-year periods and underperformed for the one- and five-year periods ended March 31, 2019. They noted that the Core Fixed Income Fund’s Institutional Shares had placed in the top half of its peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, and ten-year periods and underperformed for the five-year period ended March 31, 2019. The Trustees observed that the Global Income Fund’s Institutional Shares had placed in the top half of its peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2019. They noted that the Strategic Income Fund’s Institutional Shares had placed in the third quartile of its peer group for the one-year period and the fourth quartile for the three- and five-year periods; had outperformed the Fund’s LIBOR-based benchmark index by 0.30% for the three-year period and underperformed by 1.77% and 0.88%, respectively, for the one- and five-year periods; and had underperformed the average performance of a group of competitor funds, as determined by the Investment Adviser, for the one-, three-, and five-year periods ended March 31, 2019. The Trustees also noted that the Core Fixed Income Fund, Bond Fund, and Strategic Income Fund had experienced certain portfolio management changes in 2018 and the first half of 2019.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund under its respective Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Advisers to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Advisers’ undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Global Income Fund that would have the effect of decreasing expenses of Class A, Class C, and Investor Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Advisers manage other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Advisers to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Advisers to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Advisers’ revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Advisers’ expense allocation methodology. They observed that the profitability and expense figures are

148

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

substantially similar to those used by the Investment Advisers for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Advisers’ expense allocation methodology. Profitability data for each Fund was provided for 2018 and 2017, and the Trustees considered this information in relation to the Investment Advisers’ overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreements for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Bond Fund	Core Fixed Income Fund	Global Income Fund	Strategic Income Fund

First $1 billion	0.41%	0.40%	0.65%	0.60%

Next $1 billion	0.37	0.36	0.59	0.54

Next $3 billion	0.35	0.34	0.56	0.51

Next $3 billion	0.34	0.33	0.55	0.50

Over $8 billion	0.34	0.32	0.54	0.49

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and their realized profits; information comparing fee rates charged by the Investment Advisers with fee rates charged to other funds in the peer groups; and the Investment Advisers’ undertakings to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that GSAM had passed along savings to shareholders of the Core Fixed Income and Strategic Income Funds, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Advisers and Their Affiliates

The Trustees also considered the other benefits derived by the Investment Advisers and their affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Advisers; (d) the Investment Advisers’ ability to leverage the infrastructure designed to service the Funds on behalf of their other clients; (e) the Investment Advisers’ ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Advisers’ ability to negotiate better pricing with custodians on behalf of their other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Advisers and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Advisers, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Advisers; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Advisers and their affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Advisers and their affiliates; (d) the Investment Advisers’ ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Advisers’ knowledge and experience gained from managing other accounts and products; (f) the

149

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Investment Advisers’ ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Advisers, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Advisers and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by its respective Investment Adviser, the Investment Advisers’ costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Advisers’ continued management likely would benefit each applicable Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2020.

150

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.60 trillion in assets under supervision as of September 30, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL Investment Adviser

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Funds management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2019 Goldman Sachs. All rights reserved. 184774-OTU-1086510 MSFISAR-19

Goldman Sachs Funds

Semi-Annual Report	September 30, 2019

Municipal Fixed Income Funds
Dynamic Municipal Income
High Yield Municipal
Short Duration Tax-Free

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800- 621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Municipal Fixed Income Funds

∎	DYNAMIC MUNICIPAL INCOME

∎	HIGH YIELD MUNICIPAL

∎	SHORT DURATION TAX-FREE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Dynamic Municipal Income Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Municipal Bond 1-10 Yr Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]

Class A	2.99%	2.47%	1.64%	1.62%	2.77%
Class C	2.61	2.47	0.95	0.94	1.60
Institutional	3.17	2.47	2.04	2.02	3.45
Service	2.90	2.47	1.54	1.53	2.60
Investor	3.19	2.47	1.95	1.93	3.29
Class P	3.17	2.47	2.05	2.03	3.46
Class R6	3.17	2.47	2.05	2.03	3.46

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Municipal Bond 1-10 Year Blend Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2019 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Market Value

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

High Yield Municipal Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Goldman Sachs High Yield Municipal Fund Composite Index[2]	Bloomberg Barclays Municipal High Yield Bond Index[3]	Bloomberg Barclays Municipal Bond Index[4]	30-Day Standardized Subsidized Yield[5]	30-Day Standardized Unsubsidized Yield[5]	30-Day Taxable Equivalent Yield[6]

Class A	5.14%	4.88%	5.64%	3.74%	2.22%	2.18%	3.75%
Class C	4.85	4.88	5.64	3.74	1.57	1.53	2.65
Institutional	5.40	4.88	5.64	3.74	2.63	2.62	4.44
Investor	5.27	4.88	5.64	3.74	2.57	2.53	4.34
Class P	5.41	4.88	5.64	3.74	2.64	2.63	4.46
Class R6	5.29	4.88	5.64	3.74	2.65	2.62	4.48

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Goldman Sachs High Yield Municipal Fund Composite Index is comprised of the Bloomberg Barclays Municipal High Yield Bond Index (60%) (with dividends reinvested) and the Bloomberg Barclays Municipal Bond Index (40%) (with dividends reinvested).

[3]	The Bloomberg Barclays Municipal High Yield Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Bloomberg Barclays Municipal High Yield Bond Index does not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Bloomberg Barclays Municipal Bond Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[5]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[6]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2019 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

SECTOR ALLOCATION[7]

Percentage of Market Value

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Short Duration Tax-Free Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Municipal Bond 1-3 Year Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]

Class A	1.44%	1.28%	1.32%	1.26%	2.23%
Class C	1.24	1.28	0.94	0.53	1.59
Institutional	1.69	1.28	1.63	1.61	2.75
Service	1.43	1.28	1.14	1.12	1.93
Investor	1.66	1.28	1.58	1.52	2.67
Class P	1.60	1.28	1.64	1.62	2.77
Class R6	1.60	1.28	1.64	1.62	2.77

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Municipal Bond 1-3 Year Blend Index (with dividends reinvested), an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2019 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Market Value

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.7%
Alabama – 0.8%
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)(a)
$2,500,000	5.750%	10/01/2020	$2,610,375
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,343
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
150,000	5.000	10/01/2024	171,430
150,000	5.000	10/01/2025	175,086
725,000	5.000	10/01/2030	841,196
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
725,000	5.000	10/01/2044	818,641
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(b)
1,500,000	0.000	10/01/2046	1,454,535
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,000,000	5.000	10/01/2021	1,064,380
13,500,000	6.000	10/01/2042	16,065,270
7,465,000	6.500	10/01/2053	8,994,429
Prattville Industrial Development Board RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)(c)(d)
225,000	2.000	10/01/2024	225,301
Prattville Industrial Development Board Recovery Zone Facility RB Refunding for International Paper Company Series 2019 C (BBB/Baa2)(c)(d)
225,000	2.000	10/01/2024	225,302
Selma Industrial Development Board Gulf Opportunity Zone RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(c)(d)
1,750,000	2.000	10/01/2024	1,752,345
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A/A3)
3,820,000	4.000	06/01/2024	4,162,501
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(c)
10,000,000	(1 Mo. LIBOR + 0.85%), 2.211	06/01/2024	9,936,000
UAB Medicine Finance Authority RB Series 2019 B (AA-/Aa3)
1,350,000	4.000	09/01/2036	1,542,065
2,030,000	4.000	09/01/2037	2,309,003
1,350,000	4.000	09/01/2038	1,531,359

			53,979,561

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Refunding Asset- Backed Bonds Series 2006 A (NR/B3)
1,100,000	5.000	06/01/2046	1,101,738
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(e)
37,350,000	0.000	06/01/2046	4,177,224
State of Alaska GO Unlimited Bonds Series 2016 A (AA/Aa3)
5,450,000	5.000	08/01/2027	6,546,540

			11,825,502

Municipal Bonds – (continued)
Arizona – 1.3%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
19,150,000	(3 Mo. LIBOR + 0.81%), 2.216	01/01/2037	18,746,318
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,400,000	5.000	11/01/2044	1,684,228
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BBB+/NR)
570,000	5.000	01/01/2043	648,865
2,450,000	4.500	01/01/2049	2,643,379
2,095,000	5.000	01/01/2054	2,345,373
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BBB/NR)
1,565,000	5.000	01/01/2037	1,787,058
1,105,000	5.000	01/01/2038	1,258,120
300,000	5.000	01/01/2043	335,937
2,125,000	5.000	01/01/2049	2,359,302
600,000	5.125	01/01/2054	669,456
Arizona Industrial Development Authority RB for Provident Group – EMU Properties LLC Series 2018 (NR/Baa1)
365,000	5.000	05/01/2024	406,114
300,000	5.000	05/01/2029	354,981
650,000	5.000	05/01/2031	767,546
Chandler Industrial Development Authority RB for Intel Corp. Series 2007 (AMT) (A+/A1)(c)(d)
10,000,000	2.700	08/14/2023	10,364,500
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(c)(d)
7,300,000	5.000	06/03/2024	8,376,969
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,555,400
Entertainment Center Community Facilities District RB Series 2017 (AA+/NR)
5,192,000	4.000	07/01/2037	5,394,384
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
400,000	3.500	07/01/2029	413,088
385,000	4.100	07/01/2034	399,903
1,150,000	4.750	07/01/2043	1,193,275
Glendale City Subordinate RB Refunding Series 2017 (AA/A1)
2,500,000	5.000	07/01/2028	3,115,925
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
4,360,000	4.000	01/01/2041	4,846,097
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
8,905,000	5.000	12/01/2037	11,997,350
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(c)(d)
4,000,000	2.800	06/01/2021	4,078,000

			92,741,568

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – 0.2%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (FHLMC) (AA+/NR)
$195,000	5.500%	07/01/2023	$195,601
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)(f)
550,000	5.000	08/01/2026	653,065
500,000	5.000	08/01/2028	588,680
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
5,395,000	3.000	02/01/2023	5,616,141
5,185,000	3.000	02/01/2024	5,395,822
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,403,067

			15,852,376

California – 11.1%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(e)
1,000,000	0.000	08/01/2037	634,580
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/2024	951,799
745,000	4.000	09/01/2025	817,906
535,000	4.000	09/01/2026	586,504
590,000	4.000	09/01/2027	645,619
575,000	4.000	09/01/2028	628,061
465,000	4.000	09/01/2029	506,548
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
1,000,000	5.000	05/01/2040	1,201,070
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
150,000	4.000	09/01/2020	154,027
190,000	4.000	09/01/2021	199,811
195,000	4.000	09/01/2022	209,600
205,000	4.000	09/01/2023	224,571
210,000	4.000	09/01/2024	233,829
220,000	4.000	09/01/2025	248,219
230,000	4.000	09/01/2026	262,122
235,000	4.000	09/01/2027	265,407
255,000	4.000	09/01/2029	284,498
275,000	4.000	09/01/2031	304,219
290,000	4.000	09/01/2032	319,794
300,000	5.000	09/01/2033	350,511
215,000	5.000	09/01/2034	250,417
330,000	5.000	09/01/2035	383,764
345,000	3.000	09/01/2036	349,861
360,000	3.000	09/01/2037	364,306
370,000	3.000	09/01/2038	373,378
380,000	3.000	09/01/2039	382,398
1,160,000	5.000	09/01/2044	1,327,446
1,475,000	5.000	09/01/2049	1,681,928

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(e)
31,220,000	0.000	06/01/2055	2,505,405
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (AA-/Aa2)(a)
5,000,000	5.000	11/01/2019	5,015,700
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (AAA/Aaa)
5,000,000	5.250	04/01/2040	7,513,150
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (AAA/Aaa)
3,500,000	5.000	05/01/2045	5,279,155
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
500,000	5.000	02/01/2042	594,075
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	475,008
350,000	5.000	11/15/2029	441,413
565,000	5.000	11/15/2030	708,030
1,000,000	5.000	11/15/2042	1,217,680
12,000,000	5.000	11/15/2056	14,478,000
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,300,000	5.000	02/01/2034	1,559,532
1,150,000	5.000	02/01/2035	1,376,044
450,000	5.000	02/01/2042	531,328
1,450,000	5.000	02/01/2047	1,702,474
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB+/NR)
2,000,000	5.000	06/30/2028	2,498,200
1,600,000	5.000	12/31/2028	1,995,568
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
200,000	5.000	10/01/2026	242,698
200,000	5.000	10/01/2027	247,260
150,000	5.000	10/01/2028	189,670
225,000	5.000	10/01/2029	282,978
125,000	5.000	10/01/2030	155,998
225,000	5.000	10/01/2031	279,585
225,000	5.000	10/01/2032	278,037
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	454,624
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (A-/NR)
4,130,000	3.000	11/01/2025	4,424,965
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(g)
2,000,000	6.750	12/01/2028	2,055,680
10,075,000	7.500	12/01/2040	10,506,915

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc.Project Series 2001 A (AMT) (A-/NR)(c)(d)
$1,250,000	2.500%	05/01/2024	$1,298,862
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc.Project Series 2003 A (A-/NR)(c)(d)
3,500,000	2.500	05/01/2024	3,635,520
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB-/Baa3)(g)
13,845,000	5.000	07/01/2030	15,020,302
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB-/Baa3)(g)
280,000	5.000	07/01/2022	309,789
360,000	5.000	07/01/2023	410,541
445,000	5.000	07/01/2024	521,451
1,330,000	5.000	07/01/2029	1,696,601
California State Various Purpose GO Bonds Series 2009 (AA-/Aa3)
5,000,000	5.250	10/01/2025	5,016,350
California State Various Purpose GO Bonds Series 2010 (AA-/Aa3)
1,250,000	6.000	03/01/2033	1,273,675
1,500,000	5.500	03/01/2040	1,524,630
California State Various Purpose GO Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000	08/01/2046	1,786,185
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
465,000	4.250	09/01/2022	498,778
290,000	5.000	09/01/2030	336,180
320,000	5.000	09/01/2037	364,435
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	1,076,889
595,000	5.000	09/02/2039	720,265
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2018 B (NR/NR)
1,055,000	5.000	09/02/2033	1,262,023
950,000	5.000	09/02/2038	1,115,974
375,000	5.000	09/02/2043	437,179
1,130,000	5.000	09/02/2048	1,311,839
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
4,475,000	5.000	09/02/2029	5,272,490
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	691,847
670,000	4.000	09/02/2024	726,876
1,500,000	5.000	09/02/2034	1,796,925

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(g)
750,000	3.000	06/01/2029	772,140
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
250,000	5.000	08/01/2028	316,542
300,000	5.000	08/01/2029	379,365
315,000	5.000	08/01/2030	396,333
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(g)
500,000	5.000	07/01/2024	545,835
900,000	5.000	07/01/2029	1,048,284
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)(a)
2,000,000	6.000	08/15/2020	2,084,360
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	182,865
70,000	5.000	04/01/2031	84,951
385,000	4.000	04/01/2032	431,874
455,000	4.000	04/01/2034	505,692
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB-/NR)(g)
1,725,000	5.000	12/01/2031	1,984,388
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,300,000	5.000	09/02/2038	1,527,123
1,500,000	5.000	09/02/2048	1,741,380
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF – Irvine, LLC Series 2017 (NR/Baa1)
975,000	5.000	05/15/2042	1,154,117
1,000,000	5.000	05/15/2047	1,177,010
800,000	5.000	05/15/2050	939,000
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF – Irvine, LLC Series 2017 (NR/Baa1)
1,750,000	5.000	05/15/2022	1,911,000
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/WR)
5,000	5.250	10/01/2019	5,000
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(e)
22,000,000	0.000	06/01/2046	3,935,140
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA/Aa2)(e)
3,500,000	0.000	06/01/2034	2,443,175

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Oroville RB for Oroville Hospital Series 2019 (BB+/NR)
$1,140,000	5.000%	04/01/2024	$1,278,157
1,325,000	5.000	04/01/2027	1,567,170
1,000,000	5.000	04/01/2029	1,212,220
1,250,000	5.000	04/01/2030	1,510,850
1,500,000	5.000	04/01/2031	1,804,500
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	117,678
100,000	5.000	09/01/2027	117,418
100,000	5.000	09/01/2028	117,106
100,000	5.000	09/01/2029	116,713
140,000	5.000	09/01/2031	161,792
250,000	5.000	09/01/2032	288,315
230,000	5.000	09/01/2033	264,562
150,000	5.000	09/01/2034	172,161
150,000	5.000	09/01/2035	171,642
700,000	5.000	09/01/2036	799,589
275,000	5.000	09/01/2037	313,393
250,000	5.000	09/01/2038	284,240
500,000	5.000	09/01/2039	567,510
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(g)
595,000	4.000	09/01/2028	651,543
City of Santee CA Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,550,214
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000	2.000	09/01/2024	322,845
330,000	2.250	09/01/2026	333,970
350,000	2.375	09/01/2028	351,649
380,000	2.750	09/01/2031	382,299
405,000	3.000	09/01/2033	413,375
415,000	3.000	09/01/2034	422,134
270,000	3.000	09/01/2035	273,707
900,000	3.125	09/01/2037	915,768
740,000	3.125	09/01/2039	747,866
810,000	3.250	09/01/2041	820,287
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No. 1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	96,746
700,000	3.250	09/01/2041	710,689
600,000	3.500	09/01/2049	610,572
940,000	4.000	09/01/2049	1,010,049
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000	3.125	08/01/2035	287,801
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	523,953
725,000	5.000	09/01/2039	835,425

Municipal Bonds – (continued)
California – (continued)
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A+/A2)
1,225,000	5.000	07/01/2039	1,484,627
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
1,300,000	3.950	01/15/2053	1,386,138
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(b)
3,000,000	0.000	01/15/2032	3,285,330
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(c)(d)
1,175,000	5.500	01/15/2023	1,308,574
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A+/NR)
500,000	5.000	09/01/2032	549,915
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(e)
18,000,000	0.000	06/01/2047	3,041,100
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(e)
9,375,000	0.000	06/01/2047	1,583,906
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
11,000,000	5.000	06/01/2045	12,766,710
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB/NR)
22,180,000	5.000	06/01/2034	26,341,633
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
2,440,000	5.000	06/01/2047	2,502,440
10,080,000	5.250	06/01/2047	10,379,376
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
14,450,000	5.000	06/01/2047	14,819,775
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B+/B3)
3,915,000	5.300	06/01/2037	4,072,540
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (A-/NR)
1,425,000	3.678	06/01/2038	1,483,938
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	767,780
650,000	5.000	09/01/2026	785,109
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	566,976
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	519,380

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
$180,000		4.000%		09/01/2025		$199,777
175,000		4.000		09/01/2026		196,241
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
350,000		5.000		09/01/2030		443,187
310,000		5.000		09/01/2032		389,568
360,000		5.000		09/01/2034		449,813
460,000		5.000		09/01/2036		571,366
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000		5.000		09/01/2043		893,505
2,500,000		5.000		09/01/2048		2,871,825
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
3,000,000		3.500		09/01/2035		3,228,600
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aa1)(a)
5,000,000		5.250		08/01/2020		5,171,000
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (AA/Aa2)
2,275,000		5.000		05/15/2034		2,803,824
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (AA-/Aa3)
1,000,000		5.000		05/15/2029		1,199,190
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (AA-/Aa3)
7,000,000		5.250		05/15/2048		8,535,520
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (AA-/Aa3)
5,000,000		5.000		05/15/2030		6,176,350
1,000,000		5.000		05/15/2035		1,216,740
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (AA-/Aa3)
6,000,000		5.000		05/15/2030		7,631,760
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
44,275,000		5.720		05/01/2027		54,307,272
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(e)
2,000,000		0.000		08/01/2037		1,218,840
4,500,000		0.000		08/01/2038		2,640,330
4,500,000		0.000		08/01/2039		2,541,330
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(e)
1,205,000		0.000		08/01/2026		1,073,269
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(e)
2,510,000		0.000		08/01/2035		1,706,524
Mizuho Floater & Residual Trust Special Tax Series 2019-MIZ9003 (NR/A1)(c)(d)(g)
23,540,000		1.660		10/14/2019		23,540,000

Municipal Bonds – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500		11/01/2039		2,750,212
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,500,000	6.125		11/01/2029		4,479,020
2,000,000	6.500		11/01/2039		3,143,100
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(b)
5,000,000	0.000		08/01/2035		5,256,650
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(h)
5,595,000	(3 Mo. LIBOR + 0.72%), 2.126		07/01/2027		5,496,864
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,335,000	5.000		11/01/2047		13,408,738
Palomar Pomerado Health COPS Series 2009 (NR/WR)(a)
2,500,000	6.750		11/01/2019		2,511,000
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(e)
2,150,000	0.000		08/01/2031		1,599,493
4,150,000	0.000		08/01/2032		2,985,842
3,500,000	0.000		08/01/2033		2,440,725
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
6,450,000	7.000		08/01/2038		8,957,696
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000		05/01/2031		4,326,400
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
650,000	4.000		09/01/2020		662,955
590,000	4.000		09/01/2023		633,052
320,000	4.000		09/01/2024		347,773
400,000	4.000		09/01/2025		441,584
1,490,000	4.000		09/01/2026		1,665,179
305,000	4.000		09/01/2027		339,407
500,000	4.000		09/01/2028		552,200
1,280,000	4.000		09/01/2029		1,407,168
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,585,000	5.000		09/01/2027		4,960,236
1,000,000	5.375		09/01/2031		1,090,790
485,000	5.250		09/01/2034		525,963
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000		09/01/2025		883,170
1,075,000	5.000		09/01/2026		1,293,429
1,000,000	5.000		09/01/2027		1,225,900
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
35,000	4.000		09/01/2021		36,683
50,000	4.000		09/01/2022		53,399

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR) – (continued)
$85,000	4.000%	09/01/2023	$92,131
80,000	4.000	09/01/2024	87,920
150,000	4.000	09/01/2025	166,380
275,000	5.000	09/01/2026	325,856
210,000	5.000	09/01/2027	252,815
160,000	5.000	09/01/2028	192,242
170,000	5.000	09/01/2029	203,646
110,000	5.000	09/01/2030	131,380
100,000	5.000	09/01/2031	119,151
185,000	5.000	09/01/2032	219,904
165,000	5.000	09/01/2033	195,664
175,000	4.000	09/01/2034	193,496
150,000	4.000	09/01/2035	165,451
125,000	3.000	09/01/2036	124,997
470,000	5.000	09/01/2039	550,422
250,000	3.250	09/01/2041	251,472
400,000	5.000	09/01/2045	464,288
1,000,000	5.000	09/01/2049	1,157,970
Sacramento City Unified School District CA GO RB Refunding Series 2012 (BBB/A2)
125,000	5.000	07/01/2020	128,009
Sacramento City Unified School District CA GO RB Refunding Series 2015 (AGM) (AA/NR)
500,000	5.000	07/01/2020	513,170
1,000,000	5.000	07/01/2029	1,151,280
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(h)
13,150,000	(3 Mo. LIBOR + 0.53%), 1.962	12/01/2035	12,615,716
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(h)
2,375,000	(3 Mo. LIBOR + 0.55%), 1.980	06/01/2034	2,257,058
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(e)
5,000,000	0.000	07/01/2039	3,014,050
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
3,500,000	4.000	07/01/2042	3,739,050
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (A+/A1)
3,800,000	5.000	05/01/2021	4,013,066
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A+/A1)
4,750,000	5.000	05/01/2026	5,185,718
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/2028	2,287,800

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (A+/NR)
10,000,000	5.000	05/01/2023	11,197,800
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 D (AMT) (A+/A1)
20,000,000	5.000	05/01/2048	23,746,600
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A+/A1)
9,380,000	5.000	05/01/2044	11,410,395
21,500,000	5.000	05/01/2049	25,972,000
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,204,550
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	595,075
1,550,000	5.000	09/01/2044	1,818,568
2,275,000	5.000	09/01/2049	2,656,700
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (NR/Baa2)(e)
1,605,000	0.000	01/15/2026	1,367,765
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
1,000,000	5.000	01/15/2029	1,165,170
State of California Various Purpose GO Bonds for Bid Group B Series 2019 (AA-/Aa3)
48,905,000	3.050	04/01/2029	51,636,833
State of California Various Purpose GO Refunding Bonds for Bid Group B Series 2019 (AA-/Aa3)
6,255,000	5.000	04/01/2024	7,293,205
8,400,000	5.000	04/01/2025	10,078,908
12,650,000	5.000	04/01/2026	15,579,234
12,650,000	5.000	04/01/2027	15,932,675
State of California Various Purpose GO Refunding Bonds Series 2019 (AA-/Aa3)
30,000,000	5.000	04/01/2036	38,298,600
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A1)
2,735,000	5.000	08/01/2025	3,292,420
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
1,650,000	5.375	06/01/2038	1,657,392
University of California RB Series 2019 BD (AA/Aa2)
25,320,000	3.349	07/01/2029	27,668,936
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(h)
7,880,000	(3 Mo. LIBOR + 0.74%), 2.190	05/15/2043	7,351,646
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE) (AA-/Baa2)(e)
1,175,000	0.000	08/01/2025	1,058,887

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
California – (continued)
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
$800,000		5.000%		09/01/2047		$916,408

						766,774,028

Colorado – 3.3%
Adams County School District No. 1 GO Bonds for Mapleton Public Schools Series 2017 (ST AID WITHHLDG) (NR/Aa2)
7,235,000		5.250		12/01/2040		8,811,579
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,090,000		4.500		12/01/2029		2,171,823
Board of Governors of Colorado State University System RB Refunding Series 2017 C (AA/Aa2)
23,835,000		5.000		03/01/2043		29,099,913
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000		5.000		12/01/2037		557,734
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
735,000		5.000		12/01/2035		782,562
500,000		5.125		12/01/2048		529,005
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000		5.250		12/01/2038		1,046,800
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(g)
4,000,000		5.000		12/01/2029		4,324,640
500,000		5.000		12/01/2047		526,210
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa1)
3,510,000		6.000		12/15/2029		4,735,201
10,805,000		6.000		12/15/2030		14,554,551
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (NR/Aa3)
325,000		5.000		06/01/2049		356,473
350,000		5.000		06/01/2054		382,424
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(c)(d)
4,285,000		5.000		08/01/2026		5,084,495
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 B (AA/Aa2)(c)(d)
6,000,000		5.000		11/19/2026		7,382,160
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
855,000		5.000		08/01/2035		1,045,913
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
855,000		5.000		08/01/2035		1,045,913
2,140,000		5.000		08/01/2036		2,610,479
855,000		5.000		08/01/2037		1,037,183
1,285,000		5.000		08/01/2038		1,552,010
2,570,000		5.000		08/01/2039		3,096,439

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (A-/NR)
625,000	4.000		12/01/2019		627,500
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB+/NR)(a)
1,150,000	5.000		06/01/2027		1,438,466
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
1,200,000	4.000		01/01/2036		1,373,760
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
500,000	3.500		12/01/2021		507,555
500,000	4.500		12/01/2027		529,985
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000	5.000		12/01/2049		957,636
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(g)
2,730,000	5.000		12/01/2029		2,767,974
3,105,000	5.500		12/01/2039		3,162,846
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
17,000,000	5.000		12/01/2030		21,888,180
11,500,000	5.250		12/01/2048		14,018,730
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500		11/15/2029		5,749,700
Denver City & County COPS Series 2008 A-2 (AA+/Aa1)(c)(d)
3,280,000	1.400		10/07/2019		3,280,000
Denver City & County COPS Series 2008 A-3 (AA+/Aa1)(c)(d)
3,105,000	1.400		10/07/2019		3,105,000
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB/NR)
1,750,000	5.000		10/01/2032		1,916,845
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(g)
4,995,000	5.000		12/01/2025		5,892,152
5,145,000	5.000		12/01/2026		6,191,853
5,285,000	5.000		12/01/2027		6,483,691
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(h)
4,890,000	(3 Mo. LIBOR + 1.10%), 2.530		12/01/2033		4,889,609
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
765,000	5.000		12/01/2024		883,346
205,000	5.000		12/01/2025		241,820
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
880,000	5.000		12/01/2030		1,107,189
1,230,000	5.000		12/01/2031		1,544,290
3,500,000	5.000		12/01/2032		4,379,235

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(g)
$5,655,000	5.250%	12/01/2039	$6,051,359
E-470 Public Highway Authority RB Series 2010 A (A/A2)(e)
6,000,000	0.000	09/01/2040	3,195,540
E-470 Public Highway Authority Senior RB Series 2017 B (A/A2)(c)
2,000,000	(1 Mo. LIBOR + 1.05%), 2.397	09/01/2021	2,017,760
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
545,000	3.000	12/01/2029	547,278
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	966,609
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,458,820
1,000,000	5.000	12/01/2049	1,043,090
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	517,600
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
500,000	4.375	12/01/2031	510,035
500,000	5.000	12/01/2046	518,195
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	669,129
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.625	12/01/2048	1,047,900
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
2,000,000	6.250	11/15/2028	2,565,140
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	867,298
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
545,000	4.500	12/01/2028	563,634
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	520,885
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
238,000	3.000	12/01/2022	240,911
1,000,000	5.000	12/01/2037	1,137,620
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
80,000	3.000	12/01/2022	80,963
100,000	3.500	12/01/2027	104,989
115,000	5.000	12/01/2037	130,826
325,000	5.000	12/01/2047	364,491
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,052,420

Municipal Bonds – (continued)
Colorado – (continued)
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
350,000	5.000	12/01/2032	412,419
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,054,080
6,920,000	5.000	12/01/2047	7,151,474
University of Colorado Enterprise System RB Refunding Series 2019 A-2 (AA+/Aa1)
4,830,000	1.780	06/01/2024	4,816,379
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bond Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,308,475
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
600,000	5.000	12/01/2039	641,598

			225,227,786

Connecticut – 2.7%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
450,000	5.000	08/01/2026	529,119
965,000	5.000	08/01/2027	1,147,298
1,165,000	5.000	08/01/2028	1,397,779
750,000	5.500	08/01/2029	924,885
350,000	5.500	08/01/2030	429,079
500,000	5.500	08/01/2031	610,380
500,000	5.500	08/01/2032	608,335
405,000	5.500	08/01/2033	491,658
Connecticut State GO Bonds Series 2018 C (A/A1)
680,000	5.000	06/15/2028	853,067
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
5,000,000	5.000	04/15/2028	6,252,350
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(c)(d)
2,290,000	1.800	07/01/2024	2,317,640
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-1 (AAA/Aaa)(c)(d)
6,585,000	1.040	10/07/2019	6,585,000
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(c)(d)
7,405,000	1.050	10/07/2019	7,405,000
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-1 (AAA/Aaa)(c)(d)
22,650,000	5.000	02/01/2028	29,019,406
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(c)(d)
23,330,000	5.000	02/01/2023	26,081,773
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(g)
3,675,000	4.750	10/01/2048	3,816,781
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,897,023
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(g)
3,755,000	7.000	02/01/2045	3,872,194

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut GO Bonds Series 2018 (A/A1)
$1,770,000	5.000%	06/15/2027	$2,181,543
755,000	5.000	06/15/2029	943,335
165,000	5.000	06/15/2032	203,509
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
1,500,000	5.000	04/15/2025	1,767,480
6,395,000	5.000	04/15/2026	7,705,783
1,350,000	5.000	04/15/2028	1,688,135
1,000,000	5.000	04/15/2035	1,241,510
1,000,000	5.000	04/15/2036	1,238,000
1,000,000	5.000	04/15/2039	1,226,810
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bond Series 2010 B (A+/A1)
3,220,000	4.576	11/01/2022	3,449,747
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2013 A (A+/A1)
1,000,000	5.000	10/01/2029	1,130,140
State of Connecticut State Revolving Fund RB Series 2017 A (AAA/Aaa)
9,655,000	5.000	05/01/2036	11,836,064
State of Connecticut State Revolving Fund RB Series 2019 A (AAA/Aaa)
6,910,000	5.000	02/01/2032	8,910,790
4,000,000	5.000	02/01/2033	5,138,680
14,215,000	5.000	02/01/2036	18,077,642
8,640,000	5.000	02/01/2037	10,953,187
6,295,000	5.000	02/01/2039	7,933,526
University of Connecticut RB Refunding Series 2010 A (A+/A1)
2,775,000	5.000	02/15/2021	2,811,741
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	363,821
325,000	5.000	11/01/2026	369,298
325,000	5.000	11/01/2027	373,214
West Haven GO Bonds Series 2017 B (BBB/Baa3)
645,000	5.000	11/01/2024	710,661
240,000	5.000	11/01/2026	272,712

			189,766,095

Delaware – 0.2%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
700,000	5.000	06/01/2025	811,468
760,000	5.000	06/01/2026	898,001
685,000	5.000	06/01/2027	822,945
600,000	5.000	06/01/2029	737,766
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
460,000	4.000	08/01/2029	514,873
615,000	5.000	08/01/2039	716,051
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
2,455,000	5.000	02/01/2025	2,930,116
University of Delaware RB Series 2005 (AA+/NR)(c)(d)
4,255,000	1.270	10/07/2019	4,255,000
University of Delaware RB Series 2015 (AA+/Aa1)
1,805,000	5.000	11/01/2033	2,128,023

			13,814,243

Municipal Bonds – (continued)
District of Columbia – 0.8%
District of Columbia GO Bonds Series 2007 A (NATL-RE) (AA+/Aaa)
7,500,000	3.000	06/01/2030	7,506,375
District of Columbia GO Refunding Bonds Series 2017 A (AA+/Aaa)
10,000,000	5.000	06/01/2035	12,276,300
1,300,000	4.000	06/01/2037	1,470,222
District of Columbia RB for International School Series 2019 (BBB/NR)
860,000	5.000	07/01/2039	1,039,172
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
615,000	6.500	05/15/2033	702,662
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (AA+/Aa2)
5,000,000	5.000	10/01/2030	5,517,100
Metropolitan Washington Airports Authority RB Refunding Series 2010 B (AMT) (AA-/Aa3)
3,000,000	5.000	10/01/2022	3,107,790
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
3,400,000	5.000	10/01/2029	3,734,832
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (AA-/Aa3)
3,620,000	5.000	10/01/2020	3,746,048
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (AA-/Aa3)
6,375,000	5.000	10/01/2034	7,853,809
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A-/A2)
850,000	5.000	10/01/2031	1,072,946
850,000	5.000	10/01/2033	1,064,735
850,000	5.000	10/01/2034	1,061,353
850,000	5.000	10/01/2035	1,058,352
1,375,000	5.000	10/01/2036	1,707,599
850,000	5.000	10/01/2037	1,051,476
850,000	5.000	10/01/2038	1,049,028
1,275,000	5.000	10/01/2039	1,569,971

			56,589,770

Florida – 8.3%
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
175,000	4.000	05/01/2024	178,493
220,000	4.500	05/01/2029	232,133
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
360,000	2.500	05/01/2024	364,540
370,000	3.000	05/01/2025	383,098
380,000	3.000	05/01/2026	393,638
395,000	3.125	05/01/2027	410,302
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
310,000	4.250	05/01/2027	311,082
390,000	4.750	05/01/2036	393,717

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
$815,000	4.125%	05/01/2023	$825,187
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
890,000	3.600	05/01/2029	899,959
875,000	4.000	05/01/2036	892,448
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(g)
505,000	4.200	05/01/2024	514,792
630,000	4.550	05/01/2029	665,047
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
170,000	3.350	11/01/2024	170,906
200,000	3.700	11/01/2029	203,232
590,000	4.125	11/01/2039	598,502
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
190,000	5.000	05/01/2028	195,212
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
555,000	5.375	05/01/2028	569,569
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
175,000	2.250	05/01/2022	177,733
175,000	2.500	05/01/2023	179,426
180,000	2.500	05/01/2024	184,804
185,000	3.000	05/01/2025	194,324
190,000	3.000	05/01/2026	200,496
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(g)
155,000	3.625	06/01/2024	156,646
450,000	4.000	06/01/2030	464,711
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
215,000	5.000	11/01/2031	228,403
100,000	5.250	11/01/2046	106,573
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(g)
305,000	4.000	11/01/2024	310,106
370,000	4.500	11/01/2029	388,908
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
100,000	4.500	11/01/2025	104,401
185,000	5.000	11/01/2036	202,803
320,000	5.000	11/01/2048	343,904
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
535,000	4.250	05/01/2029	592,807
485,000	4.500	05/01/2035	531,710

Municipal Bonds – (continued)
Florida – (continued)
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
135,000	2.500	05/01/2023	138,509
140,000	2.750	05/01/2024	145,079
90,000	3.000	05/01/2025	94,341
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
315,000	3.500	05/01/2023	333,172
325,000	3.500	05/01/2024	347,724
340,000	3.500	05/01/2025	366,432
350,000	3.500	05/01/2026	379,365
365,000	3.500	05/01/2027	396,817
Bellagio Community Development District Special Assessment Bond Series 2016 (BBB/NR)
155,000	2.500	11/01/2022	157,156
160,000	2.750	11/01/2023	163,454
170,000	3.000	11/01/2025	177,045
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
385,000	3.500	06/15/2024	388,534
1,000,000	4.000	06/15/2032	1,032,490
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
250,000	3.250	12/15/2024	249,520
750,000	3.500	12/15/2030	746,535
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (BBB-/NR)
6,250,000	5.875	07/01/2054	6,621,937
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(g)
21,550,000	5.250	12/01/2058	22,635,689
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
110,000	3.500	11/01/2025	117,215
115,000	3.500	11/01/2026	124,207
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/2023	238,894
245,000	2.500	05/01/2024	248,839
250,000	3.000	05/01/2025	259,515
255,000	3.000	05/01/2026	265,575
535,000	4.250	05/01/2037	579,517
Century Gardens Community Development District Special Assessment Bond Series 2019 (NR/NR)(g)
127,000	3.875	11/01/2024	130,111
189,000	4.200	11/01/2029	199,552
750,000	5.000	11/01/2049	802,695
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(g)
1,350,000	5.500	10/01/2036	1,453,815
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(g)
1,000,000	5.000	10/01/2029	1,105,020
1,000,000	5.000	10/01/2034	1,107,480

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
$1,000,000	4.000%	10/01/2034	$1,097,630
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	18,174,600
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(b)
5,000,000	0.000	05/01/2038	4,709,750
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project 2019 (NR/NR)(g)
200,000	3.625	06/15/2024	204,100
295,000	4.000	06/15/2029	308,850
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
745,000	5.375	05/01/2036	745,685
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
880,000	2.375	05/01/2023	891,713
900,000	2.500	05/01/2024	918,855
925,000	2.750	05/01/2025	956,015
915,000	3.000	05/01/2026	961,509
980,000	3.200	05/01/2027	1,037,683
1,015,000	3.250	05/01/2028	1,071,018
1,500,000	3.750	05/01/2046	1,576,500
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
215,000	3.200	12/15/2024	216,191
250,000	3.500	12/15/2029	252,860
325,000	4.000	12/15/2039	330,441
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(g)
345,000	3.750	11/01/2023	349,216
595,000	4.500	11/01/2028	620,894
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	133,671
133,000	3.250	05/01/2024	139,475
138,000	3.500	05/01/2025	146,626
143,000	3.625	05/01/2026	154,174
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
190,000	2.875	05/01/2021	194,043
195,000	3.000	05/01/2022	201,374
205,000	3.250	05/01/2023	214,986
210,000	3.375	05/01/2024	222,493
220,000	3.500	05/01/2025	236,381
215,000	4.125	05/01/2035	233,993
County of Broward RB for Airport System Series 2012 Q-1 (A+/A1)
855,000	5.000	10/01/2037	936,302

Municipal Bonds – (continued)
Florida – (continued)
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
$2,810,000	5.000%	09/01/2033	$3,511,404
2,955,000	5.000	09/01/2034	3,680,275
3,005,000	5.000	09/01/2035	3,730,978
1,610,000	4.000	09/01/2036	1,819,316
3,520,000	4.000	09/01/2038	3,950,074
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A-/A2)
7,500,000	2.600	06/01/2023	7,749,825
County of Escambia RB Refunding for International Paper Company, Series 2019 B (BBB/Baa2)(c)(d)
400,000	2.000	10/01/2024	400,536
County of Miami-Dade Aviation RB Series 2019 A (AMT) (A/NR)
4,500,000	4.000	10/01/2044	4,973,490
12,720,000	5.000	10/01/2044	15,383,950
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
18,060,000	4.000	07/01/2039	20,625,604
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(g)
550,000	3.875	11/01/2024	555,687
740,000	4.250	11/01/2030	761,675
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
2,000,000	4.000	05/01/2024	2,101,700
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
300,000	3.750	11/01/2023	304,104
730,000	4.500	11/01/2028	769,719
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
3,455,000	5.400	05/01/2039	3,683,686
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,675,000	5.300	05/01/2039	1,803,690
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
745,000	4.250	12/15/2028	772,364
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
695,000	3.750	05/01/2034	745,061
965,000	4.000	05/01/2037	1,044,004
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
200,000	3.750	11/01/2024	204,972
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	295,884

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(g)
$335,000	4.125%	11/01/2024	$339,546
445,000	4.250	11/01/2029	460,815
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(g)
425,000	4.000	12/15/2029	468,129
425,000	5.000	12/15/2034	498,874
490,000	5.000	12/15/2039	566,533
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(c)(d)(g)
1,825,000	6.250	01/01/2024	1,700,590
9,090,000	6.375	01/01/2026	8,445,337
25,550,000	6.500	01/01/2029	23,729,562
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 B (AMT) (NR/Aaa)(c)(d)
47,000,000	1.900	03/17/2020	47,038,070
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(g)
2,000,000	4.500	06/01/2033	2,182,640
250,000	4.750	06/01/2038	273,365
4,500,000	5.000	06/01/2048	4,958,100
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (BBB+/NR)
2,000,000	5.000	03/01/2044	2,373,040
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,700,000	5.000	03/01/2039	1,963,500
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Refunding Bonds Series 2015 E (AAA/Aaa)
2,990,000	5.000	06/01/2022	3,282,841
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)(a)
1,000,000	6.250	10/01/2019	1,000,000
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	205,644
500,000	5.000	11/01/2038	543,295
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
505,000	3.350	11/01/2024	507,687
500,000	3.700	11/01/2029	508,090
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	459,811
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	871,643
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
355,000	3.750	11/01/2024	360,666

Municipal Bonds – (continued)
Florida – (continued)
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR) – (continued)
600,000	4.125	11/01/2029	621,870
1,305,000	4.750	11/01/2039	1,356,913
2,100,000	5.000	11/01/2050	2,182,530
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
920,000	5.000	11/15/2036	983,949
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (AA-/Aa3)
4,605,000	5.000	10/01/2022	5,076,552
14,000,000	5.000	10/01/2023	15,867,880
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
1,290,000	5.000	10/01/2047	1,516,808
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
2,175,000	5.000	10/01/2021	2,328,251
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
290,000	3.000	11/01/2024	290,423
695,000	3.500	11/01/2030	699,643
1,000,000	4.375	11/01/2049	1,035,030
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
190,000	3.375	05/01/2021	190,572
550,000	3.875	05/01/2026	559,102
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
780,000	3.100	05/01/2024	776,030
950,000	3.300	05/01/2029	939,208
370,000	3.700	05/01/2033	368,035
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
500,000	3.100	05/01/2024	497,455
600,000	3.300	05/01/2029	593,184
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(g)
265,000	4.000	05/01/2024	289,436
265,000	4.000	05/01/2025	293,003
140,000	4.000	05/01/2026	156,661
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	99,581
400,000	3.500	11/01/2030	397,084
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	124,095
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
215,000	4.000	05/01/2024	230,813
225,000	4.000	05/01/2025	244,557
235,000	4.000	05/01/2026	258,108
240,000	4.000	05/01/2027	266,590
250,000	4.000	05/01/2028	277,387

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
$585,000	3.375%	05/01/2023	$614,151
605,000	3.500	05/01/2024	641,832
630,000	3.625	05/01/2025	674,510
650,000	3.750	05/01/2026	694,980
1,015,000	4.200	05/01/2031	1,110,907
1,000,000	4.350	05/01/2036	1,079,620
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(g)
330,000	4.000	12/15/2024	336,013
550,000	4.250	12/15/2029	575,784
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,225,000	4.250	05/01/2031	1,370,763
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
175,000	4.250	11/01/2022	177,434
370,000	4.875	11/01/2027	390,850
875,000	5.375	11/01/2037	942,935
790,000	5.500	11/01/2047	848,523
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	79,226
335,000	5.500	11/01/2047	360,527
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	825,431
700,000	4.500	11/01/2038	730,828
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(g)
210,000	4.000	11/01/2024	214,551
250,000	5.000	11/01/2039	267,777
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(g)
1,175,000	4.500	05/01/2038	1,227,053
1,855,000	4.625	05/01/2048	1,937,436
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
230,000	3.600	05/01/2024	232,847
285,000	3.800	05/01/2029	293,852
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(g)
385,000	3.650	05/01/2022	389,720
520,000	4.300	05/01/2027	543,109
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(g)
245,000	2.900	05/01/2024	243,540
285,000	3.200	05/01/2029	283,364
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
425,000	3.600	05/01/2024	430,253
515,000	3.800	05/01/2029	531,027

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,440,000	4.250	05/01/2025	1,490,990
1,675,000	4.875	05/01/2035	1,773,038
960,000	4.875	05/01/2045	1,005,523
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
310,000	4.000	05/01/2022	315,753
940,000	4.625	05/01/2027	1,004,945
1,000,000	5.250	05/01/2037	1,099,530
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1A Series 2018 (NR/NR)
350,000	3.900	05/01/2023	355,712
535,000	4.250	05/01/2028	558,016
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1B Series 2018 (NR/NR)
1,570,000	4.350	05/01/2024	1,611,291
1,970,000	4.750	05/01/2029	2,120,705
2,250,000	5.300	05/01/2039	2,454,615
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
190,000	4.000	05/01/2021	192,411
230,000	4.250	05/01/2026	240,115
4,860,000	5.000	05/01/2036	5,161,369
4,855,000	5.125	05/01/2046	5,157,904
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
230,000	3.500	05/01/2024	232,557
275,000	3.875	05/01/2029	285,266
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
250,000	3.625	11/01/2023	252,107
560,000	4.125	11/01/2028	576,257
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
330,000	3.500	05/01/2025	357,469
340,000	3.500	05/01/2026	370,270
500,000	4.000	05/01/2036	551,540
Lee Memorial Health System Hospital RB Refunding Series 2019 A-2 (A+/A2)(c)(d)
11,700,000	5.000	04/01/2026	13,919,022
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,480,000	5.000	05/01/2038	1,566,698
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
825,000	5.375	05/01/2030	825,734
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
245,000	3.800	05/01/2024	247,083
300,000	4.000	05/01/2029	305,748

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$605,000	3.250%	06/15/2024	$608,654
885,000	3.625	06/15/2030	902,806
McJunkin Parkland Community Development District Special Assessment Bond Series 2018 (NR/NR)(g)
1,000,000	4.750	11/01/2029	1,056,820
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A/NR)
750,000	4.450	05/01/2030	824,468
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
200,000	3.500	05/01/2023	202,960
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/Aa3)(a)
2,700,000	6.000	02/01/2021	2,869,020
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/Aa3)(g)
9,500,000	5.000	03/01/2030	10,608,840
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
250,000	4.000	11/01/2023	257,800
250,000	4.750	11/01/2027	271,445
850,000	5.125	11/01/2039	931,387
2,350,000	5.250	11/01/2049	2,578,256
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(c)
7,935,000	(SIFMA Municipal Swap Index Yield + 0.80%), 2.290	11/01/2021	7,933,651
Miromar Lakes Community Development District Capital Improvement RB Refunding Series 2015 (NR/NR)
175,000	3.500	05/01/2020	175,889
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/2040	1,298,400
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,757,810
3,500,000	6.000	11/01/2047	4,020,800
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
370,000	4.375	11/01/2023	380,490
640,000	4.875	11/01/2028	688,038
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
215,000	3.500	11/01/2025	233,550
225,000	3.500	11/01/2026	245,941
230,000	3.500	11/01/2027	252,469
240,000	3.500	11/01/2028	265,615
585,000	4.000	11/01/2033	658,330

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
520,000	2.500	05/01/2022	529,407
530,000	2.750	05/01/2023	547,421
350,000	3.750	05/01/2031	377,902
1,045,000	4.000	05/01/2036	1,133,031
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
280,000	3.500	05/01/2021	282,744
300,000	4.000	05/01/2027	314,334
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
250,000	4.500	05/01/2024	251,953
500,000	4.750	05/01/2030	509,500
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
350,000	4.250	05/01/2031	396,105
1,030,000	4.500	05/01/2038	1,163,859
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
265,000	4.000	05/01/2026	285,527
275,000	4.000	05/01/2027	298,510
285,000	4.125	05/01/2028	313,850
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
450,000	4.000	05/01/2024	480,469
490,000	4.000	05/01/2026	532,885
530,000	4.000	05/01/2028	585,014
1,350,000	4.500	05/01/2031	1,554,957
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,381,790
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,700,000	5.000	07/01/2029	3,235,113
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	290,447
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(g)
150,000	4.100	05/01/2024	152,834
185,000	4.500	05/01/2029	195,295
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
615,000	4.250	11/01/2025	630,141
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
250,000	3.750	05/01/2024	252,940
425,000	4.000	05/01/2030	435,438
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
200,000	3.500	05/01/2024	201,294
500,000	4.000	05/01/2030	509,440
750,000	4.500	05/01/2040	766,980
750,000	4.750	05/01/2050	766,785

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Florida – (continued)
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
$890,000	4.000%		05/01/2035		$959,162
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
685,000	3.375		06/15/2024		688,952
1,000,000	3.750		06/15/2031		1,021,170
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
305,000	4.000		11/01/2024		310,328
740,000	4.500		11/01/2029		774,477
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
250,000	4.000		11/01/2023		254,060
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,485,000	3.625		05/01/2024		1,510,052
1,895,000	4.000		05/01/2029		1,982,795
2,500,000	4.750		05/01/2039		2,662,275
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
420,000	3.000		05/01/2023		432,268
435,000	3.250		05/01/2024		455,206
450,000	3.450		05/01/2025		476,959
465,000	3.625		05/01/2026		499,866
995,000	4.125		05/01/2036		1,075,376
South Fork III Community Development District Parcel V and W Special Assessment Bonds Series 2019 (NR/NR)(g)
585,000	4.250		11/01/2024		597,402
730,000	4.500		11/01/2029		765,025
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
475,000	4.000		05/01/2024		482,662
590,000	4.625		05/01/2029		619,317
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
350,000	2.500		11/01/2023		355,393
355,000	2.750		11/01/2024		364,610
370,000	3.000		11/01/2025		384,693
585,000	4.250		11/01/2037		637,235
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA-/WR)(a)
2,000,000	6.500		11/15/2019		2,012,200
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500		05/01/2023		269,759
270,000	2.500		05/01/2024		276,013
280,000	3.000		05/01/2025		294,717
290,000	3.000		05/01/2026		307,119
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
400,000	3.500		06/15/2024		404,944
500,000	4.000		06/15/2030		518,625

Municipal Bonds – (continued)
Florida – (continued)
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
400,000		2.500		05/01/2029		400,920
725,000		2.875		05/01/2033		733,417
1,455,000		3.000		05/01/2038		1,464,181
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,300,000		3.500		05/01/2029		1,304,836
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
190,000		2.500		05/01/2023		194,672
190,000		2.500		05/01/2024		194,818
200,000		3.000		05/01/2025		209,540
205,000		3.000		05/01/2026		215,549
1,135,000		3.500		05/01/2031		1,216,902
1,370,000		4.000		05/01/2036		1,487,135
Tampa Bay Water Utility System RB Refunding Series 2015 A (AA+/Aa1)
10,160,000		4.000		10/01/2028		11,641,328
4,225,000		4.000		10/01/2029		4,827,527
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
115,000		3.625		05/01/2021		116,607
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
205,000		3.000		05/01/2027		215,857
215,000		3.125		05/01/2028		227,661
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
350,000		3.500		05/01/2032		375,715
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(g)
585,000		5.200		05/01/2028		614,513
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000		4.625		05/01/2028		309,990
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
4,710,000		3.000		05/01/2033		4,813,997
5,300,000		3.000		05/01/2037		5,373,352
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
670,000		3.500		05/01/2024		673,819
770,000		3.850		05/01/2029		784,006
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (AA/NR)
2,025,000		3.000		05/01/2033		2,078,318
3,425,000		3.000		05/01/2040		3,466,306

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(g)
$2,685,000	3.450%	05/01/2024	$2,699,821
3,210,000	3.750	05/01/2029	3,267,684
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
1,065,000	4.375	11/01/2023	1,087,429
2,005,000	5.000	11/01/2029	2,130,112
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
505,000	4.250	06/15/2028	521,478
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
750,000	5.000	04/01/2030	912,202
650,000	5.000	04/01/2031	787,176
550,000	5.000	04/01/2033	661,958
5,000,000	5.000	04/01/2048	5,841,800
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (AAA/Aaa)
2,000,000	4.000	07/01/2043	2,263,360
7,000,000	4.000	07/01/2047	7,883,680
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
135,000	3.500	05/01/2024	135,393
360,000	4.000	05/01/2030	365,519
595,000	4.375	05/01/2039	604,823
Trevesta Community Development District Special Assessment Area 1 Pase 2 Project Series 2018 (NR/NR)(g)
335,000	4.375	11/01/2024	342,735
500,000	5.250	11/01/2039	539,005
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
310,000	3.875	05/01/2024	312,083
495,000	4.125	05/01/2029	502,950
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
2,200,000	4.875	05/01/2032	2,261,292
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
250,000	4.000	11/01/2024	254,905
495,000	4.500	11/01/2029	520,176
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
180,000	3.625	11/01/2020	180,618
530,000	4.375	11/01/2025	546,133
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (A/NR)
1,000,000	4.250	05/01/2031	1,094,350
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
350,000	2.125	05/01/2022	352,860
360,000	2.250	05/01/2023	364,867
370,000	2.500	05/01/2024	380,042
375,000	2.625	05/01/2025	388,324
390,000	3.000	05/01/2026	414,258
400,000	3.125	05/01/2027	427,028
415,000	3.250	05/01/2028	443,921

Municipal Bonds – (continued)
Florida – (continued)
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
$500,000	3.000%	12/15/2024	$496,885
1,000,000	3.375	12/15/2030	997,190
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(g)
500,000	4.000	05/01/2024	509,220
1,000,000	4.625	05/01/2029	1,041,550
1,000,000	5.000	05/01/2038	1,064,230
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
325,000	4.000	11/01/2024	330,294
395,000	4.500	11/01/2029	414,802
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
300,000	4.000	11/01/2024	304,872
375,000	4.500	11/01/2029	393,818
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,560,000	3.750	05/01/2026	1,583,946
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(g)
345,000	3.250	05/01/2024	361,794
360,000	3.500	05/01/2025	382,698
370,000	3.625	05/01/2026	398,912
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
610,000	4.750	11/01/2025	628,861
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/2030	539,375
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(g)
1,000,000	3.250	05/01/2023	1,021,820
1,000,000	3.800	05/01/2028	1,059,090
2,000,000	4.000	05/01/2033	2,136,220
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
350,000	4.000	05/01/2026	388,013
350,000	4.000	05/01/2027	390,576
355,000	4.000	05/01/2028	393,890
370,000	4.000	05/01/2029	409,916
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
1,965,000	3.500	05/01/2032	2,095,515
2,300,000	4.000	05/01/2037	2,486,668
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
170,000	3.750	05/01/2024	170,944
250,000	4.000	05/01/2029	253,115
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
220,000	2.750	11/01/2024	224,783

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR) – (continued)
$225,000	3.000%	11/01/2025	$232,123
230,000	3.200	11/01/2026	239,936
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
765,000	5.500	05/01/2034	823,844
925,000	5.750	05/01/2044	1,002,977
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/2031	2,315,636
Waterset Central Community Development District Special Assessment Bond Series 2018 (NR/NR)(g)
500,000	5.125	11/01/2038	528,640
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,365,000	5.500	11/01/2045	2,525,418
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
300,000	3.250	11/01/2024	301,509
375,000	3.625	11/01/2029	380,816
1,000,000	4.000	11/01/2039	1,011,570
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
500,000	4.000	05/01/2024	506,750
750,000	4.250	05/01/2029	774,758
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
295,000	3.625	05/01/2024	298,322
355,000	3.900	05/01/2029	365,653
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(g)
675,000	3.500	05/01/2024	673,853
810,000	3.750	05/01/2029	810,502
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
600,000	3.500	06/15/2024	604,248
1,285,000	3.750	06/15/2030	1,314,465
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
250,000	3.875	05/01/2024	253,528
500,000	4.370	05/01/2029	517,095
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	209,394
680,000	4.875	11/01/2039	721,983
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	141,535
250,000	5.000	05/01/2047	261,595
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,455,000	4.500	05/01/2036	1,562,001

			574,098,071

Municipal Bonds – (continued)
Georgia – 2.2%
Atlanta Airport RB Refunding Series 2012 C (AA-/Aa3)
1,250,000	5.000	01/01/2027	1,346,337
Atlanta Airport RB Refunding Series 2019 B (AMT) (AA-/Aa3)
6,060,000	5.000	07/01/2029	7,754,376
Bartow County Development Authority RB for Georgia Power Company Plant Bowen Project First Series 2013 (A-/Baa1)(c)(d)
5,250,000	1.550	08/19/2022	5,208,840
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/NR)(c)(d)
3,000,000	2.150	06/13/2024	3,030,810
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/Baa1)(c)(d)
3,500,000	1.650	06/18/2021	3,491,740
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A-/Baa1)(c)(d)
5,100,000	1.550	08/19/2022	5,055,783
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(c)(d)
1,600,000	2.250	05/25/2023	1,621,408
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(c)(d)
2,500,000	2.925	03/12/2024	2,605,725
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corporation Vogtle Series 2017 F (A-/Baa1)(c)(d)
9,475,000	3.000	02/01/2023	9,697,094
City of Atlanta RB for Water & Wastewater Series 2018 B (AA-/Aa2)
4,750,000	3.500	11/01/2043	5,044,025
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (AA/Aa2)
7,585,000	4.000	01/01/2035	8,131,196
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
700,000	5.000	03/01/2027	762,048
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(c)(d)
14,250,000	4.000	09/01/2023	15,412,800
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
2,500,000	5.000	05/15/2025	2,902,450
3,000,000	5.000	05/15/2026	3,549,690
3,000,000	5.000	05/15/2027	3,608,430
2,455,000	5.000	05/15/2028	2,998,193
2,800,000	5.000	05/15/2029	3,472,252
4,875,000	5.000	05/15/2049	6,725,599
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(c)(d)
14,050,000	4.000	12/02/2024	15,817,912

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Georgia – (continued)
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(h)
$5,200,000	(3 Mo. LIBOR + 0.65%), 2.056%		10/01/2033		$4,886,804
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa3)
2,210,000	5.000		01/01/2023		2,443,553
4,155,000	5.000		01/01/2024		4,706,161
4,360,000	5.000		01/01/2025		5,042,253
4,575,000	5.000		01/01/2026		5,391,866
4,805,000	5.000		01/01/2027		5,777,436
5,040,000	5.000		01/01/2028		6,132,823
5,295,000	5.000		01/01/2029		6,466,095
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(g)
1,275,000	4.000		01/01/2038		1,355,032
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
1,925,000	1.900		08/01/2024		1,930,178
Savannah Economic Development Authority Recovery Zone Facility RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(c)(d)
400,000	2.000		10/01/2024		400,536

					152,769,445

Guam – 0.5%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
3,000,000	5.000		11/15/2022		3,258,240
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
2,980,000	5.000		01/01/2029		3,146,701
Guam Government GO Bonds Series 2019 (AMT) (BB-/Ba1)
2,750,000	5.000		11/15/2031		3,229,518
Guam Government Limited Obligation RB Section 30 Series 2009 A (NR/NR)(a)
850,000	5.625		12/01/2019		856,120
750,000	5.750		12/01/2019		755,550
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
2,755,000	5.000		12/01/2025		3,180,455
2,255,000	5.000		12/01/2026		2,649,512
2,000,000	5.000		12/01/2027		2,342,120
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000	5.000		10/01/2024		1,651,785
2,790,000	5.000		10/01/2030		3,063,281
Guam Power Authority RB Series 2014 A (AGM) (AA/A2)
325,000	5.000		10/01/2039		368,381
250,000	5.000		10/01/2044		281,860
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000		01/01/2046		1,161,850

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
350,000		5.000		07/01/2025		405,251
525,000		5.000		07/01/2026		619,925
350,000		5.000		07/01/2027		420,248
370,000		5.000		07/01/2028		442,683
725,000		5.000		07/01/2029		864,215
700,000		5.000		07/01/2030		830,018
700,000		5.000		07/01/2031		826,259
700,000		5.000		07/01/2032		823,144
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
400,000		5.000		07/01/2029		488,972
600,000		5.000		07/01/2031		725,508
250,000		5.000		07/01/2033		300,325
225,000		5.000		07/01/2034		269,527
425,000		5.000		07/01/2036		506,362

						33,467,810

Hawaii – 0.4%
City & County Honolulu RB for Wastewater System Series 2018 A (AA/Aa2)
3,000,000		4.000		07/01/2042		3,377,520
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa2)
5,025,000		4.000		03/01/2037		5,305,345
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
8,250,000		3.200		07/01/2039		8,451,548
Hawaii State GO Bonds Series 2013 EH (NR/NR)(a)
1,275,000		5.000		08/01/2023		1,453,270
Honolulu City & County GO Bonds Refunding Series 2019 J (AA+/Aa1)
6,565,000		1.967		08/01/2025		6,564,934

						25,152,617

Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BBB-/Baa3)
2,000,000		2.750		10/01/2024		2,080,680

Illinois – 12.0%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B2)
555,000		5.382		12/01/2023		576,778
2,250,000		5.482		12/01/2024		2,354,873
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
3,550,000		6.000		04/01/2046		4,256,628
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
760,000		5.000		04/01/2034		871,218
575,000		5.000		04/01/2035		657,380
525,000		5.000		04/01/2036		598,763
490,000		5.000		04/01/2037		557,390

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(e)
$2,015,000	0.000%	12/01/2026	$1,654,174
600,000	0.000	12/01/2027	476,328
2,930,000	0.000	12/01/2029	2,165,973
2,660,000	0.000	12/01/2030	1,887,377
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(e)
915,000	0.000	12/01/2027	726,400
965,000	0.000	12/01/2028	739,798
410,000	0.000	12/01/2030	290,911
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(e)
670,000	0.000	01/01/2031	453,409
Chicago Illinois Board of Education GO Bonds Series 2015 C (BB-/NR)
2,500,000	6.000	12/01/2035	2,870,525
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(e)
4,510,000	0.000	12/01/2031	3,071,536
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (BB-/Baa2)(e)
3,430,000	0.000	12/01/2023	3,079,625
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B2)
2,500,000	5.500	12/01/2026	2,961,425
6,330,000	5.500	12/01/2027	7,621,826
3,000,000	5.500	12/01/2028	3,663,840
2,000,000	5.500	12/01/2029	2,475,740
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
1,000,000	5.250	12/01/2039	1,102,630
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (BB-/B2)
5,135,000	5.000	12/01/2042	5,425,436
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B2)
2,300,000	6.038	12/01/2029	2,494,074
2,500,000	6.138	12/01/2039	2,758,300
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
5,160,000	7.000	12/01/2044	6,266,717
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
7,125,000	6.500	12/01/2046	8,629,871
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,825,000	5.000	12/01/2025	2,118,205
2,190,000	5.000	12/01/2026	2,590,573

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR) – (continued)
2,375,000	5.000	12/01/2027	2,856,104
7,445,000	5.000	12/01/2028	9,096,375
700,000	5.000	12/01/2030	847,784
1,800,000	5.000	12/01/2031	2,170,890
1,000,000	5.000	12/01/2032	1,202,270
2,000,000	5.000	12/01/2033	2,398,980
600,000	5.000	12/01/2034	717,438
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
5,000,000	5.000	12/01/2027	6,017,000
5,230,000	5.000	12/01/2028	6,390,066
5,500,000	5.000	12/01/2029	6,692,675
4,690,000	5.000	12/01/2030	5,680,153
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)(e)
2,000,000	0.000	12/01/2025	1,677,000
2,000,000	0.000	12/01/2026	1,618,840
300,000	0.000	12/01/2027	234,174
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)
2,500,000	4.000	12/01/2027	2,707,525
4,000,000	5.000	12/01/2028	4,723,360
5,000,000	5.000	12/01/2029	5,961,650
5,000,000	5.000	12/01/2030	5,923,200
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (BB-/NR)
125,000	5.000	12/01/2021	132,500
750,000	5.000	12/01/2022	812,572
1,200,000	5.000	12/01/2023	1,326,408
1,250,000	5.000	12/01/2024	1,403,438
1,200,000	5.000	12/01/2025	1,366,476
1,000,000	5.000	12/01/2026	1,154,150
1,000,000	5.000	12/01/2027	1,169,660
1,000,000	5.000	12/01/2028	1,180,840
1,000,000	5.000	12/01/2029	1,192,330
1,000,000	5.000	12/01/2030	1,184,640
1,000,000	5.000	12/01/2031	1,181,240
1,000,000	5.000	12/01/2032	1,177,660
1,000,000	5.000	12/01/2033	1,174,310
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR) (NATL-RE) (AA/A2)(e)
1,465,000	0.000	01/01/2030	1,096,201
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL-RE) (BBB+/Baa2)(e)
1,050,000	0.000	01/01/2028	832,114
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(e)
750,000	0.000	01/01/2032	486,442

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
$300,000	5.500%	01/01/2037	$335,181
3,020,000	5.500	01/01/2040	3,357,545
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,641,450
630,000	5.000	01/01/2034	680,494
11,590,000	5.000	01/01/2036	12,481,735
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
3,445,000	6.000	01/01/2038	4,110,333
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
650,000	5.000	01/01/2040	664,371
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
150,000	5.000	01/01/2034	156,753
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
1,120,000	7.517	01/01/2040	1,369,402
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,469,609
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
13,893,000	7.375	01/01/2033	16,567,541
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
2,700,000	5.000	01/01/2027	3,124,197
3,760,000	5.000	01/01/2028	4,404,276
4,890,000	5.000	01/01/2029	5,796,753
2,635,000	5.000	01/01/2031	3,093,938
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
3,000,000	5.500	01/01/2049	3,506,970
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/Baa2)
4,405,000	5.000	01/01/2030	4,420,990
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
2,385,000	5.432	01/01/2042	2,417,674
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,575,000	5.000	01/01/2024	2,834,586
4,435,000	5.000	01/01/2025	4,973,453
5,600,000	5.000	01/01/2038	6,186,824
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A/A3)
2,500,000	5.500	01/01/2029	2,793,450
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
7,000,000	5.000	01/01/2039	8,635,340
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2012 A (AMT) (A/A2)
4,700,000	5.000	01/01/2020	4,740,044
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
2,095,000	5.000	01/01/2023	2,318,516
4,745,000	5.000	01/01/2024	5,393,167
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
9,105,000	5.000	01/01/2037	10,685,992

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
8,000,000	5.250	01/01/2035	9,775,920
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (BBB-/NR)(a)
1,105,000	5.000	01/01/2025	1,308,629
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A+/NR)
1,135,000	5.000	06/01/2020	1,160,492
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/2042	562,324
1,330,000	4.000	01/01/2052	1,421,464
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,500,000	5.000	11/01/2028	1,778,625
1,780,000	5.000	11/01/2029	2,103,871
1,000,000	5.000	11/01/2030	1,177,440
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,500,000	5.000	11/01/2026	1,795,755
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
15,475,000	5.000	11/01/2042	16,604,366
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM) (AGM-CR) (AA/A2)
265,000	5.432	01/01/2042	320,727
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM) (AGM-CR) (AA/A2)
5,650,000	6.314	01/01/2044	7,528,455
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (AA/NR)
10,350,000	5.500	12/01/2036	13,021,542
Cook County Illinois GO Refunding Bonds Series 2010 A (AA-/A2)
4,000,000	5.250	11/15/2033	4,146,720
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	913,643
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
1,500,000	4.000	11/15/2047	1,677,645
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (AA/A1)
2,325,000	4.000	12/01/2036	2,577,053
1,420,000	4.000	12/01/2037	1,567,453
4,230,000	4.000	12/01/2042	4,619,372
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (NR/Aa2)
500,000	4.000	12/01/2038	548,405
400,000	4.000	12/01/2040	437,464
1,085,000	4.000	12/01/2042	1,181,554
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group series 2017 A (AA+/Aa2)
19,555,000	4.000	07/15/2047	21,442,449
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (A/NR)
4,000,000	4.250	01/01/2044	4,318,360

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
$1,425,000	4.000%	05/15/2027	$1,507,892
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (AA-/Aa2)
2,100,000	5.000	10/01/2041	2,548,161
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
10,685,000	5.000	01/01/2026	12,512,883
8,170,000	5.000	01/01/2027	9,724,996
15,355,000	5.000	01/01/2028	18,535,635
11,790,000	5.000	01/01/2029	14,358,451
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,703,629
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB-/Baa3)
1,780,000	7.350	07/01/2035	2,169,962
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
39,035,000	5.100	06/01/2033	42,280,370
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,000,000	5.500	07/01/2024	5,518,000
5,500,000	5.250	07/01/2028	5,999,510
9,490,000	5.500	07/01/2038	10,324,835
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
375,000	4.500	12/01/2041	395,899
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
27,575,000	5.000	11/01/2019	27,641,180
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
26,930,000	5.000	11/01/2029	30,748,943
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
14,500,000	5.000	11/01/2021	15,327,660
2,500,000	5.000	11/01/2022	2,691,725
3,615,000	5.000	11/01/2023	3,957,015
46,925,000	5.000	11/01/2024	52,195,147
27,000,000	5.000	11/01/2025	30,273,210
7,995,000	5.000	11/01/2027	9,150,118
600,000	5.000	11/01/2028	685,212
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
7,860,000	5.000	05/01/2020	7,990,240
16,380,000	5.000	05/01/2031	18,826,517
1,760,000	5.000	05/01/2042	1,977,607
1,760,000	5.000	05/01/2043	1,974,491
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,960,000	4.000	02/01/2030	4,373,543
1,185,000	4.000	02/01/2031	1,303,606
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
2,235,000	5.000	11/01/2020	2,301,916
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB/NR)
1,605,000	5.000	06/15/2022	1,723,192
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
675,000	4.000	06/15/2021	696,533
2,875,000	5.000	06/15/2022	3,086,715

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
3,185,000	4.000	06/15/2021	3,286,602
Kendall Kane & Will Counties Community Unit School District No. 308 GO Bonds Series 2011 A (NR/A2)
4,545,000	5.000	02/01/2029	4,734,027
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(e)
5,535,000	0.000	12/15/2032	3,742,712
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/Baa2)(e)
2,685,000	0.000	12/15/2031	1,879,419
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)
1,555,000	5.700	06/15/2024	1,715,989
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(a)
460,000	5.700	06/15/2022	517,620
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
4,390,000	5.000	12/15/2028	4,700,285
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(b)
2,000,000	5.000	12/15/2028	2,320,700
300,000	5.000	12/15/2032	341,439
600,000	5.000	12/15/2033	680,724
500,000	5.000	12/15/2034	565,320
1,260,000	0.000	12/15/2037	857,921
3,500,000	0.000	12/15/2042	2,365,895
3,850,000	0.000	12/15/2047	2,579,500
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
1,125,000	6.000	06/01/2021	1,210,950
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (AA/NR)
4,415,000	5.000	07/01/2029	5,396,057
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(e)
6,005,000	0.000	12/01/2025	5,209,758
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500	03/01/2030	4,247,000
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
1,100,000	6.630	02/01/2035	1,296,471
State of Illinois GO Bonds Series 2012 A (BBB-/Baa3)
300,000	5.000	01/01/2034	313,473
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
570,000	5.000	02/01/2024	625,022
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
2,820,000	4.000	06/01/2032	2,931,108

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
$3,455,000	5.000%	12/01/2027	$3,995,915
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
1,850,000	3.250	11/01/2026	1,866,373
9,450,000	5.000	11/01/2026	10,718,568
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
3,800,000	5.000	02/01/2028	4,338,916
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
500,000	5.000	10/01/2028	584,245
State of Illinois GO Unlimited Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000	11/01/2020	2,430,894
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
1,500,000	4.000	12/01/2033	1,565,250
5,000,000	4.250	12/01/2037	5,234,850
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
5,100,000	5.000	10/01/2027	5,886,114
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
1,150,000	5.000	01/01/2024	1,195,517
2,690,000	5.000	01/01/2030	2,875,072
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,000,000	4.250	01/01/2029	999,940
Village of Romeoville GO Refunding Bonds Series 2019 (AA/Aa2)
3,055,000	5.000	12/30/2027	3,819,453
3,235,000	5.000	12/30/2028	4,101,753
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)
210,000	4.125	10/01/2041	217,377
420,000	4.125	10/01/2046	433,650

			828,621,172

Indiana – 0.6%
City of Mishawaka RB for Sewerage Works Revenue Series 2018 (AGM) (AA/NR)
1,845,000	2.000	09/01/2038	1,633,360
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2015 (AMT) (A-/A1)(c)(d)
3,000,000	5.000	11/01/2022	3,293,580
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A1)(c)(d)
11,500,000	5.000	06/05/2026	13,645,900
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
540,000	5.000	09/15/2034	653,065
680,000	5.000	09/15/2039	808,112
445,000	4.000	09/15/2044	478,033
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(c)(d)
2,300,000	2.100	11/01/2026	2,323,069
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(c)
3,940,000	(SIFMA Municipal Swap Index Yield + 0.55%), 2.040	11/01/2023	3,956,784

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)
3,000,000	5.000	01/01/2042	3,529,290
Purdue University RB Refunding Series 2016 CC (AAA/Aaa)
7,245,000	5.000	07/01/2026	8,955,182
Purdue University RB Series 2007 A (AAA/Aaa)
3,035,000	5.250	07/01/2029	3,931,236

			43,207,611

Iowa – 0.1%
City of Davenport GO Corporate Bonds Series 2019 IA (AA/Aa3)
1,060,000	4.000	06/01/2031	1,217,526
Coralville Iowa COPS Series 2016 E (BB/NR)
460,000	4.000	06/01/2020	462,383
500,000	4.000	06/01/2021	506,210
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (B+/NR)
2,335,000	3.125	12/01/2022	2,368,204

			4,554,323

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)(f)
250,000	4.000	05/15/2020	252,270
450,000	4.000	05/15/2021	460,391
1,300,000	4.000	05/15/2023	1,360,814
1,015,000	4.000	05/15/2024	1,072,632
1,060,000	5.000	05/15/2025	1,183,617
1,165,000	5.000	05/15/2027	1,335,952

			5,665,676

Kentucky – 2.2%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(h)
10,490,000	(3 Mo. LIBOR + 0.53%), 2.040	11/01/2027	10,348,175
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
1,200,000	4.000	06/01/2037	1,305,732
400,000	4.000	06/01/2045	428,120
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
955,000	4.000	06/01/2037	1,041,218
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,045,913
855,000	5.000	08/01/2036	1,042,972
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A1)(c)(d)
25,000,000	4.000	01/01/2025	27,628,500
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)(c)(d)
16,000,000	4.000	06/01/2025	17,696,960

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(c)(d)
$42,080,000	4.000%	06/01/2025	$46,580,877
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
8,145,000	5.000	11/01/2025	9,708,840
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A/NR)
2,000,000	4.000	10/01/2034	2,194,100
Louisville & Jefferson County Metropolitan Government PCRB for Louisville Gas & Electric Company Project Series 2001 B (AMT) (A/A1)(c)(d)
3,080,000	2.550	05/03/2021	3,133,407
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
2,295,000	5.000	05/15/2030	2,461,020
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 (SP-1+/MIG1)
10,000,000	4.000	11/01/2019	10,021,300
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (AA/Aa3)
10,000,000	4.000	05/15/2038	11,334,600
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/2026	3,698,633

			149,670,367

Louisiana – 1.5%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
520,000	4.000	12/01/2020	532,220
770,000	4.000	12/01/2021	802,971
815,000	4.000	12/01/2022	864,128
1,135,000	4.000	12/01/2023	1,222,191
1,150,000	4.000	12/01/2024	1,255,501
1,385,000	5.000	12/01/2025	1,607,514
1,455,000	5.000	12/01/2026	1,715,867
1,530,000	5.000	12/01/2027	1,827,355
1,605,000	5.000	12/01/2028	1,937,428
1,000,000	5.000	12/01/2029	1,218,620
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB/Baa2)
14,185,000	3.500	11/01/2032	15,086,173
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (A+/A1)
6,250,000	4.375	02/01/2039	6,760,812
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	940,887
670,000	5.000	10/01/2023	758,065

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
900,000	4.000	07/01/2044	980,046
900,000	4.000	07/01/2049	970,596
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
2,125,000	3.375	09/01/2028	2,158,065
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/2030	1,654,835
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (NR/A3)
3,695,000	4.000	05/15/2042	3,954,795
3,000,000	5.000	05/15/2046	3,471,390
New Orleans Aviation Board GARB Series 2015 B (AMT) (A-/A3)
3,750,000	5.000	01/01/2034	4,263,825
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
1,000,000	5.000	01/01/2048	1,151,190
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A/A2)
500,000	5.000	04/01/2030	550,495
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB/Baa3)(c)(d)
11,300,000	2.000	04/01/2023	11,323,504
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB/Baa3)(c)(d)
15,505,000	2.100	07/01/2024	15,568,881
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB/Baa3)(c)(d)
21,235,000	2.200	07/01/2026	21,383,433

			103,960,787

Maine – 0.5%
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (AA/A2)
250,000	5.000	12/01/2020	259,473
305,000	5.000	12/01/2021	326,100
400,000	5.000	12/01/2022	439,280
500,000	5.000	12/01/2023	562,730
500,000	5.000	12/01/2024	575,490
450,000	5.000	12/01/2025	528,822
1,530,000	5.000	12/01/2026	1,828,870
1,500,000	5.000	12/01/2027	1,820,055
1,000,000	5.000	12/01/2028	1,221,410
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,575,000	5.000	07/01/2026	1,884,929
State of Maine GO Bonds Series 2018 D (AA/Aa2)
9,765,000	5.000	06/01/2024	11,390,091
10,470,000	5.000	06/01/2025	12,559,079

			33,396,329

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – 1.2%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
$425,000	4.000%	09/01/2027	$454,478
650,000	4.500	09/01/2033	700,635
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/2027	2,047,402
County of Baltimore GO Bonds for Build America Bonds Series 2010 C (AAA/Aaa)
1,830,000	3.810	11/01/2023	1,952,519
County of Montgomery MD Public Improvement GO Bonds Series 2013 A (AAA/Aaa)
13,475,000	4.000	11/01/2027	14,879,499
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
40,000	5.600	07/01/2020	40,143
555,000	5.700	07/01/2029	556,976
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
1,000,000	5.000	06/01/2044	1,199,910
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
6,620,000	1.700	09/01/2022	6,655,616
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
600,000	4.000	06/01/2020	610,146
Maryland State GO Bonds for State & Local Facilities Loan Second Series 2014 B (AAA/Aaa)(a)
15,900,000	5.000	08/01/2022	17,562,186
Maryland State GO Bonds for State & Local Facilities Loan Series 2013 B (AAA/Aaa)
10,000,000	5.000	03/15/2025	11,948,400
State of Maryland Department of Transportation RB Series 2015 (AAA/Aa1)
15,780,000	4.000	02/01/2030	17,144,970
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
5,145,000	4.000	12/15/2026	5,712,339

			81,465,219

Massachusetts – 2.5%
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/Aa1)
14,440,000	5.000	12/01/2041	15,467,551
Commonwealth of Massachusetts GO Refunding Bonds Series 2004 A (AMBAC) (AA/Aa1)
28,900,000	5.500	08/01/2030	39,650,511
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)(a)
5,000,000	5.250	02/01/2021	5,264,350
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (AAA/Aaa)
5,000,000	5.000	07/15/2036	7,054,450
25,890,000	5.000	07/15/2040	37,542,053

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(g)
2,000,000	4.000	11/15/2023	2,074,140
1,200,000	5.000	11/15/2028	1,393,416
Massachusetts Development Finance Agency RB for Wellesley College Series 2012 J (AA+/Aa1)
7,000,000	5.000	07/01/2042	7,675,780
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
825,000	5.000	07/01/2038	994,389
1,850,000	5.000	07/01/2039	2,224,644
Massachusetts Health & Educational Facilities Authority RB for Tufts University Series 2012 G (AA-/Aa2)(c)(d)
6,120,000	1.250	10/07/2019	6,120,000
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(h)
1,970,000	(3 Mo. LIBOR + 0.57%), 2.080	05/01/2037	1,938,854
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(h)
1,735,000	(3 Mo. LIBOR + 0.57%), 2.080	05/01/2037	1,707,552
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
7,500,000	4.000	05/01/2039	8,503,500
Massachusetts State GO Bonds Consolidated Loan Series 2019 G (AA/Aa1)
17,475,000	4.000	09/01/2037	20,243,739
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(c)(d)
5,525,000	5.000	01/01/2023	6,146,010
Massachusetts Water Resources Authority RB Refunding Series 2012 B (AA+/Aa1)
7,220,000	5.000	08/01/2029	7,938,679

			171,939,618

Michigan – 3.3%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(d)
23,263,183	4.000	04/01/2034	20,242,691
City of Detroit Financial Recovery Series 2014 B-2 (NR/NR)(d)
331,114	4.000	04/01/2034	288,122
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
1,075,000	5.000	07/01/2026	1,229,757
1,130,000	5.000	07/01/2027	1,290,426
1,000,000	5.000	07/01/2028	1,139,330
1,000,000	5.000	07/01/2029	1,137,070
3,435,000	5.000	07/01/2033	3,872,619
3,330,000	5.000	07/01/2036	3,736,127
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (NR/Aa1)
6,200,000	2.192	05/01/2026	6,194,358
15,160,000	2.302	05/01/2027	15,194,716
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien RB Series 2016C (AA-/A2)
8,300,000	5.250	07/01/2033	10,116,787

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien RB Series 2016C (AA-/A2) – (continued)
$17,775,000	5.250%	07/01/2034	$21,629,153
Lansing Board of Water & Light Michigan Utility System RB Series 2019 A (AA-/Aa3)
39,250,000	5.000	07/01/2044	48,481,208
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
1,850,000	5.000	11/15/2048	2,250,137
3,700,000	4.000	11/15/2050	4,078,177
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
3,750,000	4.000	02/15/2047	4,119,938
17,000,000	4.000	02/15/2050	18,609,560
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
1,000,000	3.875	10/01/2023	1,056,570
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (AA-/A2)
1,000,000	5.000	07/01/2034	1,142,500
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE) (A+/A3)
650,000	5.000	07/01/2036	739,310
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-1 (A+/A2)
1,000,000	5.000	07/01/2044	1,076,900
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/2032	373,727
250,000	5.000	07/01/2033	286,470
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A/A3)
1,945,000	5.000	07/01/2033	2,268,181
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A2)
400,000	5.000	07/01/2035	455,848
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A2)
1,000,000	5.000	07/01/2029	1,179,850
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)
4,470,000	5.000	12/01/2039	4,775,256

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)
4,290,000	5.000	12/01/2035	4,654,779
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
15,000,000	4.250	12/31/2038	16,729,050
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(c)(d)
1,115,000	1.450	09/01/2021	1,108,522
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(e)
9,500,000	0.000	06/01/2052	533,995
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,000,000	5.000	05/01/2023	2,255,220
2,125,000	5.000	05/01/2024	2,467,465
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (AA/NR)
2,485,000	4.000	11/01/2026	2,902,728
2,585,000	4.000	11/01/2027	3,043,838
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,348,695
1,215,000	5.000	05/01/2026	1,466,396
3,705,000	5.000	05/01/2027	4,459,783
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA/NR)
2,160,000	5.000	05/01/2022	2,343,794
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A/A2)
400,000	5.000	12/01/2033	483,756
1,065,000	5.000	12/01/2034	1,284,326
650,000	5.000	12/01/2035	781,846
800,000	5.000	12/01/2036	959,784
880,000	5.000	12/01/2037	1,052,234

			224,840,999

Minnesota – 0.3%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
3,300,000	5.000	05/01/2048	4,019,466
1,325,000	4.000	05/01/2049	1,465,980
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essential Health Obligated Group Series 2018 A (A-/NR)
1,560,000	4.250	02/15/2048	1,717,731
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (NR/Ba2)
340,000	3.000	03/01/2020	341,234
390,000	3.000	03/01/2021	394,099
610,000	3.000	03/01/2022	618,668
630,000	3.000	03/01/2023	639,620
650,000	3.250	03/01/2024	665,314

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Independent School District No. 709 COPS Refunding Series 2019 B (SD CRED PROG) (NR/Aa2)
$365,000	5.000%	02/01/2020	$369,026
300,000	5.000	02/01/2021	313,329
320,000	5.000	02/01/2022	344,720
380,000	5.000	02/01/2023	421,280
400,000	5.000	02/01/2024	455,840
375,000	5.000	02/01/2025	438,285
370,000	5.000	02/01/2027	450,926
350,000	5.000	02/01/2028	434,364
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
500,000	5.000	05/01/2047	570,650
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
165,000	4.000	12/01/2026	186,057
165,000	4.000	12/01/2027	187,509
205,000	4.000	12/01/2028	235,264
125,000	4.000	12/01/2029	145,083
250,000	4.000	12/01/2030	287,648
170,000	4.000	12/01/2031	194,186
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AAA/Aa1)
1,680,000	3.000	10/01/2029	1,840,776
University of Minnesota GO Bonds Series 2013 A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,444,864

			20,181,919

Mississippi – 0.7%
Jackson County PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (AA/Aa2)(c)(d)
16,000,000	1.370	10/07/2019	16,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron USA, Inc. Series 2007 B (AA/Aa2)(c)(d)
20,000,000	1.370	10/07/2019	20,000,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(c)(d)
4,120,000	2.750	12/09/2021	4,181,924
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
5,950,000	2.500	04/01/2022	5,962,257
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (AA/A1)(a)
1,095,000	5.375	10/01/2019	1,095,000
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/2035	1,115,090
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(c)(d)
2,700,000	2.900	09/01/2023	2,803,815

			51,158,086

Missouri – 0.7%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
400,000	3.000	11/01/2019	400,256

Municipal Bonds – (continued)
Missouri – (continued)
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR) – (continued)
400,000	3.000	11/01/2020	403,096
350,000	3.000	11/01/2021	353,804
350,000	4.000	11/01/2022	363,885
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(g)
1,000,000	4.500	12/01/2029	1,040,110
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A/A2)
4,200,000	5.000	03/01/2030	5,263,650
4,410,000	5.000	03/01/2031	5,496,403
4,630,000	5.000	03/01/2032	5,742,821
4,865,000	5.000	03/01/2033	6,012,070
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
830,000	5.000	09/01/2038	987,990
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
420,000	4.000	02/15/2037	473,332
675,000	4.000	02/15/2038	756,256
500,000	4.000	02/15/2039	559,265
1,850,000	4.000	02/15/2044	2,054,666
5,000,000	4.000	02/15/2049	5,523,000
Missouri Health & Educational Facilities Authority RB Series 2000 B (AA+/Aa1)(c)(d)
3,200,000	1.370	10/07/2019	3,200,000
Missouri Health & Educational Facilities Authority RB Series 2000 C (AA+/Aa1)(c)(d)
4,400,000	1.370	10/07/2019	4,400,000
Missouri Health & Educational Facilities Authority RB Series 2003 B (AA+/Aa1)(c)(d)
3,085,000	1.250	10/07/2019	3,085,000
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/NR)
4,270,000	1.600	12/01/2022	4,247,369
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,405,000	4.375	11/15/2035	1,526,097

			51,889,070

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
575,000	5.000	07/01/2029	716,835

Nevada – 0.6%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
100,000	3.000	06/01/2020	100,615
135,000	3.000	06/01/2021	136,642
245,000	3.000	06/01/2022	248,513
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
250,000	4.250	06/01/2034	263,377
300,000	4.500	06/01/2039	317,538

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR) – (continued)
$250,000	4.625%	06/01/2043	$264,830
400,000	4.625	06/01/2049	420,836
Clark County School District Building GO Bonds Series 2018 A (A+/A1)
7,335,000	5.000	06/15/2033	9,018,749
Clark County School District GO BUILDING BONDS SERIES 2018 A (A+/A1)
5,000,000	5.000	06/15/2030	6,210,900
11,180,000	5.000	06/15/2031	13,827,648
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,359,851
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (AA/Aa2)
5,000,000	5.000	11/01/2026	5,980,950

			38,150,449

New Hampshire – 0.9%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(c)(d)
2,695,000	2.800	10/02/2023	2,817,892
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(c)
7,400,000	(SIFMA Municipal Swap Index Yield + 0.75%), 2.240	10/01/2021	7,385,792
New Hampshire Health and Education Facilities Authority RB Refunding Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
8,965,000	5.000	08/01/2032	10,750,828
3,880,000	5.000	08/01/2033	4,642,847
4,075,000	5.000	08/01/2034	4,865,957
4,290,000	5.000	08/01/2035	5,108,918
4,505,000	5.000	08/01/2036	5,348,066
4,735,000	5.000	08/01/2037	5,601,742
4,980,000	5.000	08/01/2038	5,873,312
5,235,000	5.000	08/01/2039	6,165,207
5,505,000	5.000	08/01/2040	6,464,962

			65,025,523

New Jersey – 5.2%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	341,550
250,000	5.000	03/01/2026	298,697
Borough of Stone Harbor GO Bonds Series 2018 (AA/NR)
1,345,000	4.000	11/01/2026	1,538,909
County of Cape May GO Bonds Series 2019 (NR/Aa1)
1,975,000	4.000	10/01/2025	2,278,518
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(e)
2,560,000	0.000	11/01/2021	2,480,205

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (BBB-/NR)
500,000	5.000	07/01/2032	567,510
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,000,000	5.500	06/15/2033	4,751,600
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (BBB+/Baa1)
5,805,000	5.000	06/15/2028	6,981,964
10,295,000	5.000	06/15/2029	12,399,504
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Ba1)
4,325,000	5.000	10/01/2047	4,957,402
New Jersey Economic Development Authority RB Refunding for Provident Group – Montclair Properties L.L.C. – Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,523,080
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 K (AMBAC) (BBB+/Baa1)
1,590,000	5.250	12/15/2020	1,657,654
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB+/Baa1)
2,635,000	5.500	09/01/2024	3,069,617
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (BBB+/Baa1)
22,710,000	5.000	06/15/2021	23,985,621
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
9,340,000	5.000	06/15/2029	11,249,283
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc.-2017 Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	820,011
1,545,000	5.000	06/01/2032	1,895,730
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
5,380,000	5.000	06/15/2037	6,199,105
New Jersey Economic Development Authority State Pension RB Series 1997 B (AGM) (AA/A2)(e)
12,640,000	0.000	02/15/2020	12,538,627
New Jersey Educational Facilities Authority RB for Princeton University Series 2014 A (AAA/Aaa)
8,220,000	5.000	07/01/2026	9,619,537
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (AAA/Aaa)
2,675,000	5.000	07/01/2033	3,361,539
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/2040	1,279,162

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Refunding Series 2017 C-5 (A+/A2)(c)
$5,000,000	(1 Mo. LIBOR + 0.46%), 1.882%	01/01/2021	$5,005,500
New Jersey State Turnpike Authority RB Series 2015 E (A+/A2)
8,930,000	5.000	01/01/2032	10,453,726
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(e)
24,175,000	0.000	12/15/2035	14,766,574
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(e)
5,000,000	0.000	12/15/2035	3,005,750
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(e)
9,830,000	0.000	12/15/2026	8,257,200
3,185,000	0.000	12/15/2029	2,415,854
1,155,000	0.000	12/15/2031	813,351
5,000,000	0.000	12/15/2036	2,869,550
1,495,000	0.000	12/15/2037	823,626
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
755,000	5.000	06/15/2046	835,438
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB+/Baa1)
9,055,000	5.500	12/15/2021	9,824,675
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
20,730,000	5.250	12/15/2022	23,135,509
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(e)
18,220,000	0.000	12/15/2031	12,985,758
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB+/Baa1)
1,580,000	5.250	12/15/2022	1,756,012
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
2,585,000	5.000	06/15/2020	2,645,024
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(e)
25,925,000	0.000	12/15/2036	14,878,617
12,030,000	0.000	12/15/2037	6,627,567
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(e)
15,210,000	0.000	12/15/2038	8,031,793
15,000,000	0.000	12/15/2039	7,630,650
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
6,515,000	5.500	06/15/2041	6,880,101

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)
1,000,000	5.000	06/15/2042	1,047,300
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
2,290,000	5.000	06/15/2030	2,689,170
1,825,000	5.000	06/15/2031	2,135,743
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,905,000	4.000	12/15/2031	3,162,702
2,000,000	5.000	12/15/2032	2,367,960
3,345,000	5.000	12/15/2033	3,951,081
7,775,000	5.000	12/15/2034	9,141,223
2,770,000	5.000	12/15/2035	3,245,166
3,455,000	5.000	12/15/2036	4,032,952
2,410,000	4.250	12/15/2038	2,601,643
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (BBB+/Baa1)
7,000,000	5.000	06/15/2029	8,430,940
6,155,000	5.000	06/15/2030	7,362,857
2,215,000	5.000	06/15/2031	2,637,799
3,000,000	5.000	06/15/2032	3,556,950
5,000,000	5.000	06/15/2033	5,913,550
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB+/Baa1)
10,000,000	5.000	06/15/2037	11,640,900
10,000,000	4.500	06/15/2049	10,918,700
New Jersey Transportation Trust Fund Authority Transportation Programme RB Series 2019 AA (BBB+/Baa1)
3,060,000	5.000	06/15/2034	3,603,181
3,000,000	5.250	06/15/2043	3,516,480
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
3,195,000	5.500	12/15/2022	3,590,637
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (BBB-/Baa1)
1,670,000	4.000	01/01/2023	1,757,558
730,000	4.000	01/01/2024	766,361
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
1,000,000	5.000	01/01/2037	1,174,140
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
2,000,000	5.000	06/01/2046	2,203,580
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB+/NR)
1,985,000	3.200	06/01/2027	2,029,146
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
1,535,000	2.000	07/15/2022	1,563,873

			362,478,692

New Mexico – 0.1%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 A (BBB+/Baa2)(c)(d)
1,200,000	5.200	06/01/2020	1,227,828

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
$2,500,000	5.900%	06/01/2040	$2,573,050

			3,800,878

New York – 7.1%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BBB-/Baa3)
200,000	5.875	04/01/2042	202,620
City of New Rochelle Corp. for Local Development RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/2025	375,352
335,000	5.000	07/01/2026	386,145
425,000	5.000	07/01/2027	489,379
Essex County Industrial Development Agency RB Refunding for International Paper Company Series 2019 A (AMT) (BBB/Baa2)(c)(d)
500,000	2.100	10/01/2024	501,530
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 (AAA/Aaa)(g)(h)
7,210,380	(1 Mo. LIBOR + 0.50%), 2.554	01/25/2033	7,134,249
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(c)
9,000,000	(1 Mo. LIBOR + 0.75%), 2.172	10/01/2023	9,044,010
Long Island Power Authority RB Series 2019 B (A/A2)(c)(d)
12,825,000	1.650	09/01/2024	12,805,634
Metropolitan Transportation Authority RB Anticipating Notes Series 2019 C (SP-1/MIG1)
35,250,000	4.000	07/01/2020	35,915,167
Metropolitan Transportation Authority RB Anticipating Notes Series 2019 D-1 (SP-1/MIG1)
54,680,000	5.000	09/01/2022	59,885,536
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (A/A1)(c)
5,000,000	(1 Mo. LIBOR + 0.70%), 2.061	02/01/2020	5,004,900
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A/A1)(c)
7,600,000	(1 Mo. LIBOR + 0.55%), 1.911	11/01/2022	7,568,232
Metropolitan Transportation Authority RB Series 2011 B (A/A1)(c)
7,510,000	(1 Mo. LIBOR + 0.55%), 1.911	11/01/2022	7,478,383
New York City GO Bonds Fiscal 2012 Series I (AA/Aa1)
3,000,000	5.000	08/01/2029	3,301,650
New York City GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa1)(c)(d)
4,550,000	1.400	10/07/2019	4,550,000
New York City GO Bonds Fiscal 2015 Series F Subseries F6 (AA/Aa1)(c)(d)
5,825,000	1.400	10/07/2019	5,825,000

Municipal Bonds – (continued)
New York – (continued)
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(c)(d)
3,500,000	2.750	12/29/2023	3,630,760
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2014 Series AA Subseries AA1 (AA+/Aa1)(c)(d)
10,555,000	1.400	10/07/2019	10,555,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
5,655,000	5.000	08/01/2039	6,527,510
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
15,685,000	2.570	11/01/2023	16,039,952
17,020,000	2.640	11/01/2024	17,508,644
11,900,000	2.740	11/01/2025	12,272,589
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-3 (AAA/Aa1)
10,000,000	4.000	05/01/2044	11,315,400
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured Tax Exempt RB Series 2019 A-4 (AAA/Aa1)(c)(d)
2,425,000	1.400	10/07/2019	2,425,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Subseries C-4 (AAA/Aa1)(c)(d)
5,930,000	1.400	10/07/2019	5,930,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2015 Subseries E-3 (AAA/Aa1)(c)(d)
6,000,000	1.400	10/07/2019	6,000,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2016 Subseries E-4 (AAA/Aa1)(c)(d)
4,550,000	1.400	10/07/2019	4,550,000
New York City Water & Sewer System RB Refunding Series 2012 AA (AA+/Aa1)
20,600,000	5.000	06/15/2033	21,861,132
New York City Water & Sewer System Second General Resolution RB Refunding Series 2011 DD-2 (AA+/Aa1)(c)(d)
6,000,000	1.400	10/07/2019	6,000,000
New York City Water & Sewer System Second General Resolution RB Refunding Series 2019 EE (AA+/Aa1)
19,225,000	4.000	06/15/2040	21,982,249
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
4,840,000	3.500	02/15/2048	5,022,032
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)(c)(f)
855,000	2.625	09/15/2069	868,518
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)(c)(f)
1,070,000	2.800	09/15/2069	1,088,115
New York State Dormitory Authority Columbia University RB Series 2011 A (AAA/Aaa)
12,125,000	5.000	10/01/2041	12,771,626

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AA+/Aa1)
$1,400,000	5.000%	02/15/2027	$1,728,636
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AA+/Aa1)
6,190,000	5.000	02/15/2027	7,643,041
New York State Dormitory Authority RB for Cornell University Series 2019 D (AA/Aa1)
3,000,000	5.000	07/01/2035	4,230,930
3,300,000	5.000	07/01/2036	4,706,097
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(c)(d)
9,620,000	5.000	05/01/2022	10,332,842
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(c)(d)
5,770,000	5.000	05/01/2024	6,560,317
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
25,000,000	5.000	03/15/2024	29,004,250
5,275,000	5.000	03/15/2026	6,467,045
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (NR/Baa1)
1,400,000	5.000	07/01/2033	1,748,992
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
100,000	3.560	07/01/2026	103,462
100,000	3.670	07/01/2027	103,549
40,000	3.760	07/01/2028	41,573
200,000	3.820	07/01/2029	208,266
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB+/Baa1)
540,000	5.000	07/01/2032	677,975
465,000	5.000	07/01/2034	580,501
505,000	5.000	07/01/2035	628,478
440,000	5.000	07/01/2036	546,036
545,000	4.000	07/01/2040	604,846
590,000	5.000	07/01/2041	723,122
2,315,000	4.000	07/01/2045	2,546,616
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,080,000	5.000	05/01/2022	1,179,360
960,000	5.000	05/01/2023	1,080,355
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
425,000	4.900	03/15/2023	464,763
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(d)
5,350,000	2.867	07/01/2034	5,350,000
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AA+/Aa1)
5,000,000	5.000	03/15/2031	5,778,100
New York State Urban Development Corporation Taxable Refunding RB Series 2017 B (AA+/Aa1)
16,745,000	2.860	03/15/2024	17,304,283

Municipal Bonds – (continued)
New York – (continued)
New York State Urban Development Corporation Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
11,875,000	2.980	03/15/2025	12,464,950
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
3,000,000	5.000	01/01/2028	3,665,730
1,700,000	5.000	01/01/2033	2,039,167
1,200,000	5.000	01/01/2034	1,436,244
9,310,000	4.000	01/01/2036	10,172,478
2,450,000	5.000	01/01/2036	2,922,532
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (AA/A2)
1,500,000	4.000	07/01/2046	1,586,565
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
700,000	5.000	07/01/2041	778,155
1,875,000	5.250	01/01/2050	2,092,031
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (BB-/NR)
3,615,000	5.000	08/01/2021	3,803,450
2,250,000	5.000	08/01/2031	2,361,285
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
2,075,000	5.000	07/01/2046	2,297,336
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (AA-/Aa3)
2,500,000	5.000	09/01/2033	3,177,650
2,000,000	5.000	09/01/2034	2,533,620
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
1,000,000	5.000	11/01/2023	1,123,920
1,000,000	5.000	11/01/2024	1,150,810

			490,765,672

North Carolina – 1.2%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/2038	2,053,140
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(c)(d)
375,000	2.000	10/01/2024	375,502
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Company Series 2019 C (AMT) (BBB/Baa2)(c)(d)
1,750,000	2.100	10/01/2024	1,755,355
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)(c)(d)
400,000	2.000	10/01/2024	400,536

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
North Carolina – (continued)
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (AAA/Aaa)
$5,250,000	5.000%		03/01/2029		$6,743,153
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)
38,115,000	5.000		10/01/2041		41,119,987
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)
25,000,000	5.000		10/01/2044		26,939,250
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000		09/01/2025		645,079

					80,032,002

Ohio – 2.2%
American Municipal Power, Inc., RB for Hydroelectric Projects Series 2010 C (A/A2)
2,290,000	6.973		02/15/2024		2,738,657
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(e)
73,450,000	0.000		06/01/2047		4,439,318
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(e)
157,000,000	0.000		06/01/2052		6,749,430
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
1,000,000	6.500		06/01/2047		1,026,570
2,400,000	5.875		06/01/2047		2,410,536
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Ca)
47,390,000	5.125		06/01/2024		47,390,000
5,150,000	5.875		06/01/2030		5,162,257
1,750,000	5.750		06/01/2034		1,752,572
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa3)
1,700,000	6.250		06/01/2037		1,742,313
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
275,000	5.000		11/01/2020		282,279
285,000	5.000		11/01/2021		298,347
400,000	5.000		11/01/2022		426,036
420,000	5.000		11/01/2023		454,041
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A/A2)
1,560,000	5.000		01/01/2020		1,573,447
1,000,000	5.000		01/01/2021		1,042,560
805,000	5.000		01/01/2022		865,746
1,235,000	5.000		01/01/2023		1,366,762
1,365,000	5.000		01/01/2024		1,551,459
City of Columbus Various Purpose Unlimited Tax Bonds Series 2017 A (AAA/Aaa)
11,470,000	4.000		04/01/2033		13,150,928

Municipal Bonds – (continued)
Ohio – (continued)
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
400,000		4.000		09/01/2040		421,592
625,000		4.000		09/01/2045		653,050
850,000		5.000		09/01/2049		977,117
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
5,000,000		5.000		08/01/2049		5,917,850
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
10,000,000		8.223		02/15/2040		13,782,800
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000		5.500		02/15/2057		3,335,261
Lakewood City School District GO Refundable Bonds Series 2014 C (AA/Aa2)
3,215,000		5.000		12/01/2027		3,791,771
Miami University RB Refunding Series 2011 (AA/Aa3)
2,550,000		5.000		09/01/2036		2,712,766
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(g)
700,000		4.500		01/15/2048		758,324
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (BB+/Ba1)
925,000		2.875		02/01/2026		935,869
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BB+/Ba1)
2,305,000		2.875		02/01/2026		2,332,084
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 A (BBB+/Baa1)(c)(d)
2,500,000		2.400		10/01/2029		2,515,050
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 B (AMT) (BBB+/Baa1)(c)(d)
3,500,000		2.600		10/01/2029		3,513,335
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (BB+/Ba1)
3,130,000		3.250		09/01/2029		3,234,699
Ohio State Higher Education GO Bonds for Federally Taxable Build America Bonds Series 2010 E (AA+/Aa1)
2,290,000		4.461		08/01/2022		2,450,231
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
2,800,000		3.250		11/01/2022		2,928,688
Ohio Water Development Authority RB for Water Pollution Control Loan Fund Series 2014 (AAA/Aaa)
6,085,000		5.000		06/01/2021		6,461,601

						151,145,346

Oklahoma – 0.3%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
4,235,000		5.000		06/01/2024		4,892,018

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
$3,670,000		4.000%		08/15/2048		$4,059,460
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
2,150,000		5.000		08/15/2029		2,640,845
5,000,000		5.250		08/15/2048		5,926,150
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000		4.000		01/01/2042		1,563,562
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(c)(d)
1,500,000		5.000		06/01/2025		1,692,975

						20,775,010

Oregon – 0.7%
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000		3.500		03/01/2029		1,429,555
1,540,000		3.750		03/01/2032		1,595,425
Oregon State Business Development Commission RB for Intel Corp. Project Series 2019 250 (AMT) (A+/A1)(c)(d)
10,000,000		5.000		03/01/2022		10,807,000
Oregon State Department of Transportation Highway User Tax RB Refunding Series 2015 A (AAA/Aa1)
3,180,000		5.000		11/15/2025		3,761,368
Oregon State Facilities Authority RB Refunding For Reed College Project Series 2017 A (AA-/Aa2)
8,895,000		5.000		07/01/2047		10,665,728
Port of Portland RB for International Airport Series 2019 25-B (AMT) (AA-/NR)
1,000,000		5.000		07/01/2032		1,259,530
1,000,000		5.000		07/01/2033		1,256,290
1,000,000		5.000		07/01/2034		1,252,390
1,000,000		5.000		07/01/2035		1,248,490
Portland Oregon Community College District GO Bonds Series 2013 (AA+/Aa1)
2,000,000		5.000		06/15/2026		2,263,580
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
7,090,000		4.000		04/01/2029		8,165,198
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(g)
190,000		5.000		11/01/2034		226,250
500,000		5.000		11/01/2036		590,135
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (NR/Aa1)
4,155,000		5.000		06/15/2029		5,209,331

						49,730,270

Pennsylvania – 3.9%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
4,000,000		5.000		04/01/2030		4,941,880
18,400,000		4.000		04/01/2044		19,814,408

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A+/A1)
3,050,000	4.000		07/15/2035		3,475,993
3,180,000	4.000		07/15/2036		3,613,657
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(g)
2,420,000	5.000		05/01/2027		2,817,219
1,600,000	5.000		05/01/2032		1,845,968
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(g)
750,000	5.000		05/01/2023		815,430
750,000	5.000		05/01/2028		885,232
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
100,000	5.000		10/01/2031		113,838
390,000	5.000		10/01/2032		443,091
410,000	5.000		10/01/2033		465,227
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000		08/01/2025		1,176,790
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
1,695,000	5.380		06/01/2021		1,748,308
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
4,485,000	5.114		06/01/2021		4,642,379
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
24,905,000	4.000		06/01/2039		27,599,472
Commonwealth of Pennsylvania COP Series 2018 A (A/A2)
1,250,000	4.000		07/01/2046		1,381,625
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,925,000	5.000		08/15/2025		4,698,146
Delaware County Authority RB for Villanova University Series 2015 (AA-/A1)
4,945,000	5.000		08/01/2045		5,754,595
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000		12/01/2038		828,247
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa3)(h)
15,800,000	(3 Mo. LIBOR + 0.77%), 2.280		05/01/2037		15,022,482
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
725,000	4.000		06/01/2044		811,739
1,300,000	5.000		06/01/2044		1,593,449
3,325,000	4.000		06/01/2049		3,698,963
2,350,000	5.000		06/01/2049		2,862,488
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
1,155,000	5.000		07/01/2020		1,177,153
900,000	5.000		07/01/2022		956,880

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
$850,000	4.000%	09/01/2037	$946,211
850,000	4.000	09/01/2038	943,644
850,000	4.000	09/01/2039	938,936
North Penn Water Authority RB Refunding Series 2019 (NR/Aa3)(h)
640,000	(SIFMA Municipal Swap Index Yield + 0.16%), 1.650	11/01/2020	639,981
1,400,000	(SIFMA Municipal Swap Index Yield + 0.26%), 1.750	11/01/2021	1,400,056
1,600,000	(SIFMA Municipal Swap Index Yield + 0.46%), 1.950	11/01/2023	1,599,680
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
155,000	5.000	05/01/2020	157,905
230,000	5.000	05/01/2021	241,415
155,000	5.000	05/01/2022	167,290
50,000	5.000	05/01/2023	55,326
100,000	5.000	05/01/2024	113,167
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
2,500,000	4.000	10/01/2023	2,567,350
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(g)
1,750,000	5.250	06/01/2026	1,819,790
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(c)(d)
6,460,000	2.800	12/01/2021	6,615,105
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (BBB/NR)
750,000	5.000	06/30/2042	850,012
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A+/A1)
8,250,000	3.000	04/01/2039	8,464,087
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A/A2)
350,000	4.000	03/01/2037	397,401
675,000	5.000	03/01/2038	836,291
500,000	5.000	03/01/2039	617,995
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB/WR)(h)
1,405,000	(3 Mo. LIBOR + 0.60%), 2.006	07/01/2027	1,370,788
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,823,720

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (A+/Aa3)
6,675,000	5.000	08/15/2023	7,592,746
Pennsylvania Turnpike Commission RB Refunding Series 2018 B (A+/A1)(h)
6,050,000	(SIFMA Municipal Swap Index Yield + 0.70%), 2.190	12/01/2023	6,129,800
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)(a)
1,720,000	5.500	12/01/2023	2,011,850
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
30,675,000	5.250	12/01/2044	37,942,828
Pennsylvania Turnpike Commission RB Series 2019 A (A-/A3)
4,250,000	5.000	12/01/2036	5,270,722
4,250,000	5.000	12/01/2038	5,236,128
21,160,000	5.000	12/01/2044	25,628,780
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,229,610
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
5,000,000	5.250	06/01/2047	5,934,100
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,500,000	5.000	07/01/2028	5,334,750
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(c)
2,500,000	(1 Mo. LIBOR + 0.64%), 2.078	12/01/2020	2,500,775
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
850,000	5.000	09/01/2034	1,076,789
1,755,000	5.000	09/01/2035	2,216,354
1,700,000	5.000	09/01/2036	2,140,827
1,700,000	5.000	09/01/2037	2,131,987
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (AA/NR)
2,125,000	4.000	09/01/2034	2,446,215
425,000	4.000	09/01/2035	487,687
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
265,000	5.000	11/15/2021	272,987
450,000	5.000	11/15/2028	464,954
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,500,000	5.000	06/01/2031	2,986,000
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,280,587

			272,067,285

Puerto Rico – 3.9%
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 1999 (NR/WR)(i)
125,000	5.250	07/01/2018	89,531

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 2006 B (NR/WR)(i)
$390,000	5.250%	07/01/2016	$279,338
500,000	5.250	07/01/2017	358,125
Commonwealth of Puerto Rico Public Improvement Refunding GO Bonds series 2009 B (NR/Ca)(i)
2,000,000	6.000	07/01/2039	1,505,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
2,480,000	6.125	07/01/2024	2,672,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
1,060,000	5.750	07/01/2037	1,122,275
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
51,980,000	8.000	07/01/2035	31,252,975
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)(i)
3,955,000	5.000	07/01/2041	2,496,594
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
2,000,000	6.000	07/01/2027	2,057,840
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
895,000	5.250	07/01/2041	1,003,689
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
6,115,000	5.250	07/01/2038	6,652,264
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
2,050,000	5.250	07/01/2033	2,316,541
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(e)
385,000	0.000	07/01/2028	261,700
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(h)
21,915,000	(3 Mo. LIBOR + 0.52%), 1.926	07/01/2029	21,641,063
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
350,000	5.250	07/01/2029	380,583
215,000	5.250	07/01/2030	233,804
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)(i)
1,000,000	5.250	07/01/2019	780,000
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)(i)
8,215,000	6.750	07/01/2036	6,736,300
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)(i)
590,915	10.000	01/01/2021	524,437
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)(i)
590,915	10.000	07/01/2021	524,437
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)(i)
196,972	10.000	01/01/2022	174,813

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)(i)
196,972	10.000	07/01/2022	174,813
Puerto Rico Highway & Transportation Authority Ambac Tcrs BNY RB Series 2007 N (AMBAC) (NR/C)
160,000	5.500	07/01/2026	175,763
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
6,475,000	5.250	07/01/2035	7,002,971
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
220,000	5.250	07/01/2034	248,567
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (FGIC) (AA/A3)
180,000	5.250	07/01/2039	202,041
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
1,465,000	5.250	07/01/2030	1,604,439
1,665,000	5.250	07/01/2031	1,822,292
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
165,000	5.250	07/01/2034	186,425
165,000	5.250	07/01/2036	185,902
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
465,000	5.250	07/01/2032	504,637
990,000	5.250	07/01/2033	1,072,833
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
5,265,000	4.750	07/01/2038	5,334,919
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(d)
3,240,000	10.000	07/01/2035	3,437,996
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(e)
476,000	0.000	07/01/2024	415,372
16,610,000	0.000	07/01/2027	13,218,238
3,425,000	0.000	07/01/2029	2,541,932
20,769,000	0.000	07/01/2031	14,289,487
15,789,000	0.000	07/01/2033	9,939,491
11,769,000	0.000	07/01/2046	3,120,904
9,587,000	0.000	07/01/2051	1,858,344
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
61,894,000	4.329	07/01/2040	62,821,172
143,000	4.536	07/01/2053	145,860
4,169,000	4.784	07/01/2058	4,325,713
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
13,081,000	4.500	07/01/2034	13,973,648
1,555,000	4.550	07/01/2040	1,603,298
9,634,000	4.750	07/01/2053	9,995,275
26,669,000	5.000	07/01/2058	28,114,993

			271,380,834

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
$500,000	5.000%	05/15/2024	$574,700

South Carolina – 0.7%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/2025	1,567,321
1,570,000	4.000	05/01/2026	1,766,203
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (AA/Aa1)
2,495,000	5.000	02/01/2031	3,182,223
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
4,520,000	5.000	03/01/2031	5,575,420
1,590,000	4.000	03/01/2032	1,812,314
South Carolina Ports Authority RB Series 2018 (AMT) (A+/A1)
3,750,000	5.000	07/01/2037	4,517,475
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
875,000	3.056	12/01/2023	899,019
South Carolina Public Service Authority Santee Cooper RB Series 2016 D (A/A2)
10,175,000	2.388	12/01/2023	10,234,625
South Carolina Transportation Infrastructure Bank RB Refunding Series 2012 A (A/Aa3)(a)
5,665,000	5.000	10/01/2021	6,079,225
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(c)
12,565,000	(1 Mo. LIBOR + 0.45%), 1.811	10/01/2022	12,557,084

			48,190,909

South Dakota – 0.0%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	722,755
1,075,000	5.000	01/01/2025	1,264,995
730,000	5.000	01/01/2026	881,329

			2,869,079

Tennessee – 0.4%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,115,000	5.000	08/01/2035	1,363,968
City of Johnson GO Refunding Bonds Series 2019 B (NR/Aa2)
1,225,000	4.000	06/01/2037	1,420,828
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
6,020,000	5.000	07/01/2034	6,673,351
1,800,000	4.000	07/01/2040	1,936,062
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA COLL) (NR/NR)(c)(d)
940,000	4.850	06/01/2025	945,048

Municipal Bonds – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/2040	467,668
700,000	5.000	07/01/2046	810,075
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
115,000	3.000	10/01/2024	117,452
Metropolitan Government Nashville & Davidson County Industrial Development Board RB for Waste Management, Inc. Series 2001 (A-/NR)(c)(d)
3,000,000	2.850	08/02/2021	3,069,330
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(g)
650,000	4.500	06/01/2028	705,503
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA/Aa2)(c)(d)
11,325,000	5.000	10/01/2024	13,032,244

			30,541,529

Texas – 7.0%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
250,000	5.000	01/01/2040	287,885
435,000	5.000	01/01/2046	496,252
City of Anna Special Assessment Bond for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(g)
250,000	5.750	09/01/2029	258,495
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,700,000	5.000	11/15/2032	2,143,173
2,000,000	5.000	11/15/2033	2,515,140
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A/A1)
1,510,000	5.000	11/15/2022	1,669,864
1,950,000	5.000	11/15/2023	2,216,253
4,790,000	5.000	11/15/2024	5,583,703
1,150,000	5.000	11/15/2025	1,372,812
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(g)
1,450,000	4.000	11/01/2023	1,485,148
1,975,000	4.500	11/01/2024	2,020,544
2,815,000	4.000	11/01/2028	2,932,751
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
250,000	4.200	09/01/2027	254,500
575,000	4.800	09/01/2037	592,365
650,000	5.250	09/01/2046	669,708
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(g)
145,000	4.375	09/01/2023	147,577
300,000	5.375	09/01/2038	319,884

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
$245,000	4.625%	09/01/2023	$249,336
370,000	5.000	09/01/2028	388,056
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(g)
215,000	3.125	08/15/2024	215,413
340,000	3.500	08/15/2029	342,788
905,000	4.000	08/15/2039	913,498
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (AA+/Aa1)
8,245,000	5.000	02/15/2024	9,537,898
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
425,000	4.125	09/01/2027	437,138
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases #13-16 Project Series 2017 (NR/NR)
150,000	3.250	09/01/2022	151,140
570,000	4.500	09/01/2027	601,133
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
425,000	4.000	09/01/2024	462,672
440,000	4.000	09/01/2025	483,085
460,000	4.000	09/01/2026	509,289
480,000	4.000	09/01/2027	535,099
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(g)
150,000	3.250	09/01/2024	150,383
290,000	3.625	09/01/2029	292,404
785,000	4.125	09/01/2039	791,021
City of Houston GO Bonds Refunding Series 2019 A (AA/Aa3)
13,745,000	5.000	03/01/2029	17,641,982
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A+/NR)
2,300,000	5.000	07/01/2029	2,496,351
2,500,000	5.000	07/01/2031	2,702,925
City of Houston RB Refunding for Airport System Subordinated Lien Series 2012 B (A+/NR)
23,090,000	5.000	07/01/2028	25,263,231
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(g)
785,000	3.875	09/01/2024	793,635
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(g)
425,000	4.250	09/01/2029	431,209
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(g)
175,000	3.500	09/15/2024	174,524
250,000	3.750	09/15/2029	249,173

Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(g)
205,000	4.375	09/15/2029	204,342
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,524,691
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(g)
200,000	3.500	09/15/2024	201,512
280,000	3.750	09/15/2029	285,449
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(g)
200,000	5.000	09/15/2024	201,576
400,000	5.250	09/15/2029	407,080
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(g)
530,000	4.250	09/15/2024	533,774
490,000	5.125	09/15/2024	493,430
795,000	4.500	09/15/2029	809,493
775,000	5.375	09/15/2029	788,655
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(g)
250,000	4.000	09/01/2028	257,428
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(g)
191,000	3.500	09/01/2024	192,356
369,000	3.750	09/01/2029	376,406
436,000	4.250	09/01/2039	446,991
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
280,000	4.000	09/01/2024	284,166
415,000	4.250	09/01/2029	429,517
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(g)
185,000	3.750	09/01/2024	184,338
365,000	4.000	09/01/2029	363,215
580,000	5.000	09/01/2029	577,285
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(c)(d)
2,800,000	2.750	12/01/2022	2,903,096
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (AA/Aa1)
2,000,000	4.000	02/01/2026	2,308,500
1,250,000	4.000	02/01/2027	1,468,875
1,500,000	4.000	02/01/2028	1,783,245
2,000,000	4.000	02/01/2029	2,410,660
2,000,000	4.000	02/01/2030	2,437,180
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (AAA/NR)
4,370,000	4.000	08/15/2036	4,898,945
3,875,000	4.000	08/15/2037	4,323,260

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Texas – (continued)
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (NR/Aaa)
$1,970,000	5.000%		02/01/2025		$2,335,592
2,095,000	5.000		02/01/2026		2,550,118
County of Cameron State Highway 550 Project GO Bond Series 2012 (AGM) (AA/Aa3)
8,870,000	5.000		02/15/2030		9,572,859
County of Fort Bend GO Refunding Bonds Series 2015 B (AA+/Aa1)
3,740,000	5.000		03/01/2023		4,201,142
Dallas-Fort Worth International Airport Joint Improvement RB Series 2012 D (AMT) (A+/A1)
18,430,000	5.000		11/01/2042		19,509,076
Dallas-Fort Worth International Airport Joint RB Improvement Bonds Series 2013 A (AMT) (A+/A1)(a)
10,000,000	5.000		11/01/2020		10,381,300
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250		11/01/2030		2,839,550
Denton Independent School District Unlimited Tax Building GO Bonds Series 2014 B (PSF-GTD) (AAA/NR)(c)(d)
4,000,000	2.000		08/01/2024		4,083,200
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(g)
175,000	3.750		08/15/2024		177,175
235,000	4.000		08/15/2029		241,932
775,000	4.500		08/15/2035		804,838
575,000	5.000		08/15/2044		603,526
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(g)
395,000	5.000		09/01/2027		422,662
225,000	5.000		09/01/2032		236,079
330,000	5.125		09/01/2037		344,038
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (AA+/NR)
18,225,000	5.000		10/01/2037		22,405,086
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(b)
2,930,000	0.000		10/01/2046		3,110,957
4,075,000	0.000		10/01/2047		4,319,255
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(c)(d)
19,405,000	1.300		10/07/2019		19,405,000
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(h)
6,770,000	(SIFMA Municipal Swap Index Yield + 0.95%), 2.440		06/01/2023		6,864,171
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(h)
14,920,000	(3 Mo. LIBOR + 0.67%), 2.120		08/15/2035		14,050,761

Municipal Bonds – (continued)
Texas – (continued)
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(g)
745,000		4.000		09/01/2029		756,659
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000		3.000		09/01/2024		99,779
100,000		3.500		09/01/2025		107,668
100,000		3.500		09/01/2026		108,069
105,000		3.500		09/01/2027		113,446
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
2,495,000		5.000		07/15/2028		2,993,726
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (BB/NR)
2,500,000		5.000		07/15/2020		2,563,700
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A/A1)
350,000		5.000		07/01/2031		440,227
325,000		5.000		07/01/2032		407,059
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A/A1)
2,000,000		5.000		07/01/2029		2,543,360
2,150,000		5.000		07/01/2030		2,718,008
2,000,000		5.000		07/01/2031		2,515,580
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
3,425,000		4.000		02/15/2042		3,801,202
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,545,000		5.000		12/01/2019		1,550,253
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(g)
1,315,000		5.000		09/01/2038		1,373,596
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(a)(e)
33,515,000		0.000		08/15/2024		11,154,671
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(e)
2,500,000		0.000		08/16/2020		2,466,950
Lower Colorado River Authority LCRA Transmission Services Corporation Project RB Refunding Series 2019 (A/NR)
2,000,000		5.000		05/15/2030		2,578,480
1,495,000		5.000		05/15/2031		1,918,264
Lower Neches Valley Authority Industrial Development Corp. RB for Exxon Capital Ventures, Inc. Series 2011 (EXXON MOBIL CORP (GTD) / EXXON CAP VENTURES INC (OBLI)) (AA+/Aaa)(c)(d)
5,300,000		1.380		10/07/2019		5,300,000
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (A-/NR)
6,350,000		2.600		11/01/2029		6,532,245

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Texas – (continued)
Mission Economic Development Corp. RB for Waste Management, Inc. Series 2008 (A-/NR)
$2,500,000		2.500%		08/01/2020		$2,502,675
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(g)
5,000,000		4.625		10/01/2031		5,430,150
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,370,000		5.000		09/15/2032		1,561,745
710,000		5.000		09/15/2033		807,312
750,000		5.000		09/15/2034		850,935
790,000		5.000		09/15/2035		894,075
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(g)
335,000		4.000		08/15/2029		360,266
610,000		5.000		08/15/2039		678,204
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
765,000		5.000		04/01/2027		817,196
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (BBB-/NR)
1,000,000		5.000		04/01/2039		992,370
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BB/B2)
645,000		4.000		04/01/2022		651,721
320,000		4.000		04/01/2023		323,962
275,000		4.000		04/01/2024		278,616
365,000		4.000		04/01/2025		370,037
375,000		4.000		04/01/2026		380,145
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000		5.000		04/01/2030		277,898
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(a)(b)
1,000,000		0.000		09/01/2031		1,253,710
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
2,750,000		5.000		01/01/2038		3,366,468
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
2,000,000		5.000		01/01/2032		2,431,960
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)(a)
1,000,000		5.500		09/01/2021		1,078,530
1,000,000		6.000		09/01/2021		1,087,750
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
550,000		5.000		01/01/2022		594,935

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A+/A1)
6,000,000	6.500		01/01/2043		7,465,020
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(c)(d)
3,280,000	1.500		08/15/2024		3,275,113
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(g)
250,000	3.250		09/15/2024		249,658
355,000	3.625		09/15/2029		354,847
State of Texas Anticipation Notes Series 2019 (SP-1+/MIG1)
25,000,000	4.000		08/27/2020		25,598,500
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (AAA/Aaa)
3,005,000	4.000		08/01/2025		3,420,592
5,905,000	5.000		08/01/2026		7,232,444
4,590,000	5.000		08/01/2027		5,728,550
5,010,000	5.000		08/01/2028		6,361,397
6,835,000	5.000		08/01/2029		8,701,912
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,475,000	5.000		05/15/2020		2,519,352
2,100,000	5.000		05/15/2021		2,194,710
2,730,000	5.000		05/15/2022		2,922,738
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A+/A1)
13,655,000	5.000		07/01/2036		16,729,696
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(h)
6,260,000	(3 Mo. LIBOR + 0.70%), 2.119		12/15/2026		6,236,838
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
4,600,000	6.250		12/15/2026		5,366,452
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(h)
3,055,000	(SIFMA Municipal Swap Index Yield + 0.55%), 2.040		09/15/2027		3,015,438
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
17,410,000	6.875		12/31/2039		17,656,177
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
4,165,000	5.000		06/30/2058		4,860,305
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
1,380,000	5.000		08/15/2042		1,544,772
Texas Transportation Commission State Highway Fund First Tier RB for Build America Bonds Series 2010 (AAA/Aaa)
2,000,000	5.028		04/01/2026		2,263,780

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(g)
$170,000	4.750%	09/01/2023	$173,153
360,000	5.250	09/01/2028	377,795
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(g)
345,000	4.500	09/01/2027	349,896
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
8,500,000	3.250	02/15/2041	8,751,940
University of Texas System Revenue Financing System RB Refunding Series 2017 C (AAA/Aaa)
5,865,000	5.000	08/15/2026	7,246,266
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
412,000	4.000	12/01/2023	421,575
520,000	4.250	12/01/2029	536,676
1,159,000	4.625	12/01/2035	1,201,327
1,604,000	5.000	12/01/2045	1,666,123

			483,789,863

Utah – 1.2%
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (AAA/Aaa)
1,625,000	5.000	06/15/2022	1,787,354
2,175,000	5.000	06/15/2023	2,470,082
2,355,000	5.000	06/15/2024	2,757,069
2,400,000	5.000	06/15/2025	2,892,216
2,750,000	5.000	06/15/2027	3,489,090
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A+/A2)
18,635,000	5.000	07/01/2037	22,629,226
18,640,000	5.250	07/01/2048	22,681,525
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
2,650,000	5.000	07/01/2047	3,109,483
Salt Lake City RB for International Airport Series 2018 A (AMT) (A+/A2)
5,000,000	5.000	07/01/2029	6,247,550
5,500,000	5.000	07/01/2030	6,836,940
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (AA/NR)
700,000	5.000	04/15/2039	858,095
625,000	5.000	04/15/2044	757,406
1,150,000	5.000	04/15/2049	1,388,303
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AA/Aa2)
3,065,000	4.000	06/15/2034	3,387,101

			81,291,440

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	821,422
585,000	5.000	05/01/2026	651,058

			1,472,480

Municipal Bonds – (continued)
Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
685,000	5.000	10/01/2020	688,384
1,410,000	5.000	10/01/2029	1,415,499
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
700,000	5.000	10/01/2032	701,659
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
4,700,000	5.000	10/01/2039	4,644,164
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (AA/A2)(g)
5,000,000	5.000	10/01/2034	5,561,300

			13,011,006

Virginia – 2.1%
Amelia County IDA Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(c)(d)
2,500,000	2.125	04/01/2020	2,507,225
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
19,500,000	5.000	11/01/2023	22,105,590
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(c)(d)
1,700,000	1.900	06/01/2023	1,725,959
County of Arlington GO Bonds for Public Improvement Series 2019 (AAA/Aaa)
6,990,000	5.000	06/15/2030	9,236,306
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB+/NR)
1,250,000	4.000	10/01/2042	1,309,837
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(c)(d)
1,000,000	1.900	06/01/2023	1,012,720
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(c)(d)
1,850,000	1.800	04/01/2022	1,861,673
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/Baa2)(c)(d)
2,250,000	1.700	10/01/2022	2,248,808
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
9,455,000	6.706	06/01/2046	9,089,281
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(e)
122,865,000	0.000	06/01/2047	14,216,709
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC/NR)(e)
13,500,000	0.000	06/01/2047	1,423,305
University of Virginia RB Series 2013 (AAA/Aaa)(a)
50,850,000	5.000	12/01/2022	56,763,346

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(a)
$2,750,000	5.000%	07/01/2025	$3,286,415
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
2,580,000	5.000	12/31/2047	2,982,325
1,000,000	5.000	12/31/2052	1,148,420
1,885,000	5.000	12/31/2056	2,157,741
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
950,000	5.000	07/01/2034	1,017,289
3,325,000	5.000	01/01/2040	3,543,785
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (BBB/NR)
750,000	5.500	01/01/2042	816,233
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(c)(d)(g)
300,000	5.000	07/01/2038	320,004
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(c)(d)
3,200,000	1.900	06/01/2023	3,234,432

			142,007,403

Washington – 1.9%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (AAA/Aaa)
5,000,000	5.000	06/01/2026	6,010,400
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (AA/Aa2)
3,340,000	4.000	01/01/2033	3,849,083
6,715,000	4.000	01/01/2034	7,720,907
11,655,000	4.000	01/01/2043	12,972,481
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (AA+/Aa1)
13,715,000	4.000	05/01/2044	14,710,023
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (AA+/Aa1)
6,555,000	4.000	07/01/2035	7,502,067
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(c)(d)
5,900,000	2.600	12/01/2021	5,972,098
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
9,295,000	5.000	04/01/2038	11,317,871
Port of Seattle Wash RB Refunding Series 2011 B (AMT) (AA-/Aa2)
1,625,000	5.000	09/01/2022	1,735,419
State of Washington GO Bonds Various Purpose Series 2014 D (AA+/Aaa)
15,055,000	5.000	02/01/2026	17,378,137
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/2029	2,736,000

Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
985,000	5.000	08/01/2036	1,201,552
1,715,000	5.000	08/01/2037	2,080,432
1,715,000	5.000	08/01/2038	2,071,360
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
1,285,000	5.000	08/01/2035	1,571,928
1,930,000	5.000	08/01/2036	2,354,310
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (BBB+/Baa1)(c)(d)
4,285,000	5.000	08/01/2026	5,081,667
Washington State Convention Center Public Facilities District RB Series 2018 (AA-/Aa3)
6,825,000	5.000	07/01/2048	8,206,994
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(g)
745,000	5.000	01/01/2034	833,134
1,400,000	5.000	01/01/2039	1,547,630
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aaa)(e)
6,855,000	0.000	06/01/2028	5,842,859
Washington State Various Purpose GO Bonds Series 2018 C (AA+/Aaa)
8,950,000	5.000	02/01/2043	10,910,408

			133,606,760

West Virginia – 0.5%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB/NR)
770,000	3.000	03/01/2035	771,278
2,165,000	3.000	03/01/2037	2,134,539
2,165,000	3.250	03/01/2041	2,161,449
State of West Virginia GO Bonds Series 2018 B (AA-/Aa2)
8,740,000	5.000	06/01/2035	10,961,533
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
770,000	5.000	01/01/2033	939,623
910,000	5.000	01/01/2034	1,105,241
1,095,000	5.000	01/01/2035	1,322,738
2,330,000	5.000	01/01/2036	2,800,264
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
2,325,000	5.000	09/01/2029	2,925,594
2,645,000	5.000	09/01/2030	3,311,434
2,100,000	5.000	09/01/2031	2,616,747
1,700,000	5.000	09/01/2032	2,108,850

			33,159,290

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – 0.6%
County of Dane GO Bonds Series 2019 A (AAA/NR)
$4,970,000	2.000%	06/01/2021	$5,016,370
3,080,000	2.000	06/01/2023	3,138,120
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB/Baa3)
1,000,000	4.300	11/01/2030	1,064,780
Public Finance Authority Minnesota College of Osteopathic Medicine Senior RB Series 2019 A-1 (CC/NR)(g)
800,000	5.500	12/01/2048	788,640
Public Finance Authority Minnesota College of Osteopathic Medicine Senior Taxable RB Series 2019 A-2 (CC/NR)(g)
1,700,000	7.250	12/01/2048	1,679,906
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
500,000	5.200	12/01/2037	584,200
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
425,000	5.000	11/15/2044	488,831
570,000	5.000	11/15/2049	653,619
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB+/NR)
2,000,000	5.250	07/01/2028	2,180,420
Public Finance Authority Waste Management Inc. Project RB Refunding Series 2016 A-3 (AMT) (A-/NR)(c)(d)
10,000,000	2.000	06/01/2021	10,063,500
State of Wisconsin GO Unlimited Bonds Series 2012 B (AA/Aa1)
3,090,000	3.000	05/01/2026	3,170,093
Wisconsin State Health & Educational Facilities Authority RB for Ascension Health Credit Group Series 2012 D (AA+/Aa2)
7,750,000	5.000	11/15/2041	8,285,370
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (BBB-/NR)
275,000	4.000	09/15/2021	284,196
225,000	4.000	09/15/2022	235,924
250,000	4.000	09/15/2023	265,482
365,000	4.000	09/15/2024	385,904
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB+/NR)
410,000	5.000	05/01/2020	417,154

			38,702,509

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
21,840,000	3.625	07/15/2039	23,386,054

TOTAL MUNICIPAL BONDS
(Cost $6,505,813,578)			$6,823,362,546

Corporate Bonds – 0.1%
Health Care Equipment & Services – 0.1%
Catholic Health Initiatives
$470,000	4.350	11/01/2042	$503,777
Prime Healthcare Foundation, Inc. Series B
4,975,000	7.000	12/01/2027	6,067,433

			6,571,210

TOTAL CORPORATE BONDS
(Cost $5,320,865)			$6,571,210

TOTAL INVESTMENTS – 98.8%
(Cost $6,511,134,443)			$6,829,933,756

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			81,353,069

NET ASSETS – 100.0%			$6,911,286,825

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Zero coupon bond until next reset date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2019.

(d)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	When-issued security.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BAM	—Build America Mutual Assurance Co.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GARB	—General Airport Revenue Bond
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
Mo.	—Month
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SCH BD GTY	—School Bond Guaranty
SCSDE	—South Carolina State Department of Education
SD CRED PROG	—School District Credit Program
SIFMA	—The Securities Industry and Financial Markets Association
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
U.S.	—United States
USD	—United States Dollar
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond	(37)	12/19/2019	$(7,107,469)	$157,934

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.160%	Bank of America NA	03/20/2023	USD 1,000	$28,620	$(17,210)	$45,830

California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.160	JPMorgan Chase Bank NA	03/20/2023	1,000	28,619	(17,210)	45,829

TOTAL						$57,239	$(34,420)	$91,659

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%	3 Month LIBOR	12/21/2041	USD 19,600		$(2,143,064)	$(1,150,963)	$(992,101)

1.750	3 Month LIBOR	12/18/2049	535,670	(b)	(5,157,516)	12,013,159	(17,170,675)

TOTAL					$(7,300,580)	$10,862,196	$(18,162,776)

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.8%
Alabama – 1.8%
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
$850,000	5.000%	10/01/2024	$971,439
850,000	5.000	10/01/2025	992,154
4,125,000	5.000	10/01/2030	4,786,114
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/2038	5,609,758
6,000,000	0.000	10/01/2042	5,832,060
2,325,000	0.000	10/01/2046	2,254,529
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
8,300,000	6.000	10/01/2042	9,877,166
19,850,000	7.000	10/01/2051	24,328,358
78,270,000	6.500	10/01/2053	94,305,958

			148,957,536

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset- Backed Bonds Series 2006 A (NR/B3)
6,280,000	5.000	06/01/2046	6,289,923
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(b)
6,780,000	0.000	06/01/2046	758,275

			7,048,198

Arizona – 1.9%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,745,115
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
63,640,000	(3 Mo. LIBOR + 0.81%), 2.216	01/01/2037	62,298,469
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,500,000	4.000	11/01/2049	1,646,295
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BBB+/NR)
1,000,000	5.000	01/01/2043	1,138,360
4,050,000	4.500	01/01/2049	4,369,667
3,300,000	5.000	01/01/2054	3,694,383
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BBB/NR)
575,000	5.000	01/01/2043	643,879
3,200,000	5.000	01/01/2049	3,552,832
1,000,000	5.125	01/01/2054	1,115,760
Arizona Industrial Development Authority RB for Provident Group – EMU Properties LLC Series 2018 (NR/Baa1)
1,000,000	5.000	05/01/2038	1,157,350
2,780,000	5.000	05/01/2043	3,194,776
2,500,000	5.000	05/01/2048	2,858,525
2,000,000	5.000	05/01/2051	2,280,720

Municipal Bonds – (continued)
Arizona – (continued)
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/2042	1,322,838
1,325,000	6.250	12/01/2046	1,401,081
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
635,000	3.500	07/01/2029	655,777
600,000	4.100	07/01/2034	623,226
1,925,000	4.750	07/01/2043	1,997,438
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)(d)
3,100,000	6.000	08/01/2028	3,183,328
16,130,000	6.250	08/01/2040	16,692,937
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB+/Baa2)
5,000,000	6.250	01/01/2038	5,108,600
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
16,075,000	4.000	01/01/2041	17,867,202
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,671,321
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,595,332
The Industrial Development Authority of the City of Phoenix RB for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
1,000,000	5.000	07/01/2042	1,167,510
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
850,000	5.000	07/01/2037	1,004,819
University Medical Center Corp. RB Series 2011 (NR/WR)(e)
3,500,000	6.000	07/01/2021	3,777,480

			156,765,020

California – 13.7%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa2)(b)
1,600,000	0.000	08/01/2026	1,412,608
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (A-/A1)
3,000,000	5.000	08/01/2040	3,499,620
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(b)
4,995,000	0.000	08/01/2037	3,169,727
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(b)
1,210,000	0.000	08/01/2036	746,509
Atascadero Unified School District GO Bonds for 2014 Election Series 2014 B (NATL-RE) (NR/Aa3)
3,000,000	4.000	08/01/2042	3,348,330

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
$465,000	5.000%	05/01/2040	$558,498
1,000,000	5.000	05/01/2043	1,197,330
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(b)
1,055,000	0.000	08/01/2025	956,801
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
2,755,000	5.250	05/01/2048	3,247,153
2,850,000	5.250	05/01/2053	3,347,838
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(b)
130,120,000	0.000	06/01/2055	10,442,130
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
1,500,000	5.000	02/01/2042	1,782,225
4,000,000	5.000	02/01/2047	4,725,960
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
8,100,000	5.000	11/15/2056	9,772,650
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (NR/Baa3)
1,400,000	5.000	05/15/2049	1,679,202
950,000	5.000	05/15/2052	1,137,425
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,800,000	5.000	02/01/2042	2,125,314
17,675,000	5.000	02/01/2047	20,752,571
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
250,000	5.000	10/01/2034	307,072
250,000	5.000	10/01/2036	305,415
300,000	5.000	10/01/2037	364,524
300,000	5.000	10/01/2038	363,681
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB+/NR)
5,525,000	5.000	12/31/2037	6,640,497
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(d)
7,550,000	6.750	12/01/2028	7,760,192
37,550,000	7.500	12/01/2040	39,159,769
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB-/Baa3)(d)
9,200,000	5.000	07/01/2039	11,138,808
15,850,000	5.000	11/21/2045	19,015,879
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
1,715,000	5.000	09/01/2030	1,988,097
1,825,000	5.000	09/01/2037	2,078,419

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	917,124
685,000	5.000	09/02/2049	816,075
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2018 B (NR/NR)
1,800,000	5.000	09/02/2033	2,153,214
1,620,000	5.000	09/02/2038	1,903,030
625,000	5.000	09/02/2043	728,631
1,940,000	5.000	09/02/2048	2,252,185
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
1,425,000	5.000	09/02/2039	1,689,366
950,000	5.000	09/02/2044	1,117,257
1,000,000	5.000	09/02/2048	1,175,120
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	1,122,634
1,080,000	5.000	09/02/2044	1,262,045
1,570,000	5.000	09/02/2049	1,827,323
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(d)
375,000	5.000	06/01/2034	445,811
475,000	5.000	06/01/2039	555,470
1,340,000	5.000	06/01/2051	1,545,100
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	2,116,669
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(d)
9,000,000	5.500	12/01/2058	10,593,810
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
500,000	5.000	08/01/2038	610,635
3,000,000	4.000	08/01/2045	3,127,620
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(d)
2,350,000	5.250	07/01/2039	2,754,858
3,125,000	5.250	07/01/2049	3,609,500
1,450,000	5.250	07/01/2052	1,668,297
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(d)
1,685,000	3.000	11/01/2022	1,709,264
935,000	5.000	11/01/2032	1,107,302
1,875,000	5.000	11/01/2041	2,167,012
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (AA-/NR)
2,850,000	5.000	08/15/2038	3,360,207

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
$1,200,000	5.000%	04/01/2047	$1,407,708
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB-/NR)
6,235,000	5.500	12/01/2054	6,969,545
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,220,000	5.000	09/02/2038	2,607,856
2,500,000	5.000	09/02/2048	2,902,300
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
3,750,000	5.000	05/15/2042	4,438,912
5,750,000	5.000	05/15/2047	6,767,808
5,640,000	5.000	05/15/2050	6,619,950
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(b)
35,000,000	0.000	06/01/2046	6,260,450
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/Baa2)(b)
7,000,000	0.000	09/01/2033	4,724,440
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)(e)
750,000	6.500	12/01/2021	836,700
2,830,000	7.000	12/01/2021	3,184,712
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,384,750
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/2031	673,102
5,000,000	8.000	06/01/2044	5,024,550
City of Oroville RB for Oroville Hospital Series 2019 (BB+/NR)
1,900,000	5.250	04/01/2034	2,323,225
3,565,000	5.250	04/01/2039	4,294,898
14,580,000	5.250	04/01/2049	17,182,676
13,840,000	5.250	04/01/2054	16,245,115
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
600,000	5.000	09/02/2030	660,558
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(d)
280,000	5.000	09/01/2032	318,514
700,000	5.000	09/01/2037	792,449
1,745,000	5.000	09/01/2047	1,963,300
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,409,607
200,000	4.000	09/01/2045	214,440
1,420,000	5.000	09/01/2049	1,627,817

Municipal Bonds – (continued)
California – (continued)
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A-/Baa2)(b)
$1,305,000	0.000%	08/01/2027	$1,114,548
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,485,000	5.000	09/01/2027	1,706,057
2,285,000	5.000	09/01/2037	2,683,024
6,680,000	5.000	09/01/2047	7,742,454
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/Baa2)(b)
5,400,000	0.000	08/01/2032	3,974,832
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (AA-/WR)(b)
4,180,000	0.000	04/01/2029	3,441,185
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(b)
3,360,000	0.000	10/01/2032	2,432,808
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(b)
12,000,000	0.000	01/15/2035	7,926,240
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
37,510,000	3.950	01/15/2053	39,995,413
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (A-/Baa2)
13,535,000	6.000	01/15/2053	15,894,286
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(a)
1,000,000	0.000	01/15/2032	1,095,110
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(f)(g)
4,425,000	5.500	01/15/2023	4,928,034
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/2027	203,108
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(b)
77,260,000	0.000	06/01/2047	13,053,077
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(b)
147,670,000	0.000	06/01/2047	24,948,847
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
7,975,000	5.000	06/01/2040	9,306,825
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
8,900,000	5.000	06/01/2047	9,127,751
5,400,000	5.250	06/01/2047	5,560,380

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
$3,500,000	5.000%	06/01/2047	$3,589,565
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B+/B3)
27,780,000	5.300	06/01/2037	28,897,867
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(b)
100,945,000	0.000	06/01/2036	34,072,975
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(b)
51,235,000	0.000	06/01/2047	8,165,834
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(b)
260,660,000	0.000	06/01/2057	15,464,958
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (A-/NR)
2,075,000	3.678	06/01/2038	2,160,822
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (AA/NR)
1,150,000	5.000	09/01/2051	1,335,955
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,927,132
1,925,000	5.000	03/01/2057	2,213,384
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	3,143,085
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/2024	215,821
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(b)
49,925,000	0.000	08/01/2050	18,542,644
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A/NR)
1,625,000	6.750	09/01/2026	1,785,355
1,500,000	7.000	09/01/2031	1,656,570
875,000	7.250	09/01/2038	970,445
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(b)
3,750,000	0.000	08/01/2035	2,549,588
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
14,850,000	6.500	11/01/2039	23,337,518
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/2039	3,143,100
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
10,000,000	6.125	11/01/2029	12,797,200
21,765,000	6.500	11/01/2039	34,204,786

Municipal Bonds – (continued)
California – (continued)
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
7,000,000	0.000	08/01/2030	7,453,880
Natomas Unified School District GO Bonds Election of 2014 Series 2013 (BAM) (AA/A1)
14,535,000	4.000	08/01/2042	15,947,075
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(b)
860,000	0.000	08/01/2025	779,057
1,105,000	0.000	08/01/2026	979,549
5,550,000	0.000	08/01/2030	4,375,675
7,830,000	0.000	08/01/2032	5,770,867
7,000,000	0.000	08/01/2034	4,825,940
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	3,344,328
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	304,185
200,000	5.000	08/15/2028	247,438
2,900,000	5.000	08/15/2047	3,427,887
Oxnard School District GO Bonds Election of 2016 Series 2016 B (BAM) (AA/NR)(g)
7,800,000	2.000	08/01/2021	8,462,142
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,500,000	5.000	11/01/2047	13,603,925
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
10,750,000	7.000	08/01/2038	14,929,493
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(b)
1,805,000	0.000	08/01/2025	1,641,738
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (AA-/Aa3)(b)
1,300,000	0.000	08/01/2040	750,841
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2029	549,675
500,000	4.000	09/01/2030	546,675
650,000	4.000	09/01/2031	706,193
900,000	3.000	09/01/2032	912,933
820,000	3.000	09/01/2033	829,200
750,000	3.000	09/01/2034	756,060
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/A1)(b)
6,170,000	0.000	08/01/2036	3,698,421
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,273,970
880,000	5.250	09/01/2034	954,325

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
California – (continued)
$6,815,000	5.500%		09/01/2045		$7,411,790
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500		09/01/2045		24,470,325
Riverside County Public Financing Authority Tax Allocation RB Refunding Series 2017 A (BAM) (AA/NR)
4,245,000	4.000		10/01/2040		4,691,744
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(b)
2,220,000	0.000		10/01/2033		1,531,911
2,220,000	0.000		10/01/2035		1,429,991
1,840,000	0.000		10/01/2037		1,106,539
5,100,000	0.000		10/01/2038		2,964,273
8,425,000	0.000		10/01/2039		4,739,737
13,395,000	0.000		10/01/2040		7,231,023
7,275,000	0.000		10/01/2041		3,780,090
6,360,000	0.000		10/01/2042		3,184,897
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500		10/01/2025		1,348,455
1,950,000	6.750		10/01/2030		2,149,973
Riverside County Redevelopment Successor Agency Tax Allocation Refunding for Mid-County Redevelopment Project Area Series 2017 C (BAM) (AA/NR)
3,355,000	4.000		10/01/2040		3,710,630
Riverside County Redevelopment Successor Agency Tax Allocation Refunding Series 2017 A (BAM) (AA/NR)
8,585,000	4.000		10/01/2039		9,554,504
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (A-/NR)
2,000,000	5.750		06/01/2048		2,216,820
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000		09/01/2029		936,767
1,865,000	5.000		09/01/2033		2,228,507
2,250,000	5.000		09/01/2035		2,672,888
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(c)
6,405,000	(3 Mo. LIBOR + 0.53%), 1.962		12/01/2035		6,144,765
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(c)
3,920,000	(3 Mo. LIBOR + 0.55%), 1.980		06/01/2034		3,725,333
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A1)(b)
1,420,000	0.000		08/01/2025		1,281,152

Municipal Bonds – (continued)
California – (continued)
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(b)
10,000,000		0.000		07/01/2030		7,987,400
3,000,000		0.000		07/01/2031		2,317,050
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A+/A1)
17,765,000		5.000		05/01/2044		21,610,412
80,475,000		5.000		05/01/2049		97,213,800
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(e)
500,000		6.750		02/01/2021		537,340
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(e)
435,000		6.625		02/01/2021		466,772
2,500,000		7.000		02/01/2021		2,693,550
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
3,000,000		5.000		01/15/2029		3,495,510
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(b)
1,580,000		0.000		08/01/2024		1,468,468
1,595,000		0.000		08/01/2025		1,450,732
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000		5.000		09/01/2042		2,134,400
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000		5.500		09/01/2044		2,163,460
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000		5.000		07/01/2032		2,129,780
2,000,000		5.000		07/01/2042		2,120,460
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)(e)
1,000,000		7.000		08/01/2031		1,077,420
2,000,000		7.000		08/01/2041		2,154,840
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(b)
88,700,000		0.000		06/01/2056		8,378,602
State of California GO Unlimited Various Purpose Bonds Series 2019 (AA-/Aa3)
4,030,000		4.000		04/01/2049		4,556,842
4,730,000		5.000		04/01/2049		5,919,879
State of California Various Purpose GO Bonds for Bid Group B Series 2019 (AA-/Aa3)
46,860,000		3.050		04/01/2029		49,477,600
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A/A3)
2,000,000		6.250		10/01/2040		2,375,140
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000		5.250		09/01/2042		4,341,520

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
$2,235,000	5.000%		06/01/2037		$2,247,024
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000		09/01/2040		849,383
1,000,000	5.000		09/01/2045		1,128,410
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)(e)
1,500,000	6.875		12/01/2021		1,685,385
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(c)
17,120,000	(3 Mo. LIBOR + 0.74%), 2.190		05/15/2043		15,972,104
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250		09/01/2031		1,122,650
5,000,000	7.500		09/01/2042		5,614,700
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000		09/01/2047		1,603,714
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(b)
8,360,000	0.000		08/01/2034		5,840,045
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000		08/01/2042		18,145,146

					1,153,366,892

Colorado – 4.1%
9th Avenue Metropolitan District No. 2 Limited Tax GO Bonds Series 2018 (NR/NR)
2,470,000	5.000		12/01/2048		2,605,084
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
750,000	5.000		12/01/2037		784,733
1,065,000	5.125		12/01/2047		1,107,387
Arista Metropolitan District GO Refunding Bonds Series 2018 A (NR/NR)
3,000,000	5.125		12/01/2048		3,221,040
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125		12/01/2046		2,489,380
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000		12/15/2047		690,763
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,500,000	5.125		12/01/2048		2,645,025
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375		12/15/2047		1,039,290

Municipal Bonds – (continued)
Colorado – (continued)
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000		5.375		12/01/2048		2,353,860
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000		6.000		12/01/2037		1,850,170
4,000,000		6.125		12/01/2047		4,207,720
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000		6.125		12/01/2047		2,062,320
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(d)
6,500,000		5.000		12/01/2047		6,840,730
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000		7.375		12/15/2047		521,065
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
790,000		4.375		12/01/2032		820,881
Colorado Crossing Metropolitan District No. 2 Limited Property Tax Supported RB Series 2017 (NR/NR)
7,390,000		7.500		12/01/2047		7,642,295
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (A-/NR)
3,500,000		4.500		12/01/2033		3,511,865
3,500,000		5.000		12/01/2033		3,799,495
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (A-/NR)
3,000,000		5.750		12/01/2036		3,459,960
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (BBB+/WR)(e)
3,000,000		5.625		06/01/2023		3,458,070
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
11,365,000		4.000		08/01/2049		12,211,806
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB+/NR)(e)
4,410,000		5.000		06/01/2027		5,516,204
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000		5.000		12/31/2047		1,061,056
965,000		5.000		12/31/2051		1,058,161
2,980,000		5.000		12/31/2056		3,259,822
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB+/Baa3)
12,860,000		6.000		01/15/2041		13,235,255
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000		5.750		12/01/2047		3,108,270
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding Series 2015 (NR/NR)
500,000		5.250		12/01/2030		524,395
2,000,000		5.750		12/01/2045		2,097,540

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)
$500,000	5.000%	12/01/2037	$525,935
700,000	5.125	12/01/2047	732,865
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
506,000	7.625	12/15/2047	526,361
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)
2,000,000	5.250	12/01/2048	2,093,360
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)
820,000	7.500	12/15/2048	855,744
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,060,770
2,100,000	5.250	12/01/2047	2,225,622
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(d)
4,165,000	5.500	12/01/2039	4,242,594
10,900,000	5.750	12/01/2049	11,100,560
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(d)
2,370,000	8.000	12/15/2049	2,407,944
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB/NR)
11,310,000	5.000	10/01/2032	12,388,295
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(d)
5,555,000	5.000	12/01/2028	6,785,099
7,200,000	5.000	12/01/2034	8,647,056
4,800,000	4.000	12/01/2035	5,286,000
4,800,000	4.000	12/01/2036	5,272,032
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(c)
16,160,000	(3 Mo. LIBOR + 1.10%), 2.530	12/01/2033	16,158,707
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,582,360
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,269,000	8.000	08/01/2047	1,309,392
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
425,000	5.000	12/01/2032	522,291
1,825,000	4.000	12/01/2038	2,009,891
1,690,000	5.000	12/01/2048	2,001,551
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
1,185,000	4.000	12/01/2038	1,316,440
1,900,000	4.000	12/01/2039	2,103,547
950,000	4.000	12/01/2040	1,048,183
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,800,000	5.000	06/01/2049	3,874,860

Municipal Bonds – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A2)(b)
3,000,000	0.000	09/01/2039	1,318,380
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(b)
15,000,000	0.000	09/01/2028	12,320,400
4,100,000	0.000	09/01/2034	2,741,506
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(b)
1,715,000	0.000	09/01/2028	1,080,604
E-470 Public Highway Authority RB Series 2010 A (A/A2)(b)
20,000,000	0.000	09/01/2040	10,651,800
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
1,080,000	5.000	08/01/2049	1,185,019
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	518,317
Forest Trace Metropolitan District No. 3 GO Unlimited Bonds Series 2016 A (NR/NR)
1,000,000	5.000	12/01/2046	1,041,920
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,736,745
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/Baa2)
3,930,000	4.000	12/01/2047	4,239,763
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,059,570
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	4,370,547
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	698,818
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,312,725
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,304,352
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,451,485
5,380,000	5.750	12/01/2047	5,678,859
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
2,135,000	4.375	12/01/2031	2,177,849
1,825,000	5.000	12/01/2046	1,891,412
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,529,415
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(d)
1,000,000	5.000	12/01/2040	1,047,910

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
$800,000	5.000%	12/01/2049	$823,544
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	2,095,800
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(d)
3,000,000	5.000	12/15/2041	3,172,500
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
4,200,000	6.500	11/15/2038	6,406,512
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,173,403
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
550,000	5.125	12/01/2037	584,661
1,000,000	5.125	12/01/2043	1,056,020
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)
635,000	7.250	12/15/2035	657,473
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
1,500,000	5.500	12/01/2046	1,577,115
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
750,000	4.500	12/01/2031	770,123
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,289,784
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	520,885
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,662,710
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
650,000	5.000	12/01/2039	749,470
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
8,920,000	5.000	12/01/2038	9,322,203
18,250,000	5.000	12/01/2047	18,860,462
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,080,440
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (NR/Baa3)
8,000,000	6.000	12/01/2050	9,647,840
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
880,000	5.250	12/01/2037	915,059
2,400,000	5.375	12/01/2047	2,495,928
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,611,699

Municipal Bonds – (continued)
Colorado – (continued)
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(e)
1,725,000	9.500	12/01/2021	2,052,733
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)
880,000	5.000	12/01/2047	911,082
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,490,000	7.375	12/15/2047	1,546,635
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,068,050
2,500,000	5.000	12/01/2047	2,626,425
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bond Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,632,327
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,051,980
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,691,160

			342,672,520

Connecticut – 0.5%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
900,000	5.500	08/01/2034	1,089,423
500,000	5.500	08/01/2035	603,555
420,000	5.500	08/01/2036	505,701
400,000	5.500	08/01/2037	479,908
410,000	5.500	08/01/2038	490,684
Connecticut State GO Bonds Series 2018 C (A/A1)
1,850,000	5.000	06/15/2028	2,320,844
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(d)
20,240,000	7.000	02/01/2045	20,871,690
State of Connecticut GO Bonds Series 2018 (A/A1)
4,860,000	5.000	06/15/2027	5,989,999
2,100,000	5.000	06/15/2029	2,623,845
450,000	5.000	06/15/2032	555,025
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
1,000,000	5.000	04/15/2030	1,265,360
1,000,000	5.000	04/15/2034	1,245,410
500,000	4.000	04/15/2037	567,295
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	564,710

			39,173,449

Delaware – 0.3%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
4,662,000	5.450	07/01/2035	4,663,772
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (A-/Baa1)
3,000,000	5.400	02/01/2031	3,093,180

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (A-/NR)
$3,785,000	5.000%	11/15/2048	$4,366,187
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/2045	2,118,552
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (AA-/NR)
6,130,000	4.000	07/01/2043	6,756,915
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
855,000	5.000	08/01/2049	981,258
795,000	5.000	08/01/2054	908,732

			22,888,596

District of Columbia – 1.2%
District of Columbia RB for International School Series 2019 (BBB/NR)
1,275,000	5.000	07/01/2049	1,514,853
1,140,000	5.000	07/01/2054	1,343,661
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (AA-/Aa3)
14,485,000	5.000	10/01/2043	17,460,654
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)
37,100,000	6.500	10/01/2044	49,639,058
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Third Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/2041	32,523,500

			102,481,726

Florida – 12.4%
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
635,000	5.000	05/01/2039	679,882
1,035,000	5.100	05/01/2049	1,107,812
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,270,000	6.300	05/01/2035	3,305,806
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
1,725,000	3.500	05/01/2031	1,804,333
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
4,000,000	3.500	05/01/2032	4,268,440
6,755,000	3.700	05/01/2036	7,232,443
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
755,000	4.625	05/01/2028	784,015
1,875,000	5.000	05/01/2036	2,007,525

Municipal Bonds – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
5,885,000	6.900	05/01/2025	6,510,752
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,675,000	6.900	05/01/2036	4,002,957
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
960,000	6.900	05/01/2036	1,036,646
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(d)
1,845,000	5.100	05/01/2039	1,974,796
3,080,000	5.200	05/01/2049	3,295,692
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	673,477
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
750,000	5.750	05/01/2048	830,407
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,850,000	6.000	05/01/2048	2,027,396
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-2 (NR/NR)
15,000	6.000	05/01/2029	15,889
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
1,070,000	3.625	05/01/2031	1,158,050
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
900,000	4.500	06/01/2039	934,272
650,000	4.625	06/01/2049	674,602
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
290,000	4.250	11/01/2021	296,252
920,000	4.750	11/01/2026	973,682
705,000	5.000	11/01/2031	748,950
6,035,000	5.250	11/01/2046	6,431,681
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(d)
935,000	5.000	11/01/2049	993,559
750,000	5.125	11/01/2049	797,003
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
370,000	4.500	11/01/2025	386,284
995,000	5.000	11/01/2036	1,090,749
1,095,000	5.000	11/01/2048	1,176,796

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
$1,960,000	4.250%	05/01/2029	$2,171,778
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
990,000	5.000	05/01/2035	1,046,876
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
960,000	3.750	05/01/2031	1,056,211
1,120,000	4.000	05/01/2037	1,205,344
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
1,610,000	4.250	05/01/2031	1,788,001
2,810,000	4.250	05/01/2037	3,079,704
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(d)
2,800,000	6.375	11/01/2049	2,986,396
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
655,000	6.000	11/01/2027	749,248
490,000	3.750	11/01/2031	521,997
2,980,000	6.500	11/01/2043	3,759,240
1,495,000	4.125	11/01/2046	1,584,700
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/2033	914,469
1,000,000	6.500	11/01/2043	1,205,730
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
190,000	3.500	05/01/2021	191,507
500,000	4.100	05/01/2026	519,275
1,755,000	4.700	05/01/2036	1,829,535
3,200,000	4.875	05/01/2047	3,326,688
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	926,667
1,150,000	4.500	06/15/2049	1,188,318
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
7,305,000	5.750	05/01/2035	8,113,444
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(d)
600,000	3.875	11/01/2023	606,876
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)(h)
1,000,000	4.000	12/15/2039	1,007,450
1,350,000	4.000	12/15/2049	1,328,980
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (BBB-/NR)
13,000,000	5.875	07/01/2054	13,773,630
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(d)
52,135,000	5.250	12/01/2058	54,761,561

Municipal Bonds – (continued)
Florida – (continued)
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
355,000	4.000	05/01/2024	360,829
500,000	5.125	05/01/2038	526,135
1,000,000	5.250	05/01/2049	1,052,010
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	394,136
500,000	4.500	12/15/2032	536,175
975,000	4.700	12/15/2037	1,048,876
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
200,000	3.500	11/01/2020	204,686
210,000	3.750	11/01/2021	220,137
215,000	3.875	11/01/2022	228,203
25,000	4.000	11/01/2023	26,606
1,705,000	4.500	11/01/2031	1,819,695
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(d)
900,000	5.500	10/01/2036	969,210
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(d)
5,400,000	5.000	10/01/2049	5,895,234
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,920,853
City of Jacksonville RB for Jacksonville University Project Series 2018 B (NR/NR)(d)
3,000,000	5.000	06/01/2053	3,277,380
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(a)
25,620,000	0.000	05/01/2046	23,868,104
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/2026	2,566,935
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(d)
500,000	4.750	06/15/2039	532,785
1,000,000	5.000	06/15/2049	1,064,800
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
2,990,000	3.500	05/01/2032	3,155,197
1,500,000	3.625	05/01/2035	1,587,510
1,750,000	3.750	05/01/2046	1,839,250
Concorde Estates Community Development District RB for Capital Improvement Series 2017 B (NR/NR)(b)
4,705,000	0.000	11/01/2027	3,176,816
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(i)
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(i)
3,980,000	5.000	05/01/2011	40

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
$3,325,000	5.850%	05/01/2035	$3,325,698
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,770,000	5.850	05/01/2035	1,573,264
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(b)(i)
2,939,931	0.000	11/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
220,000	3.875	11/01/2024	224,658
270,000	4.000	11/01/2029	283,003
500,000	4.750	11/01/2038	540,620
1,000,000	5.000	11/01/2049	1,080,080
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	432,115
1,000,000	4.250	12/15/2049	1,020,730
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
3,670,000	5.125	11/01/2050	3,932,699
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	858,487
1,407,000	4.250	05/01/2038	1,536,022
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
960,000	3.750	05/01/2029	1,024,051
Covington Park Community Development District Special Assessment RB for Capital Improvement Bonds Series 2018 (BBB/NR)
1,175,000	4.125	05/01/2048	1,265,604
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (BBB/NR)
500,000	4.000	05/01/2038	538,205
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,570,000	4.700	11/01/2039	1,623,474
2,500,000	4.750	11/01/2049	2,564,400
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,170,000	5.125	11/01/2048	3,452,669
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,100,000	5.400	05/01/2039	2,238,999
3,130,000	5.500	05/01/2044	3,357,488
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,665,000	5.400	05/01/2049	2,868,766

Municipal Bonds – (continued)
Florida – (continued)
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,000,000	4.750	12/15/2038	1,077,690
2,995,000	5.000	12/15/2048	3,224,207
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,110,000	3.750	05/01/2034	3,334,013
4,295,000	4.000	05/01/2037	4,646,632
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,000,000	5.000	11/01/2048	1,052,510
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	533,840
920,000	5.000	11/01/2049	985,421
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
27,000,000	6.000	08/15/2036	27,939,870
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,005,000	6.375	11/01/2026	1,124,685
3,245,000	7.000	11/01/2045	3,947,121
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
900,000	5.250	11/01/2035	956,223
1,360,000	5.375	11/01/2046	1,443,504
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,245,000	5.000	11/01/2039	1,298,037
1,800,000	5.125	11/01/2049	1,876,212
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/2034	1,565,440
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(d)
3,150,000	5.000	12/15/2049	3,593,394
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(d)(f)(g)
3,000,000	6.250	01/01/2024	2,795,490
14,940,000	6.375	01/01/2026	13,880,455
42,000,000	6.500	01/01/2029	39,007,500
Florida Development Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(d)(f)(g)
1,850,000	5.000	08/01/2022	1,965,662
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(d)
1,750,000	4.750	06/01/2038	1,913,555
3,000,000	5.000	06/01/2048	3,305,400
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (BBB+/NR)
5,970,000	5.000	03/01/2049	7,051,466

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
$1,295,000	5.000%	03/01/2044	$1,481,040
1,550,000	5.000	03/01/2049	1,766,054
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)
600,000	5.000	04/01/2032	650,238
5,830,000	5.250	04/01/2042	6,347,471
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	784,892
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,000,000	4.125	11/01/2039	1,014,410
2,000,000	4.375	11/01/2049	2,040,840
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/2031	762,825
1,000,000	4.125	05/01/2038	1,077,000
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (BBB/NR)
1,855,000	3.250	11/01/2049	1,800,333
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	248,693
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,433,519
5,000,000	5.000	11/15/2036	5,347,550
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
3,540,000	5.000	10/01/2047	4,162,403
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
1,500,000	4.375	11/01/2049	1,552,545
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,525,000	4.500	05/01/2036	1,579,976
2,305,000	4.625	05/01/2046	2,390,470
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
925,000	3.750	05/01/2034	920,865
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,140,000	3.875	05/01/2039	2,103,855
1,400,000	4.100	05/01/2048	1,381,380
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(d)
1,725,000	4.000	05/01/2031	1,909,609
1,335,000	4.250	05/01/2035	1,473,987
1,810,000	4.250	05/01/2039	1,978,692
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	630,752
1,150,000	4.000	11/01/2051	1,113,580

Municipal Bonds – (continued)
Florida – (continued)
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	196,974
500,000	4.250	11/01/2051	493,085
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
900,000	5.000	05/01/2034	996,453
2,170,000	5.125	05/01/2045	2,430,877
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/2031	550,225
500,000	5.150	05/01/2034	547,745
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
1,540,000	3.400	05/01/2037	1,607,637
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,975,000	5.700	05/01/2036	1,978,555
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/2031	2,413,350
2,000,000	4.350	05/01/2036	2,159,240
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(d)
1,000,000	4.875	12/15/2038	1,065,750
1,000,000	5.000	12/15/2048	1,066,630
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,000,000	4.250	05/01/2031	1,118,990
2,150,000	4.250	05/01/2036	2,349,821
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,450,417
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(d)
470,000	5.125	11/01/2049	502,223
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,626,650
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
990,000	5.000	11/01/2047	1,045,846
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,100,000	6.700	05/01/2033	2,288,790
4,765,000	7.000	05/01/2043	5,245,741
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,320,000	5.600	05/01/2044	7,091,230
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	550,479
810,000	4.500	05/01/2049	835,232

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(d)
$1,000,000	5.000%	05/01/2037	$1,072,920
2,370,000	5.125	05/01/2047	2,530,022
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(d)
575,000	3.750	05/01/2039	567,910
555,000	4.000	05/01/2049	552,125
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
1,000,000	4.400	05/01/2039	1,038,640
1,140,000	4.500	05/01/2049	1,175,511
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,280,000	8.000	05/01/2040	21,076,896
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
490,000	4.000	05/01/2022	499,095
1,125,000	4.625	05/01/2027	1,202,726
2,500,000	5.250	05/01/2037	2,748,825
5,820,000	5.375	05/01/2047	6,378,487
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,247,239
2,545,000	5.100	05/01/2048	2,702,968
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	4,141,452
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
990,000	4.000	05/01/2021	1,002,563
1,325,000	4.250	05/01/2026	1,383,274
3,540,000	5.000	05/01/2036	3,759,515
14,020,000	5.125	05/01/2046	14,894,708
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,232,396
1,250,000	4.875	05/01/2049	1,325,762
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB+/NR)
2,600,000	6.500	11/15/2031	2,863,744
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
1,435,000	4.000	05/01/2031	1,597,298
1,860,000	4.000	05/01/2036	2,051,729
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	1,046,415
1,775,000	5.125	05/01/2049	1,867,779
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
3,755,000	5.400	05/01/2030	3,754,850

Municipal Bonds – (continued)
Florida – (continued)
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,830,000	5.375	05/01/2030	1,831,629
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.625	05/01/2039	925,236
1,400,000	4.750	05/01/2050	1,433,516
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,765,000	4.000	06/15/2039	1,793,346
1,465,000	4.375	06/15/2049	1,496,908
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/2032	2,014,477
McJunkin Parkland Community Development District Special Assessment Bond Series 2018 (NR/NR)(d)
2,800,000	5.125	11/01/2038	3,017,196
4,750,000	5.250	11/01/2049	5,105,633
Meadow Pointe II Community Development District Special Assessment RB Series 2018 (AGM) (AA/NR)
1,605,000	4.125	05/01/2039	1,780,523
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(i)
880,000	5.250	05/01/2015	61,600
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(i)
1,380,000	6.150	11/01/2014	96,600
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
385,000	6.000	05/01/2036	399,203
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
750,000	6.250	05/01/2038	785,363
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
100,000	6.810	05/01/2020	100,701
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
590,000	7.250	05/01/2035	650,304
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 B (NR/NR)
125,000	7.250	05/01/2022	133,218
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(i)
1,075,000	5.250	05/01/2015	75,250
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,052,340
1,700,000	5.000	05/01/2048	1,789,318
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (A-/Baa1)
1,500,000	5.000	11/15/2039	1,688,250
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/Aa3)(d)
11,760,000	5.000	03/01/2030	13,132,627

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
$600,000	4.000%	11/01/2023	$618,720
600,000	4.750	11/01/2027	651,468
4,000,000	5.125	11/01/2039	4,383,000
4,135,000	5.250	11/01/2049	4,536,633
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A-/A3)
10,085,000	4.000	04/01/2053	10,969,555
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,445,000	5.000	05/01/2029	3,657,936
3,515,000	5.000	05/01/2037	3,709,063
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
2,720,000	5.000	05/01/2028	2,922,477
1,665,000	5.000	05/01/2035	1,760,687
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,904,685
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	793,724
1,240,000	5.625	11/01/2045	1,338,915
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,185,000	5.125	11/01/2048	1,254,702
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,800,000	5.750	05/01/2038	1,800,918
New River Community Development District Special Assessment Series 2006 B (NR/NR)(i)
3,260,000	5.000	05/01/2013	33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/2024	1,804,824
1,765,000	5.000	04/01/2025	1,894,745
1,005,000	5.000	04/01/2026	1,080,757
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,680,000	5.375	11/01/2038	1,853,174
3,300,000	5.500	11/01/2049	3,638,085
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-1 (NR/NR)
885,000	6.125	05/01/2035	894,788
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-2 (NR/NR)
1,225,000	6.125	05/01/2035	1,240,006
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
400,000	4.000	11/01/2038	441,304
3,290,000	4.200	11/01/2048	3,623,014
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
3,155,000	3.750	05/01/2031	3,406,516
2,040,000	4.000	05/01/2036	2,211,850

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
700,000	4.000	05/01/2027	733,446
2,380,000	5.000	05/01/2039	2,618,762
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/2035	570,222
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
925,000	5.250	05/01/2039	943,019
2,455,000	5.375	05/01/2050	2,497,521
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
1,100,000	5.500	11/01/2032	1,134,144
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
2,285,000	4.700	05/01/2049	2,585,957
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
800,000	4.375	05/01/2031	897,968
1,065,000	4.500	05/01/2034	1,194,046
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
3,225,000	4.375	05/01/2036	3,612,129
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,260,000	5.000	07/01/2039	2,633,216
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB/NR)
2,805,000	4.750	05/01/2033	2,996,357
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,121,828
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
2,890,000	6.600	05/01/2033	3,135,997
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
810,000	6.600	05/01/2036	878,947
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,365,000	6.600	05/01/2033	2,566,309
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/2025	3,250,454
6,830,000	5.000	05/01/2033	7,220,813
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(i)
2,170,000	7.200	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	485,510
1,520,000	4.625	05/01/2050	1,566,846

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$1,000,000	4.500%	05/01/2040	$1,022,640
1,000,000	4.750	05/01/2050	1,022,380
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
2,390,000	4.000	05/01/2031	2,618,197
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,475,000	5.450	05/01/2036	4,500,821
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
1,410,000	4.125	06/15/2039	1,442,797
2,280,000	4.250	06/15/2049	2,323,502
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,045,000	5.500	05/01/2020	1,050,340
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
2,200,000	5.250	11/01/2039	2,343,462
2,825,000	5.375	11/01/2049	3,002,241
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,800,000	5.250	11/01/2049	4,083,214
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	4,256,640
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(d)
2,100,000	5.125	11/01/2039	2,246,643
3,485,000	5.250	11/01/2049	3,712,257
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,382,875
2,505,000	5.375	05/01/2049	2,666,848
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,345,000	4.250	11/01/2037	1,465,095
330,000	4.125	11/01/2040	352,209
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
800,000	3.500	05/01/2032	851,184
500,000	3.625	05/01/2035	531,970
1,715,000	3.750	05/01/2038	1,823,542
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
465,000	4.350	05/01/2026	477,127
490,000	4.875	05/01/2035	511,403
95,000	5.000	05/01/2038	99,328
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,179,765
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,715,000	5.800	05/01/2035	3,707,236

Municipal Bonds – (continued)
Florida – (continued)
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,775,000	5.800	05/01/2035	2,533,076
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
350,000	3.750	05/01/2024	354,760
425,000	4.375	05/01/2029	444,707
1,000,000	5.000	05/01/2039	1,050,450
1,750,000	5.250	05/01/2049	1,851,168
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
1,250,000	5.125	11/01/2037	1,335,888
1,790,000	5.250	11/01/2047	1,917,591
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,195,000	4.800	05/01/2035	1,228,113
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(i)
418,112	5.500	11/01/2010	267,592
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/2034	2,304,828
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,147,410
2,600,000	4.625	06/15/2049	2,695,576
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	2,020,323
3,500,000	5.500	11/01/2044	4,139,170
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,775,510
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,680,000	4.000	05/01/2038	1,710,274
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
345,000	3.250	05/01/2021	345,690
965,000	3.750	05/01/2026	977,342
1,550,000	4.000	05/01/2033	1,583,263
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,431,746
2,360,000	6.000	11/01/2044	2,581,179
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	408,388
1,110,000	4.800	05/01/2036	1,174,724
1,715,000	5.000	05/01/2046	1,817,386

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
$700,000	3.375%	05/01/2032	$736,883
1,345,000	3.600	05/01/2037	1,420,522
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,650,000	3.500	05/01/2032	1,771,225
1,795,000	3.750	05/01/2040	1,917,868
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(d)
410,000	5.625	05/01/2040	440,553
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	318,255
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,170,000	4.250	05/01/2037	1,196,852
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(d)
8,970,000	4.400	05/01/2040	9,174,068
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
380,000	5.750	11/01/2027	418,654
1,965,000	6.250	11/01/2044	2,280,775
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,840,000	5.375	11/01/2039	3,110,936
4,750,000	5.500	11/01/2049	5,250,318
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,560,000	4.625	06/15/2038	1,626,316
2,445,000	4.750	06/15/2048	2,560,208
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
13,300,000	5.000	04/01/2048	15,539,188
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	1,106,819
Trevesta Community Development District Special Assessment Area 1 Pase 2 Project Series 2018 (NR/NR)(d)
1,000,000	5.375	11/01/2049	1,077,570
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,550,000	5.250	11/01/2027	1,639,202
2,745,000	6.125	11/01/2046	3,072,177
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(d)
830,000	4.700	11/01/2029	882,016
1,605,000	5.125	11/01/2038	1,758,839
2,295,000	5.375	11/01/2048	2,514,150
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	1,020,540
2,000,000	4.750	05/01/2050	2,030,720

Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,278,816
1,850,000	5.125	11/01/2049	1,970,787
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
570,000	3.500	11/01/2021	573,112
1,340,000	4.000	11/01/2027	1,377,774
3,160,000	4.625	11/01/2037	3,276,699
2,790,000	4.750	11/01/2047	2,896,411
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
250,000	4.250	11/01/2021	253,712
2,430,000	5.625	11/01/2045	2,680,752
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
2,265,000	4.375	05/01/2035	2,474,694
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
1,710,000	3.500	05/01/2032	1,832,316
2,550,000	3.625	05/01/2037	2,725,619
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	639,877
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	2,290,225
3,505,000	4.000	12/15/2049	3,516,496
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(d)
1,530,000	3.250	12/15/2022	1,541,307
2,000,000	4.000	12/15/2028	2,089,160
1,000,000	5.000	12/15/2032	1,133,940
1,705,000	5.000	12/15/2037	1,927,144
3,800,000	5.000	12/15/2047	4,244,600
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(d)
2,425,000	5.500	11/01/2047	2,611,968
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/2034	524,300
750,000	6.125	05/01/2042	799,170
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
505,000	6.000	11/01/2027	571,276
2,050,000	6.500	11/01/2043	2,718,280
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
725,000	6.375	11/01/2027	792,150
2,300,000	7.125	11/01/2044	2,688,401
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(d)
335,000	4.000	05/01/2024	341,177
4,655,000	5.125	05/01/2049	4,955,434

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
$1,000,000	5.000%	11/01/2039	$1,063,550
1,700,000	5.125	11/01/2049	1,807,389
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	1,042,279
1,600,000	5.125	11/01/2049	1,701,072
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
2,155,000	5.875	11/01/2032	2,177,541
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
730,000	3.375	05/01/2021	733,752
2,450,000	3.750	05/01/2026	2,487,607
4,360,000	4.000	05/01/2031	4,453,566
1,700,000	4.125	05/01/2034	1,741,820
1,000,000	4.250	05/01/2037	1,026,540
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(d)
1,985,000	4.000	05/01/2031	2,177,704
2,940,000	4.000	05/01/2037	3,159,882
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
745,000	5.125	11/01/2035	814,203
1,000,000	5.250	11/01/2046	1,090,690
Village Community Development District No. 09 Special Assessment RB Series 2011 (NR/NR)
4,445,000	7.000	05/01/2041	4,834,160
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,600,000	5.000	05/01/2032	2,794,506
5,990,000	5.125	05/01/2043	6,477,287
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,500,000	6.000	05/01/2044	5,105,520
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(d)
1,000,000	4.250	05/01/2043	1,066,330
13,785,000	4.375	05/01/2050	14,735,338
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,540,000	4.000	05/01/2033	1,608,592
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
1,220,000	4.000	05/01/2034	1,273,216
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
7,435,000	6.125	05/01/2039	7,622,808
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,865,000	5.500	05/01/2042	1,980,369
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.625	05/01/2039	1,024,080
1,515,000	4.875	05/01/2050	1,551,057

Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
1,000,000	3.750	11/01/2031	1,055,400
1,000,000	4.000	11/01/2036	1,053,710
1,300,000	4.125	11/01/2046	1,370,408
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
3,005,000	5.500	05/01/2034	3,236,145
3,825,000	5.750	05/01/2044	4,147,447
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	4,250,120
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	14,005
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
285,000	6.600	05/01/2039	287,149
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000	4.200	05/01/2036	3,483,254
Waterset Central Community Development District Special Assessment Bond Series 2018 (NR/NR)(d)
440,000	4.000	11/01/2024	448,096
1,640,000	5.125	11/01/2038	1,733,939
2,800,000	5.250	11/01/2049	2,959,516
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,289,158
1,950,000	5.500	11/01/2045	2,082,269
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,228,887
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,425,621
3,790,000	5.000	05/01/2050	3,942,017
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(d)
535,000	5.000	05/01/2038	568,721
600,000	5.200	05/01/2048	639,714
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	1,030,006
1,590,000	4.850	05/01/2049	1,660,564
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(d)
800,000	4.100	05/01/2037	801,232
795,000	4.125	05/01/2038	795,286
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,250,028
2,000,000	5.200	05/01/2050	2,082,620

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Florida – (continued)
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
$2,375,000	4.250%		06/15/2039		$2,439,576
3,525,000	4.375		06/15/2049		3,613,125
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000		11/01/2049		1,027,482
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
140,000	4.000		11/01/2020		140,869
400,000	4.375		11/01/2025		421,928
1,770,000	5.000		11/01/2045		1,870,076
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
440,000	5.375		05/01/2035		474,795
3,045,000	5.625		05/01/2045		3,298,253
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875		05/01/2036		817,760
1,445,000	5.000		05/01/2047		1,512,019

					1,044,993,202

Georgia – 1.9%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250		07/01/2040		1,774,110
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000		07/01/2040		1,072,040
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB+/Baa3)
11,700,000	8.750		06/01/2029		12,257,271
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,690,000	5.250		11/01/2028		1,690,473
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
900,000	5.000		03/01/2047		993,231
900,000	5.125		03/01/2052		994,095
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
6,650,000	5.000		05/15/2043		7,898,138
24,875,000	5.000		05/15/2049		34,317,799
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
49,820,000	(3 Mo. LIBOR + 0.65%), 2.056		10/01/2033		46,819,342
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa3)
2,200,000	5.000		01/01/2034		2,629,880
6,000,000	5.000		01/01/2039		7,071,420
29,610,000	5.000		01/01/2049		34,048,835

Municipal Bonds – (continued)
Georgia – (continued)
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(d)
3,500,000		4.000		01/01/2038		3,719,695

						155,286,329

Guam – 0.7%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000		5.750		10/01/2043		1,735,515
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000		6.625		12/01/2030		2,562,325
3,355,000		6.875		12/01/2040		3,451,288
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
500,000		5.000		12/01/2031		576,445
4,515,000		5.000		12/01/2046		5,061,180
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000		6.125		10/01/2043		8,505,449
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB+/Baa2)
2,560,000		6.375		10/01/2043		2,974,003
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
14,455,000		5.500		07/01/2043		15,889,225
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
9,675,000		5.000		01/01/2046		10,913,497
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,150,000		5.000		07/01/2033		1,349,456
960,000		5.000		07/01/2035		1,120,762
1,920,000		5.000		07/01/2036		2,236,320
1,365,000		5.000		07/01/2037		1,584,901
Port Authority of Guam RB Series 2018 A (A/Baa2)
2,500,000		5.000		07/01/2048		2,956,475

						60,916,841

Hawaii – 0.1%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
11,225,000		3.200		07/01/2039		11,499,227

Illinois – 13.9%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B2)
1,400,000		5.382		12/01/2023		1,454,936
5,440,000		5.482		12/01/2024		5,693,558
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
16,000,000		6.000		04/01/2046		19,184,800
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
1,700,000		5.000		04/01/2042		1,915,475
1,625,000		5.000		04/01/2046		1,822,372

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(b)
$4,415,000	0.000%	12/01/2027	$3,504,980
440,000	0.000	12/01/2028	337,317
9,125,000	0.000	12/01/2029	6,745,565
6,905,000	0.000	12/01/2030	4,899,374
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(b)
125,000	0.000	12/01/2029	92,405
775,000	0.000	12/01/2030	549,893
Chicago Illinois Board of Education GO Bonds Series 2017 A (BB-/NR)(d)
5,500,000	7.000	12/01/2046	7,000,345
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(b)
22,095,000	0.000	12/01/2031	15,047,800
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)
9,685,000	5.500	12/01/2026	11,269,175
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B2)
8,965,000	5.500	12/01/2029	11,097,505
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (BB-/B2)
1,300,000	5.000	12/01/2031	1,332,565
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
19,705,000	5.250	12/01/2035	21,870,974
10,235,000	5.250	12/01/2039	11,285,418
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (BB-/B2)
515,000	5.500	12/01/2039	541,383
1,355,000	5.000	12/01/2041	1,408,848
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (BB-/B2)
2,300,000	5.500	12/01/2030	2,882,383
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B2)
9,750,000	6.038	12/01/2029	10,572,705
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (BB-/B2)
9,025,000	4.000	12/01/2035	9,191,421
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
54,375,000	7.000	12/01/2044	66,037,350
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
61,035,000	6.500	12/01/2046	73,926,202

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,825,275
1,250,000	5.000	12/01/2030	1,513,900
1,025,000	5.000	12/01/2031	1,236,201
1,000,000	5.000	12/01/2032	1,202,270
1,250,000	5.000	12/01/2034	1,494,663
1,000,000	5.000	12/01/2035	1,192,360
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
6,535,000	5.000	12/01/2029	7,952,115
1,000,000	5.000	12/01/2030	1,211,120
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(b)
11,415,000	0.000	01/01/2032	7,403,655
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,800,000	5.500	01/01/2037	2,011,086
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/2033	9,164,763
6,295,000	5.000	01/01/2034	6,799,544
10,500,000	5.000	01/01/2036	11,307,870
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
6,100,000	6.000	01/01/2038	7,278,093
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,170,000	5.250	01/01/2035	6,340,600
3,000,000	5.000	01/01/2040	3,066,330
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,325,000	5.000	01/01/2033	19,165,934
3,850,000	5.000	01/01/2034	4,023,327
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
3,145,000	7.517	01/01/2040	3,845,329
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,653,761
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
14,603,000	7.375	01/01/2033	17,414,224
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
20,015,000	5.000	01/01/2044	22,592,331
17,105,000	5.500	01/01/2049	19,995,574
Chicago Illinois GO Refunding & Project Bonds Series 2009 C (BBB+/Ba1)
245,000	5.000	01/01/2034	245,639
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/2042	4,189,797
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,774,700
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
6,615,000	5.432	01/01/2042	6,705,626
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
7,230,000	5.000	01/01/2035	7,796,326

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
$14,455,000	5.000%	01/01/2038	$15,969,739
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
11,630,000	4.000	01/01/2044	12,933,723
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,670,445
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,308,488
5,460,000	4.000	01/01/2052	5,835,484
Chicago Park District GO Bonds Limited Tax Series 2018 A (AA+/NR)
2,585,000	4.000	01/01/2041	2,718,438
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
2,635,000	5.500	01/01/2037	2,944,006
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM) (AGM-CR) (AA/A2)
735,000	5.432	01/01/2042	889,563
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM) (AGM-CR) (AA/A2)
7,350,000	6.314	01/01/2044	9,793,655
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,987,000	5.800	03/01/2037	1,976,767
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
2,500,000	4.000	11/15/2047	2,796,075
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,312,000	5.625	03/01/2036	1,317,825
Illinois Finance Authority RB for BHF Chicago Housing Group C LLC Project Series 2018 A-1 (D/NR)(i)
1,500,000	5.100	12/01/2043	525,000
2,150,000	5.250	12/01/2053	752,500
Illinois Finance Authority RB for Blue Island LLC Series 2018 A-1 (NR/NR)
1,400,000	5.000	12/01/2053	1,364,104
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
805,000	6.125	05/15/2027	822,646
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (NR/NR)(e)
445,000	6.125	05/15/2020	457,941
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,740,690
2,825,000	5.000	05/15/2037	3,132,699
1,055,000	5.000	05/15/2047	1,152,197
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/2047	4,788,990
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
500,000	5.000	09/01/2036	578,555
3,470,000	5.000	09/01/2046	3,951,636

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A2)
1,780,000	6.000	05/15/2039	1,839,149
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)(g)
15,650,000	6.750	10/15/2040	16,208,235
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
50,750,000	5.100	06/01/2033	54,969,355
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
500,000	5.000	03/01/2031	525,470
750,000	5.000	03/01/2037	783,855
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,050,000	5.500	07/01/2038	5,494,249
Illinois State GO Bonds Series 2014 (AGM-CR) (AA/A2)
20,000,000	5.000	02/01/2039	21,938,600
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
2,500,000	5.000	05/01/2029	2,739,050
10,000,000	5.000	05/01/2030	10,947,800
2,000,000	5.000	04/01/2031	2,181,480
5,000,000	5.000	05/01/2031	5,460,350
5,000,000	5.000	05/01/2039	5,390,550
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
4,415,000	5.000	11/01/2021	4,667,935
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
9,500,000	5.000	12/01/2035	10,753,050
1,770,000	4.500	12/01/2041	1,868,642
4,730,000	5.000	12/01/2042	5,285,397
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
59,670,000	5.000	11/01/2029	68,131,803
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
5,845,000	5.000	11/01/2025	6,553,589
67,685,000	5.000	11/01/2027	77,464,129
19,465,000	5.000	11/01/2028	22,229,419
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
5,280,000	5.000	05/01/2042	5,932,819
5,280,000	5.000	05/01/2043	5,923,474
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
7,300,000	5.000	08/01/2021	7,671,278
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	22,281,875
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,946,000	6.250	03/01/2034	1,949,756
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(b)
13,500,000	0.000	12/15/2032	9,128,565
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(b)(e)
530,000	0.000	06/15/2030	432,888
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)(b)
9,370,000	0.000	06/15/2030	6,951,416

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(b)
$3,200,000	0.000%	06/15/2044	$1,373,728
Metropolitan Pier & Exposition Authority RB Refunding for Mccormick Place Expansion Dedicated Sales Tax Project Series 2010 B2 (ST APPROP) (BBB/Ba1)
50,030,000	5.000	06/15/2050	50,669,383
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BBB/NR)(b)
66,700,000	0.000	12/15/2056	15,821,907
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(b)
18,400,000	0.000	12/15/2056	4,766,520
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(b)
64,400,000	0.000	12/15/2054	16,654,484
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(i)
4,544,000	6.000	03/01/2036	3,862,400
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/2029	905,495
1,010,000	4.750	10/01/2032	1,070,135
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/2046	8,292,744
Sales Tax Securitization Corporation RB Refunding Series 2017 A (AA-/NR)
3,750,000	5.000	01/01/2028	4,526,775
5,830,000	5.000	01/01/2029	6,970,873
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(e)
19,200,000	7.125	11/01/2023	23,535,936
5,000,000	7.625	11/01/2023	6,227,950
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
13,625,000	4.000	03/01/2040	14,518,391
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
3,500,000	4.000	01/01/2021	3,579,170
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
630,000	6.630	02/01/2035	742,524
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
13,955,000	3.250	11/01/2026	14,078,502
16,695,000	5.000	11/01/2026	18,936,137
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
3,000,000	5.000	10/01/2027	3,462,420
8,230,000	5.000	10/01/2028	9,616,673
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
2,750,000	4.000	12/01/2033	2,869,625
7,950,000	4.250	12/01/2037	8,323,412

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
2,000,000	5.000	10/01/2025	2,257,300
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,900,000	5.000	01/01/2039	1,925,270
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)
540,000	4.125	10/01/2041	558,970
1,080,000	4.125	10/01/2046	1,115,100

			1,166,854,330

Indiana – 0.4%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/2029	1,473,121
1,250,000	5.250	02/01/2034	1,415,900
1,500,000	5.000	02/01/2039	1,663,560
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
400,000	4.000	09/15/2049	427,588
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA/Aa2)(e)
2,000,000	5.125	03/01/2021	2,105,940
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BB+/Ba1)
6,825,000	5.000	06/01/2039	7,150,757
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (BBB+/NR)
6,250,000	5.000	07/01/2048	6,803,688
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)
10,965,000	5.000	01/01/2042	12,899,555
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/WR)(i)
7,520,823	6.500	11/15/2031	2,256

			33,942,365

Iowa – 0.1%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (B+/NR)
3,945,000	3.125	12/01/2022	4,001,098

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)(h)
1,155,000	5.000	05/15/2028	1,320,119
1,215,000	5.000	05/15/2029	1,380,811
2,850,000	5.000	05/15/2034	3,157,230
1,900,000	5.000	05/15/2050	2,056,503

			7,914,663

Kentucky – 1.3%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(c)
8,680,000	(3 Mo. LIBOR + 0.53%), 2.040	11/01/2027	8,562,646

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BB+/Baa3)(e)
$8,000,000	6.375%	06/01/2020	$8,259,760
8,250,000	6.500	06/01/2020	8,524,065
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	12/01/2041	985,041
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,590,763
2,925,000	4.000	06/01/2045	3,130,628
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,090,280
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
9,470,000	5.000	08/01/2049	11,192,119
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)(f)(g)
37,725,000	4.000	06/01/2025	41,726,114
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(f)(g)
16,230,000	4.000	06/01/2025	17,965,961
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A/NR)
5,000,000	5.750	10/01/2042	5,652,550

			110,679,927

Louisiana – 1.9%
Baton Rouge & Parish of East Baton Rouge Pollution Control RB Refunding for Exxon Mobil Corp. Series 1989 (AA+/Aaa)(f)(g)
4,140,000	1.380	10/07/2019	4,140,000
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
2,125,000	5.000	12/01/2034	2,549,108
2,375,000	5.000	12/01/2039	2,799,246
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB/Baa2)
5,000,000	6.500	11/01/2035	5,258,500
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (NR/A2)(e)
19,265,000	6.000	10/01/2020	20,161,208
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/2039	3,093,974
4,850,000	4.000	10/01/2041	5,261,328

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
5,225,000	5.000	07/01/2059	6,076,414
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
14,475,000	3.375	09/01/2028	14,700,231
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
13,950,000	3.500	06/01/2030	14,206,122
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (NR/A3)
12,725,000	4.000	05/15/2042	13,619,695
21,250,000	5.000	05/15/2046	24,589,012
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A3)
32,395,000	5.000	01/01/2045	36,250,653
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
4,850,000	5.000	01/01/2048	5,583,271
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (AA/A2)
2,000,000	5.000	04/01/2048	2,386,840

			160,675,602

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center 2018 A (A+/A1)
4,000,000	5.000	07/01/2043	4,782,160
5,250,000	5.000	07/01/2048	6,240,202

			11,022,362

Maryland – 0.5%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	3,179,805
1,500,000	5.000	09/01/2038	1,655,400
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2017 E (AAA/Aaa)(f)(g)
2,705,000	1.350	10/07/2019	2,705,000
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(d)
1,885,000	5.250	07/01/2048	2,090,880
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
2,930,000	7.250	07/01/2043	3,111,337
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)(d)
8,785,000	7.125	07/01/2043	8,899,820
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (BBB/NR)
2,375,000	5.000	06/01/2058	2,653,635
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
3,050,000	5.000	06/01/2049	3,639,809

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/WR)(e)
$9,500,000	5.750%	07/01/2020	$9,814,545
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/2031	2,266,299

			40,016,530

Massachusetts – 1.1%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (AA/Aa1)
10,130,000	3.000	04/01/2044	10,263,716
Commonwealth of Massachusetts GO Refunding Bonds Series 2004 A (AMBAC) (AA/Aa1)
30,000,000	5.500	08/01/2030	41,159,700
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(d)
1,000,000	5.000	11/15/2033	1,145,150
900,000	5.000	11/15/2038	1,019,700
2,350,000	5.125	11/15/2046	2,657,568
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,246,537
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(d)(e)
2,250,000	6.500	11/15/2023	2,704,725
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
2,125,000	5.000	07/01/2044	2,529,536
Massachusetts Health & Educational Facilities Authority RB for President & Fellows of Harvard College Series R 1999 (AAA/Aaa)(f)(g)
5,000,000	1.150	10/07/2019	5,000,000
Massachusetts Health & Educational Facilities Authority RB for Tufts University Series 2008 N-2 (AA-/Aa2)(f)(g)
5,700,000	1.250	10/07/2019	5,700,000
Massachusetts Health & Educational Facilities Authority RB for Tufts University Series 2012 G (AA-/Aa2)(f)(g)
2,280,000	1.250	10/07/2019	2,280,000
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(c)
5,390,000	(3 Mo. LIBOR + 0.57%), 2.080	05/01/2037	5,304,784
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(c)
1,040,000	(3 Mo. LIBOR + 0.57%), 2.080	05/01/2037	1,023,547
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
6,370,000	4.000	05/01/2039	7,222,306

			90,257,269

Michigan – 2.5%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(g)
51,115,536	4.000	04/01/2034	44,478,695

Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit Financial Recovery Series 2014 B-2 (NR/NR)(g)
971,333	4.000	04/01/2034	845,215
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
3,495,000	5.000	07/01/2037	3,913,212
15,335,000	5.000	07/01/2048	17,078,743
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC) (Q-SBLF) (AA/Aa1)
3,500,000	6.000	05/01/2020	3,591,280
3,000,000	6.000	05/01/2021	3,211,020
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(c)
4,675,000	(3 Mo. LIBOR + 0.60%), 2.006	07/01/2032	4,594,496
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (A+/A2)
2,000,000	5.250	07/01/2039	2,177,360
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (A/NR)
1,425,000	5.000	11/01/2045	1,667,806
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
2,800,000	5.000	11/15/2048	3,405,612
5,975,000	4.000	11/15/2050	6,585,705
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
5,250,000	4.000	02/15/2047	5,767,912
24,000,000	4.000	02/15/2050	26,272,320
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/2032	2,501,098
1,750,000	5.000	07/01/2033	2,005,290
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A/A3)
355,000	5.000	07/01/2033	413,987
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/2035	2,963,012
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (AA-/A2)
1,250,000	5.000	07/01/2034	1,460,737
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A+/A3)
2,100,000	5.000	07/01/2034	2,444,106

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A2)
$750,000	5.000%	07/01/2035	$874,710
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
22,545,000	4.125	06/30/2035	25,179,158
7,065,000	4.500	06/30/2048	7,916,615
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(b)
238,600,000	0.000	06/01/2052	13,707,570
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(b)
180,100,000	0.000	06/01/2052	10,123,421
University of Michigan General RB Series 2012 B (AAA/Aaa)(f)(g)
6,900,000	1.340	10/07/2019	6,900,000
University of Michigan General RB Series 2012 D-1 (AAA/Aaa)(f)(g)
10,005,000	1.370	10/07/2019	10,005,000

			210,084,080

Minnesota – 0.7%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
5,725,000	5.000	05/01/2048	6,973,164
2,300,000	4.000	05/01/2049	2,544,720
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,731,775
3,750,000	6.000	06/15/2039	4,132,350
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
3,265,000	4.250	02/15/2048	3,595,124
23,575,000	5.250	02/15/2053	28,069,810
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (NR/Ba2)
640,000	3.250	03/01/2025	653,600
660,000	4.000	03/01/2026	713,711
755,000	4.000	03/01/2029	815,551
1,260,000	4.000	03/01/2032	1,346,638
685,000	4.200	03/01/2034	731,744
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
2,400,000	5.000	05/01/2047	2,739,120
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
425,000	4.000	12/01/2034	475,945
650,000	4.000	12/01/2040	717,782

			56,241,034

Mississippi – 0.2%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron USA, Inc. Series 2010 G (AA/Aa2)(f)(g)
7,835,000	1.370	10/07/2019	7,835,000

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(d)(f)(g)
2,000,000	5.000	08/01/2022	2,125,040
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
9,800,000	2.500	04/01/2022	9,820,188

			19,780,228

Missouri – 0.3%
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 A (NR/NR)(d)(g)
458,717	5.000	04/01/2023	71,257
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 B (NR/NR)(d)(g)
2,315,999	5.000	04/01/2023	359,767
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
1,925,000	5.000	03/01/2036	2,213,249
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(d)
4,750,000	5.250	12/01/2048	4,971,730
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(d)
1,000,000	5.000	04/01/2036	1,047,390
1,150,000	5.000	04/01/2046	1,188,629
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
2,430,000	5.000	09/01/2043	2,869,903
2,470,000	5.000	09/01/2048	2,910,920
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
8,000,000	4.000	02/15/2054	8,737,680
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	2,070,943
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(i)
1,250,000	5.750	04/01/2027	325,000

			26,766,468

Nevada – 0.2%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
525,000	4.000	06/01/2020	530,833
670,000	4.000	06/01/2021	687,869
365,000	5.000	06/01/2022	388,174
320,000	5.000	06/01/2023	346,118
200,000	4.250	06/01/2024	212,044
200,000	5.000	06/01/2024	219,004

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
$315,000	4.250%		06/01/2037		$324,122
470,000	4.375		06/01/2042		481,515
540,000	4.500		06/01/2047		555,849
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
350,000	4.250		06/01/2034		368,728
465,000	4.500		06/01/2039		492,184
350,000	4.625		06/01/2043		370,762
600,000	4.625		06/01/2049		631,254
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,715,000	5.000		03/01/2020		1,710,010
1,720,000	5.100		03/01/2021		1,704,589
895,000	5.100		03/01/2022		879,552
2,400,000	5.125		03/01/2025		2,308,008
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000		09/01/2035		2,243,582

					14,454,197

New Hampshire – 1.1%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B/B2)(d)
1,800,000	2.950		04/01/2029		1,800,000
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(f)
16,450,000	(SIFMA Municipal Swap Index Yield + 0.75%), 2.240		10/01/2021		16,418,416
New Hampshire Health and Education Facilities Authority RB Refunding Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
6,595,000	5.000		08/01/2033		7,891,643
6,930,000	5.000		08/01/2034		8,275,113
7,290,000	5.000		08/01/2035		8,681,588
7,660,000	5.000		08/01/2036		9,093,492
8,055,000	5.000		08/01/2037		9,529,468
8,470,000	5.000		08/01/2038		9,989,349
8,900,000	5.000		08/01/2039		10,481,441
9,360,000	5.000		08/01/2040		10,992,197

					93,152,707

New Jersey – 7.2%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
725,000	5.000		03/01/2032		866,774
965,000	5.000		03/01/2037		1,139,839
1,205,000	5.000		03/01/2042		1,408,801
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000		06/15/2026		2,686,750
1,000,000	5.000		06/15/2028		1,072,130

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa2)
1,000,000		4.750		06/15/2032		1,058,770
1,000,000		5.000		06/15/2037		1,061,930
1,000,000		5.125		06/15/2043		1,063,130
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB+/Baa2)
3,500,000		4.000		07/01/2032		3,773,175
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB/NR)
1,000,000		5.375		01/01/2043		1,123,280
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (BBB-/NR)
500,000		5.000		07/01/2037		560,785
1,150,000		5.000		07/01/2047		1,271,014
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,500,000		5.000		06/15/2041		5,088,375
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB/Ba3)
7,500,000		5.500		04/01/2028		7,520,175
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (BB/Ba3)
8,500,000		5.250		09/15/2029		9,319,570
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB/Ba3)
5,000,000		5.625		11/15/2030		5,764,750
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB/Ba3)
5,000,000		5.625		11/15/2030		5,764,750
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (BBB+/Baa1)
2,470,000		5.000		06/15/2047		2,793,941
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
5,000,000		5.000		06/15/2042		5,685,600
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000		5.000		07/01/2028		1,183,940
1,000,000		5.000		07/01/2029		1,182,810
900,000		5.000		07/01/2030		1,058,913
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000		4.125		07/01/2038		10,404,802
5,600,000		5.000		07/01/2046		6,346,200

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(b)
$134,115,000	0.000%	12/15/2035	$81,920,124
63,415,000	0.000	12/15/2036	37,015,970
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(b)
41,545,000	0.000	12/15/2035	24,974,777
5,000,000	0.000	12/15/2038	2,640,300
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(b)
12,000,000	0.000	12/15/2026	10,080,000
9,180,000	0.000	12/15/2029	6,963,122
1,900,000	0.000	12/15/2034	1,190,559
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,916,324
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
26,080,000	5.000	06/15/2038	28,714,341
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
2,500,000	5.250	06/15/2041	2,822,125
5,075,000	5.000	06/15/2045	5,620,613
1,750,000	5.000	06/15/2046	1,936,445
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(b)
11,150,000	0.000	12/15/2033	7,483,880
25,400,000	0.000	12/15/2034	16,400,018
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(b)
12,500,000	0.000	12/15/2027	10,246,125
23,445,000	0.000	12/15/2030	17,399,707
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(b)
52,985,000	0.000	12/15/2036	30,408,621
48,000,000	0.000	12/15/2037	26,444,160
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(b)
2,550,000	0.000	12/15/2033	1,664,309
25,000,000	0.000	12/15/2038	13,201,500
740,000	0.000	12/15/2039	376,445
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
4,350,000	5.500	06/15/2041	4,593,774
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)
12,875,000	5.000	06/15/2042	13,483,988
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,765,000	5.000	06/15/2030	6,769,897
4,600,000	5.000	06/15/2031	5,383,242

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
6,120,000	4.000	12/15/2031	6,662,905
7,180,000	5.000	12/15/2033	8,480,944
6,070,000	5.000	12/15/2035	7,111,248
7,585,000	5.000	12/15/2036	8,853,819
5,275,000	4.250	12/15/2038	5,694,468
New Jersey Transportation Trust Fund Authority Transportation Programme RB Series 2019 AA (BBB+/Baa1)
5,675,000	5.000	06/15/2034	6,682,369
20,000,000	5.250	06/15/2043	23,443,200
New Jersey Transportation Trust Fund Authority Transportation Programme RB Series 2019 BB (BBB+/Baa1)
6,000,000	5.000	06/15/2044	6,868,620
New Jersey Turnpike Authority RB Series 2019 A (A+/A2)
28,250,000	4.000	01/01/2048	31,581,805
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
25,675,000	5.000	01/01/2048	29,564,506
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
29,360,000	5.000	06/01/2046	32,348,554

			608,143,008

New Mexico – 0.2%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
14,000,000	5.900	06/01/2040	14,409,080
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 F (AMT) (BBB+/Baa2)
1,500,000	6.250	06/01/2040	1,544,745

			15,953,825

New York – 2.9%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
1,240,000	3.000	07/15/2043	1,254,731
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BBB-/Baa3)
2,650,000	5.875	04/01/2042	2,684,715
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	775,935
865,000	5.000	07/01/2033	1,024,376
815,000	5.000	07/01/2035	960,869
640,000	5.000	07/01/2036	753,293
455,000	5.000	07/01/2038	532,586
New York City GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa1)(f)(g)
5,750,000	1.400	10/07/2019	5,750,000
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,109,360

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
$1,000,000	6.125%	01/01/2029	$1,003,910
3,000,000	6.375	01/01/2039	3,011,580
5,000,000	6.500	01/01/2046	5,020,050
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2014 Series AA Subseries AA1 (AA+/Aa1)(f)(g)
11,350,000	1.400	10/07/2019	11,350,000
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (A-/Baa1)
1,000,000	5.000	08/01/2040	1,145,180
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Subseries C-4 (AAA/Aa1)(f)(g)
3,600,000	1.400	10/07/2019	3,600,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2018 Subseries B-4 (AAA/Aa1)(f)(g)
4,850,000	1.400	10/07/2019	4,850,000
New York City Water & Sewer System Second General Resolution RB Refunding Series 2019 EE (AA+/Aa1)
34,750,000	4.000	06/15/2040	39,733,845
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)(f)(h)
1,145,000	2.625	09/15/2069	1,163,102
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)(f)(h)
1,430,000	2.800	09/15/2069	1,454,210
New York State Dormitory Authority Personal Income Tax General Purpose RB Refunding Series 2018 A (AA+/Aa1)
12,000,000	4.000	03/15/2048	13,474,080
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
150,000	3.560	07/01/2026	155,193
150,000	3.670	07/01/2027	155,323
60,000	3.760	07/01/2028	62,360
300,000	3.820	07/01/2029	312,399
New York State Urban Development Corporation Personal Income General Purpose RB Series 2019 A (AA+/Aa1)
13,620,000	4.000	03/15/2048	15,386,514
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
5,025,000	5.000	01/01/2033	6,027,538
3,600,000	5.000	01/01/2034	4,308,732
5,565,000	4.000	01/01/2036	6,080,541
7,100,000	5.000	01/01/2036	8,469,377
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,000,000	4.000	07/01/2035	5,368,650
12,600,000	4.000	01/01/2051	13,279,392
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
9,480,000	4.000	07/01/2033	10,090,228

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3) – (continued)
5,000,000	5.000	07/01/2034	5,618,050
12,500,000	4.000	07/01/2041	13,138,875
4,540,000	5.000	07/01/2041	5,046,891
21,200,000	5.250	01/01/2050	23,653,900
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
12,250,000	5.000	07/01/2046	13,562,588
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,708,338
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (BBB+/A3)
5,000,000	5.125	09/01/2040	5,163,600
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
4,375,000	5.000	11/01/2046	4,930,013

			244,170,324

North Carolina – 0.1%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/2034	1,023,800
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/2032	3,989,886
1,000,000	5.000	03/01/2037	1,049,070
1,000,000	5.000	03/01/2042	1,044,310
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/2030	1,042,380
2,000,000	5.000	09/01/2037	2,145,500

			10,294,946

Ohio – 4.2%
Bowling Green City Student Housing RB for CFP I LLC – Bowling Green State University Project Series 2010 (NR/NR)(e)
7,000,000	6.000	06/01/2020	7,217,070
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(b)
292,520,000	0.000	06/01/2047	17,679,909
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(b)
686,320,000	0.000	06/01/2052	29,504,897
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
2,500,000	5.875	06/01/2047	2,510,975

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Ca)
$88,325,000	5.125%	06/01/2024	$88,325,000
100,000	5.375	06/01/2024	100,007
35,615,000	5.875	06/01/2030	35,699,764
2,000,000	5.750	06/01/2034	2,002,940
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa3)
23,905,000	6.250	06/01/2037	24,499,995
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,668,320
2,700,000	5.250	11/01/2047	2,960,280
2,320,000	5.250	11/01/2050	2,538,590
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (BB/Ba3)
22,320,000	5.375	09/15/2027	22,384,951
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
550,000	4.000	09/01/2040	579,689
825,000	4.000	09/01/2045	862,026
1,075,000	5.000	09/01/2049	1,235,766
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
29,500,000	8.223	02/15/2040	40,659,260
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	7,144,875
7,500,000	5.000	02/15/2042	8,507,850
7,500,000	4.750	02/15/2047	8,111,100
1,500,000	5.000	02/15/2057	1,676,970
1,000,000	5.500	02/15/2057	1,164,140
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
2,000,000	5.000	01/01/2042	2,131,100
1,610,000	5.000	01/01/2046	1,712,960
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/2048	8,556,240
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(d)
2,400,000	3.750	01/15/2028	2,600,760
2,880,000	4.250	01/15/2038	3,113,712
18,110,000	4.500	01/15/2048	19,618,925
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (BB+/Ba1)
4,140,000	3.250	09/01/2029	4,278,483

			350,046,554

Oklahoma – 0.8%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
2,400,000	4.000	08/15/2052	2,635,584
2,500,000	4.125	08/15/2057	2,749,200
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
15,000,000	5.500	08/15/2052	17,932,800

Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3) – (continued)
9,500,000	5.500	08/15/2057	11,300,345
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,932,724
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	26,591,490
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(f)(g)
3,400,000	5.000	06/01/2025	3,837,410

			67,979,553

Oregon – 0.0%
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(d)
860,000	5.000	11/01/2039	1,006,200

Pennsylvania – 2.8%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
1,500,000	5.000	09/01/2030	1,605,060
1,000,000	5.000	09/01/2035	1,064,150
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
32,000,000	4.000	04/01/2044	34,459,840
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(d)
2,000,000	5.000	05/01/2027	2,328,280
1,400,000	5.000	05/01/2032	1,615,222
6,950,000	5.000	05/01/2042	7,771,073
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(d)
250,000	5.000	05/01/2028	295,077
1,000,000	5.000	05/01/2033	1,167,580
2,750,000	5.000	05/01/2042	3,101,175
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000	05/01/2042	18,895,680
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
1,150,000	5.000	10/01/2037	1,296,337
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/2035	542,285
1,000,000	5.000	08/01/2045	1,073,330
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/2042	1,078,920

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
$1,900,000	5.000%	06/01/2034	$2,323,149
1,900,000	5.000	06/01/2035	2,309,849
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
6,000,000	4.000	06/01/2039	6,649,140
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/Aa3)(c)
830,000	(3 Mo. LIBOR + 0.55%), 2.060	11/01/2026	825,460
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000	01/01/2038	1,649,670
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,203,796
900,000	5.000	12/01/2048	982,305
1,750,000	5.000	12/01/2053	1,902,932
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa3)(c)
52,950,000	(3 Mo. LIBOR + 0.77%), 2.280	05/01/2037	50,344,331
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
1,300,000	4.000	06/01/2044	1,455,532
2,300,000	5.000	06/01/2044	2,819,179
5,700,000	4.000	06/01/2049	6,341,079
4,150,000	5.000	06/01/2049	5,055,032
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/2027	1,466,542
1,500,000	5.000	04/01/2033	1,557,360
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
945,000	5.000	05/01/2044	1,118,540
1,245,000	5.000	05/01/2049	1,469,137
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(d)
5,725,000	5.750	06/01/2036	6,113,785
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/2032	7,470,522
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (BB-/B1)
2,460,000	8.000	05/01/2029	2,547,158
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB/WR)(c)
10,880,000	(3 Mo. LIBOR + 0.60%), 2.006	07/01/2027	10,615,072
10,750,000	(3 Mo. LIBOR + 0.65%), 2.056	07/01/2039	9,369,055

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB-/NR)
4,000,000	5.000	05/01/2042	4,235,920
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
365,000	5.000	07/01/2031	423,258
400,000	5.000	07/01/2035	459,872
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
3,875,000	5.250	06/01/2047	4,598,928
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2028	592,750
2,000,000	5.000	07/01/2029	2,366,900
3,000,000	5.000	07/01/2030	3,540,930
2,615,000	5.000	07/01/2031	3,078,587
1,000,000	5.000	07/01/2032	1,173,610
4,425,000	5.000	07/01/2033	5,178,887
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
1,495,000	5.000	11/15/2021	1,540,059
2,450,000	5.000	11/15/2028	2,531,414
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,280,587
2,325,000	5.000	01/01/2038	2,683,817
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (BB/NR)
1,000,000	5.000	07/01/2028	1,067,630
1,000,000	5.000	07/01/2035	1,063,100

			237,698,883

Puerto Rico – 5.9%
Commonwealth of Puerto Rico Public Improvement GO Unlimited Refunding Bonds 2011 E (NR/Ca)(i)
2,000,000	6.000	07/01/2029	1,460,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
7,495,000	6.000	07/01/2044	7,579,319
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
115,000	4.500	07/01/2027	117,587
370,000	5.000	07/01/2030	387,113
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (NR/Ca)(i)
115,000	5.250	07/01/2030	85,819
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
65,870,000	8.000	07/01/2035	39,604,338
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)(i)
5,185,000	5.500	07/01/2039	3,396,175
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	403,718

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
$28,730,000	5.250%	07/01/2038	$31,254,218
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
300,000	5.250	07/01/2033	339,006
680,000	5.250	07/01/2034	768,298
1,025,000	5.250	07/01/2036	1,154,734
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (NR/C)(i)
215,000	5.000	07/01/2028	29,025
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,560,000	5.500	07/01/2023	1,670,261
1,050,000	5.500	07/01/2027	1,160,071
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)(i)
4,000,000	5.250	07/01/2032	2,985,000
4,035,000	5.250	07/01/2037	3,011,119
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (NR/Ca)(i)
155,000	6.000	07/01/2035	111,213
205,000	6.500	07/01/2040	150,675
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS-RSA-1 (D/NR)(i)
130,000	4.625	07/01/2030	102,700
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
52,372,000	(3 Mo. LIBOR + 0.52%), 1.926	07/01/2029	51,717,350
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
435,000	5.250	07/01/2035	472,514
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (D/NR)(i)
80,000	3.500	07/01/2020	62,000
155,000	3.625	07/01/2021	120,125
60,000	3.750	07/01/2022	46,500
390,000	3.875	07/01/2023	302,250
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (NR/NR)(i)
215,000	3.300	07/01/2019	159,906
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (NR/Ca)(i)
1,000	5.000	07/01/2024	779
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)(i)
260,000	4.250	07/01/2020	205,400
25,000	5.250	07/01/2020	20,000
80,000	4.375	07/01/2021	63,200
100,000	4.375	07/01/2022	79,000
65,000	5.000	07/01/2022	51,837
190,000	4.500	07/01/2023	150,575
125,000	5.000	07/01/2024	99,688
90,000	4.625	07/01/2025	71,325

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)(i)
65,000	3.700	07/01/2017	48,344
1,230,000	5.000	07/01/2017	957,862
145,000	4.250	07/01/2018	110,744
3,130,000	5.000	07/01/2019	2,437,487
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (D/NR)(i)
1,295,000	5.000	07/01/2032	1,032,762
1,385,000	5.000	07/01/2037	1,104,538
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (NR/NR)(i)
300,000	4.200	07/01/2019	229,125
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (D/NR)(i)
2,000,000	5.500	07/01/2020	1,602,500
3,765,000	5.250	07/01/2033	3,012,000
Puerto Rico Electric Power Authority RB Series 2010 AAA (NR/Ca)(i)
4,000	5.250	07/01/2027	3,125
4,000	5.250	07/01/2028	3,125
Puerto Rico Electric Power Authority RB Series 2010 AAA-RSA-1 (D/NR)(i)
130,000	5.250	07/01/2023	104,000
1,485,000	5.250	07/01/2027	1,188,000
2,115,000	5.250	07/01/2028	1,692,000
Puerto Rico Electric Power Authority RB Series 2010 BBB-RSA-1 (D/NR)(i)
90,000	5.400	07/01/2028	70,763
Puerto Rico Electric Power Authority RB Series 2010 CCC-RSA-1 (D/NR)(i)
80,000	5.000	07/01/2022	63,800
90,000	4.250	07/01/2023	71,100
60,000	4.500	07/01/2023	47,550
50,000	4.600	07/01/2024	39,625
210,000	4.625	07/01/2025	166,425
900,000	5.000	07/01/2025	717,750
25,000	5.000	07/01/2026	19,937
40,000	4.800	07/01/2027	31,700
Puerto Rico Electric Power Authority RB Series 2010 EEE-RSA-1 (D/NR)(i)
1,175,000	5.950	07/01/2030	931,187
4,620,000	6.050	07/01/2032	3,649,800
115,000	6.250	07/01/2040	91,138
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)(i)
20,000	4.875	07/01/2027	15,850
7,590,000	5.250	07/01/2040	6,072,000
Puerto Rico Electric Power Authority RB Series 2010 YY-RSA-1 (D/NR)(i)
2,130,000	6.125	07/01/2040	1,685,363
Puerto Rico Electric Power Authority RB Series 2012 A-RSA-1 (D/NR)(i)
1,905,000	4.800	07/01/2029	1,504,950
14,720,000	5.000	07/01/2042	11,739,200

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)(i)
$715,000	7.250%	07/01/2030	$592,556
5,210,000	7.000	07/01/2033	4,285,225
6,190,000	7.000	07/01/2040	5,091,275
Puerto Rico Electric Power Authority RB Series 2016 A4-RSA-1 (NR/NR)(i)
747,236	10.000	07/01/2019	636,085
Puerto Rico Electric Power Authority RB Series 2016 B4-RSA-1 (NR/NR)(i)
747,235	10.000	07/01/2019	636,084
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)(i)
5,036,850	10.000	01/01/2021	4,470,204
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)(i)
5,036,850	10.000	07/01/2021	4,470,204
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)(i)
1,678,950	10.000	01/01/2022	1,490,068
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)(i)
1,678,950	10.000	07/01/2022	1,490,068
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
830,000	5.250	07/01/2035	897,678
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
3,410,000	5.250	07/01/2031	3,732,143
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
265,000	5.250	07/01/2034	299,410
960,000	5.250	07/01/2036	1,081,613
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
510,000	5.250	07/01/2033	552,672
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
4,920,000	4.750	07/01/2038	4,985,338
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(b)
4,785,000	0.000	07/01/2034	2,297,039
3,750,000	0.000	07/01/2035	1,694,400
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (NR/Ca)(i)
1,000,000	6.125	07/01/2023	876,250
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(b)
1,796,000	0.000	07/01/2024	1,567,244
6,880,000	0.000	07/01/2027	5,475,104
4,736,000	0.000	07/01/2029	3,514,917
4,301,000	0.000	07/01/2031	2,959,174
10,295,000	0.000	07/01/2033	6,480,908
76,371,000	0.000	07/01/2046	20,252,062
39,344,000	0.000	07/01/2051	7,626,441

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
116,152,000	4.329	07/01/2040	117,891,957
562,000	4.536	07/01/2053	573,240
8,663,000	4.784	07/01/2058	8,988,642
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	4,207,797
3,447,000	4.550	07/01/2040	3,554,064
24,351,000	4.750	07/01/2053	25,264,162
56,749,000	5.000	07/01/2058	59,825,931

			497,596,543

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BBB-/NR)(e)
2,500,000	6.000	09/01/2023	2,941,700
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(b)
124,220,000	0.000	06/01/2052	15,423,155

			18,364,855

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,262,000	6.875	11/01/2035	3,272,275
South Carolina Jobs – Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/WR)(e)
4,000,000	6.500	08/01/2021	4,374,960
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (A-/NR)
2,365,000	5.000	11/15/2047	2,720,270
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A/A2)
7,790,000	5.250	12/01/2055	9,021,833

			19,389,338

Tennessee – 0.3%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-2 (BBB+/Baa1)
1,900,000	5.000	08/01/2049	2,245,515
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
5,230,000	4.000	07/01/2040	5,625,336
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A-/Baa1)
1,500,000	5.000	08/15/2042	1,613,085
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (A-/Baa1)(e)
5,500,000	6.500	07/01/2020	5,709,715
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/2040	2,922,925

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
$315,000	5.000%	10/01/2029	$377,367
230,000	5.000	10/01/2034	270,990
375,000	5.000	10/01/2039	435,244
450,000	5.000	10/01/2048	515,880
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(d)
850,000	5.125	06/01/2036	939,709
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
2,000,000	5.375	12/01/2047	2,080,860

			22,736,626

Texas – 5.0%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(d)
825,000	4.250	09/01/2023	833,869
500,000	4.625	09/01/2028	513,550
2,160,000	5.125	09/01/2038	2,244,478
2,580,000	5.250	09/01/2047	2,682,245
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)(e)
3,250,000	6.200	07/01/2020	3,365,732
Board of Managers, Joint Guadalupe County – City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/2035	2,186,496
2,435,000	5.000	12/01/2040	2,625,612
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (A-/Baa1)
3,900,000	5.000	01/01/2045	4,416,399
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
1,600,000	5.000	01/01/2040	1,842,464
2,465,000	5.000	01/01/2046	2,812,097
City of Anna Special Assessment Bond for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(d)
2,190,000	6.500	09/01/2048	2,300,836
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
15,000,000	5.000	11/15/2048	18,254,400
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(d)
6,000,000	5.125	11/01/2033	6,389,580
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(d)
400,000	5.500	09/01/2046	426,368
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,198,755
1,700,000	5.750	09/01/2047	1,810,857

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(d)
2,380,000	4.250	09/01/2049	2,348,156
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,860,000	7.500	09/01/2045	4,205,509
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,790,000	6.250	09/01/2045	1,892,710
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(d)
1,360,000	4.250	08/15/2049	1,372,634
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(d)
910,000	4.350	08/15/2039	926,507
1,920,000	4.500	08/15/2048	1,954,714
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
2,000,000	5.000	09/01/2047	2,110,840
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases #13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,439,567
1,175,000	5.000	09/01/2044	1,242,563
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
2,235,000	4.500	09/01/2032	2,503,625
4,715,000	4.500	09/01/2038	5,194,421
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(d)
1,200,000	4.375	09/01/2049	1,209,096
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(d)
1,405,000	4.625	09/01/2039	1,451,239
900,000	4.750	09/01/2044	929,439
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(d)
1,225,000	4.875	09/01/2044	1,245,678
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(d)
580,000	4.250	09/15/2039	573,829
945,000	4.500	09/15/2049	940,360
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(d)
850,000	5.000	09/15/2049	846,056

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(d)
$785,000	4.250%	09/15/2039	$804,209
1,240,000	4.375	09/15/2049	1,264,564
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(d)
1,155,000	5.750	09/15/2039	1,180,422
2,055,000	6.000	09/15/2049	2,099,696
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(d)
2,405,000	5.875	09/15/2039	2,457,621
5,000,000	5.125	09/15/2048	5,113,350
3,830,000	6.125	09/15/2048	3,912,805
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(d)
1,355,000	4.125	09/01/2048	1,397,290
1,470,000	4.500	09/01/2048	1,516,143
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(d)
2,465,000	4.875	09/01/2048	2,593,698
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(d)
500,000	4.375	09/01/2049	511,505
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	416,916
835,000	5.000	09/01/2049	870,095
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(d)
905,000	4.500	09/01/2039	897,914
1,185,000	5.500	09/01/2039	1,176,444
1,490,000	4.750	09/01/2049	1,475,845
2,140,000	5.750	09/01/2049	2,121,767
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
360,000	4.500	09/01/2023	363,874
780,000	5.000	09/01/2028	800,912
1,935,000	5.600	09/01/2038	2,009,130
2,550,000	5.700	09/01/2047	2,649,118
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(d)
3,250,000	5.000	04/01/2032	3,458,975
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
275,000	3.750	08/15/2024	278,418
350,000	4.000	08/15/2029	360,325
1,150,000	4.500	08/15/2035	1,194,275
875,000	5.000	08/15/2044	918,409
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,545,000	4.750	05/01/2038	1,633,111
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,685,000	4.750	11/01/2042	6,000,915

Municipal Bonds – (continued)
Texas – (continued)
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(d)
1,575,000	5.000	09/01/2027	1,685,297
895,000	5.000	09/01/2032	939,070
1,315,000	5.125	09/01/2037	1,370,940
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
15,140,000	0.000	10/01/2046	16,075,046
11,100,000	0.000	10/01/2047	11,765,334
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,850,000	5.500	04/01/2053	13,371,777
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(f)(g)
4,000,000	1.300	10/07/2019	4,000,000
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BBB-/NR)(e)
3,030,000	7.000	01/01/2023	3,561,432
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(c)
23,855,000	(3 Mo. LIBOR + 0.67%), 2.120	08/15/2035	22,465,208
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(d)
1,340,000	4.500	09/01/2039	1,365,741
1,800,000	4.750	09/01/2049	1,841,400
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	638,530
510,000	3.875	09/01/2037	547,495
955,000	4.000	09/01/2047	1,022,223
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
15,835,000	5.000	07/15/2028	19,000,258
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB/Ba3)
10,000,000	6.625	07/15/2038	10,735,700
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB/Ba3)
9,250,000	5.000	07/01/2029	10,366,197
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB/NR)
9,250,000	5.000	07/15/2035	10,360,925
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,950,000	5.000	12/01/2045	2,095,665
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(d)
510,000	4.500	09/01/2023	515,921
785,000	5.000	09/01/2028	809,351

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(d) – (continued)
$1,170,000	5.375%		09/01/2038		$1,221,293
1,930,000	5.125		09/01/2047		2,016,985
1,500,000	5.500		09/01/2047		1,566,510
Lower Neches Valley Authority Industrial Development Corp. RB for Exxon Capital Ventures, Inc. Series 2011 (Exxon Mobil Corp. (AA+/Aaa)(f)(g)
3,000,000	1.380		10/07/2019		3,000,000
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(d)
17,350,000	4.625		10/01/2031		18,842,621
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,850,000	5.000		09/15/2043		2,055,442
2,800,000	5.000		09/15/2048		3,103,072
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(d)
1,465,000	5.000		08/15/2051		1,607,559
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BB/B2)
335,000	5.000		04/01/2031		354,001
300,000	5.000		04/01/2036		313,176
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
1,000,000	5.000		04/01/2047		1,083,890
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750		04/01/2046		1,416,412
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
8,500,000	5.000		01/01/2048		9,999,315
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
3,000,000	5.000		01/01/2039		3,505,950
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750		09/15/2036		176,871
460,000	6.000		09/15/2046		465,124
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(d)
825,000	4.125		09/15/2039		819,992
1,445,000	4.375		09/15/2049		1,434,235
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000		05/15/2045		7,920,135
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(c)
7,200,000	(3 Mo. LIBOR + 0.70%), 2.119		12/15/2026		7,173,360

Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
17,465,000		6.250		12/15/2026		20,375,018
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
3,900,000		5.000		12/31/2050		4,348,461
3,900,000		5.000		12/31/2055		4,336,722
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000		6.875		12/31/2039		7,606,050
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (NR/Baa3)
5,000,000		6.750		06/30/2043		5,819,950
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
5,585,000		5.000		06/30/2058		6,517,360
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
7,850,000		5.000		08/15/2042		8,787,290
Texas Water Development Board RB for Water Implementation Series 2018 B (AAA/NR)
14,145,000		5.000		04/15/2049		17,310,085
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(d)
1,353,000		5.875		09/01/2047		1,441,757
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(d)
1,400,000		5.000		09/01/2047		1,444,240
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
187,000		4.000		12/01/2021		193,147
500,000		4.000		12/01/2027		514,820
1,545,000		4.750		12/01/2035		1,623,439

						418,696,219

Utah – 0.3%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
10,605,000		7.100		08/15/2023		11,487,972
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A+/A2)
6,000,000		5.000		07/01/2036		7,311,600
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
6,000,000		5.000		07/01/2047		7,040,340

						25,839,912

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000		5.000		05/01/2047		1,099,090

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – 0.5%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
$10,775,000	5.000%	10/01/2025	$10,810,234
7,910,000	5.000	10/01/2029	7,940,849
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
6,080,000	5.000	10/01/2032	6,094,410
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
9,850,000	5.000	10/01/2039	9,732,982
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (AA/A2)
3,515,000	5.000	10/01/2039	3,887,555
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa3)
2,000,000	6.000	10/01/2039	1,999,920

			40,465,950

Virginia – 1.3%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB+/NR)
2,700,000	5.000	10/01/2045	3,006,531
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
1,830,000	6.250	03/01/2021	1,922,616
2,000,000	6.625	03/01/2026	2,106,700
7,000,000	6.875	03/01/2036	7,383,530
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
11,680,000	6.706	06/01/2046	11,228,218
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(b)
236,845,000	0.000	06/01/2047	27,405,335
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC/NR)(b)
34,250,000	0.000	06/01/2047	3,610,978
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
3,950,000	5.000	12/31/2052	4,536,259
22,780,000	5.000	12/31/2056	26,076,038
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
3,900,000	5.000	07/01/2034	4,176,237
13,650,000	5.000	01/01/2040	14,548,170
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(d)(f)(g)
1,000,000	5.000	07/01/2038	1,066,680

			107,067,292

Washington – 1.6%
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax RB Series 2016 S-1 (AAA/Aa1)
10,000,000	5.000	11/01/2046	14,985,200

Municipal Bonds – (continued)
Washington – (continued)
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/2035	4,161,480
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,790,000	5.000	08/01/2049	4,479,211
Washington State Convention Center Public Facilities District RB Series 2018 (A-/A1)
5,500,000	5.000	07/01/2058	6,491,760
Washington State Convention Center Public Facilities District RB Series 2018 (AA-/Aa3)
16,450,000	5.000	07/01/2048	19,780,961
37,700,000	4.000	07/01/2058	40,809,873
30,975,000	5.000	07/01/2058	36,746,262
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(d)
1,350,000	5.000	01/01/2049	1,472,715
3,800,000	5.000	01/01/2055	4,116,768

			133,044,230

West Virginia – 0.4%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB/NR)
955,000	3.000	03/01/2035	956,585
2,685,000	3.000	03/01/2037	2,647,222
2,685,000	3.250	03/01/2041	2,680,597
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. – Amos Project Series 2010 A (A-/Baa1)
4,750,000	5.375	12/01/2038	4,939,430
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
5,170,000	5.000	01/01/2043	6,101,944
13,000,000	4.125	01/01/2047	13,929,370
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
1,650,000	5.000	09/01/2038	2,009,518
1,525,000	5.000	09/01/2039	1,852,723

			35,117,389

Wisconsin – 0.4%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (AA/A2)
900,000	5.000	07/01/2044	1,060,794
2,350,000	4.125	07/01/2049	2,564,719
1,300,000	5.000	07/01/2054	1,517,854
1,600,000	5.000	07/01/2058	1,822,864
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(d)
305,000	4.000	06/15/2029	318,853
385,000	5.000	06/15/2039	411,268

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(d) – (continued)
$495,000	5.000%	06/15/2049	$524,720
430,000	5.000	06/15/2054	452,584
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB/Baa3)
5,900,000	4.300	11/01/2030	6,282,202
Public Finance Authority Minnesota College of Osteopathic Medicine Senior RB Series 2019 A-1 (CC/NR)(d)
1,380,000	5.500	12/01/2048	1,360,404
Public Finance Authority Minnesota College of Osteopathic Medicine Senior Taxable RB Series 2019 A-2 (CC/NR)(d)
2,800,000	7.250	12/01/2048	2,766,904
Public Finance Authority of Waste Disposal RB Refunding Series 2016 A-4 (AMT) (A-/NR)(f)(g)
7,000,000	2.000	06/01/2021	7,044,100
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
2,600,000	5.200	12/01/2037	3,037,840
1,525,000	5.350	12/01/2045	1,776,076
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
575,000	5.000	11/15/2044	661,359
765,000	5.000	11/15/2049	877,226
Public Finance Authority Student Housing RB for CHF- Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,577,080

			36,056,847

Wyoming – 0.4%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
32,340,000	3.625	07/15/2039	34,629,349

TOTAL MUNICIPAL BONDS
(Cost $7,458,996,864)			$8,217,289,329

Corporate Bonds – 0.3%
Health Care Equipment & Services – 0.3%
Catholic Health Initiatives
$1,293,000	4.350%	11/01/2042	$1,385,923
Prime Healthcare Foundation, Inc. Series B
16,525,000	7.000	12/01/2027	20,153,633

			21,539,556

TOTAL CORPORATE BONDS
(Cost $17,409,331)			$21,539,556

TOTAL INVESTMENTS – 98.1%
(Cost $7,476,406,195)			$8,238,828,885

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			158,961,473

NET ASSETS – 100.0%			$8,397,790,358

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2019.

(g)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	When-issued security.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investment Abbreviations:
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BAM	—Build America Mutual Assurance Co.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CA MTG INS	—Insured by California Mortgage Insurance
COMWLTH GTD	—Commonwealth Guaranteed
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
Mo.	—Month
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PILOT	—Payment in Lieu of Taxes
Q-SBLF	—Qualified School Board Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SIFMA	—The Securities Industry and Financial Markets Association
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
USD	—United States Dollar
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.160%	Bank of America NA	03/20/2023	USD 4,000	$114,476	$(68,841)	$183,317
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.700	0.080	JPMorgan Chase Bank NA	06/20/2021	10,000	282,642	—	282,642
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.160		03/20/2023	9,000	257,573	(154,891)	412,464
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.190		09/20/2023	15,000	474,110	(277,373)	751,483
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.830	1.040		06/20/2021	10,000	137,334	—	137,334
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.200	Morgan Stanley Co., Inc.	12/20/2023	10,000	330,693	(119,639)	450,332
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	1.530		12/20/2023	10,000	(196,229)	(323,837)	127,608

TOTAL						$1,400,599	$(944,581	$2,345,180

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
2.250%	3 Month LIBOR	12/21/2041	USD 169,400		$(18,522,197)	$(9,957,323)	$(8,564,874)
1.750	3 Month LIBOR	12/18/2049	391,720	(b)	(3,771,542)	8,784,864	(12,556,406)

TOTAL					$(22,293,739)	$(1,172,459)	$(21,121,280)

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.9%
Alabama – 1.6%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (AA/Aa1)
$3,385,000	5.000%	05/01/2023	$3,819,499
Auburn University General Fee RB Series 2011 A (AA-/Aa2)(a)
35,365,000	5.000	06/01/2021	37,553,740
Black Belt Energy Gas District RB Project No. 4 Series 2019 A-1 (A/A3)(b)(c)
20,000,000	4.000	12/01/2025	22,325,800
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
160,000	3.000	10/01/2019	160,000
75,000	4.000	10/01/2020	76,518
85,000	4.000	10/01/2021	88,418
85,000	4.000	10/01/2022	90,073
Huntsville Health Care Authority RB Series 2010 A (NR/A1)(a)
7,470,000	5.500	06/01/2020	7,672,512
Industrial Development Board PCRB for Alabama Power Company Barry Plant Project RMKT 03/20/17 Series 2007 A (A/A1)(b)(c)
6,000,000	1.850	03/24/2020	6,006,540
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
3,000,000	5.000	09/15/2021	3,206,700
1,200,000	5.000	09/15/2022	1,322,676
2,000,000	5.000	09/15/2023	2,267,460
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,300,000	5.000	10/01/2021	1,383,694
1,745,000	5.000	10/01/2022	1,910,932
Prattville Industrial Development Board RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	225,301
Prattville Industrial Development Board Recovery Zone Facility RB Refunding for International Paper Company Series 2019 C (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	225,301
Selma Industrial Development Board Gulf Opportunity Zone RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(b)(c)
1,875,000	2.000	10/01/2024	1,877,513
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(b)
	(1 Mo. LIBOR + 0.85%),
25,000,000	2.211	06/01/2024	24,840,000

			115,052,677

Alaska – 0.1%
Borough of North Slope GO Bonds for General Purpose Series 2018 A (AA/Aa2)
1,055,000	5.000	06/30/2021	1,122,847
1,000,000	5.000	06/30/2023	1,063,720
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/A2)
705,000	4.625	06/01/2023	706,114
State of Alaska International Airports System RB Refunding Series 2010 A (AMT) (A+/A1)
1,100,000	5.000	10/01/2023	1,137,081

			4,029,762

Municipal Bonds – (continued)
Arizona – 2.4%
Arizona Department of Transportation State Highway RB Series 2013 A (AA+/Aa2)
14,250,000	5.000	07/01/2023	15,684,405
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
	(3 Mo. LIBOR + 0.81%),
59,270,000	2.216	01/01/2037	58,020,588
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
170,000	5.000	11/01/2020	176,819
250,000	5.000	11/01/2021	267,760
250,000	5.000	11/01/2022	275,673
505,000	5.000	11/01/2023	571,837
395,000	5.000	11/01/2024	458,729
340,000	5.000	11/01/2025	404,848
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BBB+/NR)
675,000	5.000	01/01/2022	721,751
600,000	5.000	01/01/2023	657,618
575,000	5.000	01/01/2024	644,506
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BBB/NR)
485,000	5.000	01/01/2022	515,827
505,000	5.000	01/01/2023	549,334
560,000	5.000	01/01/2024	621,656
Arizona School Facilities Board COPS Refunding Series 2015 A (AA-/Aa3)
8,000,000	5.000	09/01/2020	8,270,960
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
5,820,000	5.000	07/01/2021	6,192,771
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(b)(c)
9,365,000	5.000	06/03/2024	10,746,618
City of Phoenix Civic Improvement Corporation RB Refunding Junior Lien Series 2010 A (A+/A1)(a)
24,365,000	5.000	07/01/2020	25,036,499
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (A+/A1)(a)
5,000,000	5.000	07/01/2020	5,137,800
County of Pinal RB Refunding Series 2014 (AA-/NR)
2,465,000	5.000	08/01/2021	2,631,264
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
3,000,000	4.000	07/01/2020	3,062,250
3,400,000	4.000	07/01/2021	3,562,860
1,665,000	5.000	07/01/2022	1,831,167
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
9,505,000	5.000	07/01/2021	10,122,350
16,400,000	5.000	07/01/2023	18,631,384

			174,797,274

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – 0.2%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)(e)
$250,000	5.000%	08/01/2021	$263,842
250,000	5.000	08/01/2022	271,278
235,000	5.000	08/01/2023	261,609
400,000	5.000	08/01/2024	455,904
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ST AID WITHHLDG) (NR/Aa2)
1,295,000	3.000	02/01/2021	1,323,244
1,950,000	3.000	02/01/2022	2,024,529
1,510,000	3.000	02/01/2023	1,584,564
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,075,000	3.000	10/01/2020	1,093,264
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
6,050,000	3.000	02/01/2021	6,181,951
Springdale Arkansas Sales and Use Tax RB Series 2012 (A+/NR)
720,000	2.000	11/01/2019	720,367

			14,180,552

California – 6.6%
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/Baa2)(f)
255,000	0.000	10/01/2020	249,719
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/WR)(f)
745,000	0.000	10/01/2019	745,000
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (AAA/WR)(a)(f)
9,420,000	0.000	10/01/2019	9,420,000
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (NR/Aaa)(a)(f)
12,325,000	0.000	10/01/2020	12,167,979
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
500,000	5.000	05/01/2021	530,140
335,000	5.000	05/01/2022	366,269
300,000	5.000	05/01/2023	338,058
265,000	5.000	05/01/2024	307,580
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(b)
10,000,000	(SIFMA Municipal Swap Index Yield + 0.90%), 2.390	05/01/2023	10,184,000
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(b)
7,000,000	(SIFMA Municipal Swap Index Yield + 0.90%), 2.390	05/01/2023	7,128,800

Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(b)
15,000,000	(SIFMA Municipal Swap Index Yield + 1.25%), 2.740	04/01/2027	15,681,750
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 C (AA/Aa3)(b)(c)
11,175,000	2.100	04/01/2022	11,366,763
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
255,000	5.000	05/01/2021	268,242
1,000,000	5.000	05/01/2023	1,109,810
535,000	5.000	05/01/2024	607,701
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Project Series 2013 A-1 (AAA/Aaa)(b)
	(1 Mo. LIBOR + 0.33%),
20,000,000	1.752	04/01/2022	20,009,000
California Municipal Finance Authority RB for Anaheim Electric System Distribution Facilities 2nd Lien Qualified Obligations Series 2015 (A+/NR)(b)
10,000,000	(SIFMA Municipal Swap Index Yield + 0.35%), 1.840	12/01/2020	10,005,000
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,100,000	5.000	02/01/2020	1,113,398
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
325,000	5.000	10/01/2020	336,381
250,000	5.000	10/01/2021	267,218
250,000	5.000	10/01/2022	275,315
225,000	5.000	10/01/2023	254,666
275,000	5.000	10/01/2024	319,261
275,000	5.000	10/01/2025	326,799
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/WR)
550,000	5.000	10/01/2019	550,000
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
150,000	3.000	06/01/2020	151,430
100,000	4.000	06/01/2022	106,099
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa3)(b)
15,000,000	(SIFMA Municipal Swap Index Yield + 0.38%), 1.870	12/01/2022	15,020,100
California State Various Purpose GO Bonds Series 2011 (AA-/WR)
5,070,000	5.000	10/01/2019	5,070,000
California Statewide Communities Development Authority RB for Irvine East Campus Apartments, CHF-Irvine LLC Series 2017 (NR/Baa1)
1,545,000	5.000	05/15/2021	1,634,857

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (BBB+/NR)
$250,000		5.000%		01/01/2020		$252,100
300,000		5.000		01/01/2021		312,561
500,000		5.000		01/01/2022		537,270
500,000		5.000		01/01/2023		552,675
California Statewide Communities Development Authority RB Refunding for Irvine East Campus Apartments, CHF-Irvine LLC Series 2016 (NR/Baa1)
1,150,000		5.000		05/15/2020		1,175,714
1,250,000		5.000		05/15/2021		1,322,700
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (AA-/NR)(f)
2,000,000		0.000		08/01/2023		1,905,980
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
6,000,000		5.000		06/01/2020		6,142,980
5,000,000		5.000		06/01/2021		5,292,350
6,000,000		5.000		06/01/2022		6,538,680
6,000,000		5.000		06/01/2023		6,704,820
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB/NR)
13,910,000		3.500		06/01/2036		14,159,685
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (A-/NR)
1,875,000		3.678		06/01/2038		1,952,550
Irvine City Limited Obligation Improvement Bond Reassessment District No. 15-2 Series 2015 (NR/NR)
725,000		4.000		09/02/2020		741,835
775,000		5.000		09/02/2021		826,429
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000		5.000		09/01/2022		1,934,705
1,135,000		5.000		09/01/2023		1,278,316
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000		4.000		09/01/2023		649,320
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000		4.000		09/01/2023		562,744
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000		3.000		09/01/2022		263,657
415,000		4.000		09/01/2023		449,113
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000		5.000		09/01/2020		1,279,127
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
785,000		5.000		09/01/2021		834,329
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
27,900,000		5.720		05/01/2027		34,221,861

Municipal Bonds – (continued)
California – (continued)
Los Angeles Unified School District GO Bonds Series KRY 2010 CA (A+/Aa3)
29,145,000	5.250		07/01/2028		29,995,451
Mizuho Floater & Residual Trust Special Tax Series 2019-MIZ9003 (NR/A1)(b)(c)(g)
24,960,000	1.660		10/14/2019		24,960,000
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
730,000	4.000		09/01/2020		748,783
650,000	4.000		09/01/2021		685,087
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(d)
	(3 Mo. LIBOR + 0.72%),
10,855,000	2.126		07/01/2027		10,664,603
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
380,000	4.000		09/01/2022		401,402
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
1,000,000	4.000		09/01/2020		1,023,700
675,000	5.000		09/01/2021		719,793
800,000	5.000		09/01/2022		876,944
1,835,000	5.000		09/01/2023		2,062,522
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(d)
	(3 Mo. LIBOR + 0.53%),
47,675,000	1.962		12/01/2035		45,737,965
San Diego Community College District GO Bonds for Election of 2006 Series 2013 (AAA/Aaa)(h)
42,470,000	0.000		08/01/2041		23,107,502
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A+/A1)
6,250,000	5.000		05/01/2026		6,823,313
State of California GO Bonds for General Obligation High Speed Train Series 2017 A (AA-/Aa3)
12,400,000	2.367		04/01/2022		12,556,612
State of California GO Unlimited Various Purpose Bonds Series 2019 A (AA-/Aa3)
29,705,000	2.350		04/01/2022		30,067,995
State of California Various Purpose GO Bonds for Bid Group A Series 2018 (AA-/Aa3)
52,000,000	5.000		10/01/2022		57,880,680
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (BB+/Baa2)
820,000	4.750		06/01/2023		824,567
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(d)
	(3 Mo. LIBOR + 0.61%),
3,500,000	2.056		05/15/2030		3,468,955
	(3 Mo. LIBOR + 0.74%),
15,000,000	2.190		05/15/2043		13,994,250

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
California – (continued)
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/Aa3)(f)
$1,775,000		0.000%		08/01/2020		$1,754,410

						484,157,370

Colorado – 2.0%
City of Boulder Water & Sewer RB Refunding Series 2012 (AAA/Aa1)
1,000,000		5.000		12/01/2020		1,043,180
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (A/A2)
1,000,000		5.000		09/01/2020		1,031,640
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2013 A (BBB+/Baa1)(a)
2,775,000		5.250		01/01/2023		3,113,883
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2019 B-1 (BBB+/Baa1)(b)(c)
8,275,000		5.000		08/01/2025		9,617,784
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
3,890,000		5.000		08/01/2025		4,573,006
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,995,000		5.000		08/01/2025		4,696,442
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (A-/NR)
1,000,000		5.000		12/01/2020		1,038,720
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (ETM) (BBB+/NR)(a)
400,000		5.000		06/01/2020		409,800
700,000		5.000		06/01/2021		742,721
500,000		5.000		06/01/2022		548,550
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
965,000		5.000		01/01/2022		1,043,522
795,000		5.000		01/01/2023		886,695
1,500,000		5.000		01/01/2024		1,721,385
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (AA+/Aa1)(a)
24,390,000		5.000		12/01/2022		27,226,313
Denver City & County School District No. 1 GO Refunding Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)(a)
4,060,000		5.000		12/01/2021		4,385,775
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(g)
2,000,000		5.000		12/01/2019		2,011,120
2,415,000		5.000		12/01/2020		2,508,799
4,110,000		5.000		12/01/2021		4,402,468
4,315,000		5.000		12/01/2022		4,744,342

Municipal Bonds – (continued)
Colorado – (continued)
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(g) – (continued)
4,530,000	5.000		12/01/2023		5,109,976
4,760,000	5.000		12/01/2024		5,496,372
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(d)
	(3 Mo. LIBOR + 1.10%),
16,000,000	2.530		12/01/2033		15,998,720
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
110,000	5.000		12/01/2020		114,273
220,000	5.000		12/01/2021		235,655
300,000	5.000		12/01/2022		329,850
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA/Aa2)(a)
5,925,000	4.000		12/15/2022		6,436,861
12,040,000	5.000		12/15/2022		13,456,987
University of Colorado Enterprise System RB Refunding Series 2019 A-2 (AA+/Aa1)
5,610,000	1.780		06/01/2024		5,594,180
University of Colorado Hospital Authority RB Series 2017 C-1 (AA/Aa3)(b)(c)
6,360,000	4.000		03/01/2020		6,367,950
University of Colorado Hospital Authority RB Series 2017 C-2 (AA/Aa3)(b)(c)
7,230,000	5.000		03/01/2022		7,712,747

					142,599,716

Connecticut – 2.9%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
1,250,000	5.000		08/01/2021		1,319,825
1,000,000	5.000		08/01/2023		1,109,250
920,000	5.000		08/01/2024		1,044,136
600,000	5.000		08/01/2025		694,908
Connecticut State GO Bonds Series 2013 A (A/A1)
5,215,000	5.000		10/15/2023		5,933,053
Connecticut State GO Bonds Series 2015 C (A/A1)(d)
10,000,000	(SIFMA Municipal Swap Index Yield + 0.80%), 2.290		06/15/2020		10,040,900
Connecticut State GO Bonds Series 2015 F (A/A1)
6,615,000	5.000		11/15/2021		7,116,549
5,685,000	5.000		11/15/2022		6,305,234
4,460,000	5.000		11/15/2023		5,086,229
Connecticut State GO Bonds Series 2017 A (A/A1)
1,705,000	5.000		04/15/2022		1,856,984
Connecticut State GO Refunding Bonds Series 2010 D (A/A1)
7,500,000	5.000		10/01/2022		7,761,150
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
18,110,000	3.000		04/15/2022		18,825,164
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(b)(c)
2,880,000	1.800		07/01/2024		2,914,762
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-1 (AAA/Aaa)(b)(c)
6,000,000	1.040		10/07/2019		6,000,000

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(b)(c)
$2,670,000	1.050%	10/07/2019	$2,670,000
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(b)(c)
11,260,000	1.800	02/09/2021	11,329,136
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2017 T-2 (AAA/Aaa)(b)(c)
2,440,000	1.650	02/03/2020	2,442,586
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 B-1 (AAA/Aaa)(b)(c)
4,925,000	5.000	07/01/2020	5,059,206
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(b)(c)
62,750,000	5.000	02/01/2023	70,151,363
Connecticut State Health & Educational Facilities Authority Yale University Issue RB Series 2019 U-1 (AAA/Aaa)(b)(c)
13,300,000	2.000	02/08/2022	13,502,027
New Haven GO Refunding Bonds Series 2015 B (ETM) (BAM) (AA/Baa1)(a)
6,115,000	5.000	08/15/2021	6,533,816
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bond Series 2010 B (A+/A1)
3,780,000	4.576	11/01/2022	4,049,703
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2011 B (A+/A1)
5,035,000	3.000	12/01/2022	5,208,456
Town of Fairfield GO Bonds Series 2019 (SP-1+/MIG1)
3,435,000	3.000	07/10/2020	3,479,586
University of Connecticut GO Bonds Series 2015 A (A+/A1)
8,640,000	5.000	02/15/2021	9,067,507
West Haven GO Bonds Series 2017 A (BBB/Baa3)
300,000	3.000	11/01/2019	300,090
400,000	4.000	11/01/2020	405,492
400,000	4.000	11/01/2021	410,216
415,000	5.000	11/01/2022	442,369
400,000	5.000	11/01/2023	433,000
West Haven GO Bonds Series 2017 B (BBB/Baa3)
200,000	3.000	11/01/2019	200,060
390,000	4.000	11/01/2020	395,355
790,000	5.000	11/01/2022	842,100

			212,930,212

Delaware – 0.6%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
475,000	5.000	06/01/2023	527,065
305,000	5.000	06/01/2024	346,278
Delaware State GO Bonds Series 2014 (AAA/Aaa)(a)
15,000,000	5.000	03/01/2022	16,321,950
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
3,250,000	5.000	02/01/2021	3,412,467
3,500,000	5.000	02/01/2022	3,803,975
1,750,000	5.000	02/01/2023	1,965,548
State of Delaware GO Unlimited Bonds Series 2014 (AAA/Aaa)(a)
14,800,000	4.000	03/01/2022	15,753,712

			42,130,995

Municipal Bonds – (continued)
District of Columbia – 0.2%
District of Columbia RB for National Public Radio, Inc. Series 2010 A (A+/A2)(a)
3,205,000	5.000	04/01/2020	3,262,305
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
4,100,000	5.000	10/01/2029	4,503,768
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (AA-/Aa3)
4,750,000	5.000	10/01/2020	4,915,395

			12,681,468

Florida – 4.1%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
325,000	2.000	05/01/2020	325,429
335,000	2.250	05/01/2021	336,779
340,000	2.250	05/01/2022	341,873
350,000	2.500	05/01/2023	354,344
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,085,000	2.000	05/01/2020	1,086,552
1,110,000	2.125	05/01/2021	1,114,551
1,135,000	2.250	05/01/2022	1,145,544
1,160,000	2.500	05/01/2023	1,182,852
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
165,000	2.000	05/01/2020	165,541
170,000	2.000	05/01/2021	171,277
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
600,000	2.600	05/01/2020	603,972
610,000	3.000	05/01/2021	623,689
495,000	3.125	05/01/2022	513,374
500,000	3.250	05/01/2023	525,420
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
125,000	2.250	05/01/2020	125,582
130,000	2.250	05/01/2021	131,522
135,000	2.250	05/01/2022	137,074
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
285,000	3.500	05/01/2020	288,064
295,000	3.500	05/01/2021	303,213
305,000	3.500	05/01/2022	318,017
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (A-/NR)
180,000	2.000	05/01/2020	180,445
185,000	2.100	05/01/2021	186,330
185,000	2.375	05/01/2022	187,485
190,000	2.500	05/01/2023	193,676
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,070,000	5.000	07/01/2023	2,342,702
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
925,000	1.900	09/01/2020	926,332

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2) – (continued)
$1,165,000	2.125%	09/01/2022	$1,172,701
1,035,000	2.250	09/01/2023	1,048,910
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
81,000	3.500	05/01/2020	81,970
85,000	3.500	05/01/2021	87,676
83,000	3.500	05/01/2022	87,036
87,000	3.500	05/01/2023	92,424
40,000	4.000	05/01/2024	43,818
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
95,000	3.000	11/01/2020	95,971
95,000	3.000	11/01/2021	96,754
100,000	3.000	11/01/2022	102,635
105,000	3.000	11/01/2023	108,038
105,000	3.500	11/01/2024	110,936
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
220,000	2.000	05/01/2020	220,139
225,000	2.250	05/01/2021	226,264
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
195,000	3.250	11/01/2019	195,310
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
830,000	2.000	05/01/2020	830,905
840,000	2.000	05/01/2021	841,470
860,000	2.125	05/01/2022	864,429
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
119,000	2.375	05/01/2020	119,502
122,000	2.625	05/01/2021	123,681
126,000	2.750	05/01/2022	128,845
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (A-/NR)
160,000	3.000	05/01/2024	166,123
Country Walk Community Development District Special Assessment Senior Lien RB Refunding Series 2015 A-1 (A-/NR)
185,000	2.750	05/01/2020	186,535
County of Escambia RB Refunding for International Paper Company, Series 2019 B (BBB/Baa2)(b)(c)
425,000	2.000	10/01/2024	425,569
County of Escambia Solid Waste Disposal System RB for Gulf Power Company First Series 2009 (A/A2)(b)(c)
14,400,000	1.800	11/19/2020	14,428,800
County of Miami-Dade Aviation RB Series 2009 A (NR/A2)(a)
9,200,000	5.500	10/01/2019	9,200,000
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
3,490,000	5.000	07/01/2024	4,078,972
County of Miami-Dade RB for Water & Sewer System Series 2010 (AA-/Aa3)(a)
17,800,000	5.000	10/01/2020	18,463,050

Municipal Bonds – (continued)
Florida – (continued)
County of Orange Sales Tax RB Refunding Series 2012 C (AA+/Aa1)
8,885,000	5.000	01/01/2020	8,966,742
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A/NR)
250,000	3.000	05/01/2020	252,462
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
1,470,000	2.000	05/01/2020	1,471,338
1,505,000	2.125	05/01/2021	1,511,878
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (BBB/NR)
120,000	3.000	05/01/2020	120,924
120,000	3.000	05/01/2021	122,352
125,000	3.000	05/01/2022	128,607
130,000	3.000	05/01/2023	134,662
Florida Department of Management Services COP Refunding Series 2018 A (AA+/Aa1)
7,000,000	5.000	11/01/2019	7,020,370
10,000,000	5.000	11/01/2022	11,125,900
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(g)
300,000	2.625	12/15/2024	300,681
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 B (AMT) (NR/Aaa)(b)(c)
59,000,000	1.900	03/17/2020	59,047,790
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2011 A (AAA/Aaa)
5,860,000	5.000	06/01/2021	6,003,570
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
225,000	2.000	05/01/2020	225,673
230,000	2.000	05/01/2021	231,548
235,000	2.500	05/01/2022	239,848
245,000	2.500	05/01/2023	250,767
245,000	2.500	05/01/2024	250,998
255,000	2.750	05/01/2025	263,823
260,000	3.000	05/01/2026	273,543
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(g)
225,000	3.500	05/01/2020	227,695
235,000	3.500	05/01/2021	242,250
245,000	3.500	05/01/2022	256,407
250,000	3.500	05/01/2023	264,958
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
185,000	4.000	05/01/2020	187,359
190,000	4.000	05/01/2021	196,333
200,000	4.000	05/01/2022	209,086
205,000	4.000	05/01/2023	217,361
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
535,000	2.500	05/01/2020	537,119

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
$285,000	2.250%		05/01/2020		$285,818
290,000	2.250		05/01/2021		291,856
295,000	2.250		05/01/2022		297,369
305,000	2.500		05/01/2023		310,688
315,000	2.750		05/01/2024		324,888
320,000	3.000		05/01/2025		334,233
Lake Frances Community Development District Special Assessment Refunding Series 2018 (BBB-/NR)
71,000	3.000		05/01/2020		71,604
75,000	3.000		05/01/2021		76,683
79,000	3.000		05/01/2022		81,704
82,000	3.000		05/01/2023		85,723
81,000	3.000		05/01/2024		85,295
84,000	3.000		05/01/2025		88,917
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
275,000	3.500		05/01/2020		278,019
290,000	3.500		05/01/2021		298,393
300,000	3.500		05/01/2022		313,347
305,000	3.500		05/01/2023		323,578
320,000	3.500		05/01/2024		343,686
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (A+/Aa3)(g)
2,510,000	5.000		03/01/2020		2,548,378
2,635,000	5.000		03/01/2021		2,758,582
2,770,000	5.000		03/01/2022		2,991,489
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(b)
15,065,000	(SIFMA Municipal Swap Index Yield + 0.80%), 2.290		11/01/2021		15,062,439
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
1,025,000	5.000		01/01/2020		1,033,169
1,000,000	5.000		01/01/2021		1,038,830
1,000,000	5.000		01/01/2022		1,068,570
Orange County School Board COP Series 2012 B (AA/Aa2)(a)
18,775,000	5.000		08/01/2022		20,737,738
Orlando & Orange County Expressway Authority RB Series 2010 C (A+/NR)(a)
12,880,000	5.000		07/01/2020		13,234,973
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,375,000	5.000		04/01/2020		1,397,509
Orlando Utilities Commission, Utility System RB Refunding Series 2017 A (AA/Aa2)(b)(c)
7,340,000	3.000		10/01/2020		7,462,505
7,000,000	5.000		10/01/2020		7,255,080
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
185,000	3.000		11/01/2020		187,427

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR) – (continued)
190,000		3.000		11/01/2021		194,720
195,000		3.000		11/01/2022		202,149
205,000		3.000		11/01/2023		214,028
210,000		3.000		11/01/2024		221,199
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
85,000		3.500		05/01/2021		86,551
85,000		3.500		05/01/2022		87,304
90,000		3.500		05/01/2023		93,320
95,000		3.500		05/01/2024		99,175
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
235,000		3.500		05/01/2023		242,771
245,000		3.500		05/01/2024		254,474
255,000		3.500		05/01/2025		266,042
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
300,000		4.000		05/01/2020		302,937
405,000		4.000		05/01/2021		415,704
420,000		4.000		05/01/2022		437,254
435,000		4.000		05/01/2023		459,077
Reunion East Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
670,000		4.000		05/01/2020		677,491
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
365,000		2.000		05/01/2020		366,237
375,000		2.000		05/01/2021		377,933
385,000		2.500		05/01/2022		393,632
395,000		2.500		05/01/2023		405,266
405,000		2.500		05/01/2024		416,170
415,000		2.750		05/01/2025		430,471
425,000		3.000		05/01/2026		448,477
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
100,000		3.000		05/01/2020		100,974
School District of Broward County COP Series 2012 A (NR/NR)(a)
7,310,000		5.000		07/01/2022		8,031,205
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
390,000		2.250		05/01/2020		390,983
400,000		2.625		05/01/2021		404,384
405,000		2.875		05/01/2022		413,359
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
325,000		2.000		11/01/2019		325,065
330,000		2.250		11/01/2020		331,198
330,000		2.250		11/01/2021		331,953
335,000		2.250		11/01/2022		337,171
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
305,000		2.000		05/01/2020		305,576
100,000		2.000		05/01/2021		100,564
100,000		2.125		05/01/2022		100,994

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR) – (continued)
$100,000	2.375%	05/01/2023	$101,783
100,000	2.500	05/01/2024	102,359
100,000	2.750	05/01/2025	103,781
100,000	3.000	05/01/2026	105,587
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
375,000	4.375	05/01/2021	389,456
390,000	4.500	05/01/2022	414,605
State Board of Administration Finance Corp. RB for Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A (AA/Aa3)
19,000,000	2.995	07/01/2020	19,131,100
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
250,000	2.000	05/01/2020	250,778
255,000	2.250	05/01/2021	255,905
260,000	2.250	05/01/2022	261,695
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
175,000	2.000	05/01/2020	175,544
180,000	2.250	05/01/2021	181,967
185,000	2.250	05/01/2022	187,655
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
980,000	2.000	05/01/2020	981,235
1,000,000	2.125	05/01/2021	1,004,100
1,020,000	2.250	05/01/2022	1,028,190
1,045,000	2.500	05/01/2023	1,064,855
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
115,000	3.500	05/01/2020	116,452
115,000	3.750	05/01/2021	119,031
125,000	3.875	05/01/2022	131,771
125,000	4.000	05/01/2023	131,748
135,000	4.125	05/01/2024	143,305
140,000	4.150	05/01/2025	148,404
145,000	4.250	05/01/2026	154,042
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
125,000	2.600	05/01/2020	125,509
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
160,000	2.000	05/01/2020	160,442
345,000	2.250	05/01/2021	348,177
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A/NR)
240,000	3.000	05/01/2020	242,170
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(g)
305,000	2.500	05/01/2020	306,507
315,000	2.750	05/01/2021	320,002
325,000	3.000	05/01/2022	334,379
335,000	3.100	05/01/2023	348,166

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
655,000	4.500	05/01/2023	691,228
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
335,000	4.000	05/01/2020	339,820
345,000	4.000	05/01/2021	356,606
370,000	4.000	05/01/2022	388,237
390,000	4.000	05/01/2023	415,596
415,000	4.000	05/01/2024	448,528
320,000	4.000	05/01/2025	350,093
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
195,000	2.000	11/01/2019	195,016
200,000	2.250	11/01/2020	200,492
205,000	2.250	11/01/2021	205,672
210,000	2.250	11/01/2022	210,548
215,000	2.500	11/01/2023	217,219
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
390,000	2.375	05/01/2020	392,032
400,000	2.625	05/01/2021	406,516

			300,344,747

Georgia – 5.3%
Bartow County Development Authority RB for Georgia Power Company Plant Bowen Project First Series 2013 (A-/Baa1)(b)(c)
6,360,000	1.550	08/19/2022	6,310,138
Brookhaven Development Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 A (AA+/Aa2)
1,500,000	5.000	07/01/2022	1,648,845
1,580,000	5.000	07/01/2023	1,790,014
1,500,000	5.000	07/01/2024	1,747,875
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/NR)(b)(c)
3,975,000	2.150	06/13/2024	4,015,823
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A-/Baa1)(b)(c)
6,045,000	1.550	08/19/2022	5,992,590
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(b)(c)
2,115,000	2.250	05/25/2023	2,143,299
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(b)(c)
4,000,000	2.925	03/12/2024	4,169,160
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corporation Vogtle Series 2017 F (A-/Baa1)(b)(c)
29,150,000	3.000	02/01/2023	29,833,276

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Georgia – (continued)
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
$575,000	5.000%		12/01/2021		$616,049
500,000	5.000		12/01/2022		550,725
500,000	5.000		12/01/2023		566,380
City of Augusta GO Bonds Series 2016 (NR/Aa2)
12,135,000	5.000		10/01/2020		12,584,602
County of Forsyth GO Sales Tax Bonds Series 2019 (AAA/Aaa)
15,435,000	5.000		09/01/2021		16,532,120
15,810,000	5.000		09/01/2022		17,505,781
16,410,000	5.000		09/01/2023		18,752,035
8,025,000	5.000		09/01/2024		9,449,758
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
25,000,000	4.000		10/01/2021		26,357,000
18,845,000	4.000		10/01/2022		20,352,977
De Kalb Private Hospital Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 B (AA+/Aa2)
1,000,000	5.000		07/01/2023		1,132,920
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
9,265,000	5.000		09/01/2021		9,927,262
Georgia State GO Refunding Bonds Series 2016 E (AAA/Aaa)
21,500,000	5.000		12/01/2022		24,019,585
Georgia State GO Refunding Bonds Series 2016 F (AAA/Aaa)
20,745,000	5.000		07/01/2022		22,862,857
Georgia State Road & Tollway Authority RB Refunding Series 2011 B (AAA/Aaa)
5,445,000	5.000		10/01/2021		5,849,890
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (AA+/Aa1)
3,250,000	5.000		08/01/2021		3,472,268
5,340,000	5.000		08/01/2022		5,891,942
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(b)(c)
38,000,000	4.000		09/01/2023		41,100,800
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
715,000	5.000		05/15/2020		729,550
750,000	5.000		05/15/2021		788,663
1,000,000	5.000		05/15/2022		1,082,050
1,500,000	5.000		05/15/2023		1,665,300
1,500,000	5.000		05/15/2024		1,705,455
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(b)(c)
19,350,000	4.000		12/02/2024		21,784,810
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (AA+/Aa2)
25,580,000	3.000		07/01/2022		26,763,842
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
	(3 Mo. LIBOR + 0.60%),
19,775,000	2.006		10/01/2024		19,616,404
Public Gas Partners Inc., Gas Project RB for Gas Supply Pool No. 1 Series 2009 A (A+/WR)
5,950,000	5.000		10/01/2019		5,950,000

Municipal Bonds – (continued)
Georgia – (continued)
Richmond County Development Authority RB Subordinate Series 1991 C (ETM) (NR/Aaa)(a)(f)
10,130,000		0.000		12/01/2021		9,801,383
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
2,090,000		1.900		08/01/2024		2,095,622
Savannah Economic Development Authority Recovery Zone Facility RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(b)(c)
425,000		2.000		10/01/2024		425,570

						387,584,620

Guam – 0.2%
Guam Government Limited Obligation RB Refunding Section 30 Series 2016 A (BB/NR)
1,500,000		5.000		12/01/2019		1,507,875
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (BB/NR)
900,000		5.000		11/15/2019		903,438
3,775,000		5.000		11/15/2021		4,008,144
Guam Power Authority RB Series 2010 A (BBB/Baa2)(a)
7,495,000		5.500		10/01/2020		7,805,893
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
310,000		5.000		07/01/2021		326,247
500,000		5.000		07/01/2022		540,445
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
400,000		5.000		07/01/2021		420,964
400,000		5.000		07/01/2022		432,356
500,000		5.000		07/01/2023		554,075
400,000		5.000		07/01/2024		453,484
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
800,000		5.000		07/01/2022		866,056
500,000		5.000		07/01/2023		554,840

						18,373,817

Hawaii – 0.7%
County of Maui GO Refunding Bonds Series 2014 (AA+/Aa1)
4,015,000		5.000		06/01/2020		4,114,171
Hawaii Pacific Health RB for Hawaii Pacific Health Obligated Group Series 2010 A (NR/A1)(a)
11,870,000		5.500		07/01/2020		12,235,596
Hawaii State GO Bonds Series 2011 DZ (NR/NR)(a)
3,185,000		5.000		12/01/2021		3,439,864
Hawaii State GO Bonds Series 2013 EH (NR/NR)(a)
6,125,000		5.000		08/01/2023		6,981,397
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa1)
7,545,000		3.000		10/01/2021		7,807,641
Honolulu City & County GO Bonds Refunding Series 2019 J (AA+/Aa1)
7,720,000		1.967		08/01/2025		7,719,923
Honolulu City & County GO Bonds Series 2012 A (AA+/Aa1)(a)
3,620,000		5.000		11/01/2022		4,028,951

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
Honolulu City & County GO Bonds Series 2012 B (AA+/Aa1)
$3,000,000	5.000%	11/01/2022	$3,340,680
Honolulu City & County GO Bonds Series 2017 A (AA+/Aa1)
4,370,000	5.000	09/01/2021	4,680,620

			54,348,843

Illinois – 8.3%
Chicago Illinois Board of Education GO Bonds Series 1999 A (FGIC) (NATL-RE-IBC) (BB-/Baa2)
1,820,000	5.250	12/01/2020	1,888,086
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (BB-/Baa2)(f)
6,595,000	0.000	12/01/2019	6,568,224
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2022	543,145
3,150,000	5.000	12/01/2023	3,502,390
4,100,000	5.000	12/01/2024	4,660,593
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (BBB+/Ba1)(f)
4,645,000	0.000	01/01/2023	4,244,833
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/Baa2)
10,030,000	5.500	01/01/2023	10,706,323
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
4,980,000	5.000	01/01/2023	5,368,639
Chicago Illinois GO Bonds Project and Refunding Series 2009 A (BBB+/Ba1)
5,400,000	5.000	01/01/2022	5,447,250
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,125,000	5.000	01/01/2022	2,243,150
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/Baa2)
4,400,000	5.000	01/01/2030	4,415,972
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,445,000	5.000	01/01/2022	15,597,855
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
1,495,000	5.000	01/01/2020	1,505,420
2,030,000	5.000	01/01/2021	2,120,518
16,000,000	5.000	01/01/2022	16,889,600
14,445,000	5.000	01/01/2023	15,572,288
Chicago Illinois Modern Schools Across Chicago Program GO Bonds Series 2010 A (BBB+/Ba1)
1,080,000	5.000	12/01/2019	1,084,979
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,150,000	5.000	01/01/2021	4,336,625
Chicago Illinois Sales Tax RB Series 2011 A (NR/WR)(a)
5,000,000	5.250	01/01/2022	5,432,400
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (ETM) (BBB-/NR)(a)
1,250,000	5.000	01/01/2021	1,306,538

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A+/NR)
1,000,000	5.000	06/01/2020	1,022,460
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/2021	1,042,050
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
2,050,000	5.000	01/01/2021	2,136,203
1,450,000	5.000	01/01/2022	1,555,415
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
600,000	5.000	01/01/2021	625,230
1,660,000	5.000	01/01/2022	1,780,682
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
2,525,000	5.000	11/01/2020	2,616,582
6,000,000	5.000	11/01/2021	6,409,620
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
2,500,000	5.000	11/01/2019	2,506,775
1,400,000	5.000	11/01/2020	1,450,778
1,000,000	5.000	11/01/2021	1,068,270
Cook County Illinois GO Refunding Bonds Series 2009 C (AA-/A2)
7,460,000	5.000	11/15/2021	7,491,183
Cook County Illinois GO Refunding Bonds Series 2012 C (AA-/A2)
1,500,000	5.000	11/15/2019	1,506,225
1,000,000	4.000	11/15/2020	1,027,520
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
690,000	4.000	12/01/2019	692,753
675,000	4.000	12/01/2020	692,725
710,000	4.000	12/01/2021	744,563
800,000	4.000	12/01/2022	854,320
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (NR/Aaa)
9,000,000	5.000	12/01/2022	10,004,220
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-1 (AA-/Aa2)(b)(c)
7,625,000	1.800	02/13/2020	7,636,743
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA-/Aa2)(b)(c)
6,000,000	1.550	02/13/2020	6,003,840
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
200,000	3.000	12/01/2019	200,238
400,000	4.000	12/01/2020	407,540
425,000	4.000	12/01/2021	439,263
300,000	5.000	12/01/2022	322,929
450,000	5.000	12/01/2023	493,191
Illinois Finance Authority RB for Prairie Power, Inc. Project RMKT 05/08/17 Series 2017 A (A/NR)(b)(c)
6,700,000	1.750	05/06/2020	6,711,256

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Trinity Health Credit Group Series 2011 L (AA-/Aa3)(a)
$7,020,000		5.000%		12/01/2021		$7,559,768
Illinois Finance Authority RB for University of Chicago Medical Center Obligated Group Series 2010 B (A+/Aa1)(b)(c)
6,000,000		1.380		10/07/2019		6,000,000
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,665,000		3.250		05/15/2022		1,682,433
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
255,000		4.000		09/01/2020		259,684
500,000		4.000		09/01/2021		519,155
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(b)(c)
8,385,000		5.000		12/15/2022		9,301,061
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA-/NR)
300,000		5.000		01/01/2020		302,331
500,000		5.000		01/01/2021		519,315
1,000,000		5.000		01/01/2022		1,068,770
1,500,000		5.000		01/01/2023		1,645,500
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
4,180,000		5.000		01/01/2025		4,796,717
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
1,585,000		5.000		03/01/2021		1,647,544
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
3,995,000		5.500		07/01/2024		4,408,882
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
8,600,000		5.000		12/01/2020		8,877,952
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
40,650,000		5.000		11/01/2019		40,747,560
4,750,000		5.000		12/01/2020		4,903,520
9,000,000		5.000		12/01/2021		9,535,680
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
29,505,000		5.000		11/01/2021		31,189,145
21,895,000		5.000		11/01/2022		23,574,128
34,500,000		5.000		11/01/2023		37,764,045
6,625,000		5.000		11/01/2024		7,369,054
25,000,000		5.000		11/01/2025		28,030,750
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
12,500,000		5.000		05/01/2021		13,050,500
Illinois State GO Bonds Series 2018 B (BBB-/Baa3)
5,000,000		5.000		05/01/2021		5,220,200
Illinois State GO Refunding Bonds Series 2009 A (BBB-/Baa3)
16,000,000		4.000		09/01/2020		16,023,040
Illinois State GO Refunding Bonds Series 2010 (BBB-/Baa3)
16,490,000		5.000		01/01/2020		16,609,882
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
1,055,000		5.000		08/01/2021		1,108,657
Illinois State GO Refunding Bonds Series 2013 A (BBB-/Baa3)
2,000,000		5.000		04/01/2021		2,083,540
Illinois State GO Refunding Bonds Series 2016 (BBB-/Baa3)
20,000,000		5.000		02/01/2020		20,192,000

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
26,400,000	5.000		11/01/2020		27,190,416
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 IL (BBB/NR)
12,500,000	5.000		06/15/2021		13,106,750
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
550,000	4.000		06/15/2021		567,545
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (AA-/A1)
2,250,000	5.000		01/01/2023		2,499,863
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
17,325,000	5.500		06/01/2021		18,509,684
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,000,000	5.000		06/01/2022		5,441,550
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,210,000	5.000		03/01/2021		2,316,831
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
3,270,000	5.000		02/01/2023		3,538,859
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
15,000,000	5.000		06/01/2023		16,349,250
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
10,125,000	5.000		12/01/2023		11,151,574
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000		02/01/2023		2,554,039
University of Illinois Board Trustees COP RB Refunding Series 2016 A (A-/A1)
5,550,000	5.000		08/15/2020		5,718,554
5,000,000	5.000		08/15/2021		5,320,400

					601,133,530

Indiana – 0.8%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2008 (A-/A1)(b)(c)
15,000,000	1.850		06/01/2044		15,000,000
Indiana Finance Authority Educational Facilities RB for Indiana University Health, Inc. Obligated Group Series 2011 H (AA/Aa2)(b)(c)
10,590,000	1.650		07/01/2022		10,625,265
Indiana Finance Authority Educational Facilities RB Refunding for Indiana University Health, Inc. Obligated Group Series 2015 B (AA/Aa2)(b)(c)
8,065,000	1.650		07/01/2022		8,091,856
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
855,000	5.000		05/01/2020		872,878
Indiana Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (AA-/NR)
650,000	5.000		03/01/2020		659,477
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(b)
7,625,000	(SIFMA Municipal Swap Index Yield + 0.55%), 2.040		11/01/2023		7,657,483

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date			Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB Series 2005 A-9 (NR/NR)(a)(b)(c)
$95,000	1.375%			10/01/2027		$94,936
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
375,000	5.000			07/15/2020		385,631
465,000	3.000			01/15/2021		474,802
290,000	5.000			07/15/2021		308,665
405,000	3.000			01/15/2022		417,685
200,000	5.000			07/15/2022		219,544
300,000	5.000			01/15/2023		334,416
375,000	3.000			07/15/2023		392,651
Rockport City PCRB Refunding for Indiana Michigan Power Co. Project Series 2009 B (A-/A3)
10,000,000	3.050			06/01/2025		10,614,200

						56,149,489

Iowa – 0.1%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (AA-/A1)
195,000	5.000			02/15/2020		197,553
650,000	5.000			02/15/2021		681,531
600,000	5.000			02/15/2022		649,734
515,000	5.000			02/15/2023		573,545
Iowa Finance Authority State Revolving RB Series 2011 (AAA/Aaa)(a)
5,000,000	5.000			08/01/2021		5,340,100

						7,442,463

Kansas – 0.3%
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
3,000,000	4.000			10/01/2021		3,161,010
State of Kansas Department of Transportation RB Refunding Series 2015 A (AA/Aa2)
15,840,000	2.750			09/01/2023		16,731,158

						19,892,168

Kentucky – 1.8%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(d)
	(3 Mo. LIBOR + 0.53%),
16,650,000	2.040			11/01/2027		16,424,892
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BB+/Baa3)
500,000	5.000			06/01/2020		509,295
1,100,000	5.000			06/01/2021		1,150,292
2,450,000	5.000			06/01/2022		2,627,821
1,000,000	5.000			06/01/2023		1,098,430
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
685,000	5.000			08/01/2025		805,272

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A3)
785,000		4.000			04/01/2020		793,902
775,000		4.000			04/01/2021		800,792
1,210,000		4.000			04/01/2022		1,275,957
13,000,000		4.000	(b)(c)		04/01/2024		14,130,090
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)
660,000		4.000			06/01/2020		669,966
1,085,000		4.000			12/01/2020		1,113,666
1,080,000		4.000			06/01/2021		1,119,927
1,515,000		4.000			12/01/2021		1,587,432
1,765,000		4.000			06/01/2022		1,867,440
2,420,000		4.000			12/01/2022		2,585,867
3,765,000		4.000			06/01/2023		4,054,717
7,385,000		4.000			12/01/2023		8,023,138
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)(a)
3,555,000		5.000			07/01/2022		3,910,820
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (A-/Aa3)
2,940,000		5.000			07/01/2023		3,308,970
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2016 A (A-/Aa3)
950,000		2.000			07/01/2020		953,724
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 A (A/A1)(b)(c)
7,250,000		1.650			06/01/2021		7,274,868
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 B (A/A1)(b)(c)
3,000,000		1.650			06/01/2021		3,010,290
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
3,320,000		5.000			05/15/2030		3,560,169
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 (SP-1+/MIG1)
45,000,000		4.000			11/01/2019		45,095,850

							127,753,587

Louisiana – 0.7%
City of Shreveport Louisiana Water and Sewer RB Refunding Series 2014 A (BAM) (AA/A3)
3,000,000		5.000			12/01/2019		3,017,490
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
735,000		2.250			10/01/2021		745,657
850,000		5.000			10/01/2021		908,667
800,000		2.500			10/01/2022		823,112
950,000		5.000			10/01/2022		1,046,786

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2015 (NR/A3)
$300,000	4.000%	05/15/2020	$304,473
Louisiana State GO Bonds Series 2011 A (NR/Aa3)(a)
6,000,000	5.000	09/01/2020	6,202,080
Louisiana State GO Bonds Series 2012 A (AA-/Aa3)
5,000,000	5.000	08/01/2022	5,500,650
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB/Baa3)(b)(c)
12,160,000	2.000	04/01/2023	12,185,293
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB/Baa3)(b)(c)
16,650,000	2.100	07/01/2024	16,718,598
State of Louisiana GO Unlimited Refunding Bonds Series 2012 C (AA-/Aa3)
5,050,000	5.000	07/15/2020	5,192,764

			52,645,570

Maine – 0.6%
County of Cumberland GO Unlimited Notes Series 2019 (ME) (SP-1+/NR)
13,100,000	3.000	11/08/2019	13,124,366
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
1,985,000	4.000	10/01/2020	2,038,337
1,345,000	4.000	10/01/2021	1,417,455
Maine Turnpike Authority RB Refunding Series 2014 (AA-/Aa3)
1,450,000	5.000	07/01/2020	1,489,962
State of Maine GO Bonds Series 2018 D (AA/Aa2)
8,545,000	5.000	06/01/2021	9,073,850
8,000,000	5.000	06/01/2022	8,783,520
4,290,000	5.000	06/01/2023	4,859,541

			40,787,031

Maryland – 2.4%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
500,000	5.000	09/01/2020	515,075
500,000	5.000	09/01/2021	531,330
500,000	5.000	09/01/2022	546,405
County of Baltimore GO Bonds for Build America Bonds Series 2010 C (AAA/Aaa)
2,170,000	3.810	11/01/2023	2,315,282
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (AAA/Aaa)
2,000,000	5.000	08/01/2022	2,207,900
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/2023	3,177,362
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (AAA/Aaa)(a)
28,805,000	5.000	11/01/2023	33,088,880
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (AAA/Aaa)
8,200,000	3.000	11/01/2022	8,629,270
Howard County GO Bonds Consolidated Public Improvement Project & Refunding Series 2014 A (AAA/Aaa)
2,590,000	5.000	02/15/2022	2,816,107

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
8,315,000	1.700	09/01/2022	8,359,735
Maryland Health & Higher Educational Facilities Authority RB Refunding for Meritus Medical Center Obligation Group Series 2015 (BBB/NR)
730,000	4.000	07/01/2020	743,220
Maryland State Department of Transportation RB Refunding for Consolidated Transportation Series 2015 (AAA/Aa1)
19,900,000	5.000	02/15/2020	20,173,824
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
660,000	4.000	06/01/2021	688,340
Maryland State GO Bonds for State & Local Facilities Loan First Series 2018 A (AAA/Aaa)
10,470,000	5.000	03/15/2022	11,413,033
Maryland State GO Bonds for State & Local Facilities Loan Second Series 2012 B (AAA/Aaa)(a)
17,850,000	4.000	08/01/2020	18,257,158
Maryland State GO Bonds for State & Local Facilities Loan Tax Exempt Second Series 2013 A (AAA/Aaa)(a)
15,820,000	5.000	08/01/2021	16,896,076
State of Maryland Department of Transportation Second Issue RB Series 2013 (AAA/Aa1)
10,265,000	4.000	12/01/2026	10,878,539
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
9,855,000	4.000	12/15/2026	10,941,711
State of Maryland GO State and Local Facilities Loan Second Series A Tax Exempt Bonds 2013 (AAA/Aaa)
19,935,000	4.000	08/01/2027	20,882,511
University Maryland System Auxiliary Facility & Tuition RB Series 2018 A (AA+/Aa1)
1,585,000	5.000	04/01/2020	1,614,370
1,595,000	5.000	04/01/2022	1,742,059
1,075,000	5.000	04/01/2023	1,211,074

			177,629,261

Massachusetts – 2.0%
City of Worcester Municipal Purpose Loan GO Bonds Series 2018 A (AA-/Aa3)
4,105,000	5.000	01/15/2021	4,302,861
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/Aa1)
18,725,000	5.000	12/01/2041	20,057,471
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (AAA/Aaa)
3,795,000	5.000	02/01/2023	4,257,155
Massachusetts Commonwealth Transportation Fund RB for Accelerated Bridge Program Series 2012 A (AA+/Aa1)(a)
10,000,000	5.000	06/01/2021	10,618,900
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/A3)
1,200,000	3.000	07/01/2020	1,214,208
730,000	4.000	07/01/2021	762,894

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/A3) – (continued)
$750,000	4.000%		07/01/2022		$802,365
750,000	5.000		07/01/2023		847,342
500,000	5.000		07/01/2024		580,375
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
485,000	5.000		07/01/2020		496,931
460,000	5.000		07/01/2021		486,151
875,000	5.000		07/01/2022		951,913
725,000	5.000		07/01/2023		810,086
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
7,405,000	2.080		05/01/2037		7,287,927
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
11,560,000	2.080		05/01/2037		11,377,121
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.55%),
38,250,000	2.060		11/01/2025		38,289,780
Massachusetts State Health & Educational Facilities Authority RB for Foundation of Massachusetts Eye & Ear Obligated Group Series 2010 C (NR/WR)(a)
1,500,000	5.375		07/01/2020		1,544,355
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(b)(c)
40,050,000	5.000		01/01/2023		44,551,620

					149,239,455

Michigan – 2.1%
Allen Park Public School District GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
3,635,000	5.000		05/01/2021		3,840,559
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
1,275,000	5.000		11/01/2022		1,415,288
Charter Township of Bloomfield GO Bonds Refunding Series 2019 (AAA/Aa1)
2,860,000	1.942		05/01/2025		2,850,133
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
800,000	5.000		07/01/2022		871,000
900,000	5.000		07/01/2023		1,007,712
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (AA/NR)
600,000	5.000		07/01/2020		614,622
1,500,000	5.000		07/01/2021		1,585,095
1,500,000	5.000		07/01/2022		1,633,125
1,500,000	5.000		07/01/2023		1,679,520
500,000	5.000		07/01/2024		573,690
550,000	5.000		07/01/2025		629,679
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
3,015,000	5.250		07/01/2020		3,100,928

Municipal Bonds – (continued)
Michigan – (continued)
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,075,000		2.003		05/01/2024		2,075,062
4,000,000		2.092		05/01/2025		3,996,680
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (AA/NR)
1,315,000		5.000		05/01/2020		1,342,339
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A+/A1)
2,325,000		4.000		08/01/2020		2,375,104
3,635,000		5.000		08/01/2021		3,874,037
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A2)
500,000		5.000		11/15/2021		536,605
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (AA-/Aa2)
3,500,000		5.000		04/01/2020		3,559,045
1,510,000		5.000		04/01/2021		1,586,572
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
500,000		3.400		10/01/2020		505,835
500,000		3.600		10/01/2021		511,950
500,000		3.800		10/01/2022		520,705
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
5,125,000		5.000		07/01/2021		5,443,160
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000		5.000		07/01/2020		3,250,044
10,000,000		5.000		07/01/2021		10,620,800
9,225,000		5.000		07/01/2022		10,132,555
5,000,000		5.000		07/01/2023		5,664,600
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE) (AA-/A2)
1,390,000		5.000		07/01/2020		1,427,349
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (AA-/A2)
375,000		5.000		07/01/2020		385,076
750,000		5.000		07/01/2021		796,560
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (BB+/NR)
1,200,000		5.000		07/01/2020		1,226,532
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)(a)
1,140,000		5.000		10/01/2019		1,140,000

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)
$825,000		5.000%		10/01/2019		$825,000
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)
5,370,000		5.000		12/01/2039		5,736,717
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)
5,455,000		5.000		12/01/2035		5,918,839
Michigan Finance Authority State Aid RB Series 2019 A-1 (A-1+/NR)
1,345,000		4.000		08/20/2020		1,376,392
Michigan Finance Authority State Aid RB Series 2019 A-2 (A-1/NR)
1,490,000		2.000		08/20/2020		1,498,627
Michigan Flushing Community Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (NR/Aa1)
500,000		4.000		05/01/2020		507,575
Michigan Municipal Bond Authority RB for Clean Water Revolving Pooled Project Series 2010 (AAA/NR)(a)
4,850,000		5.000		10/01/2020		5,030,663
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/01/17 Series 2010 F-2 (AA+/Aa2)(b)(c)
2,600,000		1.900		04/01/2021		2,619,968
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(b)(c)
4,400,000		2.400		03/15/2023		4,540,844
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (NR/Baa2)
2,210,000		5.000		12/31/2023		2,483,841
2,395,000		5.000		06/30/2024		2,722,037
3,500,000		5.000		12/31/2024		4,025,000
Michigan Strategic Fund RB for Waste Management of Michigan, Inc. Series 2001 (A-/NR)(b)(c)
11,700,000		2.850		08/02/2021		11,962,080
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(b)(c)
2,000,000		1.450		09/01/2021		1,988,380
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)(c)
4,000,000		1.450		09/01/2021		3,976,760
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,380,000		5.000		05/01/2023		2,683,712
2,730,000		5.000		05/01/2024		3,169,967
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA/NR)
2,475,000		5.000		05/01/2020		2,525,589

Municipal Bonds – (continued)
Michigan – (continued)
University of Michigan General RB RMKT 02/26/18 Series 2012 E (AAA/Aaa)(b)
3,955,000	(SIFMA Municipal Swap Index Yield + 0.27%), 1.850		04/01/2022		3,948,949
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA/NR)
1,000,000	5.000		05/01/2021		1,052,040
1,000,000	5.000		05/01/2022		1,085,090
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,385,000	5.000		12/01/2019		1,393,338
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2018 C (A/A2)
895,000	4.000		12/01/2020		922,808
600,000	5.000		12/01/2021		646,164
500,000	5.000		12/01/2022		555,465

					153,967,806

Minnesota – 0.7%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AAA/NR)(f)
700,000	0.000		02/01/2021		687,288
City of Rochester RB for Mayo Clinic Series 2011 C (AA/Aa2)(b)(c)
10,795,000	4.500		11/15/2021		11,482,426
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corporation Series 2017 (NR/Baa1)
500,000	4.000		05/01/2021		518,755
500,000	4.000		05/01/2022		529,960
575,000	5.000		05/01/2023		642,171
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
225,000	2.000		12/01/2019		225,155
75,000	3.000		12/01/2020		76,139
75,000	3.000		12/01/2021		77,049
100,000	3.000		12/01/2022		103,790
100,000	3.000		12/01/2023		104,691
100,000	4.000		12/01/2024		110,411
180,000	4.000		12/01/2025		200,797
Minnesota State Various Purpose GO Refunding Bonds Series 2015 A (AAA/Aa1)
9,800,000	5.000		08/01/2021		10,464,734
Minnesota State Various Purpose GO Refunding Bonds Series 2016 D (AAA/Aa1)
6,295,000	5.000		08/01/2021		6,721,990
Shakopee Independent School District No. 720 GO Bonds for School Building Series 2015 A (SD CRED PROG) (NR/Aa2)
2,945,000	5.000		02/01/2020		2,978,867
State of Minnesota GO Bonds Series 2015 A (AAA/Aa1)
9,110,000	5.000		08/01/2020		9,390,497
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (AAA/Aa1)
3,230,000	5.000		08/01/2022		3,566,695

					47,881,415

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – 1.0%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron USA, Inc. Series 2007 B (AA/Aa2)(b)(c)
$11,785,000	1.370%	10/07/2019	$11,785,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron USA, Inc. Series 2010 G (AA/Aa2)(b)(c)
5,665,000	1.370	10/07/2019	5,665,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(b)(c)
7,725,000	2.750	12/09/2021	7,841,107
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)(c)
1,000,000	2.200	06/03/2024	1,008,630
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
9,100,000	2.500	04/01/2022	9,118,746
Mississippi State GO Refunding Bonds Series 2017 B (AA/Aa2)(b)
	(1 Mo. LIBOR + 0.33%),
5,790,000	1.691	09/01/2020	5,792,490
State of Minnesota GO Bonds for Capital Improvement Series 2011 A (AA/Aa2)(a)
21,415,000	5.000	10/01/2021	23,002,922
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(b)(c)
5,300,000	2.900	09/01/2023	5,503,785

			69,717,680

Missouri – 0.3%
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
325,000	5.000	03/01/2020	329,072
400,000	5.000	03/01/2021	416,236
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
1,755,000	5.000	02/15/2020	1,779,026
1,030,000	5.000	02/15/2021	1,081,974
615,000	5.000	02/15/2022	666,432
525,000	5.000	02/15/2023	586,520
390,000	5.000	02/15/2024	448,289
Missouri Health & Educational Facilities Authority RB Series 2000 B (AA+/Aa1)(b)(c)
2,900,000	1.370	10/07/2019	2,900,000
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
1,000,000	4.000	06/01/2020	1,017,310
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/NR)
5,300,000	1.600	12/01/2022	5,271,910
St. Louis County Rockwood School District GO Refunding Bonds Series 2017 (AAA/NR)
3,995,000	5.000	02/01/2021	4,193,112

			18,689,881

Municipal Bonds – (continued)
Montana – 0.2%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
240,000	4.000	07/01/2020	244,836
210,000	4.000	07/01/2021	219,910
310,000	5.000	07/01/2022	341,294
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A3)
8,790,000	2.000	08/01/2023	8,929,673
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
445,000	5.000	12/01/2022	496,415
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
750,000	5.000	01/01/2022	811,028
500,000	5.000	01/01/2023	558,010

			11,601,166

Nebraska – 0.3%
City of Lincoln Electric System RB Refunding Series 2012 (AA/NR)
2,615,000	5.000	09/01/2021	2,800,874
Gas Supply RB Refunding for Central Plains Energy Project Series 2014 (NR/Aa2)(b)(c)
20,000,000	5.000	12/01/2019	20,116,200
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
750,000	4.000	11/01/2019	751,402
690,000	4.000	11/01/2020	707,285

			24,375,761

Nevada – 0.4%
City of North Las Vegas GO Refunding Bonds for Wastewater Reclamation Series 2019 (BAM) (AA/A2)
1,000,000	5.000	06/01/2021	1,058,810
1,970,000	5.000	06/01/2024	2,279,467
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (AAA/Aa1)
3,640,000	5.000	07/01/2022	4,009,533
County of Clark RB for Nevada Power Co. Series 2017 (A+/A2)(b)(c)
1,850,000	1.600	05/21/2020	1,850,925
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A-/A1)
12,000,000	1.450	12/01/2024	11,878,680
Las Vegas Valley Nevada Water District GO Refunding Bonds Series 2018 B (AA+/Aa1)
9,010,000	5.000	06/01/2021	9,564,475
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(b)(c)
2,160,000	3.000	06/01/2022	2,241,411

			32,883,301

New Hampshire – 0.4%
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(b)
14,550,000	(SIFMA Municipal Swap Index Yield + 0.75%), 2.240	10/01/2021	14,522,064

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-1 (AMT) (A-/NR)(b)(c)
$1,250,000		2.150%		07/01/2024		$1,257,837
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-2 (AMT) (A-/NR)(b)(c)
5,000,000		2.150		07/01/2024		5,029,800
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-3 (AMT) (A-/NR)(b)(c)
5,000,000		2.150		07/01/2024		5,027,600
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-4 (AMT) (A-/NR)(b)(c)
3,000,000		2.150		07/01/2024		3,016,500

						28,853,801

New Jersey – 6.0%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
220,000		5.000		03/01/2020		222,930
500,000		5.000		03/01/2023		554,215
City of Jersey GO Bonds Series 2019 A (NR/MIG1)
50,000,000		3.250		01/14/2020		50,232,000
County of Cape May GO Bonds Series 2019 (NR/Aa1)
830,000		4.000		10/01/2021		875,160
2,450,000		4.000		10/01/2022		2,643,599
2,600,000		4.000		10/01/2024		2,936,674
County of Hudson GO Bonds Series 2018 (SP-1+/NR)
25,000,000		4.000		12/10/2019		25,136,500
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(f)
5,750,000		0.000		11/01/2021		5,570,773
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
725,000		4.000		02/15/2020		732,315
1,025,000		4.000		02/15/2021		1,060,158
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (BBB-/NR)
180,000		4.000		07/01/2021		186,295
220,000		4.000		01/01/2022		229,427
225,000		4.000		07/01/2022		236,041
270,000		4.000		01/01/2023		284,936
275,000		4.000		07/01/2023		291,585
320,000		4.000		01/01/2024		340,877
325,000		4.000		07/01/2024		347,279
New Jersey Economic Development Authority RB for School Facilities Construction Series 2017 DDD (BBB+/Baa1)
600,000		5.000		06/15/2020		613,932
New Jersey Economic Development Authority RB Refunding for Provident Group – Montclair Properties L.L.C. – Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,835,000		4.000		06/01/2021		1,905,464
1,000,000		4.000		06/01/2022		1,060,720
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 K (AMBAC) (BBB+/Baa1)
1,870,000		5.250		12/15/2020		1,949,569

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB+/Baa1)
3,165,000	5.500		09/01/2024		3,687,035
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB+/Baa1)(d)
13,315,000	(SIFMA Municipal Swap Index Yield + 1.25%), 2.740		09/01/2025		13,301,818
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
2,345,000	5.000		06/15/2023		2,605,506
6,500,000	5.000		06/15/2024		7,383,415
New Jersey Economic Development Authority State Pension RB Series 1997 B (AGM) (AA/A2)(f)
14,822,000	0.000		02/15/2020		14,703,128
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (A-/NR)
315,000	5.000		07/01/2020		323,155
485,000	5.000		07/01/2021		514,328
440,000	5.000		07/01/2022		481,285
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (AA/Aa3)
750,000	5.000		07/01/2021		797,505
New Jersey Health Care Facilities Financing Authority RB Refunding for Robert Wood Johnson University Hospital Series 2010 (NR/WR)(a)
5,000,000	5.000		01/01/2020		5,045,000
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000		07/01/2020		1,023,770
1,000,000	5.000		07/01/2021		1,055,960
1,240,000	5.000		07/01/2022		1,349,703
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
22,035,000	5.000		01/01/2020		22,233,976
New Jersey State Turnpike Authority RB Refunding Series 2017 C-1 (A+/A2)(d)
	(1 Mo. LIBOR + 0.34%),
1,290,000	1.762		01/01/2021		1,290,710
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(d)
	(1 Mo. LIBOR + 0.48%),
5,000,000	1.902		01/01/2022		5,010,850
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(d)
	(1 Mo. LIBOR + 0.60%),
15,565,000	2.022		01/01/2023		15,623,057
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(f)
24,420,000	0.000		12/15/2028		19,142,838
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
10,000,000	5.000		06/15/2021		10,561,700

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
$1,000,000	5.000%	06/15/2021	$1,056,170
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB+/Baa1)
10,955,000	5.500	12/15/2021	11,886,175
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
25,070,000	5.250	12/15/2022	27,979,123
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (BBB+/Baa1)
15,695,000	5.250	12/15/2020	16,362,822
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(f)
10,670,000	0.000	12/15/2025	9,305,094
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(f)
33,845,000	0.000	12/15/2027	27,742,408
320,000	0.000	12/15/2031	228,070
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB+/Baa1)
3,110,000	5.000	12/15/2023	3,511,688
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
1,505,000	5.000	06/15/2020	1,539,946
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
5,150,000	5.000	06/15/2023	5,437,576
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2013 A (BBB+/Baa1)
6,235,000	5.000	12/15/2019	6,276,774
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,000,000	5.000	12/15/2023	2,258,320
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/ Baa1)
5,000,000	5.000	06/15/2021	5,288,650
5,000,000	5.000	06/15/2022	5,443,700
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB+/Baa1)
26,885,000	5.250	12/15/2023	30,628,467
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
11,250,000	5.000	06/15/2023	12,568,275
New Jersey Transportation Trust Fund Authority Transportation RB Series 2011 B (BBB+/Baa1)
5,030,000	5.250	06/15/2022	5,332,705
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
30,330,000	5.500	12/15/2022	34,085,764

Municipal Bonds – (continued)
New Jersey – (continued)
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,000,000	2.000	08/01/2022	1,020,780
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB+/NR)
5,665,000	3.200	06/01/2027	5,790,990
Toms River Board of Education GO Bonds Series 2019 (SCH BD RES FD) (AA-/NR)
2,650,000	2.000	07/15/2022	2,682,383

			439,971,068

New Mexico – 0.8%
City of Albuquerque General Purpose GO Bonds Series 2018 A (AAA/Aa2)
6,480,000	5.000	07/01/2020	6,660,014
6,480,000	5.000	07/01/2021	6,900,876
5,480,000	5.000	07/01/2022	6,031,617
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB+/Baa2)(b)(c)
4,000,000	1.875	10/01/2021	4,010,720
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB+/Baa2)(b)(c)
11,000,000	1.875	10/01/2021	11,029,480
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB+/Baa2)(b)(c)
3,750,000	2.125	06/01/2022	3,782,550
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (AA+/Aa1)
4,040,000	5.000	06/15/2022	4,435,678
New Mexico Finance Authority RB Refunding for State Transportation Senior Lien Series 2010 B (AA+/Aa1)
3,535,000	5.000	06/15/2021	3,755,726
New Mexico State GO Refunding Bonds Series 2017 B (AA/Aa2)
9,485,000	5.000	03/01/2021	9,980,496

			56,587,157

New York – 11.9%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BB/Baa3)
1,250,000	5.000	07/15/2021	1,323,325
500,000	5.000	07/15/2022	545,415
500,000	5.000	07/15/2023	560,235
City of New York GO Bonds Series 2012 B (AA/Aa1)
6,675,000	5.000	08/01/2023	7,366,930
County of Nassau GO Bonds for General Improvement Series 2017 B (A+/A2)
2,535,000	5.000	04/01/2021	2,670,521
2,345,000	5.000	04/01/2022	2,555,136
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (AA/A2)
670,000	5.000	07/01/2020	688,358
1,000,000	5.000	07/01/2022	1,101,230
County of Nassau GO Bonds Series 2019 A (SP-1+/NR)
10,600,000	5.000	06/01/2020	10,848,570

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(b)
	(1 Mo. LIBOR + 0.75%),
$18,300,000	2.172%		10/01/2023		$18,389,487
Long Island Power Authority RB Series 2019 B (A/A2)(b)(c)
13,675,000	1.650		09/01/2024		13,654,351
Metropolitan Transportation Authority Dedicated Tax Fund Bond Anticipation Notes Series 2019 A (SP-1+/NR)
25,000,000	5.000		03/01/2022		27,154,250
Metropolitan Transportation Authority RB Anticipating Notes Series 2019 C (SP-1/MIG1)
42,450,000	4.000		07/01/2020		43,251,032
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (A/A1)(b)
	(1 Mo. LIBOR + 0.70%),
20,000,000	2.061		02/01/2020		20,019,600
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A/A1)(b)
	(1 Mo. LIBOR + 0.55%),
26,925,000	1.911		11/01/2022		26,812,454
Metropolitan Transportation Authority RB Refunding Subseries 2016 C-2B (A/A1)(b)(c)
20,675,000	5.000		02/15/2020		20,931,577
Metropolitan Transportation Authority RB Series 2011 B (A/A1)(b)
	(1 Mo. LIBOR + 0.55%),
26,625,000	1.911		11/01/2022		26,512,909
Metropolitan Transportation Authority RB Series 2018 B-1A (SP-1/MIG1)
10,145,000	5.000		05/15/2020		10,366,161
Metropolitan Transportation Authority RB Series 2018 B-1B (SP-1/MIG1)
1,195,000	5.000		05/15/2020		1,221,051
Metropolitan Transportation Authority RB Series 2018 B-2A (SP-1/MIG1)
14,325,000	5.000		05/15/2021		15,121,613
Metropolitan Transportation Authority RB Subseries 2014 D-2 (A/A1)(b)
15,000,000	(SIFMA Municipal Swap Index Yield + 0.45%), 1.940		11/15/2022		14,967,300
Metropolitan Transportation Authority RB Subseries 2018 C-1 (SP-1/MIG1)
69,410,000	5.000		09/01/2020		71,625,567
New York City GO Bonds Fiscal 2015 Series F Subseries F6 (AA/Aa1)(b)(c)
1,500,000	1.400		10/07/2019		1,500,000
New York City GO Refunding Bonds Series 2015 A (AA/Aa1)
8,640,000	5.000		08/01/2021		9,221,126
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(b)(c)
6,500,000	2.750		12/29/2023		6,742,840
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2014 Series AA Subseries AA1 (AA+/Aa1)(b)(c)
3,285,000	1.400		10/07/2019		3,285,000

Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
23,565,000		2.570		11/01/2023		24,098,276
25,580,000		2.640		11/01/2024		26,314,402
17,885,000		2.740		11/01/2025		18,444,979
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-4 (AAA/Aa1)
7,800,000		1.940		05/01/2024		7,772,076
43,155,000		2.010		05/01/2025		42,934,046
New York City Water & Sewer System Second General Resolution RB Refunding Series 2011 DD-1 (AA+/Aa1)(b)(c)
1,400,000		1.360		10/07/2019		1,400,000
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(b)(c)
4,870,000		2.000		12/31/2021		4,889,236
New York State Dormitory Authority General Purpose Personal Income Tax RB Refunding Series 2016 D (AA+/Aa1)
1,150,000		4.000		02/15/2020		1,161,511
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(b)(c)
10,380,000		5.000		05/01/2022		11,149,158
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(b)(c)
6,230,000		5.000		05/01/2024		7,083,323
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
62,305,000		5.000		03/15/2023		70,140,477
New York State Dormitory Authority RB Refunding for New York University Series 2015 A (AA-/Aa2)
1,120,000		4.000		07/01/2020		1,144,170
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,170,000		5.000		05/01/2022		1,277,640
1,040,000		5.000		05/01/2023		1,170,385
New York State Dormitory Authority Sales Tax RB Refunding Series 2015 A (AA+/Aa1)
850,000		5.000		03/15/2021		895,738
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (AA+/Aa1)
31,815,000		5.000		03/15/2023		35,816,054
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
710,000		4.900		03/15/2023		776,428
New York State Dormitory Authority State Personal Income Tax RB for General Purpose Series 2019 A (AA+/Aa1)
33,890,000		5.000		03/15/2025		40,415,181
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(c)
27,750,000		2.867		07/01/2034		27,750,000
New York State Energy Research & Development Authority RB Refunding for New York State Electric & Gas Corp. Projects Series 2004 C (A-/A3)(b)(c)
17,000,000		2.625		07/03/2023		17,594,660

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
New York – (continued)
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2017 A (AA+/Aa1)
$945,000	5.000%		03/15/2022		$1,030,598
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa1)
28,225,000	2.860		03/15/2024		29,167,715
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
20,015,000	2.980		03/15/2025		21,009,345
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
11,150,000	5.000		01/01/2022		11,958,040
16,750,000	5.000		01/01/2023		18,397,363
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (A-/Baa1)
4,800,000	5.000		01/01/2020		4,838,640
2,310,000	5.000		01/01/2021		2,403,901
Oyster Bay Public Improvement GO Refunding Bonds Series 2018 (NR/Baa3)
9,385,000	4.000		02/15/2021		9,655,006
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
3,000,000	5.000		03/01/2020		3,045,870
Rockland County New York GO Refunding Bonds Series 2014 (BAM) (AA/A2)
635,000	3.000		02/15/2020		639,007
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
5,105,000	2.000		10/15/2020		5,139,561
5,200,000	2.000		10/15/2021		5,256,108
Suffolk County New York GO Bonds for Public Improvement Series 2018 A (AGM) (AA/NR)
4,955,000	5.000		06/01/2021		5,253,192
5,005,000	5.000		06/01/2022		5,466,211
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000		02/01/2023		7,603,076
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000		10/15/2023		6,976,920
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
620,000	5.000		06/01/2020		631,985
Triborough Bridge & Tunnel Authority RB Series 2018 D (AA-/Aa3)(b)
25,000,000	(SOFR + 0.50%), 1.733		10/01/2020		25,057,750
TSASC Inc., Tobacco Settlement RB Senior Series 2017 A (A/NR)
2,000,000	5.000		06/01/2020		2,047,240
1,000,000	5.000		06/01/2021		1,057,880
TSASC Inc., Tobacco Settlement RB Subordinated Series 2017 B (BBB+/NR)
1,000,000	5.000		06/01/2020		1,017,920
Utility Debt Securitization Authority Restructuring RB Series 2016 B (AAA/WR)
1,000,000	5.000		12/15/2023		1,082,160

					869,399,266

Municipal Bonds – (continued)
North Carolina – 2.4%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(b)(c)
425,000		2.000		10/01/2024		425,569
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)(b)(c)
450,000		2.000		10/01/2024		450,603
County of Wake GO Bonds for Public Improvements Series 2014 (AAA/Aaa)
7,000,000		5.000		09/01/2020		7,237,090
County of Wake GO Refunding Bonds Series 2016 A (AAA/Aaa)
9,150,000		5.000		03/01/2022		9,965,814
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)
71,475,000		5.000		10/01/2041		77,110,089
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)
35,000,000		5.000		10/01/2044		37,714,950
North Carolina State Capital Improvement RB Series 2011 A (ST APPROP) (AA+/Aa1)(a)
10,760,000		5.000		05/01/2020		10,993,815
North Carolina State GO Refunding Bonds Series 2013 D (AAA/Aaa)
21,000,000		4.000		06/01/2022		22,519,770
5,590,000		4.000		06/01/2023		6,141,118

						172,558,818

North Dakota – 0.1%
City of Williston RB Refunding for Airport Series 2018 (A+/NR)
580,000		5.000		11/01/2019		581,560
600,000		5.000		11/01/2020		621,432
805,000		5.000		11/01/2021		860,304
1,815,000		5.000		11/01/2022		1,992,180
1,655,000		5.000		11/01/2023		1,859,409
2,000,000		4.000		11/01/2024		2,159,720

						8,074,605

Ohio – 1.8%
American Municipal Power, Inc., RB for Hydroelectric Projects Series 2009 C (A/A2)(a)
4,000,000		5.000		02/15/2020		4,053,840
American Municipal Power, Inc., RB for Hydroelectric Projects Series 2010 C (A/A2)
2,710,000		6.973		02/15/2024		3,240,943
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Ca)
12,980,000		5.125		06/01/2024		12,980,000
3,230,000		5.375		06/01/2024		3,230,226
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (AAA/Aaa)
4,545,000		5.000		04/01/2020		4,628,764
10,260,000		5.000		04/01/2022		11,208,640
5,000,000		5.000		04/01/2023		5,642,050
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA+/A1)
1,455,000		5.000		12/01/2020		1,517,128

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Ohio – (continued)
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (A/Baa1)
$1,850,000	5.000%		11/15/2024		$2,156,545
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000		02/15/2023		1,906,748
3,000,000	5.000		02/15/2024		3,341,850
1,500,000	5.000		02/15/2025		1,706,895
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
435,000	4.000		01/01/2020		437,184
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (BB+/Ba1)
1,075,000	2.875		02/01/2026		1,087,631
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BB+/Ba1)
2,695,000	2.875		02/01/2026		2,726,666
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (AA+/Aa1)
7,460,000	5.000		08/01/2023		8,499,775
Ohio State Higher Education GO Bonds for Federally Taxable Build America Bonds Series 2010 E (AA+/Aa1)
2,710,000	4.461		08/01/2022		2,899,619
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (AAA/Aa1)(a)
1,685,000	5.000		05/01/2022		1,845,850
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 C (A/A2)(b)(c)
15,100,000	5.000		09/15/2021		16,098,110
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 D (A/A2)(b)(c)
11,775,000	5.000		09/15/2023		13,282,082
Ohio State Third Frontier Research & Development GO Bonds Series 2013 A (AA+/Aa1)(a)
7,400,000	4.000		05/01/2021		7,719,828
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
8,250,000	3.250		11/01/2022		8,629,170
Revere Local School District School Facilities Improvement GO Unlimited Bonds Series 2017 a (NR/Aa1)(a)
1,240,000	5.000		06/01/2022		1,362,128
University of Cincinnati RB Series 2018 C (SP-1+/Aa3)(d)
	(1 Mo. LIBOR + 0.34%),
5,000,000	1.678		06/01/2020		4,999,900
University of Toledo General Receipts RB Series 2011 B (A/A1)(a)
355,000	5.000		06/01/2021		376,971
Winton Woods City School District Class Room Facilities GO Unlimited Bonds Series 2017 A (SD CRED PROG) (AA/Aa2)(a)
2,780,000	5.000		05/01/2022		3,045,379

					128,623,922

Municipal Bonds – (continued)
Oklahoma – 0.1%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
1,375,000		5.000		06/01/2021		1,457,046
1,880,000		5.000		06/01/2022		2,055,837
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
2,900,000		2.000		01/01/2021		2,922,852
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
500,000		5.000		08/15/2022		542,635
500,000		5.000		08/15/2023		556,730
500,000		5.000		08/15/2024		570,460
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
2,765,000		4.000		01/01/2023		3,002,154

						11,107,714

Oregon – 1.4%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO Refunding Bonds Series 2007 (AGM) (SCH BD GTY) (NR/Aa1)
2,000,000		5.000		06/15/2020		2,052,280
City of Portland RB Refunding for Sewer System First Lien Series 2015 A (AA/Aa1)
30,030,000		5.000		06/01/2020		30,771,741
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
995,000		4.000		03/01/2021		1,018,512
385,000		5.000		03/01/2023		417,274
200,000		5.000		03/01/2024		220,530
200,000		5.000		03/01/2025		224,328
Lane County Oregon Springfield School District No. 19 GO Refunding Bonds Series 2015 (SCH BD GTY) (AA+/Aa1)(f)
3,740,000		0.000		06/15/2020		3,701,441
3,780,000		0.000		06/15/2021		3,683,534
Oregon State Business Development Commission RB for Intel Corp. Project Series 2010 232 (A+/A1)(b)(c)
13,050,000		2.400		08/14/2023		13,458,987
Portland Community College District GO Unlimited Bonds Series 2013 (AA+/Aa1)
6,930,000		5.000		06/15/2025		7,851,344
Portland Oregon Community College District GO Bonds Series 2018 (AA+/Aa1)
10,240,000		4.000		06/15/2020		10,436,301
12,520,000		4.000		06/15/2021		13,102,430
Portland Oregon Community College District GO Refunding Bonds Series 2016 (AA+/Aa1)
1,500,000		5.000		06/15/2020		1,539,210
1,900,000		5.000		06/15/2021		2,020,308
2,300,000		5.000		06/15/2022		2,529,793
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
2,130,000		5.000		04/01/2022		2,326,940

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
State of Oregon GO Bonds Series 2018 A (AA+/Aa1)
$5,480,000	4.000%	05/01/2020	$5,566,858

			100,921,811

Pennsylvania – 4.0%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,474,137
1,950,000	5.000	10/01/2022	2,163,194
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
2,250,000	5.000	04/01/2022	2,435,445
2,250,000	5.000	04/01/2023	2,507,017
4,000,000	5.000	04/01/2024	4,575,160
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A+/A1)
745,000	5.000	07/15/2020	766,240
1,770,000	5.000	07/15/2021	1,882,625
1,900,000	5.000	07/15/2022	2,087,872
1,475,000	5.000	07/15/2023	1,669,508
Allentown City School District GO Bonds Series 2019 (ST AID WITHHLDG) (NR/NR)
4,250,000	2.050	01/02/2020	4,250,340
Bethlehem Area School District Authority School RB Refunding for Bethlehem Area School District Refunding Project Series 2018 (ST AID WITHHLDG) (NR/A1)(b)
	(1 Mo. LIBOR + 0.48%),
5,990,000	1.888	11/01/2021	5,990,839
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
545,000	5.000	10/01/2022	589,679
760,000	5.000	10/01/2023	841,525
Butler County Hospital Authority RB for Health System Project Series 2015 A (A+/Baa1)
265,000	4.000	07/01/2020	269,380
1,000,000	4.000	07/01/2021	1,038,470
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
4,000,000	5.000	09/01/2020	4,126,560
4,000,000	5.000	09/01/2021	4,258,400
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
325,000	4.000	08/01/2020	331,321
1,270,000	5.000	08/01/2021	1,347,559
1,125,000	5.000	08/01/2022	1,225,181
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
2,050,000	5.380	06/01/2021	2,114,473
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
5,415,000	5.114	06/01/2021	5,605,012
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
950,000	5.000	06/01/2020	971,099
2,250,000	5.000	06/01/2023	2,516,108

Municipal Bonds – (continued)
Pennsylvania – (continued)
Cumberland County Municipal Authority RB Refunding for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,000,000	4.000	01/01/2020	1,004,520
Delaware River Port Authority RB Refunding Series 2018 B (A+/A2)
4,050,000	5.000	01/01/2020	4,087,179
5,520,000	5.000	01/01/2021	5,773,147
5,000,000	5.000	01/01/2022	5,410,800
General Authority of Southcentral Pennsylvania WellSpan Health Obligation Group RB Refunding Series 2019 B (AA-/Aa3)(b)
15,000,000	(SIFMA Municipal Swap Index Yield + 0.60%), 2.090	06/01/2024	14,995,350
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(b)(c)
9,000,000	1.800	08/15/2022	9,065,340
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
600,000	5.000	09/01/2022	662,172
550,000	5.000	09/01/2023	623,529
625,000	5.000	09/01/2024	727,213
Montgomery County Higher Education and Health Authority RB Refunding for Holy Redeemer Health System Series 2014 A (BBB-/WR)
1,000,000	4.000	10/01/2019	1,000,000
Montgomery County IDA Pollution Control RB Refunding for PECO Energy Company Project Series 1999 B (BBB+/Baa2)(b)(c)
30,425,000	2.500	04/01/2020	30,588,686
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(b)(c)
12,265,000	2.800	12/01/2021	12,559,483
Pennsylvania State Commonwealth GO Bonds First Series 2012 (A+/Aa3)(a)
6,530,000	5.000	06/01/2022	7,173,140
Pennsylvania State Commonwealth GO Bonds Second Series 2015 (A+/Aa3)
2,175,000	5.000	08/15/2020	2,243,926
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2015 (A+/Aa3)
8,115,000	5.000	08/15/2020	8,372,164
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
13,670,000	5.000	09/15/2020	14,144,622
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,455,000	5.000	01/01/2023	37,339,460
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,500,000	5.000	01/15/2022	4,870,710
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM- CR) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,529,750

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Refunding Series 2018 B (A+/A1)(d)
$11,750,000	(SIFMA Municipal Swap Index Yield + 0.70%), 2.190%	12/01/2023	$11,904,983
Pennsylvania Turnpike Commission RB Refunding Subordinate Series 2016 A (AA/Aa3)
1,000,000	5.000	12/01/2022	1,115,210
Pennsylvania Turnpike Commission RB Series 2009 D (A/A3)(a)
5,000,000	5.300	12/01/2019	5,032,700
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A+/A1)(d)
7,000,000	(SIFMA Municipal Swap Index Yield + 0.88%), 2.370	12/01/2020	7,040,530
Pennsylvania Turnpike Commission RB Subordinate Series 2010 A-1 (AA-/A2)(a)
18,670,000	5.000	12/01/2019	18,782,954
Pennsylvania Turnpike Commission RB Subordinate Series 2015 B (A/A3)(a)
1,400,000	5.000	12/01/2020	1,459,948
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
1,000,000	5.000	07/01/2020	1,022,260
4,000,000	5.000	07/01/2022	4,312,440
1,750,000	5.000	07/01/2023	1,931,248
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A/NR)
530,000	4.000	12/15/2019	532,724
365,000	4.000	12/15/2020	375,965
600,000	4.000	12/15/2021	631,728
280,000	5.000	12/15/2022	309,663
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(b)
	(1 Mo. LIBOR + 0.64%),
10,000,000	2.078	12/01/2020	10,003,100
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (A/A3)
500,000	5.000	09/01/2020	516,610
500,000	5.000	09/01/2021	534,360
250,000	5.000	09/01/2022	275,755
270,000	5.000	09/01/2023	306,650
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
250,000	5.000	09/01/2024	292,305
Scranton School District GO Refunding Bonds Series 2017 A (ST AID WITHHLDG) (A+/A2)
645,000	5.000	06/01/2020	657,636
680,000	5.000	06/01/2021	714,809
Westmoreland County Municipal Authority RB Series 2013 (A+/A1)(a)
1,965,000	5.000	08/15/2023	2,239,275

			291,201,188

Municipal Bonds – (continued)
Puerto Rico – 1.6%
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (NR/WR)(i)
633,450	5.500%	07/01/2017	570,105
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
	(3 Mo. LIBOR + 0.52%),
54,710,000	1.926	07/01/2029	54,026,125
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)(i)
654,385	5.500	07/01/2016	566,861
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(c)
1,000,000	10.000	07/01/2035	1,061,110
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (NR/Ca)(b)(i)
10,835,000	10.000	07/01/2034	9,914,025
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
22,100,000	0.000	07/01/2024	19,285,123
21,170,000	0.000	07/01/2027	16,847,086
6,481,000	0.000	07/01/2029	4,810,004
439,000	0.000	07/01/2031	302,041
494,000	0.000	07/01/2033	310,983
4,705,000	0.000	07/01/2046	1,247,672
3,833,000	0.000	07/01/2051	742,988
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	1,889,893
56,000	4.536	07/01/2053	57,120
747,000	4.784	07/01/2058	775,080
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	386,703
183,000	4.550	07/01/2040	188,684
1,345,000	4.750	07/01/2053	1,395,437
3,400,000	5.000	07/01/2058	3,584,348

			117,961,388

Rhode Island – 0.3%
Providence Public Building Authority RB for Capital Improvement Program Project Series 2017 A (BBB/Baa2)
200,000	5.000	09/15/2020	206,306
1,210,000	5.000	09/15/2021	1,286,399
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,820,000	5.000	09/01/2021	5,162,606
4,970,000	5.000	09/01/2022	5,504,573
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
815,000	4.000	05/15/2020	827,706
820,000	5.000	05/15/2021	862,082
1,415,000	5.000	05/15/2022	1,531,469

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Rhode Island – (continued)
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
$4,120,000	2.250%		06/01/2041		$4,136,233

					19,517,374

South Carolina – 1.1%
Charleston County School District GO Bonds Series 2018 (SCSDE) (NR/Aa1)
2,180,000	5.000		03/01/2021		2,294,515
5,575,000	5.000		03/01/2022		6,067,886
4,015,000	5.000		03/01/2023		4,511,495
City of Charleston RB for Waterworks & Sewer System Capital Improvement Series 2006 B (AAA/Aaa)(b)
	(1 Mo. LIBOR + 0.37%),
10,000,000	1.768		01/01/2022		10,009,000
County of Charleston GO Bonds for Transportation Sales Tax Series 2011 (ST AID WITHHLDG) (AAA/Aaa)(a)
4,920,000	4.000		11/01/2021		5,199,063
County of Charleston GO Refunding Bonds for Transportation Sales Tax Series 2013 (AAA/Aaa)
10,005,000	5.000		11/01/2021		10,777,786
South Carolina Public Service Authority RB Tax-Exempt Series 2010 C (ETM) (A/A2)(a)
9,645,000	5.000		12/01/2019		9,703,352
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
1,050,000	3.056		12/01/2023		1,078,823
South Carolina Public Service Authority Santee Cooper RB Series 2016 D (A/A2)
12,241,000	2.388		12/01/2023		12,312,732
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(b)
	(1 Mo. LIBOR + 0.45%),
16,435,000	1.811		10/01/2022		16,424,646

					78,379,298

South Dakota – 0.0%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
1,000,000	4.000		01/01/2020		1,006,500
1,055,000	5.000		01/01/2021		1,102,717
570,000	5.000		01/01/2022		616,307

					2,725,524

Tennessee – 1.5%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000		08/01/2025		1,175,580
City of Memphis RB Refunding for Sanitary Sewerage System Series 2018 (AA+/Aa2)
2,980,000	5.000		10/01/2020		3,089,485
City of Murfreesboro GO Bonds Series 2018 (AA/Aa1)
2,720,000	5.000		06/01/2021		2,886,926
2,400,000	5.000		06/01/2022		2,633,736

Municipal Bonds – (continued)
Tennessee – (continued)
County of Rutherford GO Bonds for School Series 2017 (AA+/Aa1)
3,070,000		5.000		04/01/2022		3,350,659
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
2,500,000		5.000		07/01/2020		2,564,725
3,500,000		5.000		07/01/2021		3,702,895
Hamilton County GO Bonds Series 2018 A (AAA/Aaa)
6,185,000		5.000		04/01/2020		6,298,681
7,860,000		5.000		04/01/2022		8,588,779
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB/NR)
350,000		5.000		04/01/2020		355,432
750,000		4.000		04/01/2021		773,265
1,420,000		5.000		04/01/2022		1,525,819
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (AA/Aa2)
9,625,000		5.000		01/01/2023		10,755,649
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (AA/Aa2)
5,500,000		5.000		07/01/2023		6,241,840
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (AA/Aa2)
22,625,000		5.000		07/01/2022		24,882,975
17,955,000		5.000		07/01/2023		20,376,770
Metropolitan Government of Nashville & Davidson County GO Refunding Bonds Series 2010 D (AA/Aa2)
6,960,000		5.000		07/01/2022		7,152,862

						106,356,078

Texas – 7.9%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,445,000		3.000		08/15/2022		6,754,360
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BBB-/NR)
500,000		5.000		01/01/2020		504,100
500,000		5.000		01/01/2021		519,480
465,000		5.000		01/01/2022		495,402
750,000		5.000		01/01/2023		817,567
Board of Regents of the University of Texas System RB Refunding Series 2017 C (AAA/Aaa)
10,400,000		5.000		08/15/2023		11,838,424
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (A-/Baa1)(b)(c)
7,500,000		5.000		01/07/2021		7,685,400
Central Texas Regional Mobility Authority RB Senior Lien Series 2011 (A-/Baa1)(a)
5,455,000		6.000		01/01/2021		5,764,735
Central Texas Regional Mobility Authority Subordinate Lien RB Series 2018 (BBB+/Baa2)
3,500,000		4.000		01/01/2022		3,634,330
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,000,000		5.000		11/15/2023		1,136,540

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(f)
$70,000	0.000%	09/01/2020	$67,888
70,000	0.000	09/01/2021	65,502
70,000	0.000	09/01/2022	63,052
70,000	0.000	09/01/2023	60,620
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
405,000	4.000	09/01/2023	435,630
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)(f)
685,000	0.000	09/01/2020	672,472
685,000	0.000	09/01/2021	657,908
685,000	0.000	09/01/2022	642,647
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A+/NR)
2,700,000	5.000	07/01/2029	2,930,499
City of Houston RB Refunding for Combined Utility System Series 2011 A (AA/NR)(a)
24,305,000	5.250	11/15/2020	25,373,691
City of Houston RB Refunding for Combined Utility System Series 2018 C (AA/Aa2)(b)
	(1 Mo. LIBOR + 0.36%),
12,500,000	1.768	08/01/2021	12,500,625
City of Houston RB Refunding for Combined Utility System Series 2019 C (AA/Aa2)
6,000,000	1.716	11/15/2022	5,976,180
5,000,000	1.746	11/15/2023	4,973,650
City of San Antonio RB for Electric & Gas Systems Junior Lien Series 2015 D (AA-/Aa2)(b)(c)
18,500,000	3.000	12/01/2020	18,829,485
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(b)(c)
5,200,000	2.750	12/01/2022	5,391,464
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(b)(c)
5,750,000	2.000	11/01/2022	5,820,265
City of Southlake GO Refunding Bonds Series 2019 (AAA/NR)
4,020,000	5.000	02/15/2021	4,225,141
Colorado River Municipal Water District RB Series 2011 (AA-/Aa3)(a)
2,000,000	5.000	01/01/2021	2,093,000
County of Bexar GO Bonds Certificates of Obligation Series 2013 B (AAA/Aaa)(a)
37,200,000	5.125	06/15/2023	42,341,412
County of Dallas GO Bonds Series 2016 (AAA/Aaa)
1,000,000	5.000	08/15/2020	1,032,310
Cypress-Fairbanks Independent School District GO Bonds for School Building Series 2017 A-3 (PSF-GTD) (AAA/Aaa)(b)(c)
9,325,000	3.000	08/17/2020	9,444,453
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
5,005,000	5.000	11/01/2023	5,207,552

Municipal Bonds – (continued)
Texas – (continued)
Denton Independent School District Unlimited Tax Building GO Bonds Series 2014 B (PSF-GTD) (AAA/NR)(b)(c)
5,000,000	2.000	08/01/2024	5,104,000
Dickinson Independent School District GO Bonds Series 2013 (PSF-GTD) (AAA/Aaa)(b)(c)
5,000,000	1.350	08/02/2021	4,986,450
Fort Bend Independent School District GO Bonds Series 2019 A (PSF-GTD) (AAA/NR)(b)(c)
5,000,000	1.950	08/01/2022	5,059,300
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(b)(c)
12,000,000	1.300	10/07/2019	12,000,000
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(d)
5,685,000	(SIFMA Municipal Swap Index Yield + 1.05%), 2.540	06/01/2024	5,803,646
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group, Series 2019 B (AA/Aa2)(b)(c)
5,000,000	5.000	10/01/2024	5,844,000
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(d)
	(3 Mo. LIBOR + 0.67%),
35,145,000	2.120	08/15/2035	33,097,452
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
85,000	3.000	09/01/2020	86,051
90,000	3.000	09/01/2021	92,177
90,000	3.000	09/01/2022	92,973
95,000	3.000	09/01/2023	98,880
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2013 B (PSF-GTD) (AAA/Aaa)(b)(c)
4,935,000	2.400	06/01/2021	5,007,693
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2014 A-1B (PSF-GTD) (AAA/Aaa)(b)(c)
4,520,000	2.200	06/01/2020	4,540,204
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
390,000	3.000	09/01/2020	393,760
310,000	3.000	09/01/2021	318,441
330,000	3.000	09/01/2022	342,045
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(a)(f)
30,275,000	0.000	08/15/2024	9,784,969
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2015 A (PSF-GTD) (AAA/NR)(f)
1,500,000	0.000	08/15/2020	1,480,635
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(f)
5,000,000	0.000	08/16/2021	4,863,800
Lower Colorado River Authority LCRA Transmission Serives Corporation Project RB Refunding Series 2011A (A/A1)
3,105,000	5.000	05/15/2023	3,284,562

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Texas – (continued)
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (NR/Aaa)(b)(c)
$8,250,000		2.500%		08/01/2021		$8,395,365
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (AAA/Aa2)
3,000,000		5.000		11/01/2022		3,337,770
1,000,000		5.000		11/01/2023		1,146,840
Midway Independent School District/McLennan County GO Refunding Bonds Capital Appreciation Series 2000 (PSF-GTD) (NR/Aaa)(f)
5,705,000		0.000		08/15/2020		5,632,318
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
770,000		4.000		04/01/2020		771,656
810,000		4.000		04/01/2021		814,447
855,000		4.000		04/01/2022		861,472
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC – Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
170,000		4.000		04/01/2020		171,741
400,000		4.000		04/01/2021		412,460
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BB/B2)
300,000		4.000		04/01/2020		300,849
620,000		4.000		04/01/2021		624,576
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
5,000,000		2.375		08/01/2022		5,116,550
North Texas Tollway Authority RB Refunding First Tier Series 2010 (A+/A1)(a)
5,050,000		6.000		01/01/2021		5,339,971
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
1,000,000		5.000		01/01/2024		1,113,070
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A+/A1)
2,000,000		5.000		01/01/2020		2,018,160
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
1,530,000		5.000		01/01/2022		1,655,001
Northside Texas Independent School District Unlimited Tax School Building GO Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
15,000,000		1.450		06/01/2020		14,992,950
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(b)(c)
3,845,000		1.500		08/15/2024		3,839,271
Pflugerville Independent School District Unlimited Tax School Building GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)(b)(c)
7,500,000		2.500		08/15/2023		7,774,725
Plano Independent School District Unlimited Tax Refunding Bonds Series 2016 B (PSF-GTD) (AAA/Aaa)
10,580,000		5.000		02/15/2020		10,725,581

Municipal Bonds – (continued)
Texas – (continued)
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF- GTD) (AAA/Aaa)(b)(c)
17,570,000	1.500		08/01/2021		17,569,824
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
2,315,000	5.000		10/01/2019		2,315,000
San Antonio Water System Junior Lien RB Series 2019 A (AA/Aa2)(b)(c)
15,000,000	2.625		05/01/2024		15,697,500
State of Texas Anticipation Notes Series 2019 (SP-1+/MIG1)
75,000,000	4.000		08/27/2020		76,795,500
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/A1)
3,500,000	5.000		07/01/2020		3,591,385
2,200,000	5.000		07/01/2021		2,333,034
1,750,000	5.000		07/01/2022		1,910,738
Tarrant Regional Water District RB Refunding for Water Control & Improvement District Series 2015 (AAA/NR)
6,025,000	5.000		03/01/2021		6,342,337
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(d)
	(3 Mo. LIBOR + 0.70%),
12,150,000	2.119		12/15/2026		12,105,045
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(d)
10,440,000	(SIFMA Municipal Swap Index Yield + 0.55%), 2.040		09/15/2027		10,304,802
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
22,040,000	6.875		12/31/2039		22,351,646
Texas Transportation Commission Central Turnpike System RB First Tier Series 2002 A (AMBAC) (A-/A3)(f)
6,950,000	0.000		08/15/2023		6,481,639
Texas Transportation Commission Central Turnpike System RB Refunding Series 2015 A (A-/A3)(b)(c)
5,000,000	5.000		04/01/2020		5,086,600
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/Aaa)
6,925,000	5.000		04/01/2022		7,565,285
Texas University System Financing RB Refunding Series 2017 A (AA/Aa2)
1,800,000	5.000		03/15/2020		1,830,366
1,800,000	5.000		03/15/2021		1,896,336
Tomball Independent School District Unlimited Tax School Building GO Bonds Series 2014 B-3 (PSF-GTD) (AAA/Aaa)(b)(c)
11,650,000	1.350		08/15/2022		11,565,304
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
6,355,000	5.000		02/15/2022		6,898,861

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
$54,000	4.000%	12/01/2021	$55,775

			577,978,572

Utah – 0.1%
University of Utah RB General Series 2015 B (AA+/Aa1)
5,110,000	5.000	08/01/2023	5,820,188
University of Utah RB General Series 2016 B-1 (AA+/Aa1)
2,415,000	5.000	08/01/2023	2,750,636

			8,570,824

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A/A2)
400,000	4.000	12/01/2020	412,148
350,000	5.000	12/01/2021	376,460

			788,608

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(g)
825,000	5.000	09/01/2020	843,958
2,015,000	5.000	09/01/2021	2,109,705
Virgin Islands Public Finance Authority Gross Receipts Taxes Loan NT RB Sereis 2012 A (AGM-CR) (AA/A2)
1,130,000	4.000	10/01/2022	1,141,436
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B/NR)
1,165,000	4.000	10/01/2022	1,145,929

			5,241,028

Virginia – 3.3%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
21,510,000	5.000	11/01/2023	24,384,166
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
2,250,000	1.900	06/01/2023	2,284,358
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	391,647
County of Arlington GO Bonds for Public Improvement Series 2013 A (AAA/Aaa)(a)
2,930,000	4.000	08/01/2021	3,073,687
County of Arlington GO Bonds Series C (ST AID WITHHLDG) (AAA/Aaa)(a)
9,665,000	5.000	02/15/2021	10,151,343
County of Fairfax RB for Sewer Series 2012 (AAA/Aaa)(a)
9,220,000	4.500	07/15/2021	9,742,405
Fairfax County GO Bonds for Virginia Public Improvement Series 2018 A (ST AID WITHHLDG) (AAA/Aaa)
10,255,000	4.000	10/01/2021	10,813,692
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (NR/Aaa)(a)
8,450,000	5.000	10/01/2021	9,067,864

Municipal Bonds – (continued)
Virginia – (continued)
Fairfax County Industrial Development Authority RB Refunding for Inova Health System Obligated Group Series 2018 B-1 (AA+/Aa2)(b)(c)
24,350,000	5.000	05/15/2021	25,768,631
Franklin County Industrial Development Authority RB for Virginia Public Facility Series 2018 (AA/A1)
5,000,000	3.000	10/15/2023	5,075,100
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
1,325,000	1.900	06/01/2023	1,341,854
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(b)(c)
2,550,000	1.800	04/01/2022	2,566,091
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/Baa2)(b)(c)
2,400,000	1.700	10/01/2022	2,398,728
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/NR)(c)
2,750,000	1.550	10/01/2033	2,750,000
Virginia College Building Authority Education Facilities RB Series 2014 A (AA+/Aa1)(a)
7,880,000	4.000	02/01/2024	8,790,613
Virginia College Building Authority RB for 21st Century College and Equipment Programs Series 2014 A (AA+/Aa1)
2,925,000	5.000	02/01/2020	2,960,627
Virginia Commonwealth Transportation Board Federal Transportation Grant Anticipation RB Series 2013 A (AA+/Aa1)(a)
5,225,000	5.000	03/15/2023	5,886,955
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2011 (ST APPROP) (AA+/Aa1)(a)
4,070,000	5.250	05/15/2021	4,331,497
Virginia Commonwealth Transportation Board RB For Transportation Capital Project Series 2012 (AA+/Aa1)(a)
9,365,000	5.000	05/15/2022	10,272,188
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (AA+/Aa1)
1,230,000	5.000	05/15/2022	1,348,498
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (ST APPROP) (AA+/Aa1)(a)
19,850,000	5.000	05/15/2021	21,045,962
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
11,680,000	5.000	05/15/2020	11,949,224
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,285,000	5.000	05/15/2023	2,586,551

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 08/13/15 Series 2009 A (BBB+/A2)(b)(c)
$6,000,000	2.150%	09/01/2020	$6,033,060
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 11/02/15 Series 2010 A (BBB+/A2)(b)(c)
4,500,000	1.875	06/01/2020	4,509,900
Virginia Housing Development Authority RB for Rental Housing Series 2018 E (AA+/Aa1)
6,405,000	2.500	12/01/2022	6,415,632
Virginia Public School Authority RB Series 2019 VII (AA+/Aa1)
9,920,000	5.000	04/15/2020	10,116,515
10,890,000	5.000	04/15/2021	11,507,681
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AMT) (AAA/NR)
3,750,000	5.000	11/01/2021	4,037,250
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB/NR)
6,000,000	5.000	01/01/2044	6,381,180
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(a)
5,375,000	5.000	08/01/2021	5,740,608
Virginia State Public Building Authority RB Refunding for Public Facilities Series 2013 B (AA+/Aa1)
1,000,000	5.000	08/01/2020	1,031,040
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(b)(c)
4,250,000	1.900	06/01/2023	4,295,730

			239,050,277

Washington – 3.0%
City of Seattle RB for Municipal Light & Power Series 2015 A (AA/Aa2)
5,545,000	5.000	05/01/2021	5,871,157
City of Seattle RB Refunding for Municipal Light & Power Improvement Series 2012 A (AA/Aa2)
10,325,000	5.000	06/01/2020	10,580,027
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(b)(c)
11,600,000	2.600	12/01/2021	11,741,752
King County School District No. 405 GO Bonds Series 2011 (SCH BD GTY) (AA+/Aaa)(a)
5,000,000	5.000	06/01/2021	5,305,150
Port of Seattle Intermediate Lien RB Series 2017 C (AMT) (A+/A1)
5,000,000	5.000	05/01/2020	5,103,050
Snohomish County Public Utility District No 1 Electric Generation System RB Refunding Series 1986 A (ETM) (NR/WR)(a)
11,000,000	5.000	01/01/2020	11,099,000
State of Washington GO Bonds Various Purpose Series 2011 B (AA+/Aaa)(a)
5,000,000	5.000	02/01/2021	5,244,500

Municipal Bonds – (continued)
Washington – (continued)
State of Washington GO Unlimited Refunding Bonds R-2017 C (AA+/Aaa)
10,000,000	5.000	08/01/2022	11,033,600
University of Washington RB Series 2019 A (AA+/Aaa)(b)(c)
15,000,000	5.000	05/01/2022	16,091,100
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,300,000	5.000	08/01/2025	1,528,254
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
2,260,000	5.000	08/01/2025	2,656,811
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(b)(c)
6,695,000	5.000	08/01/2024	7,629,622
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(b)(c)
9,165,000	5.000	08/01/2025	10,652,205
Washington State Local Agency Real and Personal Property COPS Series 2019 D (NR/Aa1)(e)
3,835,000	5.000	07/01/2024	4,469,769
Washington State Motor Vehicle Fuel Tax GO Bonds for SR 520 Corridor Program Toll Revenue Series 2012 C (AA+/Aaa)
1,685,000	5.000	06/01/2023	1,788,560
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2011 C (AA+/Aaa)
10,000,000	5.000	07/01/2022	10,276,300
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013 B (AA+/Aaa)
5,000,000	5.000	07/01/2024	5,504,750
Washington State Various Purpose GO Bonds Series 2011 A (AA+/Aaa)(a)
17,845,000	5.000	08/01/2020	18,398,909
Washington State Various Purpose GO Bonds Series 2011 B (AA+/Aaa)(a)
10,000,000	5.250	02/01/2021	10,521,900
Washington State Various Purpose GO Bonds Series 2012 D (AA+/Aaa)(a)
17,375,000	5.000	02/01/2022	18,854,134
Washington State Various Purpose GO Bonds Series 2013 A (AA+/Aaa)
9,130,000	5.000	08/01/2020	9,411,843
Washington State Various Purpose GO Refunding Bonds Series R-2010B (AA+/Aaa)
10,570,000	5.000	01/01/2023	10,666,715
15,920,000	5.000	01/01/2024	16,065,668
Washington State Various Purpose GO Refunding Bonds Series R-2013C (AA+/Aaa)
6,500,000	5.000	07/01/2025	7,374,185

			217,868,961

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date			Value

Municipal Bonds – (continued)
West Virginia – 0.1%
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2009 A (A-/Baa1)(b)(c)
$2,900,000	2.625%		06/01/2022		$2,982,244
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. – Amos Project Series 2011 A (AMT) (A-/Baa1)(b)(c)
3,500,000	1.700		09/01/2020		3,498,075
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
385,000	5.000		01/01/2020		388,222
570,000	5.000		01/01/2021		593,501
540,000	5.000		01/01/2022		579,631
550,000	5.000		01/01/2023		607,024

					8,648,697

Wisconsin – 2.1%
State of Wisconsin Environmental Improvement Fund RB Series 2018 A (AAA/NR)
7,905,000	5.000		06/01/2022		8,683,643
State of Wisconsin GO Unlimited Bonds Series 2011 B (AA/Aa1)(a)
7,170,000	5.000		05/01/2021		7,585,932
State of Wisconsin GO Unlimited Bonds Series 2014 A (AA/Aa1)(a)
11,145,000	5.000		05/01/2022		12,208,902
State of Wisconsin GO Unlimited Refunding Bonds Series 2017 (AA/Aa1)
5,410,000	5.000		11/01/2021		5,827,868
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-4 (AA/Aa3)(b)
4,000,000	(SIFMA Municipal Swap Index Yield + 0.65%), 2.140		07/31/2024		4,012,840
Wisconsin State GO Bonds Series 2014 B (AA/Aa1)
2,575,000	5.000		05/01/2021		2,726,873
Wisconsin State GO Bonds Series 2015 A (AA/Aa1)(a)
40,860,000	5.000		05/01/2023		46,147,284
Wisconsin State GO Bonds Series 2018 A (AA/Aa1)
16,090,000	5.000		05/01/2021		17,038,988
16,555,000	5.000		05/01/2022		18,131,202
9,495,000	5.000		05/01/2023		10,735,142
Wisconsin State GO Refunding Bonds Series 2013-1 (AA/Aa1)
17,825,000	5.000		05/01/2022		19,522,118

					152,620,792

TOTAL MUNICIPAL BONDS
(Cost $7,076,726,358)					$7,198,008,388

U.S. Treasury Obligation – 0.3%
U.S. Treasury Notes
$25,000,000		1.375%		02/15/2020		$24,946,289
(Cost $24,906,334)

TOTAL INVESTMENTS – 99.2%
(Cost $7,101,632,692)						$7,222,954,677

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%						54,902,385

NET ASSETS – 100.0%						$7,277,857,062

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(e)	When-issued security.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(h)	Zero coupon bond until next reset date.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BAM	—Build America Mutual Assurance Co.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	—Commonwealth Guaranteed
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
Mo.	—Month
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PILOT	—Payment in Lieu of Taxes
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SCH BD GTY	—School Bond Guaranty
SCH BD RES FD	—School Bond Reserve Fund
SCSDE	—South Carolina State Department of Education
SD CRED PROG	—School District Credit Program
SIFMA	—The Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
U.S.	—United States
USD	—United States Dollar
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.160%	Bank of America NA	03/20/2023	USD 5,000	$143,096	$(86,051)	$229,147

California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.160	JPMorgan Chase Bank NA	03/20/2023	10,000	286,191	(172,101)	458,292

TOTAL						$429,287	$(258,152)	$687,439

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Short Duration Tax-Free Fund
Assets:
Investments in unaffiliated issuers, at value (cost $6,511,134,443, $7,476,406,195 and $7,101,632,692)	$6,829,933,756	$8,238,828,885	$7,222,954,677
Cash	52,193,635	13,149,311	38,298,205
Receivables:
Collateral on certain derivative contracts(a)	81,136,399	77,224,363	—
Interest	71,223,642	101,371,385	75,557,111
Fund shares sold	30,441,355	12,245,760	38,265,196
Reimbursement from investment adviser	62,790	83,819	118,080
Variation margin on swaps	2,039,900	1,927,767	—
Unrealized gain on swap contracts	91,659	2,345,180	687,439
Other assets	354,334	229,168	140,937
Total assets	7,067,477,470	8,447,405,638	7,376,021,645

Liabilities:
Variation margin on futures	9,246	—	—
Payables:
Investments purchased on an extended-settlement basis	144,981,643	31,322,896	54,596,751
Fund shares redeemed	6,854,895	11,203,177	14,220,701
Management fees	2,068,244	3,447,238	2,017,424
Income distribution	1,458,519	758,915	1,259,000
Distribution and Service fees and Transfer Agency fees	702,525	412,151	236,523
Upfront payments received on swap contracts	34,420	944,581	258,152
Investments purchased	11,052	—	25,062,043
Collateral on certain derivative contracts(a)	—	1,330,000	250,000
Accrued expenses	70,101	196,322	263,989
Total liabilities	156,190,645	49,615,280	98,164,583

Net Assets:
Paid-in capital	6,716,603,243	7,812,837,132	7,170,296,902
Total distributable earnings (loss)	194,683,582	584,953,226	107,560,160
NET ASSETS	$6,911,286,825	$8,397,790,358	$7,277,857,062
Net Assets:
Class A	$1,209,644,094	$437,340,119	$120,794,411
Class C	122,744,772	76,218,012	14,759,646
Institutional	3,251,131,179	983,526,464	1,583,333,043
Service	232,235	—	164,645
Investor	759,706,231	308,490,919	80,730,514
Class P	1,501,757,994	6,592,203,191	5,472,465,251
Class R6	66,070,320	11,653	5,609,552
Total Net Assets	$6,911,286,825	$8,397,790,358	$7,277,857,062
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	74,194,811	42,692,752	11,253,871
Class C	7,525,815	7,438,241	1,376,679
Institutional	199,509,710	95,993,252	147,727,085
Service	14,176	—	15,358
Investor	46,651,292	30,082,339	7,531,094
Class P	92,112,163	643,933,588	510,785,371
Class R6	4,053,057	1,138	523,612
Net asset value, offering and redemption price per share:(b)
Class A	$16.30	$10.24	$10.73
Class C	16.31	10.25	10.72
Institutional	16.30	10.25	10.72
Service	16.38	—	10.72
Investor	16.29	10.25	10.72
Class P	16.30	10.24	10.71
Class R6	16.30	10.24	10.71

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Fund	Futures	Swaps
Dynamic Municipal Income	$195,360	$80,941,039
High Yield Municipal	—	75,894,363
Short Duration Tax-Free	—	(250,000)

(b)	Maximum public offering price per share for Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds is $16.94, $10.72 and $10.89, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Short Duration Tax-Free Fund
Investment income:

Interest	$88,234,728	$173,874,615	$75,982,683

Expenses:

Management fees	10,057,255	19,757,927	11,814,619

Transfer Agency fees(a)	1,847,166	1,586,108	1,219,768

Distribution and Service fees(a)	1,786,866	865,902	229,914

Registration fees	210,623	229,551	327,444

Professional fees	157,394	184,779	153,861

Custody, accounting and administrative services	157,042	273,906	325,198

Printing and mailing costs	40,727	42,909	39,312

Trustee fees	12,320	14,917	14,604

Service share fees — Service and Shareholder Administration Plan	490	—	632

Other	34,756	58,528	49,121

Total expenses	14,304,639	23,014,527	14,174,473

Less — expense reductions	(666,022)	(962,147)	(965,319)

Net expenses	13,638,617	22,052,380	13,209,154

NET INVESTMENT INCOME	74,596,111	151,822,235	62,773,529

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,687,921	6,120,765	3,530,700

Futures contracts	(1,463,911)	—	—

Swap contracts	(90,575,062)	(55,133,677)	110,972

Rate lock forward contracts	—	—	225,000

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	181,524,444	331,330,416	43,751,698

Futures contracts	461,261	—	—

Swap contracts	(4,866,380)	(31,386,924)	(68,598)

Net realized and unrealized gain	88,768,273	250,930,580	47,549,772

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$163,364,384	$402,752,815	$110,323,301

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or Service Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Service	Investor	Class P	Class R6
Dynamic Municipal Income	$1,261,794	$525,072	$656,126	$68,259	$505,498	$39	$405,021	$204,009	$8,214
High Yield Municipal	518,213	347,689	269,468	45,199	171,882	—	167,236	932,321	2
Short Duration Tax-Free	153,118	76,796	79,621	9,983	307,694	50	47,226	774,436	758

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Dynamic Municipal Income Fund		High Yield Municipal Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$74,596,111	$85,346,051	$151,822,235		$257,598,234

Net realized loss	(88,351,052)	(27,894,818)	(49,012,912)		(56,993,959)

Net change in unrealized gain	177,119,325	119,562,530	299,943,492		285,381,226
Net increase in net assets resulting from operations	163,364,384	177,013,763	402,752,815		485,985,501

Distributions to shareholders:

From distributable earnings:

Class A Shares	(12,192,134)	(13,157,456)	(7,206,433)		(11,520,534)

Class C Shares	(875,423)	(1,172,647)	(946,101)		(1,711,565)

Institutional Shares	(34,868,230)	(39,981,041)	(16,201,632)		(79,994,592)

Service Shares	(2,189)	(957)	—		—

Investor Shares	(8,307,639)	(8,509,026)	(4,781,442)		(5,382,354)

Class P Shares(a)	(18,873,187)	(20,886,847)	(117,615,165)		(149,478,898)

Class R6 Shares	(758,129)	(264,944)	(215)		(433)
Total distributions to shareholders	(75,876,931)	(83,972,918)	(146,750,988)		(248,088,376)

From share transactions:

Proceeds from sales of shares	2,765,756,050	3,958,016,654	1,421,566,177		7,296,301,940

Reinvestment of distributions	67,273,801	73,770,862	142,190,708		240,537,834

Cost of shares redeemed	(441,266,611)	(1,511,981,331)	(724,632,466	)(b)	(5,893,955,119	)(c)

Net increase in net assets resulting from share transactions	2,391,763,240	2,519,806,185	839,124,419		1,642,884,655

TOTAL INCREASE	2,479,250,693	2,612,847,030	1,095,126,246		1,880,781,780

Net Assets:
Beginning of period	4,432,036,132	1,819,189,102	7,302,664,112		5,421,882,332

End of period	$6,911,286,825	$4,432,036,132	$8,397,790,358		$7,302,664,112

(a)	Commenced operations on April 20, 2018.
(b)	Net of $90,659 of redemption fees.
(c)	Net of $637,125 of redemption fees.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short Duration Tax-Free Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$62,773,529	$102,104,189

Net realized gain (loss)	3,866,672	(29,478,088)

Net change in unrealized gain	43,683,100	125,732,256
Net increase in net assets resulting from operations	110,323,301	198,358,357

Distributions to shareholders:

From distributable earnings:

Class A Shares	(948,207)	(1,553,290)

Class C Shares	(88,143)	(184,887)

Institutional Shares	(14,203,998)	(40,352,934)

Service Shares	(1,719)	(3,628)

Investor Shares	(651,446)	(623,125)

Class P Shares(a)	(47,878,401)	(56,450,528)

Class R6 Shares	(46,922)	(18,784)
Total distributions to shareholders	(63,818,836)	(99,187,176)

From share transactions:

Proceeds from sales of shares	1,863,773,824	7,632,105,500

Reinvestment of distributions	56,026,103	88,168,766

Cost of shares redeemed	(1,348,515,934)	(6,235,205,237)

Net increase in net assets resulting from share transactions	571,283,993	1,485,069,029

TOTAL INCREASE	617,788,458	1,584,240,210

Net Assets:
Beginning of period	6,660,068,604	5,075,828,394

End of period	$7,277,857,062	$6,660,068,604

(a)	Commenced operations on April 20, 2018.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$16.02		$15.59	$15.46	$15.69	$15.81	$15.45

Net investment income(a)	0.19		0.44	0.47	0.52	0.56	0.60

Net realized and unrealized gain (loss)	0.29		0.42	0.11	(0.25)	(0.14)	0.32

Total from investment operations	0.48		0.86	0.58	0.27	0.42	0.92

Distributions to shareholders from net investment income	(0.20)		(0.43)	(0.45)	(0.50)	(0.54)	(0.56)

Net asset value, end of period	$16.30		$16.02	$15.59	$15.46	$15.69	$15.81

Total return(b)	2.99%		5.62%	3.81%	1.73%	2.70%	6.00%

Net assets, end of period (in 000s)	$1,209,644		$769,894	$315,142	$218,699	$177,985	$172,221

Ratio of net expenses to average net assets	0.73	%(c)	0.74%	0.76%	0.78%	0.78%	0.78%

Ratio of total expenses to average net assets	0.76	%(c)	0.78%	0.85%	0.98%	0.99%	1.01%

Ratio of net investment income to average net assets	2.38	%(c)	2.78%	2.98%	3.34%	3.62%	3.79%

Portfolio turnover rate(d)	3%		16%	12%	28%	15%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$16.03		$15.60	$15.47	$15.69	$15.82	$15.46

Net investment income(a)	0.13		0.32	0.35	0.41	0.45	0.48

Net realized and unrealized gain (loss)	0.29		0.42	0.12	(0.25)	(0.16)	0.32

Total from investment operations	0.42		0.74	0.47	0.16	0.29	0.80

Distributions to shareholders from net investment income	(0.14)		(0.31)	(0.34)	(0.38)	(0.42)	(0.44)

Net asset value, end of period	$16.31		$16.03	$15.60	$15.47	$15.69	$15.82

Total return(b)	2.61%		4.83%	3.03%	1.04%	1.86%	5.21%

Net assets, end of period (in 000s)	$122,745		$83,931	$47,379	$42,353	$30,116	$22,182

Ratio of net expenses to average net assets	1.49	%(c)	1.49%	1.51%	1.53%	1.54%	1.53%

Ratio of total expenses to average net assets	1.51	%(c)	1.53%	1.60%	1.73%	1.75%	1.76%

Ratio of net investment income to average net assets	1.63	%(c)	2.04%	2.23%	2.59%	2.87%	3.04%

Portfolio turnover rate(d)	3%		16%	12%	28%	15%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$16.02		$15.59	$15.46	$15.68	$15.81	$15.45

Net investment income(a)	0.22		0.49	0.52	0.58	0.62	0.65

Net realized and unrealized gain (loss)	0.29		0.43	0.12	(0.25)	(0.16)	0.32

Total from investment operations	0.51		0.92	0.64	0.33	0.46	0.97

Distributions to shareholders from net investment income	(0.23)		(0.49)	(0.51)	(0.55)	(0.59)	(0.61)

Net asset value, end of period	$16.30		$16.02	$15.59	$15.46	$15.68	$15.81

Total return(b)	3.17%		5.97%	4.17%	2.13%	2.98%	6.36%

Net assets, end of period (in 000s)	$3,251,131		$1,858,949	$1,296,146	$774,777	$486,485	$393,120

Ratio of net expenses to average net assets	0.39	%(c)	0.40%	0.42%	0.44%	0.44%	0.44%

Ratio of total expenses to average net assets	0.42	%(c)	0.44%	0.51%	0.64%	0.65%	0.67%

Ratio of net investment income to average net assets	2.73	%(c)	3.14%	3.32%	3.67%	3.96%	4.12%

Portfolio turnover rate(d)	3%		16%	12%	28%	15%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Service Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$16.10		$15.66	$15.54	$15.77	$15.89	$15.53

Net investment income(a)	0.18		0.42	0.44	0.50	0.54	0.58

Net realized and unrealized gain (loss)	0.29		0.43	0.11	(0.25)	(0.15)	0.32

Total from investment operations	0.47		0.85	0.55	0.25	0.39	0.90

Distributions to shareholders from net investment income	(0.19)		(0.41)	(0.43)	(0.48)	(0.51)	(0.54)

Net asset value, end of period	$16.38		$16.10	$15.66	$15.54	$15.77	$15.89

Total return(b)	2.90%		5.50%	3.58%	1.57%	2.53%	5.79%

Net assets, end of period (in 000s)	$232		$38	$36	$36	$36	$39

Ratio of net expenses to average net assets	0.89	%(c)	0.90%	0.92%	0.94%	0.94%	0.94%

Ratio of total expenses to average net assets	0.91	%(c)	0.93%	1.01%	1.14%	1.16%	1.16%

Ratio of net investment income to average net assets	2.21	%(c)	2.65%	2.83%	3.19%	3.46%	3.62%

Portfolio turnover rate(d)	3%		16%	12%	28%	15%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Investor Shares(a)
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$16.00		$15.57	$15.45	$15.67	$15.79	$15.43

Net investment income(b)	0.21		0.48	0.50	0.56	0.60	0.63

Net realized and unrealized gain (loss)	0.30		0.42	0.11	(0.24)	(0.15)	0.33

Total from investment operations	0.51		0.90	0.61	0.32	0.45	0.96

Distributions to shareholders from net investment income	(0.22)		(0.47)	(0.49)	(0.54)	(0.57)	(0.60)

Net asset value, end of period	$16.29		$16.00	$15.57	$15.45	$15.67	$15.79

Total return(c)	3.19%		5.88%	4.01%	2.03%	2.95%	6.27%

Net assets, end of period (in 000s)	$759,706		$480,724	$160,475	$65,306	$9,684	$5,728

Ratio of net expenses to average net assets	0.48	%(d)	0.49%	0.51%	0.53%	0.53%	0.53%

Ratio of total expenses to average net assets	0.51	%(d)	0.53%	0.59%	0.73%	0.74%	0.76%

Ratio of net investment income to average net assets	2.63	%(d)	3.03%	3.22%	3.57%	3.87%	4.00%

Portfolio turnover rate(e)	3%		16%	12%	28%	15%	14%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)		April 20, 2018* to March 31, 2019
Per Share Data

Net asset value, beginning of period	$16.02		$15.65

Net investment income(a)	0.22		0.46

Net realized and unrealized gain	0.29		0.36

Total from investment operations	0.51		0.82

Distributions to shareholders from net investment income	(0.23)		(0.45)

Net asset value, end of period	$16.30		$16.02

Total return(b)	3.17%		5.35%

Net assets, end of period (in 000s)	$1,501,758		$1,193,566

Ratio of net expenses to average net assets	0.38	%(c)	0.39	%(c)

Ratio of total expenses to average net assets	0.41	%(c)	0.43	%(c)

Ratio of net investment income to average net assets	2.74	%(c)	3.11	%(c)

Portfolio turnover rate(d)	3%		16%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	November 30, 2017* to March 31, 2018
Per Share Data

Net asset value, beginning of period	$16.02		$15.59	$15.56

Net investment income(a)	0.22		0.49	0.17

Net realized and unrealized gain	0.29		0.43	0.03

Total from investment operations	0.51		0.92	0.20

Distributions to shareholders from net investment income	(0.23)		(0.49)	(0.17)

Net asset value, end of period	$16.30		$16.02	$15.59

Total return(b)	3.17%		5.98%	1.27%

Net assets, end of period (in 000s)	$66,070		$44,934	$10

Ratio of net expenses to average net assets	0.38	%(c)	0.39%	0.40	%(c)

Ratio of total expenses to average net assets	0.41	%(c)	0.42%	0.43	%(c)

Ratio of net investment income to average net assets	2.74	%(c)	3.11%	3.28	%(c)

Portfolio turnover rate(d)	3%		16%	12%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.91		$9.55	$9.35	$9.36	$9.34	$8.93

Net investment income(a)	0.18		0.38	0.38	0.47	0.46	0.45

Net realized and unrealized gain (loss)	0.33		0.35	0.18	(0.06)	(0.02)	0.38

Total from investment operations	0.51		0.73	0.56	0.41	0.44	0.83

Distributions to shareholders from net investment income	(0.18)		(0.37)	(0.36)	(0.42)	(0.42)	(0.42)

Net asset value, end of period	$10.24		$9.91	$9.55	$9.35	$9.36	$9.34

Total return(b)	5.14%		7.79%	6.10%	4.48%	4.89%	9.47%

Net assets, end of period (in 000s)	$437,340		$377,942	$250,436	$234,550	$262,193	$257,803

Ratio of net expenses to average net assets	0.84	%(c)	0.85%	0.85%	0.85%	0.86%	0.86%

Ratio of total expenses to average net assets	0.91	%(c)	0.92%	0.92%	0.92%	0.93%	0.93%

Ratio of net investment income to average net assets	3.61	%(c)	3.97%	4.00%	4.93%	4.98%	4.89%

Portfolio turnover rate(d)	5%		16%	16%	31%	11%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.91		$9.55	$9.35	$9.36	$9.34	$8.93

Net investment income(a)	0.14		0.31	0.31	0.40	0.39	0.38

Net realized and unrealized gain (loss)	0.34		0.35	0.18	(0.06)	(0.02)	0.39

Total from investment operations	0.48		0.66	0.49	0.34	0.37	0.77

Distributions to shareholders from net investment income	(0.14)		(0.30)	(0.29)	(0.35)	(0.35)	(0.36)

Net asset value, end of period	$10.25		$9.91	$9.55	$9.35	$9.36	$9.34

Total return(b)	4.85%		6.99%	5.30%	3.70%	4.11%	8.66%

Net assets, end of period (in 000s)	$76,218		$60,899	$59,381	$66,772	$73,498	$81,018

Ratio of net expenses to average net assets	1.60	%(c)	1.60%	1.60%	1.60%	1.62%	1.61%

Ratio of total expenses to average net assets	1.66	%(c)	1.67%	1.67%	1.67%	1.68%	1.68%

Ratio of net investment income to average net assets	2.85	%(c)	3.22%	3.25%	4.18%	4.24%	4.14%

Portfolio turnover rate(d)	5%		16%	16%	31%	11%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.91		$9.55	$9.36	$9.36	$9.34	$8.93

Net investment income(a)	0.20		0.41	0.41	0.49	0.48	0.48

Net realized and unrealized gain (loss)	0.33		0.35	0.17	(0.04)	(0.01)	0.38

Total from investment operations	0.53		0.76	0.58	0.45	0.47	0.86

Distributions to shareholders from net investment income	(0.19)		(0.40)	(0.39)	(0.45)	(0.45)	(0.45)

Net asset value, end of period	$10.25		$9.91	$9.55	$9.36	$9.36	$9.34

Total return(b)	5.40%		8.10%	6.29%	4.88%	5.19%	9.79%

Net assets, end of period (in 000s)	$983,526		$699,635	$5,026,846	$4,284,703	$3,754,010	$3,005,752

Ratio of net expenses to average net assets	0.55	%(c)	0.56%	0.56%	0.56%	0.57%	0.57%

Ratio of total expenses to average net assets	0.57	%(c)	0.58%	0.58%	0.58%	0.59%	0.59%

Ratio of net investment income to average net assets	3.91	%(c)	4.27%	4.29%	5.23%	5.25%	5.18%

Portfolio turnover rate(d)	5%		16%	16%	31%	11%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Investor Shares(a)
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.92		$9.56	$9.37	$9.37	$9.35	$8.93

Net investment income(b)	0.20		0.41	0.41	0.50	0.48	0.48

Net realized and unrealized gain (loss)	0.32		0.34	0.17	(0.05)	(0.01)	0.39

Total from investment operations	0.52		0.75	0.58	0.45	0.47	0.87

Distributions to shareholders from net investment income	(0.19)		(0.39)	(0.39)	(0.45)	(0.45)	(0.45)

Net asset value, end of period	$10.25		$9.92	$9.56	$9.37	$9.37	$9.35

Total return(c)	5.27%		8.05%	6.26%	4.81%	5.15%	9.86%

Net assets, end of period (in 000s)	$308,491		$202,256	$85,209	$42,152	$20,741	$17,265

Ratio of net expenses to average net assets	0.59	%(d)	0.60%	0.60%	0.60%	0.61%	0.61%

Ratio of total expenses to average net assets	0.66	%(d)	0.66%	0.67%	0.67%	0.68%	0.68%

Ratio of net investment income to average net assets	3.85	%(d)	4.21%	4.26%	5.25%	5.22%	5.13%

Portfolio turnover rate(e)	5%		16%	16%	31%	11%	14%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)		April 20, 2018* to March 31, 2019
Per Share Data

Net asset value, beginning of period	$9.90		$9.60

Net investment income(a)	0.20		0.39

Net realized and unrealized gain	0.33		0.28

Total from investment operations	0.53		0.67

Distributions to shareholders from net investment income	(0.19)		(0.37)

Net asset value, end of period	$10.24		$9.90

Total return(b)	5.41%		7.14%

Net assets, end of period (in 000s)	$6,592,203		$5,961,922

Ratio of net expenses to average net assets	0.54	%(c)	0.55	%(c)

Ratio of total expenses to average net assets	0.56	%(c)	0.57	%(c)

Ratio of net investment income to average net assets	3.92	%(c)	4.27	%(c)

Portfolio turnover rate(d)	5%		16%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	November 30, 2017* to March 31, 2018
Per Share Data

Net asset value, beginning of period	$9.91		$9.55	$9.46

Net investment income(a)	0.20		0.41	0.14

Net realized and unrealized gain	0.32		0.35	0.08

Total from investment operations	0.52		0.76	0.22

Distributions to shareholders from net investment income	(0.19)		(0.40)	(0.13)

Net asset value, end of period	$10.24		$9.91	$9.55

Total return(b)	5.29%		8.09%	2.33%

Net assets, end of period (in 000s)	$12		$11	$10

Ratio of net expenses to average net assets	0.55	%(c)	0.55%	0.57	%(c)

Ratio of total expenses to average net assets	0.58	%(c)	0.55%	0.60	%(c)

Ratio of net investment income to average net assets	3.91	%(c)	4.28%	4.36	%(c)

Portfolio turnover rate(d)	5%		16%	16%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.66		$10.48	$10.52	$10.56	$10.59	$10.57

Net investment income(a)	0.08		0.16	0.12	0.12	0.10	0.10

Net realized and unrealized gain (loss)	0.07		0.17	(0.04)	(0.05)	(0.04)	0.01

Total from investment operations	0.15		0.33	0.08	0.07	0.06	0.11

Distributions to shareholders from net investment income	(0.08)		(0.15)	(0.12)	(0.11)	(0.09)	(0.09)

Distributions to shareholders from net realized gains	—		—	—	— (b)	— (b)	— (b)

Total distributions	(0.08)		(0.15)	(0.12)	(0.11)	(0.09)	(0.09)

Net asset value, end of period	$10.73		$10.66	$10.48	$10.52	$10.56	$10.59

Total return(c)	1.44%		3.20%	0.74%	0.63%	0.62%	1.01%

Net assets, end of period (in 000s)	$120,794		$119,675	$97,703	$124,586	$147,949	$189,890

Ratio of net expenses to average net assets	0.68	%(d)	0.69%	0.68%	0.70%	0.73%	0.73%

Ratio of total expenses to average net assets	0.75	%(d)	0.75%	0.75%	0.76%	0.76%	0.76%

Ratio of net investment income to average net assets	1.54	%(d)	1.51%	1.18%	1.09%	0.98%	0.90%

Portfolio turnover rate(e)	7%		44%	35%	40%	24%	24%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.65		$10.47	$10.51	$10.55	$10.58	$10.55

Net investment income(a)	0.06		0.12	0.09	0.07	0.06	0.05

Net realized and unrealized gain (loss)	0.07		0.17	(0.05)	(0.05)	(0.04)	0.02

Total from investment operations	0.13		0.29	0.04	0.02	0.02	0.07

Distributions to shareholders from net investment income	(0.06)		(0.11)	(0.08)	(0.06)	(0.05)	(0.04)

Distributions to shareholders from net realized gains	—		—	—	— (b)	— (b)	— (b)

Total distributions	(0.06)		(0.11)	(0.08)	(0.06)	(0.05)	(0.04)

Net asset value, end of period	$10.72		$10.65	$10.47	$10.51	$10.55	$10.58

Total return(c)	1.24%		2.80%	0.34%	0.23%	0.22%	0.71%

Net assets, end of period (in 000s)	$14,760		$15,681	$19,813	$23,220	$33,787	$35,443

Ratio of net expenses to average net assets	1.09	%(d)	1.09%	1.08%	1.10%	1.13%	1.13%

Ratio of total expenses to average net assets	1.50	%(d)	1.50%	1.50%	1.51%	1.51%	1.51%

Ratio of net investment income to average net assets	1.14	%(d)	1.10%	0.81%	0.69%	0.58%	0.50%

Portfolio turnover rate(e)	7%		44%	35%	40%	24%	24%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.64		$10.47	$10.50	$10.54	$10.58	$10.55

Net investment income(a)	0.10		0.19	0.16	0.15	0.14	0.13

Net realized and unrealized gain (loss)	0.08		0.16	(0.04)	(0.05)	(0.05)	0.02

Total from investment operations	0.18		0.35	0.12	0.10	0.09	0.15

Distributions to shareholders from net investment income	(0.10)		(0.18)	(0.15)	(0.14)	(0.13)	(0.12)

Distributions to shareholders from net realized gains	—		—	—	— (b)	— (b)	— (b)

Total distributions	(0.10)		(0.18)	(0.15)	(0.14)	(0.13)	(0.12)

Net asset value, end of period	$10.72		$10.64	$10.47	$10.50	$10.54	$10.58

Total return(c)	1.69%		3.42%	1.15%	0.94%	0.86%	1.45%

Net assets, end of period (in 000s)	$1,583,333		$1,488,011	$4,936,410	$4,448,309	$4,316,949	$4,100,431

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.38%	0.39%	0.39%	0.39%

Ratio of total expenses to average net assets	0.41	%(d)	0.41%	0.41%	0.42%	0.42%	0.41%

Ratio of net investment income to average net assets	1.84	%(d)	1.77%	1.52%	1.41%	1.32%	1.23%

Portfolio turnover rate(e)	7%		44%	35%	40%	24%	24%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Service Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.64		$10.47	$10.50	$10.54	$10.58	$10.55

Net investment income(a)	0.07		0.14	0.11	0.10	0.09	0.08

Net realized and unrealized gain (loss)	0.08		0.16	(0.04)	(0.05)	(0.05)	0.02

Total from investment operations	0.15		0.30	0.07	0.05	0.04	0.10

Distributions to shareholders from net investment income	(0.07)		(0.13)	(0.10)	(0.09)	(0.08)	(0.07)

Distributions to shareholders from net realized gains	—		—	—	— (b)	— (b)	— (b)

Total distributions	(0.07)		(0.13)	(0.10)	(0.09)	(0.08)	(0.07)

Net asset value, end of period	$10.72		$10.64	$10.47	$10.50	$10.54	$10.58

Total return(c)	1.43%		2.90%	0.65%	0.44%	0.36%	0.96%

Net assets, end of period (in 000s)	$165		$293	$287	$263	$161	$60

Ratio of net expenses to average net assets	0.88	%(d)	0.89%	0.88%	0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	0.91	%(d)	0.91%	0.91%	0.92%	0.92%	0.92%

Ratio of net investment income to average net assets	1.35	%(d)	1.31%	1.03%	0.91%	0.82%	0.76%

Portfolio turnover rate(e)	7%		44%	35%	40%	24%	24%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Investor Shares(a)
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.64		$10.47	$10.51	$10.55	$10.58	$10.55

Net investment income(b)	0.09		0.19	0.16	0.14	0.13	0.12

Net realized and unrealized gain (loss)	0.09		0.16	(0.05)	(0.05)	(0.04)	0.02

Total from investment operations	0.18		0.35	0.11	0.09	0.09	0.14

Distributions to shareholders from net investment income	(0.10)		(0.18)	(0.15)	(0.13)	(0.12)	(0.11)

Distributions to shareholders from net realized gains	—		—	—	— (c)	— (c)	— (c)

Total distributions	(0.10)		(0.18)	(0.15)	(0.13)	(0.12)	(0.11)

Net asset value, end of period	$10.72		$10.64	$10.47	$10.51	$10.55	$10.58

Total return(d)	1.66%		3.37%	1.01%	0.88%	0.87%	1.36%

Net assets, end of period (in 000s)	$80,731		$65,719	$21,605	$10,002	$3,526	$3,661

Ratio of net expenses to average net assets	0.43	%(e)	0.44%	0.43%	0.45%	0.48%	0.48%

Ratio of total expenses to average net assets	0.50	%(e)	0.50%	0.50%	0.51%	0.51%	0.51%

Ratio of net investment income to average net assets	1.79	%(e)	1.79%	1.48%	1.37%	1.23%	1.16%

Portfolio turnover rate(f)	7%		44%	35%	40%	24%	24%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)		April 20, 2018* to March 31, 2019
Per Share Data

Net asset value, beginning of period	$10.64		$10.46

Net investment income(a)	0.10		0.18

Net realized and unrealized gain	0.07		0.17

Total from investment operations	0.17		0.35

Distributions to shareholders from net investment income	(0.10)		(0.17)

Net asset value, end of period	$10.71		$10.64

Total return(b)	1.60%		3.42%

Net assets, end of period (in 000s)	$5,472,465		$4,965,675

Ratio of net expenses to average net assets	0.37	%(c)	0.38	%(c)

Ratio of total expenses to average net assets	0.40	%(c)	0.40	%(c)

Ratio of net investment income to average net assets	1.85	%(c)	1.86	%(c)

Portfolio turnover rate(d)	7%		44%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	November 30, 2017* to March 31, 2018
Per Share Data

Net asset value, beginning of period	$10.64		$10.46	$10.45

Net investment income(a)	0.10		0.21	0.06

Net realized and unrealized gain	0.07		0.15	—	(b)

Total from investment operations	0.17		0.36	0.06

Distributions to shareholders from net investment income	(0.10)		(0.18)	(0.05)

Net asset value, end of period	$10.71		$10.64	$10.46

Total return(c)	1.60%		3.51%	0.61%

Net assets, end of period (in 000s)	$5,610		$5,014	$10

Ratio of net expenses to average net assets	0.37	%(d)	0.38%	0.36	%(d)

Ratio of total expenses to average net assets	0.40	%(d)	0.40%	0.38	%(d)

Ratio of net investment income to average net assets	1.85	%(d)	1.96%	1.64	%(d)

Portfolio turnover rate(e)	7%		44%	35%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Dynamic Municipal Income, Short Duration Tax-Free	A, C, Institutional, Service, Investor, P and R6	Diversified
High Yield Municipal	A, C, Institutional, Investor, P and R6	Diversified

Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 3.75%, 4.50% and 1.50%, respectively. Class C Shares of Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, 1.00% and 0.65%, respectively, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Redemption Fees — A 2% redemption fee is imposed on the redemption of shares (including by exchange) of the High Yield Municipal Fund held for 60 calendar days or less. For this purpose, the High Yield Municipal Fund uses a first-in first-out

143

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to the Fund and are reflected as a reduction in share redemptions. Redemption fees are credited to Paid-in Capital and are allocated to each share class of the Fund on a pro-rata basis.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as

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GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A rate lock forward is a type of forward contract between a Fund and a rate lock provider pursuant to which the parties agree to make payments to each other based on a notional amount, contingent upon whether the referenced obligation is above or below a specified yield level on the termination date of the contract.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

145

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

146

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$6,823,362,546	$—

Corporate Bonds	—	6,571,210	—

Total	$—	$6,829,933,756	$—

Derivative Type

Assets(a)

Credit Default Swap Contracts	$—	$91,659	$—

Futures Contracts	157,934	—	—

Total	$157,934	$91,659	$—

Liabilities(a)

Interest Rate Swap Contracts		$(18,162,776)	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$8,217,289,329	$—

Corporate Bonds	—	21,539,556	—

Total	$—	$8,238,828,885	$—

Derivative Type

Assets(a)

Credit Default Swap Contracts	$—	$2,345,180	$—

Liabilities(a)

Interest Rate Swap Contracts	$—	$(21,121,280)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$7,198,008,388	$—

U.S Treasury Obligation	24,946,289	—	—

Total	$24,946,289	$7,198,008,388	$—

Derivative Type

Assets(a)

Credit Default Swap Contracts	$—	$687,439	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

147

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2019. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

DYNAMIC MUNICIPAL INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$91,659		—	$—
Interest Rate	Variation margin on futures contracts	157,934	(a)	Variation margin on swap contracts	(18,162,776)	(a)
Total		$249,593			$(18,162,776)

HIGH YIELD MUNICIPAL
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$2,345,180		—	$—
Interest Rate	—	—		Variation margin on swaps contracts	(21,121,280)	(a)
Total		$2,345,180			$(21,121,280)

SHORT DURATION TAX-FREE
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$687,439		—	$—

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of September 30, 2019 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

DYNAMIC MUNICIPAL INCOME
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$15,197	$(9,146)	2
Interest Rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contract and swap contracts	(92,054,170)	(4,395,973)	44
Total		$(92,038,973)	$(4,405,119)	46

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GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

HIGH YIELD MUNICIPAL
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$529,760	$(163,669)	7
Interest Rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(55,663,437)	(31,223,255)	2
Total		$(55,133,677)	$(31,386,924)	9

SHORT DURATION TAX-FREE
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$110,972	$(68,598)	2
Interest Rate	Net realized gain (loss) from rate lock forward contracts/Net change in unrealized gain (loss) on rate lock forward contracts	225,000	—	1
Total		$335,972	$(68,598)	3

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2019.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2019, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^
Dynamic Municipal Income	0.40%	0.36%	0.34%	0.34%	0.33%	0.36%	0.36%
High Yield Municipal	0.55	0.55	0.50	0.48	0.47	0.51	0.51
Short Duration Tax-Free	0.39	0.35	0.33	0.33	0.32	0.34	0.34

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

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GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service
Distribution and/or Service Plan	0.25%	0.75%	0.25%

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

For the six months ended September 30, 2019, Goldman Sachs agreed to waive a portion of the distribution and service fees equal to 0.35% as an annual percentage rate of the average daily net assets attributable to Class C Shares of the Short Duration Tax-Free Fund. This arrangement will remain in place through at least July 29, 2020. Prior to such date, Goldman Sachs may not terminate this arrangement without the approval of the Trustees.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2019, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Dynamic Municipal Income	$58,818	$3
High Yield Municipal	43,819	—
Short Duration Tax-Free	3,178	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.13% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.03% and 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal and Short Duration Tax-Free Funds, respectively.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

This arrangement will remain in effect through at least July 29, 2020, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Trustees. Prior to July 30, 2019, Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Funds is 0.004%. These Other Expense limitations will remain in place through at least July 29, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Fee Waivers
Fund	Class C Distribution and Service Fee	Transfer Agency Waivers/Credits		Other Expense Reimbursement	Custody Fee Credits	Total Expense Reductions
Dynamic Municipal Income	$—	$—		$499,561	$166,461	$666,022
High Yield Municipal	—	157,600	(a)	648,661	155,886	962,147
Short Duration Tax-Free	26,879	42,102	(a)	771,567	124,771	965,319

(a)	Applicable to Class A, C and Investor Shares.

G.  Line of Credit Facility — As of September 30, 2019, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2019, the Funds did not have any borrowings under the facility. Prior to April 30, 2019 the facility was $770,000,000.

H.  Other Transactions with Affiliates — As of September 30, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class R6
High Yield Municipal	100%

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended September 30, 2019, purchase and

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

sale transactions and related net realized gain (loss) for the Funds with an affiliated fund in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Dynamic Municipal Income	$89,211,180	$—	$—
High Yield Municipal	—	90,996,433	1,435,929
Short Duration Tax-Free	53,274	—	—

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2019, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Dynamic Municipal Income	$9,242,350	$2,518,112,471	$9,785,580	$148,286,875
High Yield Municipal	13,245,150	1,036,495,642	13,953,075	374,555,309
Short Duration Tax-Free	—	1,265,091,390	—	479,512,635

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2019, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Dynamic Municipal Income	High Yield Municipal	Short Duration Tax-Free
Capital loss carryforwards:
Perpetual Short-term	$(2,062,146)	$(83,054,882)	$(12,642,473)
Perpetual Long-term	(1,726,222)	(159,608,804)	(20,398,795)
Total capital loss carryforwards	$(3,788,368)	$(242,663,686)	$(33,041,268)
Timing differences (Post October Loss Deferral, Defaulted Bond Income and Distribution Payable)	$(27,464,686)	$(20,711,082)	$(7,997,621)

As of September 30, 2019, the Funds’ aggregate securities unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Dynamic Municipal Income	High Yield Municipal	Short Duration Tax-Free
Tax cost	$6,507,648,938	$7,433,620,752	$7,092,774,516
Gross unrealized gain	350,841,446	877,694,272	135,559,736
Gross unrealized loss	(28,556,628)	(72,486,139)	(5,379,575)
Net unrealized gain	$322,284,818	$805,208,133	$130,180,161

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7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses), is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, differences in the tax treatment of swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended September 30, 2019. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Funds. Upon evaluation, GSAM has concluded that the change in accounting principle does not materially impact the financial statement amounts.

On November 5, 2019, a definitive proxy statement (“proxy”) was filed with the SEC to elect certain Trustees to the Trust. The Funds will amortize their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Municipal Income Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	30,890,958	$501,221,742	32,719,854	$515,555,671
Reinvestment of distributions	676,328	10,997,547	757,498	11,941,258
Shares redeemed	(5,421,417)	(88,064,289)	(5,642,916)	(88,726,477)
	26,145,869	424,155,000	27,834,436	438,770,452
Class C Shares
Shares sold	2,721,229	44,168,222	2,933,190	46,188,420
Reinvestment of distributions	44,005	715,685	62,130	979,794
Shares redeemed	(475,455)	(7,720,862)	(797,180)	(12,562,849)
	2,289,779	37,163,045	2,198,140	34,605,365
Institutional Shares
Shares sold	94,583,873	1,535,360,676	106,396,199	1,674,973,466
Reinvestment of distributions	1,699,240	27,624,238	1,979,556	31,191,054
Shares redeemed	(12,845,847)	(208,528,997)	(75,464,760)	(1,190,444,813)
	83,437,266	1,354,455,917	32,910,995	515,719,707
Service Shares
Shares sold	11,812	191,000	—	—
Reinvestment of distributions	13	198	27	431
	11,825	191,198	27	431
Investor Shares
Shares sold	20,842,318	337,789,288	24,461,697	384,279,436
Reinvestment of distributions	511,351	8,306,893	540,158	8,507,496
Shares redeemed	(4,738,753)	(76,562,989)	(5,270,842)	(82,785,044)
	16,614,916	269,533,192	19,731,013	310,001,888
Class P Shares(a)
Shares sold	19,932,083	323,381,497	81,763,017	1,291,184,507
Reinvestment of distributions	1,160,966	18,872,023	1,324,455	20,885,913
Shares redeemed	(3,469,805)	(56,252,173)	(8,598,553)	(135,459,788)
	17,623,244	286,001,347	74,488,919	1,176,610,632
Class R6 Shares
Shares sold	1,456,991	23,643,625	2,913,907	45,835,154
Reinvestment of distributions	46,585	757,217	16,673	264,916
Shares redeemed	(255,173)	(4,137,301)	(126,576)	(2,002,360)
	1,248,403	20,263,541	2,804,004	44,097,710

NET INCREASE	147,371,302	$2,391,763,240	159,967,534	$2,519,806,185

(a)	Commenced operations on April 20, 2018.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Municipal Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,459,249	$85,421,347	17,348,123	$168,495,943
Reinvestment of distributions	646,222	6,555,562	1,067,237	10,357,670
Shares redeemed	(4,566,662)	(46,198,086)	(6,478,559)	(62,723,208)
	4,538,809	45,778,823	11,936,801	116,130,405
Class C Shares
Shares sold	2,130,215	21,543,419	2,246,411	21,757,563
Reinvestment of distributions	78,697	798,625	148,215	1,439,057
Shares redeemed	(916,569)	(9,276,179)	(2,465,058)	(24,028,646)
	1,292,343	13,065,865	(70,432)	(832,026)
Institutional Shares
Shares sold	32,587,818	329,099,872	56,373,393	544,561,803
Reinvestment of distributions	1,235,622	12,546,682	7,645,602	74,127,468
Shares redeemed	(8,446,884)	(85,528,238)	(519,542,621)	(5,076,189,724)
	25,376,556	256,118,316	(455,523,626)	(4,457,500,453)
Investor Shares
Shares sold	11,731,603	118,661,002	14,405,092	139,318,217
Reinvestment of distributions	464,339	4,719,738	529,659	5,148,547
Shares redeemed	(2,509,427)	(25,321,303)	(3,449,426)	(33,335,946)
	9,686,515	98,059,437	11,485,325	111,130,818
Class P Shares(a)
Shares sold	85,941,986	866,840,537	659,154,812	6,422,168,413
Reinvestment of distributions	11,599,361	117,569,886	15,405,726	149,464,659
Shares redeemed	(55,852,461)	(558,308,660)	(72,315,836)	(697,677,594)
	41,688,886	426,101,763	602,244,702	5,873,955,478
Class R6 Shares
Shares sold	—	—	—	1
Reinvestment of distributions	22	215	44	433
Shares redeemed	—	—	—	(1)
	22	215	44	433

NET INCREASE	82,583,131	$839,124,419	170,072,814	$1,642,884,655

(a)	Commenced operations on April 20, 2018.

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Tax-Free Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,901,030	$31,077,562	4,799,812	$50,608,816
Reinvestment of distributions	68,643	736,326	114,402	1,208,102
Shares redeemed	(2,943,986)	(31,579,098)	(3,006,720)	(31,682,335)
	25,687	234,790	1,907,494	20,134,583
Class C Shares
Shares sold	275,781	2,952,751	341,415	3,598,006
Reinvestment of distributions	5,490	58,826	12,955	136,608
Shares redeemed	(377,475)	(4,040,419)	(773,774)	(8,153,837)
	(96,204)	(1,028,842)	(419,404)	(4,419,223)
Institutional Shares
Shares sold	42,704,164	457,112,452	128,732,129	1,354,847,820
Reinvestment of distributions	621,051	6,654,766	2,826,798	29,725,459
Shares redeemed	(35,408,770)	(378,857,786)	(463,363,255)	(4,882,101,474)
	7,916,445	84,909,432	(331,804,328)	(3,497,528,195)
Service Shares
Reinvestment of distributions	104	1,107	190	2,005
Shares redeemed	(12,315)	(132,385)	(35)	(299)
	(12,211)	(131,278)	155	1,706
Investor Shares
Shares sold	2,481,595	26,566,689	5,213,414	54,976,193
Reinvestment of distributions	60,782	651,444	58,990	623,025
Shares redeemed	(1,185,145)	(12,674,179)	(1,162,355)	(12,244,938)
	1,357,232	14,543,954	4,110,049	43,354,280
Class P Shares(a)
Shares sold	125,624,958	1,344,743,065	584,827,374	6,162,899,894
Reinvestment of distributions	4,470,819	47,877,063	5,346,634	56,454,784
Shares redeemed	(86,048,763)	(920,423,259)	(123,435,651)	(1,300,801,119)
	44,047,014	472,196,869	466,738,357	4,918,553,559
Class R6 Shares
Shares sold	123,507	1,321,305	489,470	5,174,771
Reinvestment of distributions	4,349	46,571	1,770	18,783
Shares redeemed	(75,575)	(808,808)	(20,871)	(221,235)
	52,281	559,068	470,369	4,972,319

NET INCREASE	53,290,244	$571,283,993	141,002,692	$1,485,069,029

(a)	Commenced operations on April 20, 2018.

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Fund Expenses — Six Month Period Ended September 30, 2019 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor or Class R6 Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and redemption fees (with respect to Class A, Class C, Institutional, Investor and Class R6 Shares, if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019, which represents a period of 183 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Dynamic Municipal Income Fund				High Yield Municipal Fund				Short Duration Tax-Free Fund
Share Class	Beginning Account Value 4/01/19	Ending Account Value 9/30/19		Expenses Paid for the 6 Months Ended 9/30/19*	Beginning Account Value 4/01/19	Ending Account Value 9/30/19		Expenses Paid for the 6 Months Ended 9/30/19*	Beginning Account Value 4/01/19	Ending Account Value 9/30/19		Expenses Paid for the 6 Months Ended 9/30/19*
Class A
Actual	$1,000	$1,029.90		$3.70	$1,000	$1,051.40		$4.31	$1,000	$1,014.40		$3.42
Hypothetical 5% return	1,000	1,021.35	+	3.69	1,000	1,020.80	+	4.24	1,000	1,021.60	+	3.44
Class C
Actual	1,000	1,026.10		7.50	1,000	1,048.50		8.19	1,000	1,012.40		5.48
Hypothetical 5% return	1,000	1,017.60	+	7.47	1,000	1,017.00	+	8.07	1,000	1,019.55	+	5.50
Institutional
Actual	1,000	1,031.70		1.98	1,000	1,054.00		2.82	1,000	1,016.90		1.92
Hypothetical 5% return	1,000	1,023.05	+	1.97	1,000	1,022.25	+	2.78	1,000	1,023.10	+	1.92
Service
Actual	1,000	1,029.00		4.51	N/A	N/A		N/A	1,000	1,014.30		4.43
Hypothetical 5% return	1,000	1,020.55	+	4.50	N/A	N/A		N/A	1,000	1,020.60	+	4.45
Investor
Actual	1,000	1,031.90		2.44	1,000	1,052.70		3.03	1,000	1,016.60		2.17
Hypothetical 5% return	1,000	1,022.60	+	2.43	1,000	1,022.05	+	2.98	1,000	1,022.85	+	2.17
Class P
Actual	1,000	1,031.70		1.93	1,000	1,054.10		2.77	1,000	1,016.00		1.86
Hypothetical 5% return	1,000	1,023.10	+	1.92	1,000	1,022.30	+	2.73	1,000	1,023.15	+	1.87
Class R6
Actual	1,000	1,031.70		1.93	1,000	1,052.90		2.82	1,000	1,016.00		1.86
Hypothetical 5% return	1,000	1,023.10	+	1.92	1,000	1,022.25	+	2.78	1,000	1,023.15	+	1.87

+ Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*   Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R6
Dynamic Municipal Income	0.73%	1.48%	0.39%	0.89%	0.48%	0.38%	0.38%
High Yield Municipal	0.84	1.60	0.55	N/A	0.59	0.54	0.55
Short Duration Tax-Free	0.68	1.09	0.38	0.88	0.43	0.37	0.37

158

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, and Goldman Sachs Short Duration Tax-Free Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Funds and their service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2018, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2019. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

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GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Dynamic Municipal Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2019. They noted that the High Yield Municipal Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-year, and ten-year periods ended March 31, 2019. The Trustees also observed that the Short Duration Tax-Free Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2019.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund under its respective Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the High Yield Municipal Fund that would have the effect of increasing expenses of Class A, Class C, and Investor Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2018 and 2017, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

161

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Dynamic Municipal Income Fund	High Yield Municipal Fund	Short Duration Tax-Free Fund

First $1 billion	0.40%	0.55%	0.39%

Next $1 billion	0.36	0.55	0.35

Next $3 billion	0.34	0.50	0.33

Next $3 billion	0.34	0.48	0.33

Over $8 billion	0.33	0.47	0.32

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class C Shares and a portion of the transfer agency fees paid by the High Yield Municipal Fund’s and Short Duration Tax-Free Fund’s Class A, Class C, and Investor Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Funds, which each had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

162

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2020.

163

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.60 trillion in assets under supervision as of September 30, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2019 Goldman Sachs. All rights reserved. 184775-OTU-1086517 TFFISAR-19

Goldman Sachs Funds

Semi-Annual Report	September 30, 2019

Short Duration and Government Fixed Income Funds
Enhanced Income
Government Income
High Quality Floating Rate
Inflation Protected Securities
Short Duration Government
Short Duration Income
Short-Term Conservative Income

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Administration, Preferred, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Short Duration and Government Fixed Income Funds

∎	ENHANCED INCOME

∎	GOVERNMENT INCOME

∎	HIGH QUALITY FLOATING RATE

∎	INFLATION PROTECTED SECURITIES

∎	SHORT DURATION GOVERNMENT

∎	SHORT DURATION INCOME

∎	SHORT-TERM CONSERVATIVE INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Enhanced Income Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Enhanced Income Composite[2]	BofAML Six-Month U.S. Treasury Bill Index[3]	BofAML One-Year U.S. Treasury Note Index[3]	30-Day Standardized Subsidized Yield[4]	30-Day Standardized Unsubsidized Yield[4]

Class A	1.31%	1.43%	1.36%	1.50%	1.80%	1.77%
Institutional	1.54	1.43	1.36	1.50	2.04	2.00
Administration	1.41	1.43	1.36	1.50	1.79	1.76
Investor	1.50	1.43	1.36	1.50	1.95	1.92
Class P	1.55	1.43	1.36	1.50	2.05	2.01
Class R6	1.55	1.43	1.36	1.50	2.05	2.01

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Enhanced Income Composite is an equal weight blend of the BofAML Six-Month U.S. Treasury Bill Index and the BofAML One-Year U.S. Treasury Note Index.

[3]	The BofAML Six-Month U.S. Treasury Bill Index measures the performance of Treasury Bills with time to maturity of less than 6 months. The BofAML One-Year U.S. Treasury Note Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year. The BofAML Six-Month U.S. Treasury Bill Index and BofAML One-Year U.S. Treasury Note Index, as reported by Bank of America Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[5]

Percentage of Net Assets

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[6]	“Agency Debentures” include agency securities offered by companies such as Federal Farm Credit Bank (“FFCB”), FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Government Income Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	4.24%	4.60%	1.25%	1.05%
Class C	3.86	4.60	0.56	0.36
Institutional	4.42	4.60	1.61	1.43
Service	4.16	4.60	1.11	0.94
Investor	4.38	4.60	1.55	1.34
Class P	4.43	4.60	1.62	1.44
Class R	4.12	4.60	1.06	0.85
Class R6	4.43	4.60	1.62	1.44

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Index, an unmanaged index, measures the performance of U.S. government bonds and mortgage-related securities. The Bloomberg Barclays Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as Federal Farm Credit Bank (“FFCB”), FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

High Quality Floating Rate Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	ICE BofAML Three-Month U.S. Treasury Bill Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	1.19%	1.20%	2.13%	2.01%
Institutional	1.31	1.20	2.37	2.25
Service	1.06	1.20	1.87	1.75
Investor	1.26	1.20	2.27	2.15
Class P	1.31	1.20	2.38	2.26
Class R6	1.31	1.20	2.38	2.26

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represents commercial paper and repurchase agreements. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Agency Debentures” include agency securities offered by companies such as Federal Farm Credit Bank (“FFCB”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

[6]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Inflation Protected Securities Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Barclays U.S. TIPS Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	3.89%	4.25%	1.44%	1.39%
Class C	3.52	4.25	0.74	0.70
Institutional	4.10	4.25	1.83	1.78
Investor	3.99	4.25	1.74	1.69
Class P	4.11	4.25	1.85	1.80
Class R	3.78	4.25	1.25	1.20
Class R6	4.11	4.25	1.84	1.79

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The Bloomberg Barclays U.S. TIPS Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical. The Fund invests in US TIPS bonds and similar inflation protected securities, and the 30-Day Standardized Yield of the Fund, as quoted above, includes the positive or negative income effect on those bonds of changes in the rate of inflation. When inflation factors increase, we expect the Fund’s 30-Day Standardized Yield to be higher than if the effects of inflation were excluded, and when the inflation factors decrease, we expect the Fund’s 30-Day Standardized Yield to be lower than if the effects of inflation were excluded. Relatively small changes in the rate of inflation can have significant positive or negative impacts on the 30-Day Standardized Yield of the Fund. To the extent the Yield shown above includes the positive effect of a rise in inflation, it may not be repeated.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“U.S. Treasury Obligations” percentages are grouped by effective maturity. The weighted average maturity was 8.3 and 8.22 years, respectively, at September 30, 2019 and March 31, 2019.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Short Duration Government Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	ICE BofAML Two-Year U.S. Treasury Note Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	1.65%	2.04%	1.07%	1.01%
Class C	1.56	2.04	0.69	0.28
Institutional	1.83	2.04	1.42	1.36
Service	1.68	2.04	0.93	0.86
Investor	1.78	2.04	1.33	1.26
Class P	1.83	2.04	1.43	1.37
Class R6	1.83	2.04	1.43	1.37

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The BofAML Two-Year U.S. Treasury Note Index is a one-security index comprised of the most recently issued two-year U.S. Treasury note. The BofAML Two-Year U.S. Treasury Note Index is rebalanced monthly. In order to qualify for inclusion, a two-year note must be auctioned on or before the third business day before the last business day of the month. The BofAML Two-Year U.S. Treasury Note Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Short Duration Income Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Goldman Sachs Short Duration Income Fund Composite Index[2]	Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index[3]	Bloomberg Barclays U.S. 1-5 Year Government Bond Index[4]	30-Day Standardized Subsidized Yield[5]	30-Day Standardized Unsubsidized Yield[5]
Class A	3.06%	2.96%	3.29%	2.63%	1.86%	1.81%
Class C	2.86	2.96	3.29	2.63	1.49	1.09
Institutional	3.34	2.96	3.29	2.63	2.21	2.16
Investor	3.19	2.96	3.29	2.63	2.14	2.08
Class P	3.24	2.96	3.29	2.63	2.23	2.18
Class R	2.93	2.96	3.29	2.63	1.63	1.59
Class R6	3.24	2.96	3.29	2.63	2.23	2.18

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Goldman Sachs Short Duration Income Fund Composite Index is comprised of the Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index (50%) and the Bloomberg Barclays U.S. 1-5 Year Government Bond Index (50%).

[3]	The Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index provides a broad based measure of the global investment grade corporate sector with final maturities ranging between one and five years. The corporate sectors include industrial, utility and finance, for U.S. and non-U.S. corporations. The Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index provides a broad based measure of securities issued by the U.S. government with final maturities ranging from one to five years. This includes public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. The Bloomberg Barclays U.S. 1-5 Year Government Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[5]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

11

FUND BASICS

FUND COMPOSITION[6]

Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[7]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Short-Term Conservative Income

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Short-Term Government/ Corporate Index[2]	ICE BofAML 3-6 Month US Treasury Bill Index[3]	30-Day Standardized Subsidized Yield[4]	30-Day Standardized Unsubsidized Yield[4]

Class A	1.41%	1.38%	1.28%	2.05%	1.95%
Institutional	1.43	1.38	1.28	2.28	2.19
Administration	1.31	1.38	1.28	2.03	1.94
Preferred	1.49	1.38	1.28	2.13	2.10
Investor	1.39	1.38	1.28	2.19	2.09
Class P	1.44	1.38	1.28	2.29	2.20
Class R6	1.54	1.38	1.28	2.29	2.20

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Index, an unmanaged index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds, and investment grade U.S. corporate bonds.

[3]	ICE BofAML 3-6 Month US Treasury Bill Index measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90 to 180-day maturity. The Bank of America Merrill Lynch 3-6 Month U.S. Treasury Bill Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

13

FUND BASICS

FUND COMPOSITION[5]

Percentage of Net Assets

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit, commercial paper and repurchase agreements. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

14

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 57.4%
Aerospace & Defense – 1.1%
General Dynamics Corp.
$1,700,000	3.000%		05/11/21	$1,729,427
900,000	2.250	(a)	11/15/22	908,361
Northrop Grumman Corp.
1,188,000	3.500		03/15/21	1,211,712
United Technologies Corp.(a)(b) (3M USD LIBOR + 0.650%)
1,925,000	2.818		08/16/21	1,925,982

				5,775,482

Agriculture – 0.5%
Altria Group, Inc.
1,525,000	3.490		02/14/22	1,563,445
Archer-Daniels-Midland Co.(a)
750,000	3.375		03/15/22	774,998

				2,338,443

Automotive – 3.1%
BMW US Capital LLC(b)(c) (3M USD LIBOR + 0.370%)
2,500,000	2.545		08/14/20	2,503,025
Daimler Finance North America LLC(c)
775,000	3.350		05/04/21	787,136
(3M USD LIBOR + 0.550%)
800,000	2.837	(b)	05/04/21	799,592
Toyota Motor Credit Corp.(b) (3M USD LIBOR + 0.150%)
8,000,000	2.302		08/21/20	8,005,200
Volkswagen Group of America Finance LLC(b)(c) (3M USD LIBOR + 0.770%)
4,000,000	2.946		11/13/20	4,013,720

				16,108,673

Banks – 17.3%
ABN AMRO Bank NV(c)
2,100,000	2.650		01/19/21	2,112,495
600,000	3.400		08/27/21	613,764
Banco Santander SA
1,400,000	2.706		06/27/24	1,413,832
Bank of America Corp.
1,150,000	2.625		10/19/20	1,157,141
3,050,000	2.151	(a)	11/09/20	3,050,274
(3M USD LIBOR + 0.630%)
850,000	3.499	(a)(b)	05/17/22	867,077
(3M USD LIBOR + 0.660%)
1,375,000	2.369	(a)(b)	07/21/21	1,377,214
Bank of America NA(a)(b) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	513,620
Banque Federative du Credit Mutuel SA(c)
700,000	2.200		07/20/20	700,700
(3M USD LIBOR + 0.490%)
3,000,000	2.768	(b)	07/20/20	3,006,960
Barclays Bank PLC(b) (3M USD LIBOR + 0.400%)
5,000,000	2.552		08/21/20	4,982,500
BNP Paribas SA(c)
900,000	2.950		05/23/22	912,699
BNZ International Funding Ltd.(b)(c) (3M USD LIBOR + 0.700%)
4,100,000	2.852		02/21/20	4,108,692
BPCE SA
1,725,000	2.650		02/03/21	1,734,349

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.(a)
4,575,000	2.750		04/25/22	4,641,154
925,000	2.700		10/27/22	938,200
Citizens Bank NA(a)
1,200,000	3.250		02/14/22	1,228,932
(3M USD LIBOR + 0.540%)
1,175,000	2.678	(b)	03/02/20	1,175,846
Cooperatieve Rabobank UA
550,000	3.125		04/26/21	558,850
(3M USD LIBOR + 0.430%)
450,000	2.697	(b)	04/26/21	451,494
Credit Suisse Group Funding Guernsey Ltd.
4,575,000	3.450		04/16/21	4,647,742
Deutsche Bank AG
2,075,000	2.700		07/13/20	2,065,459
HSBC Holdings PLC(a)(b) (3M USD LIBOR + 0.600%)
1,600,000	2.724		05/18/21	1,601,184
ING Bank NV(c)
1,725,000	2.750		03/22/21	1,739,007
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 0.610%)
2,150,000	2.755		06/18/22	2,156,407
(3M USD LIBOR + 0.610%)
1,900,000	3.514		06/18/22	1,941,325
(3M USD LIBOR + 0.695%)
1,775,000	3.207		04/01/23	1,816,979
KeyBank NA
675,000	2.400		06/09/22	679,853
Lloyds Bank PLC
1,050,000	3.300		05/07/21	1,068,144
(3M USD LIBOR + 0.490%)
1,025,000	2.699	(b)	05/07/21	1,024,898
Mitsubishi UFJ Financial Group, Inc.
1,000,000	2.623		07/18/22	1,008,280
Morgan Stanley, Inc.
1,425,000	2.500		04/21/21	1,433,251
(3M USD LIBOR + 1.180%)
4,575,000	3.458	(a)(b)	01/20/22	4,619,149
MUFG Bank Ltd.(c)
1,625,000	2.300		03/05/20	1,626,007
MUFG Union Bank NA(a)
1,325,000	3.150		04/01/22	1,357,118
National Bank of Canada(b) (3M USD LIBOR + 0.160%)
3,000,000	2.296		08/20/20	2,999,925
NatWest Markets PLC(c)
2,000,000	3.625		09/29/22	2,050,860
Nordea Bank Abp(c)
1,900,000	2.500		09/17/20	1,908,835
Santander UK PLC
1,825,000	2.125		11/03/20	1,823,814
775,000	2.500		01/05/21	775,636
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,200,000	4.247		01/20/23	1,242,504
SunTrust Bank(a)(b) (3M USD LIBOR + 0.500%)
1,450,000	3.525		10/26/21	1,467,936

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The Huntington National Bank(a)
$1,250,000	3.125%		04/01/22	$1,279,625
The Toronto-Dominion Bank(b) (3M USD LIBOR + 0.300%)
3,000,000	2.553		05/01/20	2,985,540
UBS Group Funding Switzerland AG(c)
2,625,000	2.650		02/01/22	2,648,651
Wells Fargo & Co.
3,200,000	2.100		07/26/21	3,199,072
Westpac Banking Corp.
2,425,000	2.300		05/26/20	2,428,274

				89,141,268

Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc.(a)
100,000	2.650		02/01/21	100,820
2,225,000	3.300		02/01/23	2,311,196
Constellation Brands, Inc.(a)
975,000	2.700		05/09/22	986,593
1,500,000	3.200		02/15/23	1,545,450
Diageo Capital PLC
1,350,000	3.000		05/18/20	1,357,547

				6,301,606

Chemicals – 0.7%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	363,192
Syngenta Finance NV(c)
1,210,000	3.698		04/24/20	1,215,384
1,485,000	3.933		04/23/21	1,511,700
The Sherwin-Williams Co.(a)
585,000	2.750		06/01/22	593,149

				3,683,425

Commercial Services – 0.7%
IHS Markit Ltd.(a)
1,298,000	5.000	(c)	11/01/22	1,382,370
475,000	3.625		05/01/24	493,354
PayPal Holdings, Inc.
1,800,000	2.200		09/26/22	1,806,300

				3,682,024

Computers(a) – 0.9%
Dell International LLC/EMC Corp.(c)
1,175,000	4.420		06/15/21	1,212,095
225,000	5.450		06/15/23	245,005
Hewlett Packard Enterprise Co.
625,000	3.500		10/05/21	639,913
2,475,000	2.250		04/01/23	2,470,099

				4,567,112

Diversified Financial Services – 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	4.450		12/16/21	753,319
1,500,000	4.125		07/03/23	1,572,075
AIG Global Funding(c)
675,000	2.150		07/02/20	675,270
675,000	3.350		06/25/21	686,225

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
AIG Global Funding(c) – (continued)
(3M USD LIBOR + 0.460%)
525,000	2.566	(b)	06/25/21	526,575
Air Lease Corp.
1,425,000	3.500		01/15/22	1,462,933
500,000	2.250		01/15/23	497,863
1,150,000	2.750	(a)	01/15/23	1,158,637
American Express Co.(a)
1,350,000	3.375		05/17/21	1,376,487
American Express Credit Corp.(a)
1,275,000	2.375		05/26/20	1,277,193
Avolon Holdings Funding Ltd.(a)(c)
1,550,000	3.625		05/01/22	1,571,374
Capital One Financial Corp.(a)
1,600,000	3.450		04/30/21	1,629,552
(3M USD LIBOR + 0.720%)
1,300,000	2.986	(b)	01/30/23	1,294,215
TD Ameritrade Holding Corp.(a)(b) (3M USD LIBOR + 0.430%)
2,950,000	2.683		11/01/21	2,954,218
The Charles Schwab Corp.(a)
1,125,000	3.250		05/21/21	1,146,319
(3M USD LIBOR + 0.320%)
1,100,000	2.472	(b)	05/21/21	1,101,012

				19,683,267

Electrical – 3.5%
American Electric Power Co., Inc.
1,475,000	2.150		11/13/20	1,475,442
CenterPoint Energy, Inc.(a)
1,850,000	2.500		09/01/22	1,859,213
Dominion Energy, Inc.
2,700,000	2.715	(d)	08/15/21	2,716,929
1,200,000	2.450	(c)	01/15/23	1,205,436
DTE Energy Co.
475,000	2.600		06/15/22	479,023
NextEra Energy Capital Holdings, Inc.
925,000	3.342		09/01/20	935,194
1,200,000	2.900		04/01/22	1,221,564
NRG Energy, Inc.(a)(c)
1,225,000	3.750		06/15/24	1,259,234
Pinnacle West Capital Corp.
575,000	2.250		11/30/20	574,368
Public Service Enterprise Group, Inc.(a)
675,000	2.875		06/15/24	692,624
Sempra Energy(a)(b) (3M USD LIBOR + 0.500%)
1,700,000	2.803		01/15/21	1,698,963
Southern Power Co.(a)
1,150,000	2.500		12/15/21	1,149,390
Vistra Operations Co. LLC(a)(c)
875,000	3.550		07/15/24	886,918
WEC Energy Group, Inc.
1,400,000	3.375		06/15/21	1,429,918
525,000	3.100		03/08/22	536,088

				18,120,304

Food & Drug Retailing – 1.5%
Conagra Brands, Inc.(a)(b) (3M USD LIBOR + 0.750%)
1,775,000	3.028		10/22/20	1,775,355

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
General Mills, Inc.(b) (3M USD LIBOR + 0.540%)
$1,350,000	2.862%		04/16/21	$1,352,295
Mondelez International Holdings Netherlands B.V.(c)
775,000	2.125		09/19/22	773,860
(3M USD LIBOR + 0.610%)
1,800,000	2.866	(b)	10/28/19	1,800,864
Nestle Holdings, Inc.(a)(c)
1,200,000	3.100		09/24/21	1,225,092
Sysco Corp.(a)
625,000	2.600		10/01/20	627,719

				7,555,185

Gas(a) – 0.1%
NiSource, Inc.
525,000	2.650		11/17/22	531,269

Healthcare Providers & Services – 1.4%
Abbott Laboratories(a)
1,275,000	2.900		11/30/21	1,297,912
Becton Dickinson & Co.(a)
600,000	2.894		06/06/22	609,132
(3M USD LIBOR + 0.875%)
2,025,000	2.979	(b)	12/29/20	2,025,810
Humana, Inc.
1,550,000	2.500		12/15/20	1,553,022
UnitedHealth Group, Inc.
1,500,000	1.950		10/15/20	1,498,395

				6,984,271

Insurance – 1.7%
Jackson National Life Global Funding(b)(c) (3M USD LIBOR + 0.300%)
3,500,000	2.556		04/27/20	3,504,130
Marsh & McLennan Cos., Inc.
1,675,000	3.500		12/29/20	1,702,085
Metropolitan Life Global Funding I(c)
1,625,000	3.375		01/11/22	1,671,621
Reliance Standard Life Global Funding II(c)
1,600,000	2.625		07/22/22	1,613,136

				8,490,972

Internet – 0.4%
Amazon.com, Inc.
1,825,000	1.900		08/21/20	1,825,347

Machinery-Diversified – 0.1%
John Deere Capital Corp.
300,000	3.200		01/10/22	308,169

Media – 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
3,600,000	4.464		07/23/22	3,789,468
Comcast Corp.
1,025,000	3.450		10/01/21	1,056,293
(3M USD LIBOR + 0.330%)
1,550,000	2.429	(b)	10/01/20	1,552,806
(3M USD LIBOR + 0.440%)
1,050,000	2.539	(b)	10/01/21	1,053,392

Corporate Obligations – (continued)
Media – (continued)
Fox Corp.(c)
2,475,000	3.666		01/25/22	2,559,571
Sky Ltd.(c)
1,550,000	3.125		11/26/22	1,601,289
Time Warner Cable LLC(a)
1,024,000	4.000		09/01/21	1,048,238

				12,661,057

Mining(a)(c) – 0.1%
Glencore Funding LLC
575,000	3.000		10/27/22	582,280

Miscellaneous Manufacturing – 0.7%
General Electric Co.
984,000	2.500		03/28/20	979,651
(3M USD LIBOR + 0.800%)
1,565,000	3.103	(b)	04/15/20	1,564,671
Ingersoll-Rand Global Holding Co. Ltd.
1,300,000	2.900		02/21/21	1,310,361

				3,854,683

Multi-National – 2.2%
European Investment Bank
11,440,000	2.375		05/13/21	11,555,201

Oil Field Services – 2.4%
BP Capital Markets PLC
2,550,000	3.561		11/01/21	2,624,689
Marathon Oil Corp.(a)
2,875,000	2.700		06/01/20	2,886,040
Newfield Exploration Co.
1,250,000	5.750		01/30/22	1,335,675
Occidental Petroleum Corp.
1,700,000	2.600		08/13/21	1,710,795
(3M USD LIBOR + 1.450%)
1,950,000	3.637	(a)(b)	08/15/22	1,963,221
Phillips 66(a)(b)(c) (3M USD LIBOR + 0.750%)
750,000	3.053		04/15/20	750,210
Schlumberger Finance Canada Ltd.(c)
850,000	2.200		11/20/20	850,374

				12,121,004

Pharmaceuticals – 3.5%
AbbVie, Inc.
1,225,000	3.375		11/14/21	1,254,388
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 0.630%)
2,225,000	2.736		06/25/21	2,226,068
Bristol-Myers Squibb Co.(c)
1,175,000	2.550		05/14/21	1,187,114
1,325,000	2.600		05/16/22	1,347,141
Cigna Corp.
1,275,000	3.200		09/17/20	1,287,597
2,900,000	3.400		09/17/21	2,963,684
CVS Health Corp.
478,000	3.350		03/09/21	485,701
2,200,000	2.125	(a)	06/01/21	2,195,248
2,276,000	3.700	(a)	03/09/23	2,368,619

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Health Corp. – (continued)
(3M USD LIBOR + 0.720%)
$900,000	2.822	% (b)	03/09/21	$904,491
Elanco Animal Health, Inc.
1,625,000	3.912		08/27/21	1,664,114

				17,884,165

Pipelines – 2.2%
Enbridge Energy Partners LP
846,000	5.200		03/15/20	856,507
Enterprise Products Operating LLC
1,450,000	5.250		01/31/20	1,463,267
Kinder Morgan Energy Partners LP(a)
2,275,000	3.950		09/01/22	2,368,093
MPLX LP(a)(b)
(3M USD LIBOR + 0.900%)
725,000	3.002		09/09/21	727,480
(3M USD LIBOR + 1.100%)
1,050,000	3.202		09/09/22	1,053,476
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,250,000	3.650		06/01/22	1,281,675
Sabine Pass Liquefaction LLC(a)
2,300,000	6.250		03/15/22	2,477,583
Sunoco Logistics Partners Operations LP(a)
1,222,000	4.400		04/01/21	1,254,933

				11,483,014

Real Estate Investment Trust(a) – 0.2%
American Tower Corp.
1,125,000	3.300		02/15/21	1,141,043

Retailing – 1.0%
Alimentation Couche-Tard, Inc.(c)
1,800,000	2.350		12/13/19	1,800,126
Dollar Tree, Inc.(a)(b) (3M USD LIBOR + 0.700%)
2,850,000	3.003		04/17/20	2,850,228
The Home Depot, Inc.
550,000	3.250		03/01/22	569,365

				5,219,719

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.181%)
700,000	3.622		04/26/23	713,370

Semiconductors – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,550,000	3.000		01/15/22	1,565,376
Broadcom, Inc.(c)
3,100,000	3.125		04/15/21	3,129,977
3,125,000	3.125		10/15/22	3,165,625

				7,860,978

Software(a) – 0.8%
Fiserv, Inc.
1,025,000	2.700		06/01/20	1,028,219
825,000	3.800		10/01/23	872,924
2,025,000	2.750		07/01/24	2,061,733

				3,962,876

Corporate Obligations – (continued)
Telecommunication Services – 2.0%
AT&T, Inc.
350,000	2.800	(a)	02/17/21	352,985
425,000	3.875		08/15/21	438,443
1,625,000	3.000		02/15/22	1,658,524
474,000	3.200	(a)	03/01/22	485,471
1,075,000	3.000	(a)	06/30/22	1,096,457
(3M USD LIBOR + 0.950%)
1,245,000	3.253	(b)	07/15/21	1,255,918
Verizon Communications, Inc.
4,375,000	2.946		03/15/22	4,475,756
725,000	3.125		03/16/22	745,641

				10,509,195

Transportation(a) – 0.2%
Ryder System, Inc.
875,000	2.875		06/01/22	888,475

TOTAL CORPORATE OBLIGATIONS
(Cost $292,805,176)				$295,533,877

Mortgage-Backed Obligations(b)(c) – 3.9%
Collateralized Mortgage Obligation – 3.9%
Sequential Floating Rate – 3.9%
Station Place Securitization Trust Series 2015-2, Class AR (1M USD LIBOR + 0.550%)
$20,000,000	2.586%		05/15/21	$20,000,000
(Cost $20,000,000)

Agency Debenture(b) – 1.8%
FFCB (3M USD LIBOR + 0.290%)
$9,400,000	2.139%		04/11/22	$9,379,696
(Cost $9,400,000)

Asset-Backed Securities – 15.8%
Automotive – 4.7%
Ally Master Owner Trust Series 2017-3, Class A2(a)
$3,750,000	2.040%		06/15/22	$3,746,312
Ally Master Owner Trust Series 2018-1, Class A2
5,900,000	2.700		01/17/23	5,948,208
Chesapeake Funding II LLC Series 2016-2A, Class A1(c)
302,602	1.880		06/15/28	302,476
Ford Credit Auto Owner Trust Series 2016-2, Class A(c)
500,000	2.030		12/15/27	499,729
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1
5,200,000	2.160		09/15/22	5,200,798
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1
3,250,000	3.520		10/15/23	3,344,271
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A1(b)(c) (1M USD LIBOR + 0.640%)
1,750,000	2.668		02/15/23	1,754,079

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive – (continued)
Nissan Master Owner Receivables Trust Series 2017-C, Class A(b) (1M USD LIBOR + 0.320%)
$3,100,000	2.348%	10/17/22	$3,100,964
Tesla Auto Lease Trust Series 2018-A, Class A(a)(c)
51,850	2.320	12/20/19	51,849

			23,948,686

Credit Card – 4.6%
American Express Credit Account Master Trust Series 2019-2, Class A
2,050,000	2.670	11/15/24	2,090,160
Barclays Dryrock Issuance Trust Series 2015-1, Class A
3,450,000	2.200	12/15/22	3,450,048
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
2,100,000	1.660	06/17/24	2,092,468
Evergreen Credit Card Trust Series 2019-1, Class A(b)(c) (1M USD LIBOR + 0.480%)
6,300,000	2.508	01/15/23	6,318,981
Evergreen Credit Card Trust Series 2019-2, Class A(c)
2,900,000	1.900	09/15/24	2,887,709
Golden Credit Card Trust Series 2017-2A, Class A(c)
800,000	1.980	04/15/22	799,286
Master Credit Card Trust II Series 2017-1A, Class A(c)
2,600,000	2.260	07/21/21	2,600,199
Trillium Credit Card Trust II Series 2019-2A, Class A(c)
3,450,000	3.038	01/26/24	3,495,969

			23,734,820

Home Equity(b) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.000%)
53,573	3.018	09/25/34	53,584
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE4, Class M3 (1M USD LIBOR + 2.250%)
15,357	4.268	05/25/34	15,367

			68,951

Student Loan(b) – 6.5%
Access Group, Inc. Series 2013-1, Class A(a)(c) (1M USD LIBOR + 0.500%)
1,133,585	2.518	02/25/36	1,120,572
ECMC Group Student Loan Trust Series 2017-1A, Class A(c) (1M USD LIBOR + 1.200%)
2,802,111	3.218	12/27/66	2,830,360
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c) (1M USD LIBOR + 0.800%)
623,799	2.818	06/25/26	624,783
Educational Services of America, Inc. Series 2014-1, Class A(c) (1M USD LIBOR + 0.700%)
1,312,147	2.718	02/25/39	1,309,314
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(c) (3M LIBOR + 0.110%)
803,165	2.242	11/25/26	802,207
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,295,857	3.176	07/25/45	1,304,081

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Missouri Higher Education Loan Authority Series 2011-1, Class A1 (3M USD LIBOR + 0.850%)
2,354,270	2.956	06/25/36	2,358,581
Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
1,821,554	3.168	03/25/66	1,838,919
Navient Student Loan Trust Series 2017-2A, Class A(c) (1M USD LIBOR + 1.050%)
2,677,676	3.068	12/27/66	2,686,069
Nelnet Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
108,594	2.376	01/25/30	108,578
Nelnet Student Loan Trust Series 2012-3A, Class A(c) (1M USD LIBOR + 0.700%)
3,614,269	2.718	02/25/45	3,603,641
Northstar Education Finance, Inc. Series 2012-1, Class A(c) (1M USD LIBOR + 0.700%)
910,502	2.718	12/26/31	909,002
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1M USD LIBOR + 0.590%)
5,357,717	2.608	08/25/40	5,321,667
SLC Student Loan Center Series 2011-1, Class A(c) (1M USD LIBOR + 1.220%)
3,488,673	3.238	10/25/27	3,504,698
SLM Student Loan Trust Series 2007-1, Class A5 (3M USD LIBOR + 0.090%)
2,300,519	2.366	01/26/26	2,295,079
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
351,817	3.169	10/01/24	352,496
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,100,000	3.103	05/01/35	1,106,732
Utah State Board of Regents Series 2016-1, Class A (1M USD LIBOR + 0.750%)
1,395,069	2.768	09/25/56	1,394,406
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
6,777	2.406	01/26/26	6,777

			33,477,962

TOTAL ASSET-BACKED SECURITIES
(Cost $80,990,520)			$81,230,419

Municipal Debt Obligation(a)(b) – 0.1%
Utah – 0.1%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2 (3M USD LIBOR + 0.850%)
$413,072	3.103%	05/01/29	$413,976
(Cost $413,735)

U.S. Treasury Obligations – 7.7%
United States Treasury Floating Rate Note(b) (3M USD LIBOR + 0.115%)
$9,300,000	1.964%	01/31/21	$9,286,472

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes
$940,000	1.375	% (e)	04/30/21	$934,823
10,500,000	2.250		04/15/22	10,664,883
18,170,000	2.000		05/31/24	18,537,659

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,217,179)				$39,423,837

Shares	Dividend Rate	Value

Investment Company(f) – 2.2%
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
11,351,798	2.157%	$11,357,474
(Cost $11,355,243)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $454,181,853)		$457,339,279

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 10.1%
Certificates of Deposit(b) – 7.8%
Canadian Imperial Bank of Commerce (3M USD LIBOR + 0.400%)
$2,500,000	2.666%	05/02/20	$2,504,385
Credit Agricole Corporate & Investment Bank
(3M USD LIBOR + 0.385%)
2,650,000	2.566	05/11/20	2,655,204
(3M USD LIBOR + 0.480%)
3,000,000	2.599	09/10/21	2,999,994
Nordea Bank AB NY
(3M USD LIBOR + 0.270%)
2,270,000	2.451	08/10/20	2,272,896
(3M USD LIBOR + 0.320%)
2,270,000	2.607	05/05/21	2,271,021
(3M USD LIBOR + 0.400%)
3,200,000	2.500	03/27/20	3,205,585
Societe Generale SA(c) (3M USD LIBOR + 0.410%)
4,900,000	2.555	12/18/19	4,904,048
Standard Chartered Bank (3M USD LIBOR + 0.420%)
3,000,000	2.565	09/18/20	3,004,839
Sumitomo Mitsui Banking Corp.
(3M USD LIBOR + 0.370%)
2,900,000	2.708	01/10/20	2,902,508
(3M USD LIBOR + 0.420%)
5,190,000	2.703	07/24/20	5,197,883
Svenska Handelsbanken AB
(3M USD LIBOR + 0.270%)
4,250,000	2.548	10/21/19	4,250,651
(3M USD LIBOR + 0.400%)
4,000,000	2.499	04/01/20	4,007,621

			40,176,635

Short-term Investments – (continued)
Commercial Paper(c)(g) – 2.3%
Bell Canada, Inc.
2,000,000	0.000	10/02/19	1,999,717
Entergy Corp.
2,000,000	0.000	10/01/19	1,999,882
1,000,000	0.000	10/04/19	999,758
National Securities Clearing Corp.
2,500,000	0.000	12/13/19	2,489,332
Reckitt Benckiser Treasury Services PLC
2,000,000	0.000	02/03/20	1,984,082
2,000,000	0.000	02/04/20	1,983,977
VW Credit, Inc.
500,000	0.000	03/30/20	494,209

			11,950,957

TOTAL SHORT-TERM INVESTMENTS
(Cost $52,068,218)			$52,127,592

TOTAL INVESTMENTS – 99.0%
(Cost $506,250,071)			$509,466,871

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			5,327,274

NET ASSETS – 100.0%			$514,794,145

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2019.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	105	12/16/19	$25,735,500	$11,569
2 Year U.S. Treasury Notes	233	12/31/19	50,211,500	(143,822)

Total				$(132,253)
Short position contracts:
Eurodollars	(167)	12/14/20	(41,134,188)	(520,287)
Eurodollars	(143)	03/15/21	(35,251,287)	(524,419)
5 Year U.S. Treasury Notes	(530)	12/31/19	(63,148,672)	377,300

Total				$(667,406)

TOTAL FUTURES CONTRACTS				$(799,659)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 63.4%
Collateralized Mortgage Obligations – 1.9%
Interest Only(a) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)(c)
$3,594	0.000%	08/25/33	$—
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X(b)(c)
11,576	0.000	07/25/33	—
FNMA STRIPS Series 151, Class 2
182	9.500	07/25/22	10
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(b)
8,374	0.123	08/25/33	42
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(b)
1,794	0.320	07/25/33	19

			71

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M LIBOR + 37.567%)
18,536	28.105	02/16/32	25,930

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
208	0.000	10/25/21	206

Regular Floater(b) – 0.6%
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
603,203	2.507	10/07/20	603,595
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A (1M LIBOR + 0.470%)
1,277,697	2.527	11/05/20	1,278,903

			1,882,498

Sequential Fixed Rate – 1.2%
FHLMC REMIC Series 2329, Class ZA
340,223	6.500	06/15/31	382,253
FHLMC REMIC Series 4273, Class PD
543,295	6.500	11/15/43	639,967
FNMA REMIC Series 2011-52, Class GB
552,196	5.000	06/25/41	608,236
FNMA REMIC Series 2011-99, Class DB
548,816	5.000	10/25/41	604,357
FNMA REMIC Series 2012-111, Class B
67,402	7.000	10/25/42	78,723
FNMA REMIC Series 2012-153, Class B
298,039	7.000	07/25/42	350,067
GNMA REMIC Series 2002-42, Class KZ
888,415	6.000	06/16/32	977,181

			3,640,784

Sequential Floating Rate(b) – 0.1%
FHLMC REMIC Series 1760, Class ZB(10Y – 0.600%)
42,723	0.980	05/15/24	42,121

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B(6M USD LIBOR + 0.720%)
$158,207	2.779%	11/25/29	$155,332

			197,453

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$5,746,942

Federal Agencies – 61.5%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.224%)
4,538	4.724	11/01/32	4,768
(1 Year CMT + 2.250%)
313,449	4.518	09/01/33	329,065

			333,833

Adjustable Rate FNMA(b) – 0.5%
(1 Year CMT + 2.195%)
284,452	4.839	02/01/35	298,837
(1 Year CMT + 2.222%)
10,694	4.757	06/01/33	11,243
(12M USD LIBOR + 1.531%)
310,289	4.208	09/01/35	324,090
(12M USD LIBOR + 1.591%)
33,799	4.716	12/01/32	35,142
(12M USD LIBOR + 1.656%)
347,312	4.422	10/01/33	361,645
(12M USD LIBOR + 1.670%)
18,129	4.545	11/01/32	18,875
(6M USD LIBOR + 1.413%)
350,737	4.038	05/01/33	361,614

			1,411,446

Adjustable Rate GNMA(b) – 0.5%
(1 Year CMT + 1.500%)
10,678	3.750	07/20/23	10,781
10,074	3.750	08/20/23	10,174
22,807	3.750	09/20/23	23,038
8,348	4.000	03/20/24	8,476
71,392	3.875	04/20/24	72,665
9,344	3.875	05/20/24	9,543
79,118	3.875	06/20/24	80,438
47,224	3.750	07/20/24	47,792
65,884	3.750	08/20/24	66,688
19,423	3.750	09/20/24	19,663
28,295	4.125	11/20/24	28,732
29,418	4.125	12/20/24	29,882
17,937	4.000	01/20/25	18,245
10,533	4.000	02/20/25	10,716
40,032	3.875	05/20/25	40,776
31,734	3.750	07/20/25	32,181
13,759	4.000	02/20/26	14,026
813	3.750	07/20/26	826
39,898	4.000	01/20/27	40,741
15,254	4.000	02/20/27	15,579
117,689	3.875	04/20/27	120,313
11,167	3.875	05/20/27	11,423

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
$17,031	3.875%	06/20/27		$17,416
6,198	4.125	11/20/27		6,329
17,591	4.125	12/20/27		17,956
42,666	4.000	01/20/28		43,639
13,536	4.000	02/20/28		13,847
14,505	4.000	03/20/28		14,840
68,433	3.750	07/20/29		69,840
42,697	3.750	08/20/29		43,579
7,976	3.750	09/20/29		8,146
34,877	4.125	10/20/29		35,713
49,259	4.125	11/20/29		50,478
9,700	4.125	12/20/29		9,935
13,462	4.000	01/20/30		13,809
5,656	4.000	02/20/30		5,798
40,825	4.000	03/20/30		41,912
42,794	3.875	04/20/30		43,940
110,771	3.875	05/20/30		113,753
12,228	3.875	06/20/30		12,567
97,118	3.750	07/20/30		99,168
18,309	3.750	09/20/30		18,725
31,880	4.125	10/20/30		32,709
59,559	4.000	03/20/32		61,296
(1 Year CMT + 1.500%)
21,263	3.875	06/20/23		21,564

				1,509,657

FHLMC – 0.5%
6,054	6.500	07/01/21		6,201
736	6.500	08/01/22		762
16,119	9.000	10/01/22		16,887
44,915	4.500	10/01/23		47,245
207,650	5.000	08/01/24		215,615
25,233	6.500	07/01/28		26,661
291,743	4.500	03/01/29		311,138
3,761	8.000	07/01/30		4,392
13,299	5.000	08/01/33		14,620
2,563	5.000	09/01/33		2,818
5,061	5.000	10/01/33		5,564
3,228	5.000	11/01/34		3,556
190,953	5.000	12/01/34		210,367
9,084	5.000	07/01/35		10,008
1,029	5.000	11/01/35		1,131
17,218	5.000	12/01/35		18,997
25,248	5.000	02/01/37		27,879
2,255	5.000	03/01/38		2,492
110,446	5.000	07/01/39		121,963
15,389	4.000	06/01/40		16,462
6,381	5.000	08/01/40		7,004
1,953	4.500	11/01/40		2,121
137,836	4.000	02/01/41		147,445
1,287	5.000	04/01/41		1,411
6,292	5.000	06/01/41		6,887
254,966	5.000	07/01/41		279,767
10,453	4.000	11/01/41		11,180
13,688	3.000	05/01/42		14,104
15,910	3.000	08/01/42		16,394

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
16,775	3.000	01/01/43		17,278
63,985	3.000	02/01/43		65,905

				1,634,254

FNMA – 0.5%
852	9.500	10/01/20		854
3,689	6.500	11/01/28		3,940
41,424	7.000	07/01/31		45,980
451,755	5.500	07/01/33		494,165
868,211	3.500	01/01/57		914,508

				1,459,447

GNMA – 28.4%
42,536	7.000	12/15/27		47,207
11,932	6.500	08/15/28		13,207
75,633	6.000	01/15/29		84,152
114,733	7.000	10/15/29		128,535
35,980	5.500	11/15/32		39,618
592,108	5.500	12/15/32		672,005
20,639	5.500	01/15/33		22,518
41,033	5.500	02/15/33		46,332
51,957	5.500	03/15/33		58,636
52,088	5.500	07/15/33		57,957
17,945	5.500	08/15/33		19,781
10,682	5.500	09/15/33		11,709
30,597	5.500	04/15/34		33,312
9,197	5.500	05/15/34		9,920
288,686	5.500	06/15/34		327,555
214,547	5.500	09/15/34		243,145
211,801	5.500	12/15/34		238,949
158,392	5.500	01/15/35		179,701
109,689	5.000	03/15/38		120,845
1,508	5.000	11/15/38		1,673
7,475	4.000	02/20/41		7,993
11,429	4.000	11/20/41		12,218
1,892	4.000	01/20/42		2,022
6,069	4.000	04/20/42		6,476
3,441	4.000	10/20/42		3,672
444,018	4.000	08/20/43		472,977
6,349	4.000	03/20/44		6,759
7,688	4.000	05/20/44		8,179
532,129	4.000	11/20/44		564,341
2,358,987	4.000	06/20/45		2,500,310
607,388	4.000	01/20/46		642,068
711,369	4.500	02/20/48		749,046
3,461,733	4.500	05/20/48		3,646,859
3,100,039	4.500	08/20/48		3,259,283
18,433,142	4.500	09/20/48		19,374,263
2,614,941	5.000	10/20/48		2,771,658
822,919	5.000	11/20/48		866,587
6,472,405	5.000	01/20/49		6,815,864
937,664	5.000	02/20/49		986,315
30,000,000	3.000	TBA-30yr	(c)	30,770,976
8,000,000	3.500	TBA-30yr	(c)	8,283,946
3,000,000	5.000	TBA-30yr	(c)	3,169,922

				87,278,491

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – 12.3%
$74,019	5.500%	02/01/23	$79,956
105,823	5.000	06/01/23	113,250
876,548	5.000	08/01/23	938,457
141,087	5.500	08/01/23	152,420
2,129	4.500	07/01/36	2,301
2,258	4.500	04/01/39	2,448
8,795	4.500	05/01/39	9,583
4,497	4.000	08/01/39	4,809
17,742	4.500	08/01/39	19,330
337,662	4.500	12/01/39	367,885
16,066	4.500	01/01/41	17,431
173,143	4.500	05/01/41	187,789
108,426	4.500	08/01/41	117,114
99,863	4.500	08/01/42	109,113
15,279	3.000	11/01/42	15,848
174,373	3.000	12/01/42	180,872
436,948	3.000	01/01/43	453,286
81,379	3.000	02/01/43	84,463
517,735	3.000	03/01/43	537,350
850,384	3.000	04/01/43	882,604
584,572	3.000	05/01/43	606,721
98,354	3.000	06/01/43	102,080
888,379	3.000	07/01/43	922,594
1,846,149	4.500	10/01/44	1,961,200
1,076,722	4.500	04/01/45	1,181,172
121,149	4.500	05/01/45	132,901
704,207	4.500	06/01/45	748,093
650,048	4.000	11/01/45	686,215
212,832	4.000	03/01/46	224,136
17,977	4.500	05/01/46	19,091
148,071	4.000	06/01/46	155,619
36,001	4.000	08/01/46	37,837
229,902	4.500	08/01/46	243,942
232,732	4.000	10/01/46	244,596
61,204	4.500	06/01/47	66,701
2,236,571	4.500	11/01/47	2,402,513
535,357	4.000	12/01/47	569,912
542,960	4.000	01/01/48	578,176
1,827,972	4.000	02/01/48	1,941,853
1,511,547	4.000	03/01/48	1,601,554
883,649	4.000	05/01/48	935,991
1,811,165	4.000	06/01/48	1,927,503
15,083,127	5.000	10/01/49	16,201,834

			37,768,543

UMBS, 30 Year, Single Family(c) – 18.7%
9,000,000	2.500	TBA-30yr	8,961,296
18,000,000	3.000	TBA-30yr	18,271,469
9,000,000	3.500	TBA-30yr	9,231,934
20,000,000	4.500	TBA-30yr	21,060,304

			57,525,003

TOTAL FEDERAL AGENCIES			$188,920,674

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $192,930,425)			$194,667,616

Agency Debentures – 13.1%
FFCB
$3,000,000	3.430%	12/06/28	$3,327,360
720,000	5.270	05/01/29	910,850
1,150,000	3.290	01/25/30	1,268,715
FHLB
2,200,000	1.875	03/13/20	2,199,846
3,700,000	2.125	06/09/23	3,766,082
2,100,000	3.375	09/08/23	2,236,127
300,000	3.375	12/08/23	320,743
FNMA
1,400,000	1.875	09/24/26	1,416,408
2,600,000	6.250	05/15/29	3,593,798
4,000,000	6.625	11/15/30	5,857,920
Hashemite Kingdom of Jordan Government AID Bond(d)
4,600,000	2.503	10/30/20	4,625,852
Israel Government AID Bond(d)
1,400,000	5.500	09/18/23	1,604,512
500,000	5.500	12/04/23	575,935
700,000	5.500	04/26/24	817,026
New Valley Generation V
1,045,342	4.929	01/15/21	1,074,354
Tennessee Valley Authority
6,500,000	3.875	02/15/21	6,682,065

TOTAL AGENCY DEBENTURES
(Cost $38,917,698)			$40,277,593

Asset-Backed Securities – 6.8%
Automotive – 3.0%
Ally Master Owner Trust Series 2018-1, Class A2
$4,100,000	2.700%	01/17/23	$4,133,500
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(e)(f)
2,150,000	2.630	12/20/21	2,157,818
Chesapeake Funding II LLC Series 2017-2A, Class A1(e)
777,883	1.990	05/15/29	776,707
Ford Credit Auto Owner Trust Series 2016-2, Class A(e)
400,000	2.030	12/15/27	399,783
Mercedes-Benz Master Owner Trust Series 2017-BA, Class A(b)(e) (1M LIBOR + 0.420%)
1,850,000	2.448	05/16/22	1,852,395

			9,320,203

Student Loan(b) – 3.8%
Access Group, Inc. Series 2015-1, Class A(e)(f) (1M USD LIBOR + 0.700%)
437,113	2.718	07/25/56	432,752
ECMC Group Student Loan Trust Series 2018-2A, Class A(e) (1M USD LIBOR + 0.800%)
1,433,385	2.818	09/25/68	1,420,377
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(e) (1M USD LIBOR + 0.800%)
909,892	2.818	10/25/56	902,905
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(e) (3M LIBOR + 0.110%)
571,483	2.242	11/25/26	570,801

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Higher Education Funding I Series 2014-1, Class A(e) (3M USD LIBOR + 1.050%)
$1,363,685	3.182%		05/25/34	$1,369,656
Navient Student Loan Trust Series 2016-7A, Class A(e) (1M USD LIBOR + 1.150%)
1,271,651	3.168		03/25/66	1,283,773
Navient Student Loan Trust Series 2017-4A, Class A2(e) (1M USD LIBOR + 0.500%)
850,000	2.518		09/27/66	848,379
Nelnet Student Loan Trust Series 2013-5A, Class A(e) (1M USD LIBOR + 0.630%)
243,695	2.648		01/25/37	241,930
PHEAA Student Loan Trust Series 2016-1A, Class A(e) (1M USD LIBOR + 1.150%)
1,208,542	3.168		09/25/65	1,218,177
Scholar Funding Trust Series 2013-A, Class A(e) (1M USD LIBOR + 0.650%)
1,564,994	2.694		01/30/45	1,549,306
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
825,896	3.976		07/25/23	829,637
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
800,000	3.103		05/01/35	804,896
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
6,100	2.406		01/26/26	6,099

				11,478,688

TOTAL ASSET-BACKED SECURITIES
(Cost $20,776,210)				$20,798,891

Municipal Debt Obligations – 1.8%
Alaska(b) – 0.5%
Alaska State Student Loan Corp. Series 2013, Class A(1M USD LIBOR + 0.500%)
$1,628,020	2.518%		08/25/31	$1,626,378

New Hampshire(b)(f) – 0.4%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,135,528	3.125		10/25/37	1,133,046

New Jersey – 0.8%
New Jersey Economic Development Authority Series A
2,000,000	7.425		02/15/29	2,554,800

Texas(b)(f) – 0.1%
Brazos Higher Education Authority, Inc. Series 2005-2, Class I-A12 (3M USD LIBOR + 0.160%)
311,897	2.266		03/27/23	311,440

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $5,057,007)				$5,625,664

U.S. Treasury Obligations – 47.0%
United States Treasury Bill(h)
$40,249,000	0.000%		03/05/20	$39,938,517
United States Treasury Bonds
3,500,000	3.750		11/15/43	4,607,422
3,830,000	3.625	(g)	02/15/44	4,955,062
8,890,000	3.375	(g)	05/15/44	11,084,719
3,320,000	3.125	(g)	08/15/44	3,981,406
7,200,000	2.875	(g)	11/15/46	8,338,500
5,080,000	2.750		11/15/47	5,758,656
United States Treasury Notes
3,190,000	2.875		10/15/21	3,267,756
500,000	2.000		07/31/22	505,820
3,970,000	1.750		09/30/22	3,990,160
1,850,000	2.875		10/31/23	1,945,102
21,800,000	2.875		11/30/23	22,942,797
4,670,000	2.875		05/31/25	4,992,522
4,360,000	2.875		07/31/25	4,668,266
8,260,000	1.625		05/15/26	8,263,872
1,010,000	2.125		05/31/26	1,042,194
1,270,000	2.250		11/15/27	1,328,737
2,950,000	2.875		08/15/28	3,244,539
United States Treasury Strip Coupon(h)
6,400,000	0.000		11/15/35	4,637,507
1,300,000	0.000		05/15/36	930,790
6,000,000	0.000		11/15/37	4,143,025

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $139,276,215)				$144,567,369

Shares	Dividend Rate	Value

Investment Company(i) – 0.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,869,631	2.032%	$1,869,631
(Cost $1,869,631)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $398,827,186)		$407,806,764

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(h) – 0.4%
Commercial Paper – 0.4%
VW Credit, Inc.
$1,150,000	0.000%	12/06/19	$1,145,099
(Cost $1,143,253)

TOTAL INVESTMENTS – 133.1%
(Cost $399,970,439)			$408,951,863

LIABILITIES IN EXCESS OF OTHER ASSETS – (33.1)%			(101,726,509)

NET ASSETS – 100.0%			$307,225,354

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $99,749,847 which represents approximately 32.5% of the Fund’s net assets as of September 30, 2019.

(d)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,623,325, which represents approximately 2.5% of the Fund’s net assets as of September 30, 2019.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
NCUA	—National Credit Union Administration
REMIC	—Real Estate Mortgage Investment Conduit
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA	4.000%	TBA-30yr	10/10/19	$(1,000,000)	$(1,037,647)
FNMA	5.000	TBA-30yr	11/13/19	(7,000,000)	(7,501,484)
FNMA	5.000	TBA-30yr	10/10/19	(1,000,000)	(1,071,172)
GNMA	4.000	TBA-30yr	10/21/19	(3,000,000)	(3,119,516)
GNMA	4.500	TBA-30yr	10/21/19	(1,000,000)	(1,044,922)
GNMA	5.000	TBA-30yr	10/21/19	(1,000,000)	(1,054,141)

TOTAL (Proceeds Receivable: $(14,806,133))					$(14,828,882)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	82	12/14/20	$20,197,625	$104,664
30 Day Federal Funds	68	11/29/19	27,838,310	1,470
5 Year U.S. Treasury Notes	119	12/31/19	14,178,664	(15,042)
10 Year U.S. Treasury Notes	94	12/19/19	12,249,375	3,923

Total				$95,015
Short position contracts:
Ultra Long U.S. Treasury Bonds	(37)	12/19/19	(7,100,531)	152,631
Ultra 10 Year U.S. Treasury Notes	(113)	12/19/19	(16,091,906)	130,435
2 Year U.S. Treasury Notes	(14)	12/31/19	(3,017,000)	85
20 Year U.S. Treasury Bonds	(69)	12/19/19	(11,199,563)	29,737

Total				$312,888

TOTAL FUTURES CONTRACTS				$407,903

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M LIBOR(b)	1.287%	09/15/21	$7,920	$(766)	$927	$(1,693)
0.000%	3M LIBOR	07/25/24	11,100	2,081	180	1,901
0.971(b)	3M LIBOR	06/30/26	5,340	91,263	84,826	6,437
3M LIBOR(c)	1.295(d)	05/15/29	2,460	(53,364)	(89,735)	36,371
3M LIBOR(c)	2.013(d)	08/02/29	5,900	168,624	69,043	99,581
1.485(c)	3M LIBOR(d)	05/15/45	2,800	130,195	245,817	(115,622)
2.230(c)	3M LIBOR(d)	08/02/52	1,570	(182,121)	(57,596)	(124,525)

TOTAL				$155,912	$253,462	$(97,550)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 4.7%
Multi-National – 4.7%
European Investment Bank(b) (SOFR + 0.290%)
$7,470,000	2.225%	06/10/22	$7,477,918
International Bank for Reconstruction & Development (SOFR + 0.220%)
9,000,000	2.040	08/21/20	9,002,229

TOTAL CORPORATE OBLIGATIONS
(Cost $16,470,000)			$16,480,147

Mortgage-Backed Obligations – 34.1%
Collateralized Mortgage Obligations – 25.8%
Regular Floater(a) – 23.3%
FHLMC REMIC Series 1826, Class F (1M LIBOR + 0.400%)
3,148	2.428	09/15/21	3,151
FHLMC REMIC Series 3371, Class FA (1M LIBOR + 0.600%)
588,347	2.628	09/15/37	592,943
FHLMC REMIC Series 3374, Class FT (1M LIBOR + 0.300%)
106,953	2.328	04/15/37	106,541
FHLMC REMIC Series 3545, Class FA (1M LIBOR + 0.850%)
154,027	2.878	06/15/39	155,509
FHLMC REMIC Series 4272, Class FD (1M LIBOR + 0.350%)
3,238,089	2.378	11/15/43	3,225,556
FHLMC REMIC Series 4316, Class FY (1M LIBOR + 0.400%)
934,612	2.428	11/15/39	934,444
FHLMC REMIC Series 4477, Class FG (1M LIBOR + 0.300%)
2,756,942	2.530	10/15/40	2,747,316
FHLMC REMIC Series 4508, Class CF (1M LIBOR + 0.400%)
8,167,200	2.428	09/15/45	8,173,665
FHLMC REMIC Series 4751, Class EF (1M LIBOR + 0.250%)
9,296,576	2.278	05/15/41	9,252,545
FHLMC REMIC Series 4751, Class FA (1M LIBOR + 0.250%)
7,631,417	2.278	03/15/39	7,583,712
FHLMC STRIPS Series 237, Class F23 (1M LIBOR + 0.400%)
223,933	2.428	05/15/36	223,627
FHLMC STRIPS Series 350, Class F2 (1M LIBOR + 0.350%)
10,324,679	2.580	09/15/40	10,273,928
FNMA REMIC Series 1998-66, Class FC (1M LIBOR + 0.500%)
18,316	2.525	11/17/28	18,344
FNMA REMIC Series 2006-72, Class XF (1M LIBOR + 0.500%)
143,882	2.518	08/25/36	144,142
FNMA REMIC Series 2007-33, Class HF (1M LIBOR + 0.350%)
35,296	2.368	04/25/37	35,200
FNMA REMIC Series 2007-36, Class F (1M LIBOR + 0.230%)
735,576	2.248	04/25/37	730,300
FNMA REMIC Series 2008-22, Class FD (1M LIBOR + 0.840%)
332,590	2.858	04/25/48	337,143
FNMA REMIC Series 2009-66, Class FP (1M LIBOR + 0.900%)
12,650,577	2.918	09/25/39	12,849,537
FNMA REMIC Series 2009-75, Class MF (1M LIBOR + 1.150%)
479,337	3.168	09/25/39	489,929
FNMA REMIC Series 2010-123, Class FL (1M LIBOR + 0.430%)
1,120,971	2.448	11/25/40	1,120,586

Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA REMIC Series 2010-8, Class FE (1M LIBOR + 0.790%)
5,960,596	2.808	02/25/40	6,021,902
FNMA REMIC Series 2011-110, Class FE (1M LIBOR + 0.400%)
1,854,734	2.418	04/25/41	1,853,687
FNMA REMIC Series 2011-63, Class FG (1M LIBOR + 0.450%)
394,412	2.468	07/25/41	396,913
FNMA REMIC Series 2012-56, Class FG (1M LIBOR + 0.500%)
1,123,791	2.518	03/25/39	1,125,192
FNMA REMIC Series 2013-96, Class FW (1M LIBOR + 0.400%)
103,215	2.418	09/25/43	103,363
FNMA REMIC Series 2014-19, Class FA (1M LIBOR + 0.400%)
760,982	2.418	11/25/39	760,860
FNMA REMIC Series 2014-19, Class FJ (1M LIBOR + 0.400%)
880,810	2.418	11/25/39	880,663
FNMA REMIC Series 2017-45, Class FA (1M LIBOR + 0.320%)
6,508,171	2.550	06/25/47	6,499,999
NCUA Guaranteed Notes Series 2011-R1, Class 1A (1M LIBOR + 0.450%)
178,391	2.507	01/08/20	178,492
NCUA Guaranteed Notes Series 2011-R2, Class 1A (1M LIBOR + 0.400%)
738,403	2.457	02/06/20	738,650
NCUA Guaranteed Notes Series 2011-R3, Class 1A (1M LIBOR + 0.400%)
542,195	2.450	03/11/20	542,378
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
855,649	2.507	10/07/20	856,206
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A (1M LIBOR + 0.470%)
2,522,723	2.527	11/05/20	2,525,104
Silverstone Master Issuer PLC Series 2019-1A, Class 1A(b) (3M USD LIBOR + 0.570%)
780,000	2.848	01/21/70	780,828

			82,262,352

Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 4248, Class LM
482,251	6.500	05/15/41	561,687

Sequential Floating Rate(a) – 2.3%
FHLMC REMIC Series 3588, Class CW
913,554	4.630	10/15/37	959,605
FNMA REMIC Series 1990-145, Class A
421	3.665	12/25/20	423
FNMA REMIC Series 1997-20, Class F
47,899	2.995	03/25/27	48,150
Holmes Master Issuer PLC Series 2018-1A, Class A2(b) (3M USD LIBOR + 0.360%)
2,468,572	2.663	10/15/54	2,467,238
Permanent Master Issuer PLC Series 2018-1A, Class 1A1(b) (3M USD LIBOR + 0.380%)
4,500,000	2.683	07/15/58	4,501,436

			7,976,852

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$90,800,894

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(a) – 6.4%
Sequential Floating Rate – 6.4%
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A (1M USD LIBOR + 0.340%)
$286,408	2.429%	01/25/21	$286,341
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A (1M USD LIBOR + 0.380%)
1,088,700	2.469	08/25/23	1,088,294
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
1,848,671	2.539	06/25/23	1,847,679
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
3,973,807	2.459	04/25/24	3,956,456
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
5,142,946	2.459	05/25/24	5,134,289
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL (1M USD LIBOR + 0.350%)
1,869,892	2.439	08/25/25	1,859,260
FNMA ACES Series 2017-M13, Class FA (1M USD LIBOR + 0.400%)
5,200,836	2.698	10/25/24	5,160,253
FHLMC Multifamily Structured Pass-Through Certificates Series KF42, Class A (1M USD LIBOR + 0.250%)
3,411,098	2.339	12/25/24	3,398,600

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$22,731,172

Federal Agencies – 1.9%
Adjustable Rate FHLMC(a) – 0.8%
(1 Year CMT + 2.275%)
1,159,268	4.464	01/01/38	1,219,277
(12M MTA + 2.155%)
5,045	4.614	06/01/31	5,266
(12M USD LIBOR + 1.750%)
461,934	4.625	05/01/35	484,628
(12M USD LIBOR + 1.860%)
590,204	4.735	05/01/34	618,077
(3 Year CMT + 2.109%)
7,277	5.694	05/01/35	7,653
(3 Year CMT + 2.558%)
288,798	4.369	08/01/28	293,438
(6M CMT + 2.219%)
61,986	4.817	05/01/29	63,763
(COF + 1.198%)
2,941	2.448	02/01/31	2,935
(COF + 1.248%)
10,979	4.446	06/01/30	11,441
(COF + 1.250%)
156	5.928	01/01/20	156
812	2.391	05/01/21	810
5,447	4.086	06/01/29	5,638
12,918	2.394	04/01/30	12,881

			2,725,963

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – 0.8%
(1 year CMT + 1.500%)
4,952	4.072	05/20/22	4,940
(1 year CMT + 1.500%)
44,948	3.902	06/20/24	44,876
(1 Year CMT + 2.000%)
421	6.829	02/01/22	430
(1 Year CMT + 2.265%)
343,248	4.737	07/01/33	361,018
(1 Year CMT + 2.360%)
155,126	4.726	11/01/34	163,718
(12M MTA + 1.200%)
4,101	3.683	02/01/41	4,135
(12M MTA + 1.400%)
41,119	3.883	06/01/40	41,638
(12M USD LIBOR + 1.550%)
1,059,819	4.057	09/01/44	1,086,338
(12M USD LIBOR + 1.973%)
853,497	4.908	03/01/37	894,327
(6M USD LIBOR + 1.750%)
8,093	4.500	02/01/23	8,185
(6M USD LIBOR + 1.891%)
79,750	4.516	01/01/24	81,183
(6M USD LIBOR + 1.925%)
73,911	4.447	03/01/24	75,311
(COF + 1.250%)
5,089	3.602	06/01/27	5,150
3,626	4.250	12/01/27	3,776
4,068	4.494	01/01/28	4,264
3,324	2.282	06/01/29	3,321
3,904	2.345	06/01/29	3,902
2,307	4.110	05/01/36	2,390

			2,788,902

Adjustable Rate GNMA(a) – 0.2% GNMA (1 Year CMT + 1.500%)
500,323	3.875	04/20/33	513,914
108,969	3.875	05/20/33	113,434
261,414	3.750	08/20/34	268,131

			895,479

FHLMC – 0.0%
11	5.500	01/01/20	10
7,571	7.000	04/01/21	7,608
7,345	7.000	08/01/21	7,499
30,257	7.000	05/01/22	31,178
83,480	7.000	06/01/22	86,000
749	4.500	05/01/23	776

			133,071

GNMA – 0.0%
16,496	7.000	04/15/26	17,680

UMBS – 0.1%
265	5.000	01/01/20	274
9,248	7.000	07/01/21	9,432
23,013	7.000	11/01/21	23,564
17,965	7.000	12/01/21	18,059

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$19,535	7.000%	01/01/22	$19,619
5,107	7.000	02/01/22	5,238
15,135	6.000	05/01/38	17,395
18,929	6.000	11/01/38	21,763
41,493	6.000	09/01/39	47,682
15,869	6.000	10/01/39	18,181
10,828	6.000	10/01/40	12,442
15,724	6.000	05/01/41	18,064

			211,713

TOTAL FEDERAL AGENCIES			$6,772,808

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $120,737,142)			$120,304,874

Agency Debenture(a) – 2.0%
FFCB (3M USD LIBOR + 0.290%)
$7,200,000	2.139%	04/11/22	$7,184,448
(Cost $7,200,000)

Asset-Backed Securities(a) – 52.2%
Automotive – 7.9%
Ally Master Owner Trust Series 2017-3, Class A1(d) (1M LIBOR + 0.430%)
$11,500,000	2.458%	06/15/22	$11,514,472
Chesapeake Funding II LLC Series 2016-2A, Class A2(b) (1M USD LIBOR + 1.000%)
255,051	3.028	06/15/28	255,247
Chesapeake Funding II LLC Series 2017-3A, Class A2(b) (1M USD LIBOR + 0.340%)
2,416,990	2.368	08/15/29	2,416,691
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(b) (1M USD LIBOR + 0.430%)
9,650,000	2.458	07/15/22	9,659,967
Nissan Master Owner Receivables Trust Series 2017-C, Class A (1M USD LIBOR + 0.320%)
4,100,000	2.348	10/17/22	4,101,275

			27,947,652

Collateralized Loan Obligations(b) – 16.3%
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M USD LIBOR + 1.050%)
3,600,000	3.306	01/28/31	3,588,080
Apex Credit CLO II LLC Series 2017-2A, Class A (3M USD LIBOR + 1.270%)
3,000,000	3.426	09/20/29	3,000,378
Barings CLO Ltd. Series 2018-3A, Class A1 (3M USD LIBOR + 0.950%)
4,000,000	3.228	07/20/29	3,996,016
CBAM CLO Management LLC Series 2017-2A, Class A (3M USD LIBOR + 1.240%)
3,500,000	3.543	10/17/29	3,498,709
Cedar Funding VII Clo Ltd. Series 18-7A, Class A1 (3M USD LIBOR + 1.000%)
3,000,000	3.278	01/20/31	2,990,760

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Dryden 64 CLO Ltd. Series 18-64A, Class A(d) (3M USD LIBOR + 0.970%)
5,950,000	3.270	04/18/31	5,878,398
Jamestown CLO X Ltd. Series 2017-10A, Class A1 (3M USD LIBOR + 1.250%)
4,750,000	3.553	07/17/29	4,756,194
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,200,000	3.053	04/15/29	5,159,321
Newfleet CLO Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 0.950%)
5,450,000	3.228	04/20/28	5,426,347
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
6,000,000	3.347	04/26/31	5,952,690
OCP CLO Ltd. Series 2017-13A, Class A1A (3M USD LIBOR + 1.260%)
3,150,000	3.563	07/15/30	3,148,705
Pikes Peak Clo 2 Series 18-2A, Class A (3M USD LIBOR + 1.290%)
6,700,000	3.590	01/18/32	6,673,843
WhiteHorse X Ltd. Series 2015-10A, Class A1R (3M USD LIBOR + 0.930%)
3,234,233	3.233	04/17/27	3,230,096

			57,299,537

Credit Card – 18.0%
American Express Credit Account Master Trust Series 2017-2, Class A (1M LIBOR + 0.450%)
6,700,000	2.478	09/16/24	6,734,831
CARDS II Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 0.260%)
3,600,000	2.288	10/17/22	3,600,140
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5 (1M LIBOR + 0.620%)
10,100,000	2.666	04/22/26	10,174,918
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1M LIBOR + 0.370%)
10,750,000	2.412	08/08/24	10,774,028
Evergreen Credit Card Trust Series 2019-1, Class A(b) (1M USD LIBOR + 0.480%)
8,700,000	2.508	01/15/23	8,726,212
Golden Credit Card Trust Series 2017-4A, Class A(b) (1M USD LIBOR + 0.520%)
11,200,000	2.548	07/15/24	11,210,262
Golden Credit Card Trust Series 2019-1A, Class A(b) (1M USD LIBOR + 0.450%)
3,500,000	2.478	12/15/22	3,508,490
Trillium Credit Card Trust II Series 2018-1A, Class A(b)(d) (1M USD LIBOR + 0.250%)
8,900,000	2.296	02/27/23	8,900,920

			63,629,801

Student Loan – 10.0%
Academic Loan Funding Trust Series 2013-1A, Class A(b)(d) (1M USD LIBOR + 0.800%)
2,087,395	2.818	12/26/44	2,086,253

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(d) (1M USD LIBOR + 0.800%)
$1,764,442	2.818%	02/25/41	$1,753,745
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b) (1M USD LIBOR + 0.800%)
732,963	2.818	06/25/26	734,121
Educational Funding of the South, Inc. Series 2012-1, Class A (1M USD LIBOR + 1.050%)
1,513,519	3.068	03/25/36	1,529,636
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
1,382,775	3.168	09/25/40	1,384,133
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
1,467,347	2.718	02/25/39	1,464,179
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(b) (1M USD LIBOR + 1.000%)
1,068,160	3.018	04/25/33	1,074,113
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(b) (3M LIBOR + 0.110%)
633,264	2.242	11/25/26	632,509
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
38,090	2.832	08/25/48	38,217
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
1,500,054	3.182	05/25/34	1,506,622
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,027,749	3.176	07/25/45	1,034,271
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1 (1M USD LIBOR + 0.750%)
3,417,464	2.850	12/01/31	3,398,156
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
1,127,889	3.082	02/25/42	1,126,581
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
362,306	3.226	04/25/38	362,825
Missouri Higher Education Loan Authority Series 2010-2, Class A1 (3M USD LIBOR + 0.850%)
1,993,116	2.982	08/27/29	2,018,948
Missouri Higher Education Loan Authority Series 2011-1, Class A1 (3M USD LIBOR + 0.850%)
3,262,516	2.956	06/25/36	3,268,491
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
1,978,655	3.044	05/20/30	1,982,397
NCUA Guaranteed Notes Series 2010-A1, Class A (1M LIBOR + 0.350%)
178,916	2.399	12/07/20	178,942
Nelnet Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
102,130	2.376	01/25/30	102,115
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
397,691	2.718	12/26/31	397,035

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
1,430,347	3.000	07/01/31	1,419,063
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
763,021	3.006	10/28/41	760,220
Scholar Funding Trust Series 2013-A, Class A(b) (1M USD LIBOR + 0.650%)
2,086,227	2.694	01/30/45	2,065,314
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
611,154	3.238	10/25/27	613,962
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
572,112	3.007	11/25/42	576,423
SLM Student Loan Trust Series 2004-8A, Class A5(b) (3M USD LIBOR + 0.500%)
139,074	2.776	04/25/24	139,113
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
475,221	3.026	04/25/23	468,848
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
270,005	3.976	07/25/23	271,228
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
268,051	3.169	10/01/24	268,568
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
900,000	3.103	05/01/35	905,508
Utah State Board of Regents Series 2015-1, Class A (1M USD LIBOR + 0.600%)
1,750,142	2.618	02/25/43	1,727,822
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
6,777	2.406	01/26/26	6,777

			35,296,135

TOTAL ASSET-BACKED SECURITIES
(Cost $184,073,989)			$184,173,125

Municipal Debt Obligations(a) – 3.4%
Alaska – 0.4%
Alaska State Student Loan Corp. Series 2013, Class A (1M USD LIBOR + 0.500%)
$1,261,142	2.518%	08/25/31	$1,259,870

New Hampshire(d) – 0.9%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,230,155	3.125	10/25/37	1,227,466
New Hampshire State Higher Education Loan Corp. (Taxable- Student Loan) Series 2012-1 (1M USD LIBOR + 0.500%)
1,859,636	2.518	10/25/28	1,848,441

			3,075,907

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations(a) – (continued)
Rhode Island(d) – 0.1%
Rhode Island Student Loan Authority RB (Taxable – FFELP Loan Backed) Series 2014-1 (1M USD LIBOR + 0.700%)
$380,557	2.789%	10/02/28	$380,419

Utah – 2.0%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1 (1M USD LIBOR + 0.750%)
6,812,322	2.768	12/26/31	6,820,497
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(d) (3M USD LIBOR + 0.850%)
324,556	3.103	05/01/29	325,267

			7,145,764

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $11,875,354)			$11,861,960

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $340,356,485)			$340,004,554

Short-term Investments – 1.2%
Commercial Paper(e) – 0.5%
VW Credit, Inc.
$1,650,000	0.000%	12/06/19	$1,642,968

Repurchase Agreements – 0.7%
Citigroup Holdings, Inc.
2,400,000	2.320	10/01/19	2,400,000
Maturity Value: $2,400,155
Next Reset Date: 10/01/19

Collateralized by various mortgage obligations, 3.000% to 4.000%, due 10/01/49. The aggregate market value of the collateral, including accrued interest, was $2,472,998.

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,040,320)			$4,042,968

TOTAL INVESTMENTS – 97.6%
(Cost $344,396,805)			$344,047,522

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			8,533,409

NET ASSETS – 100.0%			$352,580,931

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
ACES	—Alternative Credit Enhancement Securities
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FFCB	—Federal Farm Credit Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
MTA	—Monthly Treasury Average
NCUA	—National Credit Union Administration
PLC	—Public Limited Company
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	22	12/19/19	$4,221,938	$(35,789)
5 Year U.S. Treasury Notes	1	12/31/19	119,148	6
10 Year U.S. Treasury Notes	74	12/19/19	9,643,125	(21,612)
20 Year U.S. Treasury Bonds	18	12/19/19	2,921,625	(58,690)

Total				$(116,085)
Short position contracts:
Eurodollars	(2)	03/16/20	(491,650)	(3,355)
Eurodollars	(6)	06/15/20	(1,476,675)	(11,279)
Ultra 10 Year U.S. Treasury Notes	(88)	12/19/19	(12,531,750)	169,034
2 Year U.S. Treasury Notes	(53)	12/31/19	(11,421,500)	(10,535)

Total				$143,865

TOTAL FUTURES CONTRACTS				$27,780

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
12M LIBOR(b)	1.287%	09/15/21	$8,230	$(796)	$950	$(1,746)
0.000%	3M LIBOR	07/25/24	11,600	2,175	182	1,993
0.971(b)	12M LIBOR	06/30/26	5,470	93,485	83,807	9,678
3M LIBOR(c)	1.295(d)	05/15/29	2,780	(60,306)	(101,383)	41,077
3M LIBOR(c)	2.013(d)	08/02/29	6,300	180,056	73,724	106,332
1.485(c)	3M LIBOR(d)	05/15/45	3,140	146,005	275,642	(129,637)
2.230(c)	3M LIBOR(d)	08/02/52	1,650	(191,401)	(60,531)	(130,870)

TOTAL				$169,218	$272,391	$(103,173)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 95.9%
United States Treasury Inflation Indexed Bonds
$19,376,571	0.125%		04/15/21	$19,173,201
11,952,255	0.625		07/15/21	12,002,535
74,141,183	0.125	(a)	04/15/22	73,432,772
8,590,428	0.125		07/15/22	8,558,992
37,679,511	0.125		01/15/23	37,393,251
4,868,370	0.375		07/15/25	4,939,155
33,741,563	0.625		01/15/26	34,649,213
42,598,736	0.125		07/15/26	42,566,336
10,514,691	0.375		01/15/27	10,648,831
15,941,760	0.375		07/15/27	16,218,970
25,274,430	0.500		01/15/28	25,901,287
16,363,341	0.750		07/15/28	17,212,524
298,740	2.500		01/15/29	361,432
6,695,400	0.625		02/15/43	6,877,353
34,686,838	1.375		02/15/44	41,622,149
21,681,050	0.750		02/15/45	22,815,228
United States Treasury Notes
3,500,000	2.250		11/15/27	3,661,875
8,110,000	2.875	(a)	08/15/28	8,919,733

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $371,765,938)				$386,954,837

Shares	Dividend Rate	Value

Investment Company(b) – 1.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,329,004	2.032%	$7,329,004
(Cost $7,329,004)

TOTAL INVESTMENTS – 97.7%
(Cost $379,094,942)		$394,283,841

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		9,185,225

NET ASSETS – 100.0%		$403,469,066

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
LIBOR	—London Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	13	12/16/19	$3,186,300	$1,978
Ultra Long U.S. Treasury Bonds	64	12/19/19	12,282,000	(80,576)
30 Day Federal Funds	44	11/29/19	18,013,024	947
5 Year U.S. Treasury Notes	417	12/31/19	49,684,899	(241,156)
10 Year U.S. Treasury Notes	328	12/19/19	42,742,500	(192,270)

Total				$(511,077)
Short position contracts:
Eurodollars	(1)	03/16/20	(245,825)	(1,677)
Eurodollars	(5)	06/15/20	(1,230,563)	(9,399)
Eurodollars	(26)	09/14/20	(6,404,125)	(89,111)
Ultra 10 Year U.S. Treasury Notes	(181)	12/19/19	(25,775,531)	373,372
2 Year U.S. Treasury Notes	(217)	12/31/19	(46,763,500)	30,904
20 Year U.S. Treasury Bonds	(60)	12/19/19	(9,738,750)	2,633

Total				$306,722

TOTAL FUTURES CONTRACTS				$(204,355)

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M LIBOR(a)	1.287%	09/15/21	$22,620	(b)	$(2,187)	$2,624	$(4,811)
2.251%(c)	3M LIBOR	02/20/24	13,700		(454,051)	104	(454,155)
0.000	3M LIBOR	07/25/24	30,700	(b)	5,756	496	5,260
2.104(c)	3M LIBOR	12/14/24	10,000		(258,623)	100	(258,723)
2.007(c)	3M LIBOR	02/07/26	6,300		(144,585)	77	(144,661)
0.971(a)	3M LIBOR	06/30/26	15,160	(b)	259,090	237,919	21,171
1.750(d)	3M LIBOR(e)	12/18/26	14,840	(b)	(247,720)	(140,545)	(107,174)
3M LIBOR(c)	2.103	02/07/29	6,300		228,154	90	228,064
3M LIBOR(d)	1.295(e)	05/15/29	8,470	(b)	(183,737)	(308,942)	125,205
3M LIBOR(d)	2.013(e)	08/02/29	25,990	(b)	742,802	221,497	521,304
1.485(d)	3M LIBOR(e)	05/15/45	9,670	(b)	449,640	848,934	(399,295)
2.230(d)	3M LIBOR(e)	08/02/52	6,980	(b)	(809,686)	(205,858)	(603,828)

TOTAL					$(415,147)	$656,496	$(1,071,643)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019
(c)	Payments made at the termination date.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	$2.080	11/19/2019	4,700,000	$4,700,000	$2,818	$5,640	$(2,822)
3M IRS	JPMorgan Securities, Inc.	1.580	11/19/2019	4,700,000	4,700,000	47,421	48,880	(1,459)

Total purchased option contracts				9,400,000	$9,400,000	$50,239	$54,520	$(4,281)
Written option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	$1.830	11/19/2019	(9,400,000)	$(9,400,000)	$(25,253)	$(33,840)	$8,587

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 54.4%
Collateralized Mortgage Obligations – 7.4%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$24	1,172.807%	11/15/21	$199

Inverse Floaters(b) – 0.0%
FNMA REMIC Series 1990-134, Class SC (-1x1M LIBOR + 21.600%)
685	18.572	11/25/20	721

Regular Floater(b) – 1.2%
FNMA REMIC Series 2007-33, Class HF (1M LIBOR + 0.350%)
303,760	2.368	04/25/37	302,935
NCUA Guaranteed Notes Series 2011-R1, Class 1A (1M LIBOR + 0.450%)
1,044,860	2.507	01/08/20	1,045,455
NCUA Guaranteed Notes Series 2011-R2, Class 1A (1M LIBOR + 0.400%)
4,947,302	2.457	02/06/20	4,948,952
NCUA Guaranteed Notes Series 2011-R3, Class 1A (1M LIBOR + 0.400%)
3,674,877	2.450	03/11/20	3,676,119
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
1,043,771	2.507	10/07/20	1,044,450

			11,017,911

Sequential Fixed Rate – 6.2%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
1,503,295	3.250	04/25/38	1,509,005
FHLMC REMIC Series 1980, Class Z
274,630	7.000	07/15/27	308,759
FHLMC REMIC Series 2019, Class Z
193,819	6.500	12/15/27	211,050
FHLMC REMIC Series 2755, Class ZA
547,838	5.000	02/15/34	606,273
FHLMC REMIC Series 3530, Class DB
2,061,635	4.000	05/15/24	2,128,374
FHLMC REMIC Series 4273, Class PD
873,753	6.500	11/15/43	1,029,225
FHLMC REMIC Series 4619, Class NA
3,315,807	3.000	03/15/44	3,438,720
FHLMC REMIC Series 4663, Class KA
26,424,271	3.500	11/15/42	27,076,071
FNMA REMIC Series 1990-16, Class E
3,929	9.000	03/25/20	3,969
FNMA REMIC Series 2012-111, Class B
342,627	7.000	10/25/42	400,174
FNMA REMIC Series 2012-153, Class B
1,262,746	7.000	07/25/42	1,483,181
FNMA REMIC Series 2015-30, Class EA
5,782,206	3.000	05/25/45	5,972,555
GNMA REMIC Series 2019-35, Class A
12,909,671	4.000	12/20/48	13,479,948

			57,647,304

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$68,666,135

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 4.1%
Sequential Fixed Rate – 3.8%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$16,100,000	3.130%	06/25/21	$16,286,354
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,600,000	2.991	09/25/21	18,836,866

			35,123,220

Sequential Floating Rate(b) – 0.3%
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A (1M USD LIBOR + 0.340%)
218,531	2.429	01/25/21	218,480
FHLMC Multifamily Structured Pass Through Certificates Series KP02, Class A2
2,027,237	2.355	04/25/21	2,018,287

			2,236,767

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$37,359,987

Federal Agencies – 42.9%
Adjustable Rate FHLMC(b) – 0.5%
(1 Year CMT + 2.250%)
$835,392	4.754%	06/01/35	$877,590
(12M USD LIBOR + 1.610%)
3,321,093	3.345	11/01/44	3,410,618
(12M USD LIBOR + 1.765%)
207,661	4.329	06/01/42	215,381
(12M USD LIBOR + 1.840%)
282,208	4.659	11/01/34	295,618
(12M USD LIBOR + 2.000%)
10,918	4.875	11/01/36	11,392
(12M USD LIBOR + 2.330%)
74,531	5.221	05/01/36	78,351
(6M USD LIBOR + 2.055%)
14,405	4.304	10/01/36	15,015

			4,903,965

Adjustable Rate FNMA(b) – 0.9%
(1 Year CMT + 2.074%)
146,449	4.357	10/01/35	154,281
(1 Year CMT + 2.195%)
216	4.755	02/01/27	217
(1 Year CMT + 2.220%)
350,624	4.595	06/01/34	368,688
(1 Year CMT + 2.288%)
390,227	5.001	02/01/34	409,410
(12M MTA + 1.948%)
185,261	4.388	04/01/36	191,328
(12M MTA + 2.346%)
850,706	4.819	07/01/36	890,749
(12M MTA + 2.464%)
372,644	4.936	06/01/36	391,688
(12M USD LIBOR + 1.225%)
9,688	4.100	01/01/33	9,984

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(12M USD LIBOR + 1.325%)
$458,130	4.305%	04/01/35	$473,878
(12M USD LIBOR + 1.433%)
108,296	4.456	05/01/35	112,423
(12M USD LIBOR + 1.506%)
107,644	4.631	02/01/35	111,785
(12M USD LIBOR + 1.510%)
51,435	4.635	02/01/35	53,503
(12M USD LIBOR + 1.642%)
192,770	4.668	03/01/35	201,324
(12M USD LIBOR + 1.663%)
123,972	4.491	10/01/34	129,309
(12M USD LIBOR + 1.667%)
252,516	4.417	10/01/34	263,987
(12M USD LIBOR + 1.695%)
223,511	4.570	05/01/34	234,246
(12M USD LIBOR + 1.719%)
421,487	4.828	03/01/36	439,854
(12M USD LIBOR + 1.720%)
350,589	4.650	05/01/34	366,809
175,490	4.845	03/01/35	183,667
75,021	4.720	04/01/35	78,771
(12M USD LIBOR + 1.746%)
542,564	4.607	07/01/37	567,949
(12M USD LIBOR + 1.755%)
30,005	4.255	07/01/32	31,389
(12M USD LIBOR + 1.800%)
405,732	4.719	05/01/33	425,834
(12M USD LIBOR + 1.820%)
17,765	4.723	12/01/46	18,664
(12M USD LIBOR + 1.885%)
530,830	4.635	06/01/36	555,595
(12M USD LIBOR + 1.935%)
134,756	4.810	11/01/36	140,884
(12M USD LIBOR + 1.951%)
755,036	4.951	04/01/36	794,913
(6M USD LIBOR + 2.250%)
49,145	4.500	08/01/33	51,217
(COF + 1.250%)
547,719	4.607	08/01/33	576,308
(COF + 1.799%)
31,589	2.940	08/01/29	31,751

			8,260,405

Adjustable Rate GNMA(b) – 0.3%
(1 Year CMT + 1.500%)
140,364	3.875	05/20/34	144,863
276,095	3.750	07/20/34	283,160
228,882	3.750	08/20/34	234,764
1,686,477	3.750	09/20/34	1,730,430
204,404	4.125	10/20/34	210,349
303,347	4.125	12/20/34	311,892

			2,915,458

Mortgage-Backed Obligations – (continued)
FHLMC – 0.8%
$52	5.500%	01/01/20	$52
35,659	7.000	04/01/22	36,530
749	4.500	05/01/23	776
5,054	7.500	01/01/31	5,167
33,917	4.500	07/01/33	36,057
941,528	4.500	08/01/33	1,009,557
1,934,967	4.500	09/01/33	2,069,086
185,957	4.500	10/01/33	200,344
4,345	4.500	04/01/34	4,661
4,741	4.500	04/01/35	5,137
2,862	4.500	07/01/35	3,090
9,221	4.500	08/01/35	9,981
35,699	4.500	09/01/35	38,258
18,934	4.500	10/01/35	20,227
1,701	4.500	12/01/35	1,793
1,238	4.500	05/01/36	1,341
1,084	6.000	06/01/36	1,164
115,346	4.500	01/01/38	125,005
2,181	4.500	04/01/38	2,349
497	4.500	05/01/38	538
6,934	4.500	06/01/38	7,399
178,700	4.500	09/01/38	194,015
3,770	4.500	01/01/39	4,059
104,611	4.500	02/01/39	113,059
52,321	4.500	03/01/39	56,763
11,175	4.500	04/01/39	12,124
310,562	4.500	05/01/39	336,929
890,115	4.500	06/01/39	965,687
20,250	4.500	07/01/39	21,970
40,920	4.500	08/01/39	44,396
54,526	4.500	09/01/39	59,154
11,200	4.500	10/01/39	12,150
21,182	4.500	11/01/39	22,979
39,355	4.500	12/01/39	42,696
35,395	4.500	01/01/40	38,399
9,792	4.500	02/01/40	10,627
29,076	4.500	04/01/40	31,560
41,504	4.500	05/01/40	45,055
49,258	4.500	06/01/40	53,472
49,056	4.500	07/01/40	53,252
42,610	4.500	08/01/40	46,256
27,336	4.500	09/01/40	29,674
10,222	4.500	10/01/40	11,097
16,906	4.500	02/01/41	18,351
33,437	4.500	03/01/41	36,283
104,875	4.500	04/01/41	113,800
82,405	4.500	05/01/41	89,418
157,527	4.500	06/01/41	170,933
12,022	4.500	07/01/41	13,045
379,867	4.500	08/01/41	412,182
408,701	4.500	09/01/41	443,662
24,587	4.500	12/01/41	26,680
291,160	4.500	03/01/42	315,939

			7,424,178

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FNMA – 2.7%
$23,921,005	4.308%	07/01/21		$24,465,448
97,711	7.500	10/01/37		112,189

				24,577,637

GNMA – 16.0%
5,621	5.500	07/15/20		5,652
1,274	6.500	01/15/32		1,410
6,568	6.500	02/15/32		7,270
5,713	6.500	08/15/34		6,523
11,396	6.500	05/15/35		13,155
2,882	6.500	06/15/35		3,306
7,783	6.500	07/15/35		8,953
3,001	6.500	08/15/35		3,461
6,332	6.500	09/15/35		7,284
2,396	6.500	10/15/35		2,760
15,309	6.500	11/15/35		17,646
10,348	6.500	12/15/35		11,781
26,331	6.500	01/15/36		30,386
31,828	6.500	02/15/36		36,677
17,914	6.500	03/15/36		20,683
58,015	6.500	04/15/36		66,472
96,142	6.500	05/15/36		110,950
68,662	6.500	06/15/36		79,187
239,413	6.500	07/15/36		274,929
255,802	6.500	08/15/36		293,841
460,958	6.500	09/15/36		530,277
173,117	6.500	10/15/36		199,677
232,261	6.500	11/15/36		267,540
107,250	6.500	12/15/36		123,334
63,377	6.500	01/15/37		73,267
23,957	6.500	02/15/37		27,648
10,581	6.500	03/15/37		12,215
26,514	6.500	04/15/37		30,694
13,999	6.500	05/15/37		15,578
16,390	6.500	08/15/37		18,915
65,353	6.500	09/15/37		75,173
75,020	6.500	10/15/37		86,579
32,676	6.500	11/15/37		37,444
14,417	6.500	05/15/38		16,767
58,420	6.000	11/15/38		66,856
6,220	6.500	11/15/38		7,216
6,190	6.500	01/15/39		6,953
17,470	6.500	02/15/39		20,144
11,357,183	4.500	08/20/47		12,010,678
300,806	4.500	02/20/48		316,738
868,909	4.500	05/20/48		915,376
6,878,726	4.500	09/20/48		7,229,926
62,999,252	4.500	01/20/49		65,708,793
4,000,000	3.500	TBA-30yr	(d)	4,141,973
52,000,000	4.000	TBA-30yr	(d)	54,071,618

				147,013,705

UMBS – 17.3%
336,124	5.500	09/01/23		347,581
95,156	5.500	10/01/23		98,499
856,727	6.000	02/01/24		945,997
11,716	6.000	01/01/29		12,937
13,961	6.000	12/01/31		15,642
60,705	6.000	09/01/32		68,437

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
40,675	6.000	10/01/32		46,097
37,440	6.000	11/01/32		42,144
14,295	6.000	02/01/33		16,133
11,242	6.000	03/01/33		12,763
2,734	6.000	04/01/33		3,099
2,682	6.000	11/01/33		3,043
22,071,666	6.000	05/01/34		24,830,660
50,846	6.000	07/01/34		57,924
3,870	6.000	10/01/34		4,416
103,508	6.000	01/01/35		117,705
83,547	6.000	03/01/35		94,796
1,326,762	6.000	04/01/35		1,498,465
139,492	6.000	05/01/35		159,693
207,569	6.000	06/01/35		237,801
32,801	6.000	08/01/35		37,603
66,305	6.000	09/01/35		75,918
605,541	6.000	11/01/35		693,308
636,292	6.000	12/01/35		726,505
1,333,416	6.000	01/01/36		1,525,542
478,206	6.000	02/01/36		548,160
271,295	6.000	03/01/36		310,935
1,788,031	6.000	04/01/36		2,047,650
349,871	6.000	05/01/36		401,180
309,569	6.000	06/01/36		354,803
620,062	6.000	07/01/36		710,943
3,458,920	6.000	08/01/36		3,963,952
806,124	6.000	09/01/36		908,915
1,457,303	6.000	10/01/36		1,671,247
502,215	4.500	11/01/36		544,695
2,277,758	6.000	11/01/36		2,612,971
375,576	6.000	12/01/36		431,225
7,255	6.000	01/01/37		8,342
159,978	6.000	02/01/37		183,310
419,479	6.000	03/01/37		481,531
273,250	6.000	04/01/37		313,489
6,322,350	6.000	05/01/37		7,254,553
378,878	6.000	07/01/37		435,061
647,276	6.000	08/01/37		744,471
432,432	6.000	09/01/37		497,183
153,670	6.000	10/01/37		176,734
329,635	6.000	11/01/37		379,079
2,449,061	6.000	12/01/37		2,815,988
2,906,568	6.000	01/01/38		3,341,115
1,864,313	6.000	02/01/38		2,140,041
314,802	6.000	03/01/38		362,169
3,484	6.000	04/01/38		4,011
5,809,717	6.000	05/01/38		6,669,285
68,084	6.000	06/01/38		78,209
7,180,951	6.000	07/01/38		8,253,662
141,795	6.000	08/01/38		163,005
598,130	6.000	09/01/38		688,371
93,659	6.000	10/01/38		107,648
826,728	6.000	11/01/38		954,122
674,061	6.000	12/01/38		790,902
113,688	6.000	01/01/39		130,860
119,856	4.500	02/01/39		129,699
107,085	4.500	04/01/39		116,119
200,576	6.000	04/01/39		230,464
7,572	4.500	08/01/39		8,249

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$341,582	6.000%		08/01/39	$391,403
3,169,736	6.000		09/01/39	3,642,399
752,837	6.000		10/01/39	865,495
27,799	6.000		11/01/39	31,967
705,915	6.000		01/01/40	810,937
1,671	6.000		02/01/40	1,921
75,698	6.000		03/01/40	87,153
11,214	6.000		04/01/40	12,900
788,233	6.000		06/01/40	907,212
345,228	6.000		07/01/40	396,717
82,000	6.000		09/01/40	94,302
546,409	6.000		10/01/40	627,910
446,362	6.000		11/01/40	511,952
21,434	6.000		04/01/41	24,585
10,094	4.500		05/01/41	10,948
16,927,854	6.000		05/01/41	19,406,503
1,052,461	6.000		07/01/41	1,206,871
433,704	4.500		08/01/41	468,458
112,080	4.500		10/01/41	121,560
43,057,964	5.000		10/01/49	46,251,549

				159,509,798

UMBS, 30 Year, Single Family(d) – 4.4%
13,000,000	3.500		TBA-30yr	13,335,015
26,000,000	4.500		TBA-30yr	27,378,271

				40,713,286

TOTAL FEDERAL AGENCIES				$395,318,433

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $501,986,549)				$501,344,555

Agency Debentures – 8.2%
FFCB(b)
(1 Day FCPR – 2.800%)
$5,000,000	2.200%		03/14/22	$4,996,550
(3M USD LIBOR + 0.290%)
18,100,000	2.139		04/11/22	18,060,904
FHLB
1,800,000	5.375		08/15/24	2,112,642
FNMA
5,200,000	6.250		05/15/29	7,187,596
16,080,000	7.125		01/15/30	23,851,303
Hashemite Kingdom of Jordan Government AID Bond(e)
19,300,000	2.503		10/30/20	19,408,466

TOTAL AGENCY DEBENTURES
(Cost $72,971,776)				$75,617,461

Asset-Backed Securities(b) – 0.1%
Student Loan – 0.1%
NCUA Guaranteed Notes Series 2010-A1, Class A (1M LIBOR + 0.350%)
$1,103,318	2.399%		12/07/20	$1,103,474
(Cost $1,103,318)

U.S. Treasury Obligations – 45.8%
United States Treasury Bonds
$7,370,000	3.750	%(f)	11/15/43	$9,701,914
10,000	3.000	(f)	11/15/45	11,806
200,000	2.875		11/15/46	231,625
110,000	3.000		02/15/48	130,711
United States Treasury Notes
135,890,000	2.625		07/15/21	138,092,905
78,670,000	2.500		01/15/22	80,194,231
71,350,000	2.500		02/15/22	72,793,723
26,300,000	1.875		02/28/22	26,456,156
55,710,000	1.750		09/30/22	55,992,903
7,100,000	2.625		12/31/23	7,407,297
4,500,000	2.625		12/31/25	4,770,000
2,880,000	2.875		08/15/28	3,167,550
United States Treasury Strip Coupon(g)
28,900,000	0.000		11/15/35	20,941,242
2,800,000	0.000		05/15/36	2,004,779

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $415,504,427)				$421,896,842

TOTAL INVESTMENTS – 108.5%
(Cost $991,566,070)				$999,962,332

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.5)%				(77,916,286)

NET ASSETS – 100.0%				$922,046,046

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $98,926,876 which represents approximately 10.7% of the Fund’s net assets as of September 30, 2019.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,408,466, which represents approximately 2.1% of the Fund’s net assets as of September 30, 2019.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FCPR	—Federal Reserve Bank Prime Loan Rate U.S.
FDIC	—Federal Deposit Insurance Corp.
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTA	—Monthly Treasury Average
NCUA	—National Credit Union Administration
REMIC	—Real Estate Mortgage Investment Conduit

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA	5.000%	TBA-30yr	11/13/19	$(14,000,000)	$(15,002,969)
GNMA	4.500	TBA-30yr	10/21/19	(58,000,000)	(60,605,470)

TOTAL (Proceeds Receivable: $(75,573,047))					$(75,608,439)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	23	03/16/20	$5,653,975	$9,570
Eurodollars	222	12/14/20	54,681,375	356,624
Ultra Long U.S. Treasury Bonds	75	12/19/19	14,392,969	(50,767)
30 Day Federal Funds	104	11/29/19	42,576,239	2,251
2 Year U.S. Treasury Notes	2,201	12/31/19	474,315,500	(627,999)
10 Year U.S. Treasury Notes	218	12/19/19	28,408,125	78,886

Total				$(231,435)
Short position contracts:
Eurodollars	(297)	12/16/19	(72,794,700)	(371,939)
Eurodollars	(254)	06/15/20	(62,512,575)	(295,164)
Ultra 10 Year U.S. Treasury Notes	(373)	12/19/19	(53,117,531)	758,482
5 Year U.S. Treasury Notes	(1,023)	12/31/19	(121,888,852)	542,657
20 Year U.S. Treasury Bonds	(378)	12/19/19	(61,354,125)	659,152

Total				$1,293,188

TOTAL FUTURES CONTRACTS				$1,061,753

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M LIBOR(b)	1.287%	09/15/21	$20,870	$(2,018)	$2,420	$(4,439)
0.000%	3M LIBOR	07/25/24	9,300	1,744	—	1,744
0.971(b)	3M LIBOR	06/30/26	14,110	241,146	317,632	(76,486)
3M LIBOR(c)	1.295(d)	05/15/29	8,260	(179,182)	(301,277)	122,095
3M LIBOR(c)	2.013(d)	08/02/29	25,320	723,653	220,228	503,425
1.485(c)	3M LIBOR(d)	05/15/45	9,350	434,760	820,841	(386,081)
2.230(c)	3M LIBOR(d)	08/02/52	6,890	(799,246)	(205,861)	(593,385)

TOTAL				$420,857	$853,983	$(433,127)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 68.7%
Advertising – 0.2%
The Interpublic Group of Cos., Inc.
$1,150,000	3.500%		10/01/20	$1,163,432

Aerospace & Defense – 0.6%
Northrop Grumman Corp.
2,400,000	2.080		10/15/20	2,399,952
United Technologies Corp.(a)(b) (3M USD LIBOR + 0.650%)
2,400,000	2.818		08/16/21	2,401,224

				4,801,176

Agriculture(a) – 1.0%
Altria Group, Inc.
2,350,000	3.800		02/14/24	2,457,278
BAT Capital Corp.
4,925,000	2.764		08/15/22	4,969,817

				7,427,095

Airlines – 0.4%
Delta Air Lines, Inc.
2,575,000	3.400		04/19/21	2,612,461

Automotive – 0.8%
Ford Motor Credit Co. LLC
3,150,000	8.125		01/15/20	3,196,935
General Motors Financial Co., Inc.
700,000	3.200	(a)	07/06/21	707,350
1,450,000	4.200		11/06/21	1,495,124
846,000	3.700	(a)	05/09/23	866,448

				6,265,857

Banks – 19.1%
Banco Bilbao Vizcaya Argentaria SA
1,025,000	3.000		10/20/20	1,031,929
Banco do Brasil SA
350,000	4.750		03/20/24	367,938
Banco Santander SA
1,800,000	3.848		04/12/23	1,871,622
2,600,000	2.706		06/27/24	2,625,688
Bank of America Corp.(a)
6,175,000	2.151		11/09/20	6,175,556
3,075,000	2.503		10/21/22	3,095,541
(3M USD LIBOR + 0.630%)
1,800,000	3.499	(b)	05/17/22	1,836,162
(3M USD LIBOR + 0.660%)
1,250,000	2.369	(b)	07/21/21	1,252,013
Bank of America NA(a)(b) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	513,620
Banque Federative du Credit Mutuel SA(c)
2,800,000	3.750		07/20/23	2,946,244
Barclays Bank PLC
1,100,000	5.140		10/14/20	1,125,036
1,600,000	2.650	(a)	01/11/21	1,604,320
Barclays PLC(a)(b) (3M USD LIBOR + 1.380%)
2,550,000	3.548		05/16/24	2,538,219
BNP Paribas SA(c)
1,650,000	3.500		03/01/23	1,703,410
BPCE SA(c)
2,425,000	3.000		05/22/22	2,461,060

Corporate Obligations – (continued)
Banks – (continued)
CIT Bank NA(a)(b) (SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,051,155
Citibank NA(a)
1,425,000	3.650		01/23/24	1,510,215
Citigroup, Inc.
5,500,000	2.350		08/02/21	5,522,495
2,025,000	2.900	(a)	12/08/21	2,054,281
975,000	2.700	(a)	10/27/22	988,913
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(b)	07/24/23	3,800,587
Citizens Bank NA(a)
2,900,000	3.250		02/14/22	2,969,919
Comerica Bank
1,450,000	2.500		07/23/24	1,463,906
Cooperatieve Rabobank UA(c)
2,700,000	2.625		07/22/24	2,735,667
Credit Suisse Group Funding Guernsey Ltd.
5,375,000	3.450		04/16/21	5,460,462
1,450,000	3.800		09/15/22	1,507,290
HSBC Holdings PLC
1,050,000	2.950		05/25/21	1,060,469
(3M USD LIBOR + 1.000%)
1,300,000	3.124	(a)(b)	05/18/24	1,304,758
ING Groep NV
1,525,000	4.100		10/02/23	1,620,450
JPMorgan Chase & Co.
1,250,000	2.295	(a)	08/15/21	1,252,113
6,000,000	3.200		01/25/23	6,193,794
(3M USD LIBOR + 0.695%)
2,050,000	3.207	(a)(b)	04/01/23	2,098,482
(3M USD LIBOR + 0.730%)
7,125,000	3.559	(a)(b)	04/23/24	7,426,815
KeyBank NA
1,050,000	2.400		06/09/22	1,057,550
Lloyds Bank PLC
1,975,000	3.300		05/07/21	2,009,128
(3M USD LIBOR + 0.490%)
1,875,000	2.699	(b)	05/07/21	1,874,812
Lloyds Banking Group PLC(a)(b) (3M USD LIBOR + 1.249%)
1,375,000	2.858		03/17/23	1,379,496
Mitsubishi UFJ Financial Group, Inc.
1,400,000	2.623		07/18/22	1,411,592
6,950,000	3.407		03/07/24	7,243,568
Morgan Stanley
6,150,000	2.625		11/17/21	6,207,195
Morgan Stanley, Inc.(a)(b) (3M USD LIBOR + 0.847%)
5,175,000	3.737		04/24/24	5,405,080
MUFG Union Bank NA(a)
2,375,000	3.150		04/01/22	2,432,570
NatWest Markets PLC(c)
2,725,000	3.625		09/29/22	2,794,297
Royal Bank of Scotland Group PLC(a)(b)
(3M USD LIBOR + 1.550%)
2,525,000	4.519		06/25/24	2,654,179
(3M USD LIBOR + 1.762%)
1,175,000	4.269		03/22/25	1,229,873

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander UK PLC
$4,150,000	2.125%		11/03/20	$4,147,302
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,275,000	4.247		01/20/23	1,320,161
Sumitomo Mitsui Financial Group, Inc.
4,650,000	2.784		07/12/22	4,714,588
The Bank of New York Mellon Corp.
1,450,000	3.500		04/28/23	1,519,499
The Huntington National Bank(a)
800,000	3.125		04/01/22	818,960
UBS Group Funding Switzerland AG(c)
3,450,000	3.000		04/15/21	3,491,296
UniCredit SpA(c)
1,000,000	6.572		01/14/22	1,072,820
Wells Fargo & Co.
4,375,000	2.625		07/22/22	4,423,737
1,400,000	3.750	(a)	01/24/24	1,480,066
Wells Fargo Bank NA(a)
1,400,000	3.550		08/14/23	1,470,476
(3M USD LIBOR + 0.650%)
2,000,000	2.082	(b)	09/09/22	1,995,000
Yapi ve Kredi Bankasi AS
880,000	4.000		01/22/20	879,175

				144,202,549

Beverages – 2.6%
Anheuser-Busch InBev Finance, Inc.(a)
1,905,000	2.650		02/01/21	1,920,621
2,359,000	3.300		02/01/23	2,450,388
Anheuser-Busch InBev Worldwide, Inc.(b) (3M USD LIBOR + 0.740%)
2,725,000	3.080		01/12/24	2,735,764
Constellation Brands, Inc.(a)
3,200,000	2.700		05/09/22	3,238,048
3,025,000	2.650		11/07/22	3,061,844
Diageo Capital PLC(a)
1,975,000	3.500		09/18/23	2,076,930
Keurig Dr Pepper, Inc.(a)
3,900,000	4.057		05/25/23	4,125,186

				19,608,781

Building Materials(a) – 0.2%
Fortune Brands Home & Security, Inc.
1,650,000	4.000		09/21/23	1,744,776

Chemicals – 1.8%
Celanese US Holdings LLC(a)
900,000	3.500		05/08/24	933,921
CNAC HK Finbridge Co. Ltd.
600,000	3.125		06/19/22	601,306
240,000	4.625		03/14/23	251,775
230,000	3.375		06/19/24	231,956
DuPont de Nemours, Inc.
1,575,000	3.766		11/15/20	1,602,846
3,100,000	4.205	(a)	11/15/23	3,322,797
International Flavors & Fragrances, Inc.
1,375,000	3.400		09/25/20	1,390,510

Corporate Obligations – (continued)
Chemicals – (continued)
Sasol Financing International Ltd.
200,000	4.500		11/14/22	204,750
SASOL Financing USA LLC(a)
650,000	5.875		03/27/24	700,578
Syngenta Finance NV(c)
3,055,000	3.933		04/23/21	3,109,929
The Dow Chemical Co(a)(c)
1,125,000	3.150		05/15/24	1,154,284
The Sherwin-Williams Co.(a)
315,000	2.750		06/01/22	319,388

				13,824,040

Commercial Services – 1.1%
IHS Markit Ltd.(a)
3,043,000	5.000	(c)	11/01/22	3,240,795
1,275,000	3.625		05/01/24	1,324,266
PayPal Holdings, Inc.
2,075,000	2.200		09/26/22	2,082,262
1,625,000	2.400	(a)	10/01/24	1,633,873

				8,281,196

Computers(a) – 2.0%
Dell International LLC/EMC Corp.(c)
5,400,000	4.420		06/15/21	5,570,478
1,700,000	5.450		06/15/23	1,851,147
DXC Technology Co.(b) (3M USD LIBOR + 0.950%)
1,096,000	3.082		03/01/21	1,095,803
Hewlett Packard Enterprise Co.
1,475,000	3.500		10/05/21	1,510,193
800,000	4.400		10/15/22	847,608
825,000	2.250		04/01/23	823,367
(3M USD LIBOR + 0.720%)
3,525,000	3.009	(b)	10/05/21	3,526,480

				15,225,076

Diversified Financial Services – 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
250,000	4.500		05/15/21	258,223
1,500,000	4.125	(a)	07/03/23	1,572,075
AIG Global Funding(c)
1,100,000	3.350		06/25/21	1,118,293
(3M USD LIBOR + 0.460%)
825,000	2.566	(b)	06/25/21	827,475
Air Lease Corp.
1,975,000	3.500		01/15/22	2,027,574
775,000	2.250		01/15/23	771,687
3,586,000	2.750	(a)	01/15/23	3,612,931
American Express Co.(a)
1,525,000	3.700		08/03/23	1,606,587
(3M USD LIBOR + 0.750%)
1,200,000	3.037	(b)	08/03/23	1,205,088
Avolon Holdings Funding Ltd.(a)(c)
1,025,000	3.625		05/01/22	1,039,135
1,825,000	5.500		01/15/23	1,945,906
1,075,000	3.950		07/01/24	1,104,724
Capital One Financial Corp.(a)
3,325,000	3.450		04/30/21	3,386,413

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
$850,000	3.900%		01/29/24	$897,761
(3M USD LIBOR + 0.720%)
1,475,000	2.986	(b)	01/30/23	1,468,436
GE Capital International Funding Co. Unlimited Co.
1,675,000	2.342		11/15/20	1,670,712
Global Aircraft Leasing Co. Ltd.(a)(c)(d) (PIK 7.250%, Cash 6.500%)
1,550,000	6.500		09/15/24	1,565,500
Huarong Finance 2019 Co. Ltd.
380,000	3.750		05/29/24	388,906
Huarong Finance II Co. Ltd.
270,000	5.500		01/16/25	295,397
International Lease Finance Corp.
2,125,000	8.625		01/15/22	2,416,019
Park Aerospace Holdings Ltd.(a)(c)
900,000	5.250		08/15/22	948,375

				30,127,217

Electrical – 3.8%
Ameren Corp.(a)
1,250,000	2.500		09/15/24	1,256,138
Dominion Energy, Inc.
2,125,000	2.715	(e)	08/15/21	2,138,324
1,750,000	2.450	(c)	01/15/23	1,757,927
525,000	3.071	(e)	08/15/24	538,015
DTE Energy Co.
650,000	2.600		06/15/22	655,506
Exelon Corp.(a)
750,000	2.450		04/15/21	752,543
ITC Holdings Corp.(a)
1,925,000	2.700		11/15/22	1,945,058
NextEra Energy Capital Holdings, Inc.(a)
2,625,000	3.150		04/01/24	2,712,517
NRG Energy, Inc.(a)(c)
4,525,000	3.750		06/15/24	4,651,456
Public Service Enterprise Group, Inc.(a)
975,000	2.875		06/15/24	1,000,457
Sempra Energy
1,700,000	2.400		02/01/20	1,699,762
1,100,000	2.400	(a)	03/15/20	1,099,824
(3M USD LIBOR + 0.500%)
1,350,000	2.803	(a)(b)	01/15/21	1,349,176
Vistra Energy Corp.(a)
1,900,000	5.875		06/01/23	1,938,000
Vistra Operations Co. LLC(a)(c)
3,325,000	3.550		07/15/24	3,370,286
WEC Energy Group, Inc.
1,425,000	3.100		03/08/22	1,455,096

				28,320,085

Environmental(a) – 0.2%
Waste Management, Inc.
1,500,000	2.950		06/15/24	1,552,080

Food & Drug Retailing – 1.6%
Conagra Brands, Inc.
61,000	4.950		08/15/20	62,166
925,000	3.800		10/22/21	954,785

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
(3M USD LIBOR + 0.750%)
950,000	3.028	%(a)(b)	10/22/20	950,190
General Mills, Inc.
1,500,000	3.700	(a)	10/17/23	1,579,845
(3M USD LIBOR + 1.010%)
2,175,000	3.313	(b)	10/17/23	2,190,160
Mondelez International Holdings Netherlands B.V.(c)
1,975,000	2.000	(a)	10/28/21	1,969,529
1,225,000	2.125		09/19/22	1,223,199
Smithfield Foods, Inc.(a)(c)
2,350,000	2.650		10/03/21	2,325,983
Tyson Foods, Inc.(a)
875,000	3.900		09/28/23	926,564

				12,182,421

Gas(a) – 0.2%
NiSource, Inc.
1,100,000	2.650		11/17/22	1,113,134

Healthcare Providers & Services – 1.2%
Acadia Healthcare Co., Inc.(a)
500,000	6.125		03/15/21	500,625
Becton Dickinson & Co.
256,000	2.675		12/15/19	256,023
4,375,000	2.894	(a)	06/06/22	4,441,587
(3M USD LIBOR + 0.875%)
1,144,000	2.979	(a)(b)	12/29/20	1,144,458
SSM Health Care Corp.(a)
2,335,000	3.688		06/01/23	2,452,901

				8,795,594

Insurance – 0.1%
Marsh & McLennan Cos., Inc.
875,000	3.500		12/29/20	889,149

Lodging(a) – 0.2%
Marriott International, Inc.
1,650,000	3.600		04/15/24	1,731,642

Machinery-Diversified(a) – 0.1%
Roper Technologies, Inc.
975,000	2.350		09/15/24	976,414

Media – 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
5,650,000	4.464		07/23/22	5,947,359
2,200,000	4.500		02/01/24	2,360,424
(3M USD LIBOR + 1.650%)
1,275,000	3.903	(b)	02/01/24	1,305,524
Comcast Corp.
2,225,000	3.450		10/01/21	2,292,929
(3M USD LIBOR + 0.330%)
750,000	2.429	(b)	10/01/20	751,358
(3M USD LIBOR + 0.440%)
2,250,000	2.539	(b)	10/01/21	2,257,268
CSC Holdings LLC
1,150,000	6.750		11/15/21	1,239,125
DISH DBS Corp.
1,850,000	6.750		06/01/21	1,942,500

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	Fox Corp.(c)
	$1,225,000	3.666%		01/25/22	$1,266,858
	3,150,000	4.030	(a)	01/25/24	3,355,663
	Time Warner Cable LLC
	775,000	5.000		02/01/20	780,720
	1,448,000	4.000	(a)	09/01/21	1,482,274

					24,982,002

Mining(c) – 0.2%
	Glencore Funding LLC(a)
	625,000	3.000		10/27/22	632,912
	Indonesia Asahan Aluminium Persero PT
	780,000	5.230		11/15/21	817,534

					1,450,446

Miscellaneous Manufacturing – 0.8%
	General Electric Co.
	1,202,000	2.500		03/28/20	1,196,687
	(3M USD LIBOR + 0.800%)
	2,130,000	3.103	(b)	04/15/20	2,129,552
	Ingersoll-Rand Global Holding Co. Ltd.
	1,875,000	2.900		02/21/21	1,889,944
	Parker-Hannifin Corp.(a)
	625,000	2.700		06/14/24	636,650

					5,852,833

Oil Field Services – 3.1%
	Continental Resources, Inc.(a)
	2,000,000	3.800		06/01/24	2,039,980
	Diamondback Energy, Inc.(a)
	1,375,000	4.750		11/01/24	1,405,938
	Gazprom OAO Via Gaz Capital SA
	670,000	5.999		01/23/21	699,941
	Halliburton Co.(a)
	1,650,000	3.500		08/01/23	1,714,284
	Marathon Oil Corp.(a)
	3,274,000	2.700		06/01/20	3,286,572
	Newfield Exploration Co.
	2,325,000	5.750		01/30/22	2,484,355
	800,000	5.625		07/01/24	882,000
	Oasis Petroleum, Inc.(a)
	900,000	6.875		03/15/22	841,500
	Occidental Petroleum Corp.
	1,275,000	2.700		08/15/22	1,286,564
	2,400,000	2.900	(a)	08/15/24	2,416,872
	(3M USD LIBOR + 1.450%)
	2,350,000	3.637	(a)(b)	08/15/22	2,365,933
	Petrobras Global Finance B.V.
	1,130,000	6.250		03/17/24	1,268,425
	Petroleos Mexicanos
EUR	170,000	5.125		03/15/23	203,242
	Range Resources Corp.(a)
	$500,000	5.750		06/01/21	496,250
	Transocean Sentry Ltd.(a)(c)
	1,900,000	5.375		05/15/23	1,902,375

					23,294,231

Corporate Obligations – (continued)
Pharmaceuticals – 4.5%
	AbbVie, Inc.
	$3,875,000	3.375%		11/14/21	$3,967,961
	Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 1.010%)
	4,150,000	3.129		12/15/23	4,154,938
	Bristol-Myers Squibb Co.(c)
	1,250,000	2.550		05/14/21	1,262,888
	1,450,000	2.600		05/16/22	1,474,230
	1,275,000	2.900	(a)	07/26/24	1,315,571
	Cardinal Health, Inc.
	905,000	4.625		12/15/20	928,856
	Cigna Corp.(a)
	1,625,000	3.750		07/15/23	1,699,913
	(3M USD LIBOR + 0.650%)
	3,150,000	2.789	(b)	09/17/21	3,147,133
	CVS Health Corp.(a)
	3,348,000	2.125		06/01/21	3,340,768
	6,075,000	3.700		03/09/23	6,322,216
	Elanco Animal Health, Inc.
	1,375,000	3.912		08/27/21	1,408,096
	500,000	4.272	(a)	08/28/23	524,786
	McKesson Corp.
	1,600,000	3.650		11/30/20	1,624,736
	675,000	2.700	(a)	12/15/22	681,770
	Teva Pharmaceutical Finance Netherlands III B.V.
	2,150,000	2.200		07/21/21	1,968,594

					33,822,456

Pipelines – 6.1%
	Enbridge Energy Partners LP
	2,114,000	5.200		03/15/20	2,140,256
	Enbridge, Inc.(a)
	1,325,000	2.900		07/15/22	1,349,685
	Energy Transfer Operating LP(a)
	5,000,000	3.600		02/01/23	5,128,250
	Energy Transfer Partners LP/Regency Energy Finance Corp.(a)
	2,350,000	4.500		11/01/23	2,488,838
	Enterprise Products Operating LLC
	1,550,000	5.200		09/01/20	1,592,563
	EQM Midstream Partners LP(a)
	3,981,000	4.750		07/15/23	3,995,451
	Kinder Morgan Energy Partners LP
	1,250,000	6.850		02/15/20	1,269,675
	MPLX LP(a)
	3,250,000	3.375		03/15/23	3,341,422
	(3M USD LIBOR + 0.900%)
	1,100,000	3.002	(b)	09/09/21	1,103,762
	(3M USD LIBOR + 1.100%)
	1,600,000	3.202	(b)	09/09/22	1,605,296
	NGPL PipeCo LLC(a)(c)
	215,000	4.375		08/15/22	222,525
	410,000	4.875		08/15/27	438,700
	ONEOK Partners LP(a)
	3,250,000	3.375		10/01/22	3,330,568
	Plains All American Pipeline LP/PAA Finance Corp.
	1,690,000	5.750		01/15/20	1,704,128
	2,965,000	3.650	(a)	06/01/22	3,040,133
	1,298,000	3.850	(a)	10/15/23	1,342,249

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Sabine Pass Liquefaction LLC(a)
$4,560,000	5.625%		02/01/21	$4,710,206
225,000	5.625		04/15/23	244,528
1,324,000	5.750		05/15/24	1,475,201
Texas Eastern Transmission LP(a)(c)
1,225,000	4.125		12/01/20	1,243,277
The Williams Cos., Inc.
1,300,000	5.250		03/15/20	1,316,536
1,095,000	4.125	(a)	11/15/20	1,111,425
2,025,000	3.600	(a)	03/15/22	2,079,938

				46,274,612

Real Estate(a) – 0.1%
China Evergrande Group
230,000	8.250		03/23/22	206,209
Easy Tactic Ltd.
350,000	8.125		07/11/24	328,496
Kaisa Group Holdings Ltd.
200,000	11.500		01/30/23	190,500

				725,205

Real Estate Investment Trust – 1.6%
Alexandria Real Estate Equities, Inc.(a)
375,000	4.000		01/15/24	400,163
American Tower Corp.
2,800,000	3.000		06/15/23	2,865,128
1,325,000	3.375	(a)	05/15/24	1,378,397
Equinix, Inc.(a)
450,000	5.375		01/01/22	459,563
SBA Communications Corp.(a)
900,000	4.875		07/15/22	910,125
SL Green Operating Partnership LP(a)
2,575,000	3.250		10/15/22	2,626,191
Ventas Realty LP(a)
1,375,000	3.500		04/15/24	1,440,752
VEREIT Operating Partnership LP(a)
1,725,000	4.125		06/01/21	1,768,717

				11,849,036

Retailing(a) – 0.8%
1011778 BC ULC/New Red Finance, Inc.(c)
1,000,000	4.625		01/15/22	1,000,000
Alimentation Couche-Tard, Inc.(c)
425,000	2.700		07/26/22	428,536
AutoZone, Inc.
1,700,000	3.125		04/18/24	1,757,664
Dollar Tree, Inc.(b) (3M USD LIBOR + 0.700%)
3,075,000	3.003		04/17/20	3,075,246

				6,261,446

Savings & Loans(a)(b)(c) – 0.3%
Nationwide Building Society (3M USD LIBOR + 1.181%)
2,075,000	3.622		04/26/23	2,114,632

Semiconductors – 2.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.
950,000	2.200		01/15/21	946,647
4,055,000	3.625	(a)	01/15/24	4,146,602

Corporate Obligations – (continued)
Semiconductors – (continued)
Broadcom, Inc.(c)
5,375,000	3.125		10/15/22	5,444,875
5,250,000	3.625	(a)	10/15/24	5,344,395
Microchip Technology, Inc.
1,125,000	3.922		06/01/21	1,148,670
NXP B.V./NXP Funding LLC(c)
1,250,000	4.125		06/01/21	1,282,037
NXP B.V./NXP Funding LLC(c)
1,600,000	3.875		09/01/22	1,651,664

				19,964,890

Software – 0.8%
Fiserv, Inc.
1,225,000	4.750		06/15/21	1,277,026
1,950,000	3.800	(a)	10/01/23	2,063,276
2,975,000	2.750	(a)	07/01/24	3,028,966

				6,369,268

Telecommunication Services – 2.8%
AT&T, Inc.
675,000	2.800	(a)	02/17/21	680,758
900,000	3.000		02/15/22	918,567
1,324,000	3.200	(a)	03/01/22	1,356,041
3,225,000	3.600	(a)	02/17/23	3,362,933
CenturyLink, Inc.
1,100,000	6.450		06/15/21	1,155,000
CommScope, Inc.(a)(c)
565,000	5.000		06/15/21	565,000
Qwest Corp.
650,000	6.750		12/01/21	702,974
Sprint Communications, Inc.
425,000	6.000		11/15/22	449,438
Sprint Corp.
1,000,000	7.250		09/15/21	1,067,500
T-Mobile USA, Inc.(a)
1,120,000	6.000		04/15/24	1,160,600
Verizon Communications, Inc.
2,200,000	2.450	(a)	11/01/22	2,228,182
6,700,000	5.150		09/15/23	7,495,290

				21,142,283

Transportation(a) – 0.3%
Ryder System, Inc.
2,350,000	2.875		06/01/22	2,386,190

Trucking & Leasing(a)(c) – 0.2%
SMBC Aviation Capital Finance DAC
1,200,000	3.550		04/15/24	1,243,800

TOTAL CORPORATE OBLIGATIONS
(Cost $507,725,361)				$518,577,505

Mortgage-Backed Obligations – 16.1%
Collateralized Mortgage Obligations – 4.7%
Interest Only(f) – 0.4%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M LIBOR + 6.000%)
$876,826	3.973%		05/15/41	$139,084

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
	FHLMC REMIC Series 4314, Class SE(b) (-1x1M LIBOR + 6.050%)
	$638,083	4.023%	03/15/44	$102,854
	FHLMC REMIC Series 4320, Class SD(b) (-1x1M LIBOR + 6.100%)
	153,232	4.073	07/15/39	27,232
	FHLMC REMIC Series 4468, Class SY(b) (-1x1M LIBOR + 6.100%)
	1,006,467	4.073	05/15/45	167,329
	FHLMC REMIC Series 4583, Class ST(b) (-1x1M LIBOR + 6.000%)
	704,799	3.973	05/15/46	119,656
	FHLMC REMIC Series 4792, Class SA(b) (-1x1M LIBOR + 6.200%)
	1,405,132	4.173	05/15/48	190,379
	FHLMC STRIPS Series 304, Class C45
	238,804	3.000	12/15/27	16,725
	FNMA REMIC Series 2010-135, Class AS(b) (-1x1M LIBOR + 5.950%)
	236,426	3.932	12/25/40	36,182
	FNMA REMIC Series 2016-1, Class SJ(b) (-1x1M LIBOR + 6.150%)
	1,084,358	4.132	02/25/46	189,890
	GNMA REMIC Series 2010-101, Class S(b) (-1x1M LIBOR + 6.000%)
	160,485	3.956	08/20/40	27,676
	GNMA REMIC Series 2010-20, Class SE(b) (-1x1M LIBOR + 6.250%)
	114,228	4.206	02/20/40	21,340
	GNMA REMIC Series 2013-124, Class CS(b) (-1x1M LIBOR + 6.050%)
	648,699	4.006	08/20/43	118,611
	GNMA REMIC Series 2013-134, Class DS(b) (-1x1M LIBOR + 6.100%)
	73,002	4.056	09/20/43	13,372
	GNMA REMIC Series 2013-152, Class TS(b) (-1x1M LIBOR + 6.100%)
	239,519	4.056	06/20/43	42,516
	GNMA REMIC Series 2014-117, Class SJ(b) (-1x1M LIBOR + 5.600%)
	1,865,976	3.556	08/20/44	297,995
	GNMA REMIC Series 2014-132, Class SL(b) (-1x1M LIBOR + 6.100%)
	658,019	4.056	10/20/43	83,573
	GNMA REMIC Series 2014-133, Class BS(b) (-1x1M LIBOR + 5.600%)
	585,148	3.556	09/20/44	93,618
	GNMA REMIC Series 2014-158, Class SA(b) (-1x1M LIBOR + 5.600%)
	875,480	3.573	10/16/44	142,258
	GNMA REMIC Series 2014-162, Class SA(b) (-1x1M LIBOR + 5.600%)
	253,671	3.556	11/20/44	37,555
	GNMA REMIC Series 2015-110, Class MS(b) (-1x1M LIBOR + 5.710%)
	5,650,266	3.666	08/20/45	813,944

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
	GNMA REMIC Series 2015-111, Class IM
	461,140	4.000	08/20/45	57,634
	GNMA REMIC Series 2015-123, Class SP(a)(b) (-1x1M USD LIBOR + 6.250%)
	410,533	4.206	09/20/45	69,040
	GNMA REMIC Series 2015-57, Class AS(b) (-1x1M LIBOR + 5.600%)
	1,030,263	3.556	04/20/45	148,156
	GNMA REMIC Series 2015-95, Class GI
	478,269	4.500	07/16/45	99,311
	GNMA REMIC Series 2016-109, Class IH
	2,271,773	4.000	10/20/45	272,927
	GNMA REMIC Series 2016-27, Class IA
	383,360	4.000	06/20/45	40,284

				3,369,141

Regular Floater(b) – 0.2%
	FNMA REMIC Series 2007-33, Class HF (1M LIBOR + 0.350%)
	18,183	2.368	04/25/37	18,133
	Silverstone Master Issuer PLC Series 2019-1A, Class 1A(c) (3M USD LIBOR + 0.570%)
	1,160,000	2.848	01/21/70	1,161,232

				1,179,365

Sequential Fixed Rate – 1.7%
	FHLMC REMIC Series 4619, Class NA
	1,851,789	3.000	03/15/44	1,920,432
	FHLMC REMIC Series 4630, Class MC
	1,196,211	4.000	08/15/54	1,262,319
	FHLMC REMIC Series 4649, Class ML
	8,817,218	4.000	11/15/54	9,470,132
	FNMA REMIC Series 2012-111, Class B
	22,467	7.000	10/25/42	26,241
	FNMA REMIC Series 2012-153, Class B
	78,431	7.000	07/25/42	92,123

				12,771,247

Sequential Floating Rate(b)(c) – 2.4%
	Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A (3M Euribor + 2.750%)
EUR	520,095	2.750	04/20/20	566,877
	Holmes Master Issuer PLC Series 2018-1A, Class A2 (3M USD LIBOR + 0.360%)
	$2,005,714	2.663	10/15/54	2,004,631
	New Residential Mortgage Loan Trust Series 2015-1A, Class A1
	275,909	3.750	05/28/52	287,001
	Station Place Securitization Trust Series 2015-2, Class AR (1M USD LIBOR + 0.550%)
	15,000,000	2.586	05/15/21	15,000,000

				17,858,509

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$35,178,262

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 0.4%
Sequential Fixed Rate – 0.0%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
$129,602	2.779%	09/25/22		$130,921

Sequential Floating Rate(b)(c) – 0.4%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
1,195,715	2.928	09/15/35		1,195,345
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
1,504,108	2.855	06/15/35		1,503,162

				2,698,507

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$2,829,428

Federal Agencies – 11.0%
GNMA – 2.3%
$6,273,175	4.500%	08/20/47		$6,634,136
1,000,000	3.500	TBA-30yr	(g)	1,035,493
9,000,000	4.000	TBA-30yr	(g)	9,358,549

				17,028,178

UMBS – 7.5%
3,140	6.000	11/01/23		3,467
1,021,486	6.000	02/01/24		1,127,925
14,256	6.000	01/01/29		15,751
36,834	6.000	01/01/32		41,564
6,892	6.000	11/01/32		7,759
450,151	6.000	12/01/32		496,932
3,783,655	6.000	05/01/34		4,256,618
6,595	6.000	11/01/34		7,492
40,549	6.000	06/01/35		46,325
347,061	6.000	10/01/35		397,073
1,573,459	6.000	11/01/35		1,800,104
93,432	6.000	12/01/35		106,971
1,719	6.000	01/01/36		1,960
4,749	6.000	02/01/36		5,442
2,133	6.000	03/01/36		2,444
782,837	6.000	05/01/36		897,060
53,563	6.000	06/01/36		61,371
679,688	6.000	07/01/36		778,054
71,899	6.000	08/01/36		82,386
960,920	6.000	09/01/36		1,101,748
1,962,564	6.000	10/01/36		2,250,931
41,784	6.000	11/01/36		47,957
413,460	6.000	02/01/37		475,312
10,568	6.000	03/01/37		12,152
37,636	6.000	05/01/37		43,186
399,998	6.000	11/01/37		459,815
19,625	6.000	12/01/37		22,579
140,953	6.000	03/01/38		161,701
151,390	6.000	05/01/38		173,922
6,323	6.000	07/01/38		7,264
3,653	6.000	09/01/38		4,207
152,527	6.000	10/01/38		175,229
655,478	6.000	11/01/38		754,621

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
511,093	6.000	01/01/39		586,969
101,229	6.000	09/01/39		116,327
10,738	6.000	06/01/40		12,339
777,977	6.000	10/01/40		894,367
3,497,186	6.000	05/01/41		4,009,598
37,564	6.000	06/01/41		42,698
32,712,105	5.000	10/01/49		35,138,343

				56,627,963

UMBS, 30 Year, Single Family(g) – 1.2%
1,000,000	3.500	TBA-30yr		1,025,770
8,000,000	4.500	TBA-30yr		8,424,372

				9,450,142

TOTAL FEDERAL AGENCIES				$83,106,283

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $120,283,803)				$121,113,973

Asset-Backed Securities – 8.4%
Automotive(c) – 0.1%
Ford Credit Auto Owner Trust Series 2016-2, Class A
$450,000	2.030%	12/15/27		$449,756

Collateralized Loan Obligations(b)(c) – 5.2%
AIMCO CLO Series 2017-AA, Class A (3M USD LIBOR + 1.260%)
3,150,000	3.538	07/20/29		3,150,473
Bowman Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.180%)
1,124,490	3.328	11/23/25		1,125,714
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
4,400,000	3.078	09/15/35		4,401,430
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R (3M USD LIBOR + 1.230%)
3,100,000	3.332	06/09/30		3,101,042
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
1,680,720	3.553	07/15/26		1,681,586
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100%)
2,400,000	3.125	06/15/36		2,404,522
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
4,200,000	3.053	04/15/29		4,167,143
OCP CLO Ltd. Series 2015-8A, Class A1R (3M USD LIBOR + 0.850%)
2,979,598	3.153	04/17/27		2,979,625
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
1,500,000	3.208	06/15/36		1,501,079
Parallel Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.850%)
1,250,000	3.128	07/20/27		1,249,985

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Parallel Ltd. Series 2017-1A, Class A1(3M USD LIBOR + 1.310%)
$2,700,000	3.588%	07/20/29	$2,703,521
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
437,013	2.868	06/25/35	435,890
Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
4,550,000	3.198	10/20/27	4,545,627
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
2,750,000	3.155	11/15/37	2,753,464
Whitehorse Ltd. Series 2014-9A, Class AR (3M USD LIBOR + 1.160%)
2,047,599	3.463	07/17/26	2,049,325
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
548,471	3.153	05/01/26	548,526

			38,798,952

Credit Card(c) – 0.1%
Golden Credit Card Trust Series 2017-2A, Class A
1,050,000	1.980	04/15/22	1,049,063

Student Loan(b) – 3.0%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(a) (1M USD LIBOR + 0.800%)
511,433	2.818	02/25/41	508,332
Educational Funding of the South, Inc. Series 2012-1, Class A (1M USD LIBOR + 1.050%)
2,096,854	3.068	03/25/36	2,119,184
Educational Services of America, Inc. Series 2012-1, Class A1(c) (1M USD LIBOR + 1.150%)
36,389	3.168	09/25/40	36,425
Educational Services of America, Inc. Series 2014-1, Class A(c) (1M USD LIBOR + 0.700%)
620,801	2.718	02/25/39	619,460
Educational Services of America, Inc. Series 2015-2, Class A(c) (1M USD LIBOR + 1.000%)
549,661	3.018	12/25/56	551,593
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(c) (1M USD LIBOR + 1.000%)
1,513,226	3.018	04/25/33	1,521,661
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,698,020	3.176	07/25/45	1,708,795
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1 (1M USD LIBOR + 0.750%)
1,743,136	2.850	12/01/31	1,733,287
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
1,483,991	3.044	05/20/30	1,486,798
Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
1,512,234	3.168	03/25/66	1,526,650
Northstar Education Finance, Inc. Series 2012-1, Class A(c) (1M USD LIBOR + 0.700%)
73,259	2.718	12/26/31	73,138

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(c) (1M USD LIBOR + 0.550%)
41,433	2.568	05/25/57	41,328
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
1,438,740	3.168	09/25/65	1,450,210
SLC Student Loan Center Series 2011-1, Class A(c) (1M USD LIBOR + 1.220%)
3,836,691	3.238	10/25/27	3,854,315
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
908,984	2.239	06/15/29	904,004
SLM Student Loan Trust Series 2004-8A, Class A5(c) (3M USD LIBOR + 0.500%)
92,716	2.776	04/25/24	92,742
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
1,055,390	2.416	10/25/28	1,047,646
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
798,450	2.606	01/25/22	779,411
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
294,266	3.926	07/25/22	297,293
SLM Student Loan Trust Series 2012-3, Class A (1M USD LIBOR + 0.650%)
964,796	2.668	12/27/38	961,784
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
385,324	3.169	10/01/24	386,067
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,200,000	3.103	05/01/35	1,207,344
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
4,744	2.406	01/26/26	4,744

			22,912,211

TOTAL ASSET-BACKED SECURITIES
(Cost $63,029,809)			$63,209,982

Foreign Debt Obligations – 2.2%
Sovereign – 2.2%
Abu Dhabi Government International Bond
$870,000	2.500%	10/11/22	$877,612
Dominican Republic
806,667	7.500	05/06/21	842,967
Ecuador Government International Bond
1,510,000	7.950	06/20/24	1,539,256
Qatar Government International Bond
870,000	2.375	06/02/21	871,088
1,840,000	3.375 (c)	03/14/24	1,926,250
Republic of Colombia(a)
1,510,000	4.000	02/26/24	1,591,162

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Indonesia
	$200,000	5.875%	01/15/24	$225,438
EUR	250,000	2.150 (c)	07/18/24	292,839
	Republic of Nigeria
	1,390,000	6.750	01/28/21	1,438,650
	Republic of Sri Lanka
	200,000	6.850	11/03/25	200,625
	Spain Government Bond(c)
EUR	4,240,000	1.600	04/30/25	5,097,069
	Ukraine Government Bond
	$1,500,000	7.750	09/01/21	1,560,000

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $16,298,264)			$16,462,956

Municipal Debt Obligations – 3.3%
California(a) – 0.1%
	San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2019 C
	$380,000	3.146%	05/01/23	$395,842

Connecticut – 0.4%
	Connecticut State GO Bonds Series A
	3,000,000	3.130	01/15/24	3,112,260

Florida(a) – 1.7%
	Florida State Board of Administration Finance Corp. Series 2016, Class A
	12,625,000	2.638	07/01/21	12,773,091

Illinois(a) – 0.4%
	Chicago Illinois GO Bonds Prerefunded Taxable Series B
	2,753,000	7.750	01/01/42	3,541,377

New Hampshire(a)(b) – 0.2%
	New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
	1,703,292	3.125	10/25/37	1,699,569

Texas(a) – 0.4%
	City of Austin TX Electric Utility RB (Taxable) Series A
	595,000	2.425	11/15/19	595,381
	595,000	2.425	11/15/20	598,962
	595,000	2.425	11/15/21	602,140
	595,000	2.456	11/15/22	606,287
	595,000	2.524	11/15/23	612,035

				3,014,805

Utah(a)(b) – 0.1%
	Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2 (3M USD LIBOR + 0.850%)
	457,329	3.103	05/01/29	458,331

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $24,529,164)			$24,995,275

U.S. Treasury Obligation(h) – 0.1%
	United States Treasury Notes
	850,000	2.875%	08/15/28	$934,867
	(Cost $896,677)

Shares	Dividend Rate	Value

Investment Company(i) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,292,037	2.032%	$3,292,037
(Cost $3,292,037)

TOTAL INVESTMENTS – 99.2%
(Cost $736,055,115)		$748,586,595

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		6,339,020

NET ASSETS – 100.0%		$754,925,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Pay-in-kind securities.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2019.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $19,844,183 which represents approximately 2.6% of the Fund’s net assets as of September 30, 2019.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombian Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLO	—Collateralized Loan Obligation
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
JYOR	—Japanese Yen Offered Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PLC	—Public Limited Company
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	650,662	SEK	4,300,158	12/18/19	$1,036
	BRL	1,976,626	USD	473,636	10/02/19	2,025
	BRL	19,565,470	USD	4,674,016	11/04/19	23,122
	CHF	2,063,527	EUR	1,897,175	12/18/19	1,708
	COP	3,281,684,549	USD	939,981	11/08/19	1,318
	EUR	873,381	AUD	1,411,736	12/18/19	2,586
	EUR	1,746,730	CHF	1,895,663	12/18/19	2,693
	EUR	610,950	HUF	203,212,738	12/18/19	5,303
	EUR	402,577	NOK	4,004,235	12/18/19	805
	EUR	435,130	PLN	1,897,056	12/18/19	3,584
	EUR	4,939,961	SEK	52,816,087	12/18/19	22,845
	IDR	27,627,286,382	USD	1,929,356	10/09/19	18,559
	INR	298,695,887	USD	4,190,573	10/09/19	28,476
	JPY	77,685,248	AUD	1,065,232	12/18/19	1,940
	JPY	51,150,458	NZD	754,676	12/18/19	2,434
	JPY	102,725,180	USD	953,096	12/18/19	2,590
	MXN	37,084,229	USD	1,854,490	12/18/19	1,127
	NOK	77,517,024	EUR	7,756,302	12/18/19	25,094
	PEN	6,474,233	USD	1,906,934	11/06/19	11,238
	SEK	17,760,447	EUR	1,649,987	12/18/19	4,571
	TRY	2,813,384	EUR	430,764	12/18/19	13,174
	TRY	15,251,940	USD	2,588,936	12/18/19	43,573
	TWD	29,994,418	USD	960,844	10/03/19	5,680
	USD	451,792	AUD	657,727	11/13/19	7,189
	USD	4,991,138	AUD	7,314,844	12/18/19	41,534
	USD	1,824,615	BRL	7,495,643	10/02/19	20,841
	USD	5,558,097	CAD	7,344,627	12/18/19	6,904
	USD	3,509,792	CHF	3,449,907	12/18/19	28,421
	USD	9,860,431	CLP	7,127,994,442	10/01/19	84,509
	USD	1,870,356	CLP	1,352,346,397	10/25/19	14,714
	USD	1,620,767	CNH	11,550,768	12/18/19	6,336
	USD	1,777,208	COP	6,141,680,179	10/10/19	13,180
	USD	3,885,469	COP	13,426,913,311	11/08/19	34,173
	USD	6,359,330	EUR	5,762,460	11/27/19	51,770
	USD	10,537,990	EUR	9,523,265	12/18/19	93,785
	USD	1,659,257	HUF	492,874,228	12/18/19	47,019
	USD	481,138	IDR	6,794,338,613	10/09/19	2,090
	USD	457,582	INR	32,346,493	10/09/19	692
	USD	4,323,129	JPY	462,820,704	12/18/19	17,357
	USD	441,204	KRW	527,227,988	11/25/19	847
	USD	3,436,215	MXN	68,027,742	12/18/19	32,250
	USD	480,859	NOK	4,294,453	12/18/19	8,215
	USD	5,531,658	NZD	8,696,721	12/18/19	75,893
	USD	474,277	PEN	1,588,354	11/06/19	3,683
	USD	478,340	PLN	1,881,636	12/18/19	8,565
	USD	678,220	RON	2,914,649	12/18/19	9,413
	USD	1,424,689	RUB	91,358,375	10/15/19	18,843
	USD	979,569	SEK	9,435,702	10/07/19	20,612
	USD	949,649	SGD	1,304,576	12/18/19	4,892

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	USD	967,440	TWD	29,994,418	10/03/19	$916
	USD	1,819,331	TWD	55,946,234	10/30/19	12,865
	USD	2,871,279	ZAR	43,180,948	12/18/19	49,303
	ZAR	14,175,599	USD	922,565	12/18/19	3,844

TOTAL						$946,136

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	699,467	CAD	635,875	12/18/19	$(7,309)
	AUD	1,311,000	USD	902,759	11/13/19	(16,565)
	AUD	8,313,758	USD	5,690,577	12/18/19	(65,058)
	BRL	27,105,721	USD	6,566,915	10/02/19	(44,117)
	CAD	1,267,779	USD	961,505	12/18/19	(3,296)
	CHF	3,630,841	EUR	3,351,160	12/18/19	(11,275)
	CHF	4,577,878	USD	4,665,345	12/18/19	(45,714)
	CLP	7,127,994,442	USD	9,915,300	10/01/19	(139,378)
	CLP	565,970,791	USD	784,306	10/25/19	(7,701)
	COP	6,141,680,178	USD	1,825,437	10/10/19	(61,409)
	COP	10,123,695,836	USD	2,953,146	11/08/19	(49,324)
	CZK	33,835,057	USD	1,447,941	12/18/19	(15,834)
	EUR	429,963	AUD	701,558	12/18/19	(3,168)
	EUR	872,672	CAD	1,280,681	12/18/19	(10,896)
	EUR	2,443,286	CHF	2,668,082	12/18/19	(12,855)
	EUR	837,404	CZK	21,721,511	12/18/19	(1,003)
	EUR	403,243	HUF	135,241,893	12/18/19	(151)
	EUR	887,421	ILS	3,449,025	12/18/19	(23,213)
	EUR	2,601,130	JPY	311,132,080	12/18/19	(41,894)
	EUR	436,731	SEK	4,704,022	12/18/19	(1,521)
	EUR	6,787,277	USD	7,538,214	12/18/19	(94,581)
	GBP	1,190,679	USD	1,474,496	12/18/19	(5,655)
	HUF	145,218,564	EUR	433,890	12/18/19	(825)
	HUF	144,608,447	PLN	1,901,817	12/18/19	(1,785)
	HUF	144,332,836	USD	477,057	12/18/19	(4,930)
	IDR	4,033,035,586	USD	288,259	10/09/19	(3,902)
	JPY	782,930,748	USD	7,352,468	12/18/19	(68,608)
	KRW	3,128,492,330	USD	2,621,563	11/25/19	(8,553)
	MXN	27,619,535	USD	1,396,720	12/18/19	(14,697)
	NOK	13,515,850	CAD	1,989,963	12/18/19	(16,504)
	NOK	4,281,117	EUR	430,572	12/18/19	(1,033)
	NOK	8,584,683	USD	959,565	12/18/19	(14,741)
	NZD	763,188	EUR	437,674	12/18/19	(1,224)
	NZD	2,704,766	USD	1,741,496	12/18/19	(44,698)
	PEN	2,421,804	USD	722,129	11/06/19	(4,602)
	PLN	20,746,128	EUR	4,756,881	12/18/19	(37,353)
	PLN	15,299,342	USD	3,899,213	12/18/19	(79,534)
	RON	1,925,197	EUR	402,931	12/18/19	(133)
	RUB	377,149,223	USD	5,861,760	10/15/19	(58,088)
	SEK	41,203,558	EUR	3,861,823	12/18/19	(26,594)
	SEK	8,325,643	USD	875,883	10/07/19	(29,742)

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	SEK	14,338,420	USD	1,479,027	12/18/19	$(14,447)
	TWD	15,304,410	USD	494,600	10/30/19	(431)
	USD	5,165,649	BRL	21,586,703	10/02/19	(29,038)
	USD	1,907,657	CAD	2,528,503	12/18/19	(3,428)
	USD	1,853,891	IDR	26,528,899,575	10/09/19	(16,580)
	USD	2,837,547	ILS	9,955,380	12/18/19	(38,641)
	USD	3,710,194	INR	266,349,392	10/09/19	(51,963)
	USD	475,817	INR	34,007,830	11/25/19	(2,271)
	USD	236,410	INR	16,857,226	12/03/19	(334)
	USD	963,341	MXN	19,329,385	12/18/19	(3,861)
	USD	474,506	NZD	756,399	12/18/19	(11)
	USD	2,243,315	SGD	3,100,807	12/18/19	(2,250)
	USD	860,883	TRY	5,016,196	12/18/19	(4,920)
	USD	953,727	TWD	29,544,455	10/30/19	(243)
	ZAR	7,104,405	EUR	437,000	12/18/19	(14,970)
	ZAR	47,329,809	USD	3,159,723	12/18/19	(66,607)

TOTAL						$(1,329,458)

FORWARD SALES CONTRACTS — At September 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA(Proceeds Receivable: $(10,717,188))	5.000%	TBA-30yr	11/13/19	$(10,000,000)	$(10,716,406)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3 Year Government Bonds	46	12/16/19	$3,591,936	$(179)
Australian 10 Year Government Bonds	27	12/16/19	2,685,242	(2,218)
Eurodollars	93	12/16/19	22,794,300	5,815
Eurodollars	11	03/16/20	2,704,075	4,170
Ultra Long U.S. Treasury Bonds	31	12/19/19	5,949,094	108,802
30 Day Federal Funds	181	11/29/19	74,099,032	3,914
2 Year U.S. Treasury Notes	1,552	12/31/19	334,456,000	(713,428)
5 Year U.S. Treasury Notes	426	12/31/19	50,757,235	(177,719)
10 Year U.S. Treasury Notes	281	12/19/19	36,617,812	(118,138)

Total				$(888,981)

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Eurodollars	(73)	06/15/20	$(17,966,213)	$(127,155)
Eurodollars	(74)	09/14/20	(18,227,125)	(120,508)
Ultra 10 Year U.S. Treasury Notes	(123)	12/19/19	(17,515,969)	183,356
5 Year German Euro-Bobl	(46)	12/06/19	(6,801,181)	47,562
10 Year U.K. Long Gilt	(25)	12/27/19	(4,126,368)	(2,904)
20 Year U.S. Treasury Bonds	(63)	12/19/19	(10,225,687)	58,361

Total				$38,712

TOTAL FUTURES CONTRACTS				$(850,269)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.007%(a)	6M GBP	11/07/19	GBP	61,800		$(5,138)	$131	$(5,269)
0.045(a)	3M STIBOR(b)	03/18/21	SEK	393,610	(c)	(14,228)	1,393	(15,621)
3M LIBOR(d)	1.287%	09/15/21	$	12,130	(c)	(1,173)	1,403	(2,576)
6M CDOR(e)	2.250	12/18/21	CAD	46,980	(c)	295,873	255,841	40,032
1.500(b)	3M LIBOR(e)	12/18/21	$	33,130	(c)	37,781	(30,230)	68,011
0.000	3M LIBOR	07/25/24		17,200	(c)	3,225	284	2,941
6M AUDOR(e)	1.250	12/18/24	AUD	7,190	(c)	78,195	79,438	(1,243)
6M CDOR(e)	2.250	12/18/24	CAD	20,470	(c)	396,542	374,398	22,144
1.500(b)	3M LIBOR(e)	12/18/24	$	14,870	(c)	(15,235)	(64,779)	49,544
0.050(b)	3M STIBOR(d)	12/18/24	SEK	58,960	(c)	(22,427)	(11,923)	(10,504)
0.971(d)	3M LIBOR	06/30/26	$	8,110	(c)	138,603	131,553	7,050
6M AUDOR(e)	1.250	12/18/26	AUD	5,660	(c)	57,589	29,545	28,044
1.500(e)	6M GBP	12/18/26	GBP	2,780	(c)	(212,150)	(160,548)	(51,602)
6M JYOR(e)	0.500	03/22/28	JPY	925,010	(c)	225,179	11,206	213,973
0.300(e)	6M EURO(d)	08/03/28	EUR	7,030	(c)	(137,255)	(88,874)	(48,381)
6M CHFOR(e)	1.050(d)	08/07/28	CHF	8,200	(c)	562,449	234,929	327,520
6M EURO(e)	1.200(d)	02/12/29	EUR	9,870	(c)	655,831	209,579	446,252
3M LIBOR(b)	2.800(e)	02/12/29	$	8,440	(c)	462,205	71,905	390,300
1.500(e)	6M GBP	02/12/29	GBP	15,290	(c)	(769,337)	(417,924)	(351,413)
3M LIBOR(b)	1.295(e)	05/15/29	$	3,530	(c)	(76,575)	(128,755)	52,180
6M CDOR(e)	3.000	06/19/29	CAD	12,000	(c)	509,671	460,711	48,960
1.500(e)	6M EURO(d)	06/19/29	EUR	8,450	(c)	(683,394)	(985,431)	302,037
1.750(e)	6M GBP	06/19/29	GBP	1,640	(c)	(105,427)	(105,427)	—
3M LIBOR(b)	2.013(e)	08/02/29	$	12,380	(c)	353,824	149,375	204,449
0.900(e)	6M GBP	09/13/29	GBP	5,190	(c)	(67,070)	9,872	(76,942)
6M EURO(e)	0.275(d)	09/17/29	EUR	6,930	(c)	69,692	(6,808)	76,500
6M AUDOR(e)	1.250	12/18/29	AUD	29,150	(c)	122,552	(16,218)	138,770
6M CDOR(e)	2.500	12/18/29	CAD	3,210	(c)	168,725	151,650	17,075
0.400(b)	3M STIBOR(d)	12/18/29	SEK	57,380	(c)	(75,573)	17,705	(93,278)
0.750(e)	6M EURO(d)	12/18/29	EUR	5,650	(c)	(558,926)	(541,091)	(17,835)
1.500(e)	6M GBP	12/18/29	GBP	4,630	(c)	(479,440)	(357,756)	(121,684)

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.750%(e)	6M NIBOR(d)	12/18/29	NOK	79,850	(c)	$(47,328)	$(27,137)	$(20,191)
6M NIBOR(e)	2.000%(d)	03/19/30		22,470	(c)	32,414	16,673	15,741
1.750(b)	3M NZDOR(e)	03/19/30	NZD	3,910	(c)	(21,278)	(1,512)	(19,766)
6M EURO(e)	0.020(d)	09/16/30	EUR	370	(c)	2,007	7	2,000
6M EURO(e)	0.002(d)	09/16/30		1,830	(c)	14,360	9,620	4,740
6M JYOR(e)	1.250	06/14/38	JPY	467,090	(c)	371,228	357,668	13,560
3M LIBOR(b)	3.000(e)	06/20/39	$	1,210	(c)	113,565	113,098	467
1.750(e)	6M EURO(d)	06/20/39	EUR	920	(c)	(123,472)	(129,856)	6,384
1.750(e)	6M GBP	06/20/39	GBP	2,270	(c)	(254,733)	(297,971)	43,238
1.485(b)	3M LIBOR(e)	05/15/45	$	4,010	(c)	186,458	352,057	(165,599)
6M JYOR(e)	1.000	06/15/49	JPY	696,910	(c)	291,928	297,711	(5,783)
3M LIBOR(b)	2.750(e)	06/15/49	$	1,350	(c)	91,378	91,889	(511)
1.500(e)	6M EURO(d)	06/15/49	EUR	2,120	(c)	(270,984)	(301,456)	30,472
1.750(e)	6M GBP	06/15/49	GBP	1,370	(c)	(157,023)	(169,639)	12,616
2.230(b)	3M LIBOR(e)	08/02/52	$	3,210	(c)	(372,363)	(141,040)	(231,323)

TOTAL						$770,745	$(554,734)	$1,325,479

(a)	Payments made at the termination date.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(d)	Payments made annually.
(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
iTraxx Europe Series 31	(1.000)%	0.478%	06/20/24	EUR	32,710	$(896,293)	$(804,792)	$(91,501)
Protection Sold:
CDX.NA.IG Index 33	1.000	0.600	12/20/24	$	30,950	621,902	610,907	10,995
General Electric Co. 2.700%, 10/09/22	1.000	1.164	06/20/24		2,025	(14,203)	(33,049)	18,846
CDX.NA.IG Index 32	1.000	0.528	06/20/24		37,970	820,013	716,163	103,850
AT&T, Inc., 2.450%, 06/30/20	1.000	0.732	06/20/24		3,425	42,534	7,531	35,003
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.818	06/20/24		120	1,023	(257)	1,280

TOTAL						$574,976	$496,503	$78,473

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	$1.300	03/11/2020	4,300,000	$4,300,000	$39,159	$40,313	$(1,154)
1Y IRS	BofA Securities LLC	1.270	08/27/2020	4,290,000	4,290,000	61,749	88,159	(26,410)
3M IRS	BofA Securities LLC	1.420	11/15/2019	4,250,000	4,250,000	23,117	50,362	(27,245)
3M IRS	JPMorgan Securities, Inc.	1.585	11/12/2019	4,060,000	4,060,000	44,454	80,738	(36,284)

				16,900,000	$16,900,000	$168,479	$259,572	$(91,093)
Puts
3M IRS	JPMorgan Securities, Inc.	$1.580	11/19/2019	2,600,000	$2,600,000	$26,233	$27,040	$(807)
3M IRS	JPMorgan Securities, Inc.	2.080	11/19/2019	2,600,000	2,600,000	1,559	3,120	(1,561)

				5,200,000	$5,200,000	$27,792	$30,160	$(2,368)

Total purchased option contracts				22,100,000	$22,100,000	$196,271	$289,732	$(93,461)
Written option contracts
Calls
1Y IRS	Barclays Bank PLC	$0.600	08/21/2020	(20,860,000)	$(20,860,000)	$(48,678)	$(103,966)	$55,288
6M IRS	Barclays Bank PLC	0.280	03/11/2020	(5,280,000)	(5,280,000)	(38,350)	(37,670)	(680)
1Y IRS	BofA Securities LLC	0.600	08/21/2020	(2,130,000)	(2,130,000)	(4,970)	(12,265)	7,295
1Y IRS	BofA Securities LLC	0.256	08/27/2020	(5,180,000)	(5,180,000)	(61,347)	(93,059)	31,712
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(7,480,000)	(7,480,000)	(215,507)	(190,583)	(24,924)
3M IRS	BofA Securities LLC	0.250	11/15/2019	(5,170,000)	(5,170,000)	(18,593)	(66,866)	48,273
1Y IRS	JPMorgan Securities, Inc.	0.600	08/21/2020	(5,240,000)	(5,240,000)	(12,228)	(27,881)	15,653
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(2,520,000)	(2,520,000)	(72,605)	(53,442)	(19,163)
3M IRS	JPMorgan Securities, Inc.	0.090	11/12/2019	(4,930,000)	(4,930,000)	(53,118)	(96,007)	42,889

				(58,790,000)	$(58,790,000)	$(525,396)	$(681,739)	$156,343
Puts
1Y IRS	BofA Securities LLC	$0.065	09/14/2020	(7,480,000)	$(7,480,000)	$(104,998)	$(135,398)	$30,400
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(2,520,000)	(2,520,000)	(35,375)	(53,442)	18,067
3M IRS	JPMorgan Securities, Inc.	1.830	11/19/2019	(5,200,000)	(5,200,000)	(13,970)	(18,720)	4,750

				(15,200,000)	$(15,200,000)	$(154,344)	$(207,560)	$53,217

Total written option contracts				(73,990,000)	$(73,990,000)	$(679,740)	$(889,299)	$209,560

TOTAL				(51,890,000)	$(51,890,000)	$(483,468)	$(599,567)	$116,099

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 33

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 49.7%
Advertising – 0.3%
The Interpublic Group of Cos., Inc.
$15,100,000	3.500%		10/01/20	$15,276,368

Agriculture(a)(b) – 0.1%
BAT Capital Corp. (3M USD LIBOR + 0.880%)
4,265,000	3.038		08/15/22	4,283,553

Automotive(c) – 4.4%
BMW US Capital LLC
15,035,000	2.000	(b)	04/11/21	15,017,108
(3M USD LIBOR + 0.530%)
31,693,000	2.833	(a)	04/14/22	31,656,078
Daimler Finance North America LLC
15,446,000	3.350		05/04/21	15,687,884
(3M USD LIBOR + 0.670%)
15,000,000	2.957	(a)	11/05/21	15,003,300
(3M USD LIBOR + 0.900%)
35,000,000	3.058	(a)	02/15/22	35,168,700
Harley-Davidson Financial Services, Inc.(b)
22,735,000	2.850		01/15/21	22,797,749
Volkswagen Group of America Finance LLC
(3M USD LIBOR + 0.770%)
23,008,000	2.946	(a)	11/13/20	23,086,917
8,000,000	3.875		11/13/20	8,130,080
20,000,000	2.500		09/24/21	20,039,400
(3M USD LIBOR + 0.940%)
5,500,000	3.121	(a)	11/12/21	5,529,315

				192,116,531

Banks – 33.3%
ABN AMRO Bank NV(c)
7,307,000	2.650		01/19/21	7,350,477
(3M USD LIBOR + 0.570%)
38,650,000	2.702	(a)	08/27/21	38,788,753
Australia & New Zealand Banking Group Ltd.(a)(c)
(3M USD LIBOR + 0.460%)
18,475,000	2.584		05/17/21	18,536,522
(3M USD LIBOR + 0.710%)
5,650,000	2.834		05/19/22	5,690,737
Bank of America Corp.
2,575,000	2.250		04/21/20	2,577,421
5,000,000	5.625		07/01/20	5,133,250
(3M USD LIBOR + 0.660%)
30,000,000	2.369	(a)(b)	07/21/21	30,048,300
(3M USD LIBOR + 0.650%)
12,275,000	2.749	(a)(b)	10/01/21	12,308,879
(3M USD LIBOR + 0.380%)
10,935,000	2.639	(a)(b)	01/23/22	10,926,689
Bank of Montreal(a) (3M USD LIBOR + 0.400%)
29,590,000	2.534		09/10/21	29,556,859
Banque Federative du Credit Mutuel SA(c)
6,000,000	2.200		07/20/20	6,006,000
30,000,000	2.750		10/15/20	30,217,800
Barclays Bank PLC(a) (3M USD LIBOR + 0.400%)
15,500,000	2.552		08/21/20	15,445,750
BBVA USA(a)(b) (3M USD LIBOR + 0.730%)
5,592,000	2.868		06/11/21	5,582,550

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA(a)(c) (3M USD LIBOR + 0.390%)
22,050,000	2.568		08/07/21	21,996,859
BNZ International Funding Ltd.(c)
8,190,000	2.400		02/21/20	8,196,634
(3M USD LIBOR + 0.980%)
13,145,000	3.099	(a)	09/14/21	13,284,074
BPCE SA
2,000,000	2.250		01/27/20	2,000,140
Capital One NA(b)
13,336,000	2.350		01/31/20	13,338,534
Citibank NA(a)(b)
(3M USD LIBOR + 0.530%)
15,000,000	2.654		02/19/22	15,019,050
(3M USD LIBOR + 0.600%)
30,000,000	2.736		05/20/22	30,053,100
Citigroup, Inc.
4,000,000	2.700		03/30/21	4,035,840
(3M USD LIBOR + 1.190%)
6,588,000	3.456	(a)	08/02/21	6,675,620
(3M USD LIBOR + 1.070%)
2,500,000	3.172	(a)(b)	12/08/21	2,530,225
(3M USD LIBOR + 0.960%)
8,664,000	3.236	(a)(b)	04/25/22	8,751,940
Citizens Bank NA(a)(b) (3M USD LIBOR + 0.720%)
15,000,000	2.895		02/14/22	15,022,800
Commonwealth Bank of Australia(c)
5,928,000	5.000		03/19/20	6,005,835
(3M USD LIBOR + 0.830%)
1,590,000	2.942	(a)	09/06/21	1,605,391
(3M USD LIBOR + 0.700%)
9,250,000	2.834	(a)	03/10/22	9,310,217
Cooperatieve Rabobank UA
2,700,000	2.250		01/14/20	2,700,972
(3M USD LIBOR + 0.430%)
28,575,000	2.697	(a)	04/26/21	28,669,869
Credit Agricole Corporate & Investment Bank SA(a)(b) (3M USD LIBOR + 0.625%)
30,644,000	2.957		10/03/21	30,691,805
Discover Bank(b)
4,835,000	3.100		06/04/20	4,858,740
29,750,000	3.200		08/09/21	30,199,820
DNB Bank ASA(c)
18,257,000	2.125		10/02/20	18,267,224
1,430,000	2.375		06/02/21	1,432,817
Federation des Caisses Desjardins du Quebec(c)
15,000,000	2.250		10/30/20	15,011,550
HSBC Holdings PLC
18,427,000	3.400		03/08/21	18,708,933
(3M USD LIBOR + 0.600%)
30,500,000	2.724	(a)(b)	05/18/21	30,522,570
(3M USD LIBOR + 1.660%)
3,500,000	3.792	(a)	05/25/21	3,565,100
ING Bank NV(c)
7,000,000	2.500		10/01/19	7,000,000
6,260,000	2.450		03/16/20	6,271,769
12,000,000	2.700		08/17/20	12,049,320
11,520,000	2.750		03/22/21	11,613,542

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 0.880%)
$4,400,000	3.038	% (a)	08/15/21	$4,440,216
ING Groep NV(a) (3M USD LIBOR + 1.150%)
10,310,000	3.254		03/29/22	10,438,463
JPMorgan Chase & Co(a)(b) (3M USD LIBOR + 0.550%)
20,000,000	2.652		03/09/21	20,022,200
6,000,000	2.400		06/07/21	6,025,320
(3M USD LIBOR + 1.100%)
10,000,000	3.202	(a)	06/07/21	10,118,300
JPMorgan Chase Bank NA (b)
(3M USD LIBOR + 0.290%)
10,258,000	2.543	(a)	02/01/21	10,260,872
(3M USD LIBOR + 0.280%)
18,000,000	2.604		02/01/21	18,024,840
Lloyds Bank PLC(a) (3M USD LIBOR + 0.490%)
18,351,000	2.699		05/07/21	18,349,165
Macquarie Bank Ltd.(c)
15,370,000	2.850		01/15/21	15,477,129
(3M USD LIBOR + 0.450%)
36,000,000	2.618	(a)	08/06/21	35,974,440
Mitsubishi UFJ Financial Group, Inc.
9,274,000	2.950		03/01/21	9,361,361
(3M USD LIBOR + 0.650%)
10,000,000	2.917	(a)	07/26/21	10,031,800
4,775,000	2.190		09/13/21	4,765,355
(3M USD LIBOR + 0.700%)
12,500,000	2.802	(a)	03/07/22	12,518,000
(3M USD LIBOR + 0.790%)
10,000,000	3.066	(a)	07/25/22	10,038,000
Mitsubishi UFJ Trust & Banking Corp.(c)
13,473,000	2.650		10/19/20	13,544,407
Mizuho Bank Ltd.(c)
20,000,000	2.700		10/20/20	20,083,000
Mizuho Financial Group, Inc.
13,995,000	2.632	(c)	04/12/21	14,055,039
3,434,000	2.273		09/13/21	3,430,463
(3M USD LIBOR + 1.140%)
10,446,000	3.267	(a)	09/13/21	10,568,323
(3M USD LIBOR + 0.940%)
27,475,000	3.084	(a)	02/28/22	27,657,983
Morgan Stanley
14,000,000	2.800		06/16/20	14,069,440
7,884,000	5.500		07/24/20	8,094,187
6,256,000	5.750		01/25/21	6,541,148
(3M USD LIBOR + 1.180%)
40,851,000	3.458	(a)(b)	01/20/22	41,245,212
MUFG Bank Ltd.(c)
6,280,000	2.300		03/05/20	6,283,894
National Australia Bank Ltd.(c) (3M USD LIBOR + 0.710%)
12,000,000	2.949	(a)	11/04/21	12,090,360
1,454,000	4.375		12/10/20	1,492,589
(3M USD LIBOR + 0.350%)
4,950,000	2.690	(a)	01/12/21	4,958,019
(3M USD LIBOR + 0.720%)
11,050,000	2.870	(a)	05/22/22	11,132,433

Corporate Obligations – (continued)
Banks – (continued)
Nordea Bank Abp(c)
3,745,000	2.125		05/29/20	3,744,588
14,115,000	2.500		09/17/20	14,180,635
9,300,000	4.875		01/14/21	9,622,431
Regions Bank(a)(b)
(3M USD LIBOR + 0.380%)
3,191,000	2.479		04/01/21	3,180,757
(3M USD LIBOR + 0.500%)
7,790,000	3.374		08/13/21	7,857,228
Regions Financial Corp.(b)
10,678,000	3.200		02/08/21	10,805,602
Royal Bank of Canada(a) (3M USD LIBOR + 0.400%)
10,000,000	2.676		01/25/21	10,012,950
Santander UK PLC(a)
(3M USD LIBOR + 0.620%)
13,350,000	2.758		06/01/21	13,364,818
(3M USD LIBOR + 0.660%)
11,800,000	2.818		11/15/21	11,812,390
Skandinaviska Enskilda Banken AB(c)
6,000,000	2.625		11/17/20	6,033,840
(3M USD LIBOR + 0.430%)
42,010,000	2.554	(a)	05/17/21	42,120,066
Societe Generale SA(c)
19,000,000	2.625		09/16/20	19,106,590
4,900,000	2.500		04/08/21	4,918,669
(3M USD LIBOR + 1.330%)
3,500,000	3.633	(a)	04/08/21	3,548,720
Sumitomo Mitsui Banking Corp.
9,028,000	2.450		01/16/20	9,034,320
5,000,000	2.650		07/23/20	5,019,400
Sumitomo Mitsui Financial Group, Inc.
37,922,000	2.934		03/09/21	38,276,191
Sumitomo Mitsui Trust Bank Ltd.(a)(c) (3M USD LIBOR + 0.910%)
13,483,000	3.210		10/18/19	13,488,528
SVB Financial Group
2,650,000	5.375		09/15/20	2,729,315
Svenska Handelsbanken AB
11,000,000	5.125	(c)	03/30/20	11,160,930
(3M USD LIBOR + 1.150%)
5,000,000	3.254	(a)	03/30/21	5,066,800
(3M USD LIBOR + 0.470%)
5,000,000	2.602	(a)	05/24/21	5,017,400
The Toronto-Dominion Bank(a)
(3M USD LIBOR + 0.300%)
19,500,000	2.700		07/30/21	19,475,820
(3M USD LIBOR + 0.350%)
15,000,000	2.750		07/22/22	14,965,200
UBS AG
14,050,000	2.350		03/26/20	14,060,959
2,500,000	2.200	(b)(c)	06/08/20	2,502,350
3,000,000	4.875		08/04/20	3,071,520
UBS Group Funding Switzerland AG(c)
28,000,000	3.000		04/15/21	28,335,160
US Bank NA(a)(b) (3M USD LIBOR + 0.380%)
15,400,000	2.548		11/16/21	15,424,640

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.
$10,000,000	2.150%		01/30/20	$9,999,200
7,500,000	4.600		04/01/21	7,776,750
(3M USD LIBOR + 0.930%)
17,532,000	3.111	(a)(b)	02/11/22	17,636,841
Wells Fargo Bank NA(a)(b)
(3M USD LIBOR + 0.490%)
16,957,000	3.325		07/23/21	17,111,478
(3M USD LIBOR + 0.620%)
26,000,000	2.752		05/27/22	26,055,900
Westpac Banking Corp.(a)
(3M USD LIBOR + 0.360%)
16,000,000	2.498	(c)	09/01/20	16,035,840
(3M USD LIBOR + 0.850%)
25,690,000	3.191		01/11/22	25,951,010

				1,457,157,071

Beverages – 0.2%
Keurig Dr Pepper, Inc.
6,709,000	3.551		05/25/21	6,850,761

Chemicals(a) – 0.2%
DuPont de Nemours, Inc. (3M USD LIBOR + 0.710%)
10,000,000	2.868		11/15/20	10,050,200

Computers – 1.3%
Hewlett Packard Enterprise Co.
14,559,000	3.600	(b)	10/15/20	14,744,045
(3M USD LIBOR + 0.680%)
9,170,000	2.807	(a)	03/12/21	9,188,707
(3M USD LIBOR + 0.720%)
14,298,000	3.009	(a)(b)	10/05/21	14,304,005
International Business Machines Corp.(a) (3M USD LIBOR + 0.400%)
20,450,000	2.576		05/13/21	20,522,802

				58,759,559

Diversified Financial Services – 2.9%
Air Lease Corp.(b)
6,555,000	3.875		04/01/21	6,692,524
6,576,000	3.375		06/01/21	6,678,454
American Express Co.(b)
8,000,000	3.000		02/22/21	8,100,960
15,607,000	3.375		05/17/21	15,913,209
(3M USD LIBOR + 0.620%)
30,000,000	2.756	(a)	05/20/22	30,094,800
American Express Credit Corp.(a)(b) (3M USD LIBOR + 0.730%)
3,000,000	2.862		05/26/20	3,009,960
Capital One Financial Corp.
15,000,000	2.500	(b)	05/12/20	15,024,900
2,804,000	2.400	(b)	10/30/20	2,809,496
20,820,000	4.750		07/15/21	21,740,036
(3M USD LIBOR + 0.950%)
15,000,000	3.052	(a)(b)	03/09/22	15,105,000

				125,169,339

Electrical – 0.7%
Evergy, Inc.(b)
5,233,000	4.850		06/01/21	5,411,707

Corporate Obligations – (continued)
Electrical – (continued)
NextEra Energy Capital Holdings, Inc.(a) (3M USD LIBOR + 0.450%)
8,625,000	2.554		09/28/20	8,628,795
Sempra Energy(a)(b) (3M USD LIBOR + 0.500%)
10,000,000	2.803		01/15/21	9,993,900
Southern Power Co
4,600,000	1.950		12/15/19	4,597,194

				28,631,596

Insurance – 0.8%
Metropolitan Life Global Funding I(a)(c) (3M USD LIBOR + 0.230%)
9,000,000	2.533		01/08/21	9,003,510
Protective Life Global Funding(c)
2,800,000	2.262		04/08/20	2,799,888
13,355,000	2.700		11/25/20	13,407,886
Reinsurance Group of America, Inc.
9,125,000	5.000		06/01/21	9,527,960

				34,739,244

Lodging(a) – 0.5%
Marriott International, Inc.
(3M USD LIBOR + 0.600%)
15,608,000	2.738		12/01/20	15,654,668
(3M USD LIBOR + 0.650%)
5,850,000	2.752		03/08/21	5,872,932

				21,527,600

Machinery-Diversified(a) – 0.6%
John Deere Capital Corp. (3M USD LIBOR + 0.490%)
25,000,000	2.622		06/13/22	25,048,000

Miscellaneous Manufacturing – 0.6%
General Electric Co.
1,736,000	5.500		01/08/20	1,749,367
6,130,000	2.500		03/28/20	6,102,906
(3M USD LIBOR + 0.800%)
8,756,000	3.103	(a)	04/15/20	8,754,161
3,420,000	5.550		05/04/20	3,478,961
5,500,000	4.375		09/16/20	5,592,785
2,845,000	4.625		01/07/21	2,916,011

				28,594,191

Oil Field Services(a)(b) – 0.3%
Phillips 66
(3M USD LIBOR + 0.750%)
6,500,000	3.053	(c)	04/15/20	6,501,820
(3M USD LIBOR + 0.600%)
6,807,000	2.732		02/26/21	6,801,690

				13,303,510

Pharmaceuticals – 2.5%
Bayer US Finance II LLC(b)(c)
(3M USD LIBOR + 0.630%)
16,550,000	2.736	(a)	06/25/21	16,557,944
32,200,000	3.500		06/25/21	32,843,356
Bayer US Finance LLC(c)
5,427,000	2.375		10/08/19	5,427,109

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Health Corp.
(3M USD LIBOR + 0.720%)
$10,000,000	2.822	%(a)	03/09/21	$10,049,900
23,000,000	3.350		03/09/21	23,370,530
McKesson Corp.
18,970,000	3.650		11/30/20	19,263,276

				107,512,115

Pipeline(a)(b) – 0.9%
MPLX LP (3M USD LIBOR + 1.100%)
40,000,000	3.202		09/09/22	40,132,400

Real Estate Investment Trust(b)(c) – 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC
4,500,000	3.250		10/05/20	4,545,540

TOTAL CORPORATE OBLIGATIONS
(Cost $2,167,221,424)				$2,173,697,578

Shares	Dividend Rate	Value

Investment Companies(d) – 12.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
150,103,857	2.032%	$150,103,857
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
390,419,527	2.157	390,614,737

TOTAL INVESTMENT COMPANIES
(Cost $540,672,253)		$540,718,594

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $2,707,893,677)		$2,714,416,172

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 38.2%
Certificates of Deposit(a) – 17.8%
Bank of Montreal(FEDL01 + 0.360%)
$20,000,000	2.210%		08/03/20	$19,999,939
Bank of Nova Scotia
(3M USD LIBOR + 0.280%)
24,000,000	2.439		09/21/20	24,037,004
(3M USD LIBOR + 0.400%)
14,000,000	2.687		05/04/21	14,008,642
(FEDL01 + 0.290%)
20,000,000	2.140		05/20/20	20,003,706
BNP Paribas SA(3M USD LIBOR + 0.250%)
13,150,000	2.503		02/01/21	13,149,947
Canadian Imperial Bank of Commerce (1M USD LIBOR + 0.350%)
10,000,000	2.417		11/05/19	10,002,166
(3M USD LIBOR + 0.400%)
16,000,000	2.666		05/02/20	16,028,067
(FEDL01 + 0.350%)
35,000,000	2.470	(c)	08/27/20	34,999,990

Short-term Investments – (continued)
Certificates of Deposit(a) – (continued)
Credit Agricole Corporate & Investment Bank (3M USD LIBOR + 0.480%)
30,000,000	2.599		09/10/21	29,999,942
(FEDL01 + 0.430%)
15,000,000	2.330		06/26/20	14,999,835
Credit Suisse AG
(SOFR + 0.230%)
20,000,000	2.080		02/14/20	20,001,422
(SOFR + 0.290%)
36,725,000	2.140		08/07/20	36,753,980
(SOFR + 0.380%)
4,000,000	2.230		10/04/19	4,000,345
(SOFR + 0.380%)
15,000,000	2.230		05/04/20	15,013,743
DNB Bank ASA (3M USD LIBOR + 0.280%)
10,000,000	2.569		10/08/20	10,013,024
Landesbank Baden-Wuerttemberg
32,000,000	2.220		01/13/20	32,005,819
Mizuho Bank Ltd.(3M USD LIBOR + 0.380%)
4,000,000	2.486		06/25/20	4,008,473
National Bank of Canada(c)
(FEDL01 + 0.360%)
40,000,000	2.190		08/04/20	40,000,840
(FEDL01 + 0.360%)
18,836,000	2.190		08/19/20	18,835,929
National Bank of Kuwait SAKP
20,000,000	2.760		10/29/19	20,009,248
30,000,000	2.300		11/12/19	30,003,973
25,000,000	2.300		12/17/19	25,001,516
Natixis SA
(3M USD LIBOR + 0.520%)
25,000,000	2.798		01/22/21	25,032,045
(FEDL01 + 0.400%)
30,000,000	2.250		08/06/20	29,999,888
Nordea Bank Abp(3M USD LIBOR + 0.290%)
15,052,000	2.577		02/05/21	15,049,947
Oversea-Chinese Banking Corp. Ltd. (3M USD LIBOR + 0.210%)
13,000,000	2.493		10/24/19	13,001,592
Societe Generale(FEDL01 + 0.490%)
19,450,000	2.340		09/04/20	19,449,924
Societe Generale SA(c)
(3M USD LIBOR + 0.150%)
10,000,000	2.437		08/03/20	10,005,804
(FEDL01 + 0.450%)
25,000,000	2.570		08/17/20	25,013,100
Standard Chartered Bank
7,000,000	3.190		10/31/19	7,004,884
(3M USD LIBOR + 0.310%)
12,000,000	2.563		10/31/19	12,002,424
(3M USD LIBOR + 0.420%)
18,000,000	2.565		09/18/20	18,029,035
Sumitomo Mitsui Banking Corp.
(3M USD LIBOR + 0.350%)
1,180,000	2.653		10/15/20	1,180,840
(3M USD LIBOR + 0.355%)
5,289,000	2.644		04/06/21	5,292,522

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit(a) – (continued)
(3M USD LIBOR + 0.410%)
$1,000,000	2.555%	06/18/20	$1,001,834
(3M USD LIBOR + 0.420%)
4,000,000	2.703	07/24/20	4,006,075
(3M USD LIBOR + 0.420%)
10,000,000	2.544	08/28/20	10,013,476
Sumitomo Mitsui Trust Bank Ltd. (SOFR + 0.210%)
25,050,000	2.060	02/28/20	25,059,429
Svenska Handelsbanken AB
(3M USD LIBOR + 0.280%)
6,850,000	2.425	09/11/20	6,859,623
(3M USD LIBOR + 0.400%)
15,250,000	2.719	04/01/20	15,279,054
Swedbank AB(3M USD LIBOR + 0.320%)
1,000,000	2.452	08/24/20	1,001,154
The Toronto-Dominion Bank(c)
(3M USD LIBOR + 0.190%)
17,950,000	2.303	09/28/20	17,949,979
(3M USD LIBOR + 0.190%)
7,000,000	2.294	09/30/20	7,000,000
Toronto-Dominion Bank(FEDL01 + 0.310%)
15,000,000	2.160	04/30/20	14,993,775
Westpac Banking Corp.(c)
(3M USD LIBOR + 0.180%)
15,000,000	2.436	10/31/19	15,002,072
(FEDL01 + 0.350%)
25,250,000	2.470	09/04/20	25,249,924

			777,355,950

Commercial Paper(e) – 17.9%
Albion Capital Corp.
30,000,000	0.000	10/04/19	29,992,440
AT&T, Inc.(c)
18,000,000	0.000	12/10/19	17,917,640
Bank of China Ltd.
7,000,000	0.000	10/02/19	6,999,174
35,000,000	0.000	12/11/19	34,842,640
15,000,000	0.000	03/06/20	14,846,740
Bedford Row Funding Corp.(c)
7,000,000	0.000	10/16/19	6,993,656
9,500,000	0.000	10/18/19	9,490,320
China Construction Banking Corp.(c)
11,000,000	0.000	10/01/19	10,999,395
25,000,000	0.000	12/19/19	24,875,722
CNPC Finance HK Ltd.(c)
25,000,000	0.000	12/30/19	24,862,236
Collateralized Commercial Paper II Co. LLC(c)
15,000,000	0.000	10/22/19	14,981,438
4,510,000	0.000	11/25/19	4,495,646
DuPont de Nemours, Inc.(c)
13,314,000	0.000	11/01/19	13,287,490
First Abu Dhabi Bank PJSC(c)
35,000,000	0.000	01/02/20	34,810,002
Gotham Funding Corp.(c)
28,450,000	0.000	12/12/19	28,327,350
Henkel Corp.(c)
14,000,000	0.000	02/04/20	13,900,580

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Industrial & Commercial Bank of China Ltd.(c)
9,000,000	0.000	12/27/19	8,948,476
Jupiter Securitization Co. LLC(c)
43,000,000	0.000	10/04/19	42,990,258
La Fayette Asset Securitization(c)
2,500,000	0.000	12/05/19	2,490,338
Louis Vuitton SE
30,000,000	0.000	10/24/19	29,958,700
Macquarie Bank Ltd.(c)
9,000,000	0.000	11/07/19	8,979,547
20,000,000	0.000	12/10/19	19,917,246
NatWest Markets PLC(c)
14,750,000	0.000	02/10/20	14,645,591
Nieuw Amsterdam Receivables Corp.(c)
55,000,000	0.000	10/03/19	54,990,673
Nordea Bank Abp(c)
40,000,000	0.000	12/18/19	39,819,090
Old Line Funding LLC(c)
28,100,000	0.000	10/03/19	28,095,364
Reckitt Benckiser Treasury Services PLC(c)
20,500,000	0.000	02/04/20	20,335,763
11,000,000	0.000	04/01/20	10,877,660
4,150,000	0.000	06/05/20	4,082,976
3,700,000	0.000	07/01/20	3,632,308
Sumitomo Mitsui Trust Bank Ltd.(c)
30,000,000	0.000	12/10/19	29,875,927
The Boeing Co.(c)
33,000,000	0.000	11/13/19	32,915,179
10,000,000	0.000	12/11/19	9,957,240
The Toronto-Dominion Bank(c)
7,200,000	0.000	10/18/19	7,192,807
Versailles Commercial Paper LLC(c)
45,000,000	0.000	01/16/20	44,707,590
Victory Receivables(c)
34,278,000	0.000	12/12/19	34,130,851
VW Credit, Inc.(c)
10,000,000	0.000	12/06/19	9,957,381
Walgreens Boots Alliance, Inc.
20,000,000	0.000	02/04/20	19,837,158
16,050,000	0.000	02/18/20	15,905,228

			785,865,820

Repurchase Agreement – 2.5%
Bank of America Corp.
15,000,000	2.500	10/18/19	15,000,000
Maturity Value: $15,018,750 Next Reset Date: 10/1/2019 Collateralized by various common stocks and preferred stock. The aggregate market value of the collateral was $16,200,113.

BNP Paribas SA
35,000,000	2.060	10/01/19	35,000,000

Maturity Value: $35,002,003

Next Reset Date: 10/1/2019

Collateralized by various corporate obligations and government bonds, 4.875% to 8.875%, due 01/22/21 to 04/26/29. The
aggregate market value of the collateral, including accrued
interest, was $38,500,646.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Repurchase Agreement – (continued)
Citigroup Global Markets, Inc.
$19,000,000	2.598%	11/14/19	$19,000,000

Maturity Value: $19,061,703

Next Reset Date: 10/1/2019

Collateralized by various mortgage obligations, 3.613% to
6.027%, due 11/15/24 to 8/15/25. The aggregate market value
of the collateral, including accrued interest, was $22,800,000.

Nomura
19,000,000	2.787	11/22/19	19,000,000

Maturity Value: $19,077,959

Next Reset Date: 10/1/2019

Collateralized by various common stocks, preferred stocks and mortgage obligations, 0.000% to 9.688%, due 09/25/22 to
09/25/56. The aggregate market value of the collateral,
including accrued interest, was $22,797,969.

Wells Fargo
20,000,000	2.539	11/14/19	20,000,000

Maturity Value: $20,063,475

Next Reset Date: 10/1/2019

Collateralized by various corporate obligations and mortgage obligations, 3.000% to 8.500%, due 01/12/23 to 01/25/59. The aggregate market value of the collateral, including accrued
interest, was $23,038,316.

			108,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,670,629,479)			$1,671,221,770

TOTAL INVESTMENTS – 100.2%
(Cost $4,378,523,156)			$4,385,637,942

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(9,513,758)

NET ASSETS – 100.0%			$4,376,124,184

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund
Assets:
Investments of unaffiliated issuers, at value (cost $494,894,828, $398,100,808 and $344,396,805, respectively)	$498,109,397	$407,082,232	$344,047,522
Investments of affiliated issuers, at value (cost $11,355,243, $1,869,631 and $0, respectively)	11,357,474	1,869,631	—
Cash	3,010,916	4,679,102	5,364,923
Variation margin on futures	29,185	—	—
Variation margin on swaps	—	1,993	2,199
Receivables:
Interest and dividends	2,628,702	1,537,765	839,503
Fund shares sold	605,432	192,210	2,113,169
Reimbursement from investment adviser	11,585	42,111	35,388
Investments sold	—	1,790	329,534
Investments sold on an extended-settlement basis	—	89,354,746	—
Collateral on certain derivative contracts(a)	—	687,155	807,609
Other assets	70,263	69,719	56,609
Total assets	515,822,954	505,518,454	353,596,456

Liabilities:
Forward sale contracts, at value (proceeds received $0, $14,806,133 and $0, respectively)	—	14,828,882	—
Variation margin on futures	—	12,855	485
Payables:
Fund shares redeemed	331,798	1,730,952	653,169
Investments purchased	268,979	33,363	—
Income distributions	128,755	63,997	68,060
Management fees	105,101	130,854	90,611
Distribution and Service fees and Transfer Agency fees	17,650	43,974	12,028
Investments purchased on an extended — settlement basis	—	181,204,725	—
Accrued expenses	176,526	243,498	191,172
Total liabilities	1,028,809	198,293,100	1,015,525

Net Assets:
Paid-in capital	517,603,642	306,977,545	359,190,053
Total distributable earnings (loss)	(2,809,497)	247,809	(6,609,122)
NET ASSETS	$514,794,145	$307,225,354	$352,580,931
Net Assets:
Class A	$11,432,299	$83,326,715	$9,610,049
Class C	—	3,556,340	—
Institutional	266,510,398	140,793,587	72,137,673
Administration	3,524,028	—	—
Service	—	35,889,051	124,553
Investor	7,411,587	1,568,237	12,202,729
Class P	175,174,979	13,060,620	255,965,906
Class R	—	20,213,796	—
Class R6	50,740,854	8,817,008	2,540,021
Total Net Assets	$514,794,145	$307,225,354	$352,580,931
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,206,925	5,541,672	1,104,487
Class C	—	236,497	—
Institutional	28,171,680	9,378,216	8,293,424
Administration	371,519	—	—
Service	—	2,393,203	14,252
Investor	784,346	104,343	1,406,153
Class P	18,516,454	870,202	29,408,364
Class R	—	1,345,909	—
Class R6	5,363,451	587,423	291,897
Net asset value, offering and redemption price per share:(b)
Class A	$9.47	$15.04	$8.70
Class C	—	15.04	—
Institutional	9.46	15.01	8.70
Administration	9.49	—	—
Service	—	15.00	8.74
Investor	9.45	15.03	8.68
Class P	9.46	15.01	8.70
Class R	—	15.02	—
Class R6	9.46	15.01	8.70

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA
Government Income	$—	$397,155	$290,000

High Quality Floating Rate	378,000	429,609	—

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Income, Government Income and High Quality Floating Rate Funds is $9.47, $15.63 and $8.70, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2019 (Unaudited)

	Inflation Protected Securities Fund	Short Duration Government Fund	Short Duration Income Fund
Assets:
Investments of unaffiliated issuers, at value (cost $371,765,938, $991,566,070 and $732,763,078, respectively)	$386,954,837	$999,962,332	$745,294,558
Investments of affiliated issuers, at value (cost $7,329,004, $0 and $3,292,037, respectively)	7,329,004	—	3,292,037
Purchased options (premiums paid $54,520, $0 and $289,732, respectively)	50,239	—	196,271
Cash	6,068,562	9,406,933	11,764,413
Foreign currencies, at value (cost $0, $0 and $73,928, respectively)	—	—	69,704
Unrealized gain on forward foreign currency exchange contracts	—	—	946,136
Variation margin on swaps	7,601	1,961	—
Receivables:
Collateral on certain derivative contracts(a)	2,205,505	1,367,640	12,054,311
Fund shares sold	1,039,638	2,662,353	1,353,175
Interest and dividends	375,076	3,800,137	5,679,851
Reimbursement from investment adviser	15,573	49,028	31,074
Investments sold	—	645,229	158,187
Investments sold on an extended-settlement basis	—	130,438,520	32,028,223
Other assets	70,133	84,161	58,735
Total assets	404,116,168	1,148,418,294	812,926,675

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	—	—	1,329,458
Variation margin on futures	32,501	14,177	123,099
Variation margin on swaps	—	—	385,531
Written option contracts, at value (premium received $33,840, $0 and $889,299, respectively)	25,253	—	679,740
Forward sale contracts, at value (proceeds received $0, $75,573,047 and $10,717,188, respectively)	—	75,608,439	10,716,406
Payables:
Fund shares redeemed	306,493	4,521,813	1,363,601
Management fees	84,724	332,883	262,246
Distribution and Service fees and Transfer Agency fees	38,039	57,682	26,215
Investments purchased	11,193	—	1,550,529
Income distributions	—	181,041	16,489
Investments purchased on an extended — settlement basis	—	145,376,973	41,160,137
Due to broker — upfront payment	—	—	66
Accrued expenses	148,899	279,240	387,543
Total liabilities	647,102	226,372,248	58,001,060

Net Assets:
Paid-in capital	411,764,651	960,853,962	753,204,432
Total distributable earnings (loss)	(8,295,585)	(38,807,916)	1,721,183
NET ASSETS	$403,469,066	$922,046,046	$754,925,615
Net Assets:
Class A	$53,039,011	$73,265,926	$8,061,371
Class C	2,885,509	12,669,746	1,592,098
Institutional	155,216,873	374,588,622	46,348,281
Service	—	17,503,711	—
Investor	19,217,419	34,391,892	23,972,614
Class P	115,449,550	403,000,856	673,505,815
Class R	15,008,662	—	133,826
Class R6	42,652,042	6,625,293	1,311,610
Total Net Assets	$403,469,066	$922,046,046	$754,925,615
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,018,694	7,452,652	808,397
Class C	277,739	1,297,424	159,597
Institutional	14,496,962	38,234,320	4,637,058
Service	—	1,788,668	—
Investor	1,806,114	3,495,849	2,398,833
Class P	10,789,560	41,147,280	67,412,936
Class R	1,426,277	—	13,398
Class R6	3,986,624	676,206	131,353
Net asset value, offering and redemption price per share:(b)
Class A	$10.57	$9.83	$9.97
Class C	10.39	9.77	9.98
Institutional	10.71	9.80	10.00
Service	—	9.79	—
Investor	10.64	9.84	9.99
Class P	10.70	9.79	9.99
Class R	10.52	—	9.99
Class R6	10.70	9.80	9.99

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Forward Foreign Currency	Futures	Swaps
Inflation Protected Securities	$—	$—	$2,205,505

Short Duration Government	—	—	1,367,640

Short Duration Income	3,620,000	2,468,124	5,966,187

(b)	Maximum public offering price per share for Class A Shares of the Inflation Protected Securities, Short Duration Government and Short Duration Income Funds is $10.98, $9.98 and $10.12, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement of Assets and Liabilities (continued)

September 30, 2019 (Unaudited)

Short-Term Conservative Income Fund
Assets:

Investments of unaffiliated issuers, at value (cost $3,837,850,903)	$3,844,919,348

Investments of affiliated issuers, at value (cost $540,672,253)	540,718,594

Cash	4,461,522

Receivables:

Interest and dividends	15,265,409

Fund shares sold	7,487,159

Reimbursement from investment adviser	60,187

Other assets	266,062

Total assets	4,413,178,281

Liabilities:

Payables:

Fund shares redeemed	34,674,471

Investments purchased	1,240,541

Management fees	606,093

Income distributions	183,953

Distribution and Service fees and Transfer Agency fees	133,996

Accrued expenses	215,043

Total liabilities	37,054,097

Net Assets:

Paid-in capital	4,367,448,819

Total distributable earnings (loss)	8,675,365
NET ASSETS	$4,376,124,184
Net Assets:
Class A	$22,110,798
Institutional	1,512,278,039
Administration	968,439
Preferred	26,509
Investor	92,057,289
Class P	1,777,466,805
Class R6	971,216,305
Total Net Assets	$4,376,124,184
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,200,125
Institutional	150,454,300
Administration	96,347
Preferred	2,638
Investor	9,157,760
Class P	176,963,876
Class R6	96,556,697
Net asset value, offering and redemption price per share:(a)
Class A	$10.05
Institutional	10.05
Administration	10.05
Preferred	10.05
Investor	10.05
Class P	10.04
Class R6	10.06

(a)	Maximum public offering price per share for Class A Shares of the Short-Term Conservative Income Fund is $10.05.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund
Investment income:

Interest	$7,064,757	$3,699,359	$5,863,898

Dividends — affiliated issuers	226,158	367,920	—

Total investment income	7,290,915	4,067,279	5,863,898

Expenses:

Management fees	657,479	808,523	618,422

Transfer Agency fees(a)	103,604	112,079	72,627

Custody, accounting and administrative services	84,285	99,563	88,306

Registration fees	60,912	66,136	57,968

Professional fees	56,801	55,567	57,091

Printing and mailing costs	20,472	39,478	22,561

Distribution and Service fees(a)	10,678	182,305	6,384

Trustee fees	8,787	8,598	8,787

Administration Shares fees	3,812	—	—

Service Share fees — Service Plan	—	45,077	133

Service Share fees — Shareholder Administration Plan	—	45,077	133

Other	13,635	8,162	14,697

Total expenses	1,020,465	1,470,565	947,109

Less — expense reductions	(91,871)	(304,113)	(221,524)

Net expenses	928,594	1,166,452	725,585

NET INVESTMENT INCOME	6,362,321	2,900,827	5,138,313

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	292,127	5,102,225	(11,997)

Purchased options	—	(21,076)	—

Futures contracts	(1,209,717)	(436,468)	337,792

Swap contracts	—	(265,723)	(280,196)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	2,845,354	5,271,434	454,407

Investments — affiliated issuers	1,118	—	—

Purchased options	—	(12,836)	—

Futures contracts	(485,929)	488,582	(152,313)

Swap contracts	—	(118,395)	(139,432)

Net realized and unrealized gain	1,442,953	10,007,743	208,261

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,805,274	$12,908,570	$5,346,574

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Administration	Service	Investor	Class P	Class R	Class R6
Enhanced Income	$10,678	$—	$—	$9,255	$—	$51,513	$610	$—	$5,924	$28,722	$—	$7,580
Government Income	112,330	18,542	51,433	58,411	2,410	26,755	—	7,212	974	1,670	13,373	1,274
High Quality Floating Rate	6,384	—	—	5,533	—	14,573	—	21	6,337	45,515	—	648

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2019 (Unaudited)

	Inflation Protected Securities Fund	Short Duration Government Fund	Short Duration Income Fund
Investment income:

Interest (net of foreign withholding taxes of $0, $0 and $1,913, respectively)	$8,860,610	$12,179,328	$12,168,876

Dividends — affiliated issuers	85,264	49,447	131,082

Total investment income	8,945,874	12,228,775	12,299,958

Expenses:

Management fees	519,960	2,130,735	1,517,334

Distribution and Service fees(a)	121,116	169,018	18,871

Transfer Agency fees(a)	112,818	225,777	131,884

Registration fees	71,010	117,309	80,144

Professional fees	55,523	58,149	68,338

Custody, accounting and administrative services	45,454	139,877	148,454

Printing and mailing costs	22,692	32,320	19,478

Trustee fees	8,677	9,233	8,933

Service Share fees — Service Plan	—	22,386	—

Service Share fees — Shareholder Administration Plan	—	22,386	—

Prime Broker Fees	—	—	5,070

Other	6,978	19,173	16,885

Total expenses	964,228	2,946,363	2,015,391

Less — expense reductions	(128,657)	(384,853)	(302,275)

Net expenses	835,571	2,561,510	1,713,116

NET INVESTMENT INCOME	8,110,303	9,667,265	10,586,842

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	958,144	4,682,252	1,178,831

Purchased options	(13,529)	—	528,629

Futures contracts	1,492,933	(7,368,955)	5,946,639

Written options	—	—	(525,605)

Swap contracts	(1,826,407)	(435,385)	(247,035)

Forward foreign currency exchange contracts	—	—	(549,540)

Foreign currency transactions	—	—	(85,253)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	7,868,755	9,621,920	8,970,970

Purchased options	(12,436)	—	(345,211)

Futures contracts	(381,221)	1,909,665	(1,990,084)

Written options	8,587	—	400,379

Swap contracts	(437,680)	(433,127)	462,951

Forward foreign currency exchange contracts	—	—	(502,665)

Foreign currency translation	—	—	61

Net realized and unrealized gain	7,657,146	7,976,370	13,243,067

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,767,449	$17,643,635	$23,829,909

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Inflation Protected Securities	$66,293	$17,998	$36,825	$34,472	$2,340	$32,034	$—	$11,872	$16,171	$9,575	$6,354
Short Duration Government	99,518	69,500	—	51,749	9,035	75,044	3,582	18,270	67,208	—	889
Short Duration Income	10,490	8,061	320	5,455	1,048	16,209	—	11,655	97,242	83	192

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement of Operations (continued)

For the Six Months Ended September 30, 2019 (Unaudited)

Short-Term Conservative Income Fund
Investment income:

Interest (net of foreign withholding taxes of $11,213)	$43,697,587

Dividends — affiliated issuers	5,774,589

Total investment income	49,472,176

Expenses:

Management fees	4,346,620

Transfer Agency fees(a)	624,190

Registration fees	186,542

Custody, accounting and administrative services	112,701

Professional fees	53,035

Distribution and Service fees(a)	42,835

Printing and mailing costs	35,077

Trustee fees	11,525

Other	32,864

Total expenses	5,445,389

Less — expense reductions	(1,650,663)

Net expenses	3,794,726

NET INVESTMENT INCOME	45,677,450

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	1,434,829

Net change in unrealized gain on:

Investments — unaffiliated issuers	3,574,038

Investments — affiliated issuers	19,144

Net realized and unrealized gain	5,028,011

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,705,461

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Administration	Preferred	Class A	Institutional	Administration	Preferred	Investor	Class P	Class R6
Short-Term Conservative Income	$42,128	$694	$13	$36,511	$213,607	$111	$5	$27,403	$266,286	$80,267

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Enhanced Income Fund		Government Income Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$6,362,321	$12,635,581	$2,900,827	$6,909,421

Net realized gain (loss)	(917,590)	2,092,196	4,378,958	(950,895)

Net change in unrealized gain	2,360,543	33,478	5,628,785	5,556,386
Net increase in net assets resulting from operations	7,805,274	14,761,255	12,908,570	11,514,912

Distributions to shareholders:

From distributable earnings:

Class A Shares	(157,056)	(309,118)	(949,881)	(2,090,284)

Class C Shares	—	—	(25,239)	(61,979)

Institutional Shares	(3,125,358)	(7,819,471)	(1,628,505)	(3,374,185)

Administration Shares	(33,163)	(46,284)	—	—

Service Shares	—	—	(349,605)	(708,383)

Investor Shares	(106,113)	(80,616)	(17,636)	(43,825)

Class P Shares(a)	(2,336,508)	(3,989,106)	(135,360)	(188,120)

Class R Shares	—	—	(190,894)	(378,998)

Class R6 Shares	(616,048)	(377,385)	(103,255)	(567,998)
Total distributions to shareholders	(6,374,246)	(12,621,980)	(3,400,375)	(7,413,772)

From share transactions:

Proceeds from sales of shares	78,853,891	625,494,376	41,019,448	121,223,005

Reinvestment of distributions	5,454,734	10,747,284	2,935,221	5,930,212

Cost of shares redeemed	(91,584,136)	(585,261,922)	(49,517,248)	(168,596,062)

Net increase (decrease) in net assets resulting from share transactions	(7,275,511)	50,979,738	(5,562,579)	(41,442,845)
TOTAL INCREASE (DECREASE)	(5,844,483)	53,119,013	3,945,616	(37,341,705)

Net assets:
Beginning of period	520,638,628	467,519,615	303,279,738	340,621,443

End of period	$514,794,145	$520,638,628	$307,225,354	$303,279,738

(a)	Class P Shares commenced operations on April 20, 2018.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Quality Floating Rate Fund		Inflation Protected Securities Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$5,138,313	$17,287,294	$8,110,303	$6,361,334

Net realized gain (loss)	45,599	(788,927)	611,141	(4,679,911)

Net change in unrealized gain (loss)	162,662	(1,065,132)	7,046,005	7,705,313
Net increase in net assets resulting from operations	5,346,574	15,433,235	15,767,449	9,386,736

Distributions to shareholders:

From distributable earnings:

Class A Shares	(99,927)	(186,231)	(1,005,369)	(1,040,911)

Class C Shares	—	—	(53,337)	(72,568)

Institutional Shares	(948,846)	(5,986,942)	(3,122,525)	(4,341,465)

Service Shares	(1,108)	(2,008)	—	—

Investor Shares	(121,797)	(104,159)	(376,979)	(244,140)

Class P Shares(a)	(3,999,717)	(11,429,240)	(2,173,576)	(838,148)

Class R Shares	—	—	(265,283)	(247,206)

Class R6 Shares	(57,701)	(39,278)	(882,096)	(239,819)
Total distributions to shareholders	(5,229,096)	(17,747,858)	(7,879,165)	(7,024,257)

From share transactions:

Proceeds from sales of shares	52,760,013	970,694,770	78,274,351	293,070,744

Reinvestment of distributions	4,830,203	17,246,384	5,991,407	4,997,848

Cost of shares redeemed	(176,245,286)	(1,255,494,301)	(99,341,666)	(268,244,197)

Net increase (decrease) in net assets resulting from share transactions	(118,655,070)	(267,553,147)	(15,075,908)	29,824,395
TOTAL INCREASE (DECREASE)	(118,537,592)	(269,867,770)	(7,187,624)	32,186,874

Net assets:
Beginning of period	471,118,523	740,986,293	410,656,690	378,469,816

End of period	$352,580,931	$471,118,523	$403,469,066	$410,656,690

(a)	Class P Shares commenced operations on April 20, 2018.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short Duration Government Fund		Short Duration Income Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$9,667,265	$18,727,607	$10,586,842	$15,947,451

Net realized gain (loss)	(3,122,088)	(3,910,866)	6,246,666	(4,546,887)

Net change in unrealized gain	11,098,458	6,273,739	6,996,401	8,924,570
Net increase in net assets resulting from operations	17,643,635	21,090,480	23,829,909	20,325,134

Distributions to shareholders:

From distributable earnings:

Class A Shares	(822,512)	(1,838,189)	(109,260)	(265,434)

Class C Shares	(115,571)	(303,318)	(17,778)	(24,242)

Institutional Shares	(4,503,508)	(12,622,023)	(1,182,902)	(4,925,422)

Service Shares	(170,027)	(379,737)	—	—

Investor Shares	(324,447)	(656,226)	(249,947)	(45,864)

Class P Shares(a)	(5,410,455)	(7,395,497)	(9,574,603)	(9,973,064)

Class R Shares	—	—	(1,505)	(2,198)

Class R6 Shares	(71,148)	(82,624)	(18,941)	(3,831)

Return of capital:

Class A Shares	—	—	—	(27,291)

Class C Shares	—	—	—	(2,492)

Institutional Shares	—	—	—	(506,404)

Investor Shares	—	—	—	(4,716)

Class P Shares(a)	—	—	—	(1,025,377)

Class R Shares	—	—	—	(226)

Class R6 Shares	—	—	—	(394)

Total distributions to shareholders	(11,417,668)	(23,277,614)	(11,154,936)	(16,806,955)

From share transactions:

Proceeds from sales of shares	114,409,012	781,323,689	251,680,098	869,609,351

Reinvestment of distributions	10,298,759	20,862,430	10,890,739	16,625,323

Cost of shares redeemed	(214,269,751)	(785,242,974)	(218,157,596)	(776,377,472)

Net increase (decrease) in net assets resulting from share transactions	(89,561,980)	16,943,145	44,413,241	109,857,202
TOTAL INCREASE (DECREASE)	(83,336,013)	14,756,011	57,088,214	113,375,381

Net assets:
Beginning of period	1,005,382,059	990,626,048	697,837,401	584,462,020

End of period	$922,046,046	$1,005,382,059	$754,925,615	$697,837,401

(a)	Class P Shares commenced operations on April 20, 2018.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Conservative Income Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$45,677,450	$58,601,194

Net realized gain	1,434,829	388,072

Net change in unrealized gain	3,593,182	4,232,231
Net increase in net assets resulting from operations	50,705,461	63,221,497

Distributions to shareholders:

From distributable earnings:

Class A Shares	(675,767)	(132,712)

Institutional Shares	(13,989,887)	(22,156,000)

Administration Shares	(6,521)	(21,683)

Preferred Shares	(337)	(616)

Investor Shares(a)	(518,206)	(41,958)

Class P Shares(b)	(23,624,518)	(31,077,750)

Class R6 Shares	(6,947,766)	(5,384,319)
Total distributions to shareholders	(45,763,002)	(58,815,038)

From share transactions:

Proceeds from sales of shares	2,537,464,590	4,810,757,339

Reinvestment of distributions	44,375,482	56,650,303

Cost of shares redeemed	(1,577,894,240)	(2,927,554,147)
Net increase (decrease) in net assets resulting from share transactions	1,003,945,832	1,939,853,495
TOTAL INCREASE (DECREASE)	1,008,888,291	1,944,259,954

Net assets:
Beginning of period	3,367,235,893	1,422,975,939

End of period	$4,376,124,184	$3,367,235,893

(a)	Investor Shares commenced operations on August 14, 2018.
(b)	Class P Shares commenced operations on April 20, 2018.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.45		$9.41	$9.44	$9.41	$9.42	$9.47

Net investment income(a)	0.10		0.19	0.11	0.08	0.04	0.01

Net realized and unrealized gain (loss)	0.02		0.04	(0.03)	0.03	(0.01)	(0.05)

Total from investment operations	0.12		0.23	0.08	0.11	0.03	(0.04)

Distributions to shareholders from net investment income	(0.10)		(0.19)	(0.11)	(0.08)	(0.04)	(0.01)

Net asset value, end of period	$9.47		$9.45	$9.41	$9.44	$9.41	$9.42

Total return(b)	1.31%		2.41%	0.86%	1.19%	0.29%	(0.47)%

Net assets, end of period (in 000s)	$11,432		$19,396	$10,590	$35,560	$35,378	$35,556

Ratio of net expenses to average net assets	0.59	%(c)	0.61%	0.69%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets	0.62	%(c)	0.65%	0.70%	0.71%	0.71%	0.71%

Ratio of net investment income to average net assets	2.20	%(c)	2.02%	1.14%	0.88%	0.42%	0.06%

Portfolio turnover rate(d)	22%		42%	63%	89%	60%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.43		$9.39	$9.43	$9.40	$9.41	$9.46

Net investment income(a)	0.11		0.21	0.14	0.11	0.07	0.04

Net realized and unrealized gain (loss)	0.03		0.04	(0.04)	0.03	(0.01)	(0.05)

Total from investment operations	0.14		0.25	0.10	0.14	0.06	(0.01)

Distributions to shareholders from net investment income	(0.11)		(0.21)	(0.14)	(0.11)	(0.07)	(0.04)

Net asset value, end of period	$9.46		$9.43	$9.39	$9.43	$9.40	$9.41

Total return(b)	1.54%		2.70%	1.09%	1.53%	0.63%	(0.13)%

Net assets, end of period (in 000s)	$266,510		$252,561	$451,628	$435,915	$423,278	$457,826

Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%

Ratio of total expenses to average net assets	0.38	%(c)	0.37%	0.36%	0.37%	0.36%	0.37%

Ratio of net investment income to average net assets	2.42	%(c)	2.18%	1.52%	1.22%	0.76%	0.40%

Portfolio turnover rate(d)	22%		42%	63%	89%	60%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Administration Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.46		$9.43	$9.46	$9.43	$9.44	$9.49

Net investment income(a)	0.10		0.19	0.12	0.09	0.05	0.01

Net realized and unrealized gain (loss)	0.03		0.03	(0.03)	0.03	(0.01)	(0.05)

Total from investment operations	0.13		0.22	0.09	0.12	0.04	(0.04)

Distributions to shareholders from net investment income	(0.10)		(0.19)	(0.12)	(0.09)	(0.05)	(0.01)

Net asset value, end of period	$9.49		$9.46	$9.43	$9.46	$9.43	$9.44

Total return(b)	1.41%		2.33%	0.95%	1.28%	0.38%	(0.38)%

Net assets, end of period (in 000s)	$3,524		$2,905	$164	$162	$147	$176

Ratio of net expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.63	%(c)	0.64%	0.61%	0.62%	0.61%	0.62%

Ratio of net investment income to average net assets	2.17	%(c)	2.03%	1.27%	0.97%	0.50%	0.15%

Portfolio turnover rate(d)	22%		42%	63%	89%	60%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.42		$9.39	$9.42	$9.39	$9.41	$9.45

Net investment income(a)	0.11		0.21	0.14	0.11	0.06	0.03

Net realized and unrealized gain (loss)	0.03		0.02	(0.04)	0.02	(0.02)	(0.04)

Total from investment operations	0.14		0.23	0.10	0.13	0.04	(0.01)

Distributions to shareholders from net investment income	(0.11)		(0.20)	(0.13)	(0.10)	(0.06)	(0.03)

Net asset value, end of period	$9.45		$9.42	$9.39	$9.42	$9.39	$9.41

Total return(b)	1.50%		2.50%	1.11%	1.44%	0.43%	(0.12)%

Net assets, end of period (in 000s)	$7,412		$6,096	$5,127	$2,012	$623	$437

Ratio of net expenses to average net assets	0.44	%(c)	0.44%	0.44%	0.44%	0.44%	0.44%

Ratio of total expenses to average net assets	0.47	%(c)	0.48%	0.45%	0.45%	0.46%	0.46%

Ratio of net investment income to average net assets	2.33	%(c)	2.19%	1.45%	1.14%	0.66%	0.31%

Portfolio turnover rate(d)	22%		42%	63%	89%	60%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.43	$9.41

Net investment income(b)	0.12	0.21

Net realized and unrealized gain	0.03	0.01

Total from investment operations	0.15	0.22

Distributions to shareholders from net investment income	(0.12)	(0.20)

Net asset value, end of period	$9.46	$9.43

Total return(c)	1.55%	2.36%

Net assets, end of period (in 000s)	$175,175	$189,835

Ratio of net expenses to average net assets(d)	0.34%	0.34%

Ratio of total expenses to average net assets(d)	0.37%	0.38%

Ratio of net investment income to average net assets(d)	2.44%	2.33%

Portfolio turnover rate(e)	22%	42%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.43		$9.40	$9.43	$9.40	$9.39

Net investment income(b)	0.12		0.23	0.14	0.12	0.05

Net realized and unrealized gain (loss)	0.03		0.01	(0.03)	0.02	—	(c)

Total from investment operations	0.15		0.24	0.11	0.14	0.05

Distributions to shareholders from net investment income	(0.12)		(0.21)	(0.14)	(0.11)	(0.04)

Net asset value, end of period	$9.46		$9.43	$9.40	$9.43	$9.40

Total Return(d)	1.55%		2.59%	1.21%	1.55%	0.58%

Net assets, end of period (in 000s)	$50,741		$49,846	$10	$10	$10

Ratio of net expenses to average net assets	0.34	%(e)	0.34%	0.34%	0.34%	0.35	%(e)

Ratio of total expenses to average net assets	0.37	%(e)	0.42%	0.35%	0.36%	0.37	%(e)

Ratio of net investment income to average net assets	2.44	%(e)	2.48%	1.53%	1.23%	0.74	%(e)

Portfolio turnover rate(f)	22%		42%	63%	89%	60%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.58		$14.39	$14.64	$15.03	$15.02	$14.67

Net investment income(a)	0.13		0.28	0.18	0.16	0.19	0.17

Net realized and unrealized gain (loss)	0.49		0.21	(0.18)	(0.29)	0.06	0.39

Total from investment operations	0.62		0.49	—	(0.13)	0.25	0.56

Distributions to shareholders from net investment income	(0.16)		(0.30)	(0.25)	(0.26)	(0.24)	(0.21)

Net asset value, end of period	$15.04		$14.58	$14.39	$14.64	$15.03	$15.02

Total return(b)	4.24%		3.46%	0.01%	(0.89)%	1.66%	3.80%

Net assets, end of period (in 000s)	$83,327		$93,352	$108,414	$134,630	$159,880	$182,381

Ratio of net expenses to average net assets	0.89	%(c)	0.91%	0.91%	0.91%	0.90%	0.91%

Ratio of total expenses to average net assets	1.09	%(c)	1.10%	1.05%	1.06%	1.05%	1.05%

Ratio of net investment income to average net assets	1.79	%(c)	1.94%	1.25%	1.08%	1.31%	1.16%

Portfolio turnover rate(d)	487%		530%	380%	441%	590%	471%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.58		$14.39	$14.64	$15.03	$15.02	$14.67

Net investment income(a)	0.08		0.17	0.07	0.05	0.08	0.06

Net realized and unrealized gain (loss)	0.48		0.21	(0.18)	(0.29)	0.06	0.38

Total from investment operations	0.56		0.38	(0.11)	(0.24)	0.14	0.44

Distributions to shareholders from net investment income	(0.10)		(0.19)	(0.14)	(0.15)	(0.13)	(0.09)

Net asset value, end of period	$15.04		$14.58	$14.39	$14.64	$15.03	$15.02

Total return(b)	3.86%		2.69%	(0.74)%	(1.63)%	0.91%	3.03%

Net assets, end of period (in 000s)	$3,556		$3,775	$5,959	$8,066	$11,743	$12,918

Ratio of net expenses to average net assets	1.64	%(c)	1.66%	1.66%	1.66%	1.66%	1.66%

Ratio of total expenses to average net assets	1.84	%(c)	1.84%	1.80%	1.81%	1.80%	1.80%

Ratio of net investment income to average net assets	1.03	%(c)	1.17%	0.50%	0.33%	0.56%	0.41%

Portfolio turnover rate(d)	487%		530%	380%	441%	590%	471%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.55		$14.37	$14.62	$15.01	$15.00	$14.64

Net investment income(a)	0.16		0.33	0.24	0.21	0.24	0.22

Net realized and unrealized gain (loss)	0.48		0.20	(0.19)	(0.29)	0.06	0.40

Total from investment operations	0.64		0.53	0.05	(0.08)	0.30	0.62

Distributions to shareholders from net investment income	(0.18)		(0.35)	(0.30)	(0.31)	(0.29)	(0.26)

Net asset value, end of period	$15.01		$14.55	$14.37	$14.62	$15.01	$15.00

Total return(b)	4.42%		3.74%	0.35%	(0.56)%	2.01%	4.23%

Net assets, end of period (in 000s)	$140,794		$130,734	$141,298	$129,442	$147,394	$186,519

Ratio of net expenses to average net assets	0.56	%(c)	0.57%	0.57%	0.57%	0.57%	0.58%

Ratio of total expenses to average net assets	0.75	%(c)	0.76%	0.71%	0.72%	0.71%	0.71%

Ratio of net investment income to average net assets	2.11	%(c)	2.29%	1.61%	1.42%	1.64%	1.50%

Portfolio turnover rate(d)	487%		530%	380%	441%	590%	471%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Service Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.54		$14.35	$14.60	$14.99	$14.98	$14.63

Net investment income(a)	0.12		0.25	0.16	0.14	0.17	0.15

Net realized and unrealized gain (loss)	0.48		0.22	(0.18)	(0.30)	0.05	0.38

Total from investment operations	0.60		0.47	(0.02)	(0.16)	0.22	0.53

Distributions to shareholders from net investment income	(0.14)		(0.28)	(0.23)	(0.23)	(0.21)	(0.18)

Net asset value, end of period	$15.00		$14.54	$14.35	$14.60	$14.99	$14.98

Total return(b)	4.16%		3.30%	(0.16)%	(1.06)%	1.50%	3.64%

Net assets, end of period (in 000s)	$35,889		$36,126	$41,463	$53,711	$54,940	$51,176

Ratio of net expenses to average net assets	1.06	%(c)	1.07%	1.07%	1.07%	1.06%	1.07%

Ratio of total expenses to average net assets	1.25	%(c)	1.26%	1.21%	1.22%	1.21%	1.21%

Ratio of net investment income to average net assets	1.61	%(c)	1.77%	1.09%	0.92%	1.15%	1.00%

Portfolio turnover rate(d)	487%		530%	380%	441%	590%	471%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.57		$14.38	$14.63	$15.02	$15.01	$14.66

Net investment income(a)	0.15		0.31	0.22	0.20	0.23	0.21

Net realized and unrealized gain (loss)	0.48		0.21	(0.18)	(0.29)	0.05	0.38

Total from investment operations	0.63		0.52	0.04	(0.09)	0.28	0.59

Distributions to shareholders from net investment income	(0.17)		(0.33)	(0.29)	(0.30)	(0.27)	(0.24)

Net asset value, end of period	$15.03		$14.57	$14.38	$14.63	$15.02	$15.01

Total return(b)	4.38%		3.72%	0.26%	(0.64)%	1.92%	4.06%

Net assets, end of period (in 000s)	$1,568		$1,458	$2,846	$4,558	$4,676	$3,875

Ratio of net expenses to average net assets	0.64	%(c)	0.66%	0.66%	0.66%	0.66%	0.66%

Ratio of total expenses to average net assets	0.84	%(c)	0.84%	0.80%	0.81%	0.80%	0.80%

Ratio of net investment income to average net assets	2.03	%(c)	2.14%	1.49%	1.33%	1.55%	1.41%

Portfolio turnover rate(d)	487%		530%	380%	441%	590%	471%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$14.55	$14.24

Net investment income(b)	0.16	0.32

Net realized and unrealized gain	0.48	0.32

Total from investment operations	0.64	0.64

Distributions to shareholders from net investment income	(0.18)	(0.33)

Net asset value, end of period	$15.01	$14.55

Total return(c)	4.43%	4.55%

Net assets, end of period (in 000s)	$13,061	$10,268

Ratio of net expenses to average net assets(d)	0.55%	0.56%

Ratio of total expenses to average net assets(d)	0.74%	0.77%

Ratio of net investment income to average net assets(d)	2.10%	2.35%

Portfolio turnover rate(e)	487%	530%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class R Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.56		$14.38	$14.62	$15.02	$15.00	$14.65

Net investment income(a)	0.11		0.24	0.15	0.12	0.16	0.13

Net realized and unrealized gain (loss)	0.49		0.20	(0.17)	(0.30)	0.06	0.39

Total from investment operations	0.60		0.44	(0.02)	(0.18)	0.22	0.52

Distributions to shareholders from net investment income	(0.14)		(0.26)	(0.22)	(0.22)	(0.20)	(0.17)

Net asset value, end of period	$15.02		$14.56	$14.38	$14.62	$15.02	$15.00

Total return(b)	4.12%		3.13%	(0.18)%	(1.14)%	1.41%	3.55%

Net assets, end of period (in 000s)	$20,214		$19,905	$21,630	$21,045	$21,688	$23,184

Ratio of net expenses to average net assets	1.14	%(c)	1.16%	1.16%	1.16%	1.15%	1.16%

Ratio of total expenses to average net assets	1.34	%(c)	1.35%	1.30%	1.31%	1.30%	1.30%

Ratio of net investment income to average net assets	1.53	%(c)	1.69%	1.02%	0.83%	1.06%	0.90%

Portfolio turnover rate(d)	487%		530%	380%	441%	590%	471%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.55		$14.37	$14.61	$15.01	$14.83

Net investment income(b)	0.16		0.33	0.24	0.20	0.16

Net realized and unrealized gain (loss)	0.48		0.20	(0.18)	(0.29)	0.21

Total from investment operations	0.64		0.53	0.06	(0.09)	0.37

Distributions to shareholders from net investment income	(0.18)		(0.35)	(0.30)	(0.31)	(0.19)

Net asset value, end of period	$15.01		$14.55	$14.37	$14.61	$15.01

Total return(c)	4.43%		3.75%	0.43%	(0.60)%	2.52%

Net assets, end of period (in 000s)	$8,817		$7,661	$19,012	$17,614	$93

Ratio of net expenses to average net assets	0.55	%(d)	0.56%	0.55%	0.55%	0.55	%(d)

Ratio of total expenses to average net assets	0.74	%(d)	0.76%	0.70%	0.69%	0.70	%(d)

Ratio of net investment income to average net assets	2.10	%(d)	2.31%	1.62%	1.35%	1.59	%(d)

Portfolio turnover rate(e)	487%		530%	380%	441%	590%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.70		$8.73	$8.72	$8.63	$8.72	$8.76

Net investment income(a)	0.10		0.18	0.10	0.07	0.02	0.01

Net realized and unrealized gain (loss)	—		(0.02)	0.01	0.08	(0.09)	(0.04)

Total from investment operations	0.10		0.16	0.11	0.15	(0.07)	(0.03)

Distributions to shareholders from net investment income	(0.10)		(0.19)	(0.10)	(0.06)	(0.02)	(0.01)

Net asset value, end of period	$8.70		$8.70	$8.73	$8.72	$8.63	$8.72

Total return(b)	1.19%		1.84%	1.32%	1.79%	(0.80)%	(0.36)%

Net assets, end of period (in 000s)	$9,610		$7,968	$9,368	$11,303	$10,680	$18,565

Ratio of net expenses to average net assets	0.60	%(c)	0.64%	0.71%	0.65%	0.70%	0.66%

Ratio of total expenses to average net assets	0.72	%(c)	0.70%	0.79%	0.89%	0.88%	0.90%

Ratio of net investment income to average net assets	2.30	%(c)	2.09%	1.18%	0.76%	0.22%	0.12%

Portfolio turnover rate(d)	4%		47%	54%	59%	71%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.70		$8.72	$8.71	$8.63	$8.72	$8.77

Net investment income(a)	0.11		0.19	0.13	0.09	0.05	0.03

Net realized and unrealized gain (loss)	—		—	0.01	0.08	(0.09)	(0.05)

Total from investment operations	0.11		0.19	0.14	0.17	(0.04)	(0.02)

Distributions to shareholders from net investment income	(0.11)		(0.21)	(0.13)	(0.09)	(0.05)	(0.03)

Net asset value, end of period	$8.70		$8.70	$8.72	$8.71	$8.63	$8.72

Total return(b)	1.31%		2.23%	1.67%	1.97%	(0.47)%	(0.19)%

Net assets, end of period (in 000s)	$72,138		$71,263	$730,204	$429,019	$360,939	$503,652

Ratio of net expenses to average net assets	0.36	%(c)	0.36%	0.36%	0.36%	0.36%	0.36%

Ratio of total expenses to average net assets	0.48	%(c)	0.41%	0.44%	0.55%	0.54%	0.56%

Ratio of net investment income to average net assets	2.56	%(c)	2.19%	1.54%	1.05%	0.56%	0.38%

Portfolio turnover rate(d)	4%		47%	54%	59%	71%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Service Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.74		$8.76	$8.76	$8.67	$8.76	$8.81

Net investment income(a)	0.09		0.16	0.08	0.05	0.01	— (b)

Net realized and unrealized gain (loss)	—		(0.01)	0.01	0.09	(0.09)	(0.05)

Total from investment operations	0.09		0.15	0.09	0.14	(0.08)	(0.05)

Distributions to shareholders from net investment income	(0.09)		(0.17)	(0.09)	(0.05)	(0.01)	— (b)

Net asset value, end of period	$8.74		$8.74	$8.76	$8.76	$8.67	$8.76

Total return(c)	1.06%		1.73%	1.05%	1.58%	(0.93)%	(0.53)%

Net assets, end of period (in 000s)	$125		$92	$113	$491	$551	$145

Ratio of net expenses to average net assets	0.86	%(d)	0.86%	0.87%	0.86%	0.84%	0.73%

Ratio of total expenses to average net assets	0.97	%(d)	0.93%	0.97%	1.05%	1.04%	1.07%

Ratio of net investment income to average net assets	2.04	%(d)	1.86%	0.95%	0.55%	0.11%	0.05%

Portfolio turnover rate(e)	4%		47%	54%	59%	71%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.68		$8.70	$8.69	$8.61	$8.70	$8.75

Net investment income(a)	0.11		0.21	0.13	0.08	0.04	0.03

Net realized and unrealized gain (loss)	—		(0.03)	0.01	0.08	(0.09)	(0.05)

Total from investment operations	0.11		0.18	0.14	0.16	(0.05)	(0.02)

Distributions to shareholders from net investment income	(0.11)		(0.20)	(0.13)	(0.08)	(0.04)	(0.03)

Net asset value, end of period	$8.68		$8.68	$8.70	$8.69	$8.61	$8.70

Total return(b)	1.26%		2.14%	1.58%	1.87%	(0.56)%	(0.28)%

Net assets, end of period (in 000s)	$12,203		$9,474	$1,292	$632	$663	$996

Ratio of net expenses to average net assets	0.45	%(c)	0.45%	0.46%	0.44%	0.45%	0.45%

Ratio of total expenses to average net assets	0.57	%(c)	0.54%	0.53%	0.62%	0.63%	0.65%

Ratio of net investment income to average net assets	2.45	%(c)	2.40%	1.47%	0.91%	0.47%	0.32%

Portfolio turnover rate(d)	4%		47%	54%	59%	71%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of Period	$8.70	$8.73

Net investment income(b)	0.11	0.20

Net realized and unrealized gain (loss)	—	(0.03)

Total from investment operations	0.11	0.17

Distributions to shareholders from net investment income	(0.11)	(0.20)

Net asset value, end of period	$8.70	$8.70

Total return(c)	1.31%	1.99%

Net assets, end of period (in 000s)	$255,966	$375,756

Ratio of net expenses to average net assets(d)	0.35%	0.35%

Ratio of total expenses to average net assets(d)	0.46%	0.43%

Ratio of net investment income to average net assets(d)	2.59%	2.48%

Portfolio turnover rate(e)	4%	47%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.70		$8.72	$8.72	$8.63	$8.69

Net investment income(b)	0.11		0.24	0.13	0.09	0.03

Net realized and unrealized gain (loss)	—		(0.05)	0.01	0.09	(0.06)

Total from investment operations	0.11		0.19	0.14	0.18	(0.03)

Distributions to shareholders from net investment income	(0.11)		(0.21)	(0.14)	(0.09)	(0.03)

Net asset value, end of period	$8.70		$8.70	$8.72	$8.72	$8.63

Total return(c)	1.31%		2.23%	1.56%	2.11%	(0.32)%

Net assets, end of period (in 000s)	$2,540		$6,565	$11	$10	$10

Ratio of net expenses to average net assets	0.36	%(d)	0.35%	0.36%	0.36%	0.36	%(d)

Ratio of total expenses to average net assets	0.47	%(d)	0.49%	0.43%	0.53%	0.53	%(d)

Ratio of net investment income to average net assets	2.63	%(d)	2.73%	1.54%	1.05%	0.55	%(d)

Portfolio turnover rate(e)	4%		47%	54%	59%	71%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.37		$10.31	$10.44	$10.44	$10.39	$10.29

Net investment income (loss)(a)	0.20		0.16	0.16	0.18	0.10	(0.05)

Net realized and unrealized gain (loss)	0.20		0.06	(0.13)	(0.04)	0.01	0.27

Total from investment operations	0.40		0.22	0.03	0.14	0.11	0.22

Distributions to shareholders from net investment income	(0.20)		(0.16)	(0.16)	(0.14)	(0.03)	(0.12)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	(0.20)		(0.16)	(0.16)	(0.14)	(0.06)	(0.12)

Net asset value, end of period	$10.57		$10.37	$10.31	$10.44	$10.44	$10.39

Total return(b)	3.89%		2.21%	0.31%	1.32%	1.09%	2.09%

Net assets, end of period (in 000s)	$53,039		$53,690	$74,814	$78,713	$39,525	$38,976

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.70%	0.69%

Ratio of total expenses to average net assets	0.75	%(c)	0.76%	0.77%	0.84%	0.89%	0.96%

Ratio of net investment income (loss) to average net assets	3.78	%(c)	1.61%	1.59%	1.69%	1.02%	(0.47)%

Portfolio turnover rate(d)	29%		160%	203%	189%	171%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.19		$10.17	$10.31	$10.32	$10.31	$10.27

Net investment income (loss)(a)	0.17		0.10	0.08	0.11	0.04	(0.10)

Net realized and unrealized gain (loss)	0.19		0.04	(0.12)	(0.05)	—	0.23

Total from investment operations	0.36		0.14	(0.04)	0.06	0.04	0.13

Distributions to shareholders from net investment income	(0.16)		(0.12)	(0.10)	(0.07)	(0.02)	(0.09)

Distributions to shareholders from return of capital	—		—	—	—	(0.01)	—

Total distributions	(0.16)		(0.12)	(0.10)	(0.07)	(0.03)	(0.09)

Net asset value, end of period	$10.39		$10.19	$10.17	$10.31	$10.32	$10.31

Total return(b)	3.52%		1.38%	(0.42)%	0.59%	0.39%	1.25%

Net assets, end of period (in 000s)	$2,886		$4,152	$6,847	$6,512	$6,420	$8,161

Ratio of net expenses to average net assets	1.43	%(c)	1.43%	1.43%	1.43%	1.45%	1.44%

Ratio of total expenses to average net assets	1.50	%(c)	1.50%	1.52%	1.60%	1.64%	1.71%

Ratio of net investment income (loss) to average net assets	3.26	%(c)	0.97%	0.82%	1.06%	0.37%	(1.00)%

Portfolio turnover rate(d)	29%		160%	203%	189%	171%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.50		$10.43	$10.56	$10.55	$10.48	$10.36

Net investment income(a)	0.22		0.21	0.20	0.22	0.09	0.03

Net realized and unrealized gain (loss)	0.21		0.05	(0.13)	(0.04)	0.06	0.22

Total from investment operations	0.43		0.26	0.07	0.18	0.15	0.25

Distributions to shareholders from net investment income	(0.22)		(0.19)	(0.20)	(0.17)	(0.05)	(0.13)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	(0.22)		(0.19)	(0.20)	(0.17)	(0.08)	(0.13)

Net asset value, end of period	$10.71		$10.50	$10.43	$10.56	$10.55	$10.48

Total return(b)	4.10%		2.55%	0.64%	1.70%	1.42%	2.40%

Net assets, end of period (in 000s)	$155,217		$174,467	$258,458	$202,452	$119,876	$72,940

Ratio of net expenses to average net assets	0.34	%(c)	0.34%	0.34%	0.34%	0.35%	0.35%

Ratio of total expenses to average net assets	0.41	%(c)	0.42%	0.43%	0.50%	0.56%	0.62%

Ratio of net investment income to average net assets	4.19	%(c)	2.02%	1.95%	2.11%	0.85%	0.29%

Portfolio turnover rate(d)	29%		160%	203%	189%	171%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.43		$10.37	$10.50	$10.49	$10.43	$10.32

Net investment income (loss)(a)	0.21		0.16	0.19	0.20	0.12	(0.04)

Net realized and unrealized gain (loss)	0.21		0.08	(0.13)	(0.03)	0.01	0.28

Total from investment operations	0.42		0.24	0.06	0.17	0.13	0.24

Distributions to shareholders from net investment income	(0.21)		(0.18)	(0.19)	(0.16)	(0.04)	(0.13)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	(0.21)		(0.18)	(0.19)	(0.16)	(0.07)	(0.13)

Net asset value, end of period	$10.64		$10.43	$10.37	$10.50	$10.49	$10.43

Total return(b)	3.99%		2.48%	0.55%	1.64%	1.29%	2.27%

Net assets, end of period (in 000s)	$19,217		$16,088	$13,079	$12,523	$2,697	$2,526

Ratio of net expenses to average net assets	0.43	%(c)	0.43%	0.43%	0.43%	0.45%	0.45%

Ratio of total expenses to average net assets	0.50	%(c)	0.51%	0.52%	0.59%	0.64%	0.71%

Ratio of net investment income to average net assets	3.95	%(c)	1.53%	1.80%	1.87%	1.18%	(0.42)%

Portfolio turnover rate(d)	29%		160%	203%	189%	171%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of Period	$10.49	$10.40

Net investment income(b)	0.22	0.09

Net realized and unrealized gain	0.21	0.19

Total from investment operations	0.43	0.28

Distributions to shareholders from net investment income	(0.22)	(0.19)

Total Distributions	(0.22)	(0.19)

Net asset value, end of period	$10.70	$10.49

Total return(c)	4.11%	2.77%

Net assets, end of period (in 000s)	$115,450	$107,844

Ratio of net expenses to average net assets(d)	0.33%	0.33%

Ratio of total expenses to average net assets(d)	0.40%	0.43%

Ratio of net investment income to average net assets(d)	4.10%	0.91%

Portfolio turnover rate(e)	29%	160%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class R Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.32		$10.28	$10.41	$10.41	$10.38	$10.30

Net investment income (loss)(a)	0.18		0.13	0.13	0.15	0.04	(0.12)

Net realized and unrealized gain (loss)	0.21		0.06	(0.12)	(0.04)	0.04	0.31

Total from investment operations	0.39		0.19	0.01	0.11	0.08	0.19

Distributions to shareholders from net investment income	(0.19)		(0.15)	(0.14)	(0.11)	(0.03)	(0.11)

Distributions to shareholders from return of capital	—		—	—	—	(0.02)	—

Total distributions	(0.19)		(0.15)	(0.14)	(0.11)	(0.05)	(0.11)

Net asset value, end of period	$10.52		$10.32	$10.28	$10.41	$10.41	$10.38

Total return(b)	3.78%		1.87%	0.09%	1.07%	0.79%	1.81%

Net assets, end of period (in 000s)	$15,009		$14,911	$18,169	$18,094	$10,128	$7,085

Ratio of net expenses to average net assets	0.93	%(c)	0.93%	0.93%	0.93%	0.95%	0.95%

Ratio of total expenses to average net assets	1.00	%(c)	1.01%	1.02%	1.09%	1.15%	1.22%

Ratio of net investment income (loss) to average net assets	3.52	%(c)	1.33%	1.29%	1.45%	0.42%	(1.19)%

Portfolio turnover rate(d)	29%		160%	203%	189%	171%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.49		$10.43	$10.55	$10.55	$10.36

Net investment income (loss)(b)	0.22		0.08	0.22	0.21	(0.03)

Net realized and unrealized gain (loss)	0.21		0.17	(0.14)	(0.04)	0.27

Total from investment operations	0.43		0.25	0.08	0.17	0.24

Distributions to shareholders from net investment income	(0.22)		(0.19)	(0.20)	(0.17)	(0.03)

Distributions to shareholders from return of capital	—		—	—	—	(0.02)

Total distributions	(0.22)		(0.19)	(0.20)	(0.17)	(0.05)

Net asset value, end of period	$10.70		$10.49	$10.43	$10.55	$10.55

Total return(c)	4.11%		2.47%	0.75%	1.62%	2.37%

Net assets, end of period (in 000s)	$42,652		$39,506	$7,103	$723	$10

Ratio of net expenses to average net assets	0.33	%(d)	0.33%	0.33%	0.32%	0.34	%(d)

Ratio of total expenses to average net assets	0.40	%(d)	0.44%	0.40%	0.47%	0.60	%(d)

Ratio of Net investment income (loss)	4.08	%(d)	0.74%	2.11%	2.00%	(0.44	)%(d)

Portfolio turnover rate(e)	29%		160%	203%	189%	171%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.77		$9.79	$9.99	$10.10	$10.12	$10.17

Net investment income(a)	0.08		0.16	0.11	0.11	0.05	0.07

Net realized and unrealized gain (loss)	0.08		0.03	(0.13)	(0.06)	(0.01)	(0.04)

Total from investment operations	0.16		0.19	(0.02)	0.05	0.04	0.03

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.18)	(0.16)	(0.06)	(0.08)

Net asset value, end of period	$9.83		$9.77	$9.79	$9.99	$10.10	$10.12

Total return(b)	1.65%		1.97%	(0.22)%	0.46%	0.44%	0.33%

Net assets, end of period (in 000s)	$73,266		$82,090	$86,239	$138,612	$173,879	$220,814

Ratio of net expenses to average net assets	0.82	%(c)	0.82%	0.82%	0.82%	0.81%	0.82%

Ratio of total expenses to average net assets	0.90	%(c)	0.90%	0.89%	0.92%	0.91%	0.91%

Ratio of net investment income to average net assets	1.70	%(c)	1.68%	1.15%	1.08%	0.52%	0.67%

Portfolio turnover rate(d)	180%		247%	87%	173%	227%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.70		$9.73	$9.92	$10.03	$10.06	$10.11

Net investment income(a)	0.06		0.12	0.07	0.07	0.02	0.03

Net realized and unrealized gain (loss)	0.09		0.02	(0.12)	(0.06)	(0.02)	(0.04)

Total from investment operations	0.15		0.14	(0.05)	0.01	— (b)	(0.01)

Distributions to shareholders from net investment income	(0.08)		(0.17)	(0.14)	(0.12)	(0.03)	(0.04)

Net asset value, end of period	$9.77		$9.70	$9.73	$9.92	$10.03	$10.06

Total return(c)	1.56%		1.46%	(0.53)%	0.06%	(0.02)%	(0.07)%

Net assets, end of period (in 000s)	$12,670		$15,493	$19,799	$28,292	$33,934	$36,722

Ratio of net expenses to average net assets	1.22	%(d)	1.22%	1.22%	1.22%	1.17%	1.22%

Ratio of total expenses to average net assets	1.65	%(d)	1.65%	1.64%	1.67%	1.66%	1.67%

Ratio of net investment income to average net assets	1.30	%(d)	1.27%	0.72%	0.68%	0.17%	0.27%

Portfolio turnover rate(e)	180%		247%	87%	173%	227%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.74		$9.76	$9.96	$10.07	$10.09	$10.14

Net investment income(a)	0.10		0.19	0.14	0.14	0.09	0.10

Net realized and unrealized gain (loss)	0.08		0.03	(0.13)	(0.06)	(0.01)	(0.03)

Total from investment operations	0.18		0.22	0.01	0.08	0.08	0.07

Distributions to shareholders from net investment income	(0.12)		(0.24)	(0.21)	(0.19)	(0.10)	(0.12)

Net asset value, end of period	$9.80		$9.74	$9.76	$9.96	$10.07	$10.09

Total return(b)	1.83%		2.32%	0.11%	0.80%	0.78%	0.67%

Net assets, end of period (in 000s)	$374,589		$379,887	$837,920	$1,045,066	$1,089,297	$1,003,694

Ratio of net expenses to average net assets	0.48	%(c)	0.48%	0.48%	0.47%	0.47%	0.48%

Ratio of total expenses to average net assets	0.56	%(c)	0.56%	0.55%	0.58%	0.57%	0.57%

Ratio of net investment income to average net assets	2.03	%(c)	1.95%	1.46%	1.42%	0.86%	1.00%

Portfolio turnover rate(d)	180%		247%	87%	173%	227%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Service Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.73		$9.75	$9.94	$10.05	$10.08	$10.13

Net investment income(a)	0.07		0.15	0.09	0.09	0.04	0.05

Net realized and unrealized gain (loss)	0.08		0.02	(0.12)	(0.06)	(0.02)	(0.03)

Total from investment operations	0.15		0.17	(0.03)	0.03	0.02	0.02

Distributions to shareholders from net investment income	(0.09)		(0.19)	(0.16)	(0.14)	(0.05)	(0.07)

Net asset value, end of period	$9.79		$9.73	$9.75	$9.94	$10.05	$10.08

Total return(b)	1.68%		1.70%	(0.29)%	0.30%	0.18%	0.17%

Net assets, end of period (in 000s)	$17,504		$18,120	$19,954	$26,697	$30,608	$33,015

Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.97%	0.97%	0.98%

Ratio of total expenses to average net assets	1.06	%(c)	1.06%	1.05%	1.08%	1.07%	1.08%

Ratio of net investment income to average net assets	1.53	%(c)	1.52%	0.95%	0.93%	0.37%	0.51%

Portfolio turnover rate(d)	180%		247%	87%	173%	227%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.78		$9.80	$9.99	$10.10	$10.13	$10.18

Net investment income(a)	0.10		0.19	0.13	0.14	0.08	0.09

Net realized and unrealized gain (loss)	0.07		0.02	(0.12)	(0.07)	(0.02)	(0.03)

Total from investment operations	0.17		0.21	0.01	0.07	0.06	0.06

Distributions to shareholders from net investment income	(0.11)		(0.23)	(0.20)	(0.18)	(0.09)	(0.11)

Net asset value, end of period	$9.84		$9.78	$9.80	$9.99	$10.10	$10.13

Total return(b)	1.78%		2.23%	0.13%	0.72%	0.59%	0.58%

Net assets, end of period (in 000s)	$34,392		$29,461	$24,676	$24,378	$17,850	$13,505

Ratio of net expenses to average net assets	0.57	%(c)	0.57%	0.57%	0.56%	0.56%	0.57%

Ratio of total expenses to average net assets	0.65	%(c)	0.65%	0.64%	0.67%	0.66%	0.66%

Ratio of net investment income to average net assets	1.96	%(c)	1.94%	1.35%	1.36%	0.77%	0.91%

Portfolio turnover rate(d)	180%		247%	87%	173%	227%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31 2019(a)
Per Share Data

Net asset value, beginning of Period	$9.73	$9.73

Net investment income(b)	0.10	0.20

Net realized and unrealized gain	0.08	0.03

Total from investment operations	0.18	0.23

Distributions to shareholders from net investment income	(0.12)	(0.23)

Net asset value, end of period	$9.79	$9.73

Total return(c)	1.83%	2.39%

Net assets, end of period (in 000s)	$403,001	$474,894

Ratio of net expenses to average net assets(d)	0.47%	0.47%

Ratio of total expenses to average net assets(d)	0.55%	0.56%

Ratio of net investment income to average net assets(d)	2.06%	2.15%

Portfolio turnover rate(e)	180%	247%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.74		$9.76	$9.96	$10.07	$10.09

Net investment income(b)	0.10		0.20	0.17	0.14	0.06

Net realized and unrealized gain (loss)	0.08		0.02	(0.16)	(0.06)	(0.02)

Total from investment operations	0.18		0.22	0.01	0.08	0.04

Distributions to shareholders from net investment income	(0.12)		(0.24)	(0.21)	(0.19)	(0.06)

Net asset value, end of period	$9.80		$9.74	$9.76	$9.96	$10.07

Total return(c)	1.83%		2.33%	0.12%	0.82%	0.42%

Net assets, end of period (in 000s)	$6,625		$5,436	$2,038	$73,716	$73,976

Ratio of net expenses to average net assets	0.47	%(d)	0.47%	0.46%	0.45%	0.45	%(d)

Ratio of total expenses to average net assets	0.55	%(d)	0.56%	0.54%	0.56%	0.55	%(d)

Ratio of net investment income to average net assets	2.02	%(d)	2.10%	1.69%	1.44%	0.84	%(d)

Portfolio turnover rate(e)	180%		247%	87%	173%	227%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.80		$9.75	$9.96	$9.96	$10.10	$10.17

Net investment income (loss)(a)	0.12		0.23	0.17	0.16	0.16	0.10

Net realized and unrealized gain (loss)	0.18		0.06	(0.19)	0.02	(0.10)	(0.04)

Total from investment operations	0.30		0.29	(0.02)	0.18	0.06	0.06

Distributions to shareholders from net investment income	(0.13)		(0.22)	(0.16)	(0.18)	(0.20)	(0.13)

Distributions to shareholders from return of capital	—		(0.02)	(0.03)	—	—	—

Total distributions	(0.13)		(0.24)	(0.19)	(0.18)	(0.20)	(0.13)

Net asset value, end of period	$9.97		$9.80	$9.75	$9.96	$9.96	$10.10

Total return(b)	3.06%		3.01%	(0.19)%	1.86%	0.62%	0.60%

Net assets, end of period (in 000s)	$8,061		$11,070	$5,734	$9,259	$7,001	$3,986

Ratio of net expenses to average net assets	0.79	%(c)	0.79%	0.79%	0.79%	0.80%	0.79%

Ratio of total expenses to average net assets	0.87	%(c)	0.93%	0.87%	0.90%	0.94%	0.99%

Ratio of net investment income to average net assets	2.46	%(c)	2.35%	1.75%	1.56%	1.57%	0.95%

Portfolio turnover rate(d)	85%		99%	106%	165%	161%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.81		$9.76	$9.96	$9.96	$10.10	$10.17

Net investment income(a)	0.10		0.19	0.14	0.12	0.12	0.06

Net realized and unrealized gain (loss)	0.18		0.06	(0.19)	0.03	(0.10)	(0.04)

Total from investment operations	0.28		0.25	(0.05)	0.15	0.02	0.02

Distributions to shareholders from net investment income	(0.11)		(0.18)	(0.13)	(0.15)	(0.16)	(0.09)

Distributions to shareholders from return of capital	—		(0.02)	(0.02)	—	—	—

Total distributions	(0.11)		(0.20)	(0.15)	(0.15)	(0.16)	(0.09)

Net asset value, end of period	$9.98		$9.81	$9.76	$9.96	$9.96	$10.10

Total return(b)	2.86%		2.61%	(0.48)%	1.46%	0.22%	0.21%

Net assets, end of period (in 000s)	$1,592		$1,689	$1,077	$954	$886	$864

Ratio of net expenses to average net assets	1.19	%(c)	1.19%	1.19%	1.19%	1.20%	1.18%

Ratio of total expenses to average net assets	1.62	%(c)	1.69%	1.63%	1.66%	1.69%	1.74%

Ratio of net investment income to average net assets	2.06	%(c)	1.97%	1.39%	1.16%	1.17%	0.57%

Portfolio turnover rate(d)	85%		99%	106%	165%	161%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.82		$9.77	$9.98	$9.98	$10.11	$10.18

Net investment income(a)	0.14		0.25	0.21	0.19	0.19	0.13

Net realized and unrealized gain (loss)	0.19		0.07	(0.19)	0.03	(0.08)	(0.03)

Total from investment operations	0.33		0.32	0.02	0.22	0.11	0.10

Distributions to shareholders from net investment income	(0.15)		(0.24)	(0.20)	(0.22)	(0.24)	(0.17)

Distributions to shareholders from return of capital	—		(0.03)	(0.03)	—	—	—

Total distributions	(0.15)		(0.27)	(0.23)	(0.22)	(0.24)	(0.17)

Net asset value, end of period	$10.00		$9.82	$9.77	$9.98	$9.98	$10.11

Total return(b)	3.34%		3.36%	0.16%	2.21%	1.07%	0.94%

Net assets, end of period (in 000s)	$46,348		$46,680	$575,452	$560,818	$390,351	$289,892

Ratio of net expenses to average net assets	0.45	%(c)	0.46%	0.45%	0.45%	0.45%	0.45%

Ratio of total expenses to average net assets	0.53	%(c)	0.55%	0.53%	0.56%	0.60%	0.64%

Ratio of net investment income to average net assets	2.77	%(c)	2.58%	2.12%	1.90%	1.91%	1.29%

Portfolio turnover rate(d)	85%		99%	106%	165%	161%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.82		$9.77	$9.98	$9.97	$10.11	$10.18

Net investment income(a)	0.13		0.25	0.20	0.18	0.18	0.13

Net realized and unrealized gain (loss)	0.18		0.06	(0.19)	0.04	(0.09)	(0.04)

Total from investment operations	0.31		0.31	0.01	0.22	0.09	0.09

Distributions to shareholders from net investment income	(0.14)		(0.24)	(0.19)	(0.21)	(0.23)	(0.16)

Distributions to shareholders from return of capital	—		(0.02)	(0.03)	—	—	—

Total distributions	(0.14)		(0.26)	(0.22)	(0.21)	(0.23)	(0.16)

Net asset value, end of period	$9.99		$9.82	$9.77	$9.98	$9.97	$10.11

Total return(b)	3.19%		3.27%	0.06%	2.22%	0.87%	0.85%

Net assets, end of period (in 000s)	$23,973		$1,584	$2,094	$1,457	$363	$289

Ratio of net expenses to average net assets	0.54	%(c)	0.54%	0.54%	0.54%	0.54%	0.55%

Ratio of total expenses to average net assets	0.61	%(c)	0.68%	0.62%	0.65%	0.69%	0.74%

Ratio of net investment income to average net assets	2.64	%(c)	2.57%	2.03%	1.84%	1.81%	1.25%

Portfolio turnover rate(d)	85%		99%	106%	165%	161%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.82	$9.74

Net investment income(b)	0.14	0.25

Net realized and unrealized gain	0.18	0.09

Total from investment operations	0.32	0.34

Distributions to shareholders from net investment income	(0.15)	(0.24)

Distributions to shareholders from return of capital	—	(0.02)

Total distributions	(0.15)	(0.26)

Net asset value, end of period	$9.99	$9.82

Total return(c)	3.24%	3.51%

Net assets, end of period (in 000s)	$673,506	$635,440

Ratio of net expenses to average net assets(d)	0.44%	0.44%

Ratio of total expenses to average net assets(d)	0.52%	0.60%

Ratio of net investment income to average net assets(d)	2.81%	2.72%

Portfolio turnover rate(e)	85%	99%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class R Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.82		$9.77	$9.98	$9.98	$10.11	$10.18

Net investment income(a)	0.11		0.20	0.16	0.13	0.13	0.08

Net realized and unrealized gain (loss)	0.18		0.06	(0.20)	0.03	(0.08)	(0.04)

Total from investment operations	0.29		0.26	(0.04)	0.16	0.05	0.04

Distributions to shareholders from net investment income	(0.12)		(0.19)	(0.15)	(0.16)	(0.18)	(0.11)

Distributions to shareholders from return of capital	—		(0.02)	(0.02)	—	—	—

Total distributions	(0.12)		(0.21)	(0.17)	(0.16)	(0.18)	(0.11)

Net asset value, end of period	$9.99		$9.82	$9.77	$9.98	$9.98	$10.11

Total return(b)	2.93%		2.76%	(0.43)%	1.62%	0.46%	0.37%

Net assets, end of period (in 000s)	$134		$122	$95	$32	$25	$10

Ratio of net expenses to average net assets	1.04	%(c)	1.04%	1.04%	1.04%	1.04%	1.01%

Ratio of total expenses to average net assets	1.12	%(c)	1.18%	1.12%	1.14%	1.19%	1.22%

Ratio of net investment income to average net assets	2.21	%(c)	2.08%	1.57%	1.32%	1.33%	0.76%

Portfolio turnover rate(d)	85%		99%	106%	165%	161%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.82		$9.77	$9.98	$9.97	$10.07

Net investment income(b)	0.14		0.27	0.21	0.19	0.13

Net realized and unrealized gain (loss)	0.18		0.05	(0.20)	0.04	(0.07)

Total from investment operations	0.32		0.32	0.01	0.23	0.06

Distributions to shareholders from net investment income	(0.15)		(0.24)	(0.19)	(0.22)	(0.16)

Distributions to shareholders from return of capital	—		(0.03)	(0.03)	—	—

Total distributions	(0.15)		(0.27)	(0.22)	(0.22)	(0.16)

Net asset value, end of period	$9.99		$9.82	$9.77	$9.98	$9.97

Total return(c)	3.24%		3.36%	0.13%	2.30%	0.65%

Net assets, end of period (in 000s)	$1,312		$1,252	$10	$10	$10

Ratio of net expenses to average net assets	0.44	%(d)	0.45%	0.45%	0.45%	0.48	%(d)

Ratio of total expenses to average net assets	0.52	%(d)	0.67%	0.55%	0.59%	0.63	%(d)

Ratio of net investment income to average net assets	2.81	%(d)	2.77%	2.12%	1.91%	1.90	%(d)

Portfolio turnover rate(e)	85%		99%	106%	165%	161%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2017(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.03		$10.01	$10.02	$10.01

Net investment income (loss)(b)	0.12		0.25	0.14	0.03

Net realized and unrealized gain (loss)	0.02		(0.01)	(0.04)	0.01

Total from investment operations	0.14		0.24	0.10	0.04

Distributions to shareholders from net investment income	(0.12)		(0.22)	(0.11)	(0.03)

Distributions to shareholders from net realized gains	—		— (c)	— (c)	—	(c)

Total distributions	(0.12)		(0.22)	(0.11)	(0.03)

Net asset value, end of period	$10.05		$10.03	$10.01	$10.02

Total return(d)	1.41%		2.41%	1.04%	0.42%

Net assets, end of period (in 000s)	$22,111		$50,982	$817	$25

Ratio of net expenses to average net assets	0.46	%(e)	0.46%	0.57%	0.51	%(e)

Ratio of total expenses to average net assets	0.56	%(e)	0.61%	0.63%	1.33	%(e)

Ratio of net investment income to average net assets	2.40	%(e)	2.46%	1.42%	0.75	%(e)

Portfolio turnover rate(f)	42%		89%	67%	46%

(a)	Commenced operations on October 31, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.04		$10.01	$10.02	$10.00	$10.00	$10.00

Net investment income(a)	0.13		0.25	0.15	0.11	0.06	0.03

Net realized and unrealized gain (loss)	0.01		0.03	(0.01)	0.01	— (b)	0.01

Total from investment operations	0.14		0.28	0.14	0.12	0.06	0.04

Distributions to shareholders from net investment income	(0.13)		(0.25)	(0.15)	(0.10)	(0.06)	(0.04)

Distributions to shareholders from net realized gains	—		— (c)	— (c)	— (c)	— (c)	—

Total distributions	(0.13)		(0.25)	(0.15)	(0.10)	(0.06)	(0.04)

Net asset value, end of period	$10.05		$10.04	$10.01	$10.02	$10.00	$10.00

Total return(d)	1.43%		2.82%	1.40%	1.22%	0.61%	0.36%

Net assets, end of period (in 000s)	$1,512,278		$840,036	$1,421,091	$265,690	$15,082	$100,009

Ratio of net expenses to average net assets	0.22	%(e)	0.20%	0.19%	0.15%	0.19%	0.19%

Ratio of total expenses to average net assets	0.31	%(e)	0.32%	0.33%	1.20%	2.10%	4.62%

Ratio of net investment income to average net assets	2.61	%(e)	2.45%	1.54%	1.08%	0.63%	0.35%

Portfolio turnover rate(f)	42%		89%	67%	46%	39%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Administration Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.03		$10.02	$10.02	$10.00	$10.00	$10.00

Net investment income(a)	0.12		0.22	0.13	0.06	0.04	0.01

Net realized and unrealized gain (loss)	0.02		0.01	(0.01)	0.04	— (b)	— (b)

Total from investment operations	0.14		0.23	0.12	0.10	0.04	0.01

Distributions to shareholders from net investment income	(0.12)		(0.22)	(0.12)	(0.08)	(0.04)	(0.01)

Distributions to shareholders from net realized gains	—		— (c)	— (c)	— (c)	— (c)	—

Total distributions	(0.12)		(0.22)	(0.12)	(0.08)	(0.04)	(0.01)

Net asset value, end of period	$10.05		$10.03	$10.02	$10.02	$10.00	$10.00

Total return(d)	1.31%		2.46%	1.24%	0.97%	0.37%	0.10%

Net assets, end of period (in 000s)	$968		$937	$1,032	$132	$25	$25

Ratio of net expenses to average net assets	0.47	%(e)	0.45%	0.43%	0.41%	0.43%	0.42%

Ratio of total expenses to average net assets	0.56	%(e)	0.57%	0.59%	1.49%	2.44%	4.87%

Ratio of net investment income to average net assets	2.35	%(e)	2.20%	1.25%	0.60%	0.35%	0.12%

Portfolio turnover rate(f)	42%		89%	67%	46%	39%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Preferred Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2017(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.03		$10.02	$10.02	$10.01

Net investment income(b)	0.13		0.24	0.14	0.04

Net realized and unrealized gain	0.02		0.01	— (c)	0.01

Total from investment operations	0.15		0.25	0.14	0.05

Distributions to shareholders from net investment income	(0.13)		(0.24)	(0.14)	(0.04)

Distributions to shareholders from net realized gains	—		— (d)	— (d)	—	(d)

Total distributions	(0.13)		(0.24)	(0.14)	(0.04)

Net asset value, end of period	$10.05		$10.03	$10.02	$10.02

Total return(e)	1.49%		2.52%	1.40%	0.52%

Net assets, end of period (in 000s)	$27		$26	$25	$25

Ratio of net expenses to average net assets	0.32	%(f)	0.30%	0.28%	0.27	%(f)

Ratio of total expenses to average net assets	0.40	%(f)	0.41%	0.44%	1.11	%(f)

Ratio of net investment income to average net assets	2.55	%(f)	2.38%	1.38%	0.95	%(f)

Portfolio turnover rate(g)	42%		89%	67%	46%

(a)	Commenced operations on October 31, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Rounds to less than $0.01 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$10.04	$10.03

Net investment income(b)	0.12	0.16

Net realized and unrealized gain	0.02	0.01

Total from investment operations	0.14	0.17

Distributions to shareholders from net investment income	(0.13)	(0.16)

Distributions to shareholders from net realized gains	—	— (c)

Total distributions	(0.13)	(0.16)

Net asset value, end of period	$10.05	$10.04

Total return(d)	1.39%	1.68%

Net assets, end of period (in 000s)	$92,057	$6,254

Ratio of net expenses to average net assets(e)	0.31%	0.30%

Ratio of total expenses to average net assets(e)	0.40%	0.41%

Ratio of net investment income to average net assets(e)	2.45%	2.58%

Portfolio turnover rate(f)	42%	89%

(a)	Commenced operations on August 14, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of Period	$10.03	$10.02

Net investment income(b)	0.13	0.25

Net realized and unrealized gain	0.01	—

Total from investment operations	0.14	0.25

Distributions to shareholders from net investment income	(0.13)	(0.24)

Distributions to shareholders from net realized gains	—	— (c)

Total Distributions	(0.13)	(0.24)

Net asset value, end of period	$10.04	$10.03

Total return(d)	1.44%	2.48%

Net assets, end of period (in 000s)	$1,777,467	$2,048,977

Ratio of net expenses to average net assets(e)	0.21%	0.20%

Ratio of total expenses to average net assets(e)	0.30%	0.32%

Ratio of net investment income to average net assets(e)	2.66%	2.62%

Portfolio turnover rate(f)	42%	89%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Period Ended March 31, 2018(a)
Per Share Data

Net asset value, beginning of Period	$10.04		$10.02	$10.02

Net investment income(b)	0.13		0.27	0.05

Net realized and unrealized gain	0.02		—	—

Total from investment operations	0.15		0.27	0.05

Distributions to shareholders from net investment income	(0.13)		(0.25)	(0.05)

Distributions to shareholders from net realized gains	—		— (c)	—	(c)

Total Distributions	(0.13)		(0.25)	(0.05)

Net asset value, end of period	$10.06		$10.04	$10.02

Total Return(d)	1.54%		2.82%	0.43%

Net assets, end of period (in 000s)	$971,216		$420,023	$10

Ratio of net expenses to average net assets	0.21	%(e)	0.20%	0.24	%(e)

Ratio of total expenses to average net assets	0.30	%(e)	0.32%	0.35	%(e)

Ratio of net investment income to average net assets	2.59	%(e)	2.66%	1.64	%(e)

Portfolio turnover rate(f)	42%		89%	67%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Enhanced Income	A, Institutional, Administration, Investor, P and R6	Diversified
Government Income	A, C, Institutional, Service, Investor, P, R and R6	Diversified
High Quality Floating Rate	A, Institutional, Service, Investor, P and R6	Diversified
Inflation Protected Securities	A, C, Institutional, Investor, P, R and R6	Diversified
Short Duration Government	A, C, Institutional, Service, Investor, P and R6	Diversified
Short Duration Income	A, C, Institutional, Investor, P, R and R6	Diversified
Short-Term Conservative Income	A, Institutional, Administration, Preferred, Investor, P and R6	Diversified

Class A Shares of the Government Income, Inflation Protected Securities, Short Duration Government and Short Duration Income Funds are sold with a front-end sales charge of up to 3.75%, 3.75%, 1.50% and 1.50%, respectively. Class C Shares are generally sold with a contingent deferred sales charge (“CDSC”) of 1.00% (0.65% for Short Duration Government and Short Duration Income Funds), which is imposed on redemptions made within 12 months of purchase. Institutional, Administration, Preferred, Service, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds’ as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront

122

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting interest rate swaps whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends		Capital Gains Distributions
Fund	Declared	Paid	Declared and Paid
Enhanced Income	Daily	Monthly	Annually
Government Income	Daily	Monthly	Annually
High Quality Floating Rate	Daily	Monthly	Annually
Inflation Protected Securities	Quarterly	Quarterly	Annually
Short Duration Government	Daily	Monthly	Annually
Short Duration Income	Daily	Monthly	Annually
Short-Term Conservative Income	Daily	Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

123

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund and Financial Square Money Market Fund (“Underlying Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Funds’ accounting policies and investment holdings, please see the Underlying Funds’ shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii.  Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real

124

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vii.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$295,533,877	$—

Mortgage-Backed Obligations	—	20,000,000	—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	39,423,837	9,379,696	—

Asset-Backed Securities	—	81,230,419	—

Municipal Debt Obligation	—	413,976	—

Investment Company	11,357,474	—	—

Short-term Investments	—	52,127,592	—

Total	$50,781,311	$458,685,560	$—

Derivative Type

Assets(a)

Futures Contracts	$388,869	$—	$—

Liabilities(a)

Futures Contracts	$(1,188,528)	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$194,667,616	$—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	144,567,369	40,277,593	—

Asset-Backed Securities	—	20,798,891	—

Municipal Debt Obligations	—	5,625,664	—

Investment Company	1,869,631	—	—

Short-term Investments	—	1,145,099	—

Total	$146,437,000	$262,514,863	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(14,828,882)	$—

Total	$—	$(14,828,882)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GOVERNMENT INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Futures Contracts	$422,945	$—	$—

Interest Rate Swap Contracts	—	144,290	—

Total	$422,945	$144,290	$—

Liabilities(a)

Futures Contracts	$(15,042)	$—	$—

Interest Rate Swap Contracts	—	(241,840)	—

Total	$(15,042)	$(241,840)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$16,480,147	$—

Mortgage-Backed Obligations	—	120,304,874	—

U.S. Government Agencies	—	7,184,448	—

Asset-Backed Securities	—	184,173,125	—

Municipal Debt Obligations	—	11,861,960	—

Short-term Investments	—	4,042,968	—

Total	$—	$344,047,522	$—

Derivative Type

Assets(a)

Futures Contracts	$169,040	$—	$—

Interest Rate Swap Contracts	—	159,080	—

Total	$169,040	$159,080	$—

Liabilities(a)

Futures Contracts	$(141,260)	$—	$—

Interest Rate Swap Contracts	—	(262,253)	—

Total	$(141,260)	$(262,253)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$386,954,837	$—	$—

Investment Company	7,329,004	—	—

Total	$394,283,841	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INFLATION PROTECTED SECURITIES (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Futures Contracts(a)	$409,834	$—	$—

Interest Rate Swap Contracts(a)	—	901,004	—

Options Purchased	—	50,239	—

Total	$409,834	$951,243	$—

Liabilities

Futures Contracts(a)	$(614,189)	$—	$—

Interest Rate Swap Contracts(a)	—	(1,972,647)	—

Written option contracts	—	(25,253)	—

Total	$(614,189)	$(1,997,900)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$501,344,555	$—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	421,896,842	75,617,461	—

Asset-Backed Securities	—	1,103,474	—

Total	$421,896,842	$578,065,490	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(75,608,439)	$—

Total	$—	$(75,608,439)	$—

Derivative Type

Assets(a)

Futures Contracts	$2,407,622	$—	$—

Interest Rate Swap Contracts	—	627,264	—

Total	$2,407,622	$627,264	$—

Liabilities(a)

Futures Contracts	$(1,345,869)	$—	$—

Interest Rate Swap Contracts	—	(1,060,391)	—

Total	$(1,345,869)	$(1,060,391)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$518,577,505	$—

Mortgage-Backed Obligations	—	121,113,973	—

Asset-Backed Securities	—	63,209,982	—

Foreign Debt Obligations	—	16,462,956	—

Municipal Debt Obligations	—	24,995,275	—

U.S. Treasury Obligations	934,867	—	—

Investment Company	3,292,037	—	—

Total	$4,226,904	$744,359,691	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(10,716,406)	$—

Total	$—	$(10,716,406)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$946,136	$—

Futures Contracts(a)	411,980	—	—

Interest Rate Swap Contracts(a)	—	2,565,000	—

Credit Default Swap Contracts(a)	—	169,974	—

Options Purchased	—	196,271	—

Total	$411,980	$3,877,381	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,329,458)	$—

Futures Contracts(a)	(1,262,249)	—	—

Interest Rate Swap Contracts(a)	—	(1,239,521)	—

Credit Default Swap Contracts(a)	—	(91,501)	—

Written option contracts	—	(679,740)	—

Total	$(1,262,249)	$(3,340,220)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$2,173,697,578	$—

Investment Companies	540,718,594	—	—

Short-term Investments	—	1,671,221,770	—

Total	$540,718,594	$3,844,919,348	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2019. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

ENHANCED INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$388,869	(a)	Variation margin on futures contracts	$(1,188,528)	(a)

GOVERNMENT INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$567,235	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(256,882)	(a)

HIGH QUALITY FLOATING RATE
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	$328,120	(a)	Variation margin on swap contracts; Variation margin on futures contracts	$(403,513)	(a)

INFLATION PROTECTED SECURITIES
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts; Purchased options, at value	$1,361,077	(a)	Variation margin on swap contracts; Variation margin on futures contracts	$(2,612,089)	(a)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

SHORT DURATION GOVERNMENT
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	$3,034,886	(a)	Variation margin on swap contracts; Variation margin on futures contracts	$(2,406,260)	(a)

SHORT DURATION INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$3,173,251	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(3,181,510)	(a)
Credit	Variation margin on swap contracts	169,974	(a)	Variation margin on swap contracts	(91,501)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	946,136		Payable for unrealized loss on forward foreign currency exchange contracts.	(1,329,458)
Total		$4,289,361			$(4,602,469)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

ENHANCED INCOME
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts /Net change in unrealized gain (loss) on futures contracts	$(1,209,717)	$(485,929)	1,098

GOVERNMENT INCOME
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options, futures contracts and swap contracts /Net change in unrealized gain (loss) on purchased options, futures contracts and swap contracts	$(723,267)	$357,351	705

HIGH QUALITY FLOATING RATE
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) futures contracts and swap contracts	$57,596	$(291,745)	318

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2019.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

INFLATION PROTECTED SECURITIES
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts, swap contracts and purchased options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	$(347,003)	$(822,750)	1,226

SHORT DURATION GOVERNMENT
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$(7,804,340)	$1,476,538	5,390

SHORT DURATION INCOME
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) swap contracts /Net change in unrealized gain (loss) on purchased options, futures contracts, swap contracts and written options	$(5,946,639)	$(1,383,704)	2,740
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	311,316	(88,261)	6
Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(549,540)	(502,665)	435
Total		$(5,153,088)	$(1,974,630)	3,181

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2019.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2019, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Enhanced Income	0.25%	0.23%	0.22%	0.22%	0.22%	0.25%	0.24%
Government Income	0.53	0.48	0.45	0.44	0.44	0.53	0.51
High Quality Floating Rate	0.31	0.28	0.27	0.26	0.25	0.31	0.31
Inflation Protected Securities	0.26	0.23	0.22	0.22	0.21	0.26	0.26
Short Duration Government	0.44	0.40	0.38	0.37	0.36	0.44	0.44
Short Duration Income	0.40	0.36	0.34	0.33	0.32	0.40	0.40
Short-Term Conservative Income	0.25	0.25	0.25	0.25	0.25	0.25	0.18	*

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2020. In addition, from the beginning of the reporting period through April 20, 2019, the Investment Adviser had waived a greater portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Fund’s average daily net assets.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and Goldman Sachs Financial Square Money Market Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest. For the six months ended September 30, 2019, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Enhanced Income	$15,215
Government Income	26,640
Inflation Protected Securities	6,044
Short Duration Government	3,436
Short Duration Income	10,274
Short-Term Conservative Income	401,132

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Goldman Sachs has agreed to waive a portion of the distribution (12b-1) and service fees applicable to the Short Duration Government Fund’s and Short Duration Income Fund’s Class C Shares in an amount equal to 0.35% of the average daily net assets attributable to Class C Shares of the respective Funds. These arrangements will remain in place through at least July 29, 2020, and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in these arrangements.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2019, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A
Government Income	$992
Inflation Protected Securities	99
Short Duration Government	1,405
Short Duration Income	125

D.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans to allow Administration, Preferred, Class C and Service Shares, as applicable, to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Administration, Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25%, 0.10%, 0.25% and 0.25% of the average daily net assets attributable to Administration, Preferred, Class C and Service Shares of the Funds, as applicable.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.13% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional, Service, Administration and Preferred Shares.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Effective July 30, 2019, Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Government Income Fund through at least July 29, 2020, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

In addition, from the beginning of the reporting period through April 20, 2019, Goldman Sachs had waived a portion of its transfer agency fee equal to 0.02% as an annual percentage rate of the average daily net assets attributable to Class P Shares of the Short-Term Conservative Income Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Enhanced Income, Government Income, High Quality Floating Rate, Inflation Protected Securities, Short Duration Government, Short Duration Income and Short-Term Conservative Income Funds are 0.064%, 0.004%, 0.014%, 0.044%, 0.004%, 0.014% and 0.004%, respectively. These Other Expense limitations will remain in place through at least July 29, 2020 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Class C Distribution and Service Fees	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Enhanced Income	$15,215	$—	$78	$76,578	$91,871
Government Income	26,640	—	5,800	271,673	304,113
High Quality Floating Rate	—	—	42	221,482	221,524
Inflation Protected Securities	6,044	—	272	122,341	128,657
Short Duration Government	3,436	24,325	405	356,687	384,853
Short Duration Income	10,274	2,821	54	289,126	302,275
Short-Term Conservative Income	1,288,426	—	40	362,197	1,650,663

G.  Line of Credit Facility — As of September 30, 2019, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2019, the Funds did not have any borrowings under the facility. Prior to April 30, 2019 the facility was $770,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2019, Goldman Sachs earned $8,402, $4,294, $16,318, $64,479 and $42,815 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Income, High Quality Floating Rate, Inflation Protected Securities, Short Duration Government and Short Duration Income Funds, respectively.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of September 30, 2019, the Goldman Sachs Collective Trust Tactical Exposure Fund was the beneficial owner of 6.36% of the Short-Term Conservative Income Fund.

As of September 30, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding Class R and Preferred Shares of the following Funds:

Fund	Class R	Preferred
Short Duration Income	8%	—%
Short-Term Conservative Income	—	100

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares and Goldman Sachs Financial Square Money Market Fund — Institutional Shares for the six months ended September 30, 2019:

Fund	Underlying Funds	Beginning value as of March 31, 2019	Purchases at Cost	Proceeds from Sales	Change In Unrealized Gain (loss)	Ending value as of September 30, 2019	Shares as of September 30, 2019	Dividend Income
Enhanced Income	Goldman Sachs Financial Square Money Market Fund — Institutional Shares	$11,219,474	$144,291,703	$(144,154,821)	$1,118	$11,357,474	11,351,798	$226,158
Government Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	25,252,182	148,882,466	(172,265,017)	—	1,869,631	1,869,631	367,920
Inflation Protected Securities	Goldman Sachs Financial Square Government Fund — Institutional Shares	14,311,970	73,541,829	(80,524,795)	—	7,329,004	7,329,004	85,264
Short Duration Government	Goldman Sachs Financial Square Government Fund — Institutional Shares	2,624,284	200,358,866	(202,983,150)	—	—	—	49,447
Short Duration Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	4,587,467	260,923,960	(262,219,390)	—	3,292,037	3,292,037	131,082
Short-Term Conservative Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	73,103,526	2,677,166,075	(2,600,165,744)	—	150,103,857	150,103,857	1,942,915
	Goldman Sachs Financial Square Money Market Fund — Institutional Shares	289,763,812	100,831,781	—	19,144	390,614,737	390,419,527	3,831,674

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6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2019, were:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Enhanced Income	$38,402,347	$91,772,235	$22,241,755	$70,604,045
Government Income	1,688,942,573	—	1,675,824,921	10,885,241
High Quality Floating Rate	8,500,000	8,250,000	77,535,764	50,016,960
Inflation Protected Securities	112,625,088	—	133,305,463	40,416
Short Duration Government	1,777,413,551	—	1,786,543,255	—
Short Duration Income	521,100,350	158,161,912	503,007,798	103,637,445
Short-Term Conservative Income	—	1,308,700,546	—	698,359,499

7. TAX INFORMATION

As of March 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Enhanced Income	Government Income	High Quality Floating Rate	Inflation Protected Securities	Short Duration Government	Short Duration Income	Short-Term Conservative Income
Capital loss carryforwards
Perpetual Short-Term	$(1,966,894)	$(1,930,566)	$(3,308,013)	$(357,587)	$(21,468,747)	$(6,197,956)	$—
Perpetual Long-Term	(754,382)	(10,143,362)	(1,530,298)	(18,313,471)	(19,984,417)	(8,090,391)	—
Total capital loss carryforwards	$(2,721,276)	$(12,073,928)	$(4,838,311)	$(18,671,058)	$(41,453,164)	$(14,288,347)	$—
Timing differences (Post October Loss Deferral/Straddle Loss Deferral/ Distributions Payable/Qualified Late Year Loss Deferral)	$(2,750,004)	$(1,811,086)	$(1,260,551)	$(5,313,586)	$(9,101,238)	$(1,073,756)	$(208,330)

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

7. TAX INFORMATION (continued)

As of September 30, 2019, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Income	Government Income	High Quality Floating Rate	Inflation Protected Securities	Short Duration Government	Short Duration Income	Short-Term Conservative Income
Tax Cost	$505,952,313	$399,457,269	$344,435,265	$379,508,309	$980,609,402	$737,750,798	$4,378,527,687
Gross unrealized gain	3,786,401	9,868,428	731,657	15,323,908	23,654,432	13,242,917	7,619,304
Gross unrealized loss	(271,843)	(373,834)	(1,119,400)	(548,376)	(4,301,502)	(2,407,120)	(509,049)
Net unrealized gains (losses)	$3,514,558	$9,494,594	$(387,743)	$14,775,532	$19,352,930	$10,835,797	$7,110,255

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and options contracts, net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of inflation protected securities, market discount accretion, premium amortization and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in

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8. OTHER RISKS (continued)

share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

141

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended September 30, 2019. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Funds.

Upon evaluation, GSAM has concluded that the change in accounting principle does not materially impact the financial statement amounts.

On November 5, 2019, a definitive proxy statement (“proxy”) was filed with the SEC to elect certain Trustees to the Trust. The Funds will amortize their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Enhanced Income Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	53,133	$502,480	1,335,016	$12,584,834
Reinvestment of distributions	15,119	143,050	30,223	284,893
Shares redeemed	(914,358)	(8,649,522)	(437,840)	(4,125,070)
	(846,106)	(8,003,992)	927,399	8,744,657
Institutional Shares
Shares sold	3,858,494	36,463,075	26,413,318	248,481,865
Reinvestment of distributions	235,070	2,221,449	634,325	5,969,251
Shares redeemed	(2,691,729)	(25,435,012)	(48,349,084)	(454,895,626)
	1,401,835	13,249,512	(21,301,441)	(200,444,510)
Administration Shares
Shares sold	60,916	577,480	296,808	2,800,290
Reinvestment of distributions	3,499	33,163	4,900	46,241
Shares redeemed	(28)	(262)	(12,013)	(113,211)
	64,387	610,381	289,695	2,733,320
Investor Shares
Shares sold	713,710	6,730,750	590,536	5,551,363
Reinvestment of distributions	11,076	104,567	8,567	80,546
Shares redeemed	(587,258)	(5,545,568)	(498,365)	(4,684,736)
	137,528	1,289,749	100,738	947,173
Class P Shares(a)
Shares sold	2,997,803	28,318,403	32,300,342	303,934,724
Reinvestment of distributions	247,259	2,336,508	423,853	3,989,105
Shares redeemed	(4,849,049)	(45,832,325)	(12,603,754)	(118,627,783)
	(1,603,987)	(15,177,414)	20,120,441	189,296,046
Class R6 Shares
Shares sold	662,708	6,261,703	5,541,175	52,141,300
Reinvestment of distributions	65,187	615,997	40,076	377,248
Shares redeemed	(647,670)	(6,121,447)	(299,125)	(2,815,496)
	80,225	756,253	5,282,126	49,703,052

NET INCREASE (DECREASE)	(766,118)	$(7,275,511)	5,418,958	$50,979,738

(a) Class	P Shares commenced operations on April 20, 2018.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Government Income Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	464,264	$6,867,994	1,367,654	$19,562,173
Reinvestment of distributions	54,623	810,457	119,547	1,711,936
Shares redeemed	(1,381,484)	(20,560,384)	(2,615,245)	(37,414,666)
	(862,597)	(12,881,933)	(1,128,044)	(16,140,557)
Class C Shares
Shares sold	16,533	245,974	140,067	2,000,108
Reinvestment of distributions	1,237	18,348	3,185	45,614
Shares redeemed	(40,258)	(598,786)	(298,299)	(4,256,585)
	(22,488)	(334,464)	(155,047)	(2,210,863)
Institutional Shares
Shares sold	1,434,836	21,246,178	3,951,772	56,456,970
Reinvestment of distributions	90,734	1,344,915	197,303	2,820,773
Shares redeemed	(1,130,307)	(16,648,927)	(4,998,748)	(71,525,097)
	395,263	5,942,166	(849,673)	(12,247,354)
Service Shares
Shares sold	207,494	3,056,974	637,482	9,039,164
Reinvestment of distributions	22,613	334,642	43,855	626,532
Shares redeemed	(321,935)	(4,742,481)	(1,084,805)	(15,449,239)
	(91,828)	(1,350,865)	(403,468)	(5,783,543)
Investor Shares
Shares sold	14,514	213,313	62,870	901,167
Reinvestment of distributions	1,188	17,624	3,006	43,041
Shares redeemed	(11,406)	(167,732)	(163,695)	(2,343,113)
	4,296	63,205	(97,819)	(1,398,905)
Class P Shares(a)
Shares sold	203,993	3,020,000	907,885	13,007,650
Reinvestment of distributions	9,126	135,360	13,165	188,120
Shares redeemed	(48,638)	(710,749)	(215,329)	(3,073,908)
	164,481	2,444,611	705,721	10,121,862
Class R Shares
Shares sold	198,194	2,924,317	327,388	4,680,450
Reinvestment of distributions	12,074	179,008	24,522	350,688
Shares redeemed	(231,510)	(3,433,047)	(489,367)	(6,999,327)
	(21,242)	(329,722)	(137,457)	(1,968,189)
Class R6 Shares
Shares sold	232,445	3,444,698	1,091,931	15,575,323
Reinvestment of distributions	6,402	94,867	10,036	143,508
Shares redeemed	(177,958)	(2,655,142)	(1,898,779)	(27,534,127)
	60,889	884,423	(796,812)	(11,815,296)

NET DECREASE	(373,226)	$(5,562,579)	(2,862,599)	$(41,442,845)

(a) Class	P Shares commenced operations on April 20, 2018.

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Quality Floating Rate Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	374,925	$3,262,187	166,630	$1,452,742
Reinvestment of distributions	11,444	99,602	21,258	185,399
Shares redeemed	(197,784)	(1,721,337)	(345,610)	(3,013,872)
	188,585	1,640,452	(157,722)	(1,375,731)
Institutional Shares
Shares sold	2,142,812	18,642,465	13,914,457	121,412,800
Reinvestment of distributions	63,269	550,443	628,903	5,487,541
Shares redeemed	(2,106,747)	(18,328,699)	(90,069,896)	(785,516,344)
	99,334	864,209	(75,526,536)	(658,616,003)
Service Shares
Shares sold	8,340	72,888	7	62
Reinvestment of distributions	76	668	88	768
Shares redeemed	(4,727)	(41,313)	(2,381)	(20,881)
	3,689	32,243	(2,286)	(20,051)
Investor Shares
Shares sold	613,344	5,323,831	1,665,450	14,481,630
Reinvestment of distributions	14,032	121,793	11,985	104,159
Shares redeemed	(313,137)	(2,718,024)	(734,058)	(6,384,581)
	314,239	2,727,600	943,377	8,201,208
Class P Shares(a)
Shares sold	2,909,068	25,330,448	94,629,113	826,058,191
Reinvestment of distributions	459,386	3,999,996	1,310,476	11,429,239
Shares redeemed	(17,138,995)	(149,223,072)	(52,760,684)	(459,791,446)
	(13,770,541)	(119,892,628)	43,178,905	377,695,984
Class R6 Shares
Shares sold	14,731	128,194	836,924	7,289,345
Reinvestment of distributions	6,629	57,701	4,512	39,278
Shares redeemed	(484,006)	(4,212,841)	(88,110)	(767,177)
	(462,646)	(4,026,946)	753,326	6,561,446

NET DECREASE	(13,627,340)	$(118,655,070)	(30,810,936)	$(267,553,147)

(a) Class	P Shares commenced operations on April 20, 2018.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Inflation Protected Securities Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	755,051	$7,942,291	2,170,397	$22,099,500
Reinvestment of distributions	42,476	445,633	44,088	450,954
Shares redeemed	(958,459)	(10,065,162)	(4,289,175)	(43,644,395)
	(160,932)	(1,677,238)	(2,074,690)	(21,093,941)
Class C Shares
Shares sold	3,007	31,021	175,142	1,771,520
Reinvestment of distributions	4,916	50,640	5,244	52,994
Shares redeemed	(137,724)	(1,420,653)	(446,161)	(4,508,762)
	(129,801)	(1,338,992)	(265,775)	(2,684,248)
Institutional Shares
Shares sold	2,096,693	22,293,354	8,729,877	90,003,750
Reinvestment of distributions	182,734	1,943,008	294,545	3,054,357
Shares redeemed	(4,402,199)	(46,819,603)	(17,176,817)	(177,902,199)
	(2,122,772)	(22,583,241)	(8,152,395)	(84,844,092)
Investor Shares
Shares sold	519,927	5,495,478	1,544,399	15,814,489
Reinvestment of distributions	35,688	376,979	23,730	244,140
Shares redeemed	(291,335)	(3,090,306)	(1,287,122)	(13,172,083)
	264,280	2,782,151	281,007	2,886,546
Class P Shares(a)
Shares sold	2,721,334	28,949,776	11,587,845	120,559,372
Reinvestment of distributions	204,572	2,173,576	81,574	838,148
Shares redeemed	(2,415,904)	(25,516,413)	(1,389,861)	(14,201,272)
	510,002	5,606,939	10,279,558	107,196,248
Class R Shares
Shares sold	256,219	2,683,939	556,571	5,651,244
Reinvestment of distributions	19,733	206,160	15,269	155,822
Shares redeemed	(294,158)	(3,070,648)	(894,389)	(9,117,761)
	(18,206)	(180,549)	(322,549)	(3,310,695)
Class R6 Shares
Shares sold	1,023,215	10,878,492	3,617,477	37,170,869
Reinvestment of distributions	74,878	795,411	19,507	201,433
Shares redeemed	(877,395)	(9,358,881)	(552,150)	(5,697,725)
	220,698	2,315,022	3,084,834	31,674,577

NET INCREASE (DECREASE)	(1,436,731)	$(15,075,908)	2,829,990	$29,824,395

(a) Class	P Shares commenced operations on April 20, 2018.

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Government Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,515,212	$14,857,567	3,769,772	$36,672,692
Reinvestment of distributions	73,054	717,241	164,681	1,603,662
Shares redeemed	(2,538,359)	(24,929,692)	(4,338,360)	(42,218,751)
	(950,093)	(9,354,884)	(403,907)	(3,942,397)
Class C Shares
Shares sold	123,002	1,199,986	885,128	8,546,369
Reinvestment of distributions	10,330	100,764	26,278	254,259
Shares redeemed	(432,394)	(4,211,515)	(1,350,202)	(13,048,191)
	(299,062)	(2,910,765)	(438,796)	(4,247,563)
Institutional Shares
Shares sold	6,734,080	65,851,244	15,661,500	151,963,749
Reinvestment of distributions	366,204	3,584,868	1,094,499	10,632,655
Shares redeemed	(7,883,023)	(77,116,847)	(63,566,040)	(617,999,100)
	(782,739)	(7,680,735)	(46,810,041)	(455,402,696)
Service Shares
Shares sold	110,530	1,076,407	377,831	3,662,815
Reinvestment of distributions	10,269	100,386	25,836	250,489
Shares redeemed	(195,373)	(1,907,392)	(587,385)	(5,687,548)
	(74,574)	(730,599)	(183,718)	(1,774,244)
Investor Shares
Shares sold	1,514,215	14,880,065	2,622,995	25,555,348
Reinvestment of distributions	33,001	324,302	67,346	656,227
Shares redeemed	(1,065,128)	(10,473,218)	(2,195,018)	(21,355,141)
	482,088	4,731,149	495,323	4,856,434
Class P Shares(a)
Shares sold	1,521,732	14,861,745	56,751,109	551,146,589
Reinvestment of distributions	553,120	5,410,550	762,963	7,395,496
Shares redeemed	(9,718,572)	(95,047,096)	(8,723,072)	(84,476,988)
	(7,643,720)	(74,774,801)	48,791,000	474,065,097
Class R6 Shares
Shares sold	171,474	1,681,903	389,417	3,776,127
Reinvestment of distributions	6,205	60,743	7,174	69,642
Shares redeemed	(59,745)	(583,991)	(47,116)	(457,255)
	117,934	1,158,655	349,475	3,388,514

NET INCREASE (DECREASE)	(9,150,166)	$(89,561,980)	1,799,336	$16,943,145

(a) Class	P Shares commenced operations on April 20, 2018.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Income Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	158,707	$1,574,056	1,532,063	$14,840,967
Reinvestment of distributions	10,996	109,147	30,202	292,137
Shares redeemed	(490,788)	(4,828,253)	(1,020,608)	(9,895,063)
	(321,085)	(3,145,050)	541,657	5,238,041
Class C Shares
Shares sold	33,151	329,136	137,554	1,322,775
Reinvestment of distributions	1,783	17,701	2,756	26,699
Shares redeemed	(47,601)	(471,267)	(78,404)	(756,576)
	(12,667)	(124,430)	61,906	592,898
Institutional Shares
Shares sold	6,496,805	64,458,835	3,618,162	35,132,735
Reinvestment of distributions	92,430	920,499	541,100	5,251,019
Shares redeemed	(6,704,250)	(66,832,776)	(58,296,907)	(565,199,019)
	(115,015)	(1,453,442)	(54,137,645)	(524,815,265)
Investor Shares
Shares sold	2,421,715	23,868,361	280,025	2,698,717
Reinvestment of distributions	25,049	249,858	5,199	50,379
Shares redeemed	(209,263)	(2,069,890)	(338,319)	(3,270,593)
	2,237,501	22,048,329	(53,095)	(521,497)
Class P Shares(a)
Shares sold	16,232,071	161,291,214	84,000,191	814,284,800
Reinvestment of distributions	962,781	9,573,088	1,135,344	10,998,440
Shares redeemed	(14,483,226)	(143,824,487)	(20,434,225)	(197,177,154)
	2,711,626	27,039,815	64,701,310	628,106,086
Class R Shares
Shares sold	854	8,471	5,118	49,625
Reinvestment of distributions	152	1,505	250	2,424
Shares redeemed	(4)	(39)	(2,675)	(25,724)
	1,002	9,937	2,693	26,325
Class R6 Shares
Shares sold	15,042	150,025	131,574	1,279,732
Reinvestment of distributions	1,906	18,941	433	4,225
Shares redeemed	(13,147)	(130,884)	(5,510)	(53,343)
	3,801	38,082	126,497	1,230,614

NET INCREASE	4,505,163	$44,413,241	11,243,323	$109,857,202

(a) Class	P Shares commenced operations on April 20, 2018.

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Term Conservative Income Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,475,815	$24,875,082	5,039,053	$50,536,178
Reinvestment of distributions	67,242	675,559	13,219	132,558
Shares redeemed	(5,423,897)	(54,508,270)	(52,871)	(529,944)
	(2,880,840)	(28,957,629)	4,999,401	50,138,792
Institutional Shares
Shares sold	99,861,596	1,003,405,324	93,399,284	936,085,447
Reinvestment of distributions	1,271,688	12,778,567	1,995,028	20,000,647
Shares redeemed	(34,376,422)	(345,385,671)	(153,603,088)	(1,539,286,331)
	66,756,862	670,798,220	(58,208,776)	(583,200,237)
Administration Shares
Shares sold	94,104	945,690	99,816	999,740
Reinvestment of distributions	649	6,521	2,163	21,683
Shares redeemed	(91,805)	(921,717)	(111,632)	(1,117,432)
	2,948	30,494	(9,653)	(96,009)
Preferred Shares
Reinvestment of distributions	33	337	62	616
	33	337	62	616
Investor Shares(a)
Shares sold	10,564,128	106,150,975	2,012,038	20,152,372
Reinvestment of distributions	51,565	518,184	4,178	41,906
Shares redeemed	(2,080,939)	(20,909,095)	(1,393,210)	(13,951,856)
	8,534,754	85,760,064	623,006	6,242,422
Class P Shares(b)
Shares sold	62,295,781	625,229,319	325,057,068	3,256,705,804
Reinvestment of distributions	2,353,433	23,624,123	3,102,035	31,077,750
Shares redeemed	(91,984,010)	(923,128,075)	(123,860,431)	(1,240,458,012)
	(27,334,796)	(274,274,633)	204,298,672	2,047,325,542
Class R6 Shares
Shares sold	77,231,881	776,858,200	54,481,944	546,277,798
Reinvestment of distributions	673,604	6,772,191	536,071	5,375,143
Shares redeemed	(23,188,706)	(233,041,412)	(13,179,100)	(132,210,572)
	54,716,779	550,588,979	41,838,915	419,442,369

NET INCREASE	99,795,740	$1,003,945,832	193,541,627	$1,939,853,495

(a)	Investor Shares commenced operations on August 14, 2018.
(b)	Class P Shares commenced operations on April 20, 2018.

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Fund Expenses — Six Month Period Ended September 30, 2019 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Administration, Preferred, Service, Investor, Class P, Class R or Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares for certain Funds), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, and Class R and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Administration, Preferred, Service, Investor, Class P, Class R or Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019, which represents a period of 183 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Income Fund				Government Income Fund				High Quality Floating Rate Fund				Inflation Protected Securities Fund
Share Class	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*

Class A
Actual	$1,000.00	$1,013.10		$2.97	$1,000.00	$1,042.40		$4.54	$1,000.00	$1,011.90		$3.02	$1,000.00	$1,038.90		$3.47
Hypothetical 5% return	1,000.00	1,022.05	+	2.98	1,000.00	1,022.05	+	4.50	1,000.00	1,022.05	+	3.03	1,000.00	1,021.60	+	3.44
Class C
Actual	—	—		—	1,000.00	1,038.60		8.36	—	—		—	1,000.00	1,035.20		7.28
Hypothetical 5% return	—	—		—	1,000.00	1,016.80	+	8.27	—	—		—	1,000.00	1,017.85	+	7.21
Institutional
Actual	1,000.00	1,015.40		1.76	1,000.00	1,044.20		2.86	1,000.00	1,013.10		1.81	1,000.00	1,041.00		1.73
Hypothetical 5% return	1,000.00	1,023.25	+	1.77	1,000.00	1,022.20	+	2.83	1,000.00	1,023.20	+	1.82	1,000.00	1,023.30	+	1.72
Administration
Actual	$1,000.00	$1,014.10		$3.02	—	—		—	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,022.00	+	3.03	—	—		—	—	—		—	—	—		—
Service
Actual	—	—		—	1,000.00	1,041.60		5.41	1,000.00	1,010.60		4.32	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,019.70	+	5.35	1,000.00	1,020.70	+	4.34	—	—		—
Investor
Actual	1,000.00	1,015.00		2.22	1,000.00	1,043.80		3.27	1,000.00	1,012.60		2.26	1,000.00	1,039.90		2.19
Hypothetical 5% return	1,000.00	1,022.80	+	2.23	1,000.00	1,021.80	+	3.23	1,000.00	1,022.75	+	2.28	1,000.00	1,022.85	+	2.17
Class P
Actual	1,000.00	1,015.50		1.71	1,000.00	1,044.30		2.81	1,000.00	1,013.10		1.76	1,000.00	1,041.10		1.68
Hypothethical 5% return	1,000.00	1,023.30	+	1.72	1,000.00	1,022.25	+	2.78	1,000.00	1,023.30	+	1.77	1,000.00	1,023.35	+	1.67
Class R
Actual	—	—		—	1,000.00	1,041.20		5.82	—	—		—	1,000.00	1,037.80		4.74
Hypothetical 5% return	—	—		—	1,000.00	1,019.30	+	5.76	—	—		—	1,000.00	1,020.35	+	4.70
Class R6
Actual	1,000.00	1,015.50		1.70	1,000.00	1,044.30		2.81	1,000.00	1,013.10		1.81	1,000.00	1,041.10		1.68
Hypothethical 5% return	1,000.00	1,023.31	+	1.71	1,000.00	1,022.25	+	2.78	1,000.00	1,023.20	+	1.82	1,000.00	1,023.35	+	1.67

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Administration	Service	Investor	Class P	Class R	Class R6
Enhanced Income	0.59%	—%	0.35%	0.60%	—%	0.44%	0.34%	—%	0.34%
Government Income	0.89	1.64	0.56	—	1.06	0.64	0.55	1.14	0.55
High Quality Floating Rate	0.60	—	0.36	—	0.86	0.45	0.35	—	0.36
Inflation Protected Securities	0.68	1.43	0.34	—	—	0.43	0.33	0.93	0.33

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Fund Expenses — Six Month Period Ended September 30, 2019 (Unaudited) (continued)

	Short Duration Government Fund				Short Duration Income Fund				Short-Term Conservative Income Fund
Share Class	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*
Class A
Actual	$1,000.00	$1,016.50		$4.13	$1,000.00	$1,030.60		$4.01	$1,000.00	$1,014.10		$2.32
Hypothetical 5% return	1,000.00	1,020.90	+	4.14	1,000.00	1,021.05	+	3.99	1,000.00	1,022.70	+	2.33
Class C
Actual	1,000.00	1,015.60		6.15	1,000.00	1,028.60		6.04	—	—		—
Hypothetical 5% return	1,000.00	1,018.90	+	6.16	1,000.00	1,019.05	+	6.01	—	—		—
Institutional
Actual	1,000.00	1,018.30		2.42	1,000.00	1,033.40		2.29	1,000.00	1,014.30		1.11
Hypothetical 5% return	1,000.00	1,022.60	+	2.43	1,000.00	1,022.75	+	2.28	1,000.00	1,023.90	+	1.11
Administration
Actual	—	—		—	—	—		—	$1,000.00	1,015.40		1.05
Hypothetical 5% return	—	—		—	—	—		—	1,000.00	1,023.96	+	1.06
Preferred
Actual	—	—		—	—	—		—	1,000.00	1,014.90		1.61
Hypothethical 5% return	—	—		—	—	—		—	1,000.00	1,023.40	+	1.62
Service
Actual	1,000.00	1,016.80		4.94	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,020.10	+	4.95	—	—		—	—	—		—
Investor
Actual	1,000.00	1,017.80		2.88	1,000.00	1,031.90		2.74	1,000.00	1,013.90		1.56
Hypothetical 5% return	1,000.00	1,022.15	+	2.88	1,000.00	1,022.30	+	2.73	1,000.00	1,023.45	+	1.57
Class P
Actual	1,000.00	1,018.30		2.37	1,000.00	1,032.40		2.24	1,000.00	1,014.40		1.06
Hypothethical 5% return	1,000.00	1,022.65	+	2.38	1,000.00	1,022.80	+	2.23	1,000.00	1,023.95	+	1.06
Class R
Actual	—	—		—	1,000.00	1,029.30		5.28	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,019.80	+	5.25	—	—		—
Class R6
Actual	1,000.00	1,018.30		2.37	1,000.00	1,032.40		2.24	1,000.00	1,013.10		2.37
Hypothetical 5% return	1,000.00	1,022.65	+	2.38	1,000.00	1,022.80	+	2.23	1,000.00	1,022.65	+	2.38

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Administration	Preferred	Service	Investor	Class P	Class R	Class R6
Short Duration Government	0.82%	1.22%	0.48%	—%	—%	0.98%	0.57%	0.47%	—%	0.47%
Short Duration Income	0.79	1.19	0.45	—	—	—	0.54	0.44	1.04	0.44
Short-Term Conservative Income	0.46	—	0.22	0.47	0.32	—	0.31	0.21	—	0.21

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Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs High Quality Floating Rate Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Income Fund, and Goldman Sachs Short-Term Conservative Income Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Enhanced Income Fund, Short Duration Government Fund, and Short Duration Income Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, administration and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Funds and their service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2018, and updated performance information prepared by the Investment Adviser using the peer groups identified by the Outside Data Provider as of March 31, 2019. The information on each Fund’s investment performance was provided for the one-, three-, five-,

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Enhanced Income Fund’s, Short Duration Government Fund’s and Short Duration Income Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Enhanced Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the third quartile for the five- and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2019. They observed that the Government Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and ten-year periods and the third quartile for the one- and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2019. The Trustees noted that the High Quality Floating Rate Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period and in the third quartile for the one-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2019. They also considered that the High Quality Floating Rate Fund had experienced certain portfolio management changes in 2018. The Trustees observed that the Inflation Protected Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2019. They noted that the Short Duration Government Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2019. The Trustees observed that the Short Duration Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the three-year period and underperformed the Fund’s benchmark index for the one- and five-year periods ended March 31, 2019. They noted that the Short-Term Conservative Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2019.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints (with the exception of the Short-Term Conservative Income Fund, which does not have breakpoints) to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Government Income Fund that would have the effect of decreasing expenses of Class A, Class C, Investor, and Class R Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2018 and 2017, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds (other than the Short-Term Conservative Income Fund) at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund	Inflation Protected Securities Fund	Short Duration Government Fund	Short Duration Income Fund

First $1 billion	0.25%	0.53%	0.31%	0.26%	0.44%	0.40%

Next $1 billion	0.23	0.48	0.28	0.23	0.40	0.36

Next $3 billion	0.22	0.45	0.27	0.22	0.38	0.34

Next $3 billion	0.22	0.44	0.26	0.22	0.37	0.33

Over $8 billion	0.22	0.44	0.25	0.21	0.36	0.32

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Short-Term Conservative Income Fund) and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Government Income Fund’s Class A, Class C, Investor and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

With respect to the Short-Term Conservative Income Fund, the Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Fund that exceed a specified level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to

155

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2020.

156

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.60 trillion in assets under supervision as of September 30, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small Cap Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2019 Goldman Sachs. All rights reserved. 184777-OTU-1086523/SDFISAR-19

Goldman Sachs Funds

Semi-Annual Report	September 30, 2019

Single Sector Fixed Income Funds
Emerging Markets Debt
High Yield
High Yield Floating Rate
Investment Grade Credit
Local Emerging Markets Debt
U.S. Mortgages

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800- 621-2550 for Class P, Class R6, Institutional, Separate Account Institutional and Service shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, lease contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Single Sector Fixed Income Funds

∎	EMERGING MARKETS DEBT

∎	HIGH YIELD

∎	HIGH YIELD FLOATING RATE

∎	INVESTMENT GRADE CREDIT

∎	LOCAL EMERGING MARKETS DEBT

∎	U.S. MORTGAGES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Emerging Markets Debt Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	J.P. Morgan EMBISM Global Diversified Index Gross, USD, Unhedged[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	3.59%	5.64%	3.92%	3.86%
Class C	3.21	5.64	3.35	3.29
Institutional	3.76	5.64	4.42	4.38
Investor	3.72	5.64	4.36	4.29
Class P	3.77	5.64	4.43	4.40
Class R6	3.77	5.64	4.43	4.39

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) is an unmanaged index of debt instruments of 50 emerging countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

TOP TEN COUNTRY ALLOCATION[4]

	Percentage of Net Assets

	as of 9/30/19	as of 3/31/19

Mexico	5.8%	4.2%
Indonesia	5.4	7.4
Sri Lanka	4.9	4.6
Turkey	4.6	6.0
Ecuador	4.5	2.9
Ukraine	4.0	3.9
Dominican Republic	3.9	2.5
United Arab Emirates	3.4	3.0
South Africa	3.1	2.2
Guatemala	2.8	2.0
Other	47.2	53.0

[4]	The percentage shown for each investment country reflects the value of investments in that country as a percentage of net assets. The table does not include investments in other investment companies of 0.4% as of 9/30/19 and 0.9% as of 3/31/19. Figures in the above table may not sum to 100% due to exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

High Yield Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	3.73%	3.87%	4.41%	4.34%
Class C	3.51	3.87	3.86	3.79
Institutional	4.04	3.87	4.89	4.88
Service	3.78	3.87	4.39	4.38
Investor	3.86	3.87	4.87	4.80
Class P	4.05	3.87	4.90	4.89
Class R	3.77	3.87	4.36	4.29
Class R6	4.04	3.87	4.90	4.89

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index, an unmanaged index, covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 9/30/19[4]

Company	% of Net Assets	Line of Business

iShares iBoxx High Yield Corporate Bond ETF (NR/NR)	1.6%	Exchange Traded Funds
Altice Financing SA (B+/B2)	1.0	Media
Sprint Corp. (B/B3)	0.9	Telecommunication Services
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)	0.8	Media
Bausch Health Americas, Inc. (B-/B3)	0.7	Pharmaceuticals
CHS/Community Health Systems, Inc. (B-/Caa1)	0.7	Healthcare Providers & Services
Tenet Healthcare Corp. (CCC+/Caa1)	0.7	Healthcare Providers & Services
Freeport-McMoRan, Inc. (BB/Ba1)	0.7	Mining
Dell International LLC/EMC Corp. (BB/Ba2)	0.7	Computers
Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)	0.6	Pipelines

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

TOP TEN INDUSTRY ALLOCATION[5]

	Percentage of Net Assets

	as of 9/30/19	as of 3/31/19

Media	12.1%	9.8%
Telecommunication Services	9.4	9.6
Oil Field Services	7.5	9.5
Healthcare Providers & Services	5.6	5.7
Diversified Financial Services	4.7	3.7
Pipelines	3.8	3.3
Food & Drug Retailing	3.0	2.0
Retailing	3.0	1.6
Pharmaceuticals	3.0	3.0
Entertainment	2.8	3.0
Other	39.4	45.5

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investment companies, exchange traded funds and securities lending reinvestment vehicle of 3.0% as of 9/30/19 and 4.9% as of 3/31/19. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

4

FUND BASICS

High Yield Floating Rate Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Credit Suisse Leveraged Loan Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	2.77%	2.52%	4.66%	4.66%
Class C	2.39	2.52	4.02	4.02
Institutional	3.05	2.52	5.11	5.11
Investor	2.90	2.52	5.03	5.02
Class P	2.95	2.52	5.13	5.13
Class R	2.66	2.52	4.55	4.55
Class R6	2.95	2.52	5.13	5.12

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Credit Suisse Leveraged Loan Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated leveraged loan market. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

TOP TEN INDUSTRY ALLOCATIONS[4]

	Percentage of Net Assets

	as of 9/30/19	as of 3/31/19

Technology – Software/Services	15.1%	13.6%
Health Care – Services	7.2	8.0
Chemicals	4.3	3.9
Packaging	3.7	3.4
Diversified Financial Services	3.3	0.5
Media – Non Cable	3.2	0.5
Building Materials	3.2	3.6
Media – Broadcasting & Radio	3.2	3.7
Wirelines Telecommunications	3.0	3.0
Automotive – Parts	3.0	0.8
Other	44.8	45.5

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investments in other investment companies, exchange traded funds and securities lending reinvestment vehicle of 5.6% as of 9/30/19 and 3.0% as of 3/31/19. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Investment Grade Credit Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Credit Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	7.66%	7.38%	2.20%	2.12%
Institutional	7.85	7.38	2.63	2.55
Investor	7.80	7.38	2.54	2.46
Separate Account Institutional	7.96	7.38	2.64	2.56
Class P	7.97	7.38	2.64	2.56
Class R6	7.85	7.38	2.64	2.56

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Credit Index is an unmanaged index which is unbundled into pure corporates (industrial, utility, and finance, including both U.S. and non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments). The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

TOP TEN INDUSTRY ALLOCATIONS[5]

	Percentage of Net Assets

	as of 9/30/19	as of 3/31/19

Banks	20.4%	17.4%
Pipelines	7.4	8.5
Telecommunication Services	6.8	7.7
Beverages	6.3	6.2
Oil Field Services	6.1	7.6
Electrical	4.4	4.4
Sovereign	4.2	3.8
Media	3.9	6.1
Pharmaceuticals	3.6	4.7
Real Estate Investment Trust	3.3	3.1

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investments in other investment companies of 0.0% as of 9/30/19 and 1.3% as of 3/31/19. Figures in the above table may not sum to 100% due to exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Local Emerging Markets Debt Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	J.P. Morgan GBI-EMSM Global Diversified Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	3.72%	4.80%	3.54%	3.12%
Class C	3.52	4.80	2.96	2.51
Institutional	3.89	4.80	4.01	3.61
Investor	4.04	4.80	3.96	3.51
Class P	4.07	4.80	4.02	3.61
Class R6	3.89	4.80	4.03	3.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The J.P. Morgan Government Bond Index — Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) is an unmanaged index of debt instruments of 14 emerging countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

TOP TEN COUNTRY ALLOCATIONS[4]

	Percentage of Net Assets

	as of 9/30/19	as of 3/31/19

Thailand	15.0%	7.9%
South Africa	8.9	9.8
Chile	8.8	6.7
Colombia	6.8	10.0
Peru	6.6	4.1
United States	6.3	7.6
United Kingdom	6.3	0.0
Russia	5.1	5.0
Poland	4.2	4.8
Brazil	3.3	11.4
Other	14.3	17.20

[4]	The percentage shown for each investment category reflects the value of investments in that country as a percentage of net assets. The table does not include investments in other investment companies of 0.0% as of 9/30/19 and 6.9% as of 3/31/19. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

U.S. Mortgages Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1, 2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Securitized Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	3.45%	3.47%	1.96%	1.92%
Institutional	3.52	3.47	2.38	2.34
Investor	3.47	3.47	2.29	2.25
Separate Account Institutional	3.53	3.47	2.39	2.35
Class P	3.53	3.47	2.39	2.35
Class R6	3.62	3.47	2.39	2.35

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Securitized Bond Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities and fixed rate mortgage-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

PORTFOLIO COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

10

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 65.5%
Angola – 1.6%
	Republic of Angola (NR/B3)
	$20,730,000	8.250	%(a)	05/09/28	$21,494,419
	460,000	9.375	(a)	05/08/48	484,725
	1,300,000	9.375		05/08/48	1,369,875

					23,349,019

Argentina – 2.0%
	Province of Santa Fe (NR/Caa2)
	2,670,000	7.000	(a)	03/23/23	1,665,412
	1,850,000	7.000		03/23/23	1,153,938
	Provincia de Buenos Aires (CCC/Caa2)(b)
EUR	89,999	4.000		05/01/20	62,035
	Provincia de Cordoba (B-/Caa2)
	$2,090,000	7.450		09/01/24	1,189,994
	Provincia de la Rioja (B-/NR)(a)
	5,880,000	9.750		02/24/25	2,217,862
	Republic of Argentina (NR/Caa2)
ARS	6,281,460	2.500		07/22/21	37,914
	Republic of Argentina (CCC-/NR)
	(Argentina Deposit Rates + 3.250%)
	18,350,000	62.614	(c)	03/01/20	171,514
EUR	10,196,928	7.820		12/31/33	5,212,534
	$5,005,276	8.280		12/31/33	2,393,147
	Republic of Argentina (CCC-/Caa2)
	480,000	5.625		01/26/22	209,520
	720,000	4.625		01/11/23	301,725
EUR	13,360,000	3.375		01/15/23	5,540,741
	$150,000	7.500		04/22/26	65,625
EUR	4,410,000	5.000		01/15/27	1,850,572
	$950,000	6.875		01/26/27	401,375
EUR	13,560,000	5.250		01/15/28	5,690,195
	$3,520,000	7.125		07/06/36	1,518,880
EUR	1,210,000	3.380	(b)	12/31/38	503,797

					30,186,780

Armenia(a) – 0.2%
	Republic of Armenia (NR/Ba3)
	$2,640,000	3.950		09/26/29	2,580,588

Azerbaijan – 0.3%
	Republic of Azerbaijan (NR/Ba2u)
	380,000	4.750		03/18/24	402,420
	3,800,000	3.500		09/01/32	3,681,250

					4,083,670

Bahrain – 0.4%
	Kingdom of Bahrain (B+/NR)
	560,000	7.000		10/12/28	627,200
	990,000	6.000		09/19/44	971,747
	Kingdom of Bahrain (B+/B2)(a)
	4,410,000	5.625		09/30/31	4,428,742

					6,027,689

Belize(a)(b) – 0.1%
	Republic of Belize (B-/B3)
	2,446,500	4.938		02/20/34	1,488,542

Sovereign Debt Obligations – (continued)
Brazil(d) – 0.3%
	Federal Republic of Brazil (BB-/Ba2)
	4,810,000	4.500%		05/30/29	5,020,438

Chile(d) – 0.4%
	Republic of Chile (A+/A1)
	6,000,000	3.500		01/25/50	6,481,875

Costa Rica – 0.4%
	Republic of Costa Rica (NR/NR)
	1,690,000	9.200		02/23/22	1,817,629
	650,000	5.520		08/17/22	639,925
	1,240,000	9.200	(a)	02/21/24	1,334,214
	Republic of Costa Rica (B+/B1)
	2,040,000	9.995		08/01/20	2,144,549

					5,936,317

Dominican Republic – 3.7%
	Dominican Republic (NR/NR)
DOP	20,700,000	16.000		07/10/20	420,394
	13,900,000	11.500		05/10/24	290,359
	8,900,000	18.500	(a)	02/04/28	247,739
	Dominican Republic (NR/NR)
	152,600,000	10.750		08/11/28	3,062,662
	Dominican Republic (NR/NR)
	134,200,000	11.375		07/06/29	2,759,173
	Dominican Republic (BB-/Ba3)
	248,350,000	9.750	(a)	06/05/26	4,871,385
	$1,500,000	8.625		04/20/27	1,790,625
	316,000	7.450		04/30/44	374,855
	9,870,000	6.850	(a)	01/27/45	10,992,712
	6,599,000	6.850		01/27/45	7,349,636
	470,000	6.500		02/15/48	504,516
	13,980,000	6.500	(a)	02/15/48	15,006,656
	610,000	6.400		06/05/49	648,316
	7,170,000	6.400	(a)	06/05/49	7,620,366

					55,939,394

Ecuador – 4.5%
	Ecuador Government International Bond (B-/NR)
	1,126,000	7.950		06/20/24	1,147,816
	4,790,000	7.875	(a)	03/27/25	4,773,235
	1,080,000	9.650		12/13/26	1,137,038
	7,900,000	9.650	(a)	12/13/26	8,317,219
	10,080,000	9.625	(a)	06/02/27	10,458,000
	750,000	9.625		06/02/27	778,125
	2,000,000	7.875		01/23/28	1,898,750
	5,140,000	10.750	(a)	01/31/29	5,559,231
	330,000	10.750		01/31/29	356,916
	9,410,000	9.500	(a)	03/27/30	9,527,625
	Ecuador Government International Bond (B-/B3)
	23,140,000	8.875	(a)	10/23/27	23,089,381
	410,000	8.875		10/23/27	409,103

					67,452,439

Egypt – 2.1%
	Republic of Egypt (B/NR)
EUR	1,189,000	6.375		04/11/31	1,347,384
	1,770,000	6.375	(a)	04/11/31	2,005,778

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Egypt – (continued)
	Republic of Egypt (B/B2)
EUR	8,360,000	4.750	% (a)	04/16/26	$9,356,870
	1,520,000	5.625		04/16/30	1,653,618
	10,810,000	5.625	(a)	04/16/30	11,760,271
	$4,340,000	8.700	(a)	03/01/49	4,660,075
	Republic of Egypt (B/B2u)(a)
	730,000	7.903		02/21/48	734,106

					31,518,102

El Salvador – 0.3%
	El Salvador Government International Bond (B-/B3)
	1,550,000	7.375		12/01/19	1,557,266
	260,000	5.875		01/30/25	267,962
	2,550,000	7.125	(a)(d)	01/20/50	2,599,406

					4,424,634

Gabon – 0.8%
	Republic of Gabon (NR/NR)
	11,085,000	6.375		12/12/24	10,908,333
	Republic of Gabon (NR/Caa1)
	1,720,000	6.950		06/16/25	1,708,712

					12,617,045

Ghana – 2.7%
	Republic of Ghana (NR/B1)
	1,970,000	10.750		10/14/30	2,494,513
	Republic of Ghana (B/B3)
	2,610,000	7.875	(a)	03/26/27	2,675,250
	13,610,000	7.625		05/16/29	13,592,987
	11,250,000	8.125	(a)	03/26/32	11,285,156
	1,210,000	8.627	(a)	06/16/49	1,204,706
	9,619,000	8.627		06/16/49	9,576,917

					40,829,529

Guatemala – 2.8%
	Republic of Guatemala (NR/NR)(a)(d)
	2,620,000	4.900		06/01/30	2,774,744
	5,010,000	6.125		06/01/50	5,842,913
	Republic of Guatemala (BB-/Ba1)
	3,410,000	5.750		06/06/22	3,629,519
	6,440,000	4.500	(a)	05/03/26	6,631,187
	7,730,000	4.500		05/03/26	7,959,484
	8,400,000	4.375	(a)	06/05/27	8,583,750
	750,000	4.375		06/05/27	766,406
	5,200,000	4.875		02/13/28	5,492,500

					41,680,503

Honduras – 1.2%
	Republic of Honduras (BB-/B1)
	8,410,000	8.750	(a)	12/16/20	8,982,931
	6,018,000	8.750		12/16/20	6,427,976
	1,310,000	7.500	(a)	03/15/24	1,454,919
	1,120,000	7.500		03/15/24	1,243,900

					18,109,726

Sovereign Debt Obligations – (continued)
Indonesia – 5.4%
	Perusahaan Penerbit SBSN (NR/Baa2)(a)
	24,200,000	4.150		03/29/27	25,984,750
	Perusahaan Penerbit SBSN (BBB/Baa2)(a)
	3,330,000	4.325		05/28/25	3,581,831
	1,130,000	4.550		03/29/26	1,232,053
	33,470,000	4.400		03/01/28	36,607,813
	Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
	2,109,000	4.325		05/28/25	2,268,493
	9,930,000	4.550		03/29/26	10,826,803
	Republic of Indonesia (BBB/Baa2)(a)
	400,000	4.750		01/08/26	442,500

					80,944,243

Ivory Coast – 0.4%
	Republic of Ivory Coast (NR/Ba3)
EUR	2,370,000	6.625	(a)	03/22/48	2,616,279
	2,720,000	6.625		03/22/48	3,002,650

					5,618,929

Jamaica – 0.4%
	Republic of Jamaica (B+/B3)
	$4,320,000	7.875		07/28/45	5,659,200

Kazakhstan(a) – 0.2%
	Republic of Kazakhstan (BBB-/Baa3)
EUR	2,300,000	1.550		11/09/23	2,625,963

Kenya – 1.4%
	Republic of Kenya (B+/NR)
	$8,591,000	6.875		06/24/24	9,031,289
	Republic of Kenya (B+/B2u)(a)
	4,200,000	7.000		05/22/27	4,347,000
	750,000	7.250		02/28/28	777,187
	6,380,000	8.000		05/22/32	6,675,075

					20,830,551

Kuwait – 0.5%
	Republic of Kuwait (AA/NR)
	1,540,000	3.500	(a)	03/20/27	1,657,425
	5,140,000	3.500		03/20/27	5,531,925

					7,189,350

Lebanon – 0.5%
	Republic of Lebanon (NR/NR)
	1,503,000	6.750		11/29/27	969,435
	Republic of Lebanon (B-/NR)
	710,000	6.850		03/23/27	458,394
	450,000	6.650		11/03/28	290,531
	Republic of Lebanon (B-/NR)
	2,304,000	6.850		05/25/29	1,486,080
	4,545,000	6.650		02/26/30	2,945,728
	1,820,000	7.050		11/02/35	1,182,431
	Republic of Lebanon (B-/NR)
	150,000	7.250		03/23/37	97,641

					7,430,240

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Macedonia – 1.4%
	Republic of Macedonia (BB-/NR)
EUR	3,850,000	5.625%		07/26/23	$4,939,842
	10,480,000	2.750	(a)	01/18/25	12,332,924
	3,290,000	2.750		01/18/25	3,871,691

					21,144,457

Mexico – 1.4%
	United Mexican States (NR/A3)
MXN	92,131,700	5.750		03/05/26	4,419,371
	United Mexican States (A-/A3)
	22,421,300	7.750		11/23/34	1,195,144
	111,812,800	10.000		11/20/36	7,203,750
	130,104,500	8.500		11/18/38	7,419,002

					20,237,267

Nigeria – 1.5%
	Republic of Nigeria (B/B2)
	$2,530,000	8.747	(a)	01/21/31	2,842,297
	6,390,000	7.875		02/16/32	6,735,459
	12,540,000	7.696	(a)	02/23/38	12,779,044

					22,356,800

Oman(a) – 0.8%
	Republic of Oman (NR/Ba1)
	6,940,000	6.000		08/01/29	6,870,600
	4,910,000	6.750		01/17/48	4,633,813

					11,504,413

Pakistan – 0.1%
	Republic of Pakistan (B-/B3)
	1,582,000	6.875		12/05/27	1,554,031

Panama – 0.1%
	Panama Notas del Tesoro (BBB+/NR)
	920,000	4.875		02/05/21	953,792

Papua New Guinea(a) – 0.1%
	Papua New Guinea Government International Bond (B/B2)
	1,450,000	8.375		10/04/28	1,532,016

Paraguay – 2.5%
	Republic of Paraguay (BB/NR)(a)
	4,590,000	5.600		03/13/48	5,297,147
	Republic of Paraguay (BB/Ba1)
	12,098,000	4.625		01/25/23	12,759,609
	3,930,000	5.000	(a)	04/15/26	4,295,981
	2,655,000	5.000		04/15/26	2,902,247
	2,770,000	4.700	(a)	03/27/27	3,001,122
	5,650,000	6.100		08/11/44	6,878,875
	1,790,000	5.400	(a)(d)	03/30/50	2,023,819

					37,158,800

Qatar – 2.1%
	Republic of Qatar (AA-/Aa3)
	4,200,000	4.500	(a)	04/23/28	4,782,750
	5,670,000	4.000	(a)	03/14/29	6,286,613
	2,400,000	4.000		03/14/29	2,661,000
	10,470,000	5.103	(a)	04/23/48	13,398,328
	2,950,000	4.817	(a)	03/14/49	3,656,156

					30,784,847

Sovereign Debt Obligations – (continued)
Romania – 1.5%
	Republic of Romania (BBB-/Baa3)
EUR	4,370,000	2.375	%(a)	04/19/27	5,218,553
	7,360,000	2.875		05/26/28	9,079,940
	2,320,000	2.124	(a)	07/16/31	2,628,252
	1,010,000	3.875	(a)	10/29/35	1,319,644
	390,000	3.375	(a)	02/08/38	488,710
	2,750,000	4.625	(a)	04/03/49	3,885,332

					22,620,431

Russia – 2.1%
	Russian Federation Bond (NR/NR)
	4,000,000	2.875	(a)	12/04/25	4,859,816
	$14,600,000	4.750		05/27/26	15,973,312
	3,200,000	4.375	(a)	03/21/29	3,420,800
	4,200,000	5.100	(a)	03/28/35	4,746,000
	Russian Federation Bond (BBB-/Baa3)
	600,000	4.500	(a)	04/04/22	632,400
	2,000,000	4.875	(a)	09/16/23	2,186,875
	200,000	4.875		09/16/23	218,688

					32,037,891

Senegal(a) – 0.4%
	Republic of Senegal (B+/Ba3)
EUR	5,580,000	4.750		03/13/28	6,317,597

Serbia – 0.4%
	Republic of Serbia (BB/Ba3)
	$2,146,000	4.875		02/25/20	2,161,022
EUR	3,080,000	1.500	(a)	06/26/29	3,499,722

					5,660,744

South Africa – 2.9%
	Republic of South Africa (NR/Baa3)
	$4,070,000	4.850		09/27/27	4,167,934
	5,000,000	5.650		09/27/47	4,993,750
	Republic of South Africa (BB/NR)
	5,670,000	4.850		09/30/29	5,655,825
	4,090,000	5.750		09/30/49	4,076,708
	Republic of South Africa (BB/Baa3)
	20,055,000	5.875		09/16/25	21,866,217
	2,670,000	4.300		10/12/28	2,575,616
	200,000	5.875		06/22/30	213,310

					43,549,360

Sri Lanka – 4.9%
	Republic of Sri Lanka (B/B2)
	1,222,000	6.250	(a)	10/04/20	1,240,330
	1,260,000	6.250		10/04/20	1,278,900
	7,814,000	6.250		07/27/21	7,938,536
	7,300,000	5.750	(a)	01/18/22	7,341,062
	15,260,000	5.750	(a)	04/18/23	15,159,856
	7,190,000	6.850	(a)	03/14/24	7,333,800
	3,370,000	6.350	(a)	06/28/24	3,362,954
	7,450,000	6.125		06/03/25	7,206,316
	6,010,000	6.850	(a)	11/03/25	6,028,781
	5,430,000	6.850		11/03/25	5,446,969
	1,690,000	6.750	(a)	04/18/28	1,611,838
	9,210,000	7.550	(a)	03/28/30	9,060,337

					73,009,679

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Suriname(a) – 0.3%
	Republic of Suriname (B/B2)
	$4,830,000	9.250%		10/26/26	$4,268,513

Tajikistan – 0.0%
	Republic of Tajikistan (B-/B3)
	200,000	7.125		09/14/27	174,375

Tunisia(a) – 0.3%
	Banque Centrale de Tunisie International Bond (NR/B2)
EUR	3,070,000	6.750		10/31/23	3,376,472
	760,000	6.375		07/15/26	801,441

					4,177,913

Turkey – 3.1%
	Republic of Turkey (NR/B1)
	$11,323,000	5.750		03/22/24	11,291,154
	2,050,000	6.350		08/10/24	2,085,234
EUR	270,000	4.625		03/31/25	302,287
	8,370,000	3.250		06/14/25	8,766,522
	6,280,000	5.200		02/16/26	7,112,267
	$1,200,000	4.875		10/09/26	1,110,000
	4,780,000	6.000		03/25/27	4,687,387
	7,640,000	5.750		05/11/47	6,685,000
	2,129,000	7.375		02/05/25	2,260,067
	2,300,000	6.000		01/14/41	2,058,500

					46,358,418

Ukraine – 4.0%
	Ukraine Government Bond (B/NR)
	2,990,000	8.994	(a)	02/01/24	3,277,787
	208,000	8.994		02/01/24	228,020
	530,000	7.375		09/25/32	533,313
	16,098,000	0.000	(e)	05/31/40	15,061,691
	Ukraine Government Bond (B/Caa1)
	2,910,000	7.750		09/01/21	3,026,400
	3,710,000	7.750		09/01/22	3,902,920
	10,740,000	7.750		09/01/23	11,287,740
	14,050,000	7.750		09/01/24	14,840,312
	7,070,000	7.750		09/01/25	7,423,500
	230,000	7.750		09/01/26	240,638
	360,000	7.750		09/01/27	375,750

					60,198,071

United Arab Emirates – 1.5%
	Abu Dhabi Government International Bond (AA/NR)
	8,630,000	3.125		05/03/26	9,039,925
	8,910,000	3.125	(a)	10/11/27	9,344,362
	2,890,000	4.125	(a)	10/11/47	3,386,719

					21,771,006

United States(e) – 1.1%
	JPMorgan Chase Bank NA (NR/NR)
EGP	298,000,000	0.000		04/02/20	16,861,345

Uzbekistan(a) – 0.1%
	Republic of Uzbekistan (BB-/NR)
	$510,000	4.750		02/20/24	534,065

Sovereign Debt Obligations – (continued)
Uzbekistan(a) – (continued)
	Republic of Uzbekistan (BB-/NR)
	1,460,000	5.375		02/20/29	1,601,894

					2,135,959

Venezuela(d)(f) – 0.0%
	Debt and Asset Trading Corp. (NR/NR)
	340,000	1.000		10/10/25	257,656

Zambia – 0.3%
	Republic of Zambia (CCC+/NR)
	7,024,000	5.375		09/20/22	4,903,630
	300,000	8.970		07/30/27	213,281

					5,116,911

	TOTAL SOVEREIGN DEBT OBLIGATIONS
	(Cost $986,480,290)				$979,767,058

Corporate Obligations – 23.7%
Argentina(a)(d) – 0.1%
	Telecom Argentina SA (NR/Caa1)
	$1,480,000	6.500%		06/15/21	$1,343,100

Brazil – 1.3%
	Banco do Brasil SA (CCC+/B2)(c)(d) (10 Year CMT + 6.362%)
	8,210,000	9.000		06/29/49	9,177,754
	Banco do Brasil SA (CCC+/NR)(c)(d) (10 Year CMT + 4.398%)
	4,810,000	6.250		10/29/49	4,742,359
	Embraer Overseas Ltd. (BBB/Ba1)
	890,000	5.696		09/16/23	979,556
	Samarco Mineracao SA (NR/WR)(g)
	3,185,000	4.125		11/01/22	2,301,163
	2,080,000	5.750		10/24/23	1,569,152
	800,000	5.375		09/26/24	601,504

					19,371,488

British Virgin Islands – 1.4%
	Easy Tactic Ltd. (NR/NR)(d)
	460,000	8.125		02/27/23	442,750
	2,650,000	8.125		07/11/24	2,487,184
	Huarong Finance 2017 Co. Ltd. (NR/Baa1)
	450,000	4.250		11/07/27	467,859
	(-1x5 Year CMT + 6.983%)
	3,530,000	4.000	(c)(d)	11/07/99	3,524,485
	Huarong Finance 2019 Co. Ltd.
	8,990,000	3.750		05/29/24	9,200,703
	Huarong Finance II Co. Ltd.
	1,670,000	5.500		01/16/25	1,827,085
	1,820,000	5.000		11/19/25	1,960,481
	650,000	4.625		06/03/26	687,781

					20,598,328

Burundi – 0.3%
	Eastern & Southern African Trade & Development Bank (NR/Baa3)
	3,990,000	5.375		03/14/22	4,101,720

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Cayman Islands – 0.1%
	Bioceanico Sovereign Certificate Ltd. (BB/Ba1)(a)(e)
	$920,000	0.000%		06/05/34	$638,537
	QNB Finance Ltd. (A/Aa3)
	200,000	3.500		03/28/24	206,813

					845,350

Chile(a) – 0.3%
	Embotelladora Andina SA (BBB/NR)
	506,000	5.000		10/01/23	544,709
	Inversiones CMPC SA (BBB-/NR)(d)
	660,000	4.375		05/15/23	689,288
	Sociedad Quimica y Minera de Chile SA (BBB+/Baa1)(d)
	3,291,000	4.375		01/28/25	3,467,891

					4,701,888

China – 0.3%
	China Evergrande Group (NR/NR)(h)
HKD	2,000,000	4.250		02/14/23	222,800
	China Evergrande Group (NR/B2)(d)
	$2,430,000	8.250		03/23/22	2,178,647
	Kaisa Group Holdings Ltd. (NR/NR)(d)
	2,670,000	8.500		06/30/22	2,425,528

					4,826,975

Colombia – 0.7%
	Banco de Bogota SA (NR/Ba2)
	6,870,000	6.250	(a)	05/12/26	7,765,247
	1,980,000	6.250		05/12/26	2,238,019

					10,003,266

Cyprus – 0.1%
	MHP SE (B/NR)
	1,910,000	7.750		05/10/24	2,045,553

Dominican Republic(a)(d) – 0.2%
	Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
	3,220,000	6.750		03/30/29	3,371,944

Ecuador(a)(f) – 0.0%
	Petroamazonas EP (NR/NR)
	570,000	4.625		11/06/20	568,575

Egypt(a)(d) – 0.1%
	The African Export-Import Bank (NR/Baa1)
	1,130,000	3.994		09/21/29	1,132,509

Hong Kong – 0.8%
	CNAC HK Finbridge Co. Ltd. (BBB/NR)
	11,110,000	4.625		03/14/23	11,655,084

India – 0.7%
	Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)(a)
	3,420,000	3.375		07/24/24	3,435,223
	Greenko Investment Co. (B+/NR)(a)(d)
	3,290,000	4.875		08/16/23	3,248,875
	Reliance Industries Ltd. (BBB+/Baa2)
	1,130,000	4.125		01/28/25	1,204,157
	2,430,000	3.667	(a)	11/30/27	2,535,553
	ReNew Power Synthetic (BB-/NR)(d)
	490,000	6.670		03/12/24	496,278

					10,920,086

Corporate Obligations – (continued)
Ireland – 0.5%
	Credit Bank of Moscow Via CBOM Finance PLC (BB-/Ba3)(a)
	3,010,000	5.550		02/14/23	2,993,069
	Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(c)(d) (5 Year USD Swap + 5.416%)
	310,000	7.500		10/05/27	281,713
	Credit Bank of Moscow Via CBOM Finance PLC (NR/Caa2u)(c)(d) (5 Year USD Swap + 6.942%)
	680,000	8.875		08/10/66	547,400
	Phosagro OAO Via Phosagro Bond Funding DAC (BBB-/Baa3)(a)
	3,610,000	3.949		04/24/23	3,703,634

					7,525,816

Isle Of Man – 0.1%
	Gohl Capital Ltd. (NR/Baa1)
	1,730,000	4.250		01/24/27	1,805,147

Ivory Coast – 0.5%
	Brazil Minas SPE via State of Minas Gerais (BB-/NR)(a)(f)
	3,150,000	5.333		02/15/28	3,344,906
	Comunicaciones Celulares SA Via Comcel Trust (NR/Ba1)(d)
	3,980,000	6.875		02/06/24	4,093,181
	Independencia International Ltd. (NR/NR)(a)(g)(i)
	1,277,436	12.000		12/30/16	—

					7,438,087

Jamaica(d) – 0.3%
	Digicel Group Two Ltd. (NR/Ca)(a)
	263,000	8.250		09/30/22	53,376
	Digicel Ltd. (NR/Caa2)(j)
	3,860,000	6.000	(a)	04/15/21	2,717,681
	2,960,000	6.000		04/15/21	2,084,025

					4,855,082

Japan(c)(d) – 0.3%
	SoftBank Group Corp. (B+/Ba3) (5 Year USD ICE Swap + 4.226%)
	4,380,000	6.000		12/31/99	4,051,500

Luxembourg – 1.3%
	Altice Financing SA (B+/B2)(d)
	1,160,000	6.625	(a)	02/15/23	1,190,450
	1,590,000	6.625		02/15/23	1,631,737
	6,310,000	7.500		05/15/26	6,688,600
	Gazprom OAO Via Gaz Capital SA (BBB-/Baa2)
	2,180,000	5.150	(a)	02/11/26	2,372,794
	490,000	5.150		02/11/26	533,334
	410,000	8.625	(h)	04/28/34	581,047
	3,970,000	7.288		08/16/37	5,247,844
	MHP Lux SA (B/NR)
	380,000	6.950		04/03/26	394,250

					18,640,056

Mauritius – 0.6%
	Greenko Investment Co. (B+/NR)(d)
	200,000	4.875		08/16/23	197,500
	Greenko Solar Mauritius Ltd. (NR/Ba1)(a)(d)
	1,610,000	5.550		01/29/25	1,601,950
	1,060,000	5.950		07/29/26	1,065,300

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mauritius – (continued)
	MTN Mauritius Investments Ltd. (BB+/Ba1)
	$3,390,000	5.373%		02/13/22	$3,483,225
	1,790,000	4.755		11/11/24	1,813,415
	1,150,000	6.500	(a)	10/13/26	1,256,950

					9,418,340

Mexico – 4.4%
	Banco Mercantil del Norte SA (BB/Ba2)(a)(c)(d)
	(5 Year CMT + 4.967%)
	3,820,000	6.750		09/27/24	3,803,431
	(10 Year CMT + 5.470%)
	1,350,000	7.500		06/27/29	1,368,225
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/A3)
	730,000	4.125		11/09/22	758,059
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(c)(d) (5 Year CMT + 2.995%)
	1,090,000	5.950		10/01/28	1,169,025
	BBVA Bancomer SA (BB+/NR)(a)(c)(d) (5 Year CMT + 2.650%)
	3,080,000	5.125		01/18/33	2,950,640
	Corporacion Geo SA (NR/NR)(i)
	314,572	8.000		04/13/21	—
	Mexico City Airport Trust (BBB+/Baa3)(d)
	1,180,000	4.250	(a)	10/31/26	1,187,375
	1,409,000	4.250		10/31/26	1,417,806
	5,200,000	3.875	(a)	04/30/28	5,099,250
	2,190,000	5.500	(a)	10/31/46	2,172,891
	722,000	5.500		10/31/46	716,359
	10,548,000	5.500		07/31/47	10,474,164
	860,000	5.500	(a)	07/31/47	853,980
	Petroleos Mexicanos (BBB+/Baa3)
EUR	13,560,000	5.125		03/15/23	16,211,513
	$3,520,000	6.490	(a)(d)	01/23/27	3,660,624
	365,000	6.750		09/21/47	350,035
	2,682,000	6.350		02/12/48	2,456,193
	9,373,000	7.690	(a)(d)	01/23/50	9,774,164
	Unifin Financiera SAB de CV SOFOM ENR (BB/NR)(a)(d)
	1,170,000	7.375		02/12/26	1,149,525

					65,573,259

Netherlands – 1.9%
	Embraer Netherlands Finance B.V. (BBB/Ba1)
	654,000	5.050		06/15/25	717,561
	Embraer Netherlands Finance B.V. (BBB/NR)
	330,000	5.400		02/01/27	374,034
	Greenko Dutch B.V. (NR/Ba1)(d)
	690,000	4.875		07/24/22	690,431
	Greenko Dutch B.V. (NR/Ba1)(a)(d)
	770,000	5.250		07/24/24	772,647
	IHS Netherlands Holdco B.V. (B+/B2)(a)(d)
	490,000	7.125		03/18/25	498,012
	IHS Netherlands Holdco B.V. (B+/B2)(a)(d)
	400,000	8.000		09/18/27	408,536
	Lukoil International Finance B.V. (BBB/Baa2)
	1,450,000	4.563		04/24/23	1,527,938
	Lukoil International Finance B.V. (BBB/NR)
	1,090,000	4.750		11/02/26	1,192,188

Corporate Obligations – (continued)
Netherlands – (continued)
	Metinvest B.V. (B/NR)(a)(d)
	1,045,000	7.750		04/23/23	1,095,944
	MV24 Capital B.V. ((P)BB/NR)(a)
	1,540,000	6.748		06/01/34	1,586,421
	Myriad International Holdings B.V. (BBB-/Baa3)(d)
	460,000	5.500		07/21/25	510,600
	NE Property B.V. (BBB/WR)
EUR	1,390,000	3.750		02/26/21	1,590,782
	NE Property B.V. (BBB/NR)(d)
	980,000	1.750		11/23/24	1,088,524
	Petrobras Global Finance B.V. (BB-/NR)(a)
	$3,432,000	5.093		01/15/30	3,580,091
	Petrobras Global Finance B.V. (BB-/Ba2)
	2,150,000	6.900		03/19/49	2,462,959
	Syngenta Finance NV (BBB-/Ba2)(a)(d)
	2,340,000	5.182		04/24/28	2,479,558
	7,910,000	5.676		04/24/48	8,163,515

					28,739,741

Panama(a) – 0.0%
	Autoridad del Canal de Panama (A/A1)
	380,000	4.950		07/29/35	435,100

Peru – 1.2%
	ABY Transmision Sur SA (BBB/NR)(a)
	5,077,440	6.875		04/30/43	6,241,443
	Banco de Credito del Peru (BBB+/NR)(a)(d)
	5,290,000	2.700		01/11/25	5,285,768
	Corp. Lindley SA (BBB/NR)
	1,630,000	6.750	(a)	11/23/21	1,723,725
	3,560,000	6.750		11/23/21	3,764,700
	120,000	4.625	(a)	04/12/23	126,075

					17,141,711

Singapore(d)(k) – 0.0%
	Eterna Capital Pte Ltd. (CCC+p/Caa1)
	364,220	8.000		12/11/22	258,596
	Innovate Capital Pte Ltd. (NR/NR)
	602,467	6.000		12/11/24	289,184

					547,780

South Africa – 0.2%
	Eskom Holdings SOC Ltd. (CCC+/B3)
	520,000	6.750		08/06/23	534,604
	800,000	7.125		02/11/25	824,000
	Eskom Holdings SOC Ltd. (BB/Baa3)(f)
	1,470,000	6.350		08/10/28	1,573,589

					2,932,193

Thailand(c)(d) – 0.1%
	PTTEP Treasury Center Co. Ltd. (BB+/Baa3)(5 Year CMT + 2.724%)
	1,100,000	4.600		07/17/49	1,124,062

Turkey – 1.5%
	Akbank T.A.S. (NR/Caa2)(c)(d) (5 Year USD Swap + 4.029%)
	1,384,000	6.797		04/27/28	1,252,520

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Turkey – (continued)
	Hazine Mustesarligi Varlik Kiralama A/S (NR/B1)
	$6,700,000	5.004	%(a)	04/06/23	$6,624,625
	620,000	5.004		04/06/23	613,025
	TC Ziraat Bankasi A/S (NR/B2)
	500,000	5.125		05/03/22	483,594
	770,000	5.125	(a)	09/29/23	722,116
	Turkiye Vakiflar Bankasi TAO (NR/B2)(a)
	1,850,000	8.125		03/28/24	1,890,214
	Yapi ve Kredi Bankasi A/S (NR/B2)
	1,820,000	6.100		03/16/23	1,783,600
	200,000	5.850		06/21/24	189,687
	4,610,000	8.250	(a)	10/15/24	4,776,997
	Yapi ve Kredi Bankasi A/S (NR/Caa2u)(c)(d) (5 year USD Swap + 11.245%)
	4,330,000	13.875		01/15/49	4,662,869

					22,999,247

United Arab Emirates – 1.9%
	Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
	15,210,000	4.600		11/02/47	17,681,625
	Abu Dhabi National Energy Co. PJSC (NR/NR)(a)
	230,000	4.000		10/03/49	231,437
	Dolphin Energy Ltd. LLC (NR/A2)
	2,580,000	5.500		12/15/21	2,748,990
	DP World PLC (NR/Baa1)(h)
	7,600,000	1.750		06/19/24	7,547,750

					28,209,802

United Kingdom – 0.4%
	European Bank for Reconstruction & Development (NR/NR)
UAH	160,000,000	16.950		04/03/20	6,591,582

United States – 1.2%
	Brazil Loan Trust 1 (BB-/NR)(a)(f)
	$6,034,595	5.477		07/24/23	6,281,636
	Citigroup Global Markets Holdings, Inc. (NR/NR)
UAH	70,010,000	14.640		06/15/20	2,885,616
	38,950,000	14.300		07/10/20	1,597,754
	SASOL Financing USA LLC (BBB-/Baa3)(d)
	$6,720,000	5.875		03/27/24	7,242,900
	The Bank of New York Mellon SA (NR/NR)(i)(g)
	520,000	9.625		05/03/21	—

					18,007,906

Venezuela(g) – 0.9%
	Petroleos de Venezuela SA (NR/NR)
	138,210,000	6.000		10/28/22	8,292,600
	Petroleos de Venezuela SA (D/NR)
	41,690,000	6.000		05/16/24	3,335,200
	3,387,934	6.000		11/15/26	271,035
	19,170,000	5.375		04/12/27	1,533,600
	Petroleos de Venezuela SA (CCC-/NR)
	2,180,000	5.500		04/12/37	174,400

					13,606,835

	TOTAL CORPORATE OBLIGATIONS
	(Cost $396,378,314)				$355,129,112

Municipal Debt Obligations(d) – 0.4%
Puerto Rico – 0.4%
	Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1 (NR/NR)
	$405,000	4.500		07/01/34	$432,637
	204,000	4.550		07/01/40	210,336
	1,504,000	4.750		07/01/53	1,560,400
	3,803,000	5.000		07/01/58	4,009,199

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $5,722,014)				$6,212,572

Shares		Dividend Rate			Value

Investment Company(l) – 0.4%
	Goldman Sachs Financial Square Government Fund – Institutional Shares
	5,911,417	2.032%			$5,911,417
	(Cost $5,911,417)

	TOTAL INVESTMENTS – 90.0%
	(Cost $1,394,492,035)				$1,347,020,159

	OTHER ASSETS IN EXCESS OF LIABILITIES – 10.0%				149,015,117

	NET ASSETS – 100.0%				$1,496,035,276

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $12,026,362, which represents approximately 0.8% of the Fund’s net assets as of September 30, 2019.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2019.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2019, the value of securities pledged amounted to $4,772,167, which represents approximately 0.3% of the Fund’s net assets as of September 30, 2019.

(k)	Pay-in-kind securities.

(l)	Represents an affiliated fund.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Currency Abbreviations:
ARS	—Argentine Peso
BRL	—Brazilian Real
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Peso
EGP	—Egyptian Pound
EUR	—Euro
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
KRW	—South Korean Won
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
UAH	—Ukraine Hryvna
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
MTN	—Medium Term Note
NR	—Not Rated
PLC	—Public Limited Company
RB	—Revenue Bond
TIIE	—La Tasa de Interbank Equilibrium Interest Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	BRL	10,529,496	USD	2,523,062	10/02/19	$10,786
	BRL	108,320,674	USD	25,876,857	11/04/19	127,990
	COP	9,067,461,502	USD	2,594,392	11/08/19	6,465
	EUR	3,203,284	HUF	1,065,468,620	12/18/19	27,808
	EUR	2,299,689	PLN	10,026,052	12/18/19	18,945
	IDR	172,046,725,032	USD	12,008,261	10/09/19	122,228
	INR	1,263,799,294	USD	17,738,619	10/09/19	112,410
	MXN	455,342,323	USD	22,770,532	12/18/19	13,832
	PEN	36,232,021	USD	10,671,857	11/06/19	62,889
	RUB	162,551,483	USD	2,499,808	10/15/19	1,577
	TRY	14,856,757	EUR	2,274,754	12/18/19	69,568
	TRY	81,687,798	USD	13,865,234	12/18/19	234,208

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	TWD	156,682,598	USD	5,019,184	10/03/19	$29,673
	USD	7,036,994	BRL	28,791,456	10/02/19	108,537
	USD	55,513,558	CLP	40,117,864,686	10/01/19	492,597
	USD	9,939,404	CLP	7,183,087,018	10/25/19	83,024
	USD	10,663,985	CNH	76,026,209	12/18/19	37,934
	USD	9,380,538	COP	32,356,265,682	10/10/19	87,092
	USD	17,602,357	COP	60,615,224,613	11/08/19	215,845
	USD	190,248,102	EUR	172,298,478	11/27/19	1,651,059
	USD	2,532,679	EUR	2,274,000	12/18/19	38,774
	USD	12,396,096	HUF	3,678,407,142	12/18/19	363,683
	USD	2,524,725	IDR	35,652,621,002	10/09/19	10,967
	USD	2,405,191	INR	170,022,956	10/09/19	3,635
	USD	2,502,156	KRW	2,990,016,356	11/25/19	4,805
	USD	22,852,105	MXN	443,026,069	10/07/19	428,921
	USD	18,160,153	MXN	359,521,815	12/18/19	170,444
	USD	2,526,477	PEN	8,461,171	11/06/19	19,619
	USD	9,481,308	PLN	36,681,713	10/30/19	330,234
	USD	2,504,781	PLN	9,852,999	12/18/19	44,852
	USD	6,543,168	RON	28,119,264	12/18/19	90,812
	USD	7,565,345	RUB	485,064,795	10/15/19	101,041
	USD	5,036,141	SGD	6,918,373	12/18/19	25,942
	USD	5,053,665	TWD	156,682,599	10/03/19	4,809
	USD	10,703,353	TWD	329,138,817	10/30/19	75,687
	USD	15,124,746	ZAR	227,500,805	12/18/19	257,032
	ZAR	29,794,421	USD	1,950,362	11/13/19	5,435
	ZAR	77,096,683	USD	5,018,086	12/18/19	20,363

TOTAL						$5,511,522

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	BRL	147,539,568	USD	35,740,729	10/02/19	$(236,385)
	CLP	40,117,864,686	USD	55,834,963	10/01/19	(814,004)
	CLP	3,560,668,701	USD	4,934,271	10/25/19	(48,447)
	COP	32,356,265,681	USD	9,607,386	10/10/19	(313,939)
	COP	62,109,669,193	USD	18,079,184	11/08/19	(264,013)
	CZK	161,848,383	USD	6,926,158	12/18/19	(75,743)
	EUR	4,562,194	CZK	118,336,698	12/18/19	(5,357)
	EUR	2,285,379	HUF	766,482,597	12/18/19	(851)
	EUR	4,654,634	ILS	18,090,598	12/18/19	(121,760)
	EUR	6,984,000	USD	7,671,414	11/27/19	(26,763)
	EUR	2,540,991	USD	2,828,069	12/18/19	(41,354)
	HUF	761,393,648	EUR	2,274,923	12/18/19	(4,328)
	HUF	758,091,916	PLN	9,970,040	12/18/19	(9,360)
	HUF	761,605,343	USD	2,517,298	12/18/19	(26,016)
	IDR	21,145,429,645	USD	1,511,359	10/09/19	(20,460)
	KRW	16,265,313,182	USD	13,629,647	11/25/19	(44,369)
	MXN	144,927,314	USD	7,328,563	12/18/19	(76,707)
	PEN	12,845,300	USD	3,830,184	11/06/19	(24,406)
	PLN	130,633,629	EUR	29,950,656	12/18/19	(232,632)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	PLN	101,960,720	USD	25,985,860	12/18/19	$(530,046)
	RON	10,911,044	EUR	2,283,610	12/18/19	(754)
	RUB	1,897,301,669	USD	29,511,959	10/15/19	(315,785)
	TWD	78,428,864	USD	2,534,624	10/30/19	(2,210)
	USD	30,949,847	BRL	129,277,609	10/02/19	(159,886)
	USD	10,315,024	IDR	147,591,086,921	10/09/19	(91,173)
	USD	14,877,075	ILS	52,195,459	12/18/19	(202,609)
	USD	15,195,893	INR	1,093,776,337	10/09/19	(253,579)
	USD	2,493,041	INR	178,183,883	11/25/19	(11,899)
	USD	1,465,969	INR	104,530,890	12/03/19	(2,069)
	USD	7,774,405	MXN	154,363,675	10/07/19	(38,510)
	USD	5,054,793	MXN	101,423,282	12/18/19	(20,213)
	USD	13,334,838	SGD	18,429,813	12/18/19	(11,801)
	USD	4,710,999	TRY	27,445,065	12/18/19	(26,062)
	USD	5,032,559	TWD	155,898,100	10/30/19	(1,284)
	ZAR	37,131,490	EUR	2,284,000	12/18/19	(78,242)
	ZAR	206,923,716	USD	13,809,553	12/18/19	(286,601)

TOTAL						$(4,419,617)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	526	12/19/19	$100,942,687	$(1,169,988)
Ultra 10 Year U.S. Treasury Notes	452	12/19/19	64,367,625	(825,278)
30 Day Federal Funds	336	11/29/19	137,554,003	7,268
2 Year U.S. Treasury Notes	640	12/31/19	137,920,000	(190,303)
5 Year U.S. Treasury Notes	1,232	12/31/19	146,790,876	(468,744)
20 Year U.S. Treasury Bonds	311	12/19/19	50,479,188	(955,904)

Total				$(3,602,949)
Short position contracts:
Eurodollars	(396)	12/16/19	(97,059,600)	(721,711)
Eurodollars	(2)	12/14/20	(492,625)	(3,123)
10 Year U.S. Treasury Notes	(298)	12/19/19	(38,833,125)	(10,456)

Total				$(735,290)

TOTAL FUTURES CONTRACTS				$(4,338,239)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
8.360%(a)	Mexico IB TIIE 28D	03/18/20	MXN	3,109,400		$(585,498)	$(1,507,145)	$921,647
6.500(b)	3M JIBAR	12/18/20	ZAR	975,780	(c)	57,123	(40,688)	97,811
7.950(a)	Mexico IB TIIE 28D	06/16/21	MXN	218,500		(218,129)	(2,309)	(215,820)
3M KWCDC(b)	1.250	12/18/21	KRW	279,483,130		130,541	725,607	(595,066)
1.750(b)	3M LIBOR(d)	12/18/21		$60,020	(c)	(226,281)	(290,025)	63,744
10.300(a)	1M BID Avg	01/03/22	BR	L 51		(1,483)	(72)	(1,411)
0.000(d)	6M EURO(e)	12/18/22	EUR	23,410	(c)	(354,618)	(405,051)	50,433
1M BID Avg(a)	6.660	01/02/23	BRL	164,325		736,945	435,038	301,907
1M BID Avg(a)	6.849	01/02/23		33,925		194,772	—	194,772
0.250(d)	6M EURO(e)	12/18/24	EUR	32,110	(c)	(1,158,234)	(1,197,677)	39,443
1.860(d)	6M WIBOR(e)	12/18/24	PLN	345,870	(c)	(889,381)	(589,916)	(299,465)
0.500(d)	6M EURO(e)	12/18/26	EUR	33,600	(c)	(2,111,010)	(2,149,665)	38,655
7.750(a)	Mexico IB TIIE 28D	09/05/29	MXN	49,050		(177,726)	(2,730)	(174,996)
0.750(d)	6M EURO(e)	12/18/29	EUR	12,800	(c)	(1,266,240)	(1,234,137)	(32,103)
0.250(d)	6M EURO(e)	12/18/39		5,150	(c)	(58,294)	49,402	(107,696)
1.250(d)	6M EURO(e)	12/18/49		1,630	(c)	(547,910)	(486,974)	(60,936)

TOTAL						$(6,475,423)	$(6,696,342)	$220,919

(a)	Payments made monthly.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(d)	Payments made semi-annually.
(e)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.125%	Barclays Bank PLC	06/20/21	$7,030	$(107,556)	$13,158	$(120,714)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.172	Barclays Bank PLC	12/20/21	17,730	(329,007)	(13,988)	(315,019)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.218	Barclays Bank PLC	06/20/22	18,480	(393,801)	(94,246)	(299,555)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.250	Barclays Bank PLC	12/20/22	10,860	(261,168)	(144,212)	(116,956)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.089	BofA Securities LLC	12/20/20	9,500	(108,819)	20,510	(129,329)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	BofA Securities LLC	06/20/21	12,670	(193,847)	47,536	(241,383)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.089	Citibank NA	12/20/20	20,690	(236,997)	52,967	(289,964)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	Citibank NA	06/20/21	51,990	(795,430)	132,474	(927,904)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased: (continued)
People’s Republic of China, 7.500%, 10/28/27	(1.000) %	0.218%	Citibank NA	06/20/22	$9,400	$(200,310)	$(77,245)	$(123,065)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.089	Deutsche Bank AG (London)	12/20/20	5,280	(60,480)	11,850	(72,330)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.126	Deutsche Bank AG (London)	06/20/21	28,030	(428,849)	37,493	(466,342)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.172	Deutsche Bank AG (London)	12/20/21	15,570	(288,926)	25,759	(314,685)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.089	JPMorgan Securities, Inc.	12/20/20	18,200	(208,476)	32,813	(241,289)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	JPMorgan Securities, Inc.	06/20/21	21,650	(331,237)	26,253	(357,490)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.172	JPMorgan Securities, Inc.	12/20/21	1,650	(30,618)	2,757	(33,375)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.218	JPMorgan Securities, Inc.	06/20/22	14,680	(312,815)	(118,907)	(193,908)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.249	JPMorgan Securities, Inc.	12/20/22	3,650	(87,777)	(53,874)	(33,903)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	UBS AG (London)	06/20/21	18,520	(283,350)	29,406	(312,756)

TOTAL						(4,659,463)	$(69,496)	$(4,589,967)
Protection Sold:
Republic of Colombia, 10.375%, 01/28/33	1.000	0.180	Barclays Bank PLC	12/20/19	5,720	12,239	(10,413)	22,652
Republic of Chile, 3.875%, 08/05/20	1.000	0.108	Citibank NA	12/20/20	11,510	129,142	(38,365)	167,507
Republic of Colombia, 10.375%, 01/28/33	1.000	0.530	Citibank NA	12/20/22	3,940	59,509	—	59,509
Ukraine Government, 7.375%, 09/25/32	5.000	3.989	Deutsche Bank AG (London)	12/20/23	3,820	151,486	(283,526)	435,012
Republic of Colombia, 10.375%, 01/28/33	1.000	0.530	JPMorgan Securities, Inc.	12/20/22	3,600	54,373	1,071	53,302

TOTAL						$(406,749)	$(331,233)	$737,982

TOTAL						$(4,252,714)	$(400,729)	$(3,851,985)

(a)	Payments made quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
Republic of South Africa, 5.500%, 03/09/20	(1.000)%	1.628%	12/20/23	$9,350	$232,209	$303,087	$(70,878)
Republic of Turkey, 11.875%, 01/15/30	(1.000)	3.403	06/20/24	10,040	1,021,975	1,226,846	(204,871)
Protection Sold:
Republic of Colombia, 10.375%, 01/28/33	1.000	0.629	06/20/23	2,770	37,998	(9,785)	47,783
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.368	12/20/23	9,460	247,794	11,343	236,451
Republic of Colombia, 10.375%, 01/28/33	1.000	0.704	12/20/23	53,990	666,563	(597,205)	1,263,768
Republic of Turkey, 11.875%, 01/15/30	1.000	3.261	12/20/23	4,160	(361,571)	(503,169)	141,598
Republic of Chile, 3.875%, 08/05/20	1.000	0.327	06/20/24	2,020	62,859	58,400	4,459
State of Qatar, 9.750%, 06/15/30	1.000	0.482	06/20/24	8,010	191,714	164,597	27,117
Republic of Peru, 8.750%, 11/21/33	1.000	0.489	06/20/24	16,310	385,491	282,629	102,862
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.690	06/20/24	43,620	627,319	334,644	292,675
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.818	06/20/24	15,940	135,768	52,088	83,680
Republic of Colombia, 10.375%, 01/28/33	1.000	0.830	06/20/24	9,400	75,315	(4,255)	79,570
United Mexican States, 4.150%, 03/28/27	1.000	1.047	06/20/24	11,760	(21,456)	(150,513)	129,057
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	1.235	06/20/24	8,940	(91,405)	(154,458)	63,053
Republic of Lebanese, 6.250%, 11/04/24	1.000	12.627	06/20/24	450	(167,271)	(118,543)	(48,728)
Republic of Chile, 3.875%, 08/05/20	1.000	0.371	12/20/24	1,900	60,775	53,440	7,335
State of Qatar, 9.750%, 06/15/30	1.000	0.540	12/20/24	6,400	149,825	145,868	3,957
Republic of Peru, 8.750%, 11/21/33	1.000	0.554	12/20/24	5,240	119,012	116,562	2,450
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.757	12/20/24	9,810	121,898	149,312	(27,414)
Russian Federation, 7.500%, 03/31/30	1.000	0.859	12/20/24	8,170	59,847	(65,990)	125,837

Republic of Indonesia, 5.875%, 03/13/20	1.000	0.906	12/20/24	6,360	31,465	7,710	23,755

TOTAL					$3,586,124	$1,302,608	$2,283,516

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

(a)	Payments made quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – 3.1%
Automotive(b) – 0.2%
Adient US LLC (BB-/Ba2) (3M LIBOR + 4.250%)
$2,553,600	6.889%		05/06/24	$2,508,274
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
1,940,152	5.530		11/06/24	1,928,627

				4,436,901

Energy(c) – 0.1%
McDermott Technology Americas, Inc. (CCC+/B2)
1,895,190	0.000		05/09/25	1,191,601

Gaming(b) – 0.3%
MGM Growth Properties LLC (BB+/Ba3) (1M LIBOR + 2.000%)
3,382,474	4.044		03/21/25	3,387,649
Mohegan Tribal Gaming Authority (B-/B1) (1M LIBOR + 4.000%)
4,663,078	6.044		10/13/23	4,308,824

				7,696,473

Health Care – Services(b) – 0.1%
Team Health Holdings, Inc. (B/B2) (1M LIBOR + 2.750%)
4,032,223	4.794		02/06/24	3,309,770

Media – Cable(b) – 0.2%
Altice France SA (B/B2) (1M LIBOR + 3.688%)
3,900,377	5.715		01/31/26	3,868,706

Media – Non Cable(b) – 0.1%
WMG Acquisition Corp. (BB-/Ba3) (1M LIBOR + 2.125%)
2,400,000	4.169		11/01/23	2,401,200

Packaging(b) – 0.2%
Charter NEX US Holdings, Inc. (B/B2) (1M LIBOR + 3.000%)
3,845,495	5.044		05/16/24	3,804,656

Real Estate Investment Trust(b) – 0.2%
Brookfield Property REIT, Inc. (BB+/Ba3) (1M LIBOR + 2.500%)
4,515,789	4.544		08/27/25	4,450,897

Retailers(b) – 0.3%
Staples, Inc. (B+/B1) (3M LIBOR + 5.000%)
5,760,563	7.123		04/16/26	5,675,364

Services Cyclical – Business Services(b) – 0.2%
Travelport Finance (Luxembourg) S.a.r.l. (B+/B2) (3M LIBOR + 5.000%)
4,425,000	7.104		05/29/26	3,988,828

Technology – Software/Services – 1.1%
Cerence, Inc. (NR/NR)(c)
2,275,000	0.000		09/04/26	2,138,500
Financial & Risk US Holdings, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
6,103,875	5.794		10/01/25	6,134,394
Mitchell International, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
5,681,738	5.294		11/29/24	5,437,196
The Dun & Bradstreet Corp. (B-/B2)(b) (1M LIBOR + 5.000%)
4,700,000	7.054		02/06/26	4,727,683
TriTech Software Systems (B/B3)(b) (1M LIBOR + 3.750%)
3,424,125	5.794		08/29/25	3,187,278

Bank Loans(a) – (continued)
Technology – Software/Services – (continued)
Vertafore, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
3,845,938	5.294		07/02/25	3,732,021

				25,357,072

Telecommunication Services(b) – 0.1%
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR + 2.750%)
2,238,608	4.794		01/31/25	2,222,445

TOTAL BANK LOANS
(Cost $69,895,293)				$68,403,913

Corporate Obligations – 91.1%
Advertising(d) – 0.2%
National CineMedia LLC (B-/B3)
$2,500,000	5.750%		08/15/26	$2,412,500
Outfront Media Capital LLC/Outfront Media Capital Corp. (BB-/B1)(e)
1,160,000	5.000		08/15/27	1,218,000

				3,630,500

Aerospace & Defense – 1.9%
Arconic, Inc. (BBB-/Ba2)
2,155,000	6.150		08/15/20	2,220,814
2,155,000	5.400	(d)	04/15/21	2,233,270
Bombardier, Inc. (B-/Caa1)(e)
3,035,000	5.750		03/15/22	3,084,167
2,350,000	6.000	(d)	10/15/22	2,341,187
4,100,000	6.125		01/15/23	4,146,125
10,150,000	7.500	(d)	03/15/25	10,124,625
5,295,000	7.875	(d)	04/15/27	5,255,287
TransDigm, Inc. (B-/B3)(d)
10,135,000	6.500		05/15/25	10,553,069
3,580,000	6.375		06/15/26	3,759,000

				43,717,544

Auto Manufacturers(d)(e) – 0.0%
Allison Transmission, Inc. (NR/Ba3)
1,075,000	5.000		10/01/24	1,097,844

Automotive – 1.2%
Adient US LLC (BB-/Ba2)(d)(e)
2,390,000	7.000		05/15/26	2,500,538
American Axle & Manufacturing, Inc. (B/B2)(d)
7,140,000	6.250		04/01/25	6,916,875
CB Lear Corp. (NR/NR)(d)(f)(g)
6,750,000	8.500		12/01/13	—
Dana Financing Luxembourg S.a.r.l. (BB-/B2)(d)(e)
2,440,000	5.750		04/15/25	2,488,800
Delphi Technologies PLC (BB/B1)(e)
3,730,000	5.000		10/01/25	3,310,375
General Motors Liquidation Co. (NR/NR)(f)
2,000,000	7.700	(g)	04/15/16	—
7,125,000	7.125	(g)	07/15/13	—
1,000,000	8.800	(g)	03/01/21	—
14,500,000	8.375	(g)	07/15/33	—

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
	IHO Verwaltungs GmbH (BB+/Ba1)(d)(e)(h)
	(PIK 5.500%, Cash 4.750%)
	$2,695,000	4.750%		09/15/26	$2,644,469
	(PIK 6.750%, Cash 6.000%)
	900,000	6.000		05/15/27	907,875
	Panther BF Aggregator 2 LP/Panther Finance Co., Inc. (B/B3)(d)(e)
	3,790,000	8.500		05/15/27	3,832,637
	Panther BF Aggregator 2 LP/Panther Finance Co., Inc. (B+/Ba3)(d)(e)
	2,700,000	6.250		05/15/26	2,831,625
	Tenneco, Inc. (BB-/B3)(d)
	2,500,000	5.000		07/15/26	2,043,750

					27,476,944

Banks – 1.4%
	Barclays PLC (B+/Ba3)(b)(d) (5 year CMT + 5.672%)
	5,350,000	8.000		06/15/24	5,711,804
	CIT Group, Inc. (BB/Ba1)
	35,000	6.125		03/09/28	41,038
	CIT Group, Inc. (BB+/Ba1)
	1,630,000	5.000		08/15/22	1,723,725
	Citigroup, Inc. (BB+/Ba1)(b)(d) (3M USD LIBOR + 3.423%)
	6,125,000	6.300		05/15/24	6,484,844
	Deutsche Bank AG (BB+/Ba2)(b)(d) (5 Year USD ICE Swap + 2.553%)
	5,150,000	4.875		12/01/32	4,655,178
	Intesa Sanpaolo SpA (BB+/Ba1)(e)
	2,350,000	5.017		06/26/24	2,417,562
	4,125,000	5.710		01/15/26	4,372,500
	Royal Bank of Scotland Group PLC (BB-/Ba2)(b)(d) (3M USD LIBOR + 2.320%)
	2,300,000	4.424		09/30/27	2,173,500
	UBS Group Funding Switzerland AG (BB/Ba1u)(b)(d)(e) (5 Year USD Swap + 4.344%)
	4,000,000	7.000		01/31/24	4,265,000

					31,845,151

Building Materials(d)(e) – 1.8%
	American Woodmark Corp. (BB/Ba3)
	3,170,000	4.875		03/15/26	3,189,812
	BMC East LLC (BB/B1)
	4,225,000	5.500		10/01/24	4,367,594
	Builders FirstSource, Inc. (BB-/B2)
	6,025,000	6.750		06/01/27	6,491,937
	Cornerstone Building Brands, Inc. (B-/Caa1)
	6,465,000	8.000		04/15/26	6,359,944
	JELD-WEN, Inc. (BB-/B1)
	3,730,000	4.625		12/15/25	3,734,662
	4,220,000	4.875		12/15/27	4,177,800
	Masonite International Corp. (BB+/Ba3)
	2,675,000	5.375		02/01/28	2,788,688
	Standard Industries, Inc. (BBB-/Ba2)
	4,160,000	5.375		11/15/24	4,279,600
	1,290,000	5.000		02/15/27	1,337,150
	Summit Materials LLC/Summit Materials Finance Corp. (BB/B3)
	2,580,000	6.500		03/15/27	2,754,150

					39,481,337

Corporate Obligations – (continued)
Capital Goods(d)(e)(f)(g)(h) – 0.0%
	LyondellBasell Industries NV (NR/NR)
EUR	2,250,000	1.000		08/15/15	—

Chemicals – 2.7%
	Atotech Alpha 2 B.V. (CCC+/Caa1)(d)(e)(h) (PIK 9.500%, Cash 8.750%)
	$1,350,000	8.750		06/01/23	1,341,563
	Axalta Coating Systems LLC (BB-/B1)(d)(e)
	3,300,000	4.875		08/15/24	3,415,500
	Hexion, Inc. (B-/B3)(d)(e)
	1,300,000	7.875		07/15/27	1,283,750
	Ingevity Corp. (NR/Ba3)(d)(e)
	3,295,000	4.500		02/01/26	3,295,000
	Nell AF S.a.r.l. (NR/NR)(f)(g)
	10,625,000	8.375		12/30/49	—
	Olin Corp. (BB+/Ba1)(d)
	1,650,000	5.000		02/01/30	1,650,000
	PQ Corp. (B/B3)(d)(e)
	5,475,000	5.750		12/15/25	5,639,250
	PQ Corp. (BB-/B1)(d)(e)
	3,790,000	6.750		11/15/22	3,922,650
	SPCM SA (BB+/Ba2)(d)(e)
	5,150,000	4.875		09/15/25	5,253,000
	Starfruit Finco B.V./Starfruit US Holdco LLC (B-/Caa1)(d)(e)
	5,365,000	8.000		10/01/26	5,351,587
	The Chemours Co. (BB-/Ba3)(d)
	2,550,000	7.000		05/15/25	2,406,563
	Tronox Finance PLC (B-/B3)(d)(e)
	2,450,000	5.750		10/01/25	2,278,500
	Valvoline, Inc. (BB/Ba3)(d)
	4,490,000	5.500		07/15/24	4,663,987
	4,055,000	4.375		08/15/25	4,125,962
	WR Grace & Co-Conn (BB-/Ba3)(e)
	2,595,000	5.125		10/01/21	2,692,313
	11,940,000	5.625		10/01/24	12,880,275

					60,199,900

Commercial Services – 2.5%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (BB/B1)(d)
	371,000	5.500		04/01/23	378,420
	3,135,000	6.375	(e)	04/01/24	3,276,075
	Graham Holdings Co. (BB+/Ba1)(d)(e)
	3,350,000	5.750		06/01/26	3,605,438
	Herc Holdings, Inc. (B+/B3)(d)(e)
	5,540,000	5.500		07/15/27	5,733,900
	Nielsen Finance LLC/Nielsen Finance Co. (BB/B1)(d)(e)
	4,195,000	5.000		04/15/22	4,210,731
	Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)(d)(e)
	2,255,000	9.250		05/15/23	2,367,750
	Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)(e)
	6,825,000	5.250		04/15/24	6,995,625
	Refinitiv US Holdings, Inc. (B-/Caa2)(d)(e)
	8,939,000	8.250		11/15/26	9,855,247
	Team Health Holdings, Inc. (CCC+/Caa2)(d)(e)(i)
	5,410,000	6.375		02/01/25	3,746,425

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
The Hertz Corp. (B+/B1)(d)(e)
$2,910,000	7.625%		06/01/22	$3,030,038
The Nielsen Co. Luxembourg S.a.r.l. (BB/B1)(d)(e)
4,550,000	5.000		02/01/25	4,487,437
United Rentals North America, Inc. (BB-/Ba3)(d)
4,670,000	6.500		12/15/26	5,072,787
2,985,000	4.875		01/15/28	3,100,669

				55,860,542

Computers(d) – 1.3%
Banff Merger Sub, Inc. (CCC+/Caa2)(e)
5,400,000	9.750		09/01/26	5,130,000
Dell International LLC/EMC Corp. (BB/Ba2)(e)
4,930,000	5.875		06/15/21	5,010,113
13,960,000	7.125		06/15/24	14,727,800
EMC Corp. (BB-/Ba2)
2,490,000	3.375		06/01/23	2,490,000
MTS Systems Corp. (B+/B3)(e)
600,000	5.750		08/15/27	624,000
Western Digital Corp. (BB+/Baa3)
2,260,000	4.750		02/15/26	2,316,500

				30,298,413

Distribution & Wholesale(d) – 1.3%
Core & Main Holdings LP (B-/Caa2)(e) (h) (PIK 9.375%, Cash 8.625%)
5,000,000	8.625		09/15/24	5,062,500
Core & Main LP (B-/Caa2)(e)
2,725,000	6.125		08/15/25	2,718,188
H&E Equipment Services, Inc. (BB-/B2)
6,035,000	5.625		09/01/25	6,200,962
IAA, Inc. (B/B2)(e)
1,450,000	5.500		06/15/27	1,537,000
Performance Food Group, Inc. (B+/B1)(e)
850,000	5.500		10/15/27	894,625
Performance Food Group, Inc. (BB-/B1)(e)
6,700,000	5.500		06/01/24	6,867,500
Resideo Funding, Inc. (BB+/B1)(e)
1,500,000	6.125		11/01/26	1,595,366
Univar USA, Inc. (BB-/B2)(e)
3,840,000	6.750		07/15/23	3,878,400

				28,754,541

Diversified Financial Services – 4.7%
Allied Universal Holdco. LLC/Allied Universal Finance Corp. (B-/B3)(d)(e)
2,575,000	6.625		07/15/26	2,713,406
Allied Universal Holdco. LLC/Allied Universal Finance Corp. (CCC/Caa2)(d)(e)
4,315,000	9.750		07/15/27	4,487,600
Ally Financial, Inc. (BB+/NR)
6,280,000	4.125		02/13/22	6,429,150
Ally Financial, Inc. (BB+/Ba2)
9,150,000	8.000		11/01/31	12,672,750
Curo Group Holdings Corp. (B-/B3)(d)(e)
5,425,000	8.250		09/01/25	4,733,313

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Global Aircraft Leasing Co. Ltd. (NR/Ba2)(d)(e)(h) (PIK 7.250%, Cash 6.500%)
6,775,000	6.500		09/15/24	6,842,750
Nationstar Mortgage Holdings, Inc. (B/B2)(d)(e)
9,475,000	8.125		07/15/23	9,865,844
Navient Corp. (B+/Ba3)
6,490,000	5.875		03/25/21	6,700,925
3,090,000	6.625		07/26/21	3,259,950
1,090,000	7.250		01/25/22	1,177,200
7,890,000	5.500		01/25/23	8,166,150
8,670,000	6.125		03/25/24	8,995,125
3,035,000	6.750		06/15/26	3,103,288
Quicken Loans, Inc. (BB/Ba1)(d)(e)
7,450,000	5.250		01/15/28	7,689,048
Springleaf Finance Corp. (BB-/Ba3)
9,215,000	5.625		03/15/23	9,837,012
5,190,000	7.125		03/15/26	5,747,925
2,175,000	6.625	(d)	01/15/28	2,338,125

				104,759,561

Electrical(d) – 2.2%
Calpine Corp. (B/B2)
6,050,000	5.375		01/15/23	6,110,500
2,050,000	5.500		02/01/24	2,075,625
5,435,000	5.750		01/15/25	5,570,875
Calpine Corp. (BB/Ba2)(e)
5,995,000	5.250		06/01/26	6,197,331
DPL, Inc. (BBB-/Ba1)
2,633,000	7.250		10/15/21	2,825,025
NRG Energy, Inc. (NR/Ba3)
2,990,000	5.750		01/15/28	3,214,250
NRG Energy, Inc. (BB/Ba3)
595,000	7.250		05/15/26	653,013
200,000	6.625		01/15/27	216,750
905,000	5.250	(e)	06/15/29	972,875
Talen Energy Supply LLC (B/B3)
4,380,000	6.500		06/01/25	3,328,800
2,050,000	10.500	(e)	01/15/26	1,768,125
Talen Energy Supply LLC (BB/Ba3)(e)
3,850,000	7.250		05/15/27	3,898,125
1,675,000	6.625		01/15/28	1,645,688
Vistra Operations Co. LLC (BB/Ba3)(e)
1,249,000	5.625		02/15/27	1,313,011
9,550,000	5.000		07/31/27	9,843,280

				49,633,273

Electrical Components & Equipment(d) – 0.4%
Energizer Holdings, Inc. (B+/B2)(e)
3,635,000	7.750		01/15/27	4,034,850
WESCO Distribution, Inc. (BB/B1)
5,685,000	5.375		12/15/21	5,720,531

				9,755,381

Electronics – 0.4%
Sensata Technologies B.V. (BB+/Ba3)(e)
1,040,000	5.000		10/01/25	1,111,500
Sensata Technologies, Inc. (BB+/Ba3)(d)(e)
3,250,000	4.375		02/15/30	3,237,813

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics – (continued)
	The ADT Security Corp. (BB-/Ba3)
	$5,060,000	4.125%		06/15/23	$5,129,575

					9,478,888

Energy – Exploration & Production(d)(f)(g) – 0.0%
	Berry Petroleum Co. LLC (NR/NR)
	2,050,000	6.750		11/01/20	—
	28,160,000	6.375		09/15/22	—

					—

Engineering & Construction(d) – 0.2%
	AECOM (BB-/Ba3)
	250,000	5.125		03/15/27	262,500
	Swissport Financing S.a r.l. (CCC/Caa2)(e)
EUR	3,000,000	9.000		02/15/25	3,374,617

					3,637,117

Entertainment(d) – 2.8%
	AMC Entertainment Holdings, Inc. (CCC+/B3)
	$5,090,000	5.750		06/15/25	4,829,137
	6,100,000	5.875		11/15/26	5,505,250
	Caesars Resort Collection LLC/CRC Finco, Inc. (B-/B3)(e)
	9,630,000	5.250		10/15/25	9,822,600
	Cinemark USA, Inc. (BB/B2)
	6,335,000	4.875		06/01/23	6,437,944
	Lions Gate Capital Holdings LLC (B-/B2)(e)
	5,425,000	5.875		11/01/24	5,574,187
	Live Nation Entertainment, Inc. (B+/Ba3)(e)
	2,390,000	4.875		11/01/24	2,473,650
	Mohegan Gaming & Entertainment (CCC+/B3)(e)
	2,595,000	7.875		10/15/24	2,481,469
	Pinewood Finance Co. Ltd. (BB/NR)(e)
GBP	1,200,000	3.250		09/30/25	1,520,889
	Scientific Games International, Inc. (B-/Caa1)
	$11,060,000	10.000		12/01/22	11,488,575
	5,875,000	8.250	(e)	03/15/26	6,242,187
	Stars Group Holdings B.V./Stars Group US Co-Borrower LLC (B-/Caa1)(e)
	4,290,000	7.000		07/15/26	4,542,038
	WMG Acquisition Corp. (BB-/Ba3)(e)
	2,160,000	5.000		08/01/23	2,211,300

					63,129,226

Environmental(d)(e) – 0.6%
	Advanced Disposal Services, Inc. (B/B3)
	1,610,000	5.625		11/15/24	1,684,463
	GFL Environmental, Inc. (CCC+/Caa2)
	3,565,000	8.500		05/01/27	3,952,694
	Waste Pro USA, Inc. (B+/B3)
	6,905,000	5.500		02/15/26	7,129,412

					12,766,569

Finance(d)(e) – 0.2%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB+/Ba3)
	4,750,000	4.750		09/15/24	4,744,063

Corporate Obligations – (continued)
Food & Drug Retailing – 3.0%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB-/B3)(d)
	4,150,000	6.625		06/15/24	4,352,312
	4,930,000	5.750		03/15/25	5,077,900
	510,000	7.500	(e)	03/15/26	570,563
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB-/B3)(d)(e)
	4,025,000	5.875		02/15/28	4,256,438
	B&G Foods, Inc. (B+/B2)(d)
	8,500,000	5.250		04/01/25	8,691,250
	B&G Foods, Inc. (BB-/B2)(d)
	575,000	4.625		06/01/21	575,000
	Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)(d)(e)
	6,205,000	7.500		04/15/25	5,941,287
	H-Food Holdings LLC/Hearthside Finance Co., Inc. (CCC/Caa2)(d)(e)
	2,950,000	8.500		06/01/26	2,197,750
	JBS USA LUX SA/JBS USA Finance, Inc. (BB-/Ba3)(d)(e)
	3,900,000	5.875		07/15/24	4,017,000
	2,275,000	5.750		06/15/25	2,366,000
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (BB-/Ba3)(d)(e)
	6,300,000	5.500		01/15/30	6,670,125
	New Albertsons LP (B+/WR)
	3,100,000	7.450		08/01/29	3,115,500
	Post Holdings, Inc. (B+/B2)(d)(e)
	3,225,000	5.000		08/15/26	3,341,906
	9,900,000	5.750		03/01/27	10,469,250
	6,180,000	5.625		01/15/28	6,550,800

					68,193,081

Food Service(d)(e) – 0.0%
	Aramark Services, Inc. (BB/Ba3)
	1,025,000	5.000		02/01/28	1,066,000

Forest Products & Paper(d) – 0.2%
	Mercer International, Inc. (NR/NR)(e)
	1,400,000	7.375		01/15/25	1,445,500
	Mercer International, Inc. (BB-/Ba3)
	1,585,000	7.750		12/01/22	1,650,381
	1,250,000	7.375		01/15/25	1,293,750

					4,389,631

Gas(d) – 0.4%
	AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
	550,000	5.875		08/20/26	600,875
	7,580,000	5.750		05/20/27	8,148,500

					8,749,375

Hand/Machine Tools(d)(e) – 0.1%
	Colfax Corp. (BB+/Ba2)
	1,405,000	6.000		02/15/24	1,484,031

Healthcare Providers & Services – 5.6%
	Acadia Healthcare Co., Inc. (B-/B3)(d)
	855,000	6.125		03/15/21	856,069
	6,540,000	5.625		02/15/23	6,670,800
	2,050,000	6.500		03/01/24	2,137,125

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
CHS/Community Health Systems, Inc. (B-/Caa1)(d)
$15,915,000	5.125%		08/01/21	$15,895,106
3,710,000	8.000	(e)	03/15/26	3,700,725
CHS/Community Health Systems, Inc. (CCC-/Ca)(d)(e)
1,820,000	9.875	(j)	06/30/23	1,556,100
2,200,000	8.125		06/30/24	1,743,500
DaVita, Inc. (B+/Ba3)(d)
4,465,000	5.125		07/15/24	4,537,556
Encompass Health Corp. (B+/NR)(d)
2,400,000	4.500		02/01/28	2,427,000
Envision Healthcare Corp. (B-/Caa2)(d)(e)
8,025,000	8.750		10/15/26	4,895,250
HCA, Inc. (BB-/Ba2)
9,300,000	7.500		02/15/22	10,311,375
9,970,000	5.375		02/01/25	10,892,225
Hill-Rom Holdings, Inc. (BB/Ba3)(d)(e)
515,000	4.375		09/15/27	525,300
MEDNAX, Inc. (BBB-/Ba2)(d)(e)
5,600,000	6.250		01/15/27	5,530,000
MPH Acquisition Holdings LLC (B-/Caa1)(d)(e)
8,190,000	7.125		06/01/24	7,575,750
Polaris Intermediate Corp. (B-/Caa2)(d)(e)(h) (PIK 9.250%, Cash 8.500%)
4,545,000	8.500		12/01/22	3,851,888
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(d)(e)
5,425,000	9.750		12/01/26	5,804,750
Tenet Healthcare Corp. (B-/Ba3)(d)
4,410,000	5.125		05/01/25	4,465,125
1,625,000	6.250	(e)	02/01/27	1,685,938
Tenet Healthcare Corp. (BB-/Ba3)(d)
6,760,000	4.625		07/15/24	6,945,900
3,000,000	4.625	(e)	09/01/24	3,082,500
Tenet Healthcare Corp. (CCC+/Caa1)
14,339,000	8.125		04/01/22	15,521,967
4,190,000	7.000	(d)	08/01/25	4,263,325

				124,875,274

Home Builders – 1.8%
Brookfield Residential Properties, Inc. (BB-/B1)(d)(e)
5,400,000	6.375		05/15/25	5,454,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (BB-/B1)(d)(e)
3,395,000	6.125		07/01/22	3,450,169
Installed Building Products, Inc. (B+/B3)(d)(e)
1,250,000	5.750		02/01/28	1,287,500
Lennar Corp. (BB+/Ba1)
3,945,000	5.375		10/01/22	4,216,219
5,425,000	4.750	(d)	11/15/22	5,689,469
3,245,000	5.875	(d)	11/15/24	3,593,837
140,000	4.750	(d)	11/29/27	149,975
TRI Pointe Group, Inc. (BB-/Ba3)(d)
4,360,000	5.250		06/01/27	4,360,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba3)
1,635,000	5.875		06/15/24	1,737,187
William Lyon Homes, Inc. (B+/B2)(d)
61,000	7.000		08/15/22	61,153
5,520,000	6.000		09/01/23	5,747,700

Corporate Obligations – (continued)
Home Builders – (continued)
William Lyon Homes, Inc. (B+/B2)(d) – (continued)
2,000,000	5.875		01/31/25	2,025,000
Williams Scotsman International, Inc. (B/B3)(d)(e)
1,500,000	7.875		12/15/22	1,571,250
2,080,000	6.875		08/15/23	2,178,800

				41,522,259

Household Products(d)(e) – 0.1%
Kronos Acquisition Holdings, Inc. (CCC-/Caa2)
2,600,000	9.000		08/15/23	2,310,750
Spectrum Brands, Inc. (B+/B2)
300,000	5.000		10/01/29	305,250

				2,616,000

Insurance(d)(e) – 1.4%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
2,055,000	8.125		02/15/24	2,211,694
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
3,600,000	7.000		11/15/25	3,357,000
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
2,800,000	8.250		08/01/23	2,856,000
Fidelity & Guaranty Life Holdings, Inc. (BB+/Ba2)
8,175,000	5.500		05/01/25	8,767,687
GTCR AP Finance, Inc. (CCC+/Caa2)
2,900,000	8.000		05/15/27	2,979,750
HUB International Ltd. (CCC+/Caa2)
4,580,000	7.000		05/01/26	4,700,225
USI, Inc. (CCC+/Caa2)
5,505,000	6.875		05/01/25	5,587,575

				30,459,931

Internet – 1.4%
Getty Images, Inc. (CCC+/Caa2)(d)(e)
985,000	9.750		03/01/27	999,775
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/B1)(d)(e)
2,620,000	5.250		12/01/27	2,757,550
GrubHub Holdings, Inc. (BB/Ba3)(d)(e)
3,200,000	5.500		07/01/27	3,264,000
Netflix, Inc. (BB-/Ba3)
10,480,000	4.875		04/15/28	10,597,900
Uber Technologies, Inc. (CCC+/B3)(d)(e)
3,350,000	7.500		11/01/23	3,370,937
VeriSign, Inc. (BBB-/Ba1)(d)
3,500,000	4.750		07/15/27	3,648,750
Zayo Group LLC/Zayo Capital, Inc. (B/B3)(d)
1,834,000	6.000		04/01/23	1,882,143
4,125,000	5.750	(e)	01/15/27	4,212,656

				30,733,711

Iron/Steel(d) – 0.6%
AK Steel Corp. (BB-/B1)
4,525,000	7.500		07/15/23	4,558,937
Cleveland-Cliffs, Inc. (B+/B1)
1,749,000	5.750		03/01/25	1,718,393
4,050,000	5.875	(e)	06/01/27	3,867,750
Steel Dynamics, Inc. (BB+/Ba1)
3,090,000	5.250		04/15/23	3,144,075

				13,289,155

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(d)(e) – 0.5%
Viking Cruises Ltd. (B+/B3)
$2,130,000	5.875%		09/15/27	$2,252,475
VOC Escrow Ltd. (BB/Ba2)
7,685,000	5.000		02/15/28	7,915,550

				10,168,025

Lodging – 1.4%
Boyd Gaming Corp. (B/B3)(d)
1,585,000	6.000		08/15/26	1,672,175
MGM Resorts International (BB-/Ba3)
9,350,000	7.750		03/15/22	10,460,312
4,620,000	6.000		03/15/23	5,076,225
3,720,000	5.750	(d)	06/15/25	4,087,350
8,650,000	5.500	(d)	04/15/27	9,450,125

				30,746,187

Machinery-Diversified(d)(e) – 0.4%
The Manitowoc Co., Inc. (B/B2)
4,465,000	9.000		04/01/26	4,375,700
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC+/Caa2)
4,650,000	7.750		04/15/26	4,347,750

				8,723,450

Media – 11.7%
Altice Financing SA (B+/B2)(d)(e)
10,822,000	6.625		02/15/23	11,106,077
21,650,000	7.500		05/15/26	22,949,000
Altice Finco SA (CCC+/Caa1)(d)(e)
8,100,000	7.625		02/15/25	8,373,375
Altice Luxembourg SA (B-/Caa1)(d)(e)
2,308,000	7.750		05/15/22	2,357,045
4,550,000	10.500		05/15/27	5,118,750
AMC Networks, Inc. (BB/Ba3)(d)
1,150,000	5.000		04/01/24	1,184,500
1,090,000	4.750		08/01/25	1,118,613
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)(e)
2,155,000	5.875		04/01/24	2,241,200
7,500,000	5.375		05/01/25	7,771,875
16,370,000	5.750		02/15/26	17,249,887
4,780,000	5.500		05/01/26	5,001,075
11,605,000	5.000		02/01/28	11,996,669
Clear Channel Worldwide Holdings, Inc. (B-/Caa2)(d)(e)
11,840,000	9.250		02/15/24	12,964,800
CSC Holdings LLC (B/B3)
4,210,000	5.250		06/01/24	4,520,487
2,150,000	7.750	(d)(e)	07/15/25	2,308,563
9,450,000	10.875	(d)(e)	10/15/25	10,678,500
8,075,000	5.750	(d)(e)	01/15/30	8,438,375
CSC Holdings LLC (BB/Ba3)(d)(e)
2,150,000	6.625		10/15/25	2,297,813
5,819,000	5.500		05/15/26	6,117,224
7,370,000	5.500		04/15/27	7,784,562
Cumulus Media New Holdings, Inc. (B/B2)(d)(e)
4,550,000	6.750		07/01/26	4,760,437
Diamond Sports Group LLC/Diamond Sports Finance Co. (B/B2)(d)(e)
5,700,000	6.625		08/15/27	5,906,625

Corporate Obligations – (continued)
Media – (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB/Ba2)(d)(e)
1,750,000	5.375		08/15/26	1,815,625
DISH DBS Corp. (B-/B1)
3,940,000	6.750		06/01/21	4,137,000
11,965,000	5.875		07/15/22	12,428,644
10,065,000	7.750		07/01/26	10,215,975
Entercom Media Corp. (B-/B2)(d)(e)
7,400,000	6.500		05/01/27	7,733,000
Entercom Media Corp. (B-/B3)(d)(e)
2,440,000	7.250		11/01/24	2,525,400
GCI LLC (B/B3)(d)(e)
2,700,000	6.625		06/15/24	2,916,000
Gray Television, Inc. (B+/B3)(d)(e)
5,580,000	7.000		05/15/27	6,110,100
iHeartCommunications, Inc. (BB-/B1)(d)(e)
1,900,000	5.250		08/15/27	1,976,000
Meredith Corp. (B+/B3)(d)
345,000	6.875		02/01/26	351,038
Midcontinent Communications/Midcontinent Finance Corp. (B/B3)(d)(e)
1,350,000	5.375		08/15/27	1,417,500
Nexstar Broadcasting, Inc. (B/B3)(d)(e)
7,320,000	5.625		08/01/24	7,612,800
Nexstar Escrow, Inc. (B/B3)(d)(e)
1,950,000	5.625		07/15/27	2,042,625
Scripps Escrow, Inc. (B-/B3)(d)(e)
1,650,000	5.875		07/15/27	1,676,813
Sirius XM Radio, Inc. (BB/Ba3)(d)(e)
710,000	4.625		07/15/24	734,850
12,785,000	5.000		08/01/27	13,216,494
3,175,000	5.500		07/01/29	3,381,375
The E.W. Scripps Co. (B-/B3)(d)(e)
2,675,000	5.125		05/15/25	2,681,687
Univision Communications, Inc. (B/B2)(d)(e)
6,645,000	5.125		05/15/23	6,628,387
UPCB Finance IV Ltd. (BB/Ba3)(d)(e)
3,150,000	5.375		01/15/25	3,244,500
Virgin Media Secured Finance PLC (BB-/Ba3)(d)(e)
6,655,000	5.500		08/15/26	6,971,112

				262,062,377

Media – Cable(f)(g) – 0.0%
Adelphia Communications Corp. (NR/NR)
2,000,000	10.250		06/15/49	—

Metal Fabricate/Hardware(d) – 0.4%
Park-Ohio Industries, Inc. (B/B3)
9,065,000	6.625		04/15/27	8,657,075

Mining(d) – 2.5%
Alcoa Nederland Holding B.V. (BB+/Ba1)(e)
3,250,000	7.000		09/30/26	3,526,250
Aleris International, Inc. (CCC+/Caa2)(e)
2,500,000	10.750		07/15/23	2,631,250
Constellium SE (B/B2)(e)
4,550,000	5.750		05/15/24	4,680,812
1,575,000	6.625		03/01/25	1,641,938

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(d) – (continued)
FMG Resources August 2006 Pty Ltd. (BB+/Ba1)(e)
$9,225,000	5.125%		03/15/23	$9,501,750
Freeport-McMoRan, Inc. (BB/Ba1)
15,432,000	3.550		03/01/22	15,509,160
8,370,000	3.875		03/15/23	8,432,775
Hudbay Minerals, Inc. (B+/B3)(e)
6,855,000	7.250		01/15/23	7,094,925
Novelis Corp. (B+/B2)(e)
640,000	6.250		08/15/24	671,200
2,410,000	5.875		09/30/26	2,530,500

				56,220,560

Miscellaneous Manufacturing(d) – 0.1%
EnPro Industries, Inc. (BB/B1)
3,095,000	5.750		10/15/26	3,296,175

Office(d) – 0.3%
Xerox Corp. (BB+/Ba1)
6,050,000	4.125		03/15/23	6,150,944

Oil Field Services – 7.5%
Antero Resources Corp. (BB/Ba3)(d)
4,005,000	5.375		11/01/21	3,864,825
7,375,000	5.125		12/01/22	6,471,562
Berry Petroleum Co. LLC (B+/B3)(d)(e)
3,575,000	7.000		02/15/26	3,414,125
California Resources Corp. (B-/Caa2)(d)(e)
3,500,000	8.000		12/15/22	1,715,000
California Resources Corp. (CCC-/Caa3)(d)
3,525,000	6.000		11/15/24	1,269,000
Chaparral Energy, Inc. (CCC/Caa1)(d)(e)
1,480,000	8.750		07/15/23	577,200
Chesapeake Energy Corp. (D/B2)
2,715,000	5.750		03/15/23	2,076,975
2,360,000	8.000	(d)	06/15/27	1,593,000
CNX Resources Corp. (BB-/B3)(d)(e)
3,875,000	7.250		03/14/27	3,264,687
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(d)(e)
9,240,000	5.625		10/15/25	9,286,200
CVR Refining LLC/Coffeyville Finance, Inc. (BB-/B1)(d)
1,300,000	6.500		11/01/22	1,313,000
Denbury Resources, Inc. (B/B3)(d)(e)
725,000	9.000		05/15/21	681,500
1,300,000	7.750		02/15/24	994,500
Ensign Drilling, Inc. (BB-/B2)(d)(e)
1,700,000	9.250		04/15/24	1,589,500
Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)(d)
5,685,000	8.125		05/01/25	5,642,362
Gulfport Energy Corp. (BB-/B1)(d)
4,200,000	6.000		10/15/24	3,045,000
6,696,000	6.375		05/15/25	4,754,160
3,200,000	6.375		01/15/26	2,256,000
Laredo Petroleum, Inc. (B+/B2)(d)
2,350,000	5.625		01/15/22	2,209,000
5,555,000	6.250		03/15/23	4,888,400
Matador Resources Co. (BB-/B2)(d)
4,245,000	5.875		09/15/26	4,245,000

Corporate Obligations – (continued)
Oil Field Services – (continued)
MEG Energy Corp. (BB/Ba3)(d)(e)
3,875,000	6.500		01/15/25	3,971,875
MEG Energy Corp. (BB-/B3)(d)(e)
2,235,000	6.375		01/30/23	2,156,775
2,755,000	7.000		03/31/24	2,651,688
Nabors Industries, Inc. (BB/B1)
3,380,000	5.500	(d)	01/15/23	2,763,150
3,950,000	0.750		01/15/24	2,528,790
Nine Energy Service, Inc. (B-/B3)(d)(e)
2,130,000	8.750		11/01/23	1,714,650
Noble Holding International Ltd. (B-/B3)(d)(e)
7,800,000	7.875		02/01/26	5,577,000
Noble Holding International Ltd. (CCC+/Caa2)(d)
730,000	7.750		01/15/24	481,800
Oasis Petroleum, Inc. (BB-/B2)(d)
5,000,000	6.875		01/15/23	4,550,000
Parsley Energy LLC/Parsley Finance Corp. (BB-/B1)(d)(e)
5,565,000	5.625		10/15/27	5,731,950
Precision Drilling Corp. (BB-/B2)(d)
5,320,000	7.750		12/15/23	5,160,400
QEP Resources, Inc. (BB-/Ba3)(d)
425,000	5.250		05/01/23	392,063
10,495,000	5.625		03/01/26	9,025,700
Range Resources Corp. (BB/Ba3)(d)
2,185,000	5.875		07/01/22	2,092,138
1,455,000	5.000		03/15/23	1,269,488
5,000	4.875		05/15/25	4,100
Rowan Cos., Inc. (B-/Caa1)(d)
4,550,000	5.400		12/01/42	1,956,500
SM Energy Co. (BB-/B2)(d)
5,200,000	5.000		01/15/24	4,641,000
3,230,000	6.750		09/15/26	2,818,175
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(d)
2,575,000	5.500		02/15/26	2,671,563
Transocean Sentry Ltd. (B/B1)(d)(e)
500,000	5.375		05/15/23	500,625
Transocean, Inc. (B-/Caa1)(d)(e)
4,755,000	9.000		07/15/23	4,933,312
2,185,000	7.250		11/01/25	1,911,875
5,930,000	7.500		01/15/26	5,262,875
Transocean, Inc. (CCC+/Caa2)
10,400,000	7.500		04/15/31	7,332,000
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)(d)
6,385,000	6.875		04/01/26	6,624,437
Valaris PLC (B-/Caa1)(d)
3,535,000	7.750		02/01/26	1,891,225
3,100,000	5.750		10/01/44	1,317,500
Whiting Petroleum Corp. (BB-/B2)(d)
4,905,000	6.625		01/15/26	3,310,875
WPX Energy, Inc. (BB-/B1)(d)
5,225,000	8.250		08/01/23	5,891,187
2,185,000	5.250		09/15/24	2,223,238

				168,508,950

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – 2.6%
	ARD Finance SA (B-/Caa2)(d)(h)
	(PIK 7.375%, Cash 6.625%)
EUR	575,000	6.625%		09/15/23	$647,717
	(PIK 7.875%, Cash 7.125%)
	$6,985,000	7.125		09/15/23	7,194,550
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/B3)(d)(e)
	3,050,000	6.000		02/15/25	3,187,250
	6,500,000	5.250		08/15/27	6,573,125
	Berry Global, Inc. (BB/B2)(d)
	3,580,000	5.125		07/15/23	3,673,975
	4,050,000	5.625	(e)	07/15/27	4,181,625
	LABL Escrow Issuer LLC (B/B2)(d)(e)
	2,500,000	6.750		07/15/26	2,593,750
	LABL Escrow Issuer LLC (B-/Caa2)(d)(e)
	3,750,000	10.500		07/15/27	3,796,875
	Mauser Packaging Solutions Holding Co. (CCC+/Caa2)(d)(e)
	6,490,000	7.250		04/15/25	6,189,837
	Owens-Brockway Glass Container, Inc. (BB-/B1)(e)
	5,225,000	5.875		08/15/23	5,551,563
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)(d)(e)
	9,000,000	5.125		07/15/23	9,236,250
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B-/Caa1)(d)(e)
	855,000	7.000		07/15/24	884,925
	Trivium Packaging Finance B.V. (B+/B2)(d)(e)
	2,825,000	5.500		08/15/26	2,969,781
	Trivium Packaging Finance B.V. (B-/Caa2)(d)(e)
	1,750,000	8.500		08/15/27	1,894,375

					58,575,598

Paper(f)(g) – 0.0%
	NewPage Corp. (NR/NR)
	10,050,000	1.000		12/31/49	—

Pharmaceuticals – 3.0%
	Bausch Health Americas, Inc. (B-/B3)(d)(e)
	14,060,000	9.250		04/01/26	15,958,100
	Bausch Health Americas, Inc. (B-/B3)(d)(e)
	3,425,000	8.500		01/31/27	3,840,281
	Bausch Health Cos., Inc. (B-/B3)(d)(e)
	12,617,000	5.875		05/15/23	12,790,484
	Bausch Health Cos., Inc. (BB-/Ba2)(d)(e)
	5,425,000	7.000		03/15/24	5,703,031
	1,585,000	5.750		08/15/27	1,709,819
	Elanco Animal Health, Inc. (BB+/Baa3)(d)
	9,025,000	4.272		08/28/23	9,472,387
	HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(d)(e)
	3,350,000	7.250		08/15/26	3,408,625
	Par Pharmaceutical, Inc. (B+/B1)(d)(e)
	9,540,000	7.500		04/01/27	8,729,100
	Teva Pharmaceutical Finance Co. B.V. (BB/Ba2)
	855,000	3.650		11/10/21	790,875
	Teva Pharmaceutical Finance Netherlands III B.V. (BB/Ba2)
	2,000,000	2.200		07/21/21	1,831,250
	1,925,000	2.800		07/21/23	1,556,844

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
	Vizient, Inc. (B/B3)(d)(e)
	990,000	6.250		05/15/27	1,064,250

					66,855,046

Pipelines – 3.8%
	Buckeye Partners LP (BBB-/Baa3)(d)
	1,650,000	4.350		10/15/24	1,605,169
	1,949,000	3.950		12/01/26	1,713,892
	610,000	4.125		12/01/27	533,012
	Cheniere Corpus Christi Holdings LLC (BBB-/Ba2)(d)
	6,515,000	5.125		06/30/27	7,133,925
	Cheniere Energy Partners LP (BB/Ba2)(d)
	7,245,000	5.250		10/01/25	7,525,744
	2,825,000	4.500	(e)	10/01/29	2,892,094
	DCP Midstream Operating LP (BB+/Ba2)
	3,785,000	3.875	(d)	03/15/23	3,822,850
	5,090,000	5.375	(d)	07/15/25	5,459,025
	925,000	6.450	(e)	11/03/36	964,313
	Energy Transfer Operating LP (BBB-/Baa3)
	4,160,000	7.500		10/15/20	4,371,399
	Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)(d)
	14,156,000	6.000		05/15/23	14,191,390
	Global Partners LP/GLP Finance Corp. (B+/B2)(d)(e)
	2,750,000	7.000		08/01/27	2,832,500
	NGL Energy Partners LP/NGL Energy Finance Corp. (B+/B2)(d)
	2,390,000	7.500		11/01/23	2,434,812
	SemGroup Corp./Rose Rock Finance Corp. (B+/B3)(d)
	775,000	5.625		11/15/23	794,375
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (BB-/B1)(d)
	7,800,000	5.750		04/15/25	6,552,000
	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB+/Ba3)(d)(e)
	3,795,000	4.750		10/01/23	3,799,744
	1,935,000	5.500		09/15/24	1,925,325
	Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(d)
	700,000	5.125		02/01/25	721,000
	4,440,000	5.875		04/15/26	4,689,750
	4,880,000	5.375		02/01/27	5,044,700
	3,635,000	6.500	(e)	07/15/27	3,962,150
	2,905,000	5.000		01/15/28	2,926,787

					85,895,956

Real Estate Investment Trust(d) – 1.7%
	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL (BB+/Ba3)(e)
	3,725,000	5.750		05/15/26	3,902,288
	iStar, Inc. (BB-/Ba3)
	3,770,000	4.625		09/15/20	3,826,550
	7,035,000	6.000		04/01/22	7,219,669
	MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
	2,655,000	4.625		08/01/29	2,737,066
	Realogy Group LLC/Realogy Co-Issuer Corp. (B/B3)(e)
	575,000	5.250		12/01/21	571,406
	1,400,000	4.875		06/01/23	1,298,500
	3,755,000	9.375		04/01/27	3,482,762

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
SBA Communications Corp. (BB-/B2)
$3,580,000	4.875%		09/01/24	$3,714,250
Starwood Property Trust, Inc. (BB-/Ba3)
8,230,000	4.750		03/15/25	8,476,900
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (C/Ca)
1,270,000	8.250		10/15/23	1,146,175
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (CCC/Caa1)(e)
2,470,000	6.000		04/15/23	2,383,550

				38,759,116

Retailing – 3.0%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(d)(e)
6,945,000	5.000		10/15/25	7,162,031
Beacon Roofing Supply, Inc. (B-/B3)(d)(e)
5,100,000	4.875		11/01/25	4,998,000
eG Global Finance PLC (B/B2)(d)(e)
6,055,000	6.750		02/07/25	5,903,625
IRB Holding Corp. (CCC+/Caa2)(d)(e)
7,020,000	6.750		02/15/26	7,055,100
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/Ba3)(d)(e)
6,470,000	5.250		06/01/26	6,833,937
L Brands, Inc. (BB/Ba1)
6,845,000	5.250		02/01/28	6,348,738
3,475,000	7.500	(d)	06/15/29	3,457,625
Party City Holdings, Inc. (B-/B1)(d)(e)
2,375,000	6.625		08/01/26	2,351,250
PetSmart, Inc. (B/B2)(d)(e)
6,264,000	5.875		06/01/25	6,248,340
PetSmart, Inc. (CCC+/Caa2)(d)(e)
5,855,000	7.125		03/15/23	5,503,700
Staples, Inc. (B+/B1)(d)(e)
3,575,000	7.500		04/15/26	3,682,250
Staples, Inc. (B-/B3)(d)(e)
4,550,000	10.750		04/15/27	4,675,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)(d)
2,880,000	5.500		06/01/24	2,937,600
900,000	5.875		03/01/27	911,250

				68,068,571

Semiconductors – 0.4%
Advanced Micro Devices, Inc. (BB-/Ba3)
3,125,000	7.500		08/15/22	3,531,250
Amkor Technology, Inc. (BB/B1)(d)(e)
3,350,000	6.625		09/15/27	3,651,500
Qorvo, Inc. (BB+/Ba1)(d)
2,440,000	5.500		07/15/26	2,577,250

				9,760,000

Software(d) – 1.6%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (B-/Caa1)(e)
10,410,000	5.750		03/01/25	10,566,150

Corporate Obligations – (continued)
Software(d) – (continued)
Donnelley Financial Solutions, Inc. (B/B2)
1,150,000	8.250		10/15/24	1,193,125
Granite Merger Sub 2, Inc. (CCC+/Caa1)(e)
2,300,000	11.000		07/15/27	2,288,500
Informatica LLC (CCC+/Caa1)(e)
2,285,000	7.125		07/15/23	2,322,131
Nuance Communications, Inc. (BB-/Ba3)
3,640,000	5.625		12/15/26	3,849,300
Rackspace Hosting, Inc. (B/Caa1)(e)
2,365,000	8.625		11/15/24	2,181,713
Solera LLC/Solera Finance, Inc. (CCC+/Caa1)(e)
4,285,000	10.500		03/01/24	4,520,675
SS&C Technologies, Inc. (B+/B2)(e)
6,045,000	5.500		09/30/27	6,301,912
The Dun & Bradstreet Corp. (CCC/Caa2)(e)
3,075,000	10.250		02/15/27	3,405,563

				36,629,069

Storage/Warehousing(d) – 0.0%
Mobile Mini, Inc. (BB-/B2)
350,000	5.875		07/01/24	362,250

Telecommunication Services – 9.3%
Altice France SA (B/B2)(d)(e)
13,000	6.250		05/15/24	13,423
9,845,000	7.375		05/01/26	10,521,844
4,700,000	8.125		02/01/27	5,187,625
CenturyLink, Inc. (B+/B2)
8,305,000	6.450		06/15/21	8,720,250
3,465,000	6.875		01/15/28	3,594,938
1,700,000	7.600		09/15/39	1,676,625
CommScope Technologies LLC (B-/B3)(d)(e)
3,500,000	6.000		06/15/25	3,167,500
CommScope, Inc. (B-/B3)(d)(e)
9,380,000	5.500		06/15/24	8,817,200
5,035,000	8.250		03/01/27	4,909,125
Connect Finco S.a.r.l/Connect US Finco LLC (B+/B1)(d)(e)
5,250,000	6.750		10/01/26	5,348,438
Digicel Group One Ltd. (NR/Caa2)(d)(e)
6,780,000	8.250		12/30/22	3,989,606
Digicel Group Two Ltd. (NR/Ca)(d)(e)
7,935,000	8.250		09/30/22	1,610,408
Digicel Ltd. (NR/Caa2)(d)(e)
3,510,000	6.750		03/01/23	1,666,153
Frontier Communications Corp. (B-/B3)(d)(e)
4,390,000	8.500		04/01/26	4,379,025
Frontier Communications Corp. (CCC/Caa3)(d)
5,990,000	10.500		09/15/22	2,740,425
8,225,000	11.000		09/15/25	3,701,250
Intelsat Jackson Holdings SA (CCC+/Caa2)(d)
8,750,000	5.500		08/01/23	8,159,375
6,885,000	8.500	(e)	10/15/24	6,936,638
9,525,000	9.750	(e)	07/15/25	9,953,625
Level 3 Financing, Inc. (BB/Ba3)(d)
910,000	5.375		01/15/24	928,200
10,555,000	5.250		03/15/26	10,977,200
3,394,000	4.625	(e)	09/15/27	3,427,940

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Nokia of America Corp. (NR/WR)
$5,200,000	6.450%		03/15/29	$5,356,000
Sprint Capital Corp. (B/B3)
8,875,000	8.750		03/15/32	10,916,250
Sprint Communications, Inc. (B/B3)
6,193,000	11.500		11/15/21	7,183,880
5,550,000	6.000		11/15/22	5,869,125
Sprint Corp. (B/B3)
7,575,000	7.250		09/15/21	8,086,312
18,325,000	7.875		09/15/23	20,111,687
4,230,000	7.625	(d)	02/15/25	4,642,425
1,400,000	7.625	(d)	03/01/26	1,543,500
T-Mobile USA, Inc. (BB+/Ba2)(d)
1,505,000	4.000		04/15/22	1,544,506
5,825,000	6.000		03/01/23	5,919,656
1,360,000	6.000		04/15/24	1,409,300
7,655,000	6.500		01/15/26	8,219,556
100,000	4.500		02/01/26	102,750
Telecom Italia Capital SA (BB+/Ba1)
11,660,000	7.200		07/18/36	13,467,300
2,750,000	7.721		06/04/38	3,300,000
Telesat Canada/Telesat LLC (B/B3)(d)(e)
700,000	6.500		10/15/27	709,896

				208,808,956

Toys/Games/Hobbies(d) – 0.5%
Mattel, Inc. (B/B3)
7,245,000	2.350		08/15/21	7,045,762
1,710,000	3.150		03/15/23	1,611,675
Mattel, Inc. (BB-/B1)(e)
2,245,000	6.750		12/31/25	2,340,413

				10,997,850

TOTAL CORPORATE OBLIGATIONS
(Cost $2,019,070,631)				$2,046,891,397

Shares	Description			Value

Common Stocks(f)(g) – 0.0%
Health Care Services – 0.0%
3,874	CB Paracelsus Healthcare			$—

Media – 0.0%
21	New Cotai Class B Shares			—

Paper & Forest Products – 0.0%
2,500	Port Townsend Holdings Co., Inc.			—

Pharmaceuticals – 0.0%
40	Dawn Holdings, Inc.			—
1	Nycomed			—

				—

TOTAL COMMON STOCKS
(Cost $3,915,420)				$—

Shares	Dividend Rate	Value

Preferred Stocks(d)(h)(k) – 0.1%
Media – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750%	$2,049,520
(Cost $3,042,344)

Units	Expiration Date	Value

Warrant(g) – 0.0%
TBS International Ltd. (NR/NR)(f)
12,063	02/07/14	$—
TBS International Ltd. (NR/NR)(f)
2,807	02/07/15	—
TBS International Ltd. (NR/NR)(f)
3,311	02/07/15	—
True Religion Warrant (NR/NR)
1,914	10/27/22	—
True Religion Warrant 2 (NR/NR)
7,229	10/27/22	—

TOTAL WARRANT (Cost $—)		$—

Shares	Dividend Rate	Value

Investment Company(l) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
25,418,475	2.032%	$25,418,475
(Cost $25,418,475)

Shares	Description	Value

Exchange Traded Funds – 1.9%
157,000	Goldman Sachs Access High Yield Corporate Bond ETF (NR/NR)(l)(m)	$7,747,542
402,000	iShares iBoxx High Yield Corporate Bond ETF (NR/NR)	35,042,340

TOTAL EXCHANGE TRADED FUNDS
(Cost $42,827,063)		$42,789,882

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT
(Cost $2,164,169,226)		$2,185,553,187

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(l) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
35,350	2.032%	35,350
(Cost $35,350)

TOTAL INVESTMENTS – 97.3%
(Cost $2,164,204,576)		$2,185,588,537

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value

Reverse Repurchase Agreement(n) – (0.2)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(3,802,500)	(0.250)%	10/01/19	$(3,802,500)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%			65,177,664

NET ASSETS – 100.0%			$2,246,963,701

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.
(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Security is currently in default and/or non-income producing.

(h)	Pay-in-kind securities.

(i)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2019, the value of securities pledged amounted to $3,601,000.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2019.

(k)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2019.

(l)	Represents an affiliated issuer.

(m)	All or a portion of security is on loan.

(n)	Reverse repurchase agreements are entered on a rolling day-to-day basis with no final maturity; both parties to the agreement have the right to terminate the contract on any date.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Currency Purchased		Currency Sold
Counterparty					Settlement Date	Unrealized Gain
UBS AG (London)	USD	3,270,792	EUR	2,961,906	11/27/19	$28,704
	USD	1,484,876	GBP	1,200,000	12/04/19	5,617

TOTAL						$34,321

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	69	12/19/19	$13,241,531	$23,604
30 Day Federal Funds	251	11/29/19	102,756,116	5,430
10 Year U.S. Treasury Notes	1,803	12/19/19	234,953,437	(1,849,402)

Total				$(1,820,368)
Short position contracts:
Eurodollars	(1)	12/14/20	(246,312)	(1,561)
Ultra 10 Year U.S. Treasury Notes	(117)	12/19/19	(16,661,531)	266,853
2 Year U.S. Treasury Notes	(105)	12/31/19	(22,627,500)	(40,000)
5 Year U.S. Treasury Notes	(867)	12/31/19	(103,301,696)	(95,216)
20 Year U.S. Treasury Bonds	(87)	12/19/19	(14,121,188)	180,583

Total				$310,659

TOTAL FUTURES CONTRACTS				$(1,509,709)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:

CDX.NA.HY. Index 33	5.000%	3.502%	12/20/24	$68,150	$4,684,752	$4,580,634	$104,118

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 91.7%
Aerospace(b) – 0.5%
	TransDigm, Inc. (B+/Ba3)
	(1M LIBOR + 2.500%)
	$5,812,800	4.544%	08/22/24	$5,781,644
	(3M LIBOR + 2.500%)
	5,370,550	4.544	05/30/25	5,344,288

				11,125,932

Airlines(b) – 0.6%
	Allegiant Travel Co. (BB-/Ba3) (3M LIBOR + 4.500%)
	5,870,500	6.709	02/05/24	5,914,529
	Atlantic Aviation FBO, Inc. (BB/Ba3) (1M LIBOR + 3.750%)
	7,046,750	5.800	12/06/25	7,090,792

				13,005,321

Automotive – Distributors(b) – 0.8%
	American Axle & Manufacturing, Inc. (BB/Ba2) (3M LIBOR + 2.250%)
	4,143,221	4.530	04/06/24	4,052,236
	Drive Chassis Holding Co. LLC (NR/NR) (3M LIBOR + 8.250%)
	4,550,000	10.588	04/10/26	4,299,750
	Thor Industries, Inc. (BB/Ba3) (1M LIBOR + 3.750%)
	4,603,102	5.875	02/01/26	4,474,216
	Wand NewCo 3, Inc. (B/B1) (1M LIBOR + 3.500%)
	5,411,438	5.542	02/05/26	5,436,817

				18,263,019

Automotive – Parts(b) – 3.0%
	Adient US LLC (BB-/Ba2) (3M LIBOR + 4.250%)
	6,882,750	6.459	05/06/24	6,760,581
	CS Intermediate Holdco 2 LLC (BB+/Ba1) (1M LIBOR + 2.000%)
	3,862,204	4.044	11/02/23	3,691,611
	Dana, Inc. (BBB-/Baa3) (1M LIBOR + 2.250%)
	2,558,417	4.294	02/28/26	2,566,936
	Dealer Tire LLC (B/B2) (1M LIBOR + 5.500%)
	6,840,625	7.544	12/12/25	6,853,485
	Garrett LX III S.a r.l. (BB-/Ba3) (3M LIBOR + 2.500%)
	5,954,887	4.600	09/27/25	5,900,281
	Gates Global LLC (B+/B1) (1M LIBOR + 2.750%)
	6,087,537	4.794	04/01/24	5,985,876
	Mavis Tire Express Services Corp. (B/B1)
	(1M LIBOR + 3.250%)
	283,788	5.294	03/20/25	277,824
	(1M LIBOR + 3.250%)
	9,921,325	5.294	03/20/25	9,691,051
	Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
	6,095,713	5.530	11/06/24	6,059,504
	Panther BF Aggregator 2 LP (B+/Ba3)
	(1M EURIBOR + 3.750%)
EUR	3,150,000	3.750	04/30/26	3,444,880
	(1M LIBOR + 3.500%)
	$4,750,000	5.544	04/30/26	4,699,555
	Tenneco, Inc. (BB/Ba3) (1M LIBOR + 3.000%)
	9,230,250	5.044	10/01/25	8,653,359

				64,584,943

Bank Loans(a) – (continued)
Building & Construction Material(b) – 0.5%
	Swissport Financing S.a r.l. (NR/NR) (3M EURIBOR + 4.750%)
EUR	9,800,000	4.750	08/08/24	10,703,731

Building Materials(b) – 3.2%
	ACProducts, Inc. (B+/B3)(c) (1M LIBOR + 5.500%)
	$4,920,265	7.544	02/15/24	4,723,455
	American Builders & Contractors Supply Co., Inc. (BB+/B1) (1M LIBOR + 2.000%)
	6,101,868	4.044	10/31/23	6,096,132
	Beacon Roofing Supply, Inc. (BB/B1) (1M LIBOR + 2.250%)
	3,674,025	4.294	01/02/25	3,662,305
	CPG International, Inc. (B/B2) (3M LIBOR + 3.750%)
	11,101,417	5.933	05/05/24	11,045,910
	Foundation Building Materials LLC (BB-/B2) (1M LIBOR + 3.000%)
	6,988,170	5.044	08/13/25	6,979,435
	Hayward Industries, Inc. (B/B3) (1M LIBOR + 3.500%)
	7,794,793	5.544	08/05/24	7,516,129
	Jeld-Wen, Inc. (BB+/Ba2) (3M LIBOR + 2.000%)
	3,353,716	4.104	12/14/24	3,351,200
	LBM Borrower LLC (B+/B2) (1M LIBOR + 3.750%)
	3,430,715	5.794	08/20/22	3,426,427
	NCI Building Systems, Inc. (B+/B2) (1M LIBOR + 3.750%)
	11,043,059	5.789	04/12/25	10,794,590
	Quikrete Holdings, Inc. (BB-/B1) (1M LIBOR + 2.750%)
	10,825,000	4.794	11/15/23	10,778,994

				68,374,577

Chemicals(b) – 4.3%
	Alpha 3 B.V. (B/B1) (3M LIBOR + 3.000%)
	8,517,243	5.104	01/31/24	8,389,484
	ASP Unifrax Holdings, Inc. (B-/B3) (1M LIBOR + 3.750%)
	9,751,313	5.854	12/12/25	9,024,840
	ASP Unifrax Holdings, Inc. (CCC+/Caa2) (3M LIBOR + 8.500%)
	1,975,000	10.627	12/14/26	1,784,077
	Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
	5,227,029	5.544	03/16/25	5,207,427
	Emerald Performance Materials LLC (B-/B2) (1M LIBOR + 3.500%)
	4,487,813	5.544	08/01/21	4,480,318
	Emerald Performance Materials LLC (CCC+/Caa2) (1M LIBOR + 7.750%)
	3,550,000	9.794	08/01/22	3,496,750
	INEOS Enterprises Holdings US Finco LLC (NR/NR) (3M LIBOR + 4.000%)
	5,900,000	6.124	08/28/26	5,914,750
	Momentive Performance Materials, Inc. (BB-/B1) (1M LIBOR + 3.250%)
	9,476,250	5.300	05/15/24	9,405,178
	Platform Specialty Products Corp. (BB/Ba2) (1M LIBOR + 2.250%)
	2,183,500	4.294	01/30/26	2,189,636
	Polar US Borrower LLC (B/B2) (3M LIBOR + 4.750%)
	5,852,889	7.063	10/15/25	5,684,619
	PQ Corp. (BB-/B1) (3M LIBOR + 2.500%)
	4,792,154	4.756	02/08/25	4,796,131

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(b) – (continued)
	Starfruit Finco B.V. (B+/B1) (1M LIBOR + 3.250%)
	$14,228,500	5.292%	10/01/25	$13,915,473
	The Chemours Co. (BBB-/Baa3) (1M LIBOR + 1.750%)
	5,719,573	3.800	04/03/25	5,506,519
	Tronox Finance LLC (BB-/Ba3) (1M LIBOR + 2.750%)
	7,333,437	4.794	09/23/24	7,326,910
	Univar, Inc. (BB+/Ba3) (1M LIBOR + 2.250%)
	4,368,607	4.294	07/01/24	4,377,694

				91,499,806

Commercial Services(d) – 0.1%
	AQ Carver Buyer, Inc. (NR/NR)
	2,200,000	0.000	09/23/25	2,178,000

Construction Machinery(b) – 0.9%
	Brookfield WEC Holdings, Inc. (B/B2) (1M LIBOR + 3.500%)
	9,925,000	5.544	08/01/25	9,948,622
	Milacron LLC (B+/B2) (1M LIBOR + 2.500%)
	2,870,888	4.544	09/28/23	2,867,299
	Welbilt, Inc. (BB-/B1) (1M LIBOR + 2.500%)
	6,522,500	4.544	10/23/25	6,530,653

				19,346,574

Consumer Cyclical Services – 0.5%
	Fleet U.S. Bidco Inc. (NR/NR)(d)
	1,600,000	0.000	09/23/26	1,606,000
	Verisure Holding AB (NR/NR)(b) (3M EURIBOR + 3.050%)
EUR	7,825,000	3.000	10/20/22	8,523,147

				10,129,147

Consumer Cyclical Services – Business(b) – 2.1%
	Advantage Sales & Marketing, Inc. (B-/B2) (1M LIBOR + 3.250%)
	$7,131,952	5.294	07/23/21	6,643,627
	Advantage Sales & Marketing, Inc. (CCC/Caa2) (1M LIBOR + 6.500%)
	4,203,226	8.544	07/25/22	3,619,440
	Allied Universal Holding Co. LLC (B-/B3) (3M LIBOR + 4.250%)
	6,687,838	6.507	07/10/26	6,690,981
	Colorado Buyer, Inc. (CCC/Caa1) (1M LIBOR + 7.250%)
	2,875,000	9.300	05/01/25	2,340,739
	Iron Mountain, Inc. (BB/Ba3) (1M LIBOR + 1.750%)
	5,464,776	3.794	01/02/26	5,410,128
	Sabre GLBL, Inc. (BB/Ba2) (1M LIBOR + 2.000%)
	4,367,614	4.044	02/22/24	4,382,988
	Stats Intermediate Holdings, LLC (B-/NR) (3M LIBOR + 5.250%)
	2,650,000	7.300	07/10/26	2,583,750
	Tempo Acquisition LLC (B/B1) (1M LIBOR + 3.000%)
	10,246,383	5.044	05/01/24	10,276,303
	The House of HR (NR/NR) (6M LIBOR + 4.250%)
EUR	2,475,000	4.250	07/12/26	2,713,813

				44,661,769

Bank Loans(a) – (continued)
Consumer Products – Household & Leisure – 0.7%
	Bombardier Recreational Products, Inc. (BB/Ba3)(b) (1M LIBOR + 2.500%)
	$4,450,000	4.544%	05/23/25	$4,470,381
	Diamond (BC) B.V. (B-/B1)(b) (2M LIBOR + 3.000%)
	4,597,179	5.087	09/06/24	4,373,067
	Edgewell Personal Care Co. (NR/NR)(d)
	3,200,000	0.000	09/19/26	3,202,016
	Prestige Brands, Inc. (BB/Ba3)(b) (1M LIBOR + 2.000%)
	3,409,689	4.044	01/26/24	3,414,564

				15,460,028

Consumer Products – Non Durable(b) – 1.2%
	Alphabet Holding Co., Inc. (B-/B3) (1M LIBOR + 3.500%)
	4,621,426	5.544	09/26/24	4,269,042
	Alphabet Holding Co., Inc. (CCC/Caa2) (1M LIBOR + 7.750%)
	7,350,000	9.794	09/26/25	6,342,462
	Energizer Holdings, Inc. (BB+/Ba1) (1M LIBOR + 2.250%)
	3,930,000	4.375	12/17/25	3,927,563
	HLF Financing S.A R.L. (BB+/Ba1) (1M LIBOR + 3.250%)
	2,169,521	5.294	08/18/25	2,172,776
	KIK Custom Products, Inc. (CCC+/B3) (3M LIBOR + 4.000%)
	10,375,000	6.256	05/15/23	9,818,796

				26,530,639

Distributor(b) – 0.1%
	UGI Energy Services LLC (NR/Ba3) (1M LIBOR + 3.750%)
	1,945,125	5.794	08/13/26	1,957,282

Diversified Financial Services – 3.3%
	Advisor Group, Inc. (B+/B1)(b) (1M LIBOR + 5.000%)
	5,000,000	7.044	07/31/26	4,893,750
	AlixPartners LLP (B+/B2)(b) (1M LIBOR + 2.750%)
	6,382,486	4.794	04/04/24	6,383,380
	Blackstone CQP Holding Co. LP (B+/B1)(b) (3M LIBOR + 3.500%)
	7,481,250	5.656	09/30/24	7,509,305
	Citadel Securities LP (BBB-/Ba1)(b) (1M LIBOR + 3.500%)
	9,722,322	5.544	02/27/26	9,746,628
	DLG Acquisitions Ltd. (NR/NR)(b) (3M EURIBOR + 3.750%)
EUR	1,825,000	3.750	05/23/26	2,007,281
	Edelman Financial Center LLC (B/B1)(b) (1M LIBOR + 3.250%)
	$6,490,439	5.307	07/21/25	6,495,047
	FinCo I LLC (BB/Baa3)(b) (1M LIBOR + 2.000%)
	4,609,023	4.044	12/27/22	4,617,089
	First Eagle Investment Management LLC (BB+/Ba1)(b) (3M LIBOR + 2.750%)
	3,217,146	4.854	12/26/24	3,218,497
	Franklin Square Holdings LP (BB/Ba1)(b) (1M LIBOR + 2.500%)
	4,133,250	4.563	08/01/25	4,143,583
	Jefferies Finance LLC/JFIN Co-Issuer Corp. (NR/NR)(b) (1M LIBOR + 3.750%)
	8,478,750	5.875	06/03/26	8,465,523
	MHI Holdings LLC (NR/NR)(d)
	4,250,000	0.000	09/18/26	4,239,375
	VFH Parent LLC (B+/Ba3)(b) (6M LIBOR + 3.500%)
	5,195,833	6.044	03/01/26	5,202,328

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services – (continued)
	Victory Capital Management, Inc. (BB-/Ba3)(b) (3M LIBOR + 3.250%)
	$4,619,364	5.569%	07/01/26	$4,635,531

				71,557,317

Diversified Manufacturing – 3.0%
	AI Plex Acquico GmbH (B/NR)(d)
	1,150,000	0.000	07/31/26	1,092,500
	Atkore International, Inc. (BB-/B2)(b) (3M LIBOR + 2.750%)
	7,494,211	4.860	12/22/23	7,506,726
	Clark Equipment Co. (BBB-/Ba3)(b) (3M LIBOR + 2.000%)
	3,033,621	4.104	05/18/24	3,038,687
	Cortes NP Acquisition Corp. (B/B2)(b) (1M LIBOR + 4.000%)
	11,712,284	6.044	11/30/23	11,126,670
	Dynacast International LLC (B-/B2)(b) (3M LIBOR + 3.250%)
	9,526,796	5.354	01/28/22	9,133,815
	Gardner Denver, Inc. (BB+/Ba3)(b) (1M LIBOR + 2.750%)
	3,181,967	4.794	07/30/24	3,192,468
	Rexnord LLC (BBB-/Ba1)(b) (1M LIBOR + 2.000%)
	4,373,642	4.044	08/21/24	4,395,510
	Robertshaw US Holding Corp. (B/B3)(b)(c) (1M LIBOR + 3.250%)
	2,987,000	5.313	02/28/25	2,710,703
	Robertshaw US Holding Corp. (CCC+/Caa2)(b) (1M LIBOR + 8.000%)
	4,650,000	10.063	02/28/26	3,983,516
	Titan Acquisition Ltd. (B/B2)(b) (1M LIBOR + 3.000%)
	12,365,405	5.044	03/28/25	11,853,972
	Zodiac Pool Solutions LLC (BB/Ba3)(b) (1M LIBOR + 2.250%)
	6,348,533	4.294	07/02/25	6,350,501

				64,385,068

Energy(d) – 0.1%
	McDermott Technology Americas, Inc. (CCC+/B2)
	1,745,570	0.000	05/09/25	1,097,527

Entertainment – 2.6%
	AMC Entertainment Holdings, Inc. (BB-/Ba2)(b)(6M LIBOR + 3.000%)
	8,905,250	5.230	04/22/26	8,934,905
	Amer Sports Oyj (NR/NR)(b) (3M EURIBOR + 4.500%)
EUR	4,300,000	4.500	03/30/26	4,690,442
	CityCenter Holdings LLC (BB-/B1)(b) (1M LIBOR + 2.250%)
	$5,589,864	4.294	04/18/24	5,598,584
	Crown Finance US, Inc. (NR/NR)(b) (1M LIBOR + 2.250%)
	1,100,000	4.294	02/28/25	1,096,788
	Crown Finance US, Inc. (BB-/B1)(d)
	5,096,523	0.000	02/28/25	5,060,236
	Intrawest Resorts Holdings, Inc. (B/B2)(b) (1M LIBOR + 3.000%)
	11,089,232	5.044	07/31/24	11,103,094
	PCI Gaming Authority (BB+/Ba3)(b) (1M LIBOR + 3.000%)
	5,586,000	5.044	05/29/26	5,613,930
	UFC Holdings LLC (B/B2)(b) (1M LIBOR + 3.250%)
	7,679,985	5.300	04/29/26	7,693,886
	Vue International Bidco PLC (NR/NR)(b)
	(3M EURIBOR + 4.750%)
EUR	3,136,096	4.750	06/14/26	3,448,098
	(3M EURIBOR + 4.750%)
	563,904	4.750	06/14/26	620,005

Bank Loans(a) – (continued)
Entertainment – (continued)
	World Triathlon Corp. (NR/NR)(b) (1M LIBOR + 4.250%)
	$2,100,000	6.294	08/12/26	2,110,500

				55,970,468

Environmental(b) – 1.4%
	Core & Main LP (B+/B2) (3M LIBOR + 2.750%)
	6,505,047	4.882	08/01/24	6,444,095
	EnergySolutions LLC (B-/B3) (3M LIBOR + 3.750%)
	10,764,899	5.854	05/09/25	9,984,444
	FTS International, Inc. (B/Caa1) (1M LIBOR + 4.750%)
	2,067,585	6.794	04/16/21	2,032,704
	GFL Environmental, Inc. (B+/B1) (1M LIBOR + 3.000%)
	9,995,985	5.044	05/30/25	9,906,721
	Innovative Water Care Global Corp. (B/B3) (3M LIBOR + 5.000%)
	2,910,375	7.104	02/27/26	2,648,441

				31,016,405

Food & Beverages – 1.4%
	B&G Foods, Inc. (NR/NR)(d)
	1,350,000	0.000	09/17/26	1,355,913
	CHG PPC Parent LLC (B/B2)(b) (1M LIBOR + 2.750%)
	5,414,125	4.794	03/31/25	5,414,125
	Chobani LLC/Chobani Finance Corp., Inc. (B-/B1)(b) (1M LIBOR + 3.500%)
	3,573,606	5.544	10/10/23	3,540,121
	High Liner Foods, Inc. (B/B3)(b)(c) (3M LIBOR + 3.250%)
	1,983,295	5.563	04/24/21	1,968,420
	Shearer’s Foods, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
	2,390,889	8.794	06/30/22	2,372,957
	Sigma Bidco B.V. (NR/NR)(b) (3M LIBOR + 3.000%)
	2,584,992	5.320	07/02/25	2,569,922
	Sunshine Investments B.V. (B+/B1)(b)
	(3M EURIBOR + 3.250%)
EUR	525,000	3.250	03/28/25	575,176
	(3M LIBOR + 3.250%)
	$6,890,400	5.408	03/28/25	6,886,128
	US Foods, Inc. (BB+/Ba3)(b)
	(1M LIBOR + 2.000%)
	4,600,287	4.044	06/27/23	4,615,146
	(1M LIBOR + 2.000%)
	800,000	4.050	09/13/26	802,504

				30,100,412

Food & Drug Retailers(b) – 0.6%
	Albertsons LLC (BB/Ba2)
	(1M LIBOR + 2.750%)
	5,734,271	4.794	11/17/25	5,766,784
	(1M LIBOR + 2.750%)
	3,096,851	4.794	08/17/26	3,115,091
	BJ’s Wholesale Club, Inc. (BB-/B2) (1M LIBOR + 2.750%)
	5,124,010	4.786	02/03/24	5,137,332

				14,019,207

Gaming(b) – 2.5%
	Caesars Entertainment Operating Co., Inc. (BB/B1) (1M LIBOR + 2.000%)
	5,577,834	4.044	10/06/24	5,574,041

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Gaming(b) – (continued)
	Caesars Resort Collection LLC (BB/Ba3) (1M LIBOR + 2.750%)
	$11,493,671	4.794%	12/22/24	$11,413,215
	Eldorado Resorts LLC (BB/Ba1) (3M LIBOR + 2.250%)
	5,848,199	4.313	04/17/24	5,836,035
	MGM Growth Properties LLC (BB+/Ba3) (1M LIBOR + 2.000%)
	7,964,216	4.044	03/21/25	7,976,401
	Mohegan Tribal Gaming Authority (B-/B1) (1M LIBOR + 3.750%)
	6,845,439	5.794	10/13/21	6,574,086
	Scientific Games International, Inc. (B+/Ba3) (2M LIBOR + 2.750%)
	14,366,877	4.896	08/14/24	14,232,259
	The Stars Group Holdings B.V. (B+/B1) (3M LIBOR + 3.500%)
	2,682,205	5.604	07/10/25	2,692,263

				54,298,300

Health Care – Pharmaceuticals(b) – 1.4%
	Amedes Holding AG (NR/NR) (3M EURIBOR + 4.000%)
EUR	3,025,000	4.000	05/30/26	3,325,257
	Bausch Health Cos., Inc. (BB-/Ba2) (1M LIBOR + 2.750%)
	$14,501,041	4.789	11/27/25	14,522,793
	Endo Luxembourg Finance Co. I S.A.R.L. (B+/B1) (1M LIBOR + 4.250%)
	6,875,838	6.313	04/29/24	6,246,286
	Grifols Worldwide Operations USA, Inc. (BB+/Ba2) (1 Week LIBOR + 2.250%)
	5,954,198	4.197	01/31/25	5,982,838

				30,077,174

Health Care – Services – 7.2%
	21st Century Oncology Holdings, Inc. (NR/NR)(b) (3M LIBOR + 6.125%)
	9,814,000	8.455	01/16/23	8,705,018
	Air Medical Group Holdings, Inc. (B/B1)(b)
	(1M LIBOR + 3.250%)
	7,930,881	5.307	04/28/22	7,407,126
	(1M LIBOR + 4.250%)
	2,556,872	6.294	03/14/25	2,389,601
	Air Methods Corp. (B/B3)(b) (3M LIBOR + 3.500%)
	6,582,014	5.604	04/21/24	5,319,912
	American Renal Holdings, Inc. (B-/B3)(b) (1M LIBOR + 5.500%)
	5,498,711	7.044	06/21/24	5,344,087
	Change Healthcare Holdings LLC (B+/B1)(b) (1M LIBOR + 2.500%)
	7,259,370	4.544	03/01/24	7,221,258
	Envision Healthcare Corp. (B+/B2)(b) (1M LIBOR + 3.750%)
	12,842,651	5.794	10/10/25	10,438,635
	ExamWorks Group, Inc. (NR/NR)(b) (1M LIBOR + 3.250%)
	4,792,484	5.294	07/27/23	4,806,478
	Gentiva Health Services, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
	4,770,814	5.813	07/02/25	4,794,669
	HCA, Inc. (NR/NR)(b) (1M LIBOR + 2.000%)
	5,446,482	4.044	03/13/25	5,459,444
	IQVIA, Inc. (BBB-/Ba1)(b) (3M LIBOR + 1.750%)
	3,188,927	3.854	06/11/25	3,190,936

Bank Loans(a) – (continued)
Health Care – Services – (continued)
	MPH Acquisition Holdings LLC (B+/B1)(b) (3M LIBOR + 2.750%)
	$10,082,295	4.854%	06/07/23	$9,588,666
	Parexel International Corp. (B-/B2)(b) (1M LIBOR + 2.750%)
	4,857,312	4.794	09/27/24	4,604,926
	RegionalCare Hospital Partners Holdings, Inc. (B+/B1)(b) (1M LIBOR + 4.500%)
	11,053,559	6.554	11/17/25	11,055,328
	Rodenstock GmbH (NR/NR)(b) (3M EURIBOR + 5.250%)
EUR	5,200,000	5.250	06/05/26	5,348,931
	Sedgwick Claims Management Services, Inc. (B/B2)(b) (1M LIBOR + 3.250%)
	$7,592,625	5.294	12/31/25	7,459,754
	Sotera Health Holdings LLC (B/B1)(b) (1M LIBOR + 3.000%)
	13,991,487	5.044	05/15/22	13,816,594
	Team Health Holdings, Inc. (B/B2)(b) (1M LIBOR + 2.750%)
	15,123,607	4.794	02/06/24	12,413,910
	U.S. Renal Care, Inc. (B/B2)(b) (1M LIBOR + 5.000%)
	6,775,000	7.063	06/26/26	6,385,438
	Verscend Holding Corp. (B+/B3)(b) (1M LIBOR + 4.500%)
	7,630,484	6.544	08/27/25	7,649,560
	VVC Holding Corp. (B/B2)(b) (3M LIBOR + 4.500%)
	6,487,000	6.830	02/11/26	6,462,674
	WP CityMD Bidco LLC (NR/NR)(d)
	5,000,000	0.000	08/07/26	4,942,200

				154,805,145

Home Construction(b) – 0.3%
	Builders FirstSource, Inc. (BB-/B2) (1M LIBOR + 3.000%)
	2,583,899	5.044	02/29/24	2,589,532
	Gyp Holdings III Corp. (BB-/B2) (1M LIBOR + 2.750%)
	4,378,589	4.794	06/01/25	4,354,507

				6,944,039

Insurance(b) – 1.1%
	Alliant Holdings Intermediate LLC (B/B2) (1M LIBOR + 3.250%)
	3,391,500	5.289	05/09/25	3,360,400
	AssuredPartners, Inc. (B/B2) (1M LIBOR + 3.500%)
	3,380,439	5.544	10/22/24	3,361,948
	Hub International Ltd. (B/B2) (3M LIBOR + 3.000%)
	6,823,178	5.267	04/25/25	6,738,844
	USI, Inc. (B/B2) (3M LIBOR + 3.000%)
	11,061,808	5.104	05/16/24	10,870,549

				24,331,741

Lodging(b) – 0.3%
	Four Seasons Holdings, Inc. (BB+/Ba3) (1M LIBOR + 2.000%)
	5,496,357	4.044	11/30/23	5,520,046

Machinery(b) – 0.2%
	Shape Technologies Group, Inc. (B-/B3) (3M LIBOR + 3.000%)
	4,162,511	5.259	04/21/25	3,753,211

Media – Broadcasting & Radio – 3.2%
	Ascend Learning LLC (B/Ba3)(b) (1M LIBOR + 3.000%)
	6,158,494	5.044	07/12/24	6,129,610
	Cumulus Media New Holdings, Inc. (NR/NR)(d)
	1,625,000	0.000	03/17/26	1,627,031

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media – Broadcasting & Radio – (continued)
	Diamond Sports Group LLC (BB/Ba2)(b) (3M LIBOR + 3.000%)
	$8,825,000	5.256%	09/06/24	$8,869,125
	Digital Room Holdings, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
	5,012,438	7.046	05/08/26	4,771,239
	Meredith Corp. (BB/Ba2)(b) (1M LIBOR + 2.750%)
	5,893,413	4.794	01/31/25	5,897,833
	Metro-Goldwyn-Mayer, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
	4,125,000	6.550	07/03/26	4,073,438
	Metro-Goldwyn-Mayer, Inc. (BB/Ba2)(b) (1M LIBOR + 2.500%)
	2,238,693	4.550	07/03/25	2,233,097
	Nexstar Broadcasting, Inc. (BB/Ba3)(b) (1M LIBOR + 2.250%)
	6,815,958	4.294	01/17/24	6,819,161
	Renaissance Holding Corp. (B-/B2)(b) (1M LIBOR + 3.250%)
	4,883,351	5.294	05/30/25	4,783,926
	Renaissance Holding Corp. (CCC/Caa2)(b) (1M LIBOR + 7.000%)
	2,525,000	9.044	05/29/26	2,425,591
	The E.W. Scripps Co. (BB-/Ba2)(b) (1M LIBOR + 2.000%)
	6,845,422	4.044	10/02/24	6,799,763
	Univision Communications, Inc. (B/B2)(b) (1M LIBOR + 2.750%)
	7,817,639	4.794	03/15/24	7,591,240
	WMG Acquisition Corp. (BB-/Ba3)(b) (1M LIBOR + 2.125%)
	5,987,047	4.169	11/01/23	5,990,040

				68,011,094

Media – Cable(b) – 2.7%
	Altice Financing SA (NR/NR) (1M LIBOR + 2.750%)
	7,874,899	4.807	01/31/26	7,658,339
	Altice Financing SA (B+/B2) (1M LIBOR + 2.750%)
	1,989,822	4.778	07/15/25	1,935,938
	Altice France SA (B/B2) (1M LIBOR + 3.688%)
	7,716,517	5.715	01/31/26	7,653,859
	Cogeco Communications, Inc. (BB-/B1) (1M LIBOR + 2.250%)
	5,606,746	4.294	01/03/25	5,605,961
	CSC Holdings LLC (BB/Ba3)
	(1M LIBOR + 2.250%)
	9,076,210	4.278	07/17/25	9,061,597
	(1M LIBOR + 2.500%)
	5,093,392	4.528	01/25/26	5,093,392
	Midcontinent Communications (NR/NR) (1M LIBOR + 2.250%)
	1,500,000	4.278	08/15/26	1,509,375
	Numericable Group SA (B/B2) (1M LIBOR + 2.750%)
	10,541,440	4.794	07/31/25	10,267,995
	Virgin Media Bristol LLC (BB-/Ba3) (1M LIBOR + 2.500%)
	3,458,080	4.528	01/15/26	3,458,080
	Ziggo Secured Finance BV (B+/B1) (1M LIBOR + 2.500%)
	5,700,000	4.528	04/15/25	5,685,522

				57,930,058

Media – Non Cable – 3.2%
	Cambium Learning Group, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
	6,575,313	6.544	12/18/25	6,394,491
	CBS Radio, Inc. (BB/Ba3)(b) (1M LIBOR + 2.750%)
	3,208,813	4.804	11/18/24	3,209,615
	Clear Channel Outdoor Holdings, Inc. (NR/NR)(d)
	5,500,000	0.000	08/21/26	5,511,770

Bank Loans(a) – (continued)
Media – Non Cable – (continued)
	Getty Images, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
	$6,546,248	6.563%	02/19/26	$6,516,266
	Hubbard Radio LLC (BB-/B1)(b) (1M LIBOR + 3.500%)
	3,909,572	5.550	03/28/25	3,898,156
	iHeartCommunications, Inc. (BB-/B1)(b) (1M LIBOR + 4.000%)
	4,806,607	6.100	05/01/26	4,835,014
	Lions Gate Capital Holdings LLC (BB-/Ba2)(b) (1M LIBOR + 2.250%)
	5,290,720	4.294	03/24/25	5,272,520
	McGraw-Hill Global Education Holdings LLC (B+/B2)(b) (1M LIBOR + 4.000%)
	14,415,924	6.044	05/04/22	13,527,614
	Mission Broadcasting, Inc. (BB/Ba3)(b) (1M LIBOR + 2.250%)
	1,357,788	4.350	01/17/24	1,358,426
	NEP Europe Finco BV (B+/B2)(b) (3M EURIBOR + 3.500%)
EUR	2,930,992	3.500	10/20/25	3,181,666
	NEP/NCP Holdco, Inc. (B+/B2)(b) (1M LIBOR + 3.250%)
	$3,306,322	5.294	10/20/25	3,239,501
	NEP/NCP Holdco, Inc. (CCC+/Caa2)(b) (1M LIBOR + 7.000%)
	7,000,000	9.044	10/19/26	6,836,690
	Nielsen Finance LLC (BBB-/Ba1)(b) (1M LIBOR + 2.000%)
	2,558,922	4.042	10/04/23	2,557,003
	Prometric Holdings, Inc. (B/B1)(b) (1M LIBOR + 3.000%)
	3,004,403	5.050	01/29/25	2,948,070

				69,286,802

Metals & Mining(b) – 1.6%
	Aleris International, Inc. (B-/B3) (1M LIBOR + 4.750%)
	4,997,569	6.794	02/27/23	4,997,569
	AMG Advanced Metallurgical Group NV (BB/Ba3) (1M LIBOR + 3.000%)
	5,487,281	5.044	02/01/25	5,402,668
	Anvil International LLC (B/B2) (1M LIBOR + 5.000%)
	4,000,000	7.050	05/28/26	3,740,000
	Crosby US Acquisition Corp. (B-/B2) (1M LIBOR + 4.750%)
	4,837,875	6.796	06/26/26	4,729,023
	U.S. Silica Co. (B/B1) (1M LIBOR + 4.000%)
	8,207,389	6.063	05/01/25	7,762,794
	Unimin Corp. (BB-/B1) (3M LIBOR + 4.000%)
	10,918,211	6.313	06/01/25	8,888,406

				35,520,460

Packaging(b) – 3.7%
	Berlin Packaging LLC (B-/B3) (1M LIBOR + 3.000%)
	8,504,257	5.050	11/07/25	8,341,655
	Berry Global, Inc. (BBB-/Ba2) (1M LIBOR + 2.500%)
	5,386,500	4.549	07/01/26	5,410,093
	BWAY Holding Co. (B/B2) (3M LIBOR + 3.250%)
	13,573,764	5.590	04/03/24	13,275,956
	Charter NEX US Holdings, Inc. (B/B2) (1M LIBOR + 3.000%)
	10,452,892	5.044	05/16/24	10,341,883
	Charter NEX US, Inc. (B/B2) (1M LIBOR + 3.500%)
	2,294,250	5.544	05/16/24	2,290,900
	Consolidated Container Co. LLC (B+/B2)
	(1M LIBOR + 2.750%)
	5,790,977	4.794	05/22/24	5,754,784
	(1M LIBOR + 3.500%)
	748,125	5.544	06/14/26	747,190

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Packaging(b) – (continued)
	Flex Acquisition Co., Inc. (B/B2)
	(3M LIBOR + 3.000%)
	$4,515,262	5.319%	12/29/23	$4,342,553
	(3M LIBOR + 3.250%)
	5,871,110	5.569	06/29/25	5,645,424
	LABL, Inc. (B/B2)
	(1M EURIBOR + 5.000%)
EUR	3,050,000	5.000	07/01/26	3,322,287
	(1M LIBOR + 4.500%)
	$1,850,000	6.600	07/01/26	1,854,625
	Pro Mach Group, Inc. (B-/B2) (1M LIBOR + 2.750%)
	11,389,842	4.807	03/07/25	11,073,090
	Reynolds Group Holdings, Inc. (B+/B1) (1M LIBOR + 2.750%)
	6,467,049	4.794	02/05/23	6,475,133

				78,875,573

Paper(b) – 0.3%
	Pregis TopCo Corp. (B/B2) (3M LIBOR + 4.000%)
	5,650,000	6.253	07/31/26	5,628,812

Pipelines – 1.5%
	BCP Raptor LLC (B/B3)(b)
	(1M LIBOR + 4.250%)
	8,273,459	6.294	06/24/24	7,582,625
	(1M LIBOR + 4.750%)
	6,134,625	6.794	11/03/25	5,495,581
	Centurion Pipeline Co. LLC (BB+/Ba3)(b) (1M LIBOR + 3.250%)
	5,607,625	5.294	09/29/25	5,593,606
	Grizzly Acquisitions, Inc. (NR/NR)(d)
	3,762,000	0.000	10/01/25	3,728,293
	Moda Ingleside Energy Center LLC (BB+/B1)(b) (1M LIBOR + 3.250%)
	3,176,000	5.294	09/29/25	3,167,075
	Prairie ECI Acquiror LP (NR/NR)(b) (3M LIBOR + 4.750%)
	2,210,695	6.854	03/11/26	2,153,350
	Traverse Midstream Partners LLC (B+/B2)(b) (1M LIBOR + 4.000%)
	6,039,000	6.050	09/27/24	5,299,223

				33,019,753

Pipelines(b) – 0.3%
	Lower Cadence Holdings LLC (B/B2) (1M LIBOR + 4.000%)
	2,244,375	6.054	05/22/26	2,184,069
	Waterbridge Midstream Operating LLC (B/B1) (6M LIBOR + 5.750%)
	5,500,000	7.834	06/22/26	5,300,625

				7,484,694

Real Estate Investment Trust(b) – 0.7%
	Brookfield Property REIT, Inc. (BB+/Ba3) (1M LIBOR + 2.500%)
	11,124,822	4.544	08/27/25	10,964,958
	iStar, Inc. (BB-/Ba2) (1M LIBOR + 2.750%)
	4,634,173	4.807	06/28/23	4,639,966

				15,604,924

Bank Loans(a) – (continued)
Restaurants(b) – 1.1%
	1011778 B.C. Unlimited Liability Co. (BB/Ba2) (1M LIBOR + 2.250%)
	10,458,970	4.294	02/16/24	10,490,347
	CEC Entertainment, Inc. (B-/B2) (1M LIBOR + 6.500%)
	2,175,000	8.544	08/30/26	2,126,063
	IRB Holding Corp. (B/B2) (3M LIBOR + 3.250%)
	8,710,009	5.550	02/05/25	8,665,240
	NPC International, Inc. (CCC-/B3) (3M LIBOR + 3.500%)
	5,254,435	5.544	04/19/24	3,246,505

				24,528,155

Retailers(b) – 2.8%
	Academy Ltd. (CCC+/Caa2) (3M LIBOR + 4.000%)
	13,547,335	6.253	07/01/22	9,434,770
	Bass Pro Group LLC (B+/B1) (1M LIBOR + 5.000%)
	10,540,554	7.044	09/25/24	10,134,743
	EG Finco Ltd. (B/B2) (3M LIBOR + 4.000%)
	2,586,876	6.104	02/07/25	2,553,894
	Harbor Freight Tools USA, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
	10,090,339	4.544	08/18/23	9,782,180
	JC Penney Corp., Inc. (CCC+/B3) (3M LIBOR + 4.250%)
	4,009,091	6.394	06/23/23	3,484,141
	Neiman Marcus Group Ltd. LLC (CCC+/Caa2) (1M LIBOR + 6.000%)
	5,079,143	8.057	10/25/23	3,849,838
	OEConnection LLC (NR/NR) (3M LIBOR + 4.250%)
	2,968,615	6.018	09/25/26	2,957,483
	PetSmart, Inc. (B/B2) (1M LIBOR + 4.000%)
	6,748,931	6.040	03/11/22	6,576,024
	Staples, Inc. (B+/B1) (3M LIBOR + 5.000%)
	10,816,017	7.123	04/16/26	10,656,048

				59,429,121

Services Cyclical – Business Services(b) – 0.9%
	EVO Payments International LLC (B/B2) (1M LIBOR + 3.250%)
	8,586,404	5.310	12/22/23	8,611,477
	Lighthouse Network LLC (B+/B1) (3M LIBOR + 4.500%)
	2,947,500	6.756	11/29/24	2,940,131
	Travelport Finance (Luxembourg) S.a.r.l. (B+/B2) (3M LIBOR + 5.000%)
	9,350,000	7.104	05/29/26	8,428,370

				19,979,978

Services Cyclical – Consumer Services(b) – 2.3%
	Asurion LLC (B+/Ba3)
	(1M LIBOR + 6.500%)
	4,525,270	5.044	08/04/22	4,541,425
	(1M LIBOR + 3.000%)
	6,163,272	5.044	11/03/23	6,185,398
	Asurion LLC (B-/B3) (1M LIBOR + 6.500%)
	11,100,000	8.544	08/04/25	11,272,050
	KUEHG Corp. (B-/B2) (3M LIBOR + 3.750%)
	10,522,188	5.854	02/21/25	10,500,302
	Spin Holdco, Inc. (B-/B2) (3M LIBOR + 3.250%)
	9,737,222	5.572	11/14/22	9,566,821
	USIC Holdings, Inc. (B/B2) (1M LIBOR + 3.250%)
	2,209,962	5.294	12/08/23	2,191,553

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Services Cyclical – Consumer Services(b) – (continued)
	USS Ultimate Holdings, Inc. (B/B2) (6M LIBOR + 3.750%)
	$1,496,183	5.950%	08/25/24	$1,496,557
	Weight Watchers International, Inc. (BB-/Ba2) (3M LIBOR + 4.750%)
	3,702,994	6.860	11/29/24	3,706,475

				49,460,581

Technology – Hardware – 0.4%
	CommScope, Inc. (B+/Ba3)(b) (1M LIBOR + 3.250%)
	5,175,000	5.294	04/06/26	5,151,919
	ON Semiconductor Corp. (NR/NR)(d)
	2,675,000	0.000	09/06/26	2,686,048

				7,837,967

Technology – Software/Services – 15.1%
	Almonde, Inc. (B-/B2)(b) (2M LIBOR + 3.500%)
	5,750,605	5.696	06/13/24	5,589,703
	Almonde, Inc. (CCC/Caa2)(b) (1M LIBOR + 7.250%)
	3,825,000	9.446	06/13/25	3,645,722
	Ancestry.com Operations, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
	3,295,504	5.800	10/19/23	3,251,575
	Ancestry.com Operations, Inc. (B/B2)(b) (1M LIBOR + 4.250%)
	5,486,250	6.300	08/27/26	5,355,952
	AppLovin Corp. (B+/B1)(b) (1M LIBOR + 3.750%)
	6,579,907	5.794	08/15/25	6,574,446
	Avast Software B.V. (NR/NR)(b) (3M LIBOR + 2.250%)
	1,904,864	4.354	09/30/23	1,914,389
	BMC Software Finance, Inc. (B/B2)(b) (1M LIBOR + 4.250%)
	11,169,548	6.294	10/02/25	10,737,175
	Bracket Intermediate Holding Corp. (B-/B2)(b) (1M LIBOR + 4.250%)
	4,327,609	6.292	09/05/25	4,311,381
	Carbonite, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
	3,174,545	6.006	03/26/26	3,173,212
	CCC Information Services, Inc. (B/B2)(b) (1M LIBOR + 2.750%)
	7,529,993	4.800	04/26/24	7,490,987
	CCC Information Services, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
	2,675,000	8.794	04/27/25	2,692,387
	Cerence, Inc. (NR/NR)(d)
	4,325,000	0.000	09/04/26	4,065,500
	Ceridian HCM Holding, Inc. (B/B2)(b) (1M LIBOR + 3.000%)
	10,426,784	5.044	04/30/25	10,445,031
	ConvergeOne Holdings, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
	2,409,945	7.044	01/04/26	2,154,491
	DigiCert Holdings, Inc. (NR/NR)(d)
	9,575,000	0.000	08/31/26	9,539,094
	DigiCert, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
	10,724,876	6.044	10/31/24	10,698,064
	Dynatrace LLC (B/B1)(b) (1M LIBOR + 2.750%)
	6,888,119	4.794	08/22/25	6,911,056
	Electronics for Imaging, Inc. (B-/B2)(b) (3M LIBOR + 5.000%)
	1,875,000	7.104	07/23/26	1,743,750
	Ellie Mae, Inc. (B/B2)(b) (1M LIBOR + 4.000%)
	7,650,000	6.044	04/17/26	7,653,213
	Emerald TopCo, Inc. (B/B2)(b) (1M LIBOR + 3.500%)
	4,450,000	5.544	07/24/26	4,435,181

Bank Loans(a) – (continued)
Technology – Software/Services – (continued)
	Ensono LP (B/B2)(b) (1M LIBOR + 5.250%)
	3,266,187	7.294	06/27/25	3,240,319
	Eta Australia Holdings III Pty Ltd. (B/B2)(b) (1M LIBOR + 4.000%)
	5,137,125	6.044	05/06/26	5,140,361
	Financial & Risk US Holdings, Inc. (B/B2)(b)
	(3M EURIBOR + 4.000%)
EUR	3,473,750	4.000	10/01/25	3,828,810
	(1M LIBOR + 3.750%)
	$11,114,130	5.794	10/01/25	11,169,700
	Genuine Financial Holdings LLC (B/B2)(b) (1M LIBOR + 3.750%)
	6,710,752	5.794	07/12/25	6,517,818
	Genuine Financial Holdings LLC (CCC+/Caa2)(b) (1M LIBOR + 7.250%)
	4,300,000	9.294	07/10/26	4,214,000
	Huskies Parent, Inc. (B-/B2)(b) (3M LIBOR + 4.000%)
	1,000,000	6.255	07/31/26	998,750
	Hyland Software, Inc. (B-/B1)(b) (1M LIBOR + 3.250%)
	5,426,110	5.294	07/01/24	5,420,684
	Hyland Software, Inc. (CCC/Caa1)(b) (1M LIBOR + 7.000%)
	3,275,000	9.044	07/07/25	3,281,157
	Infor (US), Inc. (B/Ba3)(b) (3M LIBOR + 2.750%)
	9,030,262	4.854	02/01/22	9,037,306
	Ion Trading Technologies S.a.r.l. (B/B3)(b) (3M LIBOR + 4.000%)
	10,104,044	6.064	11/21/24	9,598,842
	MA FinanceCo. LLC (BB-/B1)(b) (1M LIBOR + 2.500%)
	1,143,040	4.544	06/21/24	1,126,844
	Marcel LUX IV S.a.r.l. (B/B2)(b) (1M LIBOR + 3.250%)
	9,177,000	5.294	03/15/26	9,050,816
	McAfee LLC (B/B2)(b) (1M LIBOR + 3.750%)
	4,438,791	5.794	09/30/24	4,446,870
	McAfee LLC (B-/Caa1)(b) (1M LIBOR + 8.500%)
	2,800,000	10.544	09/29/25	2,822,764
	MH Sub I LLC (B/B2)(b) (1M LIBOR + 3.750%)
	7,296,289	5.794	09/13/24	7,238,137
	Microchip Technology, Inc. (BB+/Baa3)(b) (1M LIBOR + 2.000%)
	4,880,981	4.050	05/29/25	4,888,595
	Mitchell International, Inc. (NR/NR)(b)(c) (1M LIBOR + 7.250%)
	2,750,000	9.294	12/01/25	2,502,500
	Mitchell International, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
	11,267,857	5.294	11/29/24	10,782,889
	Omnitracs, Inc. (B/B2)(b) (3M LIBOR + 2.750%)
	5,350,011	4.856	03/21/25	5,285,810
	PowerSchool (B-/B2)(b) (3M LIBOR + 3.250%)
	11,007,523	5.459	08/01/25	10,801,132
	Project Boost Purchaser LLC (B-/B2)(b) (3M LIBOR + 3.500%)
	3,750,000	5.810	04/26/24	3,721,875
	Quest Software US Holdings Inc. (B+/B2)(b) (3M LIBOR + 4.250%)
	2,562,093	6.506	05/16/25	2,525,788
	Quorum Software, Inc (B/B2)(b) (3M LIBOR + 4.250%)
	4,863,250	6.354	09/22/25	4,822,739
	Rocket Software, Inc. (B/B1)(b) (1M LIBOR + 4.250%)
	3,681,500	6.294	11/28/25	3,451,406

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services – (continued)
Seattle SpinCo, Inc. (BB-/B1)(b) (1M LIBOR + 2.500%)
$7,719,234	4.544%		06/21/24	$7,609,853
Solera, LLC (B/Ba3)(b) (1M LIBOR + 2.750%)
3,815,296	4.794		03/03/23	3,794,846
SS&C Technologies Holdings Europe S.a.r.l. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
3,810,907	4.294		04/16/25	3,820,435
SS&C Technologies, Inc. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
5,777,988	4.294		04/16/25	5,792,433
The Dun & Bradstreet Corp. (B-/B2)(b) (1M LIBOR + 5.000%)
8,200,000	7.054		02/06/26	8,248,298
The Ultimate Software Group, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
4,950,000	5.794		05/04/26	4,974,750
TIBCO Software, Inc. (B/B1)(b) (1M LIBOR + 4.000%)
2,300,000	6.070		06/30/26	2,300,966
TriTech Software Systems (B/B3)(b) (1M LIBOR + 3.750%)
14,589,750	5.794		08/29/25	13,580,577
TTM Technologies, Inc. (BB+/Ba3)(b) (1M LIBOR + 2.500%)
4,591,547	4.600		09/28/24	4,588,700
Ultra Clean Holdings, Inc. (B+/B1)(b) (1M LIBOR + 4.500%)
3,200,957	6.544		08/27/25	3,112,930
Upland Software, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
2,450,000	5.794		08/06/26	2,453,063
Vertafore, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
7,768,919	5.294		07/02/25	7,538,804
Vertafore, Inc. (CCC/Caa2)(b) (1M LIBOR + 7.250%)
3,500,000	9.294		07/02/26	3,432,905
Zelis Healthcare Corp. (NR/NR)(d)
4,350,000	0.000		09/26/26	4,311,937

				323,858,718

Telecommunication Services – 1.4%
Imperva, Inc. (B-/B2)(b) (3M LIBOR + 4.000%)
7,804,824	6.303		01/12/26	7,570,679
MLN US Holding Co. LLC (B/B2)(b) (1M LIBOR + 4.500%)
3,364,899	6.612		11/30/25	3,112,532
Project Alpha Intermediate Holding, Inc. (B/B3)(d)
5,535,842	0.000		04/26/24	5,452,804
Vivid Seats Ltd. (B/B2)(b) (1M LIBOR + 3.500%)
7,776,152	5.544		06/30/24	7,659,510
Web.com Group, Inc. (B+/B2)(b) (1M LIBOR + 3.750%)
5,425,000	5.778		10/10/25	5,330,551

				29,126,076

Textiles(b) – 0.4%
Kontoor Brands, Inc. (BB-/Ba2) (3M LIBOR + 4.250%)
2,285,625	6.801		05/15/26	2,291,339
Renfro Corp. (CCC+/B3)(c) (1M LIBOR + 5.500%)
6,824,159	7.560		03/31/21	5,800,536

				8,091,875

Transportation Services(b) – 0.6%
Hornblower Sub LLC (B/B2) (3M LIBOR + 4.500%)
6,607,781	6.604		04/27/25	6,610,557
XPO Logistics, Inc. (BBB-/Baa3) (1M LIBOR + 2.500%)
5,425,000	4.541		02/24/25	5,456,356

				12,066,913

Bank Loans(a) – (continued)
Utilities – Electric(b) – 1.0%
Calpine Corp. (BB/Ba2) (3M LIBOR + 2.500%)
2,976,684	4.610		01/15/24	2,982,399
Calpine Corp. (BB/Ba2) (1M LIBOR + 2.500%)
1,250,000	4.544		08/12/26	1,251,737
LMBE-MC Holdco II LLC (BB-/Ba3)(c) (3M LIBOR + 4.000%)
7,061,761	6.020		11/14/25	7,061,761
Lonestar II Generation Holdings LLC (B+/Ba3)
(1M LIBOR + 5.000%)
2,939,062	7.044		04/20/26	2,946,410
(1M LIBOR + 5.000%)
353,573	7.044	(c)	04/20/26	354,457
Pike Corp. (NR/NR) (1M LIBOR + 3.250%)
2,003,775	5.300		07/19/26	2,009,345
Talen Energy Supply LLC (BB/Ba3) (1M LIBOR + 3.750%)
1,100,000	5.792		07/08/26	1,097,250
Vistra Energy Corp. (BBB-/Ba1) (1M LIBOR + 2.000%)
4,095,798	4.025		12/31/25	4,106,611

				21,809,970

Wireless Telecommunications(b) – 1.6%
Digicel International Finance Ltd. (NR/B3) (3M LIBOR + 3.250%)
13,779,335	5.340		05/28/24	11,907,688
Intelsat Jackson Holdings Ltd. (B/B1) (6M LIBOR + 6.625%)
3,375,000	6.625		01/02/24	3,443,546
Intelsat Jackson Holdings SA (B/B1) (1M LIBOR + 4.500%)
5,400,000	6.554		01/02/24	5,458,482
SBA Senior Finance II LLC (BB+/B1) (1M LIBOR + 2.000%)
10,197,633	4.050		04/11/25	10,198,040
Sprint Communications, Inc. (BB-/Ba2) (1M LIBOR + 2.500%)
3,076,336	4.563		02/02/24	3,052,310

				34,060,066

Wirelines Telecommunications – 3.0%
CenturyLink, Inc. (BBB-/Ba3)(b) (1M LIBOR +2.750%)
15,497,435	4.794		01/31/25	15,385,544
Cincinnati Bell, Inc. (BB-/Ba3)(b) (1M LIBOR + 3.250%)
7,714,184	5.294		10/02/24	7,682,016
Consolidated Communications, Inc. (B+/B1)(b) (1M LIBOR + 3.000%)
11,528,154	5.050		10/04/23	11,061,609
Frontier Communications Corp. (B-/B3)(b) (1M LIBOR + 3.750%)
3,311,807	5.800		06/15/24	3,301,176
Go Daddy Operating Co. LLC (BB/Ba1)(b) (1M LIBOR + 2.000%)
1,544,754	4.044		02/15/24	1,546,500
GTT Communications, Inc. (B-/B2)(b) (1M LIBOR + 2.750%)
10,023,007	4.790		05/31/25	8,037,951
Inmarsat Finance PLC (NR/NR)(d)
4,350,000	0.000		09/23/26	4,278,616
Level 3 Financing, Inc. (BBB-/Ba1)(b) (1M LIBOR + 2.250%)
4,000,000	4.294		02/22/24	4,005,840
Windstream Corp. (NR/WR)(b) (3M LIBOR + 4.000%)
3,597,226	8.500		03/29/21	3,645,932
Zacapa LLC (B-/B2)(b) (3M LIBOR + 5.000%)
6,493,083	7.104		07/02/25	6,520,159

				65,465,343

TOTAL BANK LOANS
(Cost $2,017,866,773)				$1,972,773,761

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 2.2%
Aerospace & Defense(e)(f) – 0.1%
Bombardier, Inc. (B-/Caa1)
$2,450,000	7.875%		04/15/27	$2,431,625

Commercial Services – 0.6%
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)(f)
4,600,000	5.250		04/15/24	4,715,000
United Rentals North America, Inc. (BB-/Ba3)(e)
7,000,000	5.875		09/15/26	7,455,000

				12,170,000

Consumer Cyclical Services – Business(c)(g) – 0.0%
Escrow Ambassadors Group, Inc. (NR/NR)
9,986,469	13.000		04/15/20	—

Healthcare Providers & Services(e)(f) – 0.2%
CHS/Community Health Systems, Inc. (B-/Caa1)
3,750,000	8.000		03/15/26	3,740,625

Media(e) – 0.5%
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB/Ba2)(f)
5,970,000	5.375		08/15/26	6,193,875
iHeartCommunications, Inc. (B-/Caa1)
2,525,604	8.375		05/01/27	2,727,652
iHeartCommunications, Inc. (BB-/B1)
1,393,436	6.375		05/01/26	1,504,911
885,000	5.250	(f)	08/15/27	920,400

				11,346,838

Oil Field Services(e) – 0.5%
Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)
8,850,000	8.125		05/01/25	8,783,625
Noble Holding International Ltd. (CCC+/Caa2)
1,008,000	7.750		01/15/24	665,280

				9,448,905

Retailing(e)(f) – 0.0%
Beacon Roofing Supply, Inc. (BB/B1)
505,000	4.500		11/15/26	509,767

Telecommunication Services(e)(f) – 0.3%
Intelsat Jackson Holdings SA (B/B1)
6,500,000	8.000		02/15/24	6,751,875

TOTAL CORPORATE OBLIGATIONS
(Cost $46,857,995)				$46,399,635

Shares	Description	Value

Common Stocks – 0.1%
Media – 0.1%
461,730	Clear Channel Outdoor Holdings, Inc. Class A(g)	$1,163,560
162,749	Bright Pattern Holding Co.(c)	16,275
114,356	iHeartMedia, Inc. Class A(g)	1,715,340

TOTAL COMMON STOCKS
(Cost $5,715,434)		$2,895,175

Units	Expiration Date	Value

Warrant(g) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(c)
162,749		$40,687
True Religion Warrant (NR/NR)
2,145	10/27/22	—
True Religion Warrant 2 (NR/NR)
8,103	10/27/22	—

TOTAL WARRANT (Cost $0)		$40,687

Shares	Description	Value

Exchange Traded Funds – 2.7%
343,342	Eaton Vance Floating-Rate Income Trust (NR/NR)	$4,538,981
351,021	Eaton Vance Senior Floating-Rate Trust (NR/NR)	4,577,314
756,000	Invesco Senior Loan ETF (NR/NR)	17,078,040
81,000	iShares iBoxx High Yield Corporate Bond ETF (NR/NR)	7,060,770
479,789	Nuveen Floating Rate Income Fund (NR/NR)	4,663,549
478,796	Nuveen Floating Rate Income Opportunity Fund (NR/NR)	4,567,714
349,000	SPDR Blackstone/GSO Senior Loan ETF (NR/NR)(h)	16,165,680

TOTAL EXCHANGE TRADED FUNDS
(Cost $58,315,020)		$58,652,048

Shares	Dividend Rate	Value

Investment Company(i) – 2.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
60,572,481	2.032%	$60,572,481
(Cost $60,572,481)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT
(Cost $2,189,327,703)		$2,141,333,787

Securities Lending Reinvestment Vehicle(i) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
722,925	2.032%	722,925
(Cost $722,925)

TOTAL INVESTMENTS – 99.6%
(Cost $2,190,050,628)		$2,142,056,712

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		9,559,221

NET ASSETS – 100.0%		$2,151,615,933

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security is currently in default and/or non-income producing.

(h)	All or a portion of security is on loan.

(i)	Represents an affiliated fund.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2019, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Allied Universal Holding Co. LLC (B-/B3), due 07/10/26	$662,162	$662,473	$311
Mavis Tire Express Services Corp. (NR/NR), due 03/20/25	977,158	953,856	(22,665)
OEConnection LLC (NR/NR) 09/24/2026, due 09/24/26	281,385	280,330	351

TOTAL	$1,920,705	$1,896,659	$(22,003)

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	59,689,691	EUR	54,053,453	11/27/19	$523,055

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
5 Year U.S. Treasury Notes	20	12/31/19	$2,382,969	$(11,573)
Short position contracts:
10 Year U.S. Treasury Notes	(187)	12/19/19	(24,368,438)	278,959

TOTAL FUTURES CONTRACTS				$267,386

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 91.3%
Aerospace & Defense – 3.1%
Lockheed Martin Corp.
$850,000	4.070%		12/15/42	$979,837
125,000	4.700	(a)	05/15/46	158,543
Northrop Grumman Corp.
800,000	2.930	(a)	01/15/25	824,464
1,925,000	3.250	(a)	01/15/28	2,020,403
1,175,000	4.750		06/01/43	1,440,209
450,000	4.030	(a)	10/15/47	510,269
The Boeing Co.(a)
1,400,000	2.700		02/01/27	1,430,072
800,000	3.450		11/01/28	856,440
500,000	3.550		03/01/38	528,435
400,000	3.625		03/01/48	420,808
United Technologies Corp.
2,675,000	3.950	(a)	08/16/25	2,928,456
2,225,000	4.125	(a)	11/16/28	2,517,365
370,000	5.700		04/15/40	494,805
250,000	4.050	(a)	05/04/47	287,050

				15,397,156

Agriculture – 1.0%
Altria Group, Inc.(a)
1,325,000	3.800		02/14/24	1,385,486
1,100,000	4.400		02/14/26	1,175,933
BAT Capital Corp.(a)
620,000	3.222		08/15/24	626,876
200,000	3.557		08/15/27	201,080
Reynolds American, Inc.
700,000	4.850		09/15/23	756,161
525,000	5.850	(a)	08/15/45	581,028

				4,726,564

Automotive – 1.0%
Ford Motor Credit Co. LLC
1,475,000	5.875		08/02/21	1,544,502
General Motors Co.(a)
300,000	6.600		04/01/36	342,813
General Motors Financial Co., Inc.
1,600,000	4.375		09/25/21	1,653,440
1,425,000	5.650	(a)	01/17/29	1,572,160

				5,112,915

Banks – 20.4%
AIB Group PLC(b)
1,975,000	4.750		10/12/23	2,087,844
Banco Santander SA
1,000,000	4.250		04/11/27	1,073,710
1,000,000	3.306		06/27/29	1,032,450
Bank of America Corp.
(3M USD LIBOR + 0.930%)
4,650,000	2.816	(a)(c)	07/21/23	4,715,704
1,023,000	4.000		04/01/24	1,096,615
4,850,000	4.200		08/26/24	5,202,595
(3M USD LIBOR + 1.040%)
4,963,000	3.419	(a)(c)	12/20/28	5,177,997
(3M USD LIBOR + 1.070%)
1,150,000	3.970	(a)(c)	03/05/29	1,248,532

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
(3M USD LIBOR + 1.310%)
1,125,000	4.271	(a)(c)	07/23/29	1,251,247
(3M USD LIBOR + 1.210%)
400,000	3.974	(a)(c)	02/07/30	437,236
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
2,075,000	4.610		02/15/23	2,153,663
BNP Paribas SA(b)
7,725,000	3.500		03/01/23	7,975,058
775,000	3.375		01/09/25	800,722
(5 year USD Swap + 4.149%)
550,000	6.625	(a)(c)	03/25/49	581,020
BPCE SA(b)
2,300,000	5.700		10/22/23	2,537,406
1,350,000	4.625		09/12/28	1,519,155
CIT Bank NA(a)(c)(SOFR + 1.715%)
650,000	2.969		09/27/25	650,715
Citigroup, Inc.
1,800,000	3.875		03/26/25	1,892,700
575,000	3.400		05/01/26	601,324
800,000	4.450		09/29/27	872,664
1,200,000	4.750		05/18/46	1,400,916
Credit Agricole SA
2,350,000	4.375		03/17/25	2,499,131
(5 year USD Swap + 4.319%)
700,000	6.875	%(a)(b)(c)	09/23/49	753,690
Credit Suisse AG(b)
1,800,000	6.500		08/08/23	2,005,110
Credit Suisse Group AG(a)(b)
1,345,000	4.282		01/09/28	1,445,875
Credit Suisse Group Funding Guernsey Ltd.
884,000	4.550		04/17/26	972,524
HSBC Bank USA NA
300,000	7.000		01/15/39	433,401
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
725,000	3.124		05/18/24	727,654
(3M USD LIBOR + 1.211%)
1,775,000	3.803		03/11/25	1,847,899
ING Groep NV
1,300,000	3.550		04/09/24	1,357,850
JPMorgan Chase & Co.
6,300,000	3.875		09/10/24	6,699,294
(3M USD LIBOR + 3.800%)
1,575,000	5.300	(a)(c)	09/10/24	1,592,104
(3M USD LIBOR + 1.000%)
1,550,000	4.023	(a)(c)	12/05/24	1,652,532
1,000,000	3.200	(a)	06/15/26	1,038,340
(3M USD LIBOR + 1.245%)
1,300,000	3.960	(a)(c)	01/29/27	1,405,222
1,628,000	3.625	(a)	12/01/27	1,714,170
(3M USD LIBOR + 1.360%)
600,000	3.882	(a)(c)	07/24/38	658,266
Macquarie Group Ltd.(a)(b)(c) (3M USD LIBOR + 1.372%)
700,000	3.763		11/28/28	732,991
Mitsubishi UFJ Financial Group, Inc.
1,275,000	3.751		07/18/39	1,371,811

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc.
$1,300,000	4.875%		11/01/22	$1,395,576
3,225,000	3.700		10/23/24	3,413,308
(SOFR + 1.152%)
1,075,000	2.720	(a)(c)	07/22/25	1,084,576
3,550,000	4.000		07/23/25	3,830,698
(3M USD LIBOR + 1.628%)
2,650,000	4.431	(a)(c)	01/23/30	2,977,116
(3M USD LIBOR + 1.455%)
770,000	3.971	(a)(c)	07/22/38	844,059
500,000	4.300		01/27/45	578,025
Royal Bank of Scotland Group PLC
(3M USD LIBOR + 1.480%)
1,008,000	3.498	(a)(c)	05/15/23	1,021,346
700,000	6.100		06/10/23	762,034
2,001,000	3.875		09/12/23	2,064,272
(3M USD LIBOR + 1.550%)
1,475,000	4.519	(a)(c)	06/25/24	1,550,461
(3M USD LIBOR + 1.762%)
700,000	4.269	(a)(c)	03/22/25	732,690
Santander Holdings USA, Inc.(a)
750,000	4.500		07/17/25	806,160
Santander UK PLC
1,475,000	2.875		06/18/24	1,497,641
Wells Fargo & Co.
1,325,000	3.000		02/19/25	1,363,650
850,000	3.900		05/01/45	957,491
Wells Fargo Bank NA
799,000	5.950		08/26/36	1,058,907
Westpac Banking Corp.(a)(c)
(5 Year USD ICE Swap + 2.236%)
625,000	4.322		11/23/31	660,338
(5 Year CMT + 2.000%)
625,000	4.110		07/24/34	652,269

				100,467,754

Beverages – 6.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
2,350,000	4.700		02/01/36	2,712,840
4,225,000	4.900		02/01/46	5,033,792
Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.750	(a)	01/23/29	2,328,480
325,000	4.950		01/15/42	385,401
775,000	4.600	(a)	04/15/48	891,320
2,725,000	5.550	(a)	01/23/49	3,566,671
Bacardi Ltd.(a)(b)
1,225,000	5.300		05/15/48	1,395,544
Constellation Brands, Inc.(a)
325,000	3.200		02/15/23	334,848
4,550,000	4.400		11/15/25	5,029,752
350,000	3.700		12/06/26	370,815
500,000	3.600		02/15/28	528,125
600,000	4.500		05/09/47	678,942
Keurig Dr Pepper, Inc.(a)
5,450,000	4.057		05/25/23	5,764,683

Corporate Obligations – (continued)
Beverages – (continued)
Keurig Dr Pepper, Inc.(a) – (continued)
1,200,000	4.597		05/25/28	1,345,032
500,000	4.500		11/15/45	540,280

				30,906,525

Biotechnology(a) – 1.8%
Amgen, Inc.
800,000	4.400		05/01/45	900,760
Celgene Corp.
1,575,000	3.875		08/15/25	1,699,488
3,525,000	3.900		02/20/28	3,851,626
1,100,000	4.550		02/20/48	1,326,655
Gilead Sciences, Inc.
750,000	4.000		09/01/36	836,738
375,000	4.800		04/01/44	448,639

				9,063,906

Chemicals – 2.0%
Celanese US Holdings LLC(a)
600,000	3.500		05/08/24	622,614
CNAC HK Finbridge Co. Ltd.
200,000	4.625		03/14/23	209,813
DuPont de Nemours, Inc.(a)
1,175,000	4.493		11/15/25	1,296,974
925,000	4.725		11/15/28	1,056,887
Huntsman International LLC(a)
1,000,000	4.500		05/01/29	1,051,945
Sasol Financing International Ltd.
200,000	4.500		11/14/22	204,750
SASOL Financing USA LLC(a)
400,000	5.875		03/27/24	431,125
Syngenta Finance NV(b)
970,000	3.933		04/23/21	987,441
The Sherwin-Williams Co.(a)
2,050,000	3.125		06/01/24	2,116,973
1,250,000	2.950		08/15/29	1,255,962
475,000	4.000		12/15/42	491,516

				9,726,000

Commercial Services(a) – 0.9%
Global Payments, Inc.
1,225,000	2.650		02/15/25	1,229,728
750,000	3.200		08/15/29	760,575
IHS Markit Ltd.
900,000	3.625		05/01/24	934,776
750,000	4.250		05/01/29	806,918
PayPal Holdings, Inc.
950,000	2.850		10/01/29	956,185

				4,688,182

Computers – 2.8%
Apple, Inc.
1,652,000	3.850		05/04/43	1,854,254
Dell International LLC/EMC Corp.(a)(b)
4,150,000	5.450		06/15/23	4,518,976
1,375,000	6.020		06/15/26	1,547,288
175,000	8.350		07/15/46	231,259

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
Hewlett Packard Enterprise Co.(a)
$4,699,000	4.900%		10/15/25	$5,216,736
355,000	6.350		10/15/45	414,800

				13,783,313

Diversified Financial Services – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
950,000	4.875		01/16/24	1,024,641
Air Lease Corp.(a)
2,000,000	3.750		06/01/26	2,080,372
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	770,737
GE Capital International Funding Co.
1,750,000	3.373		11/15/25	1,786,277
1,175,000	4.418		11/15/35	1,233,068
Huarong Finance 2019 Co. Ltd.
200,000	3.750		05/29/24	204,688
Huarong Finance II Co. Ltd.
200,000	5.500		01/16/25	218,813
200,000	5.000		11/19/25	215,438

				7,534,034

Electrical – 4.4%
Arizona Public Service Co.(a)
275,000	3.750		05/15/46	294,399
Berkshire Hathaway Energy Co.
725,000	3.250	(a)	04/15/28	763,875
1,767,000	6.125		04/01/36	2,446,677
CMS Energy Corp.(a)
500,000	4.875		03/01/44	604,790
Consumers Energy Co.(a)
325,000	4.350		04/15/49	398,977
Dominion Energy, Inc.(a)
1,225,000	3.900		10/01/25	1,310,186
Duke Energy Corp.(a)
400,000	4.800		12/15/45	479,380
Entergy Corp.(a)
875,000	2.950		09/01/26	887,040
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,154,801
400,000	4.450		04/15/46	453,024
Florida Power & Light Co.(a)
325,000	3.950		03/01/48	374,501
NRG Energy, Inc.(a)(b)
1,035,000	4.450		06/15/29	1,080,892
PPL WEM Ltd./Western Power Distribution Ltd.(a)(b)
300,000	5.375		05/01/21	309,675
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,378,820
Public Service Electric & Gas Co.(a)
1,525,000	3.950		05/01/42	1,714,527
Puget Sound Energy, Inc.(a)
325,000	4.223		06/15/48	379,421
Sempra Energy(a)
570,000	3.400		02/01/28	588,707
1,125,000	3.800		02/01/38	1,158,525

Corporate Obligations – (continued)
Electrical – (continued)
Southern California Edison Co.(a)
500,000	4.200		03/01/29	557,050
275,000	4.050		03/15/42	292,460
805,000	4.125		03/01/48	875,759
625,000	4.875		03/01/49	751,256
The Southern Co.(a)
1,800,000	3.250		07/01/26	1,856,160
Vistra Operations Co. LLC(a)(b)
1,450,000	4.300		07/15/29	1,485,728

				21,596,630

Electronics(a) – 0.2%
PerkinElmer, Inc.
1,200,000	3.300		09/15/29	1,200,972

				1,200,972

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	235,350
200,000	5.500		07/31/47	198,600
220,000	5.500	(b)	07/31/47	218,460

				652,410

Environmental(a) – 0.3%
Waste Management, Inc.
1,300,000	3.200		06/15/26	1,371,747

Food & Drug Retailing(a) – 0.7%
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	1,136,875
Kraft Heinz Foods Co.
600,000	3.000		06/01/26	593,382
1,550,000	3.750	(b)	04/01/30	1,564,028

				3,294,285

Gas(a) – 0.7%
NiSource, Inc.
825,000	3.650		06/15/23	860,310
2,550,000	3.490		05/15/27	2,674,211

				3,534,521

Hand/Machine Tools(a) – 0.1%
Snap-on, Inc.
550,000	4.100		03/01/48	636,383

Healthcare Providers & Services – 2.2%
Becton Dickinson & Co.(a)
4,375,000	2.894		06/06/22	4,441,587
1,300,000	3.363		06/06/24	1,354,418
3,114,000	3.700		06/06/27	3,297,228
CommonSpirit Health
150,000	4.350		11/01/42	160,874
UnitedHealth Group, Inc.
1,125,000	4.625		07/15/35	1,360,361

				10,614,468

Insurance – 2.5%
AIA Group Ltd.(a)(b)
775,000	3.200		03/11/25	799,994

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
American International Group, Inc.
$1,000,000	4.125%		02/15/24	$1,070,360
750,000	3.900	(a)	04/01/26	800,280
325,000	4.200	(a)	04/01/28	354,517
700,000	6.250		05/01/36	915,656
598,000	4.500	(a)	07/16/44	665,879
375,000	4.800	(a)	07/10/45	435,716
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	436,924
323,000	5.031		12/15/46	403,453
Arch Capital Group Ltd.
845,000	7.350		05/01/34	1,225,985
Great-West Lifeco Finance 2018 LP(a)(b)
425,000	4.047		05/17/28	468,741
MetLife, Inc.
400,000	4.050		03/01/45	446,180
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	1,097,423
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	273,626
The Northwestern Mutual Life Insurance Co.(a)(b)
800,000	3.850		09/30/47	855,792
Unum Group(a)
375,000	4.500		12/15/49	361,770
Voya Financial, Inc.
475,000	3.650		06/15/26	499,747
XLIT Ltd.
998,000	4.450		03/31/25	1,083,459

				12,195,502

Internet(a) – 1.1%
Amazon.com, Inc.
1,300,000	3.875		08/22/37	1,493,258
900,000	4.950		12/05/44	1,189,692
eBay, Inc.
1,400,000	4.000		07/15/42	1,360,464
Expedia Group, Inc.(b)
1,375,000	3.250		02/15/30	1,372,057

				5,415,471

Machinery-Diversified(a) – 0.2%
Roper Technologies, Inc.
800,000	3.800		12/15/26	856,960

				856,960

Media – 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
7,350,000	4.500		02/01/24	7,885,962
1,325,000	4.908		07/23/25	1,454,757
275,000	6.484		10/23/45	334,857
Comcast Corp.
1,325,000	3.950	(a)	10/15/25	1,443,495
638,000	3.300	(a)	02/01/27	672,950
1,525,000	4.150	(a)	10/15/28	1,709,937
2,275,000	4.250	(a)	10/15/30	2,587,767
250,000	6.400		03/01/40	354,457

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.
525,000	3.400	%(a)	07/15/46	534,313
500,000	4.700	(a)	10/15/48	613,035
263,000	3.999	(a)	11/01/49	292,719
Time Warner Cable LLC(a)
500,000	5.875		11/15/40	558,245
Viacom, Inc.(a)
450,000	5.850		09/01/43	552,937

				18,995,431

Mining(b) – 0.4%
Glencore Finance Canada Ltd.
800,000	4.950		11/15/21	836,744
825,000	4.250		10/25/22	862,422
Glencore Funding LLC
206,000	4.625		04/29/24	220,434

				1,919,600

Miscellaneous Manufacturing – 0.9%
General Electric Co.
550,000	3.100		01/09/23	557,947
600,000	3.450	(a)	05/15/24	616,488
269,000	5.875		01/14/38	323,424
Parker-Hannifin Corp.(a)
2,775,000	3.250		06/14/29	2,892,133
270,000	4.000		06/14/49	296,798

				4,686,790

Oil Field Services – 6.1%
BP Capital Markets America, Inc.(a)
675,000	3.224		04/14/24	701,892
675,000	3.410		02/11/26	713,792
950,000	3.119		05/04/26	990,774
375,000	4.234		11/06/28	422,663
Cenovus Energy, Inc.(a)
650,000	4.250		04/15/27	676,611
Continental Resources, Inc.(a)
1,075,000	4.500		04/15/23	1,115,312
Devon Energy Corp.(a)
2,517,000	5.850		12/15/25	2,990,171
Diamondback Energy, Inc.(a)
2,000,000	4.750		11/01/24	2,045,000
Gazprom OAO Via Gaz Capital SA
200,000	5.150	(b)	02/11/26	217,688
70,000	8.625	(d)	04/28/34	99,203
110,000	7.288		08/16/37	145,406
Halliburton Co.(a)
425,000	3.800		11/15/25	450,449
Hess Corp.(a)
400,000	4.300		04/01/27	417,780
Lukoil International Finance B.V.
1,030,000	4.563		04/24/23	1,085,362
Marathon Petroleum Corp.(a)
725,000	3.625		09/15/24	759,350
1,920,000	3.800		04/01/28	2,000,314
Newfield Exploration Co.
1,750,000	5.625		07/01/24	1,929,375

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Noble Energy, Inc.(a)
	$400,000	3.250%		10/15/29	$396,180
	Occidental Petroleum Corp.
	1,700,000	4.850	(a)	03/15/21	1,757,562
	2,625,000	2.900	(a)	08/15/24	2,643,454
	1,425,000	5.550	(a)	03/15/26	1,610,505
	725,000	3.200	(a)	08/15/26	731,010
	425,000	3.500	(a)	08/15/29	430,946
	895,000	6.450		09/15/36	1,103,323
	Petroleos Mexicanos
EUR	1,370,000	5.125		03/15/23	1,637,889
	$120,000	6.490	(a)(b)	01/23/27	124,794
	70,000	6.625		06/15/35	68,495
	320,000	6.750		09/21/47	306,880
	1,014,000	6.350		02/12/48	928,628
	384,000	7.690	(a)(b)	01/23/50	400,435
	Reliance Industries Ltd.(b)
	250,000	3.667		11/30/27	260,859
	Suncor Energy, Inc.(a)
	900,000	3.600		12/01/24	949,851

					30,111,953

Pharmaceuticals – 3.6%
	AbbVie, Inc.(a)
	2,050,000	3.750		11/14/23	2,154,898
	Bayer US Finance II LLC(a)(b)
	1,100,000	3.875		12/15/23	1,149,005
	1,475,000	3.375		07/15/24	1,509,913
	Cigna Corp.(a)
	7,125,000	3.750		07/15/23	7,453,462
	275,000	4.900		12/15/48	315,191
	CVS Health Corp.(a)
	1,450,000	3.375		08/12/24	1,500,736
	375,000	3.875		07/20/25	397,103
	1,295,000	5.125		07/20/45	1,470,861
	Elanco Animal Health, Inc.
	1,125,000	3.912		08/27/21	1,152,079
	Teva Pharmaceutical Finance Netherlands III B.V.
	660,000	2.200		07/21/21	604,313

					17,707,561

Pipelines – 7.4%
	Abu Dhabi Crude Oil Pipeline LLC(b)
	490,000	4.600		11/02/47	569,625
	Energy Transfer Operating LP(a)
	650,000	4.650		06/01/21	669,402
	1,540,000	5.200		02/01/22	1,624,346
	1,900,000	4.200		04/15/27	1,998,553
	456,000	5.150		03/15/45	480,829
	450,000	6.250		04/15/49	546,673
	Enterprise Products Operating LLC(a)
	575,000	4.800		02/01/49	667,995
	(3M USD LIBOR + 2.778%)
	4,420,000	4.909	(c)	06/01/67	4,094,158
	EQM Midstream Partners LP(a)
	4,464,000	4.750		07/15/23	4,480,204
	425,000	5.500		07/15/28	422,093

Corporate Obligations – (continued)
Pipelines – (continued)
	Kinder Morgan Energy Partners LP(a)
	700,000	5.400%		09/01/44	800,317
	MPLX LP(a)
	400,000	4.500		04/15/38	415,100
	400,000	4.700		04/15/48	417,560
	520,000	5.500		02/15/49	604,682
	Plains All American Pipeline LP/PAA Finance Corp.(a)
	400,000	3.650		06/01/22	410,136
	1,375,000	3.850		10/15/23	1,421,874
	1,819,000	4.650		10/15/25	1,945,348
	1,200,000	4.500		12/15/26	1,273,080
	280,000	5.150		06/01/42	284,516
	Sabine Pass Liquefaction LLC(a)
	1,875,000	6.250		03/15/22	2,019,769
	4,125,000	5.625		03/01/25	4,630,312
	475,000	5.000		03/15/27	523,555
	Sunoco Logistics Partners Operations LP(a)
	550,000	5.950		12/01/25	629,326
	150,000	5.400		10/01/47	163,991
	The Williams Cos., Inc.
	3,630,000	3.600	(a)	03/15/22	3,728,482
	150,000	6.300		04/15/40	183,857
	Valero Energy Partners LP(a)
	875,000	4.375		12/15/26	952,210
	Western Midstream Operating LP(a)
	600,000	5.450		04/01/44	530,286
	175,000	5.300		03/01/48	151,877

					36,640,156

Real Estate Investment Trust – 3.3%
	Alexandria Real Estate Equities, Inc.(a)
	500,000	3.800		04/15/26	533,190
	500,000	3.375		08/15/31	522,550
	475,000	4.000		02/01/50	517,660
	American Homes 4 Rent LP(a)
	1,851,000	4.900		02/15/29	2,100,459
	American Tower Corp.
	1,550,000	5.000		02/15/24	1,713,556
	1,400,000	3.375	(a)	05/15/24	1,456,420
	575,000	3.700	(a)	10/15/49	573,338
	Camden Property Trust(a)
	1,338,000	4.100		10/15/28	1,489,729
	700,000	3.150		07/01/29	728,490
	Crown Castle International Corp.(a)
	275,000	4.300		02/15/29	304,516
	Essex Portfolio LP(a)
	700,000	3.000		01/15/30	707,168
	MPT Operating Partnership LP/MPT Finance Corp.(a)
	950,000	4.625		08/01/29	979,364
	National Retail Properties, Inc.(a)
	700,000	3.600		12/15/26	734,272
	Regency Centers LP(a)
	1,200,000	2.950		09/15/29	1,198,140
	Spirit Realty LP(a)
	1,675,000	4.000		07/15/29	1,750,392

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
WP Carey, Inc.(a)
$700,000	3.850%		07/15/29	$740,691

				16,049,935

Retailing – 0.9%
Dollar Tree, Inc.(a)
1,000,000	4.200		05/15/28	1,075,290
Lowe’s Cos., Inc.(a)
1,175,000	3.650		04/05/29	1,256,392
Starbucks Corp.(a)
400,000	3.800		08/15/25	432,708
The Home Depot, Inc.
400,000	5.875		12/16/36	553,320
500,000	4.875	(a)	02/15/44	643,155
200,000	4.400	(a)	03/15/45	241,364

				4,202,229

Savings & Loans(a)(b)(c) – 0.2%
Nationwide Building Society (3M USD LIBOR + 1.855%)
750,000	3.960		07/18/30	785,805

				785,805

Semiconductors – 2.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,775,000	3.625		01/15/24	1,815,097
600,000	3.125		01/15/25	595,578
4,725,000	3.875		01/15/27	4,745,837
Broadcom, Inc.(a)(b)
3,675,000	3.625		10/15/24	3,741,076
2,075,000	4.250		04/15/26	2,143,268
Microchip Technology, Inc.
775,000	3.922		06/01/21	791,306
NXP B.V./NXP Funding LLC(b)
450,000	3.875		09/01/22	464,531

				14,296,693

Software(a) – 1.0%
Fiserv, Inc.
1,600,000	3.200		07/01/26	1,656,400
1,025,000	4.400		07/01/49	1,147,795
Oracle Corp.
1,400,000	4.300		07/08/34	1,627,094
575,000	3.800		11/15/37	630,211

				5,061,500

Telecommunication Services – 6.8%
AT&T, Inc.
4,400,000	3.800	(a)	03/01/24	4,651,284
3,700,000	4.450	(a)	04/01/24	4,004,843
3,448,000	3.400	(a)	05/15/25	3,599,609
1,724,000	3.600	(a)	07/15/25	1,813,010
675,000	4.350	(a)	03/01/29	746,563
550,000	6.150		09/15/34	690,332
175,000	4.900	(a)	08/15/37	198,935
1,125,000	4.850	(a)	03/01/39	1,276,594
300,000	6.000	(a)	08/15/40	372,927
125,000	4.300	(a)	12/15/42	130,569

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc. – (continued)
275,000	4.850	(a)	07/15/45	304,948
500,000	4.750	(a)	05/15/46	553,890
Deutsche Telekom International Finance B.V.(a)(b)
575,000	4.375		06/21/28	643,040
Telefonica Emisiones SA(a)
375,000	5.520		03/01/49	455,381
Verizon Communications, Inc.
825,000	2.625		08/15/26	835,461
4,056,000	4.329		09/21/28	4,597,030
750,000	3.875	(a)	02/08/29	822,967
2,551,000	4.016	(a)	12/03/29	2,844,493
325,000	4.272		01/15/36	366,051
375,000	5.250		03/16/37	466,166
295,000	4.125		08/15/46	328,863
400,000	4.862		08/21/46	490,080
596,000	5.012		04/15/49	749,095
Vodafone Group PLC
1,850,000	3.750		01/16/24	1,947,957
525,000	4.375		05/30/28	579,946

				33,470,034

Transportation – 0.6%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	596,653
1,525,000	5.750	(a)	05/01/40	2,053,840
Union Pacific Corp.(a)
275,000	3.550		08/15/39	288,896

				2,939,389

TOTAL CORPORATE OBLIGATIONS
(Cost $423,163,237)				$449,642,774

Foreign Debt Obligations – 4.2%
Sovereign – 4.2%
Abu Dhabi Government International Bond
$1,680,000	4.125%		10/11/47	$1,968,750
Perusahaan Penerbit SBSN Indonesia III
2,970,000	4.550		03/29/26	3,238,228
Republic of Chile(a)
200,000	3.500		01/25/50	216,063
Republic of Colombia(a)
1,221,000	4.000		02/26/24	1,286,629
350,000	4.500		03/15/29	389,922
200,000	5.200		05/15/49	241,812
Republic of Indonesia
200,000	3.700	(b)	01/08/22	205,300
387,000	5.875		01/15/24	436,222
630,000	4.125		01/15/25	670,162
350,000	4.350	(b)	01/08/27	379,641
470,000	6.750		01/15/44	674,450
Republic of Kuwait
5,380,000	3.500		03/20/27	5,790,225
Republic of Panama(a)
200,000	3.870		07/23/60	216,437

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Qatar(b)
	$1,800,000	5.103%	04/23/48	$2,303,437
	Republic of Romania(b)
EUR	90,000	2.124	07/16/31	101,958
	170,000	4.625	04/03/49	240,184
	Republic of South Africa
	$200,000	4.850	09/30/29	199,500
	200,000	5.750	09/30/49	199,350
	United Mexican States
EUR	1,770,000	1.625	04/08/26	2,015,424

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $18,633,692)			$20,773,694

Municipal Debt Obligations – 1.0%
California(a) – 0.2%
	California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%	10/01/39	$712,148

Illinois – 0.7%
	Illinois State GO Bonds Build America Series 2010(a)
	1,625,000	6.630	02/01/35	1,915,241
	Illinois State GO Bonds Taxable-Pension Series 2003
	1,360,000	5.100	06/01/33	1,473,071

				3,388,312

New Jersey(a) – 0.1%
	New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
	350,000	7.414	01/01/40	563,955

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $3,797,074)			$4,664,415

	TOTAL INVESTMENTS – 96.5%
	(Cost $445,594,003)			$475,080,883

	OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			17,162,149

	NET ASSETS – 100.0%			$492,243,032

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2019.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
SOFR	—Secured Overnight Funding Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
UBS AG (London)	USD	3,789,726	EUR	3,431,834	11/27/19	$33,258

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	29	12/16/19	$7,107,900	$35,765
Eurodollars	1	06/15/20	246,113	460
Ultra Long U.S. Treasury Bonds	277	12/19/19	53,158,031	(846,653)
30 Day Federal Funds	55	11/29/19	22,516,280	1,186
2 Year U.S. Treasury Notes	172	12/31/19	37,066,000	(42,989)
10 Year U.S. Treasury Notes	70	12/19/19	9,121,875	11,374
20 Year U.S. Treasury Bonds	45	12/19/19	7,304,062	(28,786)

Total				$(869,643)
Short position contracts:
Eurodollars	(1)	03/16/20	(245,825)	(1,677)
Eurodollars	(1)	12/14/20	(246,312)	(1,562)
Ultra 10 Year U.S. Treasury Notes	(270)	12/19/19	(38,449,688)	482,044
5 Year U.S. Treasury Notes	(318)	12/31/19	(37,889,203)	170,162

Total				$648,967

TOTAL FUTURES CONTRACTS				$(220,676)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received/(Paid) by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M LIBOR(b)	1.287%	09/15/21	$7,400	$(716)	$860	$(1,575)
0.000	3M LIBOR	07/25/24	10,400	1,950	166	1,784
0.971(b)	3M LIBOR	06/30/26	5,000	85,452	78,823	6,629
3M LIBOR(c)	1.295(d)	05/15/29	14,240	(308,904)	(519,396)	210,492
3M LIBOR(c)	2.013(d)	08/02/29	5,600	160,050	65,532	94,518
1.485(c)	3M LIBOR(d)	05/15/45	15,000	697,476	1,316,877	(619,401)
2.230(c)	3M LIBOR(d)	08/02/52	1,400	(162,401)	(51,360)	(111,042)

TOTAL				$472,907	$891,502	$(418,595)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
iTraxx Europe Index Series 31	(1.000)%	0.478%	06/20/24	EUR	4,900	$(134,265)	$(131,590)	$(2,675)
Protection Sold:
CDX.NA.IG Index 33	1.000	0.600	12/20/24		$49,525	995,108	982,920	12,188
General Electric Co. 2.700%, 10/09/22	1.000	1.164	06/20/24		1,175	(8,241)	(19,177)	10,936
The Boeing Co., 8.750%, 08/15/21	1.000	0.421	06/20/24		1,750	47,113	35,860	11,253
CDX.NA.IG Index 32	1.000	0.528	06/20/24		46,125	996,132	698,847	297,285
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.658	06/20/24		1,150	18,198	16,218	1,980
AT&T, Inc., 2.450%, 06/30/20	1.000	0.732	06/20/24		2,325	28,873	5,112	23,761
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.818	06/20/24		70	596	(150)	746
United Mexican States, 4.150%, 03/28/27	1.000	1.047	06/20/24		640	(1,167)	(8,950)	7,783
Republic of Colombia, 10.375%, 01/28/33	1.000	0.830	06/20/24		1,830	14,662	(9,690)	24,352
Republic of Peru, 8.750%, 11/21/33	1.000	0.489	06/20/24		550	13,000	8,414	4,586

TOTAL						$1,970,008	$1,577,814	$392,195

(a)	Payments made quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 69.4%
Argentina – 0.2%
	Republic of Argentina (NR/NR)
	$355,000	4.500%		02/13/20	$106,419
	Republic of Argentina (CCC-/Caa2)
EUR	390,000	5.000		01/15/27	163,656

					270,075

Brazil – 3.3%
	Brazil Notas do Tesouro Nacional (BB-/Ba2)
BRL	6,412,000	10.000		01/01/21	1,631,957
	8,473,000	10.000		01/01/25	2,337,863

					3,969,820

Chile – 8.8%
	Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	705,000,000	4.500		02/28/21	1,003,725
	Bonos de la Tesoreria de la Republica en pesos (NR/NR)(a)
	1,070,000,000	4.000		03/01/23	1,555,606
	Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
	1,260,000,000	5.000		03/01/35	2,159,471
	Bonos de la Tesoreria de la Republica en Pesos (NR/A1)
	1,740,000,000	4.500		03/01/21	2,477,027
	935,000,000	4.500		03/01/26	1,429,115
	Republic of Chile (A+/A1)
	1,504,000,000	5.500		08/05/20	2,117,337

					10,742,281

Colombia – 6.8%
	Republic of Colombia (NR/NR)
COP	1,695,300,000	6.250		11/26/25	507,231
	1,252,710,930	3.300		03/17/27	388,448
	4,265,100,000	7.000		06/30/32	1,313,124
	Republic of Colombia (NR/Baa2)(b)
	1,851,000,000	4.375		03/21/23	521,075
	Republic of Colombia (BBB/Baa2)
	7,483,937,556	3.500		03/10/21	2,216,278
	6,484,900,000	7.000		05/04/22	1,959,521
	1,701,200,000	7.500		08/26/26	541,930
	2,660,100,000	6.000		04/28/28	771,635
	316,300,000	7.750		09/18/30	103,090

					8,322,332

Czech Republic – 3.0%
	Czech Republic Government Bond (NR/NR)
CZK	43,430,000	1.000		06/26/26	1,794,484
	10,380,000	0.250		02/10/27	405,423
	13,850,000	0.950		05/15/30	560,217
	Czech Republic Government Bond (NR/A1)
	14,410,000	4.200		12/04/36	859,188

					3,619,312

Dominican Republic – 1.7%
	Dominican Republic (NR/NR)
DOP	2,800,000	10.500		04/07/23	56,764
	5,400,000	11.500		05/10/24	112,802
	39,400,000	11.375		07/06/29	810,070
	49,900,000	12.000		03/05/32	1,075,802

					2,055,438

Sovereign Debt Obligations – (continued)
Hungary – 1.5%
	Hungary Government Bond (BBB/NR)
HUF	225,910,000	3.000		06/26/24	805,873
	Hungary Government Bond (BBB/NR)
	292,160,000	3.000		10/27/27	1,054,095

					1,859,968

Indonesia – 1.1%
	Republic of Indonesia (NR/Baa2)
IDR	20,000,000,000	7.000		05/15/27	1,391,335

Mexico – 2.0%
	United Mexican States (A-/A3)
MXN	3,817,800	7.750		11/23/34	203,504
	11,706,100	10.000		11/20/36	754,187
	24,870,500	8.500		11/18/38	1,418,201

					2,375,892

Peru – 4.4%
	Republic of Peru (NR/NR)
PEN	1,800,000	5.940	(a)	02/12/29	604,457
	1,125,000	5.400	(a)	08/12/34	355,412
	1,484,000	6.714		02/12/55	544,358
	Republic of Peru (NR/A3)(a)
	8,890,000	6.150		08/12/32	3,010,229
	Republic of Peru (A-/A3)
	1,043,000	8.200		08/12/26	392,573
	41,000	6.950		08/12/31	14,779
	1,206,000	6.900		08/12/37	436,171

					5,357,979

Poland – 4.2%
	Republic of Poland (A/NR)
PLN	5,610,000	2.750		10/25/29	1,494,573
	Republic of Poland (A/A2)
	13,800,000	2.750		04/25/28	3,653,089

					5,147,662

Russia – 5.1%
	Russian Federation Bond (NR/NR)
RUB	264,330,000	6.900		05/23/29	4,078,764
	Russian Federation Bond (NR/NR)
	139,540,000	7.250		05/10/34	2,172,525

					6,251,289

South Africa – 8.9%
	Republic of South Africa (BB+/Baa3)
ZAR	12,320,000	10.500		12/21/26	903,780
	6,930,000	7.000		02/28/31	384,780
	15,716,000	8.250		03/31/32	955,373
	57,020,000	8.875		02/28/35	3,544,736
	40,960,000	8.500		01/31/37	2,423,678
	22,620,000	9.000		01/31/40	1,379,441
	2,790,000	6.500		02/28/41	129,501
	19,154,300	8.750		01/31/44	1,127,782

					10,849,071

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Thailand – 15.0%
	Thailand Government Bond (NR/NR)
THB	85,000,000	2.000%	12/17/22	$2,820,043
	158,740,000	2.400	12/17/23	5,376,650
	11,330,000	2.875	12/17/28	412,807
	24,710,000	3.300	06/17/38	1,034,620
	Thailand Government Bond (NR/Baa1)
	8,230,000	2.125	12/17/26	280,281
	53,394,998	1.250	03/12/28	1,701,600
	103,990,000	3.775	06/25/32	4,278,579
	Thailand Government Bond (A-/Baa1)
	58,690,000	3.850	12/12/25	2,194,142
	3,150,000	3.650	06/20/31	126,467

				18,225,189

Turkey – 3.2%
	Republic of Turkey (NR/NR)
TRY	19,080,000	12.200	01/18/23	3,284,179
	4,270,000	8.800	09/27/23	652,183

				3,936,362

Uruguay – 0.2%
	Republic of Uruguay (BBB/Baa2)
UYU	7,753,999	4.375	12/15/28	222,424

	TOTAL SOVEREIGN DEBT OBLIGATIONS
	(Cost $85,166,931)			$84,596,429

Corporate Obligations – 4.0%
Peru(a)(b) – 2.2%
	Banco de Credito del Peru (BBB+/NR)
PEN	8,200,000	4.650%	09/17/24	$2,445,183
	Banco de Credito del Peru (BBB+/Baa1)
	643,000	4.850	10/30/20	191,500

				2,636,683

United Kingdom – 1.4%
	European Bank for Reconstruction & Development (NR/NR)
UAH	40,400,000	16.950	04/03/20	1,664,374

Venezuela(c) – 0.4%
	Petroleos de Venezuela SA (NR/NR)
	$9,280,000	6.000	10/28/22	556,800

	TOTAL CORPORATE OBLIGATIONS
	(Cost $7,321,947)			$4,857,857

Structured Notes – 10.9%
Singapore(a) – 0.7%
	Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	11,025,000,000	9.000%	03/19/29	$858,234

United Kingdom(a) – 4.9%
	Arab Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)(d)
EGP	15,275,000	0.000	11/21/19	918,076

Structured Notes – (continued)
United Kingdom(a) – (continued)
	Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
IDR	1,671,000,000	7.000%	09/18/30	$114,363
	Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
	52,836,000,000	8.750	05/17/31	4,047,844
	12,570,000,000	7.500	08/18/32	873,126

				5,953,409

United States – 5.3%
	Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)(a)(d)
EGP	30,500,000	0.000	03/05/20	1,744,589
	Ukraine Government Bond (Issuer Citibank NA) (NR/NR)
UAH	9,110,000	14.300	07/10/20	373,698
	Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000	07/25/24	1,461,771
	Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(a)
IDR	15,558,000,000	7.000	05/17/27	1,082,319
	17,372,000,000	8.750	05/17/31	1,330,895
	6,568,000,000	7.500	08/19/32	456,220

				6,449,492

	TOTAL STRUCTURED NOTES
	(Cost $14,558,275)			$13,261,135

Municipal Debt Obligations(b) – 0.2%
Puerto Rico – 0.2%
	Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1 (NR/NR)
	$29,000	4.500%	07/01/34	$30,979
	14,000	4.550	07/01/40	14,435
	89,000	4.750	07/01/53	92,337
	124,000	5.000	07/01/58	130,723

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $246,997)			$268,474

U.S. Treasury Obligations – 1.0%
	United States Treasury Notes
	$430,000	2.875%	10/15/21	$440,481
	520,000	1.750	09/30/22	522,641
	90,000	2.875	10/31/23	94,626
	110,000	2.875	05/31/25	117,597
	20,000	2.875	08/15/28	21,997

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,194,502)			$1,197,342

	TOTAL INVESTMENTS – 85.5%
	(Cost $108,488,652)			$104,181,237

	OTHER ASSETS IN EXCESS OF LIABILITIES – 14.5%			17,656,363

	NET ASSETS – 100.0%			$121,837,600

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Security is currently in default and/or non-income producing.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Peso
EGP	—Egyptian Pound
EUR	—Euro
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
UAH	—Ukraine Hryvna
USD	—U.S. Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	—MIBOR - Mumbai Interbank Offered Rate
NR	— Not Rated
PLC	—Public Limited Company
PRIBOR	—Prague Interbank Offered Rate
RB	—Revenue Bond
SHIBOR	—Shanghai Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	BRL	37,684,195	USD	9,048,476	10/02/19	$19,956
	BRL	53,677,946	USD	12,823,298	11/04/19	63,316
	COP	1,964,500,146	USD	562,085	11/08/19	1,401
	EUR	573,116	HUF	190,628,465	12/18/19	4,974
	EUR	409,123	PLN	1,783,669	12/18/19	3,370
	IDR	58,326,289,182	USD	4,057,356	10/09/19	55,053
	ILS	344,330	USD	98,460	12/18/19	1,019
	INR	227,347,287	USD	3,190,382	10/09/19	20,873
	MXN	242,748,413	USD	12,139,242	12/18/19	7,374
	PHP	29,536,397	USD	564,642	10/18/19	5,074
	RUB	27,882,681	USD	428,795	10/15/19	271
	SGD	647,744	USD	467,829	12/18/19	1,259
	TRY	2,682,833	EUR	410,775	12/18/19	12,562
	TRY	20,853,344	USD	3,536,432	12/18/19	62,889
	TWD	27,714,412	USD	887,856	10/03/19	5,199
	USD	5,234,944	BRL	21,608,041	10/02/19	35,124
	USD	21,699,296	CLP	15,558,218,568	10/01/19	361,466
	USD	7,698,623	CLP	5,560,518,451	10/25/19	68,676
	USD	1,806,875	CNH	12,880,655	12/18/19	6,568
	USD	1,684,335	COP	5,809,374,456	10/10/19	15,751
	USD	13,323,682	COP	46,250,627,930	11/08/19	57,425
	USD	1,974,795	EUR	1,775,719	12/18/19	27,357
	USD	411,637	HUF	123,478,844	12/18/19	7,726
	USD	451,129	IDR	6,370,575,328	10/09/19	1,960
	USD	429,704	INR	30,375,804	10/09/19	649
	USD	429,198	KRW	512,881,656	11/25/19	824
	USD	3,669,601	MXN	72,663,243	12/18/19	33,684
	USD	414,442	MYR	1,735,683	11/12/19	524
	USD	1,472,127	PEN	4,906,944	11/06/19	18,307
	USD	454,323	PLN	1,787,160	12/18/19	8,135
	USD	1,732,704	RUB	111,231,191	10/15/19	21,049
	USD	899,668	SGD	1,235,914	12/18/19	4,634
	USD	894,060	TWD	27,714,412	10/03/19	1,006
	USD	1,814,842	TWD	55,808,197	10/30/19	12,833
	USD	3,338,437	ZAR	50,314,618	12/18/19	50,259
	ZAR	13,436,737	USD	874,537	12/18/19	3,585

TOTAL						$1,002,132

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	BRL	39,454,464	USD	9,560,203	10/02/19	$(65,770)
	CLP	15,558,218,568	USD	21,554,832	10/01/19	(217,006)
	COP	5,809,374,455	USD	1,724,956	10/10/19	(56,373)
	COP	38,443,261,720	USD	11,119,954	11/08/19	(93,115)
	CZK	65,378,833	USD	2,797,829	12/18/19	(30,596)
	EUR	800,385	CZK	20,761,091	12/18/19	(951)

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	EUR	392,237	HUF	131,550,428	12/18/19	$(146)
	EUR	837,446	ILS	3,254,893	12/18/19	(21,935)
	HUF	136,686,136	EUR	408,396	12/18/19	(777)
	HUF	136,063,657	PLN	1,788,828	12/18/19	(1,527)
	HUF	900,889,969	USD	3,024,307	12/18/19	(77,411)
	IDR	3,825,167,674	USD	273,246	10/09/19	(3,545)
	KRW	1,926,316,296	USD	1,613,794	11/25/19	(4,877)
	MXN	26,068,868	USD	1,318,489	12/18/19	(14,057)
	MYR	32,429,070	USD	7,769,489	11/12/19	(35,945)
	PEN	2,309,467	USD	688,632	11/06/19	(4,388)
	PLN	31,717,713	EUR	7,271,263	12/18/19	(55,686)
	PLN	26,511,360	USD	6,756,725	12/18/19	(137,820)
	RON	1,872,649	EUR	391,933	12/18/19	(129)
	RON	9,929,034	USD	2,312,277	12/18/19	(33,922)
	RUB	592,778,792	USD	9,219,601	10/15/19	(97,766)
	TWD	13,741,945	USD	444,105	10/30/19	(387)
	USD	13,290,460	BRL	55,530,618	10/02/19	(72,586)
	USD	502,568	CZK	11,880,989	12/18/19	(308)
	USD	1,827,641	IDR	26,154,927,003	10/09/19	(16,464)
	USD	2,654,055	ILS	9,311,634	12/18/19	(36,149)
	USD	2,736,535	INR	196,971,482	10/09/19	(45,665)
	USD	446,828	INR	31,935,924	11/25/19	(2,133)
	USD	234,490	INR	16,720,314	12/03/19	(331)
	USD	896,319	MXN	17,984,216	12/18/19	(3,573)
	USD	538,660	PEN	1,828,105	11/06/19	(2,967)
	USD	2,679,358	SGD	3,703,087	12/18/19	(2,371)
	USD	7,058,271	THB	216,077,041	12/18/19	(17,522)
	USD	828,258	TRY	4,825,838	12/18/19	(4,687)
	USD	899,742	TWD	27,872,128	10/30/19	(230)
	ZAR	6,665,460	EUR	410,000	12/18/19	(14,045)
	ZAR	42,996,683	USD	2,870,260	12/18/19	(60,318)

TOTAL						$(1,233,478)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	1	12/14/20	$246,313	$1,230
Ultra Long U.S. Treasury Bonds	23	12/19/19	4,413,844	(33,023)
Ultra 10 Year U.S. Treasury Notes	60	12/19/19	8,544,375	(109,171)
30 Day Federal Funds	26	11/29/19	10,644,060	561
2 Year U.S. Treasury Notes	14	12/31/19	3,017,000	1,174
10 Year U.S. Treasury Notes	48	12/19/19	6,255,000	(38,296)

Total				$(177,525)

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Eurodollars	(48)	12/16/19	$(11,764,800)	$(103,950)
5 Year U.S. Treasury Notes	(17)	12/31/19	(2,025,523)	381
20 Year U.S. Treasury Bonds	(93)	12/19/19	(15,095,063)	192,196

Total				$88,627

TOTAL FUTURES CONTRACTS				$(88,898)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)
Mexico IB TIIE 28D(a)	8.010%	Barclays Bank PLC	06/29/27	MXN	122,280	(e)	$283,653	$—	$283,653	(f)
3M TELBOR(b)	1.342(c)	Barclays Bank PLC	12/18/29	ILS	4,110	(e)	46,232	—	46,232	(f)
6M Thai Reuters(d)	1.500	BofA Securities LLC	09/18/21	THB	72,240		9,911	188	9,723
6M Thai Reuters(d)	1.750	Citibank NA	06/19/21		338,000		76,714	(3,197)	79,911
6M Thai Reuters(d)	1.500	Citibank NA	09/18/21		133,090		18,259	(3,343)	21,602
3M KLIBOR(b)	3.650	Citibank NA	02/27/24	MYR	3,020		14,227	—	14,227	(f)
6.055(b)	Colombia IBR Overnight IB	CS International (London)	05/02/24	COP	3,635,890		(75,424)	—	(75,424	)(f)
3M TELBOR(b)	1.405(c)	Deutsche Bank AG (London)	12/18/29	ILS	3,360	(e)	43,676	—	43,676	(f)
6M Thai Reuters(d)	1.750	JPMorgan Securities, Inc.	06/19/21	THB	255,890		64,515	4,284	60,231
Mexico IB TIIE 28D(a)	5.630	MS & Co. Int. PLC	06/17/21	MXN	135,000		(133,267)	—	(133,267	)(f)
3M KLIBOR(d)	1.750	MS & Co. Int. PLC	06/19/21	THB	87,700		22,111	462	21,649
3M KLIBOR(b)	3.693	MS & Co. Int. PLC	03/01/24	MYR	5,490		28,275	—	28,275	(f)
3M KLIBOR(b)	3.605	MS & Co. Int. PLC	03/06/24		30,010		128,516	—	128,516	(f)
3M KLIBOR(b)	3.330	MS & Co. Int. PLC	05/31/24		2,610		4,140	—	4,141	(f)
3M KLIBOR(b)	3.250	MS & Co. Int. PLC	12/18/24		2,000	(e)	1,792	540	1,252

TOTAL							$533,331	$(1,066)	$534,397

(a)	Payments made monthly.
(b)	Payments made quarterly.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(f)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M BID Avg(a)	7.250%	01/02/20	BRL	53,900	$172,482	$11,049	$161,433
8.360%(a)	Mexico IB TIIE 28D	03/18/20	MXN	663,325	(124,904)	(172,291)	47,387
7.330(b)	3M JIBAR	03/21/20	ZAR	10	(2)	(1)	(1)
6M MIBOR(b)	4.750	06/20/20	COP	11,654,895	21,875	8,614	13,261

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6.500(b)	3M JIBAR	12/18/20	ZAR	155,880	(f)	$9,125	$(7,003)	$16,128
8.000(a)	1M BID Avg	01/04/21	BRL	5,440		(60,974)	(15,037)	(45,937)
12M BID Avg(e)	5.560%	01/04/21		6,840		9,919	—	9,919
6M MIBOR(b)	5.000	03/20/21	COP	18,716,360		69,396	4,548	77,021
6M PRIBOR(d)	2.200(c)	09/18/21	CZK	103,310		8,192	(37,319)	45,511
Mexico IB TIIE 28D(a)	6.750	12/15/21	MXN	182,080	(f)	49,258	14,629	34,629
6M BUBOR(d)	0.800(c)	12/18/21	HUF	3,442,450	(f)	88,713	21,770	66,943
3M KWCDC(b)	1.250	12/18/21	KRW	49,960,420		23,336	(12,226)	35,562
6M CLICP(d)	1.650	12/18/21	CLP	3,626,600		(1,225)	—	(1,225)
1.750(b)	3M LIBOR(d)	12/18/21		$12,420	(f)	(46,825)	(21,451)	(25,374)
4.200(b)	3M MIBOR	12/18/21	COP	24,363,675		1,325	(833)	2,158
6M MIBOR (d)	4.750	12/18/21	INR	427,970		(12,103)	(11,928)	(175)
3M JIBAR(b)	6.750	12/18/21	ZAR	51,390	(f)	6,752	(2,248)	9,000
10.300(a)	1M BID Avg	01/03/22	BRL	80		(2,378)	(116)	(2,262)
2.000(d)	6M PRIBOR(c)	03/18/22	CZK	72,660	(f)	522	(917)	1,439
1.750(d)	6M WIBOR(c)	03/18/22	PLN	10,150	(f)	(4,443)	(820)	(3,623)
Mexico IB TIIE 28D(a)	7.500	09/14/22	MXN	10,635		14,180	151	14,029
Mexico IB TIIE 28D(a)	6.630	12/14/22		48,200	(f)	15,263	(1,851)	17,114
1M BID Avg(a)	6.660	01/02/23	BRL	69,395		311,214	182,133	129,081
1M BID Avg(a)	6.849	01/02/23		8,525		48,944	—	48,944
5.955(a)	1M LIBOR	11/20/24	MXN	54,290		76,179	14	76,165
Mexico IB TIIE 28D(a)	6.630	12/11/24		61,450	(f)	21,385	(5,881)	27,266
6M PRIBOR(d)	1.100(c)	12/18/24	CZK	36,900	(f)	(42,065)	(372)	(41,693)
3 month SHIBOR(b)	3.000	12/18/24	CNY	20,950		8,497	12,960	(4,463)
5.250(d)	6M MIBOR	12/18/24	INR	28,990		(4,631)	1,230	(5,861)
1.860(d)	6M WIBOR(c)	12/18/24	PLN	37,540	(f)	(96,532)	(116,379)	19,847
5.660(a)	1M LIBOR	01/24/25		20,280		43,111	14	43,097
Mexico IB TIIE 28D(a)	6.840	12/09/26	MXN	31,950	(f)	22,604	(3,981)	26,585
6M EURO(d)	1.250(c)	12/19/28	EUR	200		(169)	—	(169)
1.250(d)	6M EURO(c)	12/19/28		200		(31,858)	(5,594)	(26,264)
Mexico IB TIIE 28D(a)	8.250	06/06/29	MXN	24,980		137,267	(642)	137,909
7.750(a)	Mexico IB TIIE 28D	09/05/29		16,200		(58,698)	(22,340)	(36,358)
6.700(a)	Mexico IB TIIE 28D	12/05/29		7,190	(f)	2,184	226	1,958
6M EURO(d)	0.750(c)	12/18/29	EUR	2,310	(f)	228,517	222,929	5,588
6M SOR(d)	1.750	12/18/29	SGD	1,300	(f)	5,143	(46)	5,189
6M BUBOR (d)	2.500 (c)	12/18/29	HUF	336,475	(f)	121,516	13,889	107,627
6M CLICP (d)	2.500	12/18/29	CLP	438,825		(5,285)	1,155	(6,440)
1.750(b)	3 month HIBOR	12/18/29	HKD	7,830	(f)	(5,924)	(4,329)	(1,595)
1.250(b)	3M KWCDC	12/18/29	KRW	1,581,920		(4,276)	(3,664)	(612)
1.500(b)	3M LIBOR(d)	12/18/29		$1,570	(f)	9,091	26,364	(17,273)
3M MIBOR(b)	5.300	12/18/29	COP	8,519,275		5,237	(639)	5,876
1.750(d)	6M PRIBOR(c)	12/18/29	CZK	110,825	(f)	(186,181)	(107,614)	(78,567)
2.500(d)	6M WIBOR(c)	12/18/29	PLN	14,425	(f)	(278,249)	(133,984)	(144,265)
3M JIBAR(b)	8.000	12/18/29	ZAR	20,295	(f)	26,773	(23,202)	49,975

TOTAL						$603,451	$(191,033)	$794,484

(a)	Payments made monthly.
(b)	Payments made quarterly.
(c)	Payments made annually.
(d)	Payments made semi-annually
(e)	Payments made at termination date.
(f)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.089%	BofA Securities LLC	12/20/20	$2,320	$(26,575)	$6,377	$(32,952)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	BofA Securities LLC	06/20/21	70	(1,071)	282	(1,353)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.089	Citibank NA	12/20/20	3,400	(38,946)	10,886	(49,832)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	Citibank NA	06/20/21	3,810	(58,291)	13,759	(72,051)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	JPMorgan Securities, Inc.	06/20/21	250	(3,825)	879	(4,703)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.125	UBS AG (London)	06/20/21	280	(4,284)	425	(4,709)

TOTAL						$(132,992)	$32,608	$(165,600)
Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000	0.360	MS & Co. Int. PLC	12/20/23	6,780	180,112	140,613	39,499

TOTAL						$47,120	$173,221	$(126,101)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Republic of Indonesia, 5.875%, 03/13/20	1.000%	0.818%	06/20/24	$1,310	$11,158	$8,067	$3,091
Republic of Colombia, 10.375%, 01/28/33	1.000	0.830	06/20/24	1,230	9,855	7,154	2,701
People’s Republic of China, 7.500%, 10/28/27	1.000	0.218	06/20/22	8,820	187,951	175,461	12,490
State of Qatar, 9.750%, 06/15/30	1.000	0.482	06/20/24	130	3,111	2,671	440
State of Qatar, 9.750%, 06/15/30	1.000	0.540	12/20/24	30	702	656	46
Russian Federation, 7.500%, 03/31/30	1.000	0.859	12/20/24	320	2,345	(2,603)	4,948

TOTAL					$215,121	$191,406	$23,716

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

NON-DELIVERABLE BOND FORWARD CONTRACT(a)

Counterparty	Notional Amount (000s)	Reference Obligation	Settlement Date	Unrealized Appreciation/ (Depreciation)*
BofA Securities LLC	$8,765,700	Titulos De Tesoreria 11.000%, 07/24/20	10/11/19	$7,091

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
(a)	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
BofA Securities LLC	—Bank of America Securities LLC
CS International (London)	—Credit Suisse International (London)
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 138.7%
Collateralized Mortgage Obligations – 5.6%
Interest Only(a) – 0.9%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M LIBOR + 6.000%)
$438,413	3.973%	05/15/41	$69,542
FHLMC REMIC Series 4286, Class SN(b) (-1x1M LIBOR + 6.000%)
3,358,551	3.973	12/15/43	552,213
FHLMC REMIC Series 4314, Class SE(b) (-1x1M LIBOR + 6.050%)
319,042	4.023	03/15/44	51,427
FHLMC REMIC Series 4320, Class SD(b) (-1x1M LIBOR + 6.100%)
166,002	4.073	07/15/39	29,502
FHLMC REMIC Series 4456, Class IO
202,513	4.500	10/15/44	33,531
FHLMC REMIC Series 4468, Class SY(b) (-1x1M LIBOR + 6.100%)
301,940	4.073	05/15/45	50,199
FHLMC REMIC Series 4583, Class ST(b) (-1x1M LIBOR + 6.000%)
1,365,548	3.973	05/15/46	231,834
FHLMC STRIPS Series 304, Class C45
238,804	3.000	12/15/27	16,725
FNMA REMIC Series 2007-36, Class SN(b) (-1x1M LIBOR + 6.770%)
401,062	4.752	04/25/37	83,041
FNMA REMIC Series 2008-17, Class SI(b) (-1x1M LIBOR + 6.300%)
510,972	4.282	03/25/38	94,915
FNMA REMIC Series 2011-124, Class SC(b) (-1x1M LIBOR + 6.550%)
310,142	4.532	12/25/41	56,509
FNMA REMIC Series 2012-88, Class SB(b) (-1x1M LIBOR + 6.670%)
375,665	4.652	07/25/42	63,916
GNMA REMIC Series 2010-101, Class S(b) (-1x1M LIBOR + 6.000%)
922,789	3.956	08/20/40	159,134
GNMA REMIC Series 2010-20, Class SE(b) (-1x1M LIBOR + 6.250%)
376,952	4.206	02/20/40	70,420
GNMA REMIC Series 2010-85, Class SN(b) (c) (-1x1M LIBOR + 5.940%)
36,403	3.896	07/20/40	6,484
GNMA REMIC Series 2013-124, Class CS(b) (-1x1M LIBOR + 6.050%)
1,356,370	4.006	08/20/43	248,004
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M LIBOR + 6.100%)
85,169	4.056	09/20/43	15,601
GNMA REMIC Series 2014-11, Class KI
204,790	4.500	12/20/42	19,356
GNMA REMIC Series 2014-117, Class SJ(b) (-1x1M LIBOR + 5.600%)
3,894,627	3.556	08/20/44	621,970

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M LIBOR + 6.100%)
$615,105	4.056%	10/20/43	$78,122
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M LIBOR + 5.600%)
292,574	3.556	09/20/44	46,809
GNMA REMIC Series 2014-158, Class SA(b) (-1x1M LIBOR + 5.600%)
1,826,723	3.573	10/16/44	296,827
GNMA REMIC Series 2015-110, Class MS(b) (-1x1M LIBOR + 5.710%)
1,178,259	3.666	08/20/45	169,733
GNMA REMIC Series 2015-111, Class IM
652,345	4.000	08/20/45	81,531
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M LIBOR + 6.200%)
366,963	4.156	08/20/45	59,137
GNMA REMIC Series 2015-112, Class SB(b) (-1x1M LIBOR + 5.740%)
349,114	3.696	08/20/45	49,900
GNMA REMIC Series 2015-119, Class SN(b) (-1x1M LIBOR + 6.250%)
765,595	4.206	08/20/45	122,501
GNMA REMIC Series 2015-129, Class IC
408,725	4.500	09/16/45	73,007
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M LIBOR + 6.200%)
194,847	4.156	11/20/45	35,470
GNMA REMIC Series 2015-57, Class AS(b) (-1x1M LIBOR + 5.600%)
2,170,912	3.556	04/20/45	312,186
GNMA REMIC Series 2015-72, Class JI(c)
87,575	3.500	05/20/45	7,976
GNMA REMIC Series 2015-83, Class PI(c)
146,634	3.500	06/20/45	14,325
GNMA REMIC Series 2015-90, Class PI(c)
116,126	3.500	04/20/45	9,542
GNMA REMIC Series 2016-1, Class ST(b) (-1x1M LIBOR + 6.200%)
371,634	4.156	01/20/46	58,036
GNMA REMIC Series 2016-138, Class DI
227,899	4.000	10/20/46	31,303
GNMA REMIC Series 2016-27, Class IA
805,055	4.000	06/20/45	84,597
GNMA REMIC Series 2016-4, Class SM(b) (-1x1M LIBOR + 5.650%)
545,533	3.606	01/20/46	88,206

			4,093,531

Regular Floater(b) – 2.4%
FHLMC REMIC Series 4103, Class BF (1M LIBOR + 0.350%)
491,550	2.378	12/15/38	491,050
FNMA REMIC Series 2010-118, Class YF (1M LIBOR + 0.500%)
3,845,427	2.518	10/25/40	3,862,176

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FNMA REMIC Series 2011-63, Class FG (1M LIBOR + 0.450%)
$96,591	2.468%	07/25/41	$97,203
FNMA REMIC Series 2017-96, Class FA (1M LIBOR + 0.400%)
2,251,224	2.418	12/25/57	2,248,240
GNMA REMIC Series 2017-182, Class FN (1M LIBOR + 0.300%)
4,419,135	2.328	12/16/47	4,395,190

			11,093,859

Sequential Fixed Rate – 1.8%
FHLMC REMIC Series 2042, Class N
43,228	6.500	03/15/28	47,242
FHLMC REMIC Series 3748, Class D
382,139	4.000	11/15/39	391,216
FHLMC REMIC Series 4577, Class HM(d)
692,319	4.000	12/15/50	744,000
FNMA REMIC Series 2000-16, Class ZG
126,437	8.500	06/25/30	151,583
FNMA REMIC Series 2005-59, Class KZ
758,201	5.500	07/25/35	854,657
FNMA REMIC Series 2011-52, Class GB
441,757	5.000	06/25/41	486,588
FNMA REMIC Series 2011-99, Class DB
481,614	5.000	10/25/41	530,354
FNMA REMIC Series 2012-111, Class B
67,402	7.000	10/25/42	78,723
FNMA REMIC Series 2012-153, Class B
266,667	7.000	07/25/42	313,218
FNMA REMIC Series 2017-87, Class EA
4,547,966	3.000	04/25/44	4,760,741

			8,358,322

Sequential Floating Rate(b) – 0.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
67,813	4.376	04/25/35	69,176
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
322,325	4.414	07/25/35	323,708
Countrywide Alternative Loan Trust Series 2005-38, Class A1(12M MTA + 1.500%)
81,083	3.946	09/25/35	80,027
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
71,697	2.537	01/19/36	68,787
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
32,225	2.738	10/25/34	31,817
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX
5,583	0.123	08/25/33	28
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX
897	0.320	07/25/33	9
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
290,088	4.377	10/25/34	289,983

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(e)
245,252	3.750	05/28/52	255,112
Silverstone Master Issuer PLC Series 2019-1A, Class 1A(e) (3M USD LIBOR + 0.570%)
760,000	2.848	01/21/70	760,807
Station Place Securitization Trust Series 2015-2, Class AR(e) (1M USD LIBOR + 0.550%)
600,000	2.586	05/15/21	600,000

			2,479,454

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$26,025,166

Commercial Mortgage-Backed Securities – 2.9%
Sequential Fixed Rate – 2.2%
BBCMS Mortgage Trust Series 2018-C2, Class A4
$2,650,000	4.047%	12/15/51	$2,977,270
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
6,400,000	4.139	10/15/51	7,212,792

			10,190,062

Sequential Floating Rate(b) – 0.7%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A(e) (1M USD LIBOR + 0.900%)
919,781	2.928	09/15/35	919,496
BANK 2018-BNK15 Series 2018-BN15, Class A4
900,000	4.407	11/15/61	1,039,326
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A(e) (1M USD LIBOR + 0.830%)
1,289,236	2.855	06/15/35	1,288,425

			3,247,247

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$13,437,309

Federal Agencies – 130.2%
Adjustable Rate FHLMC(b) – 0.0%
(1 Year CMT + 2.107%)
$8,246	4.510%	10/01/34	$8,683
(1 Year CMT + 2.213%)
14,715	4.458	09/01/33	15,484
(1 Year CMT + 2.250%)
35,877	4.804	04/01/33	37,643
12,494	4.747	11/01/34	13,130
11,344	4.979	02/01/35	11,928
42,037	4.754	06/01/35	44,160

			131,028

Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.195%)
17,574	4.839	02/01/35	18,463
(1 Year CMT + 2.213%)
4,212	4.700	07/01/33	4,436
(1 Year CMT + 2.260%)
90,481	4.668	06/01/33	95,139

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(1 Year CMT + 2.305%)
$1,155	4.774%	04/01/34	$1,215
(1 Year CMT + 2.530%)
79,342	4.530	08/01/34	83,502
(12M USD LIBOR + 1.622%)
28,342	4.739	03/01/35	29,546
(12M USD LIBOR + 1.647%)
26,567	4.571	12/01/33	27,635
(12M USD LIBOR + 1.670%)
14,091	4.533	11/01/34	14,705
(12M USD LIBOR + 1.810%)
17,466	4.932	04/01/35	18,336
(12M USD LIBOR + 1.974%)
31,952	4.983	05/01/35	33,587
(6M USD LIBOR + 1.412%)
4,980	3.993	06/01/33	5,134
(COF + 1.250%)
885	2.345	07/01/22	884
7,592	2.391	07/01/27	7,587
8,550	2.391	11/01/27	8,543
4,712	2.391	01/01/31	4,709
6,412	2.391	06/01/32	6,409
6,522	2.345	08/01/32	6,519
9,819	2.345	05/01/33	9,814
81,850	2.394	08/01/33	81,804
3,104	2.391	11/01/35	3,102
20,913	2.391	12/01/37	20,898
12,374	2.391	01/01/38	12,365
7,531	2.391	11/01/40	7,527

			501,859

Adjustable Rate GNMA(b) – 0.1%
(1 Year CMT + 1.500%)
4,746	3.750	07/20/23	4,792
4,477	3.750	08/20/23	4,522
10,136	3.750	09/20/23	10,239
3,605	4.000	03/20/24	3,660
30,829	3.875	04/20/24	31,378
4,035	3.875	05/20/24	4,121
34,164	3.875	06/20/24	34,734
20,989	3.750	07/20/24	21,241
29,282	3.750	08/20/24	29,639
8,632	3.750	09/20/24	8,739
12,218	4.125	11/20/24	12,407
12,703	4.125	12/20/24	12,904
7,746	4.000	01/20/25	7,878
4,549	4.000	02/20/25	4,627
17,287	3.875	05/20/25	17,608
14,104	3.750	07/20/25	14,303
5,941	4.000	02/20/26	6,057
362	3.750	07/20/26	367
17,229	4.000	01/20/27	17,593
6,587	4.000	02/20/27	6,727
50,821	3.875	04/20/27	51,953
4,822	3.875	05/20/27	4,933
7,354	3.875	06/20/27	7,520

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
2,632	4.125	11/20/27	2,687
7,596	4.125	12/20/27	7,754
18,424	4.000	01/20/28	18,844
6,016	4.000	02/20/28	6,154
6,263	4.000	03/20/28	6,408
30,415	3.750	07/20/29	31,040
18,976	3.750	08/20/29	19,368
3,545	3.750	09/20/29	3,620
15,060	4.125	10/20/29	15,422
21,271	4.125	11/20/29	21,798
4,188	4.125	12/20/29	4,291
5,983	4.000	01/20/30	6,137
2,514	4.000	02/20/30	2,577
18,145	4.000	03/20/30	18,628
18,479	3.875	04/20/30	18,974
47,833	3.875	05/20/30	49,120
5,280	3.875	06/20/30	5,427
43,164	3.750	07/20/30	44,075
8,137	3.750	09/20/30	8,322
13,766	4.125	10/20/30	14,124
9,182	3.875	06/20/23	9,312

			632,024

FHLMC – 11.1%
1,027	5.500	04/01/20	1,029
62,236	5.000	10/01/33	68,419
3,232	5.000	07/01/35	3,560
2,160	4.500	08/01/35	2,338
4,953	4.500	09/01/35	5,257
4,537	4.500	10/01/35	4,839
73,175	5.000	12/01/35	80,739
2,013	5.000	02/01/37	2,229
30,372	4.500	01/01/38	32,916
1,277	4.500	06/01/38	1,353
48,757	4.500	09/01/38	52,935
203	4.500	01/01/39	214
27,385	4.500	02/01/39	29,593
10,935	4.500	03/01/39	11,864
2,545	4.500	04/01/39	2,761
83,518	4.500	05/01/39	90,609
197,695	5.000	05/01/39	218,416
242,123	4.500	06/01/39	262,678
3,399	4.500	07/01/39	3,687
392,103	5.000	07/01/39	432,991
5,630	4.500	08/01/39	6,108
11,474	4.500	09/01/39	12,448
3,056	4.500	10/01/39	3,315
2,022	4.500	11/01/39	2,194
7,048	4.500	12/01/39	7,646
8,492	4.500	01/01/40	9,213
6,420	4.500	04/01/40	6,970
9,177	4.500	05/01/40	9,962
20,519	4.000	06/01/40	21,950
12,639	4.500	06/01/40	13,720
10,056	4.500	07/01/40	10,916
2,004	4.500	08/01/40	2,175

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$14,894	5.000%	08/01/40	$16,426
12,250	5.000	10/01/40	13,447
183,780	4.000	02/01/41	196,594
52,586	4.500	02/01/41	57,065
9,123	4.500	03/01/41	9,900
25,065	4.500	04/01/41	27,199
21,292	4.500	05/01/41	23,104
41,122	4.500	06/01/41	44,623
2,578	5.000	06/01/41	2,822
101,431	4.500	08/01/41	110,059
108,039	4.500	09/01/41	117,282
67,934	4.000	10/01/41	73,123
13,938	4.000	11/01/41	14,906
6,708	4.500	12/01/41	7,279
716,136	4.000	03/01/42	763,150
79,440	4.500	03/01/42	86,202
39,840	3.000	05/01/42	41,053
409,448	3.500	06/01/42	430,931
908,480	4.500	06/01/42	983,216
121,740	3.000	08/01/42	125,790
139,149	3.500	08/01/42	145,847
48,487	3.000	10/01/42	50,024
299,224	3.500	10/01/42	313,625
636,380	3.000	11/01/42	658,661
206,854	3.500	11/01/42	216,810
1,110,458	3.000	12/01/42	1,149,338
1,968,656	3.000	01/01/43	2,037,349
186,235	3.000	02/01/43	191,824
2,665,753	3.500	08/01/43	2,792,937
1,159,864	4.000	08/01/43	1,243,752
698,066	4.000	01/01/44	746,634
719,983	3.500	02/01/44	754,638
561,188	3.500	06/01/44	591,005
15,391	4.000	11/01/44	16,586
73,225	3.500	02/01/45	77,391
126,954	3.500	03/01/45	134,175
706,003	3.500	06/01/45	743,515
22,113	3.500	08/01/45	23,117
31,095	3.500	09/01/45	32,506
563,351	3.500	10/01/45	593,282
60,662	3.500	11/01/45	63,413
4,588,146	3.500	03/01/46	4,821,072
685,070	3.500	05/01/46	717,245
897,234	3.500	06/01/46	936,781
336,023	3.500	07/01/46	350,834
477,194	3.500	08/01/46	502,250
53,728	3.500	10/01/46	56,096
70,876	3.500	12/01/46	74,000
13,928,028	3.000	05/01/47	14,363,424
506,132	3.500	12/01/47	532,233
4,001,682	3.000	01/01/48	4,113,948
967,032	3.500	09/01/48	994,363
6,808,334	3.500	12/01/48	7,000,297

			51,598,187

Mortgage-Backed Obligations – (continued)
FNMA – 8.4%
2,784	7.000	08/01/31	3,047
132,250	3.500	07/01/42	138,538
133,926	3.500	08/01/42	140,294
107,903	3.500	09/01/42	113,032
12,490	3.500	10/01/42	13,084
24,625	3.500	11/01/42	25,796
12,632	3.500	01/01/43	13,233
283,712	3.500	02/01/43	297,202
30,302	3.500	05/01/43	31,743
1,190,350	3.500	07/01/43	1,246,950
620,510	3.500	01/01/44	650,014
24,726	3.500	12/01/44	25,910
459,937	4.000	03/01/45	492,212
224,685	4.000	04/01/45	240,451
5,227,414	4.500	06/01/51	5,742,027
2,050,650	4.000	08/01/51	2,181,511
854,296	3.500	11/01/51	888,302
4,738,202	4.000	05/01/56	5,092,278
1,401,106	3.500	06/01/56	1,475,119
5,196,048	4.000	07/01/56	5,520,071
2,906,772	3.500	08/01/56	3,061,337
4,649,799	3.500	10/01/56	4,895,397
2,612,181	3.500	01/01/57	2,751,476
3,796,953	4.000	02/01/57	4,033,751

			39,072,775

GNMA – 51.9%
1,874	5.500	07/15/20	1,884
4,040	6.000	04/15/26	4,466
188	6.500	01/15/32	208
974	6.500	02/15/32	1,079
337,058	5.500	04/15/33	381,155
4,999	5.000	11/15/33	5,455
888	6.500	08/15/34	1,014
1,027	6.500	02/15/36	1,185
1,580	6.500	03/15/36	1,825
3,190	6.500	04/15/36	3,623
11,619	6.500	05/15/36	13,419
6,053	6.500	06/15/36	6,985
32,830	6.500	07/15/36	37,674
34,747	6.500	08/15/36	39,888
61,323	6.500	09/15/36	70,490
26,232	6.500	10/15/36	30,255
37,381	6.500	11/15/36	43,055
17,251	6.500	12/15/36	19,838
10,191	6.500	01/15/37	11,781
1,695	6.500	03/15/37	1,956
4,268	6.500	04/15/37	4,940
2,255	6.500	05/15/37	2,510
2,640	6.500	08/15/37	3,047
10,519	6.500	09/15/37	12,100
12,086	6.500	10/15/37	13,948
5,256	6.500	11/15/37	6,022
2,309	6.500	05/15/38	2,685
1,002	6.500	11/15/38	1,162
2,798	6.500	02/15/39	3,226

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$343,459	5.000%	01/20/40		$372,362
371,993	4.500	05/15/40		398,975
129,084	5.000	07/15/40		135,819
167,018	3.500	09/15/42		175,633
354,686	3.500	02/15/45		372,030
86,241	4.000	05/20/45		91,408
68,500	4.000	07/20/45		72,604
130,166	4.000	10/20/45		137,720
393,868	4.000	01/20/46		416,356
1,480,099	4.500	03/20/46		1,575,902
7,002,133	4.500	02/20/47		7,424,731
831,280	4.500	03/20/47		880,670
4,872,781	4.500	05/20/47		5,162,299
7,395,284	4.000	06/20/47		7,752,815
830,804	4.500	06/20/47		880,166
253,286	4.500	07/20/47		266,701
2,544,279	4.500	08/20/47		2,690,678
4,729,166	3.500	01/20/48		4,917,525
16,275,975	4.500	08/20/48		17,112,045
15,484,588	4.500	09/20/48		16,275,168
2,252,465	5.000	09/20/48		2,390,275
5,229,881	5.000	10/20/48		5,543,317
8,858,993	5.000	11/20/48		9,329,096
6,104,257	4.500	12/20/48		6,398,468
26,221,920	4.500	01/20/49		27,349,701
9,099,201	5.000	01/20/49		9,582,051
2,812,992	5.000	02/20/49		2,958,944
84,000,000	3.000	TBA-30yr	(f)	86,156,601
9,000,000	3.500	TBA-30yr	(f)	9,319,440
14,000,000	5.000	TBA-30yr	(f)	14,793,906

				241,660,281

UMBS – 35.6%
17	5.500	10/01/19		17
90	5.500	11/01/19		90
134	5.500	12/01/19		134
511	5.500	02/01/20		512
894	5.500	01/01/21		905
2,908	7.000	09/01/21		2,963
15,168	7.000	06/01/22		15,589
6,757	7.000	07/01/22		6,955
654	4.500	04/01/23		680
235,260	4.500	07/01/36		254,112
21,921	4.500	12/01/36		23,609
237,356	4.500	02/01/39		257,381
4,616	4.500	03/01/39		5,019
6,894	4.500	05/01/39		7,496
5,284	4.500	07/01/39		5,745
4,721	4.000	08/01/39		5,049
11,021	4.500	09/01/39		11,951
16,730	4.500	10/01/39		18,141
38,712	4.500	02/01/40		42,092
6,152	4.500	03/01/40		6,671
91,192	4.500	04/01/40		98,942
32,018	4.500	06/01/40		34,914
6,228	4.500	09/01/40		6,800
6,993	4.500	12/01/40		7,587

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
90,001	4.500	01/01/41		97,270
26,873	4.500	04/01/41		29,044
47,364	4.500	06/01/41		51,371
36,561	4.500	07/01/41		39,491
168,409	4.500	08/01/41		181,980
174,006	4.500	09/01/41		187,949
154,198	3.500	10/01/41		162,205
138,629	4.500	10/01/41		149,737
42,759	3.500	11/01/41		45,006
116,799	4.500	11/01/41		125,794
77,926	4.500	12/01/41		84,517
147,818	3.500	01/01/42		155,586
73,731	4.500	01/01/42		79,605
15,991	3.500	02/01/42		16,802
668,450	4.000	03/01/42		712,004
10,437	4.500	03/01/42		11,459
114,436	4.000	04/01/42		121,893
23,469	4.500	04/01/42		25,373
13,808	3.500	05/01/42		14,511
53,080	3.500	06/01/42		55,886
96,162	3.000	09/01/42		98,964
39,574	3.500	09/01/42		41,678
231,993	3.500	10/01/42		244,329
551,110	3.000	12/01/42		567,531
109,254	3.500	12/01/42		115,030
115,106	3.000	01/01/43		119,395
43,845	3.000	02/01/43		45,506
332,442	3.500	02/01/43		350,003
1,120,837	3.000	03/01/43		1,163,303
1,409,619	3.500	03/01/43		1,479,976
1,229,515	3.000	04/01/43		1,276,099
1,622,103	3.500	04/01/43		1,698,597
515,138	2.500	05/01/43		516,992
1,519,751	3.000	05/01/43		1,577,329
247,078	3.500	05/01/43		258,532
50,444	3.000	06/01/43		52,356
927,784	3.500	06/01/43		974,437
455,637	3.000	07/01/43		473,185
3,636,637	3.500	07/01/43		3,812,192
1,805,862	3.500	08/01/43		1,891,313
52,281	3.500	09/01/43		55,061
127,723	3.500	01/01/44		134,514
50,672	3.500	08/01/44		52,877
109,446	3.500	09/01/44		114,792
142,635	3.500	10/01/44		150,888
56,414	5.000	12/01/44		61,759
39,799	3.500	01/01/45		42,052
547,039	4.000	02/01/45		578,245
168,140	3.500	03/01/45		177,189
109,606	3.500	04/01/45		114,525
1,492,373	4.500	04/01/45		1,637,144
987,024	3.500	05/01/45		1,044,135
242,298	4.500	05/01/45		265,802
2,816,829	4.500	06/01/45		2,992,373
153,426	3.500	07/01/45		160,312
26,008	3.500	11/01/45		27,175

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$650,048	4.000%	11/01/45	$686,215
478,348	3.500	01/01/46	499,817
829,153	3.500	03/01/46	876,316
425,664	4.000	03/01/46	448,273
121,165	3.500	04/01/46	128,138
819,483	3.500	05/01/46	858,193
296,142	4.000	06/01/46	311,239
723,159	4.500	06/01/46	768,000
728,471	3.000	07/01/46	746,116
795,371	4.000	07/01/46	835,917
423,071	3.000	08/01/46	433,318
944,108	4.000	08/01/46	992,236
1,444,389	3.000	09/01/46	1,479,374
508,145	3.000	10/01/46	520,454
465,463	4.000	10/01/46	489,192
3,274,611	3.000	11/01/46	3,353,044
7,875,475	3.000	12/01/46	8,066,228
3,198,782	3.000	01/01/47	3,276,259
140,702	3.000	02/01/47	144,110
1,941,072	4.500	02/01/47	2,089,988
540,992	3.000	04/01/47	554,182
2,662,952	3.000	07/01/47	2,727,451
473,640	4.500	11/01/47	508,634
5,257,076	4.000	02/01/48	5,552,928
1,884,559	4.500	05/01/48	2,033,532
3,767,079	4.000	06/01/48	3,917,904
3,584,945	3.000	07/01/48	3,671,776
1,948,451	3.500	08/01/48	2,002,362
1,952,385	3.500	09/01/48	2,006,405
3,656,768	4.000	09/01/48	3,803,176
3,765,270	4.500	10/01/48	4,011,718
4,806,984	3.500	11/01/48	4,975,721
11,000,000	4.000	01/01/49	11,632,336
7,752,923	3.500	02/01/49	7,967,436
2,736,718	5.000	02/01/49	3,088,089
1,895,588	4.000	05/01/49	1,971,483
964,044	3.500	06/01/49	990,718
1,846,115	3.500	07/01/49	1,937,140
1,126,477	3.500	08/01/49	1,182,515
43,553,158	5.000	10/01/49	46,783,471

			165,847,831

UMBS, 30 Year, Single Family(f) – 23.0%
24,000,000	2.500	TBA-30yr	23,896,790
29,000,000	3.000	TBA-30yr	29,437,367
3,000,000	4.000	TBA-30yr	3,114,465
26,000,000	4.500	TBA-30yr	27,378,270
22,000,000	5.000	TBA-30yr	23,576,093

			107,402,985

TOTAL FEDERAL AGENCIES			$606,846,970

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $638,013,692)			$646,309,445

Asset-Backed Securities – 10.6%
Collateralized Loan Obligations(b)(e) – 3.9%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
$1,300,000	3.178%	06/15/28	$1,301,215
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	3.194	05/17/31	793,142
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1R (3M USD LIBOR + 1.100%)
4,510,000	3.403	07/17/31	4,488,316
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
771,478	3.553	07/15/26	771,875
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
917,368	3.538	07/20/26	917,505
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,500,000	3.100	01/18/28	1,495,238
Nassau Ltd. Series 2019-IA, Class ANA (3M USD LIBOR + 1.510%)
1,000,000	4.270	04/15/31	1,001,381
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
1,600,000	3.347	04/26/31	1,587,384
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
385,600	2.868	06/25/35	384,609
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	3.678	01/21/31	830,957
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	4.078	01/21/31	519,720
Thacher Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.160%)
1,884,502	3.438	10/20/26	1,885,961
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
2,100,000	3.398	10/22/29	2,095,309

			18,072,612

Credit Card – 0.4%
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7
1,750,000	3.960	10/13/30	1,993,046

Home Equity(b) – 0.0%
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A (1M USD LIBOR + 0.280%)
30,758	2.308	02/15/34	30,095

Student Loan(b) – 6.3%
Academic Loan Funding Trust Series 2013-1A, Class A(c)(e) (1M USD LIBOR + 0.800%)
3,523,523	2.818	12/26/44	3,521,595
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
323,414	2.718	12/26/35	322,325

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
ECMC Group Student Loan Trust Series 2017-1A, Class A(e) (1M USD LIBOR + 1.200%)
$2,802,111	3.218%	12/27/66	$2,830,360
ECMC Group Student Loan Trust Series 2018-1A, Class A(c)(e) (1M USD LIBOR + 0.750%)
3,619,864	2.768	02/27/68	3,595,578
ECMC Group Student Loan Trust Series 2018-2A, Class A(e) (1M USD LIBOR + 0.800%)
2,084,923	2.818	09/25/68	2,066,003
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(e) (1M USD LIBOR + 0.800%)
280,709	2.818	06/25/26	281,153
Goal Capital Funding Trust Series 2010-1, Class A(e) (3M USD LIBOR + 0.700%)
1,314,098	2.832	08/25/48	1,318,492
Higher Education Funding I Series 2014-1, Class A(e) (3M USD LIBOR + 1.050%)
1,454,598	3.182	05/25/34	1,460,967
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
893,695	3.176	07/25/45	899,366
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A3 (3M USD LIBOR + 0.950%)
674,201	3.269	10/01/37	675,987
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2, Class A3 (3M USD LIBOR + 0.850%)
1,100,000	3.169	07/01/32	1,101,373
PHEAA Student Loan Trust Series 2011-1A, Class A1(e) (3M USD LIBOR + 1.100%)
1,729,653	3.206	06/25/38	1,742,170
PHEAA Student Loan Trust Series 2014-3A, Class A(e) (1M USD LIBOR + 0.590%)
3,853,285	2.608	08/25/40	3,827,358
PHEAA Student Loan Trust Series 2016-1A, Class A(e) (1M USD LIBOR + 1.150%)
920,794	3.168	09/25/65	928,135
PHEAA Student Loan Trust Series 2016-2A, Class A(e) (1M USD LIBOR + 0.950%)
1,031,879	2.968	11/25/65	1,034,476
South Carolina Student Loan Corp. Series 2010-1, Class A3 (3M USD LIBOR + 1.050%)
1,850,000	3.326	10/27/36	1,863,712
Utah State Board of Regents Series 2016-1, Class A (1M USD LIBOR + 0.750%)
1,942,155	2.768	09/25/56	1,941,233

			29,410,283

TOTAL ASSET-BACKED SECURITIES
(Cost $49,298,958)			$49,506,036

Municipal Debt Obligation(b)(c) – 0.2%
New Hampshire – 0.2%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
$1,088,214	3.125%	10/25/37	$1,085,835
(Cost $1,079,363)

U.S. Treasury Obligation(g)(h) – 0.6%
United States Treasury Bill
2,760,000	0.000%	12/26/19	$2,748,209
(Cost $2,746,772)

Shares	Dividend Rate	Value

Investment Company(i) – 1.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,013,243	2.032%	$8,013,243
(Cost $8,013,243)

TOTAL INVESTMENTS – 151.8%
(Cost $699,152,028)		$707,662,768

LIABILITIES IN EXCESS OF OTHER ASSETS – (51.8)%		(241,495,496)

NET ASSETS – 100.0%		$466,167,272

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2019.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $217,672,932 which represents approximately 46.7% of the Fund’s net assets as of September 30, 2019.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
MTA	—Monthly Treasury Average
PI	—Private Investment
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA	3.500%	TBA-30yr	10/10/19	$(9,000,000)	$(9,231,934)
FNMA	4.000	TBA-30yr	10/10/19	(7,000,000)	(7,263,530)
FNMA	5.000	TBA-30yr	10/10/19	(34,000,000)	(36,419,845)
GNMA	4.500	TBA-30yr	10/21/19	(8,000,000)	(8,359,375)
GNMA	5.000	TBA-30yr	10/21/19	(5,000,000)	(5,270,703)

TOTAL (Proceeds Receivable: ($66,538,555))					$(66,545,387)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra 10 Year U.S. Treasury Notes	31	12/19/19	$4,414,594	$(1,083)
30 Day Federal Funds	50	11/29/19	20,469,346	1,084
5 Year U.S. Treasury Notes	117	12/31/19	13,940,367	(47,919)

Total				$(47,918)
Short position contracts:
Eurodollars	(1)	06/15/20	(246,112)	(1,880)
Ultra Long U.S. Treasury Bonds	(20)	12/19/19	(3,838,125)	(98,095)
2 Year U.S. Treasury Notes	(94)	12/31/19	(20,257,000)	(21,874)
10 Year U.S. Treasury Notes	(320)	12/19/19	(41,700,000)	467,896
20 Year U.S. Treasury Bonds	(9)	12/19/19	(1,460,813)	(19,418)

Total				$326,629

TOTAL FUTURES CONTRACTS				$278,711

73	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
12M LIBOR(a)	1.287%	09/15/21	$3,390	(b)	$(328)	$18	$(346)
0.000%(c)	3M LIBOR	07/25/24	9,700		1,819	157	1,662
0.971(a)	12M LIBOR	06/30/26	1,880	(b)	32,130	11,384	20,746
3M LIBOR(c)	1.295(d)	05/15/29	2,660	(b)	(57,703)	(91,491)	33,788
3M LIBOR(c)	2.013(d)	08/02/29	6,300	(b)	180,056	73,724	106,332
1.485(c)	3M LIBOR(d)	05/15/45	3,030	(b)	140,890	245,432	(104,542)
2.230(c)	3M LIBOR(d)	08/02/52	1,610	(b)	(186,761)	(59,064)	(127,697)

TOTAL					$110,103	$180,160	$(70,057)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund
Assets:
Investments of unaffiliated issuers, at value (cost $1,388,580,618, $2,131,127,616 and $2,128,755,222)	$1,341,108,742	$2,152,387,170	$2,080,761,306
Investments of affiliated issuers, at value (cost $5,911,417, $33,041,610 and $60,572,481)	5,911,417	33,166,017	60,572,481
Investments in securities lending reinvestment vehicle — affiliated issuer, (cost $0, $35,350 and $722,925)	—	35,350	722,925
Cash	22,350,137	34,512,391	42,801,993
Foreign currencies, at value (cost $272,406, $17,261 and $50,799, respectively)	171,698	17,092	49,130
Unrealized gain on swap contracts	737,982	—	—
Unrealized gain on forward foreign currency exchange contracts	5,511,522	34,321	523,055
Variation margin on futures	—	32,216	13,718
Variation margin on swaps	60,372	—	—
Receivables:
Collateral on certain derivative contracts(a)	99,641,675	6,272,951	1,175,442
Interest and dividends	20,577,233	34,387,961	7,582,885
Investments sold	11,710,086	13,015,162	27,737,786
Fund shares sold	1,864,869	1,533,063	1,001,900
Investments sold on an extended-settlement basis	1,405,192	810,000	5,541,840
Upfront payments made on swap contracts	434,047	—	—
Collateral on Reverse Repurchase agreements	323,000	—	—
Reimbursement from investment adviser	38,063	13,818	—
Securities lending income	—	15	5,376
Due from broker — upfront payment	—	541,460	—
Other assets	69,040	79,108	77,737
Total assets	1,511,915,075	2,276,838,095	2,228,567,574

Liabilities:
Reverse Repurchase Agreement, at value	—	3,802,500	—
Unrealized loss on swap contracts	4,589,967	403	—
Unrealized loss on forward foreign currency exchange contracts	4,419,617	—	—
Variation margin on futures	68,128	—	—
Variation margin on swaps	—	299,937	—
Unrealized loss on unfunded loan commitment	—	—	22,003
Payables:
Fund shares redeemed	2,950,969	4,428,391	3,517,955
Management fees	986,651	1,271,444	993,078
Upfront payments received on swap contracts	834,776	—	—
Investments purchased	728,857	11,069,087	70,033,730
Income distributions	391,445	362,645	56,307
Investments purchased on an extended — settlement basis	230,000	8,210,871	1,135,069
Distribution and Service fees and Transfer Agency fees	82,730	113,403	56,138
Payable upon return of securities loaned	—	35,350	722,925
Accrued expenses	596,659	280,363	414,436
Total liabilities	15,879,799	29,874,394	76,951,641

Net Assets:
Paid-in capital	1,665,496,828	2,648,341,446	2,487,018,178
Total distributable loss	(169,461,552)	(401,377,745)	(335,402,245)
NET ASSETS	$1,496,035,276	$2,246,963,701	$2,151,615,933
Net Assets:
Class A	$55,998,777	$155,205,516	$3,523,741
Class C	18,449,100	13,160,632	1,003,603
Institutional	1,066,436,072	326,579,826	127,832,133
Service	—	7,452,999	—
Investor	98,627,837	17,335,828	1,449,687
Class P	15,327,961	1,649,932,409	1,981,436,597
Class R	—	12,403,543	12,697
Class R6	241,195,529	64,892,948	36,357,475
Total Net Assets	$1,496,035,276	$2,246,963,701	$2,151,615,933
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	4,525,509	24,316,728	375,767
Class C	1,491,768	2,060,412	106,999
Institutional	86,078,655	51,040,761	13,620,397
Service	—	1,169,023	—
Investor	7,958,368	2,711,186	154,231
Class P	1,237,871	257,882,471	210,912,485
Class R	—	1,944,780	1,354
Class R6	19,468,804	10,126,535	3,871,146
Net asset value, offering and redemption price per share:(b)
Class A	$12.37	$6.38	$9.38
Class C	12.37	6.39	9.38
Institutional	12.39	6.40	9.39
Service	—	6.38	—
Investor	12.39	6.39	9.40
Class P	12.38	6.40	9.39
Class R	—	6.38	9.38
Class R6	12.39	6.41	9.39

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Emerging Markets Debt	$6,506,762	$73,734,913	$19,400,000
High Yield	2,213,799	4,059,152	—
High Yield Floating Rate	255,442	—	920,000

(b)	Maximum public offering price per share for Class A Shares of Emerging Markets Debt, High Yield, High Yield Floating Rate Funds is $12.95, $6.68 and $9.60, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value ("NAV") or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2019 (Unaudited)

	Investment Grade Credit Fund	Local Emerging Markets Debt Fund		U.S. Mortgages Fund
Assets:
Investments, at value (cost $445,594,003, $108,488,652 and $691,138,785)	$475,080,883	$104,181,237		$699,649,525
Investments of affiliated issuers, at value (cost $0, $0 and $8,013,243)	—	—		8,013,243
Cash	6,266,405	964,006		7,001,884
Foreign currencies, at value (cost $0, $508,673 and $0, respectively)	—	507,865		—
Unrealized gain on swap contracts	—	782,587		—
Unrealized gain on forward foreign currency exchange contracts	33,258	1,002,132		—
Unrealized gain on non-deliverable bond forwards contracts	—	7,091		—
Variation margin on futures	20,389	—		11,464
Variation margin on swaps	—	—		1,148
Upfront payments made on swap contracts	—	178,695		—
Receivables:
Investments sold	—	1,945,239		1,630
Investments sold on an extended-settlement basis	—	—		273,995,098
Collateral on certain derivative contracts and other investments(a)	6,954,667	13,398,295		1,375,794
Interest and dividends	4,587,889	1,575,646		1,545,912
Fund shares sold	828,754	1,323		956,229
Reimbursement from investment adviser	31,607	41,781		14,158
Due from broker — upfront payment	—	1,770		—
Other assets	54,461	43,833		56,111
Total assets	493,858,313	124,631,500		992,622,196

Liabilities:
Forward sale contracts, at value (proceeds received $0, $0 and $66,538,555, respectively)	—	—		66,545,387
Unrealized loss on swap contracts	—	374,291		—
Unrealized loss on forward foreign currency exchange contracts	—	1,233,478		—
Variation margin on futures	—	6,289		—
Variation margin on swaps	28,493	9,997		—
Payables:
Collateral on certain derivative contracts	—	250,000	(b)	—
Investments purchased	10,234	255,458		5,265
Investments purchased on an extended — settlement basis	973,266	—		458,914,328
Fund shares redeemed	226,083	144,518		517,800
Management fees	136,724	83,066		127,483
Income distributions	67,768	7,054		73,029
Distribution and Service fees and Transfer Agency fees	15,750	7,884		34,023
Upfront payments received on swap contracts	—	6,542		—
Accrued expenses	156,963	415,323		237,609
Total liabilities	1,615,281	2,793,900		526,454,924

Net Assets:
Paid-in capital	457,104,985	291,075,261		472,030,715
Total distributable earnings (loss)	35,138,047	(169,237,661)		(5,863,443)
NET ASSETS	$492,243,032	$121,837,600		$466,167,272
Net Assets:
Class A	$8,676,775	$5,701,471		$30,847,301
Class C	—	3,074,157		—
Institutional	46,753,025	24,882,623		30,769,900
Separate Account Institutional	233,813,800	—		214,134,629
Investor	3,545,101	6,847,328		166,057,357
Class P	198,491,449	41,950,160		9,004,306
Class R6	962,882	39,381,861		15,353,779
Total Net Assets	$492,243,032	$121,837,600		$466,167,272
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	892,883	974,111		2,941,141
Class C	—	525,987		—
Institutional	4,808,947	4,266,812		2,926,868
Separate Account Institutional	24,044,050	—		20,412,665
Investor	364,589	1,172,967		15,792,850
Class P	20,425,677	7,189,204		856,727
Class R6	99,047	6,750,795		1,459,967
Net asset value, offering and redemption price per share:(c)
Class A	$9.72	$5.85		$10.49
Class C	—	5.84		—
Institutional	9.72	5.83		10.51
Separate Account Institutional	9.72	—		10.49
Investor	9.72	5.84		10.51
Class P	9.72	5.84		10.51
Class R6	9.72	5.83		10.52

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards	TBA
Investment Grade Credit	$1,335,058	$5,619,609	$—	$—
Local Emerging Markets Debt	522,008	8,376,287	4,500,000	—
U.S. Mortgages	320,000	365,794	—	690,000

(b)	Segregated for initial margin and/or collateral on Swap transactions of $250,000.
(c)	Maximum public offering price per share for Class A Shares of Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds is $10.10, $6.13 and $10.90, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value ("NAV") or the original purchase price of the shares.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund
Investment income:

Interest (net of foreign withholding taxes of $2,625, $393 and $0, respectively)	$41,563,722	$70,042,204	$64,875,679

Dividends — affiliated issuers	195,743	834,238	470,249

Dividends — unaffiliated issuers	—	412,892	1,633,491

Securities lending income — affiliated issuer	—	5,042	67,794

Total investment income	41,759,465	71,294,376	67,047,213

Expenses:

Management fees	6,174,066	7,785,412	6,258,662

Transfer Agency fees(a)	375,495	457,962	341,183

Custody, accounting and administrative services	198,194	118,856	396,968

Distribution and Service fees(a)	175,461	304,912	9,988

Printing and mailing costs	108,317	57,193	45,270

Professional fees	87,081	64,927	68,891

Registration fees	71,947	136,217	187,582

Trustee fees	9,861	10,394	10,717

Service Share fees — Service Plan	—	11,464	—

Service Share fees — Shareholder Administration Plan	—	11,464	—

Prime Broker Fees	17,708	—	794

Other	43,264	43,219	61,697

Total expenses	7,261,394	9,002,020	7,381,752

Less — expense reductions	(356,563)	(280,319)	(33,938)

Net expenses	6,904,831	8,721,701	7,347,814

NET INVESTMENT INCOME	34,854,634	62,572,675	59,699,399

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(10,917,544)	(34,314,888)	(21,566,395)

Investment — affiliated issuers	—	54,723	—

Purchased options	(105,004)	(72,681)	—

Futures contracts	32,585,318	5,665,667	(1,600,589)

Swap contracts	(9,504,675)	2,512,846	151,232

Forward foreign currency exchange contracts	4,385,911	101,051	2,506,456

Foreign currency transactions	(1,404,034)	(28,797)	258,301

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	14,017,224	53,280,685	26,300,868

Investments — affiliated issuers	—	104,443	—

Purchased options	(64,106)	(44,474)	—

Futures contracts	(9,341,875)	(1,467,356)	623,176

Unfunded Loan Commitment	—	—	20,683

Swap contracts	3,845,671	(572,636)	—

Forward foreign currency exchange contracts	(1,871,251)	34,321	(113,995)

Foreign currency translation	(80,174)	(171)	(182,995)

Net realized and unrealized gain	21,545,461	25,252,733	6,396,742

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,400,095	$87,825,408	$66,096,141

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

Distribution and Service Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
$74,668	$100,793	$—	$38,827	$13,103	$214,832	$—	$65,408	$2,278	$—	$41,047
199,813	73,436	31,663	103,903	9,547	70,010	1,834	11,699	242,144	8,232	10,593
4,538	5,383	67	2,359	700	20,579	—	1,052	311,236	17	5,240

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2019 (Unaudited)

	Investment Grade Credit Fund	Local Emerging Markets Debt Fund	U.S. Mortgages Fund
Investment income:

Interest (net of foreign withholding taxes of $1,131, $27,048 and $0, respectively)	$9,028,031	$4,449,028	$6,737,645

Dividends — affiliated issuers	6,994	53,628	294,351

Total investment income	9,035,025	4,502,656	7,031,996

Expenses:

Management fees	832,142	631,233	770,068

Transfer Agency fees(a)	82,292	33,141	163,124

Custody, accounting and administrative services	61,414	174,197	123,083

Professional fees	55,567	84,247	55,809

Registration fees	52,456	53,492	51,593

Printing and mailing costs	19,307	20,486	25,473

Distribution and Service fees(a)	12,706	25,620	39,074

Trustee fees	8,725	8,485	8,724

Prime Broker Fees	—	5,984	—

Other	13,788	12,528	11,860

Total expenses	1,138,397	1,049,413	1,248,808

Less — expense reductions	(202,051)	(302,126)	(130,920)

Net expenses	936,346	747,287	1,117,888

NET INVESTMENT INCOME	8,098,679	3,755,369	5,914,108

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,772,754	(6,699,935)	3,863,175

Purchased options	(15,461)	(11,504)	55,099

Futures contracts	4,692,610	(293,680)	1,149,161

Written options	—	—	(149,553)

Swap contracts	624,648	1,156,486	(272,018)

Non-deliverable bond forward contracts	—	21,214	—

Forward foreign currency exchange contracts	226,745	(1,122,406)	—

Foreign currency transactions	(6,680)	(240,178)	—

Net change in unrealized gain (loss) on:

Investments- unaffiliated issuers	20,419,097	8,846,580	5,541,055

Purchased options	(9,514)	(7,098)	(33,091)

Futures contracts	(956,843)	107,542	(295,771)

Non-deliverable bond forward contracts	—	(15,098)	—

Written options	—	—	23,004

Swap contracts	(272,973)	846,207	(86,787)

Forward foreign currency exchange contracts	(22,242)	70,129	—

Foreign currency translation	(2,652)	62,356	—

Net realized and unrealized gain	29,449,489	2,720,615	9,794,274

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,548,168	$6,475,984	$15,708,382

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

Distribution and Service Fees		Transfer Agent Fees
Class A	Class C	Class A	Separate Account Institutional	Class C	Institutional	Investor	Class P	Class R6
$12,706	$—	$6,607	$34,750	$—	$8,424	$2,184	$30,206	121
7,149	18,471	3,719	—	2,401	5,865	4,285	6,912	9,959
39,074	—	20,318	32,125	—	5,355	101,672	1,296	2,358

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Emerging Markets Debt Fund				High Yield Fund
	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019		For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$34,854,634		$109,488,459		$62,572,675		$135,370,058

Net realized gain (loss)	15,039,972		(97,682,596)		(26,082,079)		(30,346,717)

Net change in unrealized gain (loss)	6,505,489		(43,186,477)		51,334,812		22,861,660

Net increase (decrease) in net assets resulting from operations	56,400,095		(31,380,614)		87,825,408		127,885,001

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,235,554)		(3,251,779)		(4,363,138)		(9,137,033)

Class C Shares	(341,329)		(940,950)		(345,877)		(1,074,945)

Institutional Shares	(23,982,034)		(68,693,948)		(10,040,802)		(54,311,318)

Service Shares	—		—		(240,425)		(559,792)

Investor Shares	(2,206,566)		(5,704,684)		(513,771)		(1,227,007)

Class P Shares(a)	(340,028)		(652,733)		(46,397,865)		(64,282,628)

Class R Shares	—		—		(329,759)		(669,342)

Class R6 Shares	(6,119,925)		(17,083,867)		(2,030,460)		(5,644,007)

Return of capital:

Class A Shares	—		(281,102)		—		—

Class C Shares	—		(81,341)		—		—

Institutional Shares	—		(5,938,301)		—		—

Investor Shares	—		(493,146)		—		—

Class P Shares(a)	—		(56,426)		—		—

Class R6 Shares	—		(1,476,828)		—		—

Total distributions to shareholders	(34,225,436)		(104,655,105)		(64,262,097)		(136,906,072)

From share transactions:

Proceeds from sales of shares	205,293,693		1,078,015,155		221,028,717		2,198,026,602

Reinvestment of distributions	31,845,599		95,153,618		61,888,932		129,653,823

Cost of shares redeemed	(384,615,609	)(b)	(2,010,668,188	)(b)	(305,590,872	)(c)	(3,068,907,774	)(c)

Net decrease in net assets resulting from share transactions	(147,476,317)		(837,499,415)		(22,673,223)		(741,227,349)

TOTAL INCREASE (DECREASE)	(125,301,658)		(973,535,134)		890,088		(750,248,420)

Net assets:
Beginning of period	1,621,336,934		2,594,872,068		2,246,073,613		2,996,322,033

End of period	$1,496,035,276		$1,621,336,934		$2,246,963,701		$2,246,073,613

(a)	Class P Shares commenced operations on April 20, 2018.
(b)	Net of $37,513 and $53,625, of redemption fees for Emerging Markets Debt Fund for the six months ended September 30, 2019 and the fiscal year ended March 31, 2019, respectively.
(c)	Net of $38,477 and $150,501 of redemption fees for the High Yield Fund for the six months ended September 30, 2019 and the fiscal year ended March 31, 2019, respectively.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Yield Floating Rate Fund		Investment Grade Credit Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$59,699,399	$179,497,100	$8,098,679	$13,794,679

Net realized gain (loss)	(20,250,995)	(94,651,201)	10,294,616	(2,507,915)

Net change in unrealized gain (loss)	26,647,737	(41,751,030)	19,154,873	10,231,003

Net increase in net assets resulting from operations	66,096,141	43,094,869	37,548,168	21,517,767

Distributions to shareholders:

From distributable earnings:

Class A Shares	(91,664)	(198,718)	(159,148)	(271,279)

Class C Shares	(23,166)	(59,269)	—	—

Institutional Shares	(2,764,353)	(51,349,191)	(733,582)	(2,380,003)

Separate Account Institutional	—	—	(4,048,901)	(8,328,590)

Investor Shares	(42,975)	(173,791)	(57,030)	(145,640)

Class P Shares(a)	(56,068,397)	(122,306,692)	(3,521,382)	(2,907,036)

Class R Shares	(655)	(3,012)	—	—

Class R6 Shares	(941,148)	(5,832,268)	(14,108)	(5,356)

Return of capital:

Total distributions to shareholders	(59,932,358)	(179,922,941)	(8,534,151)	(14,037,904)

From share transactions:

Proceeds from sales of shares	164,927,769	4,483,776,377	41,695,563	258,238,698

Reinvestment of distributions	59,555,591	176,798,534	8,084,121	13,107,711

Cost of shares redeemed	(416,596,870)	(6,315,994,378)	(64,192,501)	(213,136,398)

Net increase (decrease) in net assets resulting from share transactions	(192,113,510)	(1,655,419,467)	(14,412,817)	58,210,011

TOTAL INCREASE (DECREASE)	(185,949,727)	(1,792,247,539)	14,601,200	65,689,874

Net assets:
Beginning of period	2,337,565,660	4,129,813,199	477,641,832	411,951,958

End of period	$2,151,615,933	$2,337,565,660	$492,243,032	$477,641,832

(a)	Class P Shares commenced operations on April 20, 2018.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Local Emerging Markets Debt Fund				U.S. Mortgages Fund
	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019		For the Six Months Ended September 30, 2019 (Unaudited)	For the Fiscal Year Ended March 31, 2019
From operations:

Net investment income	$3,755,369		$16,559,215		$5,914,108	$12,763,801

Net realized gain (loss)	(7,190,003)		(43,520,843)		4,645,864	(2,395,804)

Net change in unrealized gain (loss)	9,910,618		(20,382,979)		5,148,410	7,548,226

Net increase (decrease) in net assets resulting from operations	6,475,984		(47,344,607)		15,708,382	17,916,223

Distributions to shareholders:

From distributable earnings:

Class A Shares	(120,326)		—		(459,889)	(1,009,234)

Class C Shares	(64,624)		—		—	—

Institutional Shares	(661,940)		—		(439,676)	(1,253,097)

Separate Account Institutional	—		—		(3,528,081)	(7,022,677)

Investor Shares	(146,681)		—		(2,497,651)	(4,678,056)

Class P Shares(a)	(1,047,315)		—		(142,274)	(206,554)

Class R6 Shares	(1,526,704)		—		(258,652)	(227,280)

Return of capital:

Class A Shares	—		(297,854)		—	—

Class C Shares	—		(231,191)		—	—

Institutional Shares	—		(6,123,840)		—	—

Investor Shares	—		(438,209)		—	—

Class P Shares(a)	—		(2,303,744)		—	—

Class R6 Shares	—		(5,408,241)		—	—

Total distributions to shareholders	(3,567,590)		(14,803,079)		(7,326,223)	(14,396,898)

From share transactions:

Proceeds from sales of shares	12,648,398		251,065,221		63,394,517	189,959,043

Reinvestment of distributions	3,485,916		14,423,675		6,857,112	13,289,593

Cost of shares redeemed	(90,804,101	)(b)	(337,480,402	)(b)	(69,211,603)	(236,651,245)

Net increase (decrease) in net assets resulting from share transactions	(74,669,787)		(71,991,506)		1,040,026	(33,402,609)

TOTAL INCREASE (DECREASE)	(71,761,393)		(134,139,192)		9,422,185	(29,883,284)

Net assets:
Beginning of period	193,598,993		327,738,185		456,745,087	486,628,371

End of period	$121,837,600		$193,598,993		$466,167,272	$456,745,087

(a)	Class P Shares commenced operations on April 20, 2018.
(b)	Net of $69 and $5,621 of redemption fees for the Local Emerging Markets Debt Fund for the six months ended September 30, 2019 and the fiscal year ended March 31, 2019, respectively.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.20		$12.67	$12.73	$12.25	$12.33	$12.40

Net investment income(a)	0.26		0.58	0.56	0.60	0.61	0.52

Net realized and unrealized gain (loss)	0.17		(0.51)	(0.08)	0.46	(0.09)	(0.07)

Total from investment operations	0.43		0.07	0.48	1.06	0.52	0.45

Distributions to shareholders from net investment income	(0.26)		(0.50)	(0.54)	(0.58)	(0.60)	(0.52)

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	(0.26)		(0.54)	(0.54)	(0.58)	(0.60)	(0.52)

Net asset value, end of period	$12.37		$12.20	$12.67	$12.73	$12.25	$12.33

Total return(b)	3.59%		0.77%	3.75%	8.79%	4.43%	3.60%

Net assets, end of period (in 000s)	$55,999		$61,408	$105,098	$103,548	$109,830	$94,832

Ratio of net expenses to average net assets	1.20	%(c)	1.20%	1.20%	1.23%	1.23%	1.24%

Ratio of total expenses to average net assets	1.25	%(c)	1.24%	1.23%	1.24%	1.27%	1.25%

Ratio of net investment income to average net assets	4.22	%(c)	4.84%	4.32%	4.73%	5.02%	4.17%

Portfolio turnover rate(d)	46%		80%	70%	89%	99%	113%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.19		$12.67	$12.72	$12.24	$12.33	$12.39

Net investment income(a)	0.21		0.48	0.46	0.50	0.51	0.43

Net realized and unrealized gain (loss)	0.18		(0.51)	(0.07)	0.47	(0.09)	(0.07)

Total from investment operations	0.39		(0.03)	0.39	0.97	0.42	0.36

Distributions to shareholders from net investment income	(0.21)		(0.41)	(0.44)	(0.49)	(0.51)	(0.42)

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	(0.21)		(0.45)	(0.44)	(0.49)	(0.51)	(0.42)

Net asset value, end of period	$12.37		$12.19	$12.67	$12.72	$12.24	$12.33

Total return(b)	3.21%		(0.06)%	3.07%	7.98%	3.57%	2.92%

Net assets, end of period (in 000s)	$18,449		$21,871	$34,848	$32,597	$27,645	$30,935

Ratio of net expenses to average net assets	1.95	%(c)	1.95%	1.95%	1.98%	1.98%	1.99%

Ratio of total expenses to average net assets	2.00	%(c)	1.99%	1.98%	1.99%	2.02%	2.00%

Ratio of net investment income to average net assets	3.47	%(c)	4.08%	3.60%	3.94%	4.26%	3.42%

Portfolio turnover rate(d)	46%		80%	70%	89%	99%	113%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.21		$12.69	$12.74	$12.26	$12.35	$12.41

Net investment income(a)	0.28		0.62	0.60	0.63	0.64	0.57

Net realized and unrealized gain (loss)	0.18		(0.52)	(0.07)	0.47	(0.08)	(0.07)

Total from investment operations	0.46		0.10	0.53	1.10	0.56	0.50

Distributions to shareholders from net investment income	(0.28)		(0.53)	(0.58)	(0.62)	(0.65)	(0.56)

Distributions to shareholders from return of capital	—		(0.05)	—	—	—	—

Total distributions	(0.28)		(0.58)	(0.58)	(0.62)	(0.65)	(0.56)

Net asset value, end of period	$12.39		$12.21	$12.69	$12.74	$12.26	$12.35

Total return(b)	3.76%		1.04%	4.18%	9.15%	4.70%	4.04%

Net assets, end of period (in 000s)	$1,066,436		$1,087,407	$1,984,662	$1,656,148	$895,309	$1,566,532

Ratio of net expenses to average net assets	0.86	%(c)	0.86%	0.86%	0.89%	0.89%	0.90%

Ratio of total expenses to average net assets	0.91	%(c)	0.90%	0.89%	0.90%	0.93%	0.91%

Ratio of net investment income to average net assets	4.55	%(c)	5.18%	4.65%	4.95%	5.30%	4.52%

Portfolio turnover rate(d)	46%		80%	70%	89%	99%	113%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.21		$12.69	$12.74	$12.26	$12.35	$12.41

Net investment income(a)	0.28		0.61	0.58	0.61	0.64	0.56

Net realized and unrealized gain (loss)	0.17		(0.52)	(0.06)	0.48	(0.09)	(0.07)

Total from investment operations	0.45		0.09	0.52	1.09	0.55	0.49

Distributions to shareholders from net investment income	(0.27)		(0.52)	(0.57)	(0.61)	(0.64)	(0.55)

Distributions to shareholders from return of capital	—		(0.05)	—	—	—	—

Total distributions	(0.27)		(0.57)	(0.57)	(0.61)	(0.64)	(0.55)

Net asset value, end of period	$12.39		$12.21	$12.69	$12.74	$12.26	$12.35

Total return(b)	3.72%		0.95%	4.09%	9.05%	4.60%	3.94%

Net assets, end of period (in 000s)	$98,628		$103,473	$175,664	$85,556	$16,927	$14,423

Ratio of net expenses to average net assets	0.94	%(c)	0.95%	0.95%	0.98%	0.98%	0.99%

Ratio of total expenses to average net assets	1.00	%(c)	0.99%	0.98%	0.99%	1.02%	1.00%

Ratio of net investment income to average net assets	4.47	%(c)	5.09%	4.51%	4.79%	5.26%	4.41%

Portfolio turnover rate(d)	46%		80%	70%	89%	99%	113%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$12.20	$12.59

Net investment income(b)	0.28	0.55

Net realized and unrealized gain (loss)	0.18	(0.40)

Total from investment operations	0.46	0.15

Distributions to shareholders from net investment income	(0.28)	(0.50)

Distributions to shareholders from return of capital	—	(0.04)

Total distributions	(0.28)	(0.54)

Net asset value, end of period	$12.38	$12.20

Total return(c)	3.77%	1.46%

Net assets, end of period (in 000s)	$15,328	$14,908

Ratio of net expenses to average net assets(d)	0.85%	0.85%

Ratio of total expenses to average net assets(d)	0.90%	0.91%

Ratio of net investment income to average net assets(d)	4.56%	5.00%

Portfolio turnover rate(e)	46%	80%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.21		$12.69	$12.74	$12.26	$12.18

Net investment income(b)	0.28		0.60	0.60	0.60	0.46

Net realized and unrealized gain (loss)	0.18		(0.50)	(0.07)	0.51	0.06

Total from investment operations	0.46		0.10	0.53	1.11	0.52

Distributions to shareholders from net investment income	(0.28)		(0.53)	(0.58)	(0.63)	(0.44)

Distributions to shareholders from return of capital	—		(0.05)	—	—	—

Total distributions	(0.28)		(0.58)	(0.58)	(0.63)	(0.44)

Net asset value, end of period	$12.39		$12.21	$12.69	$12.74	$12.26

Total return(c)	3.77%		1.05%	4.20%	9.17%	4.41%

Net assets, end of period (in 000s)	$241,196		$332,270	$294,599	$28,593	$458

Ratio of net expenses to average net assets	0.85	%(d)	0.85%	0.84%	0.87%	0.87	%(d)

Ratio of total expenses to average net assets	0.90	%(d)	0.90%	0.89%	0.88%	0.92	%(d)

Ratio of net investment income to average net assets	4.56	%(d)	5.10%	4.67%	4.76%	5.84	%(d)

Portfolio turnover rate(e)	46%		80%	70%	89%	99%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.32		$6.34	$6.57	$6.02	$6.80	$7.23

Net investment income (loss)(a)	0.17		0.33	0.33	0.34	0.35	0.37

Net realized and unrealized gain (loss)	0.06		(0.01)	(0.24)	0.55	(0.77)	(0.28)

Total from investment operations	0.23		0.32	0.09	0.89	(0.42)	0.09

Distributions to shareholders from net investment income	(0.17)		(0.34)	(0.32)	(0.34)	(0.34)	(0.38)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.14)

Distributions to shareholders from return of capital	—		—	—	—	(0.02)	— (b)

Total distributions	(0.17)		(0.34)	(0.32)	(0.34)	(0.36)	(0.52)

Net asset value, end of period	$6.38		$6.32	$6.34	$6.57	$6.02	$6.80

Total return(c)	3.73%		5.20%	1.37%	15.06%	(6.33)%	1.21%

Net assets, end of period (in 000s)	$155,206		$163,355	$179,807	$232,572	$340,534	$483,328

Ratio of net expenses to average net assets	1.03	%(d)	1.04%	1.05%	1.07%	1.05%	1.06%

Ratio of total expenses to average net assets	1.11	%(d)	1.11%	1.08%	1.07%	1.06%	1.06%

Ratio of net investment income to average net assets	5.33	%(d)	5.31%	5.00%	5.34%	5.49%	5.30%

Portfolio turnover rate(e)	43%		59%	69%	93%	46%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.32		$6.34	$6.57	$6.03	$6.81	$7.24

Net investment income(a)	0.15		0.29	0.28	0.29	0.30	0.32

Net realized and unrealized gain (loss)	0.07		(0.02)	(0.23)	0.54	(0.77)	(0.29)

Total from investment operations	0.22		0.27	0.05	0.83	(0.47)	0.03

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.28)	(0.29)	(0.30)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.14)

Distributions to shareholders from return of capital	—		—	—	—	(0.01)	— (b)

Total distributions	(0.15)		(0.29)	(0.28)	(0.29)	(0.31)	(0.46)

Net asset value, end of period	$6.39		$6.32	$6.34	$6.57	$6.03	$6.81

Total return(c)	3.51%		4.41%	0.64%	14.02%	(7.01)%	0.46%

Net assets, end of period (in 000s)	$13,161		$15,532	$33,221	$46,396	$51,973	$71,577

Ratio of net expenses to average net assets	1.78	%(d)	1.79%	1.80%	1.82%	1.80%	1.81%

Ratio of total expenses to average net assets	1.86	%(d)	1.85%	1.83%	1.82%	1.81%	1.81%

Ratio of net investment income to average net assets	4.58	%(d)	4.53%	4.26%	4.59%	4.76%	4.54%

Portfolio turnover rate(e)	43%		59%	69%	93%	46%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.33		$6.35	$6.58	$6.04	$6.82	$7.25

Net investment income(a)	0.18		0.35	0.35	0.36	0.38	0.40

Net realized and unrealized gain (loss)	0.07		(0.01)	(0.23)	0.54	(0.78)	(0.29)

Total from investment operations	0.25		0.34	0.12	0.90	(0.40)	0.11

Distributions to shareholders from net investment income	(0.18)		(0.36)	(0.35)	(0.36)	(0.36)	(0.40)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.14)

Distributions to shareholders from return of capital	—		—	—	—	(0.02)	— (b)

Total distributions	(0.18)		(0.36)	(0.35)	(0.36)	(0.38)	0.54

Net asset value, end of period	$6.40		$6.33	$6.35	$6.58	$6.04	$6.82

Total return(c)	4.04%		5.50%	1.72%	15.24%	(5.98)%	1.56%

Net assets, end of period (in 000s)	$326,580		$338,503	$2,488,697	$3,410,302	$3,221,934	$4,975,618

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.73%	0.73%	0.71%	0.72%

Ratio of total expenses to average net assets	0.77	%(d)	0.76%	0.74%	0.73%	0.72%	0.72%

Ratio of net investment income to average net assets	5.61	%(d)	5.52%	5.32%	5.67%	5.84%	5.62%

Portfolio turnover rate(e)	43%		59%	69%	93%	46%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Service Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.31		$6.33	$6.56	$6.02	$6.79	$7.23

Net investment income(a)	0.16		0.32	0.31	0.33	0.34	0.36

Net realized and unrealized gain (loss)	0.08		(0.02)	(0.23)	0.54	(0.76)	(0.30)

Total from investment operations	0.24		0.30	(0.08)	0.87	(0.42)	0.06

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.31)	(0.33)	(0.33)	(0.36)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.14)

Distributions to shareholders from return of capital	—		—	—	—	(0.02)	— (b)

Total distributions	(0.17)		(0.32)	(0.31)	(0.33)	(0.35)	(0.50)

Net asset value, end of period	$6.38		$6.31	$6.33	$6.56	$6.02	$6.79

Total return(c)	3.78%		4.97%	1.20%	14.70%	(6.35)%	0.90%

Net assets, end of period (in 000s)	$7,453		$10,858	$11,172	$12,089	$14,710	$17,506

Ratio of net expenses to average net assets	1.25	%(d)	1.25%	1.23%	1.23%	1.21%	1.22%

Ratio of total expenses to average net assets	1.27	%(d)	1.27%	1.24%	1.23%	1.22%	1.22%

Ratio of net investment income to average net assets	5.11	%(d)	5.10%	4.81%	5.17%	5.35%	5.12%

Portfolio turnover rate(e)	43%		59%	69%	93%	46%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.33		$6.35	$6.58	$6.03	$6.81	$7.25

Net investment income(a)	0.18		0.35	0.34	0.36	0.37	0.39

Net realized and unrealized gain (loss)	0.06		(0.02)	(0.23)	0.55	(0.78)	(0.30)

Total from investment operations	0.24		0.33	0.11	0.91	(0.41)	0.09

Distributions to shareholders from net investment income	(0.18)		(0.35)	(0.34)	(0.36)	(0.35)	(0.39)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.14)

Distributions to shareholders from return of capital	—		—	—	—	(0.02)	— (b)

Total distributions	(0.18)		(0.35)	(0.34)	(0.36)	(0.37)	(0.53)

Net asset value, end of period	$6.39		$6.33	$6.35	$6.58	$6.03	$6.81

Total return(c)	3.86%		5.46%	1.65%	15.33%	(6.08)%	1.32%

Net assets, end of period (in 000s)	$17,336		$18,830	$25,259	$33,482	$9,302	$13,971

Ratio of net expenses to average net assets	0.78	%(d)	0.79%	0.80%	0.82%	0.80%	0.81%

Ratio of total expenses to average net assets	0.86	%(d)	0.86%	0.83%	0.82%	0.81%	0.81%

Ratio of net investment income to average net assets	5.58	%(d)	5.56%	5.25%	5.64%	5.76%	5.54%

Portfolio turnover rate(e)	43%		59%	69%	93%	46%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$6.33	$6.42

Net investment income(b)	0.18	0.33

Net realized and unrealized gain (loss)	0.07	(0.08)

Total from investment operations	0.25	0.25

Distributions to shareholders from net investment income	(0.18)	(0.34)

Net asset value, end of period	$6.40	$6.33

Total return(c)	4.05%	4.00%

Net assets, end of period (in 000s)	$1,649,932	$1,604,685

Ratio of net expenses to average net assets(d)	0.74%	0.74%

Ratio of total expenses to average net assets(d)	0.76%	0.77%

Ratio of net investment income to average net assets(d)	5.62%	5.67%

Portfolio turnover rate(e)	43%	59%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class R Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.31		$6.33	$6.56	$6.02	$6.80	$7.23

Net investment income(a)	0.16		0.32	0.31	0.32	0.34	0.35

Net realized and unrealized gain (loss)	0.08		(0.02)	(0.23)	0.54	(0.78)	(0.28)

Total from investment operations	0.24		0.30	0.08	0.86	(0.44)	0.07

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.31)	(0.32)	(0.33)	(0.36)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.14)

Distributions to shareholders from return of capital	—		—	—	—	(0.01)	— (b)

Total distributions	(0.17)		(0.32)	(0.31)	(0.32)	(0.34)	(0.50)

Net asset value, end of period	$6.38		$6.31	$6.33	$6.56	$6.02	$6.80

Total return(c)	3.77%		4.93%	1.13%	14.60%	(6.57)%	0.95%

Net assets, end of period (in 000s)	$12,404		$12,560	$14,068	$14,817	$15,296	$17,417

Ratio of net expenses to average net assets	1.28	%(d)	1.29%	1.30%	1.32%	1.30%	1.31%

Ratio of total expenses to average net assets	1.36	%(d)	1.36%	1.33%	1.32%	1.31%	1.31%

Ratio of net investment income to average net assets	5.08	%(d)	5.06%	4.74%	5.08%	5.26%	5.03%

Portfolio turnover rate(e)	43%		59%	69%	93%	46%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$6.34		$6.36	$6.59	$6.05	$6.65

Net investment income(b)	0.18		0.35	0.35	0.36	0.24

Net realized and unrealized gain (loss)	0.07		(0.01)	(0.23)	0.54	(0.59)

Total from investment operations	0.25		0.34	0.12	0.90	(0.35)

Distributions to shareholders from net investment income	(0.18)		(0.36)	(0.35)	(0.36)	(0.24)

Distributions to shareholders from return of capital	—		—	—	—	(0.01)

Total distributions	(0.18)		(0.36)	(0.35)	(0.36)	(0.25)

Net asset value, end of period	$6.41		$6.34	$6.36	$6.59	$6.05

Total return(c)	4.04%		5.51%	1.74%	15.25%	(5.29)%

Net assets, end of period (in 000s)	$64,893		$81,751	$244,099	$202,273	$162,768

Ratio of net expenses to average net assets	0.74	%(d)	0.74%	0.71%	0.71%	0.70	%(d)

Ratio of total expenses to average net assets	0.76	%(d)	0.75%	0.71%	0.71%	0.71	%(d)

Ratio of net investment income to average net assets	5.62	%(d)	5.58%	5.33%	5.69%	6.02	%(d)

Portfolio turnover rate(e)	43%		59%	69%	93%	46%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.36		$9.65	$9.72	$9.46	$9.92	$10.07

Net investment income (loss)(a)	0.24		0.44	0.37	0.37	0.37	0.34

Net realized and unrealized gain (loss)	0.02		(0.29)	(0.07)	0.26	(0.46)	(0.14)

Total from investment operations	0.26		0.15	0.30	0.63	(0.09)	0.20

Distributions to shareholders from net investment income	(0.24)		(0.44)	(0.37)	(0.36)	(0.37)	(0.35)

Distributions to shareholders from net realized gains	—		—	—	—	—	0.00 (b)

Distributions to shareholders from return of capital	—		—	— (b)	(0.01)	—	—

Total distributions	(0.24)		(0.44)	(0.37)	(0.37)	(0.37)	(0.35)

Net asset value, end of period	$9.38		$9.36	$9.65	$9.72	$9.46	$9.92

Total return(c)	2.77%		1.57%	3.00%	6.87%	(0.89)%	2.01%

Net assets, end of period (in 000s)	$3,524		$3,802	$4,259	$7,030	$6,668	$6,193

Ratio of net expenses to average net assets	1.01	%(d)	0.97%	0.94%	0.95%	0.95%	0.94%

Ratio of total expenses to average net assets	1.01	%(d)	0.97%	0.96%	0.96%	0.96%	0.95%

Ratio of net investment income to average net assets	5.03	%(d)	4.57%	3.83%	3.83%	3.80%	3.38%

Portfolio turnover rate(e)	19%		69%	44%	55%	42%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.36		$9.65	$9.72	$9.46	$9.92	$10.08

Net investment income(a)	0.20		0.36	0.30	0.30	0.30	0.27

Net realized and unrealized gain (loss)	0.02		(0.28)	(0.08)	0.26	(0.46)	(0.15)

Total from investment operations	0.22		0.08	0.22	0.56	(0.16)	0.12

Distributions to shareholders from net investment income	(0.20)		(0.37)	(0.29)	(0.29)	(0.30)	(0.28)

Distributions to shareholders from net realized gains	—		—	—	—	—	0.00 (b)

Distributions to shareholders from return of capital	—		—	— (b)	(0.01)	—	—

Total distributions	(0.20)		(0.37)	(0.29)	(0.30)	(0.30)	(0.28)

Net asset value, end of period	$9.38		$9.36	$9.65	$9.72	$9.46	$9.92

Total return(c)	2.39%		0.81%	2.23%	6.07%	(1.63)%	1.15%

Net assets, end of period (in 000s)	$1,004		$1,126	$2,443	$2,610	$1,760	$1,936

Ratio of net expenses to average net assets	1.76	%(d)	1.71%	1.69%	1.70%	1.70%	1.69%

Ratio of total expenses to average net assets	1.76	%(d)	1.72%	1.71%	1.71%	1.72%	1.70%

Ratio of net investment income to average net assets	4.28	%(d)	3.74%	3.06%	3.06%	3.09%	2.71%

Portfolio turnover rate(e)	19%		69%	44%	55%	42%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.36		$9.66	$9.73	$9.47	$9.93	$10.09

Net investment income(a)	0.25		0.43	0.40	0.40	0.40	0.38

Net realized and unrealized gain (loss)	0.03		(0.26)	(0.07)	0.27	(0.46)	(0.16)

Total from investment operations	0.28		0.17	0.33	0.67	(0.06)	0.22

Distributions to shareholders from net investment income	(0.25)		(0.47)	(0.39)	(0.40)	(0.40)	(0.38)

Distributions to shareholders from net realized gains	—		—	—	—	—	0.00 (b)

Distributions to shareholders from return of capital	—		—	(0.01)	(0.01)	—	—

Total distributions	(0.25)		(0.47)	(0.40)	(0.41)	(0.40)	(0.38)

Net asset value, end of period	$9.39		$9.36	$9.66	$9.73	$9.47	$9.93

Total return(c)	3.05%		1.81%	3.45%	7.12%	(0.55)%	2.26%

Net assets, end of period (in 000s)	$127,832		$89,465	$3,906,449	$3,896,724	$3,217,752	$4,087,016

Ratio of net expenses to average net assets	0.67	%(d)	0.61%	0.60%	0.61%	0.61%	0.60%

Ratio of total expenses to average net assets	0.67	%(d)	0.62%	0.62%	0.62%	0.63%	0.61%

Ratio of net investment income to average net assets	5.35	%(d)	4.51%	4.16%	4.16%	4.17%	3.81%

Portfolio turnover rate(e)	19%		69%	44%	55%	42%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.38		$9.67	$9.73	$9.48	$9.94	$10.09

Net investment income(a)	0.25		0.45	0.40	0.39	0.39	0.37

Net realized and unrealized gain (loss)	0.02		(0.28)	(0.07)	0.26	(0.45)	(0.14)

Total from investment operations	0.27		0.17	0.33	0.65	(0.06)	0.23

Distributions to shareholders from net investment income	(0.25)		(0.46)	(0.39)	(0.39)	(0.40)	(0.38)

Distributions to shareholders from net realized gains	—		—	—	—	—	0.00 (b)

Distributions to shareholders from return of capital	—		—	— (b)	(0.01)	—	—

Total distributions	(0.25)		(0.46)	(0.39)	(0.40)	(0.40)	(0.38)

Net asset value, end of period	$9.40		$9.38	$9.67	$9.73	$9.48	$9.94

Total return(c)	2.90%		1.83%	3.36%	7.02%	(0.64)%	2.27%

Net assets, end of period (in 000s)	$1,450		$1,431	$5,599	$4,125	$1,237	$811

Ratio of net expenses to average net assets	0.76	%(d)	0.71%	0.69%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.76	%(d)	0.72%	0.70%	0.71%	0.72%	0.71%

Ratio of net investment income to average net assets	5.29	%(d)	4.69%	4.07%	4.00%	4.10%	3.72%

Portfolio turnover rate(e)	19%		69%	44%	55%	42%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.37	$9.69

Net investment income(b)	0.25	0.45

Net realized and unrealized gain (loss)	0.02	(0.33)

Total from investment operations	0.27	0.12

Distributions to shareholders from net investment income	(0.25)	(0.44)

Net asset value, end of period	$9.39	$9.37

Total return(c)	2.95%	1.32%

Net assets, end of period (in 000s)	$1,981,437	$2,215,089

Ratio of net expenses to average net assets(d)	0.66%	0.62%

Ratio of total expenses to average net assets(d)	0.66%	0.63%

Ratio of net investment income to average net assets(d)	5.39%	5.04%

Portfolio turnover rate(e)	19%	69%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class R Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.36		$9.65	$9.73	$9.46	$9.92	$10.08

Net investment income(a)	0.23		0.42	0.34	0.35	0.35	0.32

Net realized and unrealized gain (loss)	0.02		(0.30)	(0.08)	0.27	(0.46)	(0.15)

Total from investment operations	0.25		0.12	0.26	0.62	(0.11)	0.17

Distributions to shareholders from net investment income	(0.23)		(0.41)	(0.34)	(0.34)	(0.35)	(0.33)

Distributions to shareholders from net realized gains	—		—	—	—	—	0.00 (b)

Distributions to shareholders from return of capital	—		—	— (b)	(0.01)	—	—

Total distributions	(0.23)		(0.41)	(0.34)	(0.35)	(0.35)	(0.33)

Net asset value, end of period	$9.38		$9.36	$9.65	$9.73	$9.46	$9.92

Total return(c)	2.66%		1.31%	2.74%	6.61%	(1.13)%	1.67%

Net assets, end of period (in 000s)	$13		$100	$79	$12	$11	$11

Ratio of net expenses to average net assets	1.25	%(d)	1.22%	1.19%	1.19%	1.19%	1.16%

Ratio of total expenses to average net assets	1.25	%(d)	1.23%	1.21%	1.20%	1.20%	1.17%

Ratio of net investment income to average net assets	4.90	%(d)	4.40%	3.54%	3.59%	3.60%	3.23%

Portfolio turnover rate(e)	19%		69%	44%	55%	42%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Period Ended March 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.37		$9.67	$9.69

Net investment income(b)	0.25		0.45	0.13

Net realized and unrealized gain (loss)	0.02		(0.28)	(0.02)

Total from investment operations	0.27		0.17	0.11

Distributions to shareholders from net investment income	(0.25)		(0.47)	(0.13)

Distributions to shareholders from return of capital	—		—	(0.00	)(c)

Total distributions	(0.25)		(0.47)	(0.13)

Net asset value, end of period	$9.39		$9.37	$9.67

Total return(d)	2.95%		1.82%	1.17%

Net assets, end of period (in 000s)	$36,357		$26,552	$210,985

Ratio of net expenses to average net assets	0.66	%(e)	0.60%	0.58	%(e)

Ratio of total expenses to average net assets	0.66	%(e)	0.61%	0.59	%(e)

Ratio of net investment income to average net assets	5.37	%(e)	4.69%	4.12	%(e)

Portfolio turnover rate(f)	19%		69%	44%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.16		$9.01	$9.06	$9.08	$9.47	$9.39

Net investment income (loss)(a)	0.14		0.28	0.26	0.27	0.30	0.29

Net realized and unrealized gain (loss)	0.57		0.16	(0.05)	(0.02)	(0.36)	0.26

Total from investment operations	0.71		0.44	0.21	0.25	(0.06)	0.55

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.26)	(0.27)	(0.29)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.18)

Total distributions	(0.15)		(0.29)	(0.26)	(0.27)	(0.33)	(0.47)

Net asset value, end of period	$9.72		$9.16	$9.01	$9.06	$9.08	$9.47

Total return(b)	7.66%		5.14%	2.34%	2.75%	(0.53)%	5.94%

Net assets, end of period (in 000s)	$8,677		$7,895	$10,198	$32,514	$28,037	$29,522

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.72%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	0.81	%(c)	0.84%	0.84%	0.87%	0.86%	0.86%

Ratio of net investment income to average net assets	2.99	%(c)	3.19%	2.85%	2.93%	3.28%	3.07%

Portfolio turnover rate(d)	35%		82%	82%	63%	79%	84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.17		$9.01	$9.06	$9.08	$9.48	$9.39

Net investment income(a)	0.16		0.31	0.29	0.30	0.33	0.32

Net realized and unrealized gain (loss)	0.55		0.17	(0.04)	(0.02)	(0.37)	0.27

Total from investment operations	0.71		0.48	0.25	0.28	(0.04)	0.59

Distributions to shareholders from net investment income	(0.16)		(0.32)	(0.30)	(0.30)	(0.32)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.18)

Total distributions	(0.16)		(0.32)	(0.30)	(0.30)	(0.36)	(0.50)

Net asset value, end of period	$9.72		$9.17	$9.01	$9.06	$9.08	$9.48

Total return(b)	7.85%		5.50%	2.69%	3.10%	(0.29)%	6.41%

Net assets, end of period (in 000s)	$46,753		$40,548	$163,229	$142,218	$156,202	$177,283

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.47	%(c)	0.48%	0.48%	0.53%	0.52%	0.52%

Ratio of net investment income to average net assets	3.34	%(c)	3.49%	3.18%	3.28%	3.62%	3.41%

Portfolio turnover rate(d)	35%		82%	82%	63%	79%	84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Separate Account Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$9.17		$9.02	$9.07	$9.09	$9.48		$9.39

Net investment income(a)	0.16		0.31	0.29	0.30	0.33		0.32

Net realized and unrealized gain (loss)	0.55		0.16	(0.04)	(0.02)	(0.36)		0.27

Total from investment operations	0.71		0.47	0.25	0.28	(0.03)		0.59

Distributions to shareholders from net investment income	(0.16)		(0.32)	(0.30)	(0.30)	(0.32)		(0.32)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)		(0.18)

Total distributions	(0.16)		(0.32)	(0.30)	(0.30)	(0.36)		(0.50)

Net asset value, end of period	$9.72		$9.17	$9.02	$9.07	$9.09		$9.48

Total return(b)	7.96%		5.39%	2.69%	3.10%	(0.18	) %	6.41%

Net assets, end of period (in 000s)	$233,814		$228,692	$233,908	$249,971	$239,713		$259,668

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.38%	0.38%	0.38%		0.38%

Ratio of total expenses to average net assets	0.46	%(c)	0.49%	0.48%	0.53%	0.52%		0.52%

Ratio of net investment income to average net assets	3.35	%(c)	3.55%	3.19%	3.28%	3.62%		3.40%

Portfolio turnover rate(d)	35%		82%	82%	63%	79%		84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.17		$9.02	$9.07	$9.09	$9.48	$9.39

Net investment income(a)	0.15		0.31	0.28	0.29	0.32	0.31

Net realized and unrealized gain (loss)	0.56		0.15	(0.04)	(0.02)	(0.35)	0.27

Total from investment operations	0.71		0.46	0.24	0.27	(0.03)	0.58

Distributions to shareholders from net investment income	(0.16)		(0.31)	(0.29)	(0.29)	(0.32)	(0.31)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.18)

Total distributions	(0.16)		(0.31)	(0.29)	(0.29)	(0.36)	(0.49)

Net asset value, end of period	$9.72		$9.17	$9.02	$9.07	$9.09	$9.48

Total return(b)	7.80%		5.28%	2.60%	3.01%	(0.27)%	6.32%

Net assets, end of period (in 000s)	$3,545		$3,164	$4,600	$4,062	$1,080	$1,075

Ratio of net expenses to average net assets	0.47	%(c)	0.47%	0.47%	0.47%	0.47%	0.47%

Ratio of total expenses to average net assets	0.56	%(c)	0.58%	0.57%	0.61%	0.61%	0.61%

Ratio of net investment income to average net assets	3.25	%(c)	3.45%	3.10%	3.18%	3.53%	3.31%

Portfolio turnover rate(d)	35%		82%	82%	63%	79%	84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.16	$8.93

Net investment income(b)	0.16	0.30

Net realized and unrealized gain	0.56	0.23

Total from investment operations	0.72	0.53

Distributions to shareholders from net investment income	(0.16)	(0.30)

Net asset value, end of period	$9.72	$9.16

Total return(c)	7.97%	6.12%

Net assets, end of period (in 000s)	$198,491	$196,668

Ratio of net expenses to average net assets(d)	0.37%	0.37%

Ratio of total expenses to average net assets(d)	0.46%	0.51%

Ratio of net investment income to average net assets(d)	3.35%	3.57%

Portfolio turnover rate(e)	35%	82%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.17		$9.02	$9.07	$9.08	$9.13

Net investment income(b)	0.16		0.33	0.29	0.30	0.22

Net realized and unrealized gain (loss)	0.55		0.14	(0.04)	(0.01)	(0.02)

Total from investment operations	0.71		0.47	0.25	0.29	0.20

Distributions to shareholders from net investment income	(0.16)		(0.32)	(0.30)	(0.30)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)

Total distributions	(0.16)		(0.32)	(0.30)	(0.30)	(0.25)

Net asset value, end of period	$9.72		$9.17	$9.02	$9.07	$9.08

Total return(c)	7.85%		5.39%	2.70%	3.23%	2.28%

Net assets, end of period (in 000s)	$963		$675	$17	$12	$10

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.37%	0.38%	0.38	%(d)

Ratio of total expenses to average net assets	0.46	%(d)	0.54%	0.46%	0.51%	0.53	%(d)

Ratio of net investment income to average net assets	3.34	%(d)	3.63%	3.20%	3.28%	3.61	%(d)

Portfolio turnover rate(e)	35%		82%	82%	63%	79%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$5.76		$6.89	$6.38	$6.36	$6.96	$8.43

Net investment income (a)	0.13		0.34	0.36	0.33	0.34	0.37

Net realized and unrealized gain (loss)	0.08		(1.17)	0.52	0.04	(0.60)	(1.41)

Total from investment operations	0.21		(0.83)	0.88	0.37	(0.26)	(1.04)

Distributions to shareholders from net investment income	(0.12)		—	—	—	—	—

Distributions to shareholders from return of capital	—		(0.30)	(0.37)	(0.35)	(0.34)	(0.43)

Total distributions	(0.12)		(0.30)	(0.37)	(0.35)	(0.34)	(0.43)

Net asset value, end of period	$5.85		$5.76	$6.89	$6.38	$6.36	$6.96

Total return(b)	3.72%		(12.08)%	13.93%	6.21%	(3.54)%	(12.92)%

Net assets, end of period (in 000s)	$5,701		$5,465	$8,880	$11,295	$140,623	$140,301

Ratio of net expenses to average net assets	1.22	%(c)	1.21%	1.22%	1.24%	1.25%	1.25%

Ratio of total expenses to average net assets	1.64	%(c)	1.53%	1.44%	1.48%	1.40%	1.36%

Ratio of net investment income to average net assets	4.44	%(c)	5.75%	5.47%	5.17%	5.31%	4.76%

Portfolio turnover rate(d)	39%		117%	112%	111%	100%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class C Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$5.75		$6.88	$6.38	$6.37	$6.98	$8.44

Net investment income(a)	0.11		0.29	0.32	0.27	0.29	0.33

Net realized and unrealized gain (loss)	0.08		(1.17)	0.50	0.04	(0.61)	(1.42)

Total from investment operations	0.19		(0.88)	0.82	0.31	(0.32)	(1.09)

Distributions to shareholders from net investment income	(0.10)		—	—	—	—	—

Distributions to shareholders from return of capital	—		(0.25)	(0.32)	(0.30)	(0.29)	(0.37)

Total distributions	(0.10)		(0.25)	(0.32)	(0.30)	(0.29)	(0.37)

Net asset value, end of period	$5.84		$5.75	$6.88	$6.38	$6.37	$6.98

Total return(b)	3.52%		(12.76)%	13.10%	5.08%	(4.38)%	(13.43)%

Net assets, end of period (in 000s)	$3,074		$4,457	$7,115	$6,202	$6,574	$9,734

Ratio of net expenses to average net assets	1.97	%(c)	1.96%	1.96%	1.98%	2.00%	2.01%

Ratio of total expenses to average net assets	2.39	%(c)	2.27%	2.18%	2.21%	2.15%	2.14%

Ratio of net investment income to average net assets	3.75	%(c)	4.99%	4.77%	4.27%	4.58%	4.04%

Portfolio turnover rate(d)	39%		117%	112%	111%	100%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$5.74		$6.87	$6.37	$6.36	$6.97	$8.43

Net investment income(a)	0.14		0.38	0.38	0.34	0.37	0.41

Net realized and unrealized gain (loss)	0.08		(1.20)	0.50	0.04	(0.62)	(1.41)

Total from investment operations	0.22		(0.82)	0.88	0.38	(0.25)	(1.00)

Distributions to shareholders from net investment income	(0.13)		—	—	—	—	—

Distributions to shareholders from return of capital	—		(0.31)	(0.38)	(0.37)	(0.36)	(0.46)

Total distributions	(0.13)		(0.31)	(0.38)	(0.37)	(0.36)	(0.46)

Net asset value, end of period	$5.83		$5.74	$6.87	$6.37	$6.36	$6.97

Total return(b)	3.89%		(11.86)%	14.29%	6.20%	(3.35)%	(12.50)%

Net assets, end of period (in 000s)	$24,883		$32,419	$245,127	$332,212	$403,203	$1,234,553

Ratio of net expenses to average net assets	0.92	%(c)	0.91%	0.92%	0.91%	0.91%	0.92%

Ratio of total expenses to average net assets	1.30	%(c)	1.10%	1.10%	1.12%	1.06%	1.05%

Ratio of net investment income to average net assets	4.75	%(c)	6.33%	5.80%	5.35%	5.67%	5.11%

Portfolio turnover rate(d)	39%		117%	112%	111%	100%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$5.74		$6.87	$6.37	$6.35	$6.96	$8.43

Net investment income(a)	0.14		0.35	0.38	0.33	0.34	0.41

Net realized and unrealized gain (loss)	0.09		(1.17)	0.50	0.06	(0.59)	(1.43)

Total from investment operations	0.23		(0.82)	0.88	0.39	(0.25)	(1.02)

Distributions to shareholders from net investment income	(0.13)		—	—	—	—	—

Distributions to shareholders from return of capital	—		(0.31)	(0.38)	(0.37)	(0.36)	(0.45)

Total distributions	(0.13)		(0.31)	(0.38)	(0.37)	(0.36)	(0.45)

Net asset value, end of period	$5.84		$5.74	$6.87	$6.37	$6.35	$6.96

Total return(b)	4.04%		(11.91)%	14.24%	6.30%	(3.45)%	(12.70)%

Net assets, end of period (in 000s)	$6,847		$6,057	$10,263	$5,489	$9,741	$3,386

Ratio of net expenses to average net assets	0.97	%(c)	0.96%	0.97%	0.98%	0.99%	1.01%

Ratio of total expenses to average net assets	1.39	%(c)	1.25%	1.16%	1.21%	1.14%	1.14%

Ratio of net investment income to average net assets	4.69	%(c)	6.03%	5.78%	5.28%	5.55%	5.06%

Portfolio turnover rate(d)	39%		117%	112%	111%	100%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$5.74	$6.75

Net investment income(b)	0.14	0.31

Net realized and unrealized gain (loss)	0.09	(1.03)

Total from investment operations	0.23	(0.72)

Distributions to shareholders from net investment income	(0.13)	—

Distributions to shareholders from return of capital	—	(0.29)

Total distributions	(0.13)	(0.29)

Net asset value, end of period	$5.84	$5.74

Total return(c)	4.07%	(10.66)%

Net assets, end of period (in 000s)	$41,950	$52,263

Ratio of net expenses to average net assets(d)	0.91%	0.90%

Ratio of total expenses to average net assets(d)	1.29%	1.24%

Ratio of net investment income to average net assets(d)	4.79%	5.75%

Portfolio turnover rate(e)	39%	117%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Period Ended March 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$5.74		$6.87	$6.48

Net investment income(b)	0.14		0.34	0.14

Net realized and unrealized gain (loss)	0.08		(1.16)	0.37

Total from investment operations	0.22		(0.82)	0.51

Distributions to shareholders from net investment income	(0.13)		—	—

Distributions to shareholders from return of capital	—		(0.31)	(0.12)

Total distributions	(0.13)		(0.31)	(0.12)

Net asset value, end of period	$5.83		$5.74	$6.87

Total return(c)	3.89%		(11.86)%	7.88%

Net assets, end of period (in 000s)	$39,382		$92,937	$56,354

Ratio of net expenses to average net assets	0.91	%(d)	0.90%	0.90	%(d)

Ratio of total expenses to average net assets	1.28	%(d)	1.18%	0.87	%(d)

Ratio of net investment income to average net assets	4.87	%(d)	5.91%	6.04	%(d)

Portfolio turnover rate(e)	39%		117%	112%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class A Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.29		$10.21	$10.45	$10.68	$10.74	$10.45

Net investment income(a)	0.12		0.24	0.15	0.12	0.17	0.17

Net realized and unrealized gain (loss)	0.23		0.12	(0.16)	(0.11)	0.03	0.35

Total from investment operations	0.35		0.36	(0.01)	0.01	0.20	0.52

Distributions to shareholders from net investment income	(0.15)		(0.28)	(0.23)	(0.24)	(0.26)	(0.23)

Distributions to shareholders from return of capital	—		—	— (b)	—	— (b)	—

Total distributions	(0.15)		(0.28)	(0.23)	(0.24)	(0.26)	(0.23)

Net asset value, end of period	$10.49		$10.29	$10.21	$10.45	$10.68	$10.74

Total return(c)	3.45%		3.60%	(0.10)%	0.10%	1.89%	5.01%

Net assets, end of period (in 000s)	$30,847		$31,394	$24,967	$47,235	$36,465	$31,690

Ratio of net expenses to average net assets	0.78	%(d)	0.78%	0.77%	0.77%	0.75%	0.71%

Ratio of total expenses to average net assets	0.84	%(d)	0.86%	0.87%	0.93%	0.96%	0.95%

Ratio of net investment income to average net assets	2.32	%(d)	2.37%	1.40%	1.10%	1.58%	1.60%

Portfolio turnover rate(e)	667%		963%	1,149%	863%	956%	1,367%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.32		$10.23	$10.47	$10.71	$10.77	$10.47

Net investment income(a)	0.14		0.27	0.19	0.15	0.20	0.19

Net realized and unrealized gain (loss)	0.22		0.14	(0.16)	(0.11)	0.04	0.38

Total from investment operations	0.36		0.41	0.03	0.04	0.24	0.57

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.27)	(0.28)	(0.30)	(0.27)

Distributions to shareholders from return of capital	—		—	— (b)	—	— (b)	—

Total distributions	(0.17)		(0.32)	(0.27)	(0.28)	(0.30)	(0.27)

Net asset value, end of period	$10.51		$10.32	$10.23	$10.47	$10.71	$10.77

Total return(c)	3.52%		4.05%	0.24%	0.35%	2.23%	5.46%

Net assets, end of period (in 000s)	$30,770		$34,027	$80,298	$63,035	$60,513	$45,891

Ratio of net expenses to average net assets	0.45	%(d)	0.44%	0.43%	0.43%	0.41%	0.37%

Ratio of total expenses to average net assets	0.50	%(d)	0.51%	0.52%	0.59%	0.62%	0.67%

Ratio of net investment income to average net assets	2.65	%(d)	2.68%	1.78%	1.45%	1.89%	1.82%

Portfolio turnover rate(e)	667%		963%	1,149%	863%	956%	1,367%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Separate Account Institutional Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.30		$10.21	$10.45	$10.69	$10.75	$10.45

Net investment income(a)	0.14		0.28	0.18	0.15	0.20	0.20

Net realized and unrealized gain (loss)	0.22		0.13	(0.15)	(0.11)	0.04	0.37

Total from investment operations	0.36		0.41	0.03	0.04	0.24	0.57

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.27)	(0.28)	(0.30)	(0.27)

Distributions to shareholders from return of capital	—		—	— (b)	—	— (b)	—

Total distributions	(0.17)		(0.32)	(0.27)	(0.28)	(0.30)	(0.27)

Net asset value, end of period	$10.49		$10.30	$10.21	$10.45	$10.69	$10.75

Total return(c)	3.53%		4.07%	0.24%	0.35%	2.23%	5.46%

Net assets, end of period (in 000s)	$214,135		$215,647	$221,303	$217,648	$210,773	$195,609

Ratio of net expenses to average net assets	0.44	%(d)	0.44%	0.43%	0.43%	0.41%	0.37%

Ratio of total expenses to average net assets	0.49	%(d)	0.51%	0.52%	0.59%	0.62%	0.63%

Ratio of net investment income to average net assets	2.67	%(d)	2.77%	1.77%	1.45%	1.91%	1.86%

Portfolio turnover rate(e)	667%		963%	1,149%	863%	956%	1,367%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

`	Goldman Sachs U.S. Mortgages Fund
	Investor Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.32		$10.23	$10.47	$10.71	$10.77	$10.48

Net investment income(a)	0.13		0.27	0.18	0.13	0.17	0.18

Net realized and unrealized gain (loss)	0.23		0.13	(0.16)	(0.10)	0.06	0.37

Total from investment operations	0.36		0.40	0.02	0.03	0.23	0.55

Distributions to shareholders from net investment income	(0.17)		(0.31)	(0.26)	(0.27)	(0.29)	(0.26)

Distributions to shareholders from return of capital	—		—	— (b)	—	— (b)	—

Total distributions	(0.17)		(0.31)	(0.26)	(0.27)	(0.29)	(0.26)

Net asset value, end of period	$10.51		$10.32	$10.23	$10.47	$10.71	$10.77

Total return(c)	3.47%		3.96%	0.15%	0.25%	2.14%	5.26%

Net assets, end of period (in 000s)	$166,057		$152,715	$154,957	$143,018	$6,582	$1,768

Ratio of net expenses to average net assets	0.54	%(d)	0.54%	0.52%	0.50%	0.51%	0.46%

Ratio of total expenses to average net assets	0.59	%(d)	0.61%	0.61%	0.62%	0.71%	0.71%

Ratio of net investment income to average net assets	2.57	%(d)	2.67%	1.68%	1.26%	1.63%	1.68%

Portfolio turnover rate(e)	667%		963%	1,149%	863%	956%	1,367%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class P Shares
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$10.32	$10.16

Net investment income(b)	0.14	0.28

Net realized and unrealized gain	0.22	0.18

Total from investment operations	0.36	0.46

Distributions to shareholders from net investment income	(0.17)	(0.30)

Net asset value, end of period	$10.51	$10.32

Total return(c)	3.53%	4.57%

Net assets, end of period (in 000s)	$9,004	$8,575

Ratio of net expenses to average net assets(d)	0.43%	0.44%

Ratio of total expenses to average net assets(d)	0.49%	0.52%

Ratio of net investment income to average net assets(d)	2.67%	2.89%

Portfolio turnover rate(e)	667%	963%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class R6 Shares
	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.32		$10.23	$10.48	$10.71	$10.67

Net investment income(b)	0.14		0.29	0.19	0.19	0.13

Net realized and unrealized gain (loss)	0.23		0.12	(0.17)	(0.14)	0.11

Total from investment operations	0.37		0.41	0.02	0.05	0.24

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.27)	(0.28)	(0.20)

Distributions to shareholders from return of capital	—		—	— (c)	—	—	(c)

Total distributions	(0.17)		(0.32)	(0.27)	(0.28)	(0.20)

Net asset value, end of period	$10.52		$10.32	$10.23	$10.48	$10.71

Total return(d)	3.62%		4.06%	0.16%	0.46%	2.24%

Net assets, end of period (in 000s)	$15,354		$14,387	$5,104	$2,606	$10

Ratio of net expenses to average net assets	0.43	%(e)	0.44%	0.42%	0.41%	0.44	%(e)

Ratio of total expenses to average net assets	0.49	%(e)	0.52%	0.51%	0.53%	0.64	%(e)

Ratio of net investment income to average net assets	2.67	%(e)	2.88%	1.80%	1.79%	1.77	%(e)

Portfolio turnover rate(f)	667%		963%	1,149%	863%	956%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Emerging Markets Debt, Local Emerging Markets Debt	A, C, Institutional, Investor, P and R6	Non-diversified
High Yield	A, C, Institutional, Service, Investor, P, R and R6	Diversified
High Yield Floating Rate	A, C, Institutional, Investor, P, R and R6	Diversified
Investment Grade Credit, U.S. Mortgages	A, Institutional, Investor, Separate Account Institutional, P and R6	Diversified

Class A Shares of the Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds are sold with a front-end sales charge of up to 4.50%, 4.50%, 2.25%, 3.75%, 4.50% and 3.75%, respectively. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Separate Account Institutional, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

121

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Redemption Fees — A 2% redemption fee will be imposed on the redemption of shares (including by exchange) held for 60 calendar days or less with respect to the High Yield Fund and 30 calendar days or less with respect to the Emerging Markets Debt and Local Emerging Markets Debt Funds. For this purpose, the Funds use a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to a Fund and are reflected as a reduction in share redemptions. Redemption fees are credited to Paid-in Capital and are allocated to each share class of a Fund on a pro-rata basis.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Emerging Markets Debt	Daily/Monthly	Annually
High Yield	Daily/Monthly	Annually
High Yield Floating Rate	Daily/Monthly	Annually
Investment Grade Credit	Daily/Monthly	Annually
Local Emerging Markets Debt	Daily/Monthly	Annually
U.S. Mortgages	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

122

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares

123

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii.  Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi.  Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

viii.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i.  Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of a Master Repurchase Agreement (“MRA”). The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$979,767,058	$—

Corporate Obligations	—	355,129,112	—

Municipal Debt Obligations	—	6,212,572	—

Investment Company	5,911,417	—	—

Total	$5,911,417	$1,341,108,742	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$5,511,522	$—

Futures Contracts	7,268	—	—

Interest Rate Swap Contracts	—	1,708,412	—

Credit Default Swap Contracts	—	3,373,389	—

Total	$7,268	$10,593,323	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(4,419,617)	$—

Futures Contracts	(4,345,507)	—	—

Interest Rate Swap Contracts	—	(1,487,493)	—

Credit Default Swap Contracts	—	(4,941,858)	—

Total	$(4,345,507)	$(10,848,968)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$68,403,913	$—

Corporate Obligations	—	2,046,891,397	—

Common Stock and/or Other Equity Investments

North America	—	2,049,520	—

Investment Company	25,418,475	—	—

Exchange Traded Funds	42,789,882	—	—

Securities Lending Reinvestment Vehicle	35,350	—	—

Total	$68,243,707	$2,117,344,830	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Investment Type	Level 1	Level 2	Level 3

Liabilities

Reverse Repurchase Agreements	$—	$(3,802,500)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$34,321	$—

Futures Contracts	476,470	—	—

Credit Default Swap Contracts	—	104,118	—

Total	$476,470	$138,439	$—

Liabilities(a)

Futures Contracts	$(1,986,179)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$1,947,651,929	$25,121,832

Corporate Obligations	—	46,399,635	—

Unfunded Loan Committments	—	1,896,659	—

Common Stock and/or Other Equity Investments

North America	2,878,900	—	16,275

Warrants	—	—	40,687

Exchange Traded Funds	58,652,048	—	—

Investment Company	60,572,481	—	—

Securities Lending Reinvestment Vehicle	722,925	—	—

Total	$122,826,354	$1,995,948,223	$25,178,794

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$523,055	$—

Futures Contracts	278,959	—	—

Total	$278,959	$523,055	$—

Liabilities(a)

Futures Contracts	$(11,573)	$—	$—

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The following is a reconciliation of Level 3 investments for the six months ended September 30, 2019:

	Bank Loans	Common Stock	Warrant

Beginning Balance as of April 1, 2019	$16,921,844	$—	$—

Realized gain (loss)	(264,592)	—	—

Net change in unrealized gain (loss) relating to instruments still held at reporting date	139,200	(191,230)	40,687

Purchases	1,486,503	207,505	—

Sales	(9,314,352)	—	—

Amortization	47,969	—	—

Transfers into Level 3	29,440,854	—	—

Transfers out of Level 3	(13,335,594)	—	—

Ending Balance as of September 30, 2019	$25,121,832	$16,275	$40,687

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$449,642,774	$—

Foreign Debt Obligations	—	20,773,694	—

Municipal Debt Obligations	—	4,664,415	—

Total	$—	$475,080,883	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$33,258	$—

Futures Contracts	700,991	—	—

Interest Rate Swap Contracts	—	313,423	—

Credit Default Swap Contracts	—	394,870	—

Total	$700,991	$741,551	$—

Liabilities(a)

Futures Contracts	$(921,667)	$—	$—

Interest Rate Swap Contracts	—	(732,018)	—

Credit Default Swap Contracts	—	(2,675)	—

Total	$(921,667)	$(734,693)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$84,596,429	$—

Corporate Obligations	—	4,857,857	—

Structured Notes	—	13,261,135	—

Municipal Debt Obligations	—	268,474	—

U.S. Treasury Obligations	1,197,342	—	—

Total	$1,197,342	$102,983,895	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,002,132	$—

Futures Contracts	195,542	—	—

Interest Rate Swap Contracts	—	1,979 ,729	—

Credit Default Swap Contracts	—	63,215	—

Non Deliverable Bond Forwards Contracts	—	7,091	—

Total	$195,542	$3,052,167	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(1,233,478)	$—

Futures Contracts	(284,440)	—	—

Interest Rate Swap Contracts	—	(650,848)	—

Credit Default Swap Contracts	—	(165,600)	—

Total	$(284,440)	$(2,049,926)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$646,309,445	$—

Asset-Backed Securities	—	49,506,036	—

Municipal Debt Obligation	—	1,085,835	—

U.S. Treasury Obligations	2,748,209	—	—

Investment Company	8,013,243	—	—

Total	$10,761,452	$696,901,316	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(66,545,387)	$—

Derivative Type

Assets(a)

Futures Contracts	$468,980	$—	$—

Interest Rate Swap Contracts	—	162,528	—

Total	$468,980	$162,528	$—

Liabilities(a)

Futures Contracts	$(190,269)	$—	$—

Interest Rate Swap Contracts	—	(232,585)	—

Total	$(190,269)	$(232,585)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2019. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

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EMERGING MARKETS DEBT
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	$1,715,680	(a)	Variation margin on swap contracts; Variation margin on futures contracts	$(5,833,000)	(a)
Credit	Variation margin on swap contracts; Unrealized gain on swap contracts	3,373,389	(a)	Variation margin on swap contracts; Unrealized loss on swap contracts	(4,941,858)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	5,511,522		Payable for unrealized loss on forward foreign currency exchange contracts	(4,419,617)
Total		$10,600,591			$(15,194,475)

HIGH YIELD
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts;	$476,470	(a)	Variation margin on futures contracts;	$(1,986,179)	(a)
Credit	Variation margin on swap contracts	104,118	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	34,321		—	—
Total		$614,909			$(1,986,179)

HIGH YIELD FLOATING RATE
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$278,959	(a)	Variation margin on futures contracts	$(11,573)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	523,055		—	—
Total		$802,014			$(11,573)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $4,589,967 for the Emerging Markets Debt Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

INVESTMENT GRADE CREDIT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$1,014,414	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(1,653,685)	(a)
Credit	Variation margin on swap contracts	394,870	(a)	Variation margin on swap contracts	(2,675)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	33,258		—	—
Total		$1,442,542			$(1,656,360)

LOCAL EMERGING MARKETS DEBT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Receivable for unrealized gain on swap contracts; Receivable for unrealized gain on non-deliverable bond forward contracts: Variation margin on swap contracts; Variation margin on futures contracts;	$2,182,362	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts; Variation margin on futures contracts	$(935,288)	(a)(b)
Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	63,215	(a)	Payable for unrealized loss on swap contracts	(165,600)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,002,132		Payable for unrealized loss on forward foreign currency exchange contracts	(1,233,478)
Total		$3,247,709			$(2,334,366)

U.S. MORTGAGES
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts;	$631,508	(a)	Variation margin on swap contracts; Variation margin on futures contracts;	$(422,854)	(a)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Aggregate of amounts include $374,291 for the Local Emerging Markets Debt Funds, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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4. INVESTMENTS IN DERIVATIVES (continued)

EMERGING MARKETS DEBT
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts and swap contracts/Net change in unrealized gain (loss) on purchased options contracts, futures contracts and swap contracts	$24,309,243	$(7,951,288)	3,801
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(1,333,604)	2,390,978	89
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	4,385,911	(1,871,251)	210
Total		$27,361,550	$(7,431,561)	4,100

HIGH YIELD
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts and futures contracts/Net change in unrealized gain (loss) on purchased options contracts and futures contracts	$5,592,986	$(1,511,830)	2,632
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	2,512,846	(572,636)	1
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	101,051	34,321	1
Total		$8,206,883	$(2,050,145)	2,634

HIGH YIELD FLOATING RATE
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) futures contracts	$(1,600,589)	$623,176	211
Credit	Net realized gain (loss) from swap contracts	151,232	—	1
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	2,506,456	(113,995)	3
Total		$1,057,099	$509,181	215

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2019.

INVESTMENT GRADE CREDIT
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options, futures contracts, swap contracts /Net change in unrealized gain (loss) on purchased options, futures contracts and swap contracts	$$4,868,453	$(1,398,188)	869
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	433,344	158,858	9
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	226,745	(22,242)	2
Total		$$5,528,542	$(1,261,572)	880

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

LOCAL EMERGING MARKETS DEBT
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) on futures contracts, nondeliverable bond forward contracts; swap contracts and purchased options contracts/Net change in unrealized gain (loss) on purchased options contracts, futures contracts, nondeliverable bond forward contracts and swap contracts	$1,054,558	$719,138	375
Credit	Net realized gain (loss) on swap contracts/Net change in unrealized gain (loss) on swap contracts	(182,042)	212,415	19
Currency	Net realized gain (loss) on forward foreign currency exchange/Net change in unrealized gain (loss) on forward foreign currency exchange contracts.	(1,122,406)	70,129	242
Total		$(249,890)	$1,001,682	636

U.S. MORTGAGES
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, swap contracts and written options/Net change in unrealized gain (loss) on purchased options contracts, futures contracts, swap contracts and written options	$782,689	$(392,645)	486

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2019.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

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4. INVESTMENTS IN DERIVATIVES (continued)

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2019:

Emerging Markets Debt Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Barclays Bank PLC	$—	$22,652	$—	$22,652	$(852,244)	$—	$—	$(852,244)	$(829,592)	$829,592	$—
BofA Securities LLC	—	—	—	—	(370,712)	—	—	(370,712)	(370,712)	370,712	—
Citibank NA	—	227,016	—	227,016	(1,340,933)	—	—	(1,340,933)	(1,113,917)	1,113,917	—
Deutsche Bank AG (London)	—	435,012	—	435,012	(853,357)	—	—	(853,357)	(418,345)	418,345	—
JPMorgan Securities, Inc.	—	53,302	—	53,302	(859,965)	—	—	(859,965)	(806,663)	806,663	—
MS & Co. Int. PLC	—	—	5,511,522	5,511,522	—	(4,419,617)	—	(4,419,617)	1,091,905	—	1,091,905
UBS AG (London)	—	—	—	—	(312,756)	—	—	(312,756)	(312,756)	312,756	—

Total	$—	$737,982	$5,511,522	$6,249,504	$(4,589,967)	$(4,419,617)	$—	$(9,009,584)	$(2,760,080)	$3,851,985	$1,091,905

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Local Emerging Markets Debt Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Swaps	Forward Currency Contracts		Total	Swaps	Forward Currency Contracts	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Barclays Bank PLC	$329,885	$—		$329,885	$—	$—	$—	$329,885	$—	$329,885
BofA Securities LLC	9,723	7,091	*	16,814	(34,305)	—	(34,305)	(17,491)	—	(17,491)
Citibank NA	115,740	—		115,740	(121,883)	—	(121,883)	(6,143)	—	(6,143)
CS International (London)	—	—		—	(75,424)	—	(75,424)	(75,424)	75,424	—
Deutsche Bank AG (London)	43,676	—		43,676	—	—	—	43,676	—	43,676
JPMorgan Securities, Inc.	60,231	—		60,231	(4,703)	—	(4,703)	55,528	—	55,528
MS & Co. Int. PLC	223,332	1,002,132		1,225,464	(133,267)	(1,233,478)	(1,366,745)	(141,281)	141,281	—
UBS AG (London)	—	—		—	(4,709)	—	(4,709)	(4,709)	—	(4,709)

Total	$782,587	$1,009,223		$1,791,810	$(374,291)	$(1,233,478)	$(1,607,769)	$184,041	$216,705	$400,746

*	Includes non-deliverable bond forward contracts of $7,091.
(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2019, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund Name	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Emerging Markets Debt	0.80%	0.80%	0.72%	0.68%	0.67%	0.80%	0.80%
High Yield	0.70	0.70	0.63	0.60	0.59	0.69	0.69
High Yield Floating Rate	0.60	0.54	0.51	0.50	0.49	0.56	0.56
Investment Grade Credit	0.34	0.31	0.29	0.28	0.28	0.34	0.34
Local Emerging Markets Debt	0.80	0.80	0.72	0.68	0.67	0.80	0.80
U.S. Mortgages	0.34	0.31	0.29	0.28	0.28	0.34	0.33

^	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

Certain Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, and Goldman Sachs Access High Yield Corporate Bond ETF which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended September 30, 2019, the management fee waived by GSAM for each Fund was as follows:

Fund Name	Management Fee Waived
Emerging Markets Debt	$13,426
High Yield	57,106
High Yield Floating Rate	33,914
Investment Grade Credit	546
Local Emerging Markets Debt	3,829
U.S. Mortgages	21,424

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the six months ended September 30, 2019 , Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund Name	Class A	Class C
Emerging Markets Debt	$3,278	$—
High Yield	7,550	13
High Yield Floating Rate	39	—
Investment Grade Credit	238	—
Local Emerging Markets Debt	69	—
U.S. Mortgages	385	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service and/or Shareholder Administration Plans to allow Class C and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and/or shareholder administration services to their customers who are beneficial owners of such shares. The Service and/or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% the average daily net assets attributable to Class C and/or Service Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.13% of the average daily net assets of Class A, Class C, Investor and Class R Shares, and 0.03% of the average daily net assets of Class P and Class R6 Shares; 0.04% of the average daily net assets of Institutional and Service Shares, and 0.03% of the average daily net assets with respect to the Investment Grade Credit and U.S. Mortgages Funds’ Separate Account Institutional Shares.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Effective July 30, 2019, Goldman Sachs has agreed to waive a portion of the transfer agency fees equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Debt Fund. 0.04% of the average daily net assets attributable to Class A, Class C and Investor Shares of the Local Emerging Markets Debt Fund and 0.06% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Fund through at least July 29, 2020, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds are 0.024%, 0.024%, 0.104%, 0.004%, 0.074% and 0.074%, respectively. These Other Expense limitations will remain in place through at least July 29, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund Name	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions
Emerging Markets Debt	$13,426	$9,695	$333,442	$356,563
High Yield	57,106	62,327	160,886	280,319
High Yield Floating Rate	33,914	24	—	33,938
Investment Grade Credit	546	41	201,464	202,051
Local Emerging Markets Debt	3,829	3,249	295,048	302,126
U.S. Mortgages	21,424	557	108,939	130,920

G.  Line of Credit Facility — As of September 30, 2019, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2019, the Funds did not have any borrowings under the facility. Prior to April 30, 2019 the facility was $770,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2019 , Goldman Sachs earned $54,178, $12,995, $4,113 and $10,693 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Emerging Markets Debt, Investment Grade Credit, Local Emerging Markets Debt, and U.S. Mortgages Funds, respectively.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of September 30, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the Local Emerging Market Debts Fund:

Goldman Sachs balanced Strategy Portfolio	Goldman Sachs Satellite Strategies Portfolio	Goldman Sachs Trust Growth and Income Portfolio
7%	14%	8%

As of September 30, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 100% of Class R Shares of the High Yield Floating Rate Fund.

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund and Goldman Sachs Access High Yield Corporate Bond ETF for the six months ended September 30, 2019:

Fund	Underlying Fund	Beginning Value as of March 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/ (Loss)	Ending Value as of September 30, 2019	Shares as of September 30, 2019	Dividend Income
Emerging Markets Debt Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$14,750,424	$244,253,741	$(253,092,748)	$—	$—	$5,911,417	5,911,417	$195,743
High Yield	Goldman Sachs Financial Square Government Fund — Institutional Shares	87,368,040	505,938,060	(567,887,625)	—	—	25,418,475	25,418,475	530,883
	Goldman Sachs Access High Yield Corporate Bond ETF	22,474,864	22,634,555	(37,521,043)	54,723	104,443	7,747,542	157,000	303,355
High Yield Floating Rate	Goldman Sachs Financial Square Government Fund — Institutional Shares	17,476,345	413,995,154	(370,899,018)	—	—	60,572,481	60,572,481	470,249
Investment Grade Credit	Goldman Sachs Financial Square Government Fund — Institutional Shares	6,402,136	19,795,693	(26,197,829)	—	—	—	—	6,994
Local Emerging Markets Debt	Goldman Sachs Financial Square Government Fund — Institutional Shares	13,273,080	37,205,599	(50,478,679)	—	—	—	—	53,628

U.S. Mortgages	Goldman Sachs Financial Square Government Fund — Institutional Shares	18,368,741	227,128,054	(237,483,552)	—	—	8,013,243	8,013,243	294,351

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2019, were:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Emerging Markets Debt	$315,865,317	$327,443,276	$316,080,324	$499,629,941
High Yield	—	933,522,871	—	948,917,611
High Yield Floating Rate	—	421,854,697	—	604,715,014
Investment Grade Credit	34,485,931	133,249,953	38,093,126	142,783,856
Local Emerging Markets Debt	20,252,188	30,861,105	22,290,156	95,560,549
U.S. Mortgages	3,684,448,059	2,357,700	3,536,414,520	13,430,354

The table below summarizes the reverse repurchase agreement activity for the six months ended September 30, 2019:

Fund	Average amount of borrowings	Weighted average interest rate (Paid) Received	Number of days outstanding during the period
High Yield Fund	$7,765,249	(0.001)%	169

The following table sets forth the High Yield Fund’s different types of investments pledged as collateral and the remaining contractual maturities of the reverse repurchase agreements as of September 30, 2019:

	Remaining Contractual Maturity of the Agreements As of September 30, 2019
	Overnight and Continuous	< 30 days	Between 30 and 90 days	> 90 days	Total

Reverse Repurchase Agreements
	$—	$—	$—	$3,802,500	$3,802,500

Total Borrowings	$—	$—	$—	$3,802,500	$3,802,500
Gross amount of recognized liabilities for reverse repurchase agreements					$3,802,500

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the High Yield and High Yield Floating Rate Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore

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7. SECURITIES LENDING (continued)

withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The High Yield and High Yield Floating Rate Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of September 30, 2019, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the High Yield and High Yield Floating Rate Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended September 30, 2019, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended September 30, 2019		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of September 30, 2019
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
High Yield	$560	$—	$—
High Yield Floating Rate	7,532	300	—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended September 30, 2019.

Fund	Beginning value as of March 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of September 30, 2019	Shares as of September 30, 2019
High Yield	$—	$46,283,270	$(46,247,920)	$35,350	35,350
High Yield Floating Rate	—	84,192,200	(83,469,275)	722,925	722,925

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2019, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Local Emerging Markets Debt	U.S. Mortgages
Capital loss carryforwards:
Perpetual Short-Term	$(19,106,151)	$(126,066,850)	$(61,948,807)	$(3,385,957)	$(103,240,568)	$(11,779,895)
Perpetual Long-Term	(49,906,731)	(245,492,135)	(122,814,422)	—	(40,334,463)	(5,400,046)
Total capital loss carryforwards	$(69,012,882)	$(371,558,985)	$(184,763,229)	$(3,385,957)	$(143,575,031)	$(17,179,941)
Timing differences (Qualified Late Year Loss Deferral/Post October Loss Deferral/Straddle Deferral/Distributions Payable)	(46,223,999)	(23,286,943)	(79,735,217)	(194,796)	(10,178,053)	(84,444)

As of September 30, 2019, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Local Emerging Markets Debt	U.S. Mortgages
Tax Cost	$1,412,173,382	$2,165,618,127	$2,195,503,060	$446,581,903	$113,479,403	$699,739,661
Gross unrealized gain	64,537,462	72,442,904	7,809,254	30,073,502	3,795,610	9,478,566
Gross unrealized loss	(129,690,685)	(52,472,494)	(61,255,602)	(1,574,522)	(13,093,776)	(1,555,459)
Net unrealized gains (losses)	(65,153,223)	$19,970,410	(53,446,348)	28,498,980	(9,298,166)	7,923,107

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, material modification of debt securities, and foreign currency transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

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9. OTHER RISKS (continued)

Floating and Variable Rate Obligations Risk — For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including exchange-traded funds (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

9. OTHER RISKS (continued)

model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with he Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrowerThere is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

9. OTHER RISKS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Emerging Markets Debt Fund and Local Emerging Markets Debt Fund is non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended September 30, 2019. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Funds.

Upon evaluation, GSAM has concluded that the change in accounting principle does not materially impact the financial statement amounts.

On November 5, 2019, a definitive proxy statement (“proxy”) was filed with the SEC to elect certain Trustees to the Trust. The Funds will amortize their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

12. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Emerging Markets Debt Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	825,032	$10,169,348	2,722,191	$32,457,682
Reinvestment of distributions	87,654	1,083,470	268,756	3,189,475
Shares redeemed	(1,422,584)	(17,580,085)	(6,247,982)	(74,037,140)
	(509,898)	(6,327,267)	(3,257,035)	(38,389,983)
Class C Shares
Shares sold	57,881	718,202	297,761	3,534,487
Reinvestment of distributions	24,973	308,297	78,280	927,445
Shares redeemed	(385,433)	(4,762,177)	(1,332,626)	(15,727,504)
	(302,579)	(3,735,678)	(956,585)	(11,265,572)
Institutional Shares
Shares sold	13,213,017	163,212,421	48,986,873	583,523,166
Reinvestment of distributions	1,776,934	21,987,267	5,576,022	66,175,612
Shares redeemed	(17,967,857)	(221,811,769)	(121,909,237)	(1,439,663,635)
	(2,977,906)	(36,612,081)	(67,346,342)	(789,964,857)
Investor Shares
Shares sold	1,310,254	16,157,099	5,447,874	64,907,118
Reinvestment of distributions	178,256	2,206,516	521,732	6,195,712
Shares redeemed	(2,002,046)	(24,718,405)	(11,341,527)	(134,594,033)
	(513,536)	(6,354,790)	(5,371,921)	(63,491,203)
Class P Shares(a)
Shares sold	20,704	260,509	2,722,879	32,277,122
Reinvestment of distributions	27,487	340,028	60,452	709,159
Shares redeemed	(31,896)	(398,548)	(1,561,755)	(17,767,201)
	16,295	201,989	1,221,576	15,219,080
Class R6 Shares
Shares sold	1,208,925	14,776,114	30,713,944	361,315,580
Reinvestment of distributions	478,961	5,920,021	1,520,598	17,956,215
Shares redeemed	(9,431,854)	(115,344,625)	(28,241,290)	(328,878,675)
	(7,743,968)	(94,648,490)	3,993,252	50,393,120

NET DECREASE	(12,031,592)	$(147,476,317)	(71,717,055)	$(837,499,415)

(a)	Class P Shares commenced operations on April 20, 2018.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,284,361	$8,169,689	3,584,667	$22,672,202
Reinvestment of distributions	651,345	4,147,840	1,394,920	8,742,759
Shares redeemed	(3,477,272)	(22,148,404)	(7,496,027)	(46,974,100)
	(1,541,566)	(9,830,875)	(2,516,440)	(15,559,139)
Class C Shares
Shares sold	219,820	1,396,689	311,557	1,957,141
Reinvestment of distributions	46,734	297,791	149,733	942,353
Shares redeemed	(662,927)	(4,224,377)	(3,242,780)	(20,575,932)
	(396,373)	(2,529,897)	(2,781,490)	(17,676,438)
Institutional Shares
Shares sold	11,297,255	71,675,308	9,607,002	60,580,335
Reinvestment of distributions	1,247,469	7,964,456	7,535,413	47,682,035
Shares redeemed	(14,954,463)	(95,678,718)	(355,459,541)	(2,259,275,214)
	(2,409,739)	(16,038,954)	(338,317,126)	(2,151,012,844)
Service Shares
Shares sold	132,096	839,496	167,551	1,052,114
Reinvestment of distributions	36,366	231,233	87,311	546,854
Shares redeemed	(720,133)	(4,591,158)	(299,201)	(1,875,001)
	(551,671)	(3,520,429)	(44,339)	(276,033)
Investor Shares
Shares sold	256,874	1,639,733	554,794	3,496,809
Reinvestment of distributions	80,533	513,759	195,110	1,225,968
Shares redeemed	(601,505)	(3,833,097)	(1,753,410)	(11,038,459)
	(264,098)	(1,679,605)	(1,003,506)	(6,315,682)
Class P Shares(a)
Shares sold	20,982,515	133,906,533	325,017,697	2,058,421,639
Reinvestment of distributions	7,268,673	46,398,388	10,270,012	64,282,625
Shares redeemed	(23,773,554)	(151,493,193)	(81,882,872)	(508,780,556)
	4,477,634	28,811,728	253,404,837	1,613,923,708
Class R Shares
Shares sold	109,726	697,452	300,416	1,883,012
Reinvestment of distributions	51,760	329,365	106,771	668,679
Shares redeemed	(206,284)	(1,313,731)	(639,313)	(3,999,648)
	(44,798)	(286,914)	(232,126)	(1,447,957)
Class R6 Shares
Shares sold	424,315	2,703,817	7,604,069	47,963,350
Reinvestment of distributions	313,817	2,006,100	881,531	5,562,550
Shares redeemed	(3,499,877)	(22,308,194)	(33,975,941)	(216,388,864)
	(2,761,745)	(17,598,277)	(25,490,341)	(162,862,964)

NET DECREASE	(3,492,356)	$(22,673,223)	(116,980,531)	$(741,227,349)

(a)	Class P Shares commenced operations on April 20, 2018.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Floating Rate Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,341	$78,197	163,073	$1,564,661
Reinvestment of distributions	9,282	87,333	20,065	190,230
Shares redeemed	(48,247)	(454,613)	(218,065)	(2,075,540)
	(30,624)	(289,083)	(34,927)	(320,649)
Class C Shares
Shares sold	5,564	52,714	18,938	180,149
Reinvestment of distributions	2,451	23,073	6,193	58,848
Shares redeemed	(21,384)	(201,580)	(157,857)	(1,512,452)
	(13,369)	(125,793)	(132,726)	(1,273,455)
Institutional Shares
Shares sold	5,972,654	56,258,321	13,849,723	133,619,768
Reinvestment of distributions	254,064	2,391,281	5,066,105	48,710,317
Shares redeemed	(2,161,136)	(20,342,306)	(413,718,507)	(3,971,537,480)
	4,065,582	38,307,296	(394,802,679)	(3,789,207,395)
Investor Shares
Shares sold	53,833	510,202	180,658	1,743,065
Reinvestment of distributions	4,558	42,975	18,173	173,667
Shares redeemed	(56,783)	(534,744)	(625,226)	(5,986,741)
	1,608	18,433	(426,395)	(4,070,009)
Class P Shares(a)
Shares sold	9,833,086	92,878,256	452,886,026	4,346,179,100
Reinvestment of distributions	5,948,230	56,069,126	12,916,410	122,306,690
Shares redeemed	(41,198,485)	(388,724,169)	(229,472,782)	(2,146,387,804)
	(25,417,169)	(239,776,787)	236,329,654	2,322,097,986
Class R Shares
Shares sold	8	79	4,256	39,634
Reinvestment of distributions	70	655	318	3,012
Shares redeemed	(9,424)	(89,458)	(2,008)	(19,408)
	(9,346)	(88,724)	2,566	23,238
Class R6 Shares
Shares sold	1,599,943	15,150,000	46,784	450,000
Reinvestment of distributions	99,967	941,148	558,244	5,355,770
Shares redeemed	(662,515)	(6,250,000)	(19,597,508)	(188,474,953)
	1,037,395	9,841,148	(18,992,480)	(182,669,183)

NET DECREASE	(20,365,923)	$(192,113,510)	(178,056,987)	$(1,655,419,467)

(a)	Class P Shares commenced operations on April 20, 2018.

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13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Investment Grade Credit Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	646,420	$6,089,578	153,109	$1,359,815
Reinvestment of distributions	16,363	155,721	29,795	264,751
Shares redeemed	(631,414)	(6,067,116)	(453,055)	(4,024,123)
	31,369	178,183	(270,151)	(2,399,557)
Separate Account Institutional Shares
Shares sold	1,452,392	13,811,254	4,272,442	37,936,564
Reinvestment of distributions	379,144	3,602,686	833,082	7,406,051
Shares redeemed	(2,724,400)	(25,923,287)	(6,110,608)	(53,992,894)
	(892,864)	(8,509,347)	(1,005,084)	(8,650,279)
Institutional Shares
Shares sold	889,948	8,484,579	1,660,280	14,692,569
Reinvestment of distributions	77,161	733,194	267,431	2,378,877
Shares redeemed	(580,693)	(5,488,112)	(15,612,411)	(138,700,624)
	386,416	3,729,661	(13,684,700)	(121,629,178)
Investor Shares
Shares sold	42,355	398,880	190,417	1,674,867
Reinvestment of distributions	6,001	57,029	16,407	145,640
Shares redeemed	(28,802)	(270,546)	(371,953)	(3,267,167)
	19,554	185,363	(165,129)	(1,446,660)
Class P Shares(a)
Shares sold	1,351,823	12,638,298	22,620,383	201,934,850
Reinvestment of distributions	370,994	3,521,394	326,376	2,907,036
Shares redeemed	(2,757,579)	(26,396,877)	(1,486,320)	(13,137,446)
	(1,034,762)	(10,237,185)	21,460,439	191,704,440
Class R6 Shares
Shares sold	28,803	272,974	72,673	640,033
Reinvestment of distributions	1,481	14,097	593	5,356
Shares redeemed	(4,844)	(46,563)	(1,570)	(14,144)
	25,440	240,508	71,696	631,245

NET INCREASE (DECREASE)	(1,464,847)	$(14,412,817)	6,407,071	$58,210,011

(a)	Class P Shares commenced operations on April 20, 2018.

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Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Local Emerging Markets Debt Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	188,902	$1,112,801	347,675	$2,111,977
Reinvestment of distributions	20,208	118,679	49,392	290,520
Shares redeemed	(184,263)	(1,090,882)	(736,659)	(4,431,759)
	24,847	140,598	(339,592)	(2,029,262)
Class C Shares
Shares sold	17,302	101,502	127,824	748,798
Reinvestment of distributions	10,669	62,463	38,134	223,287
Shares redeemed	(277,156)	(1,622,589)	(424,991)	(2,448,605)
	(249,185)	(1,458,624)	(259,033)	(1,476,520)
Institutional Shares
Shares sold	888,021	5,148,798	8,912,187	54,899,592
Reinvestment of distributions	104,061	608,642	1,003,785	5,964,730
Shares redeemed	(2,376,572)	(13,836,795)	(39,939,321)	(231,901,827)
	(1,384,490)	(8,079,355)	(30,023,349)	(171,037,505)
Investor Shares
Shares sold	426,760	2,515,540	1,172,391	7,113,081
Reinvestment of distributions	25,047	146,681	74,920	438,176
Shares redeemed	(333,524)	(1,953,431)	(1,686,136)	(9,800,633)
	118,283	708,790	(438,825)	(2,249,376)
Class P Shares(a)
Shares sold	332,618	2,024,757	12,309,214	72,115,909
Reinvestment of distributions	179,101	1,047,315	405,898	2,303,744
Shares redeemed	(2,425,893)	(14,055,137)	(3,611,734)	(20,502,961)
	(1,914,174)	(10,983,065)	9,103,378	53,916,692
Class R6 Shares
Shares sold	304,284	1,745,000	19,238,105	114,075,864
Reinvestment of distributions	256,965	1,502,136	904,051	5,203,218
Shares redeemed	(10,005,540)	(58,245,267)	(12,153,460)	(68,394,617)
	(9,444,291)	(54,998,131)	7,988,696	50,884,465

NET DECREASE	(12,849,010)	$(74,669,787)	(13,968,725)	$(71,991,506)

(a)	Class P Shares commenced operations on April 20, 2018.

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13. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Mortgages Fund

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Fiscal Year Ended March 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	320,501	$3,329,772	3,562,249	$36,167,495
Reinvestment of distributions	40,496	421,737	77,894	790,440
Shares redeemed	(469,684)	(4,882,555)	(3,036,646)	(30,663,173)
	(108,687)	(1,131,046)	603,497	6,294,762
Separate Account Institutional
Shares sold	1,663,857	17,337,255	4,010,474	40,545,758
Reinvestment of distributions	298,072	3,104,525	611,699	6,206,919
Shares redeemed	(2,494,598)	(25,940,211)	(5,356,831)	(54,137,598)
	(532,669)	(5,498,431)	(734,658)	(7,384,921)
Institutional Shares
Shares sold	748,829	7,833,476	2,459,139	25,076,453
Reinvestment of distributions	41,414	432,473	116,111	1,181,298
Shares redeemed	(1,161,245)	(11,989,262)	(7,126,351)	(72,695,244)
	(371,002)	(3,723,313)	(4,551,101)	(46,437,493)
Investor Shares
Shares sold	2,958,417	30,831,980	6,669,415	67,722,904
Reinvestment of distributions	239,136	2,497,451	459,929	4,677,124
Shares redeemed	(2,202,736)	(22,872,060)	(7,476,266)	(75,860,432)
	994,817	10,457,371	(346,922)	(3,460,404)
Class P Shares(a)
Shares sold	54,686	572,100	861,600	8,764,111
Reinvestment of distributions	13,632	142,276	20,321	206,554
Shares redeemed	(42,892)	(443,717)	(50,620)	(512,132)
	25,426	270,659	831,301	8,458,533
Class R6 Shares
Shares sold	336,249	3,489,934	1,146,544	11,682,322
Reinvestment of distributions	24,763	258,650	22,296	227,258
Shares redeemed	(294,974)	(3,083,798)	(273,585)	(2,782,666)
	66,038	664,786	895,255	9,126,914

NET INCREASE (DECREASE)	73,923	$1,040,026	(3,302,628)	$(33,402,609)

(a)	Class P Shares commenced operations on April 20, 2018.

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Fund Expenses — Six Month Period Ended September 30, 2019 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Separate Account Institutional, Investor, Class P, Class R or Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Separate Account Institutional, Investor, Class P, Class R or Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019, which represents a period of 183 out of 365 days.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by 1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Emerging Markets Debt Fund				High Yield Fund				High Yield Floating Rate Fund
Share Class	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*
Class A
Actual	$1,000.00	$1,035.90		$6.11	$1,000.00	$1,037.30		$5.25	$1,000.00	$1,027.70		$5.12
Hypothetical 5% return	1,000.00	1,019.85	+	6.06	1,000.00	1,019.85	+	5.20	1,000.00	1,019.85	+	5.10
Class C
Actual	1,000.00	1,032.10		9.91	1,000.00	1,035.10		9.06	1,000.00	1,023.90		8.91
Hypothetical 5% return	1,000.00	1,015.25	+	9.82	1,000.00	1,016.10	+	8.97	1,000.00	1,016.20	+	8.87
Institutional
Actual	1,000.00	1,037.60		4.38	1,000.00	1,040.40		3.83	1,000.00	1,030.50		3.40
Hypothetical 5% return	1,000.00	1,020.70	+	4.34	1,000.00	1,021.25	+	3.79	1,000.00	1,021.65	+	3.39
Service
Actual	—	—		—	1,000.00	1,037.80		6.37	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,018.75	+	6.31	—	—		—
Investor
Actual	1,000.00	1,037.20		4.79	1,000.00	1,038.60		3.98	1,000.00	1,029.00		3.86
Hypothetical 5% return	1,000.00	1,020.30	+	4.75	1,000.00	1,021.10	+	3.94	1,000.00	1,021.20	+	3.84
Class P
Actual	1,000.00	1,037.70		4.33	1,000.00	1,040.50		3.77	1,000.00	1,029.50		3.35
Hypothethical 5% return	1,000.00	1,021.30	+	4.29	1,000.00	1,021.30	+	3.74	1,000.00	1,021.30	+	3.34
Class R
Actual	—	—		—	1,000.00	1,037.70		6.52	1,000.00	1,026.60		6.33
Hypothetical 5% return	—	—		—	1,000.00	1,018.60	+	6.46	1,000.00	1,018.60	+	6.31
Class R6
Actual	1,000.00	1,037.70		4.33	1,000.00	1,040.40		3.77	1,000.00	1,029.50		3.35
Hypothetical 5% return	1,000.00	1,020.75	+	4.29	1,000.00	1,021.30	+	3.74	1,000.00	1,021.70	+	3.34

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Emerging Markets Debt+	1.20%	1.95%	0.86%	—	0.94%	0.85%	—	0.85%
High Yield+	1.03	1.78	0.75	1.25%	0.78	0.74	1.28%	0.74
High Yield Floating Rate+	1.01	1.76	0.67	—	0.76	0.66	1.25	0.66

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2019 (Unaudited) (continued)

	Investment Grade Credit Fund				Local Emerging Markets Debt Fund				U.S. Mortgages Fund
Share Class	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19		Expenses Paid for the 6 months ended 9/30/19*
Class A
Actual	$1,000.00	$1,076.60		$3.74	$1,000.00	$1,037.20		$6.21	$1,000.00	$1,034.50		$3.97
Hypothetical 5% return	1,000.00	1,021.40	+	3.64	1,000.00	1,021.40	+	6.16	1,000.00	1,021.40	+	3.94
Class C
Actual	—	—		—	1,000.00	1,035.20		10.02	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,015.15	+	9.92	—	—		—
Institutional
Actual	1,000.00	1,078.50		1.97	1,000.00	1,038.90		4.69	1,000.00	1,035.20		2.24
Hypothetical 5% return	1,000.00	1,023.10	+	1.92	1,000.00	1,020.40	+	4.65	1,000.00	1,022.80	+	2.23
Separate Account Institutional
Actual	1,000.00	1,079.60		1.92	—	—		—	1,000.00	1,035.30		2.19
Hypothetical 5% return	1,000.00	1,023.15	+	1.87	—	—	+	—	1,000.00	1,022.85	+	2.17
Investor
Actual	1,000.00	1,078.00		2.44	1,000.00	1,040.40		4.95	1,000.00	1,034.70		2.70
Hypothetical 5% return	1,000.00	1,022.65	+	2.38	1,000.00	1,020.15	+	4.90	1,000.00	1,022.35	+	2.68
Class P
Actual	1,000.00	1,079.70		1.92	1,000.00	1,040.70		4.64	1,000.00	1,035.30		2.19
Hypothethical 5% return	1,000.00	1,023.15	+	1.87	1,000.00	1,023.15	+	4.60	1,000.00	1,023.15	+	2.17
Class R6
Actual	1,000.00	1,078.50		1.92	1,000.00	1,038.90		4.64	1,000.00	1,036.20		2.19
Hypothetical 5% return	1,000.00	1,023.15	+	1.87	1,000.00	1,020.45	+	4.60	1,000.00	1,022.85	+	2.17

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class P	Class R6
Investment Grade Credit+	0.72%	—%	0.38%	0.37%	0.47%	0.37%	0.37%
Local Emerging Markets Debt+	1.22	1.97	0.92	—	0.97	0.91	0.91
U.S. Mortgages+	0.78	—	0.45	0.44	0.54	0.43	0.43

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

155

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Local Emerging Markets Debt Fund, and Goldman Sachs U.S. Mortgages Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Emerging Markets Debt, High Yield and Local Emerging Markets Debt Funds) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

156

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Funds and their service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2018, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2019. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they

157

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Emerging Markets Debt, High Yield and Local Emerging Markets Debt Funds’ performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Emerging Markets Debt Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods and in the third quartile for the one- and three-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2019. The Trustees observed that the High Yield Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and ten-year periods and in the third quartile for the five-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2019. They observed that the High Yield Floating Rate Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the three- and five-year periods and the fourth quartile for the one-year period, and had underperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2019. They also noted that the High Yield Floating Rate Fund had experienced certain portfolio management changes in 2018. The Trustees observed that the Investment Grade Credit Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and ten-year periods and in the third quartile for the five-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and ten-year periods and underperformed for the five-year period ended March 31, 2019. They noted that the Local Emerging Markets Debt Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the three- and ten-year periods and in the fourth quartile for the one- and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2019. The Trustees noted that the U.S. Mortgages Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2019. They also noted that the U.S. Mortgages Fund had experienced certain portfolio management changes in 2018.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Emerging Markets Debt Fund that would have the effect of decreasing expenses of Class A, Class C, and Investor Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

158

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2018 and 2017, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Emerging Markets Debt Fund	High Yield Fund	Local Emerging Markets Debt Fund

First $2 billion	0.80%	0.70%	0.80%

Next $3 billion	0.72	0.63	0.72

Next $3 billion	0.68	0.60	0.68

Over $8 billion	0.67	0.59	0.67

	High Yield Floating Rate Fund	Investment Grade Credit Fund	U.S. Mortgages Fund

First $1 billion	0.60%	0.34%	0.34%

Next $1 billion	0.54	0.31	0.31

Next $3 billion	0.51	0.29	0.29

Next $3 billion	0.50	0.28	0.28

Over $8 billion	0.49	0.28	0.28

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Emerging Markets Debt, High Yield and Local Emerging Markets Debt Funds’ Class A, Class C, Investor and Class R Shares, as applicable. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Emerging Markets Debt, High Yield and High Yield Floating Rate Funds, which each had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the

159

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2020.

160

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.60 trillion in assets under supervision as of September 30, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small Cap Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Fund holdings and allocations shown are as of September 30, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

A summary prospectus, if available, or a Prospectus for the Funds containing more information may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a Fund’s objectives, risks, and charges and expenses, and read the summary prospectus, if available, and the Prospectus carefully before investing. The summary prospectus, if available, and the Prospectus contains this and other information about the Funds.

© 2019 Goldman Sachs. All rights reserved. 184779-OTU-1086530 SSFISAR-19

Goldman Sachs Funds

Semi-Annual Report	September 30, 2019

Municipal Income Completion Fund

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550. If you hold shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Municipal Income Completion Fund

TABLE OF CONTENTS

Fund Basics	1

Schedule of Investments	3

Financial Statement	6

Financial Highlights	9

Notes to the Financial Statements	10

Other Information	18

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Municipal Income Completion Fund

as of September 30, 2019

PERFORMANCE REVIEW

April 1,2019–September 30, 2019	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Municipal Bond 1-10 Year Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield

Separate Account Institutional Shares	4.22%	2.47%	3.31%	-3.89%	5.59%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Municipal Bond 1-10 Year Blend Index is an unmanaged broadbased total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2019 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[5]

Percentage of Net Assets

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – 96.1%
Alabama – 1.2%
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
$55,000	0.000%		10/01/2046		$53,333
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
10,000	6.500		10/01/2053		12,049

					65,382

Alaska – 1.4%
Northern Tobacco Securitization Corp. RB Refunding Asset- Backed Bonds Series 2006 A (NR/B3)
75,000	5.000		06/01/2046		75,118

Arizona – 3.4%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
75,000	(3 Mo. LIBOR + 0.81%), 2.216		01/01/2037		73,419
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
100,000	4.750		07/01/2043		103,763

					177,182

California – 11.1%
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB+/NR)
75,000	5.000		12/31/2037		90,142
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000		09/02/2048		58,756
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000		09/01/2030		115,987
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(c)
300,000	0.000		06/01/2047		50,685
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(c)
250,000	0.000		06/01/2036		84,385
Modesto Irrigation District RB for Domestic Water Project Series 2007 F (NATL-RE) (AA-/Baa2)(b)
25,000	(3 Mo. LIBOR + 0.63%), 2.060		09/01/2037		24,486
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000		09/01/2034		126,010
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000		09/01/2047		28,638

					579,089

Municipal Bonds – (continued)
Florida – 15.8%
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
100,000		3.625		06/01/2024		101,062
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(d)
100,000		5.250		12/01/2058		105,038
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
100,000		5.000		11/01/2039		104,260
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(d)(e)(f)
100,000		6.375		01/01/2026		92,908
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
50,000		3.750		11/01/2024		50,798
50,000		4.750		11/01/2039		51,989
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
100,000		4.000		05/01/2036		108,424
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000		4.500		06/15/2039		52,155
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000		4.000		05/01/2033		51,073
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000		4.125		05/01/2034		51,230
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000		4.750		05/01/2039		51,829

						820,766

Georgia – 2.0%
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
75,000		5.000		05/15/2049		103,471

Guam – 2.3%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
30,000		5.000		11/15/2022		32,582
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
75,000		5.000		07/01/2037		87,083

						119,665

Illinois – 16.6%
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
100,000		7.000		12/01/2044		121,448

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
$100,000	6.500%		12/01/2046		$121,121
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
50,000	5.000		11/01/2042		53,649
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
200,000	5.500		01/01/2037		223,454
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
155,000	5.100		06/01/2033		167,887
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
100,000	5.000		11/01/2027		114,448
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(c)
90,000	0.000		12/15/2032		60,857

					862,864

Kentucky – 1.5%
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
75,000	4.000		06/01/2045		80,272

Massachusetts – 0.6%
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(b)
30,000	(3 Mo. LIBOR + 0.57%), 2.080		05/01/2037		29,526

Michigan – 4.1%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(f)
105,000	4.000		04/01/2034		91,367
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
100,000	5.000		11/15/2048		121,629

					212,996

Minnesota – 0.5%
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (NR/Ba2)
25,000	4.000		03/01/2032		26,719

New Jersey – 6.7%
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
20,000	5.000		06/15/2046		22,131
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(c)
100,000	0.000		12/15/2038		52,806
40,000	0.000		12/15/2039		20,348

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
75,000		4.000		12/15/2031		81,653
70,000		5.000		12/15/2032		82,879
75,000		5.000		12/15/2033		88,589

						348,406

New York – 1.7%
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
75,000		5.000		01/01/2036		89,465

Ohio – 2.2%
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(c)
750,000		0.000		06/01/2047		45,330
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Ca)
70,000		5.125		06/01/2024		70,000

						115,330

Oklahoma – 2.2%
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(e)(f)
100,000		5.000		06/01/2025		112,865

Pennsylvania – 1.7%
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
75,000		5.000		07/01/2033		87,778

Puerto Rico – 12.7%
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 B (NR/Ca)(g)
50,000		5.000		07/01/2035		37,250
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(g)
100,000		8.000		07/01/2035		60,125
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
100,000		5.250		07/01/2038		108,786
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(c)
75,000		0.000		07/01/2028		50,981
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)(g)
30,000		5.250		07/01/2032		22,387
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)(g)
145,000		4.250		07/01/2020		114,550
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(c)
100,000		0.000		07/01/2037		40,708

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(c)
$18,000	0.000%	07/01/2024	$15,707
20,000	0.000	07/01/2027	15,916
20,000	0.000	07/01/2029	14,843
25,000	0.000	07/01/2033	15,738
25,000	0.000	07/01/2046	6,630
25,000	0.000	07/01/2051	4,846
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
15,000	4.329	07/01/2040	15,225
15,000	4.536	07/01/2053	15,300
15,000	4.784	07/01/2058	15,564
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
20,000	4.500	07/01/2034	21,365
20,000	4.550	07/01/2040	20,621
20,000	4.750	07/01/2053	20,750
40,000	5.000	07/01/2058	42,169

			659,461

Texas – 8.4%
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	104,229
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
100,000	5.000	08/15/2044	104,961
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
100,000	5.000	07/15/2028	119,989
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(d)
100,000	4.625	10/01/2031	108,603

			437,782

TOTAL INVESTMENTS – 96.1%
(Cost $4,746,908)			$5,004,137

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%			204,711

NET ASSETS – 100.0%			$5,208,848

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2019.

(f)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Security is currently in default.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
COPS	—Certificates of Participation
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
Mo.	—Month
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NR	—Not Rated
RB	—Revenue Bond
USD	—United States Dollar

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.750%	3 Month LIBOR	12/18/2049	USD	640	$(6,162)	$14,348	$(20,510)

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Statement of Assets and Liabilities

September 30, 2019 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $4,746,908)	$5,004,137

Cash	78,473

Receivables:

Collateral on certain derivative contracts(a)	91,293

Interest	57,704

Reimbursement from investment adviser	31,216

Deferred offering costs	94,257

Other assets	21,774

Total assets	5,378,854

Liabilities:

Variation margin on swaps	659

Payables:

Offering cost	129,739

Custody fees	18,868

Audit fees	17,613

Accrued expenses	3,127

Total liabilities	170,006

Net Assets:

Paid-in capital	5,090,586

Total distributable earnings (loss)	118,262

NET ASSETS	$5,208,848

Net Assets:

Separate Account Institutional Shares	$5,208,848

Total Net Assets	$5,208,848

Shares outstanding $0.001 par value (unlimited shares authorized):

Separate Account Institutional Shares	508,878

Net asset value, offering and redemption price per share:

Separate Account Institutional Shares	$10.24

(a)	Includes amount segregated for collateral on swap transactions.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Statement of Operation

For the Six Months Ended September 30, 2019(a) (Unaudited)

Investment income:

Interest	$92,059

Expenses:

Amortization of offering costs	93,743

Custody, accounting and administrative services	24,932

Audit fees	19,945

Printing and mailing costs	12,465

Organization costs	12,000

Legal fees	9,972

Trustee fees	8,477

Registration fees	7,208

Transfer Agency fees	511

Other	5,290

Total expenses	194,543

Less — expense reductions	(194,543)

Net expenses	—

NET INVESTMENT INCOME	92,059

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,571

Swap contracts	(124,501)

Net unrealized gain (loss) on:

Investments — unaffiliated issuers	257,229

Swap contracts	(20,510)

Net realized and unrealized gain	116,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$208,848

(a)	Commenced operations on April 1, 2019.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Statement of Change in Net Assets

For the Six Months Ended September 30, 2019 (unaudited)
From operations:

Net investment income	$92,059

Net realized loss	(119,930)

Net unrealized gain	236,719

Net increase in net assets resulting from operations	208,848

Distributions to shareholders:

From distributable earnings:

Separate Account Institutional Shares(a)	(90,586)

Total distributions to shareholders	(90,586)

From share transactions:

Proceeds from sales of shares	5,000,000

Reinvestment of distributions	90,586

Net increase in net assets resulting from share transactions	5,090,586

TOTAL INCREASE	5,208,848

Net Assets:

Beginning of period	—

End of period	$5,208,848

(a)	Commenced operations on April 1, 2019.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

	Goldman Sachs Municipal Income Completion Fund
	Separate Account Institutional Shares
	April 1, 2019* to September 30, 2019 (Unaudited)
Per Share Data

Net asset value, beginning of period	$10.00

Net investment income(a)	0.18

Net realized and unrealized gain	0.24

Total from investment operations	0.42

Distributions to shareholders from net investment income	(0.18)

Net asset value, end of period	$10.24

Total return(b)	4.22%

Net assets, end of period (in 000s)	$5,209

Ratio of net expenses to average net assets	—	%(c)

Ratio of total expenses to average net assets	6.97	%(c)

Ratio of net investment income to average net assets	3.59	%(c)

Portfolio turnover rate(d)	4%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Notes to Financial Statements

September 30, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Municipal Income Completion Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering one class of shares — Separate Account Institutional Shares. The Fund commenced operations on April 1, 2019.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Offering and Organization Costs — Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed on the first day of operations.

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

10

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral

11

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

12

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

MUNICIPAL INCOME COMPLETION

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$5,004,137	$—

Derivative Type

Liabilities(a)

Interest Rate Swap Contracts	$—	$(20,510)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2019. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure:

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities(a)
Interest Rate	—	$—	Variation margin on swaps contracts	$(20,510)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of September 30, 2019 is reported within the Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net unrealized gain (loss)” on the Statement of Operations:

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest Rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(124,501)	$(20,510)	1

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2019.

13

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees. The Fund does not pay a management fee to GSAM. However, the Fund is used exclusively to implement municipal investment strategies for separately managed account clients of GSAM that participate in certain “wrap-fee” programs.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.02% of the average daily net assets of Separate Account Institutional Shares. Goldman Sachs has agreed to reduce or limit its transfer agency fee to 0.00% of the Separate Account Institutional Shares average daily net assets. This arrangement will remain in effect through at least July 29, 2020, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.00%. These Other Expense limitations will remain in place through at least July 29, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Transfer Agency Waivers/Credits	Other Expense Reimbursement	Custody Fee Credits	Total Expense Reductions
$511	$194,032	$1,103	$195,646

D.  Line of Credit Facility — As of September 30, 2019, the Fund participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2019, the Fund did not have any borrowings under the facility. Prior to April 30, 2019 the facility was $770,000,000.

E. Other Transactions with Affiliates — As of September 30, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 100% of the Separate Account Institutional Shares of the Fund.

The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended September 30, 2019, purchase and sale transactions and related net realized gain (loss) for the Fund with an affiliated fund in compliance with Rule 17a-7 under the Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$1,868,475	$136,496	$2,306

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GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2019, were $4,993,499 and $169,944 respectively.

7. TAX INFORMATION

As of September 30, 2019, the Fund’s aggregate securities unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,746,908
Gross unrealized gain	267,853
Gross unrealized loss	(10,624)
Net unrealized gain	$257,229

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an

15

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Notes to Financial Statements (continued)

September 30, 2019 (Unaudited)

8. OTHER RISKS (continued)

increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investor’s interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — The Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the taxexempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

16

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

10. OTHER MATTERS

On November 5, 2019, a definitive proxy statement (“proxy”) was filed with the SEC to elect certain Trustees to the Trust. The Fund will amortize its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended September 30, 2019

	Shares	Dollars

Separate Account Institutional Shares(a)
Shares sold	500,000	$5,000,000
Reinvestment of distributions	8,878	90,586

NET INCREASE	508,878	$5,090,586

(a)	Commenced operations on April 1, 2019.

17

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Fund Expenses — Six Month Period Ended September 30, 2019 (Unaudited)

As a shareholder of Seprate account Institutional Shares of the Fund you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Seprate account Institutional Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019, which represents a period of 183 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Municipal Income Completion Fund
Share Class	Beginning Account Value 4/01/19	Ending Account Value 9/30/19		Expenses Paid for the 6 Months Ended 9/30/19*
Separate Account Institutional(a)
Actual	$1,000	$1,042.20		$—
Hypothetical 5% return	1,000	1,025.00	+	—

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratio and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period was —% for the Seperate Account Institutional Shares.

(a)	Commenced operations on April 1, 2019.

18

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Municipal Income Completion Fund (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust (the “Trust”) that commenced investment operations on April 1, 2019. At a meeting held on February 12-13, 2019 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”).

At the Meeting, the Trustees reviewed the Management Agreement, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s anticipated expenses with those paid by other similar mutual funds; the Investment Adviser’s proposal to waive and/or reimburse the Fund’s expenses (with certain customary exceptions, such as taxes, brokerage fees, and extraordinary expenses); and potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund. Various information was also provided at a prior meeting at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior meetings of the Trustees, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services to Be Provided under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund by the Investment Adviser and its affiliates. The Trustees also considered information about the Fund’s structure, investment objective, strategies, and other characteristics. The Trustees considered the experience and capabilities of the investment team and noted that the Fund’s portfolio managers were currently managing other series of the Trust. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Fund. In this regard, the Trustees noted that, although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser had experience managing other funds and accounts that employ similar investment strategies. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

Costs of Services to Be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

The Trustees considered that the Fund would be used exclusively to implement investment strategies for separately managed account (“SMA”) clients of the Investment Adviser that participate in certain “wrap-fee” programs, including programs sponsored by investment advisers and broker-dealers not affiliated with the Investment Adviser. The Trustees noted that the Fund would not pay the Investment Adviser a management fee under the terms of the Management Agreement, but that the Investment Adviser would receive fees for managing the SMAs that invest in the Fund.

In addition, the Trustees reviewed information on the Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable mutual funds used in “wrap fee” programs and that are advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rates and total operating expense ratios were prepared by a third-party provider of mutual fund data. The Trustees believed that this information was useful in evaluating the reasonableness of the total expenses expected to be paid by the Fund.

The Trustees considered that the Investment Adviser and Transfer Agent would waive and/or reimburse the Fund’s expenses (with certain customary exceptions, such as taxes, brokerage fees, and extraordinary expenses). In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

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GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees noted the competitive nature of the fund marketplace, and that many of the Fund’s shareholders would be investing in the Fund in part because of the Fund’s relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their Fund shares through their “wrap fee” program if they are dissatisfied with the performance of the Fund.

Economies of Scale

Because the Fund would not pay a management fee to the Investment Adviser under the Management Agreement and the Investment Adviser would waive and/or reimburse the Fund’s expenses, the Trustees did not place emphasis on the extent to which economies of scale would be shared with the Fund and its shareholders if the Fund’s assets exceeded specified levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationship with the Fund, including: (a) fees received by the Investment Adviser for managing SMAs that invest in the Fund; (b) futures commissions earned by Goldman Sachs & Co. LLC (“Goldman Sachs”) for executing securities and futures transactions on behalf of the Fund; (c) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (g) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers and “wrap-fee” program sponsors may cause those organizations to be open to doing business with other areas of Goldman Sachs.

Conclusion

In connection with their consideration of the Management Agreement for the Fund at the Meeting, the Trustees gave weight to various factors, including that the Fund would not pay a management fee under the Management Agreement, but did not identify any particular factor as controlling their decision. The Trustees unanimously concluded that the Investment Adviser’s management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund.

20

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.60 trillion in assets under supervision as of September 30, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund will file its portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2019 Goldman Sachs. All rights reserved. 184781-OTU-1086519 MUNINCCOMPSAR-19

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on July 8, 2015 for its International Equity Insights Funds.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	November 26, 2019

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	November 26, 2019